                                              1933 Act File No. 33-20673
                                              1940 Act File No. 811-5514

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   X

    Pre-Effective Amendment No.      .............................

    Post-Effective Amendment No. 74 ..............................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X

    Amendment No. 75 .............................................        X

                               MTB GROUP OF FUNDS
                          (Retail/Institutional Funds)

               (Exact Name of Registrant as Specified in Charter)

           5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           C. Grant Anderson, Esquire
                                 Reed Smith LLP
                           Federated Investors Tower,
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

__  immediately upon filing pursuant to paragraph (b)
_X_ on August 28, 2007 pursuant to paragraph (b)(1)(iii)
 _  60 days after filing pursuant to paragraph (a) (i)
 _  on _______________ pursuant to paragraph (a) (i)
_   75 days after filing pursuant to paragraph (a)(ii)
    on _______________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

  _ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    Copy to:

Melanie C. Maloney, Esquire
Jennifer Eck, Esquire
Dickstein Shapiro LLP
1825 Eye Street, N.W.
Washington, D.C.  20006

[Logo of MTB GROUP OF FUNDS]

www.mtbfunds.com

Managed by MTB Investment Advisors, Inc. -- www.mtbia.com

RETAIL CLASS PROSPECTUS

(Fluctuating Funds): August 31, 2007

CLASS A SHARES AND CLASS B SHARES

BOND FUNDS

MTB Income Fund
MTB Intermediate-Term Bond Fund
MTB Maryland Municipal Bond Fund
MTB New York Municipal Bond Fund
MTB Pennsylvania Municipal Bond Fund
MTB Short Duration Government Bond Fund
MTB Short-Term Corporate Bond Fund
MTB U.S. Government Bond Fund
MTB Virginia Municipal Bond Fund*

BALANCED FUNDS

MTB Balanced Fund
MTB Managed Allocation Fund--Aggressive Growth
MTB Managed Allocation Fund--Conservative Growth
MTB Managed Allocation Fund--Moderate Growth

STOCK FUNDS

MTB Equity Income Fund
MTB Equity Index Fund
MTB International Equity Fund
MTB Large Cap Growth Fund
MTB Large Cap Stock Fund
MTB Large Cap Value Fund
MTB Mid Cap Growth Fund
MTB Mid Cap Stock Fund
MTB Multi Cap Growth Fund
MTB Small Cap Growth Fund**
MTB Small Cap Stock Fund

* MTB Virginia Municipal Bond Fund only offers Class A Shares
** MTB Small Cap Growth Fund also offers Class C Shares

[Logo of MTB GROUP OF FUNDS]

August 31, 2007 : RETAIL CLASS PROSPECTUS (Fluctuating Funds)

Introduction -- Information Common to All Funds

Each portfolio (each, a Fund) of MTB Group of Funds (Trust) is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment advisor (or sub-advisor) invests each Fund’s assets in a way that the advisor believes will help a Fund achieve its goal. Still, investing in each Fund involves risk, and there is no guarantee that a Fund will achieve its goal. The investment advisor’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment advisor does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

How to Read this Prospectus

MTB Group of Funds is a mutual fund family that offers different classes of shares in separate Funds. The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class A, Class B and Class C Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

Class A, Class B and Class C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

MTB Funds • Are NOT FDIC Insured • Have No Bank Guarantee • May Lose Value

Managed by MTB Investment Advisors, Inc. The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

Contents

Fund Goals, Strategies, Risks and Performance		1
Bond Funds		3
Income Fund	CUSIP: 55376T874, Symbol: AKIRX (Class A Shares); CUSIP: 55376T866, Symbol: ARIBX (Class B Shares)	3
Intermediate-Term Bond Fund	CUSIP: 55376T833, Symbol: GVITX (Class A Shares); CUSIP: 55376T825, Symbol: IFIBX (Class B Shares)	6
Maryland Municipal Bond Fund	CUSIP: 55376T569, Symbol: ARMRX (Class A Shares); CUSIP: 55376T551, Symbol: AMTBX (Class B Shares)	10
New York Municipal Bond Fund	CUSIP: 55376T361, Symbol: VNYFX (Class A Shares); CUSIP: 55376T353, Symbol: VNYBX (Class B Shares)	14
Pennsylvania Municipal Bond Fund	CUSIP: 55376T312, Symbol: APARX (Class A Shares); CUSIP: 55376T296, Symbol: APTBX (Class B Shares)	18
Short Duration Government Bond Fund	CUSIP: 55376T247, Symbol: ASTTX (Class A Shares); CUSIP: 55376T239, Symbol: MSDGX (Class B Shares)	22
Short-Term Corporate Bond Fund	CUSIP: 55376T213, Symbol: MVSAX (Class A Shares); CUSIP: 55376T197, Symbol: MVSBX (Class B Shares)	25
U.S. Government Bond Fund	CUSIP: 55376V507, Symbol: VUGVX (Class A Shares); CUSIP: 55376V606, Symbol: AUSBX (Class B Shares)	28
Virginia Municipal Bond Fund	CUSIP: 55376V796, Symbol: RSXIX (Class A Shares)	31
Balanced Funds		34
Balanced Fund	CUSIP: 55376T106, Symbol: ARBAX (Class A Shares); CUSIP: 55376T205, Symbol: ABLDX (Class B Shares)	34
Managed Allocation Fund - Aggressive Growth	CUSIP: 55376T643, Symbol: VMAGX (Class A Shares); CUSIP: 55376T635, Symbol: VMABX (Class B Shares)	41
Managed Allocation Fund - Conservative Growth	CUSIP: 55376T627, Symbol: VMCGX (Class A Shares); CUSIP: 55376T619, Symbol: VMCBX (Class B Shares)	43
Managed Allocation Fund - Moderate Growth	CUSIP: 55376T593, Symbol: VMMGX (Class A Shares); CUSIP: 55376T585, Symbol: VMMBX (Class B Shares)	46
Stock Funds		48
Equity Income Fund	CUSIP: 55376T403, Symbol: ARERX (Class A Shares); CUSIP: 55376T502, Symbol: AEIBX (Class B Shares)	48
Equity Index Fund	CUSIP: 55376T700, Symbol: ARKAX (Class A Shares); CUSIP: 55376T809, Symbol: ARKBX (Class B Shares)	51
International Equity Fund	CUSIP: 55376T791, Symbol: GVIEX (Class A Shares); CUSIP: 55376T783, Symbol: VIEFX (Class B Shares)	54
Large Cap Growth Fund	CUSIP: 55376T767, Symbol: VLCPX (Class A Shares); CUSIP: 55376T759, Symbol: VLGRX (Class B Shares)	57
Large Cap Stock Fund	CUSIP: 55376T726, Symbol: AVERX (Class A Shares); CUSIP: 55376T718, Symbol: AVEBX (Class B Shares)	61
Large Cap Value Fund	CUSIP: 55376T684, Symbol: VEINX (Class A Shares); CUSIP: 55376T676, Symbol: VLCVX (Class B Shares)	64
Mid Cap Growth Fund	CUSIP: 55376T536, Symbol: AMCRX (Class A Shares); CUSIP: 55376T528, Symbol: MCEBX (Class B Shares)	67
Mid Cap Stock Fund	CUSIP: 55376T494, Symbol: VMCSX (Class A Shares); CUSIP: 55376T486, Symbol: VMCPX (Class B Shares)	71
Multi Cap Growth Fund	CUSIP: 55376T395, Symbol: ARGAX (Class A Shares); CUSIP: 55376T387, Symbol: ACPLX (Class B Shares)	75
Small Cap Growth Fund	CUSIP: 55376T171, Symbol: ARPAX (Class A Shares); CUSIP: 55376T163, Symbol: ASEBX (Class B Shares); CUSIP: 55376T155, Symbol: ARPCX (Class C Shares)	79
Small Cap Stock Fund	CUSIP: 55376T130, Symbol: GVAGX (Class A Shares); CUSIP: 55376T122, Symbol: VSCSX (Class B Shares)	82
Principal Securities of the Funds		85
Other Investment Strategies		91
Specific Risks of Investing in the Funds		92
How Are Shares Priced?		95
How to Purchase, Redeem, and Exchange Shares		99
Account and Share Information		104
Who Manages the Funds?		106
Sub-Advisors		107
Portfolio Managers		118
Financial Highlights		124
How to Obtain More Information About MTB Group of Funds		139

Fund Goals, Strategies, Risks and
Performance

This prospectus of the Trust offers Shares of 24 Funds, including Class A and B Shares of ten Stock Funds, four Balanced Funds, and eight Bond Funds; Class A Shares of one Bond Fund; and Class A, Class B and Class C Shares of one Stock Fund. Under a separate prospectus, the Trust offers Institutional I Shares for 20 of these Funds. In addition, under a separate prospectus, the Trust offers various classes of Shares of MTB Money Market Funds.

The following pages describe the investment goals (objectives), strategies and principal risks of each Fund whose Class A Shares, Class B Shares and/or Class C Shares are offered by this prospectus. There can be no assurance that a Fund will achieve its goal. However, each Fund endeavors to do so by following the strategies and policies described in this prospectus.

The investment goal of each Fund may only be changed upon the approval of a majority of the outstanding Shares of the Fund which may be affected by the changes. Certain investment strategies may be changed without shareholder approval, although a Fund will provide shareholders with at least 60 days prior written notice of a change in its 80% investment policy.

Performance and Financial History of MTB Funds Which Succeeded the ARK Funds

Each of the following Funds (a Successor MTB Fund) is the successor to a corresponding portfolio of the ARK Funds pursuant to a reorganization (ARK Reorganization) which took place on August 15, 2003 or August 22, 2003 (together, the Closing Date).

Successor MTB Fund	Former ARK Portfolio (sometimes referred to as “Accounting Survivor”)

MTB Income Fund	ARK Income Portfolio

MTB Intermediate-Term Bond Fund	ARK Intermediate Fixed Income Portfolio

MTB Maryland Municipal Bond Fund	ARK Pennsylvania Tax-Free Portfolio

MTB Pennsylvania Municipal Bond Fund	ARK Pennsylvania Tax-Free Portfolio

MTB Short-Term Corporate Bond Fund	ARK Short-Term Bond Portfolio

MTB Balanced Fund	ARK Balanced Portfolio

MTB Equity Income Fund	ARK Equity Income Portfolio

MTB Equity Index Fund	ARK Equity Index Portfolio

MTB Large Cap Stock Fund	ARK Value Equity Portfolio

MTB Mid Cap Growth Fund	ARK Mid Cap Equity Portfolio

MTB Multi Cap Growth Fund	ARK Capital Growth Portfolio

MTB Small Cap Growth Fund	ARK Small Cap Equity Portfolio

Prior to the Closing Date, each Successor MTB Fund had no investment operations. Accordingly, the performance information provided in the prospectus for periods prior to the Closing Date is historical information for the corresponding ARK Fund. Each of the corresponding ARK Funds was managed by Allied Investment Advisors, Inc. (AIA), which became a wholly-owned subsidiary of Manufacturers and Traders Trust Company (M&T Bank) on April 1, 2003, when M&T Bank Corporation acquired AllFirst Financial Inc., AllFirst Bank (AllFirst) and their affiliates. On August 22, 2003, the investment advisory operations of M&T Asset Management, a department of M&T Bank, which was the pre-Reorganization advisor to the Trust, were transferred to AIA (which was renamed MTB Investment Advisors, Inc.). Effective on that date, MTB Investment Advisors, Inc. (MTBIA) became the investment advisor to the Trust. Each Successor MTB Fund has investment objectives and policies that are identical or substantially similar to those of the corresponding ARK Fund, although each Successor MTB Fund has different fee and expense arrangements than the corresponding ARK Fund.

Performance and Financial History of MTB Funds Which Succeeded the Governor Funds

Each of the following Funds (Successor MTB Fund) is a successor to a corresponding portfolio of the Governor Funds (Corresponding Governor Fund) pursuant to a reorganization that took place on January 8, 2001.

Successor MTB Fund	Corresponding Governor Fund

MTB International Equity Fund	International Equity Fund

MTB Managed Allocation Fund-- Aggressive Growth	Lifestyle Growth Fund

MTB Managed Allocation Fund-- Conservative Growth	Lifestyle Conservative Fund

MTB Managed Allocation Fund-- Moderate Growth	Lifestyle Moderate Growth Fund

MTB Short Duration Government Bond Fund (formerly VISION Institutional Limited Duration U.S. Government Fund)	Limited Duration Government Securities Fund

MTB Small Cap Stock Fund	Aggressive Growth Fund

Prior to that date, each Successor MTB Fund had no investment operations. Accordingly, the performance information and financial information provided in the prospectus for periods prior to January 8, 2001, is historical information for the Corresponding Governor Fund. Each of the Corresponding Governor Funds was managed through January 8, 2001 by Martindale Andres & Company LLC, which became a subsidiary of M&T Bank on October 6, 2000. On January 8, 2001, M&T Asset Management, a department of M&T Bank, assumed all advisory responsibilities. Each Corresponding Governor Fund had investment objectives and policies that are identical or substantially similar to that of the Successor MTB Fund, although the Corresponding Governor Funds had different fee and expense arrangements.

Prior to August 15, 2003, MTB Group of Funds was known as Vision Group of Funds. Prior to August 11, 2000, Vision Group of Funds was known as Vision Group of Funds, Inc.

The MTB Virginia Municipal Bond Fund (MTB Virginia) became the successor to the FBR Virginia Tax-Free Portfolio (FBR Virginia) on February 24, 2006. Prior to that date, MTB Virginia had no investment operations. Accordingly, the performance information provided in the prospectus for periods prior to February 24, 2006 is historical information for FBR Virginia. FBR Virginia had investment objectives and policies that are substantially identical to that of MTB Virginia, although FBR Virginia had different fee and expense arrangements.

Performance

On the following pages is performance information for each Fund. This information gives you some indication of the risks of an investment in a Fund by comparing each Fund’s performance with a broad measure of market performance. While past performance of a Fund does not necessarily predict future performance, the following information provides you with the historical performance information to assist you in analyzing how each Fund’s investment risks may be balanced by their potential rewards. For more current performance information, call (800) 836-2211.

Bar Charts

The bar chart represents the (historical) calendar year performance of Class A Shares of each Fund without reflecting the applicable sales charge imposed on Class A Shares. If these charges or fees had been included, the return would have been lower. Following the bar chart is the year-to-date performance of Class A Shares through the most recent calendar quarter, again, without reflecting any applicable sales charge imposed on Class A Shares. Also provided is the best and worst calendar quarter performance for Class A Shares through the most recent calendar year. For Funds that also offer Class B and/or Class C Shares, Class A Shares performance is shown because it has the longest operating history.

Average Annual Total Return Tables

Following the bar chart is a performance table showing the Average Annual Total Return for Class A, Class B and Class C Shares, if applicable, of the Funds as compared to an appropriate broad-based securities market index for certain periods ended December 31, 2006. The Funds’ total return figures reflect the maximum sales charge that could apply. The market indices are unmanaged and are not adjusted for any sales charges, expenses or other fees the SEC requires to be reflected in a Fund’s performance. You cannot invest directly in an index.

Risks Common to the Funds

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

MTB INCOME FUND

Cusip: 55376T874 Symbol: AKIRX (Class A Shares)
Cusip: 55376T866 Symbol: ARIBX (Class B Shares)

Goal

Primarily current income and secondarily capital growth.

Strategy

The Fund seeks its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage backed securities. The Fund’s Advisor will generally select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (junk bonds). The Fund seeks to maintain a dollar-weighted average maturity of four to twenty years. However, the dollar-weighted average maturity of the Fund’s investments will vary depending on market conditions.

In selecting securities for the Fund, the Advisor considers a security’s current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.


The Fund may engage in credit default swap transactions (i) as buyer or seller, to hedge the Fund’s portfolio against anticipated market trends; (ii) as buyer, to enhance the value of the portfolio through the anticipated capital appreciation of the swap investment; or (iii) as seller, to generate income through the receipt of payments from the swap counterparty.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.


  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Credit risk regarding credit default swap transactions includes the possibility that (i) a counterparty to such transaction involving the Fund will fail to meet its obligations; or (ii) the Fund, as seller of a swap, may be required to pay to its counterparty the entire notional value of the obligation underlying the swap in the event that such underlying obligation defaults.


  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
  Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.
  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Performance Information

Risk/Return Bar Chart




The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.


The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


The Fund’s Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 0.48%.


Average Annual Total Return Table


The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Aggregate Bond Index (LBAB), a broad based market index, and Lipper Corporate A-Rated Debt Funds Average. The LBAB is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Lipper Corporate A-Rated Debt Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


	1 Year	5 Years	10 Years

Class A Shares

Return Before Taxes	(1.11)%	3.10%	4.62%

Return After Taxes on Distributions(1)	(2.61)%	1.50%	2.64%

Return After Taxes on Distributions and Sale of Fund Shares(1)	(0.73)%	1.75%	2.74%

Class B Shares

Return Before Taxes	(2.04)%	3.00%	4.40%

LBAB	4.33%	5.06%	6.24%

Lipper Corporate A-Rated Debt Funds Average	3.89%	4.79%	5.59%


(1) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


(2) Class B Shares of the Fund were offered beginning September 14, 1998. Performance results shown before that date are for the Fund’s Institutional I Shares which are not offered by this prospectus and have been adjusted for the maximum contingent deferred sales charge and total annual operating expenses applicable to the Fund’s Class B Shares. The Fund’s Class B Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund’s Class A Shares and Class B Shares.


Shareholder Fees


Fees Paid Directly From Your Investment


	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Exchange Fee	None	None


(1) For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.


Annual Fund Operating Expenses
(Before Waivers)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


	Class A	Class B

Management Fee(2)	0.60%	0.60%

Distribution (12b-1) Fee	0.25%(3)	0.75%

Other Expenses(4)	0.46%	0.46%

Total Annual Fund Operating Expenses(5)	1.31%	1.81%(6)


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.55% for the fiscal year ended April 30, 2007.


(3) A portion of the distribution (12b-1) fee for the Fund’s Class A Shares has been waived. The distributor can terminate this waiver at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the waiver) was 0.22% for the fiscal year ended April 30, 2007.


(4) The shareholder services provider waived a portion of its fee for the Fund’s Class A Shares and Class B Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Class A Shares and Class B Shares (after the waiver) were 0.22% and 0.44%, respectively, for the fiscal year ended April 30, 2007.


(5) Although not contractually obligated to do so, the Advisor, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers of Fund Expenses	0.32%	0.07%
Total Actual Annual Fund Operating Expenses (after waivers)	0.99%	1.74%


(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.


Example


This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$577	$847	$1,136	$1,958
Class B
Expenses assuming redemption	$684	$869	$1,180	$1,996
Expenses assuming no redemption	$184	$569	$980	$1,996


MTB INTERMEDIATE-TERM BOND FUND

Cusip: 55376T833 Symbol: GVITX (Class A Shares)
Cusip: 55376T825 Symbol: IFIBX (Class B Shares)

Goal

Current income.

Strategy

The Fund seeks its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage and asset backed securities. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in fixed income securities. The Fund’s Advisor will select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (junk bonds). The Fund normally invests in securities with intermediate maturities, and the Fund seeks to maintain a dollar-weighted average maturity of three to ten years. However, the Fund has no maturity restrictions on individual issues, and the dollar-weighted average maturity of the Fund’s investments will vary depending on market conditions.

In selecting securities for the Fund, the Advisor considers a security’s current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.


The Fund may engage in credit default swap transactions (i) as buyer or seller, to hedge the Fund’s portfolio against anticipated market trends; (ii) as buyer, to enhance the value of the portfolio through the anticipated capital appreciation of the swap investment; or (iii) as seller, to generate income through the receipt of payments from the swap counterparty.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.


  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Credit risk regarding credit default swap transactions includes the possibility that (i) a counterparty to such credit swap transaction involving the Fund will fail to meet its obligations; or (ii) the Fund, as seller of a swap, may be required to pay to its counterparty the entire notional value of the obligation underlying the swap in the event that such underlying obligation defaults.


  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
  Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.
  Active Trading Risks. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Performance Information

Risk/Return Bar Chart




The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.


The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


The Fund’s Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 0.73%.


Average Annual Total Return Table


The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Intermediate Government/Credit Bond Index (LBIGC), a broad-based market index, and the Lipper Short-Intermediate Investment Grade Debt Funds Average. The LBIGC is a widely recognized, market value-weighted index of U.S. Treasury securities, U.S. government agency obligations, corporate debt securities, Yankee bonds and nonconvertible corporate debt securities issued by or guaranteed by foreign government and agencies. Lipper Short-Intermediate Investment Grade Debt Funds Average is a composite of mutual fund, designated by Lipper, Inc. with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


	1 Year	Start of Performance(1)

Class A Shares

Return Before Taxes	(0.99)%	1.85%

Return After Taxes on Distributions(2)	(2.39)%	0.28%

Return After Taxes on Distributions and Sale of Fund Shares(2)	(0.67)%	0.68%

Class B Shares

Return Before Taxes	(2.05)%	1.56%

LBIGC	4.08%	3.38%

Lipper Short-Intermediate Investment Grade Debt Funds Average	3.73%	2.89%


(1) The Fund’s Class A Shares and Class B Shares start of performance date was August 18, 2003.


(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical Performance Information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.


Shareholder Fees


Fees Paid Directly From Your Investment


	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Exchange Fee	None	None


(1) For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.


Annual Fund Operating Expenses
(Before Waivers)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


	Class A	Class B

Management Fee(2)	0.70%	0.70%

Distribution (12b-1) Fee	0.25%(3)	0.75%

Other Expenses(4)	0.41%	0.41%

Total Annual Fund Operating Expenses(5)	1.36%	1.86%(6)


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.57% for the fiscal year ended April 30, 2007.


(3) A portion of the distribution (12b-1) fee for the Fund’s Class A Shares has been waived. The distributor can terminate this waiver at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the waiver) was 0.08% for the fiscal year ended April 30, 2007.


(4) The shareholder services provider waived a portion of its fee for the Fund’s Class A Shares and Class B Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Class A Shares and Class B Shares (after the waiver) were 0.30% and 0.36%, respectively, for the fiscal year ended April 30, 2007.


(5) Although not contractually obligated to do so, the Advisor, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers of Fund Expenses	0.41%	0.18%
Total Actual Annual Fund Operating Expenses (after waivers)	0.95%	1.68%


(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.


Example


This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$582	$861	$1,161	$2,011
Class B
Expenses assuming redemption	$689	$885	$1,206	$2.049
Expenses assuming no redemption	$189	$585	$1,006	$2,049


MTB MARYLAND MUNICIPAL BOND FUND

Cusip: 55376T569 Symbol: ARMRX (Class A Shares)
Cusip: 55376T551 Symbol: AMTBX (Class B Shares)

Goal

Current income exempt from federal regular income tax and Maryland state and local income taxes.

Strategy

Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of Maryland and Maryland municipalities. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the individual issues in which it invests.

In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
  Risks of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.
  Maryland Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Maryland issuers. The economy of Maryland is relatively diversified across the service, trade and government sectors, but could be adversely impacted by changes to any of these sectors.

Performance Information

Risk/Return Bar Chart




The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.


The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


The Fund’s Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 0.24%.


Average Annual Total Return Table


The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 10 Year Municipal Bond Index (LB10MB), the Lehman Brothers 7 Year Municipal Bond Index (LB7MB), each a broad-based market index, and the Lipper Other States Intermediate Municipal Debt Funds Average. The LB10MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between eight and twelve years. The LB7MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between six and eight years. The Lipper Other States Intermediate Municipal Debt Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


	1 Year	5 Years	10 Years

Class A Shares

Return Before Taxes	(1.04)%	3.50%	4.15%

Return After Taxes on Distributions(1)	(1.07)%	3.47%	4.09%

Return After Taxes on Distributions and Sale of Fund Shares(1)	0.70%	3.55%	4.12%

Class B Shares

Return Before Taxes	(2.26)%	3.30%	5.08%

LB10MB	4.71%	5.46%	5.70%

LB7MB	3.98%	4.89%	5.22%

Lipper Other States Intermediate Municipal Debt Funds Average	3.29%	3.84%	4.19%


(1) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA and 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund’s Class A Shares and Class B Shares.


Shareholder Fees


Fees Paid Directly From Your Investment


	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Exchange Fee	None	None


(1) For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.


Annual Fund Operating Expenses
(Before Waivers and Reduction)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


	Class A	Class B

Management Fee	0.70%(2)(3)	0.70%(4)

Distribution (12b-1) Fee	0.25%(5)	0.75%

Other Expenses(6)	0.44%	0.44%

Total Annual Fund Operating Expenses(7)	1.39%	1.89%(8)


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and other fees (including the distribution (12b-1) and shareholder services fees) which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s Class A Shares total operating expenses to not more than 0.85% of average daily net assets for the period commencing on January 6, 2006 and continuing through April 30, 2008.


(3) The Advisor contractually waived a portion of the management fee for the Fund’s Class A Shares. The management fee paid by the Fund’s Class A Shares (after the contractual waiver) was 0.53% for the fiscal year ended April 30, 2007.


(4) The Advisor waived a portion of the management fee for the Fund’s Class B Shares. The Advisor can terminate this waiver at any time. The management fee paid by the Fund’s Class B Shares (after the waiver) was 0.53% for the fiscal year ended April 30, 2007.


(5) A portion of the distribution (12b-1) fee for the Fund’s Class A Shares has been waived. Additionally, the distributor did not charge, and therefore the Fund’s Class A Shares did not accrue, a portion of its fee. The distributor can terminate this waiver and reduction at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the waiver and reduction) was 0.10% for the fiscal year ended April 30, 2007.


(6) The shareholder services provider waived its entire fee for the Fund’s Class A Shares and a portion of its fee for the Fund’s Class B Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Class A Shares and Class B Shares (after the waiver) were 0.19% and 0.43%, respectively, for the fiscal year ended April 30, 2007.


(7) As a result of contractual obligations and voluntary waivers, the Advisor, distributor and shareholder services provider waived certain amounts. Additionally, the distributor did not charge certain amounts. These are shown below along with the net expenses the Fund actually paid for fiscal year ended April 30, 2007.


Total Waivers and Reduction of Fund Expenses	0.57%	0.18%
Total Actual Annual Fund Operating Expenses (after waivers and reduction)	0.82%	1.71%


(8) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.


Example


This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares are based upon the contractually imposed expense limitation of 0.85% and Class B Shares operating expenses are before waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$585	$870	$1,176	$2,043
Class B
Expenses assuming redemption	$692	$894	$1,221	$2,082
Expenses assuming no redemption	$192	$594	$1,021	$2,082


MTB NEW YORK MUNICIPAL BOND FUND

Cusip: 55376T361 Symbol: VNYFX (Class A Shares)
Cusip: 55376T353 Symbol: VNYBX (Class B Shares)

Goal

To provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and as is consistent with the preservation of capital.

Strategy

Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of New York and New York municipalities. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the individual issues in which it invests.

In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
  Risks of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.
  New York Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers. The economy of New York state is large and diverse, from agriculture, manufacturing and high technology in upstate counties to advertising, finance and banking in New York City. Any major changes to the financial conditions of New York City, however, would ultimately have an effect on the state.

Performance Information

Risk/Return Bar Chart




The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.


The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


The Fund’s Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 0.03%.


Average Annual Total Return Table


The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers New York Tax-Exempt Index (LBNYTE), a broad-based market index, and the Lipper New York Intermediate Municipal Debt Funds Average. The LBNYTE is a total return performance benchmark for the New York long-term, investment grade, tax-exempt bond market. Returns and attributes for this index are calculated semi-monthly using approximately 22,000 municipal bonds classified as general obligation bonds (state and local), revenue bonds (excluding insured revenue bonds), insured bonds (includes all bond insurers with Aaa/AAA ratings), and prerefunded bonds. The Lipper New York Municipal Debt Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


	1 Year	5 Years	10 Years	Start of Performance(1)

Class A Shares

Return Before Taxes	(0.65)%	3.63%	4.31%	N/A

Return After Taxes on Distributions(2)	(0.65)%	3.57%	4.24%	N/A

Return After Taxes on Distributions and Sale of Fund Shares(2)	0.86%	3.63%	4.25%	N/A

Class B Shares

Return Before Taxes	(1.80)%	N/A	N/A	2.62%

LBNYTE	4.73%	5.43%	5.82%	N/A

Lipper New York Intermediate Municipal Debt Funds Average	3.32%	4.06%	4.58%	N/A


(1) The Fund’s Class B Shares start of performance date was August 18, 2003.


(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.


Shareholder Fees


Fees Paid Directly From Your Investment


	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Exchange Fee	None	None


(1) For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.


Annual Fund Operating Expenses
(Before Waivers and Reductions)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


	Class A	Class B

Management Fee(2)	0.70%	0.70%

Distribution (12b-1) Fee	0.25%(3)	0.75%

Other Expenses(4)	0.50%	0.50%

Total Annual Fund Operating Expenses(5)	1.45%	1.95%(6)


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.42% for the fiscal year ended April 30, 2007.


(3) A portion of the distribution (12b-1) fee for the Fund’s Class A Shares has been waived. Additionally, the distributor did not charge, and therefore the Fund’s Class A Shares did not accrue, a portion of its fee. The distributor can terminate this waiver and reduction at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the waiver and reduction) was 0.04% for the fiscal year ended April 30, 2007.


(4) The shareholder services provider waived a portion of its fee for the Fund’s Class A Shares and Class B Shares. Additionally, the shareholder services provider did not charge, and therefore the Fund’s Class A Shares did not accrue, a portion of its fee. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Class A Shares and Class B Shares (after the waiver and reduction) were 0.34% and 0.49%, respectively, for the fiscal year ended April 30, 2007.


(5) Although not contractually obligated to do so, the Advisor, distributor and shareholder services provider waived certain amounts. Additionally, the distributor did not charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers and Reductions of Fund Expenses	0.65%	0.29%
Total Actual Annual Fund Operating Expenses (after waivers and reductions)	0.80%	1.66%


(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.


Example


This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers and reductions as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$591	$888	$1,207	$2,107
Class B
Expenses assuming redemption	$698	$912	$1,252	$2,146
Expenses assuming no redemption	$198	$612	$1,052	$2,146


MTB PENNSYLVANIA MUNICIPAL BOND FUND

Cusip: 55376T312 Symbol: APARX (Class A Shares)
Cusip: 55376T296 Symbol: APTBX (Class B Shares)

Goal

Current income exempt from federal regular income tax and Pennsylvania personal income taxes.

Strategy

Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the Commonwealth of Pennsylvania and Pennsylvania municipalities. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the individual issues in which it invests.

In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
  Risks of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.
  Pennsylvania Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers. Pennsylvania’s economy has historically been dependent on heavy industry and agriculture, but has diversified recently into medical and health services, education and financial services. Future economic difficulties in any of these industries could have an adverse impact on the finances of the state.

Performance Information

Risk/Return Bar Chart




The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.


The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


The Fund’s Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was (0.03)%.


Average Annual Total Return Table


The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 7 Year Municipal Bond Index (LB7MB) and the Lehman Brothers 10 Year Municipal Bond Index (LB10MB), each a broad-based market index, and the Lipper Pennsylvania Intermediate Municipal Debt Funds Average. The LB7MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between six and eight years. The LB10MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between eight and twelve years. The Lipper Pennsylvania Intermediate Municipal Debt Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


	1 Year	5 Years	10 Years

Class A Shares

Return Before Taxes	(1.13)%	3.17%	3.67%

Return After Taxes on Distributions(1)	(1.13)%	3.17%	3.64%

Return After Taxes on Distributions and Sale of Funds Shares(1)	0.51%	3.24%	3.68%

Class B Shares

Return Before Taxes	(2.33)%	2.98%	4.37%

LB7MB	3.98%	4.89%	5.22%

LB10MB	4.71%	5.46%	5.70%

Lipper Pennsylvania Intermediate Municipal Debt Funds Average	3.69%	3.96%	4.34%


(1) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect on taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.


Shareholder Fees


Fees Paid Directly From Your Investment


	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None

Maximum Deferred Sales Charge (Load) as a percentage of original purchase price or redemption proceeds, as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Exchange Fee	None	None


(1) For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.


Annual Fund Operating Expenses
(Before Waivers and Reduction)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


	Class A	Class B

Management Fee(2)	0.70%	0.70%

Distribution (12b-1) Fee	0.25%(3)	0.75%

Other Expenses(4)	0.45%	0.45%

Total Annual Fund Operating Expenses(5)	1.40%	1.90%(6)


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.65% for the fiscal year ended April 30, 2007.


(3) A portion of the distribution (12b-1) fee for the Fund’s Class A Shares has been waived. The distributor can terminate this waiver at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the waiver) was 0.07% for the fiscal year ended April 30, 2007.


(4) The shareholder services provider waived its entire fee for the Fund’s Class A Shares. Additionally, the shareholder services provider did not charge, and therefore the Fund’s Class B Shares did not accrue, a portion of its fee. The shareholder services provider can terminate this waiver and reduction at any time. Total other expenses paid by the Fund’s Class A Shares and Class B Shares (after the waiver and reduction) were 0.20% and 0.41%, respectively, for the fiscal year ended April 30, 2007.


(5) Although not contractually obligated to do so, the Advisor, distributor and shareholder services provider waived certain amounts. Additionally, the shareholder services provider did not charge certain amounts. These are shown below along with the net expenses the fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers and Reduction of Fund Expenses	0.48%	0.09%
Total Actual Annual Fund Operating Expenses (after waivers and reduction)	0.92%	1.81%


(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.


Example


This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$586	$873	$1,181	$2,054
Class B
Expenses assuming redemption	$693	$897	$1,226	$2,092
Expenses assuming no redemption	$193	$597	$1,026	$2,092


MTB SHORT DURATION GOVERNMENT BOND FUND

Cusip: 55376T247 Symbol: ASTTX (Class A Shares)
Cusip: 55376T239 Symbol: MSDGX (Class B Shares)

Goal

To seek current income, with preservation of capital as a secondary objective.

Strategy

The Fund normally invests substantially all, but under normal market conditions no less than 80%, of the value of its net assets in a diversified portfolio of debt obligations issued or supported as to principal and interest by the U.S. government or its agencies and instrumentalities including mortgage backed securities, asset backed securities, variable and floating rate securities, zero coupon securities, and in repurchase agreements backed by such securities. Certain mortgage backed securities, including adjustable rate mortgage securities (ARMs) and collateralized mortgage obligations (CMOs) are included within the definition of “U.S. government securities.” The Fund expects to maintain a duration of less than three years under normal market conditions.

The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in some GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

Performance Information

Risk/Return Bar Chart



The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.


The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


The Fund’s Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2.13%.


Average Annual Total Return Table


The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GB), a broad-based market index, and the Lipper Short U.S. Government Average. The LB1-3GB is a widely recognized index of U.S. government obligations with maturities between one and three years. The Lipper Short U.S. Government Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


	1 Year	Start of Performance(1)

Class A Shares

Return Before Taxes	0.53%	1.27%

Return After Taxes on Distributions(2)	(0.70)%	0.32%

Return After Taxes on Distributions and Sale of Fund Shares(2)	0.33%	0.53%

Class B Shares

Return Before Taxes	(1.85)%	0.56%

LB1-3GB	4.12%	2.39%

Lipper Short U.S. Government Average	3.85%	2.13%


(1) The Fund’s Class A Shares and Class B Shares start of performance date was August 18, 2003.


(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.


Shareholder Fees


Fees Paid Directly From Your Investment


	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Exchange Fee	None	None


(1) For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.


Annual Fund Operating Expenses
(Before Anticipated Waivers)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


	Class A	Class B

Management Fee(2)	0.60%	0.60%

Distribution (12b-1) Fee	0.25%(3)	0.75%

Other Expenses	0.41%(4)	0.41%

Total Annual Fund Operating Expenses(5)	1.26%	1.76%(6)


(1) The percentages shown are based on anticipated expenses for the entire fiscal year ending April 30, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor expects to waive a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the anticipated waiver) is expected to be 0.51% for the fiscal year ending April 30, 2008.


(3) A portion of the distribution (12b-1) fee is expected to be waived for the Fund’s Class A Shares. The distributor can terminate this waiver at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated waiver) is expected to be 0.15% for the fiscal year ending April 30, 2008.


(4) The shareholder services provider expects to waive its entire fee for the Fund’s Class A Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Class A Shares (after the anticipated waiver) are expected to be 0.16%, for the fiscal year ending April 30, 2008.


(5) Although not contractually obligated to do so, the Advisor, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2008.


Total Waivers of Fund Expenses	0.44%	0.09%
Total Actual Fund Operating Expenses (after anticipated waivers)(7)	0.82%	1.67%


(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.


(7) The Total Actual Fund Operating Expenses (after waivers) paid by the Fund’s Class A Shares and Class B Shares were 0.89% and 1.52%, respectively, for the fiscal year ended April 30, 2007.


Example


This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before anticipated waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$425	$688	$971	$1,777
Class B
Expenses assuming redemption	$679	$854	$1,154	$1,942
Expenses assuming no redemption	$179	$554	$954	$1,942


MTB SHORT-TERM CORPORATE BOND FUND

Cusip: 55376T213 Symbol: MVSAX (Class A Shares)
Cusip: 55376T197 Symbol: MVSBX (Class B Shares)

Goal

Current income.

Strategy

The Fund seeks its investment goal by investing primarily in U.S. corporate fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. corporate fixed income securities. The Fund’s Advisor will select investment grade securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (junk bonds). The Fund also invests in a range of U.S. government securities, including mortgage and asset-backed securities. For purposes of the Fund’s 80% investment policy, U.S. corporate fixed income securities may include corporate asset-backed securities. The Fund seeks to maintain a dollar-weighted average maturity of no more than three years. However, the dollar-weighted average maturity of the Fund’s investments will vary depending on market conditions.

In selecting securities for the Fund, the Advisor considers a security’s current yield, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decline in interest rates.


The Fund may engage in credit default swap transactions (i) as buyer or seller, to hedge the Fund’s portfolio against anticipated market trends; (ii) as buyer, to enhance the value of the portfolio through the anticipated capital appreciation of the swap investment; or (iii) as seller, to generate income through the receipt of payments from the swap counterparty.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.


  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Credit risk regarding credit default swap transactions includes the possibility that (i) a counterparty to such transaction involving the Fund will fail to meet its obligations; or (ii) the Fund, as seller of a swap, may be required to pay to its counterparty the entire notional value of the obligation underlying the swap in the event that such underlying obligation defaults.


  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
  Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.
  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Performance Information

Risk/Return Bar Chart




The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.


The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


The Fund’s Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 1.87%.


Average Annual Total Return Table


The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-3 Year Government/Credit Bond Index (LBGC), a broad-based market index, and the Lipper Short Investment Grade Debt Funds Average. The LBGC is an index that captures funds with exposures to both government and commercial credit. The Lipper Short Investment Grade Debt Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


	1 Year	Start of Performance(1)

Class A Shares

Return Before Taxes	1.01%	1.40%

Return After Taxes on Distributions(2)	(0.23)%	0.47%

Return After Taxes on Distributions and Sale of Fund Shares(2)	0.64%	0.65%

Class B Shares

Return Before Taxes	(1.69)%	0.67%

LBGC	4.25%	2.63%

Lipper Short Investment Grade Debt Funds Average	4.18%	2.55%


(1) The Fund’s Class A Shares and Class B Shares start of performance date was August 25, 2003.


(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.


Shareholder Fees


Fees Paid Directly From Your Investment


	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Exchange Fee	None	None


(1) For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.


Annual Fund Operating Expenses
(Before Waivers and Reduction)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


	Class A	Class B

Management Fee(2)	0.70%	0.70%

Distribution (12b-1) Fee (3)	0.25%	0.75%

Other Expenses(4)	0.54%	0.54%

Total Annual Fund Operating Expenses(5)	1.49%	1.99%(6)


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.46% for the fiscal year ended April 30, 2007.


(3) A portion of the distribution (12b-1) fee for the Fund’s Class A Shares has been waived. Additionally, the distributor did not charge, and therefore the Fund’s Class B Shares did not accrue, a portion of its fee. The distributor can terminate this waiver and reduction at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares and Class B Shares (after the waiver and reduction) was 0.17% and 0.74%, respectively, for the fiscal year ended April 30, 2007.


(4) The shareholder services provider waived a portion of its fee for the Fund’s Class A Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Class A Shares (after the waiver) were 0.30% for the fiscal year ended April 30, 2007.


(5) Although not contractually obligated to do so, the Advisor, distributor and shareholder services provider waived certain amounts. Additionally, the distributor did not charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers and Reduction of Fund Expenses	0.56%	0.25%
Total Actual Annual Fund Operating Expenses (after waivers and reduction)	0.93%	1.74%


(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.


Example


This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$447	$757	$1,089	$2,026
Class B
Expenses assuming redemption	$702	$924	$1,273	$2,188
Expenses assuming no redemption	$202	$624	$1,073	$2,188


MTB U.S. GOVERNMENT BOND FUND

Cusip: 55376V507 Symbol: VUGVX (Class A Shares)
Cusip: 55376V606 Symbol: AUSBX (Class B Shares)

Goal

To provide current income. Capital appreciation is a secondary, non-fundamental investment consideration.

Strategy

Under normal market conditions, the Fund invests at least 80% of the value of its net assets in a diversified portfolio consisting of debt obligations that are guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities and government-sponsored enterprises, including mortgage backed securities issued by U.S. government-sponsored enterprises. The Fund anticipates that most of its assets will be invested in fixed income securities having maturities greater than one year. Certain mortgage backed securities, including adjustable rate mortgage securities (ARMs) and collateralized mortgage obligations (CMOs) are included within the definition of “U.S. government securities.” The Fund may invest at times to a limited extent in other types of debt obligations to enhance total return (e.g., corporate debt obligations, taxable municipal securities, asset backed securities, etc.).

The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in some GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

Performance Information

Risk/Return Bar Chart




The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.


The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


The Fund’s Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 0.62%.


Average Annual Total Return Table


The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers U.S. Government Bond Index (LBUSGB), a broad-based market index, and the Lipper U.S. Government Funds Average. The LBUSGB is a market value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. The Lipper U.S. Government Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


	1 Year	5 Years	10 Years	Start of Performance(1)

Class A Shares

Return Before Taxes	(1.11)%	3.12%	4.88%	N/A

Return After Taxes on Distributions(2)	(2.57)%	1.46%	2.76%	N/A

Return After Taxes on Distributions and Sale of Fund Shares(2)	(0.74)%	1.67%	2.84%	N/A

Class B Shares

Return Before Taxes	(2.40)%	N/A	N/A	1.42%

LBUSGB	3.48%	4.64%	6.01%	N/A

Lipper U.S. Government Funds Average	1.87%	3.45%	4.56%	N/A


(1) The Fund’s Class B Shares start of performance date was August 18, 2003.


(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.


Shareholder Fees


Fees Paid Directly From Your Investment


	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Exchange Fee	None	None


(1) For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.


Annual Fund Operating Expenses
(Before Anticipated Waivers and Reduction)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


	Class A	Class B

Management Fee(2)	0.70%	0.70%

Distribution (12b-1) Fee	0.25%(3)	0.75%

Other Expenses(4)	0.43%	0.43%

Total Annual Fund Operating Expenses(5)	1.38%	1.88%(6)


(1) The percentages shown are based on anticipated expenses for the entire fiscal year ending April 30, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor expects to waive a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the anticipated waiver) is expected to be 0.66% for the fiscal year ending April 30, 2008.


(3) A portion of the distribution (12b-1) fee is expected to be waived for the Fund’s Class A Shares. Additionally, the distributor does not expect to charge, and therefore the Fund’s Class A Shares will not accrue, a portion of its fees. The distributor can terminate this waiver and reduction at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated waiver) is expected to be 0.12% for the fiscal year ending April 30, 2008.


(4) The shareholder services provider expects to waive its entire fee for the Fund’s Class A Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Class A Shares (after the anticipated waiver) are expected to be 0.18% for the fiscal year ending April 30, 2008.


(5) Although not contractually obligated to do so, the Advisor, distributor and shareholder services provider expect to waive certain amounts. Additionally, the distributor expects not to charge certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2008.


Total Waivers and Reduction of Fund Expenses	0.42%	0.04%
Total Actual Annual Fund Operating Expenses (after anticipated waivers and reduction)(7)	0.96%	1.84%


(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.


(7) The Total Actual Fund Operating Expenses (after waivers and reduction) paid by the Fund’s Class A Shares and Class B Shares were 0.87% and 1.83%, respectively, for the fiscal year ended April 30, 2007.


Example


This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before anticipated waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$584	$867	$1,171	$2,033
Class B
Expenses assuming redemption	$691	$891	$1,216	$2,071
Expenses assuming no redemption	$191	$591	$1,016	$2,071



MTB VIRGINIA MUNICIPAL BOND FUND


Cusip: 55376V796 Symbol: RSXIX (Class A Shares)

Goal

Current income exempt from federal regular income tax and Virginia state and local income taxes.

Strategy

Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the Commonwealth of Virginia and Virginia municipalities. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the individual issues in which it invests.

In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
  Risks of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.
  Virginia Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Virginia issuers. The economy of Virginia is relatively diversified across the service, trade and government sectors, but could be adversely impacted by changes to any of these sectors. Such changes could include changes in political parties in power, government spending cuts or economic downturn.

Performance Information

Risk/Return Bar Chart




The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis


The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


The Fund’s Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was (4.54)%.


Average Annual Total Return Table


The following table represents the Fund’s Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 10 Year Municipal Bond Index (LB10MB) and the Lehman Brothers 7 Year Municipal Bond Index (LB7MB), each a broad-based market index, and the Lipper Virginia Municipal Debt Funds Average and the Lipper Other States Intermediate Municipal Debt Funds Average. The LB10MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between eight and twelve years. The LB7MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between six and eight years. The Lipper Virginia Municipal Debt Funds Average and the Lipper Other States Intermediate Municipal Debt Funds Average are a composite of mutual funds designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


	1 Year	5 Years	10 Years

Class A Shares

Return Before Taxes	(1.05)%	3.45%	4.18%

Return After Taxes on Distributions(1)	(1.20)%	3.35%	4.09%

Return After Taxes on Distributions and Sale of Fund Shares(1)	0.86%	3.51%	4.17%

LB10MB	4.71%	5.46%	5.70%

LB7MB	3.98%	4.89%	5.22%

Lipper Virginia Municipal Debt Funds Average	3.95%	4.61%	4.80%

Lipper Other States Intermediate Municipal Debt Funds Average	3.30%	3.85%	4.20%


(1) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares.


Shareholder Fees


Fees Paid Directly From Your Investment


Class A

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None(1)

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Exchange Fee	None


(1) For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if they are redeemed within 18 months of purchase.


Annual Fund Operating Expenses
(Before Waivers and Reduction)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


Class A

Management Fee(2)(3)	0.70%

Distribution (12b-1) Fee(4)	0.25%

Other Expenses(5)	0.80%

Total Annual Fund Operating Expenses(6)	1.75%


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and other fees (including the distribution (12b-1) and shareholder services fees) which it is otherwise entitled to receive and/or reimburse certain operating expenses to not more than 0.90% of average daily net assets for the period commencing on January 6, 2006 and continuing through April 30, 2008.


(3) The Advisor contractually waived a portion of the management fee. The management fee paid by the Fund’s Class A Shares (after the contractual waiver) was 0.10% for the fiscal year ended April 30, 2007.


(4) The distributor did not charge, and therefore the Fund’s Class A Shares did not accrue, a portion of its fee. The distributor can terminate this reduction at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the reduction) was 0.21% for the fiscal year ended April 30, 2007.


(5) The shareholder services provider waived its entire fee for the Fund’s Class A Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Class A Shares (after the waiver) were 0.55% for the fiscal year ended April 30, 2007.


(6) As a result of contractual obligations and voluntary waiver, the Advisor and shareholder services provider waived certain amounts. Additionally the distributor did not charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers and Reduction of Fund Expenses	0.89%
Total Actual Annual Fund Operating Expenses (after waivers and reduction)	0.86%


Example


This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares operating expenses are before waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$620	$976	$1,356	$2,420


MTB BALANCED FUND

Cusip: 55376T106 Symbol: ARBAX (Class A Shares)
Cusip: 55376T205 Symbol: ABLDX (Class B Shares)

Goal


To provide total return. (The Fund’s total return includes current income and capital appreciation from fixed income securities and equity securities.)


Strategy

The Fund seeks its investment goal by investing primarily in a diverse portfolio of common stocks of large cap and mid cap companies, and investment grade fixed income securities. With respect to the equity portion of the portfolio, the Advisor utilizes a blended style of investing by allocating and reallocating, for investment purposes, varying portions of the portfolio to the growth style (where the Advisor looks for companies which have above average sales and earnings growth) and the value style (where DePrince, Race & Zollo, Inc., subadvisor to the value style portion, looks for companies whose securities are attractively valued relative to comparable investments.) The Advisor will also purchase investment grade fixed income securities with varying maturities, including corporate and government securities and mortgage backed securities, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (junk bonds). The Advisor will adjust the Fund’s asset mix based on its analysis of the relative attractiveness and risk of bonds and stocks in connection with economic, financial and other market trends. The Fund maintains at least 25% of its total assets in fixed income securities. In selecting securities for the Fund, the Advisor attempts to maximize total return by purchasing a combination of common stocks and fixed income securities of primarily U.S. issuers. The Advisor will also attempt to minimize price declines during equity market downturns by reallocating assets to fixed income securities.


For purposes of the fund strategy regarding selection of common stocks, mid cap companies will be defined as companies with market capitalizations similar to companies in the S&P Mid Cap 400 Index and the Russell Mid Cap Index; and large cap companies will be defined as companies with market capitalizations similar to companies in the S&P 500 Index. The definitions will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the relevant indexes. As of June 30, 2007, the market capitalization of companies in the S&P Mid Cap 400 Index ranged from $500 million to $10.7 billion; the market capitalization of companies in the Russell Mid Cap Index ranged from $1.5 billion to $22.4 billion; and the market capitalization of companies in the S&P 500 Index ranged from $1.7 billion to $472.5 billion. The capitalization ranges are subject to frequent change, and thus the applicable range of market capitalizations defining mid- and large-cap companies at time of purchase will likely differ from the range at June 30, 2007.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.
  Risks of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.
  Asset Allocation Risks. The risk that the Advisor’s asset allocation decisions between equity securities, on the one hand, and fixed income securities, on the other hand, will not anticipate market trends successfully.

Performance Information

Risk/Return Bar Chart




The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.


The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


The Fund’s Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 6.10%.


Average Annual Total Return Table


The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500/Citigroup Growth Index (S&P 500/CG) and the Lehman Brothers Aggregate Bond Index (LBAB), each a broad-based market index and the Lipper Balanced Funds Average. The S&P 500/CG is an unmanaged index compromised of approximately half of the market capitalization of the S&P 500 Index that have been identified as being on the growth end of the growth-value spectrum. The LBAB is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Lipper Balanced Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


	1 Year	5 Years	10 Years

Class A Shares

Return Before Taxes	3.80%	1.51%	6.56%

Return After Taxes on Distributions(1)	3.18%	1.09%	5.25%

Return After Taxes on Distributions and Sale of Fund Shares(1)	2.45%	1.07%	4.99%

Class B Shares

Return Before Taxes	4.03%	1.56%	6.25%(2)

S&P 500/CG	11.01%	3.30%	7.13%

LBAB	4.33%	5.06%	6.24%

Lipper Balanced Funds Average	10.72%	5.73%	6.88%


(1) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


(2) Class B Shares of the Fund were offered beginning September 14, 1998. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum contingent deferred sales charge and total annual operating expenses applicable to Fund’s Class B Shares. The Fund’s Institutional I Shares, which are not offered by this prospectus, commenced operations on July 16, 1993. The Fund’s Class B Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.


Shareholder Fees


Fees Paid Directly From Your Investment


	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Exchange Fee	None	None


(1) For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.


Annual Fund Operating Expenses
(Before Waivers)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


	Class A	Class B

Management Fee(2)	0.65%	0.65%

Distribution (12b-1) Fee	0.25%(3)	0.75%

Other Expenses(4)	0.72%	0.72%

Total Direct Annual Fund Operating Expenses	1.62%	2.12%

Acquired Fund Fees and Expenses(5)	0.04%	0.04%

Total Direct and Acquired Annual Fund Operating Expenses(6)	1.66%	2.16%(7)


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.39% for the fiscal year ended April 30, 2007.


(3) A portion of the distribution (12b-1) fee for the Fund’s Class A Shares has been waived. The distributor can terminate this waiver at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the waiver) was 0.19% for the fiscal year ended April 30, 2007.


(4) The shareholder services provider waived its entire fee for the Fund’s Class A Shares and a portion of its fee for Class B Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Class A Shares and Class B Shares (after the waiver) were 0.47% and 0.67% respectively, for the fiscal year ended April 30, 2007.


(5) The Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund’s indirect expenses from investing in the acquired funds is based upon the average allocation of the Fund’s investments in the acquired funds and upon the actual operating expenses of the acquired funds (including any current waivers and expense limitations) from their most recent shareholder report. Actual acquired funds expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.


(6) Although not contractually obligated to do so, the Advisor, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers of Fund Expenses	0.57%	0.31%
Total Direct and Acquired Annual Fund Operating Expenses (after waivers)	1.09%	1.85%


(7) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.


Example


This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (before waivers) as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$709	$1,045	$1,403	$2,407
Class B
Expenses assuming redemption	$719	$976	$1,359	$2,366
Expenses assuming no redemption	$219	$676	$1,159	$2,366


MTB MANAGED ALLOCATION FUNDS

Goals

MTB MANAGED ALLOCATION FUND -- AGGRESSIVE GROWTH seeks capital appreciation.

MTB MANAGED ALLOCATION FUND -- CONSERVATIVE GROWTH seeks capital appreciation and income.

MTB MANAGED ALLOCATION FUND -- MODERATE GROWTH seeks capital appreciation and, secondarily, income.

Strategies

Each Managed Allocation Fund seeks to achieve its goal by investing in a combination of underlying funds (“Underlying Funds”) managed by the Advisor. Each Fund’s assets are allocated among Underlying Funds that invest primarily in the three asset classes shown below so that each Fund normally has exposure to each of these asset classes within the noted percentage ranges. With respect to each Fund, the amount allocated among the Underlying Funds will vary from time to time in an attempt to achieve that Fund’s goal based upon the Advisor’s view of economic conditions. In the case of MTB Managed Allocation Fund -- Aggressive Growth and MTB Managed Allocation Fund -- Moderate Growth, the largest allocations normally are to Underlying Funds that invest primarily in equity securities (Underlying Equity Funds). With respect to MTB Managed Allocation Fund -- Moderate Growth, however, the amount allocated to Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds) and money market funds (Underlying Money Market Funds) can at times exceed the amount in equities. In the case of MTB Managed Allocation Fund -- Conservative Growth, the largest allocations normally are to Underlying Fixed Income Funds, but at times the amount allocated to Underlying Equity Funds and Underlying Money Market Funds can exceed the amount in Underlying Fixed Income Funds. Each Underlying Equity Fund employs a growth, value or blended style of investing and, together, the Underlying Equity Funds invest in companies representing a wide range of market capitalizations. For further information regarding the Underlying Funds, see “Summary of Goals, Strategies, and Risks of the Underlying Funds.”

Certain of the Underlying Funds invest in foreign securities and below investment grade securities (junk bonds). In addition, certain of the Underlying Funds invest in securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. An Underlying Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, an Underlying Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

MTB Managed Allocation Fund --
Aggressive Growth

The Fund currently plans to invest in shares of the following underlying MTB Funds within the percentage ranges indicated

.

ASSET CLASS	INVESTMENT RANGE (Percentage of the Managed Allocation Fund--Aggressive Growth Assets)

MONEY MARKET FUNDS Prime Money Market Fund U.S. Treasury Money Market Fund Money Market Fund	0-20%

FIXED INCOME FUNDS Short Duration Government Bond Fund Intermediate-Term Bond Fund U.S. Government Bond Fund Income Fund Short-Term Corporate Bond Fund	0-30%

ASSET CLASS	INVESTMENT RANGE (Percentage of the Managed Allocation Fund--Aggressive Growth Assets)

EQUITY FUNDS
Large Cap Growth Fund
Small Cap Stock Fund
International Equity Fund
Mid Cap Stock Fund
Large Cap Stock Fund
Large Cap Value Fund
Small Cap Growth Fund
Mid Cap Growth Fund
Equity Income Fund
Equity Index Fund

70-100%

MTB Managed Allocation Fund --
Conservative Growth

The Fund currently plans to invest in shares of the
following underlying MTB Funds within the percentage ranges indicated:

ASSET CLASS	INVESTMENT RANGE (Percentage of the Managed Allocation Fund--Conservative Growth Assets)

MONEY MARKET FUNDS Prime Money Market Fund U.S. Treasury Money Market Fund Money Market Fund	0-50%

FIXED INCOME FUNDS Short Duration Government Bond Fund Intermediate-Term Bond Fund U.S. Government Bond Fund Income Fund Short-Term Corporate Bond Fund	35-70%

EQUITY FUNDS
Large Cap Growth Fund
Small Cap Stock Fund
International Equity Fund
Mid Cap Stock Fund
Large Cap Stock Fund
Large Cap Value Fund
Small Cap Growth Fund
Mid Cap Growth Fund
Equity Income Fund
Equity Index Fund

5-50%

MTB Managed Allocation Fund --
Moderate Growth

The Fund currently plans to invest in shares of the
following MTB Funds within the percentage
ranges indicated:

ASSET CLASS	INVESTMENT RANGE (Percentage of the Managed Allocation Fund--Moderate Growth Assets)

MONEY MARKET FUNDS Prime Money Market Fund U.S. Treasury Money Market Fund Money Market Fund	0-45%

FIXED INCOME FUNDS Short Duration Government Bond Fund Intermediate-Term Bond Fund U.S. Government Bond Fund Income Fund Short-Term Corporate Bond Fund	15-50%

EQUITY FUNDS
Large Cap Growth Fund
Small Cap Stock Fund
International Equity Fund
Mid Cap Stock Fund
Large Cap Stock Fund
Large Cap Value Fund
Small Cap Growth Fund
Mid Cap Growth Fund
Equity Income Fund
Equity Index Fund

40-80%

Goals, Strategies and Risks of the Underlying Funds

The goals, strategies and risks of each Underlying Fund other than Prime Money Market Fund, U.S. Treasury Money Market Fund and Money Market Fund (Underlying Money Market Funds) are set forth elsewhere in this prospectus. A summary of the goals, strategies and risks of the Underlying Money Market Funds is as follows:

Goals. The goal of each Underlying Money Market Fund is to seek current income with liquidity and stability of principal by investing in high quality money market instruments. Each Underlying Money Market Fund seeks to maintain a constant net asset value of $1.00 per share for purchases and redemptions.

Strategies. U.S. Treasury Money Market Fund invests primarily in Treasury Securities and Repurchase Agreements secured by Treasury Securities. Prime Money Market Fund may invest primarily in Bank Instruments, Corporate Debt Securities, Municipal Securities, Variable Rate Demand Instruments, Mortgage-Backed Securities, Asset-Backed Securities, Treasury Securities, Agency Securities and Repurchase Agreements. Money Market Fund invests primarily in Treasury Securities, Agency Securities, Corporate Debt Securities and Bank Instruments. Each of these Funds may engage in Securities Lending.

Risks. The principal risks applicable to Underlying Money Market Funds are, in the case of U.S. Treasury Money Market Fund, Interest Rate Risks and Call Risks; and in the case of Prime Money Market Fund and Money Market Fund, Interest Rate Risks, Call Risks, Credit Risks, Prepayment Risks and Risks of Foreign Investing.

Additional information on the Underlying Money Market Funds can be found in separate MTB Funds prospectuses, which are available by calling (800) 836-2211.

Risks Common to the Managed Allocation Funds

In addition to the risks of each Underlying Fund, each Managed Allocation Fund is subject to the following factors:

  Both the Managed Allocation Funds and the Underlying Funds in which they invest bear fees and expenses, so investment in a Managed Allocation Fund may be subject to certain duplicate expenses.
  The Advisor is subject to certain conflicts of interest in choosing the Underlying Funds in which a Managed Allocation Fund may invest.

MTB MANAGED ALLOCATION FUND -- AGGRESSIVE GROWTH

Cusip: 55376T643 Symbol: VMAGX (Class A Shares)
Cusip: 55376T635 Symbol: VMABX (Class B Shares)

Performance Information

Risk/Return Bar Chart




The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.


The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


The Fund’s Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 8.78%.


Average Annual Total Return Table


The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB), each a broad-based market index. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.


(For the calendar periods ended December 31, 2006)


	1 Year	5 Years	Start of Performance(1)

Class A Shares

Returns Before Taxes	8.11%	4.65%	3.26%

Returns After Taxes on Distributions(2)	6.40%	3.89%	2.47%

Returns After Taxes on Distributions and Sale of Fund Shares(2)	6.65%	3.80%	2.49%

Class B Shares

Returns Before Taxes	8.14%	N/A	5.29%

S&P 500	15.79%	6.19%	3.37%(3)

LBAB	4.33%	5.06%	5.52%(3)


(1) The Fund’s Class A Shares and Class B Shares start of performance dates were February 18, 1999 and April 30, 2002, respectively.


(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


(3) Total returns for the indexes are based on the Fund’s Class A Shares start of performance date of February 18, 1999.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.


Shareholder Fees


Fees Paid Directly From Your Investment


	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Exchange Fee	None	None


(1) For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.


Annual Fund Operating Expenses
(Before Waivers)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


	Class A	Class B

Management Fee	0.25%	0.25%

Distribution (12b-1) Fee(2)	0.25%	0.75%

Other Expenses(3)	0.86%	0.86%

Total Direct Annual Fund Operating Expenses	1.36%	1.86%

Acquired Fund Fees and Expenses(4)	0.91%	0.91%

Total Direct and Acquired Annual Fund Operating Expenses(5)	2.27%	2.77%(6)


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The distribution (12b-1) fee for the Fund’s Class A Shares has been waived. Additionally, a portion of the distribution (12b-1) fee for the Fund’s Class B Shares has been waived. The distributor can terminate this waiver at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares and Class B Shares (after the waiver) was 0.00% and 0.57%, respectively, for the fiscal year ended April 30, 2007.


(3) The shareholder services provider waived its entire fee for the Fund’s Class A Shares and Class B Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Class A Shares and Class B Shares (after the waiver) were 0.61% and 0.61%, respectively, for the fiscal year ended April 30, 2007.


(4) The Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund’s indirect expenses from investing in the acquired funds is based upon the average allocation of the Fund’s investments in the acquired funds and upon the actual operating expenses of the acquired funds (including any current waivers and expense limitations) from their most recent shareholder report. Actual acquired funds expenses incurred by the Fund may vary with changes in the allocaton of the Fund’s assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.


(5) Although not contractually obligated to do so, the distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers of Fund Expenses	0.50%	0.43%
Total Direct and Acquired Annual Fund Operating Expenses (after waivers)	1.77%	2.34%


(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.


Example


This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (before waivers) as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$719	$1,174	$1,654	$2,975
Class B
Expenses assuming redemption	$780	$1,159	$1,664	$2,980
Expenses assuming no redemption	$280	$859	$1,464	$2,980


MTB MANAGED ALLOCATION FUND -- CONSERVATIVE GROWTH

Cusip: 55376T627 Symbol: VMCGX (Class A Shares)
Cusip: 55376T619 Symbol: VMCBX (Class B Shares)

Performance Information

Risk/Return Bar Chart




The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.


The total returns for the Fund’s Class A Shares do not reflect payment of any sales charge or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


The Fund’s Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 3.40%.


Average Annual Total Return Table


The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Aggregate Bond Index (LBAB) and the Standard & Poor’s 500 Index (S&P 500), each a broad-based market index. The LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.


(For the calendar periods ended December 31, 2006)


	1 Year	5 Years	Start of Performance(1)

Class A Shares

Returns Before Taxes	2.20%	2.86%	2.94%

Returns After Taxes on Distributions(2)	0.76%	1.90%	1.76%

Returns After Taxes on Distributions and Sale of Fund Shares(2)	1.98%	1.99%	1.85%

Class B Shares

Returns Before Taxes	0.90%	N/A	2.72%

S&P 500	15.79%	6.19%	3.00%(3)

LBAB	4.33%	5.06%	5.49%(3)


(1) The Fund’s Class A Shares and Class B Shares start of performance dates were February 3, 1999 and April 30, 2002, respectively.


(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


(3) Total returns for the indexes are based on the Fund’s Class A Shares start of performance date of February 3, 1999.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.


Shareholder Fees


Fees Paid Directly From Your Investment


	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Exchange Fee	None	None


(1) For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.


Annual Fund Operating Expenses
(Before Waivers)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


	Class A	Class B

Management Fee(2)	0.25%	0.25%

Distribution (12b-1) Fee(3)	0.25%	0.75%

Other Expenses(4)	1.15%	1.15%

Total Direct Annual Fund Operating Expenses	1.65%	2.15%

Acquired Fund Fees and Expenses(5)	0.79%	0.79%

Total Direct and Acquired Annual Fund Operating Expenses(6)	2.44%	2.94%(7)


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.10% for the fiscal year ended April 30, 2007.


(3) The distribution (12b-1) fee for the Fund’s Class A Shares has been waived. Additionally, a portion of the distribution (12b-1) fee for the Fund’s Class B Shares has been waived. The distributor can terminate these waivers at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares and Class B Shares (after the waiver) was 0.00% and 0.56%, respectively, for the fiscal year ended April 30, 2007.


(4) The shareholder services provider waived its entire fee for the Fund’s Class A Shares and Class B Shares. The shareholder services provider can terminate these waivers at any time. Total other expenses paid by the Fund’s Class A Shares and Class B Shares (after the waiver) were 0.90% and 0.90%, respectively, for the fiscal year ended April 30, 2007.


(5) The Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund’s indirect expenses from investing in the acquired funds is based upon the average allocation of the Fund’s investments in the acquired funds and upon the actual operating expenses of the acquired funds (including any current waivers and expense limitations) from their most recent shareholder report. Actual acquired funds expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.


(6) Although not contractually obligated to do so, the Advisor, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers of Fund Expenses	0.65%	0.59%
Total Direct and Acquired Annual Fund Operating Expenses (after waivers)	1.79%	2.35%


(7) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.


Example


This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (before waivers), as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$637	$1,130	$1,649	$3,065
Class B
Expenses assuming redemption	$797	$1,210	$1,748	$3,144
Expenses assuming no redemption	$297	$910	$1,548	$3,144


MTB MANAGED ALLOCATION FUND --
MODERATE GROWTH

Cusip: 55376T593 Symbol: VMMGX (Class A Shares)
Cusip: 55376T585 Symbol: VMMBX (Class B Shares)

Performance Information

Risk/Return Bar Chart




The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.


The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


The Fund’s Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 6.27%.


Average Annual Total Return Table


The following table represents the Fund’s Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB), each a broad-based market index. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.


(For the calendar periods ended December 31, 2006)


	1 Year	5 Years	Start of Performance(1)

Class A Shares

Returns Before Taxes	5.26%	3.76%	3.30%

Returns After Taxes on Distributions(2)	3.67%	2.96%	2.31%

Returns After Taxes on Distributions and Sale of Fund Shares(2)	4.50%	2.96%	2.35%

Class B Shares

Returns Before Taxes	4.45%	N/A	3.94%

S&P 500	15.79%	6.19%	3.25%(3)

LBAB	4.33%	5.06%	5.49%(3)


(1) The Fund’s Class A Shares and Class B Shares start of performance dates were February 4, 1999 and April 30, 2002, respectively.


(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


(3) Total returns for the indexes are based on the Fund’s Class A Shares start of performance date of February 4, 1999.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.


Shareholder Fees


Fees Paid Directly From Your Investment


	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Exchange Fee	None	None


(1) For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.


Annual Fund Operating Expenses
(Before Waivers)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


	Class A	Class B

Management Fee	0.25%	0.25%

Distribution (12b-1) Fee	0.25%(2)	0.75%

Other Expenses	0.64%(3)	0.64%

Total Direct Annual Fund Operating Expenses	1.14%	1.64%

Acquired Fund Fees and Expenses(4)	1.02%	1.02%

Total Direct and Acquired Annual Fund Operating Expenses(5)	2.16%	2.66%(6)


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) A portion of the distribution (12b-1) fee for the Fund’s Class A Shares has been waived. The distributor can terminate this waiver at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the waiver) was 0.12% for the fiscal year ended April 30, 2007.


(3) The shareholder services provider waived a portion of its fee for the Fund’s Class A Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Class A Shares (after the waiver) were 0.52% for the fiscal year ended April 30, 2007.


(4) The Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund’s indirect expenses from investing in the acquired funds is based upon the average allocation of the Fund’s investments in the acquired funds and upon the actual operating expenses of the acquired funds (including any current waivers and expense limitations) from their most recent shareholder report. Actual acquired funds expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.


(5) Although not contractually obligated to do so, the distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers of Fund Expenses	0.25%	0.00%
Total Direct and Acquired Annual Fund Operating Expenses (after waivers)	1.91%	2.66%


(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.


Example


This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (before waivers), as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$659	$1,096	$1,557	$2,831
Class B
Expenses assuming redemption	$769	$1,126	$1,610	$2,872
Expenses assuming no redemption	$269	$826	$1,410	$2,872


MTB EQUITY INCOME FUND

Cusip: 55376T403 Symbol: ARERX (Class A Shares)
Cusip: 55376T502 Symbol: AEIBX (Class B Shares)

Goal

Current income and growth of capital.

Strategy

The Fund seeks its investment goal by investing primarily in dividend-paying U.S. common stocks and other equity securities. Under normal circumstances, at least 80% of the value of the Fund’s net assets will be invested in dividend-paying equity securities. The Fund may, to a limited extent, purchase convertible and preferred stocks and investment grade fixed income securities. The Fund’s investment advisor will build a broadly diversified portfolio of stocks of mid-size and large companies that have an above-average dividend yield relative to the broad stock market.

In selecting securities for the Fund, the Advisor purchases stocks of high-quality companies that have consistently paid dividends. In addition, the Advisor will generally invest in stocks of companies whose securities are attractively valued relative to comparable investments.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
  Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Performance Information

Risk/Return Bar Chart




The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.


The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges had been included, the returns shown would have been lower.


The Fund’s Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 8.71%.


Average Annual Total Return Table


The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500) and the Russell 1000 Value Index (Russell 1000 Value), each a broad-based market index, and the Lipper Equity Income Funds Average. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 1000 Value measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The Lipper Equity Income Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the indexes shown do not reflect sale charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


	1 Year	5 Years	10 Years	Start of Performance(1)

Class A Shares

Return Before Taxes	14.71%	5.21%	6.75%	N/A

Return After Taxes on Distributions(2)	10.88%	3.27%	4.63%	N/A

Return After Taxes on Distributions and Sale of Fund Shares(2)	10.24%	3.76%	4.89%	N/A

Class B Shares

Return Before Taxes	15.70%	N/A	N/A	12.55%

S&P 500	15.79%	6.19%	8.42%	N/A

Russell 1000 Value	22.25%	10.86%	11.00%	N/A

Lipper Equity Income Funds Average	18.20%	7.81%	8.19%	N/A


(1) The Fund’s Class B Shares start of performance date was August 25, 2003.


(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may
pay if you buy and hold the Fund’s Class A Shares and Class B Shares.


Shareholder Fees


Fees Paid Directly From Your Investment


	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None

Maximum Deferred Sales Charge (Load) as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Exchange Fee	None	None


Annual Fund Operating Expenses
(Before Waivers)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


	Class A	Class B

Management Fee(2)	0.70%	0.70%

Distribution (12b-1) Fee	0.25%(3)	0.75%

Other Expenses	0.58%(4)	0.58%

Total Direct Annual Fund Operating Expenses	1.53%	2.03%

Acquired Fund Fees and Expenses(5)	0.01%	0.01%

Total Direct and Acquired Annual Fund Operating Expenses(6)	1.54%	2.04%(7)


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.61% for the fiscal year ended April 30, 2007.


(3) A portion of the distribution (12b-1) fee for the Fund’s Class A Shares has been waived. The distributor can terminate this waiver at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the waiver) was 0.22% for the fiscal year ended April 30, 2007.


(4) The shareholder services provider waived a portion of its fee for the Fund’s Class A Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Class A Shares (after the waiver) were 0.39% for the fiscal year ended April 30, 2007.


(5) The Fund’s shareholders indirectly bear the expenses of the acquired fund in which the Fund invests. The Fund’s indirect expenses from investing in the acquired fund is based upon the average allocation of the Fund’s investments in the acquired fund and upon the actual operating expenses of the acquired fund (including any current waivers and expense limitations) from its most recent shareholder report. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired fund and with other events that directly affect the expenses of the acquired fund.


(6) Although not contractually obligated to do so, the Advisor, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers of Fund Expenses	0.31%	0.09%
Total Direct and Acquired Actual Annual Fund Operating Expenses (after waivers)	1.23%	1.95%


(7) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.


Example


This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (before waivers), as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$698	$1,010	$1,343	$2,284
Class B
Expenses assuming redemption	$707	$940	$1,298	$2,241
Expenses assuming no redemption	$207	$640	$1,098	$2,241


MTB EQUITY INDEX FUND

Cusip: 55376T700 Symbol: ARKAX (Class A Shares)
Cusip: 55376T809 Symbol: ARKBX (Class B Shares)

Goal

Investment results that correspond to the performance of the Standard & Poor’s 500 Index (S&P 500).

Strategy

The Fund seeks its investment goal by investing in substantially all of the securities listed in the S&P 500, which is comprised of 500 selected securities (mostly common stocks). Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of companies included in the S&P 500. The Fund is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the S&P 500. The Fund will approximate the industry and sector weightings of the S&P 500 by matching the weightings of the stocks included in the S&P 500.

The Fund may, to a limited extent, invest in futures contracts, options, options on futures, and index participation contracts based on the S&P 500. The Fund will invest in these contracts and options to maintain sufficient liquidity to meet redemption requests, to increase the level of Fund assets devoted to replicating the composition of the S&P 500, and to reduce transaction costs.

Although the Fund will not replicate the performance of the S&P 500 precisely, it is anticipated that there will be a close correlation between the Fund’s performance and that of the S&P 500 in both rising and falling markets. The size and timing of cash flows and the level of expenses are the principal factors that contribute to the lack of precise correlation between the S&P 500 and the Fund. The Fund attempts to achieve a 95% or better correlation between the performance of the Fund and that of the S&P 500.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Tracking Error Risks. Due to additional expenses borne by the Fund which are not borne by the Fund’s benchmark index, the Fund may not be able achieve its investment objective of accurately correlating to the S&P 500.

Performance Information

Risk/Return Bar Chart




The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.


The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


The Fund’s Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 6.72%.


Average Annual Total Return Table


The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500), a broad-based market index and the Lipper Standard & Poor’s 500 Index Average. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lipper Standard & Poor’s 500 Index Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. Is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


	1 Year	5 Years	Start of Performance(1)

Class A Shares

Return Before Taxes	8.83%	4.34%	5.25%

Return After Taxes on Distributions(2)	8.33%	4.04%	4.35%

Return After Taxes on Distributions and Sale of Fund Shares(2)	5.72%	3.59%	4.17%

Class B Shares

Return Before Taxes	9.36%	N/A	10.99%

S&P 500	15.79%	6.19%	6.27%(3)

Lipper Standard & Poor’s 500 Index Average	15.19%	5.60%	5.91%(3)


(1) The Fund’s Class A Shares and Class B Shares start of performance dates were November 3, 1997 and August 25, 2003, respectively.


(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


(3) Total returns for the index and average are based on the Fund’s Class A Shares start of performance date of November 3, 1997.


Past performance is no guarantee of future performance. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.


Shareholder Fees


Fees Paid Directly From Your Investment


	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Exchange Fee	None	None


Annual Fund Operating Expenses
(Before Waivers)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


	Class A	Class B

Management Fee(2)	0.20%	0.20%

Distribution (12b-1) Fee	0.25%	0.75%

Other Expenses	0.49%(3)	0.49%

Total Annual Fund Operating Expenses(4)	0.94%	1.44%(5)


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.04% for the fiscal year ended April 30, 2007.


(3) The shareholder services provider waived a portion of its fee for the Fund’s Class A Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Class A Shares (after the waiver) were 0.26% for the fiscal year ended April 30, 2007.


(4) Although not contractually obligated to do so, the Advisor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers of Fund Expenses	0.39%	0.16%
Total Actual Annual Fund Operating Expenses (after waivers)	0.55%	1.28%


(5) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.


Example


This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$641	$833	$1,041	$1,641
Class B
Expenses assuming redemption	$647	$756	$987	$1,588
Expenses assuming no redemption	$147	$456	$787	$1,588


MTB INTERNATIONAL EQUITY FUND

Cusip: 55376T791 Symbol: GVIEX (Class A Shares)
Cusip: 55376T783 Symbol: VIEFX (Class B Shares)

Goal

To seek long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

Strategy

The Fund will invest substantially all, but under normal circumstances not less than 80% (measured at time of purchase), of the value of its net assets (plus borrowings for investment purposes, if any) in a diversified portfolio of equity securities in at least eight countries other than the United States. Equity securities include common stocks and preferred stocks as well as convertible securities. Although it may invest anywhere in the world, the Fund invests primarily in the equity markets listed in the Morgan Stanley Capital International European, Australasia, Far East (MSCI EAFE) Index®, the benchmark against which the Fund measures the performance of its portfolio. The Fund may also invest in foreign forward currency contracts to achieve allocation strategies. The Advisor utilizes a blended style of investing by allocating and reallocating, for investment management purposes, varying portions of the portfolio between the Fund’s sub-advisors, LSV Asset Management (LSV) (with respect to the value style portion of the portfolio, where LSV looks for companies with relatively low or unrecognized valuations); SSgA Funds Management, Inc. (SSgA FM) (with respect to the core style portion of the portfolio, where SSgA FM uses value, growth and investor sentiment factors to determine stock selection); and Hansberger Global Investors, Inc. (HGI) (with respect to the growth style portion of the portfolio, where HGI looks for companies which have above-average sales and earnings growth).

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time
  Risks Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
  Risks of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.
  Currency Risks. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.
  Risks of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets.
  Active Trading Risks. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

Performance Information

Risk/Return Bar Chart




The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.


The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges had been included, the returns shown would have been lower.


The Fund’s Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 11.69%.


Average Annual Total Return Table


The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Morgan Stanley Capital International - Europe, Australasia and Far East Index (MSCI-EAFE) and the Lipper International Large Cap Core Funds Average. The MSCI-EAFE is a market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. The Lipper International Large Cap Core Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.



(For the calendar periods ended December 31, 2006)


	1 Year	5 Years	Start of Performance(1)

Class A Shares

Return Before Taxes	19.40%	11.92%	6.91%

Return After Taxes on Distributions(2)	17.34%	11.04%	5.82%

Return After Taxes on Distributions and Sale of Fund Shares(2)	12.90%	10.16%	5.47%

Class B Shares

Return Before Taxes	20.32%	12.03%	7.19%

MSCI-EAFE	26.34%	14.98%	7.63%(3)

Lipper International Large Cap Core Funds Average	24.23%	12.21%	6.27%(3)


(1) The Fund’s Class A Shares and Class B Shares start of performance dates were February 9, 1999 and January 10, 2001, respectively.


(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


(3) Total returns for the index and average are based on the Fund’s Class A Shares start of performance date of February 9, 1999.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may
pay if you buy and hold the Fund’s Class A Shares and Class B Shares.


Shareholder Fees


Fees Paid Directly From Your Investment


	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Exchange Fee	None	None


(1) For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.


Annual Fund Operating Expenses
(Before Waivers and Reduction)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


	Class A	Class B

Management Fee(2)	1.00%	1.00%

Distribution (12b-1) Fee	0.25%(3)	0.75%

Other Expenses(4)	0.63%	0.63%

Total Direct Annual Fund Operating Expenses	1.88%	2.38%

Acquired Fund Fees and Expenses(5)	0.01%	0.01%

Total Direct and Acquired Annual Fund Operating Expenses(6)	1.89%	2.39%(7)


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Adviser waived a portion of the management fee. The Adviser can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.98% for the fiscal year ended April 30, 2007.


(3) A portion of the distribution (12b-1) fee has been waived for the Fund’s Class A Shares. Additionally, the distributor did not charge, and therefore the Fund’s Class A Shares did not accrue, a portion of its fee. The distributor can terminate this waiver and reduction at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the waiver and reduction) was 0.18% for the fiscal year ended April 30, 2007.


(4) The shareholder services provider waived its entire fee for the Fund’s Class A Shares and a portion of its fee for the Fund’s Class B Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Class A Shares and Class B Shares (after the waiver) were 0.38% and 0.56%, respectively, for the fiscal year ended April 30, 2007.


(5) The Fund’s shareholders indirectly bear the expenses of the acquired fund in which the Fund invests. The Fund’s indirect expenses from investing in the acquired fund is based upon the average allocation of the Fund’s investments in the acquired fund and upon the actual operating expenses of the acquired fund (including any current waivers and expense limitations) from its most recent shareholder report. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired fund and with other events that directly affect the expenses of the acquired fund.


(6) Although not contractually obligated to do so, the Advisor, distributor and shareholder services provider waived certain amounts. Additionally, the distributor did not charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers and Reduction of Fund Expenses	0.34%	0.09%
Total Direct and Acquired Actual Annual Fund Operating Expenses (after waivers and reduction)	1.55%	2.30%


(7) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.


Example


This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (before waivers and reduction), as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$731	$1,111	$1,515	$2,640
Class B
Expenses assuming redemption	$742	$1,045	$1,475	$2,603
Expenses assuming no redemption	$242	$745	$1,275	$2,603


MTB LARGE CAP GROWTH FUND

Cusip: 55376T767 Symbol: VLCPX (Class A Shares)
Cusip: 55376T759 Symbol: VLGRX (Class B Shares)

Goal

To provide capital appreciation.

Strategy

The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of large cap companies. Equity securities include common and preferred stocks as well as convertible securities. The Advisor uses a bottom-up approach to selecting growth-oriented stocks. The Fund seeks to invest in high-quality, well-established large cap companies that:

  have a strong history of earnings growth;
  are attractively priced, relative to the company’s potential for above-average, long-term earnings and revenue growth;
  have strong balance sheets;
  have a sustainable competitive advantage; and
  are currently, or have the potential to become, industry leaders.

The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the security’s price or to hedge against its potential price volatility.


For the purposes of the 80% limitation, large cap companies will be defined as companies with market capitalizations similar to companies in the S&P 500 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the index. As of June 30, 2007, the market capitalization of companies in the S&P 500 Index ranged from $1.7 billion to $472.5 billion. The capitalization range is subject to frequent change, and thus the applicable range of market capitalizations defining large cap companies at time of purchase will likely differ from the range at June 30, 2007.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Close Out Risks. In a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund.
  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Performance Information

Risk/Return Bar Chart




The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.


The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


The Fund’s Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 7.95%.


Average Annual Total Return Table


The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500/Citigroup Growth Index (S&P 500/CG), a broad-based market index, and the Lipper Large-Cap Growth Funds Average. The S&P 500/CG is an unmanaged index comprised of approximately half the market capitalization of the S&P 500 Index that have been identified as being on the growth end of the growth-value spectrum. The Lipper Large-Cap Growth Funds Average is a composite of mutual funds designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


	1 Year	5 Years	Start of Performance(1)

Class A Shares

Return Before Taxes	4.14%	(0.12)%	(2.64)%

Return After Taxes on Distributions(2)	4.14%	(0.12)%	(2.65)%

Return After Taxes on Distributions and Sale of Fund Shares(2)	2.69%	(0.10)%	(2.22)%

Class B Shares

Return Before Taxes	4.46%	(0.18)%	(3.10)%

S&P 500/CG	15.77%	6.19%	5.08%(3)

Lipper Large-Cap Growth Funds Average	5.61%	2.13%	4.72%(3)


(1) The Fund’s Class A Shares and Class B Shares start of performance dates were March 20, 2000 and April 6, 2000, respectively.


(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.


(3) Total returns for the index and average are based on the Fund’s Class A Shares start of performance date of March 20, 2000.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.


Shareholder Fees


Fees Paid Directly From Your Investment


	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Exchange Fee	None	None


(1) For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.


Annual Fund Operating Expenses
(Before Waivers)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


	Class A	Class B

Management Fee(2)	0.85%	0.85%

Distribution (12b-1) Fee	0.25%(3)	0.75%

Other Expenses	0.61%(4)	0.61%

Total Direct Annual Fund Operating Expenses	1.71%	2.21%

Acquired Fund Fees and Expenses(5)	0.01%	0.01%

Total Direct and Acquired Annual Fund Operating Expenses(6)	1.72%	2.22%(7)


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.71% for the fiscal year ended April 30, 2007.


(3) A portion of the distribution (12b-1) fee for the Fund’s Class A Shares has been waived. The distributor can terminate this waiver at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the waiver) was 0.15% for the fiscal year ended April 30, 2007.


(4) The shareholder services provider waived a portion of its fee for the Fund’s Class A Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Class A Shares (after the waiver) were 0.46% for the fiscal year ended April 30, 2007.


(5) The Fund’s shareholders indirectly bear the expenses of the acquired fund in which the Fund invests. The Fund’s indirect expenses from investing in the acquired fund is based upon the average allocation of the Fund’s investments in the acquired fund and upon the actual operating expenses of the acquired fund (including any current waivers and expense limitations) from its most recent shareholder report. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired fund and with other events that directly affect the expenses of the acquired fund.


(6) Although not contractually obligated to do so, the Advisor, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers of Fund Expenses	0.39%	0.14%
Total Actual Annual Fund Operating Expenses (after waivers)	1.33%	2.08%


(7) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.


Example


This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (before waivers), as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$715	$1,062	$1,432	$2,469
Class B
Expenses assuming redemption	$725	$994	$1,390	$2,429
Expenses assuming no redemption	$225	$694	$1,190	$2,429


MTB LARGE CAP STOCK FUND

Cusip: 55376T726 Symbol: AVERX (Class A Shares)
Cusip: 55376T718 Symbol: AVEBX (Class B Shares)

Goal

Growth of principal.

Strategy

The Fund seeks its investment goal by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in equity securities (primarily common stocks) of large cap companies. In selecting investments for the Fund, the advisor uses an investment process consisting of three levels of analysis: trend, quantitative, and qualitative. The Advisor identifies trends that are likely to affect sectors, industries, and specific companies and their respective share prices. The Advisor uses quantitative analysis to target growth companies that have exhibited both high returns on invested capital and prudent capital management. The Advisor’s quantitative models include factors such as company share repurchase programs, cash flow return on invested capital, and the market value of the firm relative to the capital employed by the firm. The Advisor uses qualitative analysis for seeking growing companies in growing markets. Important qualitative attributes include gross profit growth, sustainable competitive advantage, strategic leverage, consistency of execution, and identifiable core competency. In conjunction with these three levels of analysis, the Advisor seeks to purchase stocks of the identified companies at reasonable valuations. The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the security’s price or to hedge against its potential price volatility.


For the purposes of the 80% limitation, large cap companies will be defined as companies with market capitalizations similar to companies in the S&P 500 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the index. As of June 30, 2007, the market capitalization of companies in the S&P 500 Index ranged from $1.7 billion million to $472.5 billion. The capitalization range is subject to frequent change, and thus the applicable range of market capitalizations defining large cap companies at time of purchase will likely differ from the range at June 30, 2007.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
  Risks Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Close Out Risks. In a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund.
  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Performance Information

Risk/Return Bar Chart




The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.


The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


The Fund’s Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 7.72%.


Average Annual Total Return Table


The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s Index (S&P 500), a broad-based market index, and the Lipper Large Cap Core Funds Average. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lipper Large Cap Core Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


	1 Year	5 Years	10 Years

Class A Shares

Return Before Taxes	3.93%	1.46%	5.51%

Return After Taxes on Distributions(1)	3.29%	0.66%	3.55%

Return After Taxes on Distributions and Sale of Fund Shares(1)	2.85%	1.06%	3.96%

Class B Shares

Return Before Taxes	4.31%	1.52%	5.18%

S&P 500	15.79%	6.19%	8.42%

Lipper Large Cap Core Funds Average	13.80%	5.03%	7.00%


(1) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.


Shareholder Fees


Fees Paid Directly From Your Investment


	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Exchange Fee	None	None


(1) For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.


Annual Fund Operating Expenses
(Before Waivers)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


	Class A	Class B

Management Fee(2)	0.85%	0.85%

Distribution (12b-1) Fee	0.25%	0.75%

Other Expenses	0.43%(3)	0.43%

Total Annual Fund Operating Expenses(4)	1.53%	2.03%(5)


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.82% for the fiscal year ended April 30, 2007.


(3) The shareholder services provider waived a portion of its fee for the Fund’s Class A Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Class A Shares (after the waiver) were 0.19% for the fiscal year ended April 30, 2007.


(4) Although not contractually obligated to do so, the Advisor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers of Fund Expenses	0.27%	0.03%
Total Actual Annual Fund Operating Expenses (after waivers)	1.26%	2.00%


(5) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.


Example


This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming no redemption	$697	$1,007	$1,338	$2,273
Class B
Expenses assuming redemption	$706	$937	$1,293	$2,230
Expenses assuming no redemption	$206	$637	$1,093	$2,230


MTB LARGE CAP VALUE FUND

Cusip: 55376T684 Symbol: VEINX (Class A Shares)
Cusip: 55376T676 Symbol: VLCVX (Class B Shares)

Goal

To provide capital appreciation. Current income is a secondary, non-fundamental consideration.

Strategy

Under normal market conditions, the Fund invests at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of large cap U.S. companies. Equity securities include common and preferred stocks, as well as convertible securities. The investment advisor uses a value-oriented approach to select those companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements.


For the purposes of the 80% limitation, large cap companies will be defined as companies with market capitalizations similar to companies in the S&P 500 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the index. As of June 30, 2007, the market capitalization of companies in the S&P 500 Index ranged from $1.7 billion to $472.5 billion. The capitalization range is subject to frequent change, and thus the applicable range of market capitalizations defining large cap companies at time of purchase will likely differ from the range at June 30, 2007.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
  Risks of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.

Performance Information

Risk/Return Bar Chart




The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.


The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


The Fund’s Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 8.46%.


Average Annual Total Return Table


The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500/Citigroup Value Index (S&P 500/CV), a broad-based market index, and the Lipper Large Cap Value Funds Average. The S&P 500/CV is an unmanaged index comprised of approximately half the market capitalization of the S&P 500 Index that have been identified as being on the value end of the growth-value spectrum. The Lipper Large Cap Value Funds Average is a composite of the mutual funds designated by Lipper, Inc. with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


	1 Year	5 Years	Start of Performance(1)

Class A Shares

Return Before Taxes	11.09%	6.14%	5.28%

Return After Taxes on Distributions(2)	9.39%	5.48%	4.43%

Return After Taxes on Distributions and Sale of Fund Shares(2)	8.27%	5.11%	4.16%

Class B Shares

Return Before Taxes	11.46%	6.09%	4.69%

S&P 500/CV	20.80%	9.06%	7.24%(3)

Lipper Large Cap Value Funds Average	18.10%	8.01%	6.53%(3)


(1) The Fund’s Class A Shares and Class B Shares start of performance dates were September 26, 1997 and December 10, 1999, respectively.


(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


(3) Total returns for the index and average are based on the Fund’s Class A Shares start of performance date of September 26, 1997.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may
pay if you buy and hold the Fund’s Class A Shares and Class B Shares.


Shareholder Fees


Fees Paid Directly From Your Investment


	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Exchange Fee	None	None


Annual Fund Operating Expenses
(Before Anticipated Waiver and Reduction)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


	Class A	Class B

Management Fee	0.70%	0.70%

Distribution (12b-1) Fee	0.25%(2)	0.75%

Other Expenses	0.43%(3)	0.43%

Total Direct Annual Fund Operating Expenses	1.38%	1.88%

Acquired Fund Fees and Expenses(4)	0.01%	0.01%

Total Direct and Acquired Annual Fund Operating Expenses(5)	1.39%	1.89%(6)


(1) The percentages shown are based on anticipated expenses for the entire fiscal year ending April 30, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The distributor does not expect to charge, and therefore the Fund’s Class A Shares will not accrue, a portion of its fee. The distributor can terminate this reduction at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated reduction) is expected to be 0.20% for the fiscal year ending April 30, 2008.


(3) The shareholder services provider expects to waive its entire fee for the Fund’s Class A Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Class A Shares (after the anticipated waiver) are expected to be 0.18% for the fiscal year ending April 30, 2008.


(4) The Fund’s shareholders indirectly bear the expenses of the acquired fund in which the Fund invests. The Fund’s indirect expenses from investing in the acquired fund is based upon the average allocation of the Fund’s investments in the acquired fund and upon the actual operating expenses of the acquired fund (including any current waivers and expense limitations) from its most recent shareholder report. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired fund and with other events that directly affect the expenses of the acquired fund.


(5) Although not contractually obligated to do so, the shareholder services provider expects to waive certain amounts and the distributor expects not to charge certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2008.


Total Waiver and Reduction of Fund Expenses	0.30%	0.00%
Total Direct and Acquired Annual Fund Operating Expenses (after anticipated waiver and reduction)(7)	1.09%	1.89%


(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.


(7) The Total Actual Fund Operating Expenses (after waivers) paid by the Fund’s Class A Shares and Class B Shares were 0.93% and 1.88%, respectively, for the fiscal year ended April 30, 2007.


Example


This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (before anticipated waiver and reduction) as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$684	$966	$1,269	$2,127
Class B
Expenses assuming redemption	$692	$894	$1,221	$2,082
Expenses assuming no redemption	$192	$594	$1,021	$2,082


MTB MID CAP GROWTH FUND

Cusip: 55376T536 Symbol: AMCRX (Class A Shares)
Cusip: 55376T528 Symbol: MCEBX (Class B Shares)

Goal

Long-term capital appreciation.

Strategy

The Fund seeks its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of mid cap companies. The Fund’s Advisor chooses stocks of mid cap companies that have significant growth potential. In selecting securities for the Fund, the Advisor purchases securities of companies that have not reached full maturity, but that have above-average sales and earnings growth. The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the security’s price or to hedge against its potential price volatility.


For the purposes of the 80% limitation, mid cap companies will be defined as companies with market capitalizations similar to companies in the S&P Mid Cap 400 Index or the Russell Mid Cap Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the indexes. As of June 30, 2007, the market capitalization of companies in the S&P Mid Cap 400 Index ranged from $500 million to $10.7 billion, and the market capitalization of companies in the Russell Mid Cap Index ranged from $1.5 billion to $22.4 billion. The capitalization ranges are subject to frequent change, and thus the applicable range of market capitalizations defining mid cap companies at time of purchase will likely differ from the range at June 30, 2007.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Close Out Risks. In a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund.
  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Performance Information

Risk/Return Bar Chart




The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.


The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


The Fund’s Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 13.32%.


Average Annual Total Return Table


The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s Mid Cap 400/Citigroup Growth Index (S&P Mid Cap 400/CG), a broad-based market index, and the Lipper Mid Cap Growth Funds Average. The S&P Mid Cap 400/CG is an unmanaged index comprised of approximately half the market capitalization of the S&P 500 Index that have been identified as being on the growth end of the growth-value spectrum. The Lipper Mid Cap Growth Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


	1 Year	5 Years	10 Years	Start of Performance(1)

Class A Shares

Return Before Taxes	0.36%	6.10%	10.28%	N/A

Return After Taxes on Distributions(2)	(2.16)%	5.16%	8.54%	N/A

Return After Taxes on Distributions and Sale of Fund Shares(2)	2.51%	5.14%	8.37%	N/A

Class B Shares

Return Before Taxes	0.89%	N/A	N/A	12.05%

S&P Mid Cap 400/CG	10.32%	10.90%	13.48%	N/A

Lipper Mid Cap Growth Funds Average	8.67%	5.97%	7.54%	N/A


(1) The Fund’s Class B Shares start of performance date was August 25, 2003.


(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may
pay if you buy and hold the Fund’s Class A Shares and Class B Shares.


Shareholder Fees


Fees Paid Directly From Your Investment


	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Exchange Fee	None	None


(1) For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.


Annual Fund Operating Expenses
(Before Waivers and Reduction)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


	Class A	Class B

Management Fee(2)	0.85%	0.85%

Distribution (12b-1) Fee	0.25%(3)	0.75%

Other Expenses(4)	0.54%	0.54%

Total Direct Annual Fund Operating Expenses	1.64%	2.14%

Acquired Fund Fees and Expenses(5)	0.01%	0.01%

Total Direct and Acquired Annual Fund Operating Expenses(6)	1.65%	2.15%(7)


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.76% for the fiscal year ended April 30, 2007.


(3) A portion of the distribution (12b-1) fee for the Fund’s Class A Shares has been waived. The distributor can terminate this waiver at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the waiver) was 0.20% for the fiscal year ended April 30, 2007.


(4) The shareholder services provider waived a portion of its fee for the Fund’s Class A Shares. Additionally, the shareholder services provider did not charge, and therefore the Fund’s Class B Shares did not accrue, a portion of its fee.The shareholder services provider can terminate this waiver and reduction at any time. Total other expenses paid by the Fund’s Class A Shares and Class B Shares (after the waiver and reduction) were 0.33% and 0.53%, respectively, for the fiscal year ended April 30, 2007.


(5) The Fund’s shareholders indirectly bear the expenses of the acquired fund in which the Fund invests. The Fund’s indirect expenses from investing in the acquired fund is based upon the average allocation of the Fund’s investments in the acquired fund and upon the actual operating expenses of the acquired fund (including any current waivers and expense limitations) from its most recent shareholder report. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired fund and with other events that directly affect the expenses of the acquired fund.


(6) Although not contractually obligated to do so, the Advisor and shareholder services provider waived certain amounts. Additionally, the distributor did not charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers and Reduction of Fund Expenses	0.35%	0.10%
Total Direct and Acquired Annual Fund Operating Expenses (after waivers and reduction)	1.30%	2.05%


(7) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.


Example


This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses based upon the Total Direct and Acquired Annual Fund Operating Expenses (before waivers and reduction), as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$709	$1,042	$1,398	$2,397
Class B
Expenses assuming redemption	$718	$973	$1,354	$2,356
Expenses assuming no redemption	$218	$673	$1,154	$2,356


MTB MID CAP STOCK FUND

Cusip: 55376T494 Symbol: VMCSX (Class A Shares)
Cusip: 55376T486 Symbol: VMCPX (Class B Shares)

Goal

To provide total return. The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that capital appreciation will comprise the largest component of its total return.

Strategy

The Fund pursues its goal by investing, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of mid-cap companies. Equity securities include common and preferred stocks as well as convertible securities. The Advisor utilizes a blended style of investing by allocating and reallocating, for investment management purposes, varying portions of the portfolio between the Advisor (with respect to growth style portion of the portfolio, where the Advisor looks for companies which have above-average sales and earnings growth) and the Fund’s Sub-Advisor, LSV Asset Management (LSV) (with respect to the value style portion of the portfolio, where LSV looks for companies with relatively low or unrecognized valuations). The Fund’s total return will result mostly from capital appreciation rather than income. The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the security’s price or to hedge against its potential price volatility.


For the purposes of the 80% limitation, mid cap companies will be defined as companies with market capitalizations similar to companies in the S&P Mid Cap 400 Index or the Russell Mid Cap Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the indexes. As of June 30, 2007, the market capitalization of companies in the S&P Mid Cap 400 Index ranged from $500 million to $10.7 billion, and the market capitalization of companies in the Russell Mid Cap Index ranged from $1.5 billion to $22.4 billion. The capitalization ranges are subject to frequent change, and thus the applicable range of market capitalizations defining mid cap companies at time of purchase will likely differ from the range at June 30, 2007.


MTB Mid Cap Stock Fund commenced operations on October 15, 1999, when it acquired both VISION Growth and Income Fund and VISION Capital Appreciation Fund (the “Acquired Funds”) in a reorganization. In order to comply with comments made by the staff of the SEC, Mid Cap Stock Fund had to become an “accounting survivor” of one of the Acquired Funds, despite the differences in the investment objective, strategies, policies and expenses of the Acquired Funds, and the fact that Mid Cap Stock Fund’s sub-advisor never managed, or provided any investment advice to, the Acquired Funds. Accordingly, the following financial and performance information presented for Mid Cap Stock Fund in reality reflects the historical operations of VISION Growth and Income Fund for all periods prior to October 15, 1999. This past performance does not necessarily predict future performance of Mid Cap Stock Fund and should be evaluated in light of the Fund’s organization and the differences noted above.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
  Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Close Out Risks. In a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund.
  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Performance Information

Risk/Return Bar Chart




The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.


The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


The Fund’s Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 10.07%.


Average Annual Total Return Table


The following table represents the Fund’s Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s Mid Cap 400 Index (S&P Mid Cap 400), a broad-based market index, and the Lipper Mid Cap Core Funds Average. The S&P Mid Cap 400 is a capitalization-weighted index that measures the performance of common stocks in the mid-range of the U.S. stock market. The Lipper Mid Cap Core Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


	1 Year	5 Years	10 Years	Start of Performance(1)

Class A Shares

Return Before Taxes	6.56%	7.67%	7.61%	N/A

Return After Taxes on Distributions(2)	4.04%	6.22%	5.49%	N/A

Return After Taxes on Distributions and Sale of Fund Shares(2)	6.38%	6.19%	5.54%	N/A

Class B Shares

Return Before Taxes	6.88%	7.60%	N/A	7.07%

S&P Mid Cap 400	10.34%	10.90%	13.48%	N/A

Lipper Mid Cap Core Funds Average	12.28%	9.62%	10.18%	N/A


(1) The Fund’s Class B Shares start of performance date was March 16, 2000.


(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.


Shareholder Fees


Fees Paid Directly From Your Investment


	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Exchange Fee	None	None


(1) For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.


Annual Fund Operating Expenses
(Before Anticipated Waivers and Reduction)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


	Class A	Class B

Management Fee(2)	0.85%	0.85%

Distribution (12b-1) Fee	0.25%(3)	0.75%

Other Expenses	0.50%(4)	0.50%

Total Direct Annual Fund Operating Expenses	1.60%	2.10%

Acquired Fund Fees and Expenses(5)	0.01%	0.01%

Total Direct and Acquired Annual Fund Operating Expenses(6)	1.61%	2.11%(7)


(1) The percentages shown are based on anticipated expenses for the entire fiscal year ending April 30, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor expects to waive a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the anticipated waiver) is expected to be 0.78% for the fiscal year ending April 30, 2008.


(3) The distributor does not expect to charge, therefore the Fund’s Class A Shares will not accrue, a portion of its fee. The distributor can terminate this reduction at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the reduction) is expected to be 0.24% for the fiscal year ending April 30, 2008.


(4) The shareholder services provider expects to waive its entire fee for the Fund’s Class A Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Class A Shares (after the anticipated waiver) are expected to be 0.25% for the fiscal year ending April 30, 2008.


(5) The Fund’s shareholders indirectly bear the expenses of the acquired fund in which the Fund invests. The Fund’s estimated indirect expenses from investing in the acquired fund is based upon the average allocation of the Fund’s investments in the acquired fund and upon the actual operating expenses of the acquired fund (including any current waivers and expense limitations) from its most recent shareholder report. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired fund and with other events that directly affect the expenses of the acquired fund.


(6) Although not contractually obligated to do so, the Advisor and shareholder services provider expect to waive certain amounts and the distributor does not expect to charge certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2008.


Total Waivers and Reduction of Fund Expenses	0.33%	0.07%
Total Direct and Acquired Annual Fund Operating Expenses (after anticipated waivers and reduction)(8)	1.28%	2.04%


(7) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.


(8) The Total Actual Fund Operating Expenses (after waivers) paid by the Fund’s Class A Shares and Class B Shares were 1.15% and 2.03%, respectively, for the fiscal year ended April 30, 2007.


Example


This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (before anticipated waivers and reduction), as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$705	$1,030	$1,378	$2,356
Class B
Expenses assuming redemption	$714	$961	$1,334	$2,314
Expenses assuming no redemption	$214	$661	$1,134	$2,314


MTB MULTI CAP GROWTH FUND

Cusip: 55376T395 Symbol: ARGAX (Class A Shares)
Cusip: 55376T387 Symbol: ACPLX (Class B Shares)

Goal

Long-term capital appreciation.

Strategy

The Fund seeks its investment goal by investing, under normal market conditions, at least 80% of the value of its assets in common stocks and securities convertible into common stocks of companies within a broad range of market capitalizations. The Fund’s Advisor will shift the emphasis among companies within the capitalization range according to changes in economic conditions, stock market fundamentals and other pertinent factors. In selecting securities for the Fund, the Advisor considers each company’s current financial strength, as well as its revenue and earnings growth and the valuation of its stock. In doing so, the Fund’s Advisor will seek to build a broadly diversified portfolio of stocks with above-average capital growth potential. The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the security’s price or to hedge against its potential price volatility.


For the purposes of the 80% limitation, multi cap companies will be defined as companies with market capitalizations similar to companies in the Russell 3000 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the index. As of June 30, 2007, the market capitalization of companies in the Russell 3000 Index ranged from $125.0 million to $472.5 billion. The capitalization range is subject to frequent change, and thus the applicable range of market capitalizations defining multi-cap companies at time of purchase will likely differ from the range at June 30, 2007.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Active Trading Risks. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
  Close Out Risks. In a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund.
  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Performance Information

Risk/Return Bar Chart




The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.


The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


The Fund’s Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 10.10%.


Average Annual Total Return Table


The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 3000 Growth Index (Russell 3000 Growth), a broad-based market index, and the Lipper Multi Cap Growth Funds Average. The Russell 3000 Growth measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth Indexes. The Lipper Multi Cap Growth Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


	1 Year	5 Years	10 Years

Class A Shares

Return Before Taxes	4.36%	0.08%	7.30%

Return After Taxes on Distributions(1)	4.36%	0.08%	6.20%

Return After Taxes on Distributions and Sale of Fund Shares(1)	2.84%	0.07%	5.83%

Class B Shares

Return Before Taxes(2)	4.74%	0.13%	6.95%

Russell 3000 Growth	9.46%	3.02%	5.34%

Lipper Multi Cap Growth Funds Average	8.24%	4.64%	7.33%


(1) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


(2) Class B Shares of the Fund were offered beginning September 14, 1998. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum contingent deferred sales charge and total annual operating expenses applicable to the Fund’s Class B Shares. The Fund’s Institutional I Shares, which are not offered by this prospectus, commenced operations on July 16, 1993. The Fund’s Class B Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may
pay if you buy and hold the Fund’s Class A Shares and Class B Shares.


Shareholder Fees


Fees Paid Directly From Your Investment


	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Exchange Fee	None	None


(1) For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.


Annual Fund Operating Expenses
(Before Waivers)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


	Class A	Class B

Management Fee(2)	0.70%	0.70%

Distribution (12b-1) Fee	0.25%(3)	0.75%

Other Expenses(4)	0.75%	0.75%

Total Direct Annual Fund Operating Expenses	1.70%	2.20%

Acquired Fund Fees and Expenses(5)	0.01%	0.01%

Total Direct and Acquired Annual Fund Operating Expenses(6)	1.71%	2.21%(7)


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.45% for the fiscal year ended April 30, 2007.


(3) A portion of the distribution (12b-1) fee for the Fund’s Class A Shares has been waived. The distributor can terminate this waiver at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the waiver) was 0.20% for the fiscal year ended April 30, 2007.


(4) The shareholder services provider waived its entire fee for the Fund’s Class A Shares and a portion of its fee for the Fund’s Class B Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Class A Shares and Class B Shares (after the waiver) were 0.50% and 0.71%, respectively, for the fiscal year ended April 30, 2007.


(5) The Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund’s indirect expenses from investing in the acquired funds is based upon the average allocation of the Fund’s investments in the acquired funds and upon the actual operating expenses of the acquired funds (including any current waivers and expense limitations) from its most recent shareholder report. Actual acquired funds expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.


(6) Although not contractually obligated to do so, the Advisor, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers of Fund Expenses	0.55%	0.29%
Total Direct and Acquired Annual Fund Operating Expenses (after waivers)	1.16%	1.92%


(7) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.


Example


This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (before waivers), as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$714	$1,059	$1,427	$2,458
Class B
Expenses assuming redemption	$724	$991	$1,385	$2,418
Expenses assuming no redemption	$224	$691	$1,185	$2,418


MTB SMALL CAP GROWTH FUND

Cusip: 55376T171 Symbol: ARPAX (Class A Shares)
Cusip: 55376T163 Symbol: ASEBX (Class B Shares)
Cusip: 55376T155 Symbol: ARPCX (Class C Shares)

Goal

Long-term capital appreciation.

Strategy

The Fund’s Advisor purchases stocks of smaller companies that are in the early stages of development and which the Advisor believes have the potential to achieve substantial long-term earnings growth. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of small cap companies. The Fund may also invest a limited percentage of its assets in foreign securities and fixed income securities. In selecting investments for the Fund, the Advisor purchases securities of small-cap U.S. companies with strong earnings growth potential. The Advisor may also purchase stocks of companies that are experiencing unusual, non-repetitive “special” situations (such as mergers or spin-offs) or that have valuable fixed assets whose value is not fully reflected in a stock’s price. The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the security’s price or to hedge against its potential price volatility.


For the purposes of the 80% limitation, small cap companies will be defined as companies with market capitalizations similar to companies in the S&P Small Cap 600 Index or the Russell 2000 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the indexes. As of June 30, 2007, the market capitalization of companies in the S&P Small Cap 600 Index ranged from $70 million to $5 billion, and the market capitalization of companies in the Russell 2000 Index ranged from $125 million to $3.3 billion. The capitalization ranges are subject to frequent change, and thus the applicable range of market capitalizations defining small cap companies at time of purchase will likely differ from the range at June 30, 2007.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Risks of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.
  Active Trading Risks. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
  Close Out Risks. In a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund.
  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Performance Information

Risk/Return Bar Chart




The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.


The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


The Fund’s Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 12.05%.


Average Annual Total Return Table


The following table represents the Fund’s Class A Shares, Class B Shares and Class C Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Growth Index (Russell 2000 Growth), a broad-based market index, and the Lipper Small Cap Growth Funds Average. The Russell 2000 Growth measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Small Cap Growth Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


	1 Year	5 Years	10 Years

Class A Shares

Return Before Taxes	14.10%	5.98%	13.82%

Return After Taxes on Distributions(1)	8.77%	4.37%	10.85%

Return After Taxes on Distributions and Sale of Fund Shares(1)	9.73%	4.29%	10.42%

Class B Shares

Return Before Taxes	14.82%	6.08%	13.69%

Class C Shares

Return Before Taxes	19.81%	6.72%	13.56%

Russell 2000 Growth	13.35%	6.93%	4.88%

Lipper Small Cap Growth Funds Average	10.63%	6.17%	8.37%


(1) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares, Class B Shares and Class C Shares.


Shareholder Fees


Fees Paid Directly From Your Investment


	Class A	Class B	Class C

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None(1)	5.00%	1.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None

Exchange Fee	None	None	None


(1) For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.


Annual Fund Operating Expenses
(Before Waivers and Reductions)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


	Class A	Class B	Class C

Management Fee(2)	0.85%	0.85%	0.85%

Distribution (12b-1) Fee	0.25%(3)	0.75%	0.75%(3)

Other Expenses(4)	0.53%	0.53%	0.53%

Total Direct Annual Fund Operating Expenses	1.63%	2.13%	2.13%

Acquired Fund Fees and Expenses(5)	0.01%	0.01%	0.01%

Total Direct and Acquired Annual Fund Operating Expenses(6)	1.64%	2.14%(7)	2.14%


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.80% for the fiscal year ended April 30, 2007.


(3) The distributor did not charge, and therefore the Fund’s Class A Shares and Class C Shares did not accrue, a portion of their fee. The distributor can terminate this reduction at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares and Class C Shares (after the reduction) was 0.23% and 0.18%, respectively, for the fiscal year ended April 30, 2007.


(4) The shareholder services provider waived its entire fee for the Fund’s Class A Shares and a portion of its fee for Class B Shares and Class C Shares. Additionally, the shareholder services provider did not charge, and therefore the Fund’s Class B Shares and Class C Shares did not accrue, a portion of its fee. The shareholder services provider can terminate this waiver and reduction at any time. Total other expenses paid by the Fund’s Class A Shares, Class B Shares and Class C Shares (after waiver and reduction) were 0.28%, 0.50% and 0.33%, respectively, for the fiscal year ended April 30, 2007.


(5) The Fund’s shareholders indirectly bear the expenses of the acquired fund in which the Fund invests. The Fund’s indirect expenses from investing in the acquired fund is based upon the average allocation of the Fund’s investments in the acquired fund and upon the actual operating expenses of the acquired fund (including any current waivers and expense limitations) from its most recent shareholder report. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired fund and with other events that directly affect the expenses of the acquired fund.


(6) Although not contractually obligated to do so, the Advisor and shareholder services provider waived certain amounts. Additionally, the distributor and shareholder services provider did not charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers and Reductions of Fund Expenses	0.32%	0.08%	0.82%
Total Direct and Acquired Annual Fund Operating Expenses (after waivers and reductions)	1.32%	2.06%	1.32%


(7) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.


Example


This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares, Class B Shares and Class C Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Class B Shares and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares and Class C Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares, Class B Shares and Class C Shares operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (before waivers and reductions), as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$708	$1,039	$1,393	$2,387
Class B
Expenses assuming redemption	$717	$970	$1,349	$2,346
Expenses assuming no redemption	$217	$670	$1,149	$2,346
Class C
Expenses assuming redemption	$317	$670	$1,149	$2,472
Expenses assuming no redemption	$217	$670	$1,149	$2,472


MTB SMALL CAP STOCK FUND

Cusip: 55376T130 Symbol: GVAGX (Class A Shares)
Cusip: 55376T122 Symbol: VSCSX (Class B Shares)

Goal

To seek growth of capital.

Strategy

The Fund will invest substantially all, but under normal circumstances not less than 80%, of the value of its net assets in a diversified portfolio of equity securities (primarily common stock) of small cap companies. Equity securities include common and preferred stocks as well as convertible securities. Stocks purchased by the Fund generally will be traded on established U.S. markets and exchanges. The Advisor utilizes a blended style of investing by allocating and reallocating, for investment management purposes, varying portions of the portfolio between the Fund’s sub-advisors, LSV Asset Management (LSV) (with respect to the value style portion of the portfolio, where LSV looks for companies with relatively low or unrecognized valuations) and Copper Rock Capital Partners, LLC (Copper Rock) (with respect to the growth style portion of the portfolio, where Copper Rock looks for companies which have above-average sales earnings growth).


For the purposes of the 80% limitation, small cap companies will be defined as companies with market capitalizations similar to companies in the S&P SmallCap 600 Index or the Russell 2000 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the indexes. As of June 30, 2007, the market capitalization of companies in the S&P SmallCap 600 Index ranged from $70 million to $5 billion, and the market capitalization of companies in the Russell 2000 Index ranged from $125 million to $3.3 billion. The capitalization ranges are subject to frequent change, and thus the applicable range of market capitalizations defining small cap companies at time of purchase will likely differ from the range at June 30, 2007.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
  Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Performance Information

Risk/Return Bar Chart




The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.


The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


The Fund’s Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 11.00%


Average Annual Total Return Table


The following table represents Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Index (Russell 2000), a broad-based market index and Lipper Small Cap Core Funds Average. The Russell 2000 is an unmanaged index of the 2,000 smallest companies in the Russell 3000 Index which measures the performance of the 3,000 largest U.S. companies based on market capitalization. The Lipper Small Cap Core Fund Average is a composite of mutual funds, designed by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average. The information presented above, for the periods prior to January 8, 2001, is the historical information for the Governor Aggressive Growth Fund. The quoted performance of the Small Cap Stock Fund includes performance of certain predecessor collective trust funds (commingled) accounts, for the periods dating back to July 1, 1994 and prior to the Small Cap Stock Fund's commencement of operations February 3, 1997, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the SEC and, therefore, were not subject to investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts performance may have been adversely affected.


(For the calendar periods ended December 31, 2006)


	1 Year	5 Years	10 Years	Start of Performance[1]

Class A Shares

Returns Before Taxes	8.66%	10.40%	9.67%	N/A

Returns After Taxes on Distributions(2)	2.57%	6.88%	6.55%	N/A

Returns After Taxes on Distributions and Sale of Fund Shares(2)	10.43%	7.71%	6.88%	N/A

Class B Shares

Returns Before Taxes	10.07%	10.60%	N/A	10.23%

Russell 2000	18.37%	11.39%	9.44%	N/A

Lipper Small Cap Core Funds Average	14.95%	11.49%	10.68%	N/A


(1) The Fund’s Class B Shares start of performance date was January 10, 2001.


(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performanceinformation so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.


Shareholder Fees


Fees Paid Directly From Your Investment


	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Exchange Fee	None	None


Annual Fund Operating Expenses
(Before Waivers)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


	Class A	Class B

Management Fee(2)	0.85%	0.85%

Distribution (12b-1) Fee	0.25%(3)	0.75%

Other Expenses(4)	0.44%	0.44%

Total Annual Fund Operating Expenses(5)	1.54%	2.04%(6)


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.84% for the fiscal year ended April 30, 2007.


(3) A portion of the distribution (12b-1) fee for the Fund’s Class A Shares has been waived. The distributor can terminate this waiver at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the waiver) was 0.11% for the fiscal year ended April 30, 2007.


(4) The shareholder services provider waived a portion of its fee for the Fund’s Class A Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Class A Shares (after the waiver) were 0.35% for the fiscal year ended April 30, 2007.


(5) Although not contractually obligated to do so, the Advisor, distributor and shareholder service provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers of Fund Expenses	0.24%	0.01%
Total Actual Annual Fund Operating Expenses (after waivers)	1.30%	2.03%


(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.


Example


This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$698	$1,010	$1,343	$2,284
Class B
Expenses assuming redemption	$707	$940	$1,298	$2,241
Expenses assuming no redemption	$207	$640	$1,098	$2,241


Principal Securities of the Funds

Stock Funds

The principal securities of each of the Funds listed below (each, a “Stock Fund,” and collectively, the “Stock Funds”) are marked with an “X”.


	Equity Income Fund	Equity Index Fund	International Equity Fund	Large Cap Growth Fund	Large Cap Stock Fund	Large Cap Value Fund	Mid Cap Growth Fund	Mid Cap Stock Fund	Multi Cap Growth Fund	Small Cap Growth Fund	Small Cap Stock Fund

Equity Securities	X	X	X	X	X	X	X	X	X	X	X

Common Stocks	X	X	X	X	X	X	X	X	X	X	X

Preferred Stocks	X		X	X	X	X	X	X	X	X	X

Convertible Securities	X		X	X		X	X		X		X

Foreign Securities			X			X				X

Depositary Receipts				X	X	X	X	X	X

Derivative Contracts			X							X

Futures Contracts			X

Investing in Securities of Other Investment Companies			X	X		X			X

Short Sales				X	X		X	X	X	X


Managed Allocation Funds

The principal securities of each of the Funds listed below (each, a “Managed Allocation Fund,” and collectively, the “Managed Allocation Funds”) are marked with an “X”.

	Managed Allocation Fund-- Aggressive Growth*	Managed Allocation Fund-- Conservative Growth*	Managed Allocation Fund-- Moderate Growth*

Equity Securities	X	X	X

Common Stocks	X	X	X

Preferred Stocks	X	X	X

Fixed Income Securities	X	X	X

Treasury Securities	X	X	X

Agency Securities	X	X	X

Corporate Debt Securities	X	X	X

Municipal Securities	X	X	X

Tax-Exempt Securities	X	X	X

Municipal Notes	X	X	X

Mortgage-Backed Securities	X	X	X

Collateralized Mortgage Obligations (CMOs)	X	X	X

Asset-Backed Securities	X	X	X

Zero Coupon Securities	X	X	X

Bank Instruments	X	X	X

Credit Enhancement	X	X	X

Foreign Securities	X	X	X

Depositary Receipts	X	X	X

Foreign Exchange Contracts	X	X	X

Foreign Government Securities	X	X	X

Investing in Securities of Other Investment Companies	X	X	X

Non-Investment Grade Securities	X	X	X

* Through investment in the Underlying Funds

Balanced Fund

The principal securities of the Balanced Fund are marked with an “X”.

Balanced Fund

Equity Securities	X

Common Stocks	X

Preferred Stocks	X

Fixed Income Securities	X

Treasury Securities	X

Agency Securities	X

Corporate Debt Securities	X

Mortgage Backed Securities	X

Foreign Securities	X

Bond Funds

The principal securities of each of the Funds listed below (each, a “Bond Fund,” and collectively, the “Bond Funds”) are marked with an “X”.

	Income Fund	Intermediate- Term Bond Fund	Maryland | Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Short Duration Government Bond Fund	Short- Term Corporate Bond Fund	U.S. Government Bond Fund	Virginia Municipal Bond Fund

Fixed Income Securities	X	X	X	X	X	X	X	X	X

Treasury Securities	X	X				X	X	X

Agency Securities	X	X				X	X	X

Corporate Debt Securities	X	X				X	X	X

Mortgage Backed Securities	X	X				X	X	X

Asset Backed Securities	X	X				X	X	X

Tax-Exempt Securities			X	X	X				X

General Obligation Bonds			X	X	X				X

Special Revenue Bonds			X	X	X				X

Tax Increment Financing Bonds			X	X	X				X

Municipal Securities			X	X	X				X

Municipal Notes			X	X	X				X

Municipal Leases			X	X	X				X

Variable Rate Demand Investments			X	X	X				X

Swap Contracts--Credit Default Swaps	X	X					X

Principal Securities of the Funds

The following list is a description of the principal securities in which the Funds may invest. More information on the principal and acceptable investments of the Funds is contained in the Funds’ Statement of Additional Information.

Equity Securities

Equity securities (stocks) represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the principal types of equity securities in which certain Funds may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock.

Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.

Fixed Income Securities

Fixed income securities (bonds) pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which a Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities have prepayment risks.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Advisor usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Convertible Securities

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. A Fund may invest in convertible securities rated below investment grade. See “Risks Associated with Non-Investment Grade Securities” herein.

International Equity Fund, Small Cap Stock Fund, Mid Cap Growth Fund, Multi Cap Growth Fund, Large Cap Growth Fund and Equity Income Fund treat convertible securities as both fixed income and equity securities for purposes of their investment policies and limitations, because of their unique characteristics.

Municipal Securities

Municipal securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax-exempt securities by their source of repayment.

Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

A Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, a Fund may also invest directly in individual leases.

Tax-Exempt Securities

Tax-exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Interest income on such securities may be subject to the federal alternative minimum tax (AMT) for individuals and corporations.

General Obligation Bonds

General obligation bonds are supported by the issuer’s power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality’s general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Tax Increment Financing Bonds

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants’ sales, and related tax collections, failed to increase as anticipated.

Municipal Notes

Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Variable Rate Demand Instruments

Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. A Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded.

Other Investments

Foreign Securities

Foreign securities are securities of issuers based outside the United States. An issuer is considered to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the International Equity Fund (an Underlying Fund) may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund’s exposure to currency risks.

Foreign Government Securities

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government’s full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.


For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.


A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.


Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund’s exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.


The Funds may trade in the following types of derivative contracts.


Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset (or index) at a specified price, date, and time. Entering into a contract to buy an underlying asset (or index) is commonly referred to as buying a contract or holding a long position in the asset (or index). Entering into a contract to sell an underlying asset (or index) is commonly referred to as selling a contract or holding a short position in the asset (or index). Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

Swap Contracts

A swap contract (also known as a swap) is a type of derivative contract in which two parties (each, a Counterparty) agree to pay each other (swap) the returns derived from designated (or underlying) securities, currencies, commodities, financial indices or other assets (Reference Instruments). Swaps do not always involve the delivery of the Reference Instruments by either party, and the parties might not own the Reference Instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party’s payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.

Credit Default Swaps

A credit default swap (CDS) is a type of swap agreement between two parties whereby one party (the Protection Buyer) agrees to make payments over the term of the CDS to the other party (the Protection Seller), provided that no designated event of default, restructuring or other credit related event (each a Credit Event) occurs with respect to the Reference Instrument, which is usually a particular bond or the unsecured credit of a particular issuer (the Reference Obligation). Many CDSs are physically settled, which means that if a Credit Event occurs, the Protection Seller must pay the Protection Buyer the full notional value, or “par value,” of the Reference Obligation in exchange for delivery by the Protection Buyer of the Reference Obligation or another similar obligation issued by the issuer of the Reference Obligation (the Deliverable Obligation). The Counterparties agree to the characteristics of the Deliverable Obligation at the time that they enter into the CDS. Alternately, a CDS can be “cash settled,” which means that upon the occurrence of a Credit Event, the Protection Buyer will receive a payment from the Protection Seller equal to the difference between the par amount of the Reference Obligation and its market value at the time of the Credit Event. The Fund may be either the Protection Buyer or the Protection Seller in a CDS. If the Fund is a Protection Buyer and no Credit Event occurs, the Fund will lose its entire investment in the CDS (i.e., an amount equal to the payments made to the Protection Seller over the term of the CDS). However, if a Credit Event occurs, the Fund (as Protection Buyer) will deliver the Deliverable Obligation and receive a payment equal to the full notional value of the Reference Obligation, even though the Reference Obligation may have little or no value. If the Fund is the Protection Seller and no Credit Event occurs, the Fund will receive a fixed rate of income throughout the term of the CDS. However, if a Credit Event occurs, the Fund (as Protection Seller) will pay the Protection Buyer the full notional value of the Reference Obligation and receive the Deliverable Obligation from the Protection Buyer. A CDS may involve greater risks than if the Fund invested directly in the Reference Obligation. For example, a CDS may increase credit risk since the Fund has exposure to both the issuer of the Reference Obligation and the Counterparty to the CDS. The Reference Instruments underlying each CDS will be of a credit quality at least equal to that of the credit quality required for investment in individual securities by the relevant Fund.

Short Sales


A Fund may make short sales of securities listed on one or more national exchanges or on the NASDAQ Stock Market. A short sale is the sale of a stock that the Fund does not own (or will borrow for delivery), because the Fund believes the stock will decline in price or the Fund wants to hedge against potential price volatility of the stock. If the price of the stock declines, the Fund can buy the stock at a lower price and will make a profit. If the price of the stock rises, the Fund will incur a loss. When the Fund sells short, it borrows the stock from a broker “on margin,” and must pay interest to the broker on the margin amount until the stock is replaced by the Fund. In no event will the Fund engage in short sales transactions if it would cause the market value of all of the Fund’s securities sold short to exceed 25% of its net assets. The value of the securities of any one issuer that may be shorted by the Fund is limited to the lesser of 2% of the value of the Fund’s net assets or 2% of the securities of any class of the issuer. The Fund may also “sell short against the box,” i.e., the Fund owns securities identical to those sold short. Short sales against the box are not subject to the 25% limitation. Short sales are speculative in nature, and may reduce returns or increase volatility.


Non-Investment Grade Securities

Securities rated BB+ or lower by Standard & Poor’s or Ba or lower by Moody’s are considered to be non-investment grade securities (junk bonds).

Investing In Securities Of Other
Investment Companies


A Fund may invest its assets in securities of other investment companies, including exchange-traded funds (ETFs) and the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. Conservative Growth Fund, Moderate Growth Fund and Aggressive Growth Fund intend to invest substantially all of their assets in Underlying Funds in order to achieve their investment goals.


The shares of most ETFs are listed and traded on stock exchanges at market prices, although some Shares may be redeemable at net asset value for cash or securities. A Fund may invest in ETFs in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs generally do not charge initial sales charges or redemption fees but investors pay customary brokerage commissions and fees to buy and sell ETF shares.

Pursuant to an SEC exemption, each of the Funds is permitted to invest in shares of the MTB Money Market Funds as a means of managing their uninvested cash. These investments will cause a duplication of expenses. The Advisor may waive certain fees in connection with these investments.

Other Investment Strategies

Portfolio Turnover

Each Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund’s trading costs and may have an adverse impact on a Fund’s performance.

Temporary Defensive Investments

The Funds (except the Managed Allocation Funds and the Equity Index Fund) may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to fail to meet its investment objective and to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.

Investment Ratings For Investment Grade Securities

The Advisor or sub-advisor will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor’s, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s or sub-advisor’s credit assessment that the security is comparable to investment grade.

Specific Risks of Investing in
the Funds

Stock Market Risks

The value of equity securities in a Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund’s share price may decline.

The Advisor or sub-advisor attempts to manage market risk by limiting the amount a Fund invests in each company’s equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Risks Related To Investing For Growth

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related To Investing For Value

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Furthermore, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related To Company Size

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Interest Rate Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.


Credit risk regarding credit default swap transactions includes the possibility that (i) a counterparty to such transaction will fail to meet its obligations; or (ii) the Fund, as seller of a swap, may be required to pay to its counterparty the entire notional value of the obligation underlying the swap in the event that such underlying obligation defaults.


Call Risks

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates.

Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Tax Risks

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund and Virginia Municipal Bond Fund to their shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Income from Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund and Virginia Municipal Bond Fund, may be subject to the alternative minimum tax (AMT).

Risks Of Non-Diversification

Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund and Virginia Municipal Bond Fund are non-diversified. Compared to diversified mutual funds, each of these Funds may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases a Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on a Fund’s Share price and performance.

Risks Associated With Non-Investment
Grade Securities

The securities in which a Fund may invest may be rated below investment grade. Securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Maryland Investment Risks

Maryland Municipal Bond Fund emphasizes investments in Maryland and is more subject to events that may adversely affect Maryland issuers compared to funds that invest in multiple states.

Maryland’s economy is relatively diversified across the service, trade and government sectors. The high proportion of federal government jobs, which contributes to high wealth levels, made the state vulnerable to the recession and concurrent federal downsizing in the early 1990’s; however, Maryland’s economic growth rate has improved and is nearing the national average.

New York Investment Risks

New York Municipal Bond Fund emphasizes investments in New York and is subject to events that may adversely affect New York issuers compared to funds that invest in multiple states. New York’s economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State’s economy through its international importance in economic sectors such as advertising, finance, and banking. Any major changes to the financial conditions of New York City would ultimately have an effect on the State.

Yields on New York municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the State, counties, municipalities or City of New York could impact New York Municipal Bond Fund’s portfolio. The ability of this Fund to achieve its investment goals also depends on the continuing ability of the issuers of New York municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.

Additionally, the tragic events of September 11, 2001 may have adverse short-term or long-term economic effects on New York City.

Pennsylvania Investment Risks

Pennsylvania Municipal Bond Fund emphasizes investments in Pennsylvania and is more subject to events that may adversely affect Pennsylvania issuers.

Pennsylvania’s economy historically has been dependent upon heavy industry, but has diversified recently into various services, particularly into medical and health services, education and financial services. Agricultural industries continue to be an important part of the economy, including not only the production of diversified food and livestock products, but substantial economic activity in agribusiness and food-related industries. Service industries currently employ the greatest share of nonagricultural workers, followed by the categories of trade and manufacturing. Future economic difficulties in any of these industries could have an adverse impact on the finances of the Commonwealth or its municipalities, and could adversely affect the market value of the Pennsylvania exempt securities in the Pennsylvania Municipal Bond Fund or the ability of the respective obligors to make payments of interest and principal due on such Securities.

Virginia Investment Risks

Since the Fund invests primarily in issuers from Virginia, the Fund may be subject to additional risks compared to Fund that invest in multiple states. Virginia’s credit strength is based on its substantial resources, conservative financial and budget management, strong demographics and broad based economy. Virginia’s economy has strong ties to government and defense-related industries, as well as high technology industries, trade and tourism. Any downturn in these industries may adversely affect the economy of the state.

Risks Of Foreign Investing

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent Balanced Fund, International Equity Fund, Large Cap Value Fund and Small Cap Growth Fund and its Advisor and sub-advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund’s investments.

Risks Of Investing In Emerging Market Countries

Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

Currency Risks

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

Tracking Error Risks

Factors such as the Equity Index Fund’s expenses, imperfect correlation between the fund’s investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage may affect its ability to achieve perfect correlation with its benchmarks. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, Equity Index Fund, which will have expenses such as custody, management fees and other operational costs, and brokerage expenses, may not achieve its investment objective of accurately correlating to an index.

Asset Allocation Risks

The Balanced Fund is subject to the risk that the Advisor’s asset allocation decisions between equity securities, on the one hand, and fixed income securities, on the other hand, will not anticipate market trends successfully. For example, investing too heavily in common stocks during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total returns.

Active Trading Risks

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you may pay.

Exchange-Traded Funds

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Fund Expenses

Mutual fund portfolios bear charges for advisory fees and operational expenses. The Managed Allocation Funds and the Underlying Funds in which they invest each bear these expenses, so investors in the Managed Allocation Funds may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.


Affiliated Persons Risks


Each Managed Allocation Fund is subject to affiliated persons risk. In managing the Managed Allocation Funds, the Advisor has the authority to select and substitute the underlying funds in which the Managed Allocation Funds will invest. The Advisor is subject to conflicts of interest in allocating Fund assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Advisor is also primarily responsible for managing the Underlying Funds. The Trustees and officers of the Funds may also have conflicting interests in fulfilling their fiduciary duties to both the Funds and the Underlying Funds.

Pursuant to an SEC exemption, the Funds are permitted to invest in shares of the Money Market Funds as a means of managing uninvested cash. These investments will cause a duplication of expenses. The Advisor may waive certain fees in connection with these investments.

Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level or risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Close Out Risks

In a short sale transaction, close out risk is created by the ability of the broker to request at any time that the Fund close out its short position in the security. The broker’s call request would force the Fund to purchase the security at its current market price, and thus could result in a loss to the Fund.

How Are Shares Priced?

The Trust offers eight classes of Shares: Class A Shares, Class A2 Shares, Class B Shares, Class C Shares, Class S Shares, Corporate Shares, Institutional I Shares and Institutional II Shares. All Share classes have different sales charges and other expenses, which affect their performance. Each Share class represents interests in a single portfolio of securities. This prospectus relates only to Class A Shares, Class B Shares, and Class C Shares as shown in the chart below. The differences between the three classes relate to the timing and amount of asset-based sales charges and other expenses which an investor bears directly or indirectly as a shareholder. Contact your financial intermediary or call the MTB Group of Funds at 800-836-2211 for more information about Class A2 Shares, Corporate Shares, Institutional I Shares, Institutional II Shares and Class S Shares.

FUND	Class A Shares	Class B Shares	Class C Shares

Small Cap Growth Fund	X	X	X

Bond, Balanced, and Stock Funds	X	X

Virginia Municipal Bond Fund	X

The NAV of Shares of the Bond, Balanced and Stock Funds fluctuates and is generally based upon the market value of portfolio securities and other assets of the Fund. The NAV is determined at the end of regular trading of the NYSE, which is generally 4:00 p.m. (Eastern time) but may vary due to market circumstances or other reasons (NYSE Close) on each day the NYSE is open. Equity securities are generally valued according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter (OTC) market). Fixed income securities are generally valued according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at time of purchase may be valued at amortized cost. Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the OTC market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. Investments in other open-end registered investment companies are valued at net asset value.

Trading in foreign securities may be completed at times which vary from the NYSE Close. In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the NYSE Close. Certain foreign currency exchange rates may also be determined at the latest rate prior to the NYSE Close. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the NYSE Close. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value determined in good faith by the Fund’s Board, although the actual calculation may be done by others. If a Fund owns foreign securities that trade in foreign markets on days the NYSE is closed, or if the NYSE closes earlier than 4:00 p.m. Eastern time, the value of these securities, and therefore the Fund’s assets, may change on days or at times you cannot purchase, redeem or exchange Shares of such Fund. In all cases, the Funds’ Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value.

A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Fund’s Advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when the Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds’ Board has authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

To the extent any Fund invests in other investment companies, the prospectuses for those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Sales Charge When You Purchase Class A Shares

The Class A Shares of all the Funds bear front-end sales charges. When the Funds receive your purchase request in proper form (as described in this prospectus), it is processed at the next calculated NAV plus any applicable front-end sales charge as is shown in the tables below.

Class A Shares of each Stock Fund and the Balanced Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV

Less than $50,000	5.50%	5.82%

$50,000 but less than $100,000	4.25%	4.44%

$100,000 but less than $250,000	3.25%	3.36%

$250,000 but less than $500,000	2.25%	2.30%

$500,000 but less than $1 million	2.00%	2.04%

$1 million or greater*	0.00%	0.00%

Class A Shares of Managed Allocation Fund-Aggressive Growth are sold at their NAV next determined after an order is received, plus a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV

Less than $50,000	5.00%	5.26%

$50,000 but less than $100,000	4.00%	4.17%

$100,000 but less than $250,000	3.00%	3.09%

$250,000 but less than $500,000	2.00%	2.04%

$500,000 but less than $1 million	1.00%	1.01%

$1 million or greater*	0.00%	0.00%

Class A Shares of each Bond Fund (except for Short Duration Government Bond Fund and Short-Term Corporate Bond Fund) and Managed Allocation Fund-Moderate Growth are sold at their NAV next determined after an order is received, plus a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV

Less than $100,000	4.50%	4.71%

$100,000 but less than $250,000	3.75%	3.90%

$250,000 but less than $500,000	3.00%	3.09%

$500,000 but less than $1 million	2.00%	2.04%

$1 million or greater*	0.00%	0.00%

Class A Shares of Managed Allocation Fund-Conservative Growth are sold at their NAV next determined after an order is received, plus a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV

Less than $100,000	4.00%	4.17%

$100,000 but less than $250,000	3.00%	3.09%

$250,000 but less than $500,000	2.00%	2.04%

$500,000 but less than $1 million	1.00%	1.01%

$1 million or greater*	0.00%	0.00%

Short Duration Government Bond Fund and Short-Term Corporate Bond Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV

Less than $50,000	3.00%	3.09%

$50,000 but less than $100,000	2.50%	2.56%

$100,000 but less than $250,000	2.25%	2.30%

$250,000 but less than $500,000	1.75%	1.78%

$500,000 but less than $1 million	1.25%	1.27%

$1 million or greater*	0.00%	0.00%

* Except for Equity Index Fund, Equity Income Fund, Large Cap Value Fund, and Small Cap Stock Fund, if you make an investment of $1,000,000 or more at net asset value in Class A Shares, and you redeem all or any portion of your shares at any time within the 18-month period beginning on the first day of the calendar month following the month in which you made your purchase, your redemption proceeds will be subject to a 1.00% contingent deferred sales charge (CDSC). Exchanges do not trigger the CDSC. In addition, if your investment professional waives receipt of the NAV advanced commission payment described below and notifies the Fund, this CDSC will not apply. The CDSC will be calculated using the share price at time of purchase.

Class A Shares NAV Commission Payments

Your investment professional is entitled to receive an advanced commission payment on sales of $1 million or more of Class A Shares of the Funds as follows:

Stock, Balanced and Managed Allocation Funds*

Purchase Amount	Advance Commission as a Percentage of Public Offering Price

$1 million - $2,999,999.99	1.00%

$3 million up to $4,999,999.99	0.50%

Over $5 million	0.25%

Bond Funds

Purchase Amount	Advance Commission as a Percentage of Public Offering Price

$1 million - $2,999,999.99	0.75%

$3 million up to $4,999,999.99	0.50%

Over $5 million	0.25%

* Excluding Equity Index Fund, Equity Income Fund, Large Cap Value Fund and Small Cap Stock Fund which pay no commission on NAV trades.

The following reductions and eliminations of sales charges apply only to Class A Shares.

The sales charge at purchase may be reduced by:

  purchasing Shares in greater quantities to reduce the applicable sales charge (purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined);
  combining concurrent purchases of Shares:
    by you, your spouse, and your children under age 21; or
    of the same share class of two or more MTB Funds (other than money market funds);
  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
  signing a Letter of Intent (LOI) committing to purchase a certain dollar amount of the same class of Shares within a 13 month period to combine such purchases in calculating the sales charge. The Fund’s custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the LOI, the custodian will release the Shares in escrow to your account. If you do not fulfill the LOI, the custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

The sales charge may be eliminated when you purchase Shares:

  by exchanging Shares from the same share class of another MTB Fund (other than a money market fund);
  through wrap accounts or other investment programs where you pay the investment professional directly for services;
  through investment professionals that receive no portion of the sales charge;
  as a current or retired/former Trustee, Director or employee of the Fund, the Advisor, the Distributor, the Sub-advisor and their affiliates, M&T Bank Corporation and their subsidiaries and the immediate family members of these individuals. (Immediate family member is defined as any parent, spouse of a parent, child, spouse of a child, spouse, brother or sister, and includes step and adoptive relationships of these people) because there are nominal sales efforts associated with their purchases;
  as an employee of a dealer which has a selling group agreement with the Distributor and consents to such purchases;
  with respect to former holders of the FBR Maryland Tax-Free Portfolio and FBR Virginia Tax-Free Portfolio who participated in the Reorganization of either Portfolio into Class A Shares of the corresponding MTB Maryland Municipal Bond Fund or MTB Virginia Municipal Bond Fund (such holders may purchase Class A Shares of any MTB mutual fund without paying a sales charge); or
  as an investor referred by any sub-advisor to the Funds.

If your investment qualifies for a reduction or elimination of the sales charge, you or your financial intermediary must notify the Fund’s Distributor, Edgewood Services Inc., or MTB Funds Shareholder Services at time of purchase. If the Distributor or MTB Funds Shareholder Services is not notified at the time of purchase, you may receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

Sales Charge When You Redeem Class B Shares Or Class C Shares

Class B Shares and Class C Shares are not subject to front-end sales charges. Generally, absent confirmation by the shareholder, orders for $100,000 or more of Class B Shares or $1 million or more of Class C Shares will be rejected or invested in Class A Shares instead of Class B Shares or Class C Shares to maximize your returns and minimize sales charges and marketing fees. Class B Shares and Class C Shares are subject to CDSCs.

Your redemption proceeds with respect to Class B Shares may be reduced by a sales charge, commonly referred to as a CDSC if you redeem them within the following times from the purchase date:

Shares Held Up To:	Class B Shares--CDSC

1 year	5.00%

2 years	4.00%

3 years	3.00%

4 years	3.00%

5 years	2.00%

6 years	1.00%

7 years or more	0.00%

Class B Shares convert to Class A Shares (which pay lower ongoing expenses) eight years after purchase. This is a non-taxable event.

Class B Shares acquired in exchanges will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires.

You will be charged a 1.00% CDSC (except as noted below) when redeeming Class C Shares within one year of purchase. You will not be charged a CDSC when redeeming Shares:

  purchased with reinvested dividends or capital gains;
  if you exchange Class B Shares into the Class B Shares of another MTB Fund where the Shares were held for the applicable CDSC holding period;
  purchased through financial intermediaries who did not receive advanced sales commission payments;
  if, after you purchase Shares, you become disabled, as defined by the IRS;
  if the redemption qualified under the Systematic Withdrawal Program;
  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution;
  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2; or
  upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your financial intermediary should notify the Distributor or the Funds at the time of redemption to eliminate the CDSC. If the Distributor or the Funds are not notified, the CDSC will apply.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC (which would include any Class A Shares into which Class B Shares were converted); and
  Shares held the longest (to determine the number of years your Class B Shares have been held, include the time you held Class B shares of other MTB Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at time of purchase or redemption, whichever is lower.

Keep in mind that financial intermediaries may charge you additional fees for their services in connection with your Share transactions.

How to Purchase, Redeem, and Exchange Shares

When the NYSE is open for business, you may purchase, redeem, or exchange Shares by phone, mail, or wire through your financial intermediary or MTB Group of Funds, subject to daily cutoff times. Your order will be processed at the next calculated NAV, plus any sales charges or less any CDSC as applicable, after your order request is received by the Fund or its designated agent in proper form. The NYSE is closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. In addition to the scheduled NYSE holidays noted above, the Federal Reserve wire system is scheduled to be closed on the following days: Columbus Day and Veterans’ Day. The Funds do not issue share certificates and they reserve the right to reject any purchase request for any reason.

The Funds will only accept purchases from residents of the United States (including Guam, Puerto Rico, and the U.S. Virgin Islands) with U.S. mailing addresses.

To help the government fight the funding of terrorism and money laundering activities and to verify your identity, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

Purchasing Shares

If you would like to purchase Shares of an MTB Fund for the first time, please consult a financial professional in your area. If you do not have a financial professional, please call the MTB Funds Shareholders Services department at 800-836-2211.

Minimum Initial Investment Amount:	$500

Minimum Subsequent Investment Amount:	$25

Minimum Balance	$250

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Accounts With Low Balances

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.

Through Your Financial Intermediary

Shareholders normally purchase Shares through investment professionals and different types of customer accounts at financial intermediaries. You should read this prospectus together with any agreements between you and your financial intermediary to learn about procedures to follow, the services provided, the fees charged for those services, required earlier cutoff times than shown in this prospectus, and any restrictions and limitations imposed.

Directly With MTB Funds

To purchase shares directly with the MTB Group of Funds, please call Shareholder Services at 800-836-2211.

Transactions by Telephone

Once your account is established, you may purchase, redeem or exchange Shares by telephone unless you have declined this privilege on your account application. Please call Shareholder Services at 800-836-2211.

The Funds reserve the right to modify or terminate the phone redemption and exchange privileges at any time.

Shareholders will be notified prior to any modification or termination. Your phone instructions may be electronically recorded for your protection. Shareholders who purchase shares by phone or accept the phone redemption or exchange privilege authorize the Trust and its agents to act upon their telephonic instructions for any account for which they have authorized such services. Redeeming or exchanging Shares over the phone is convenient, but not without risk. Although the Funds have created certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following phone instructions we reasonably believe to be genuine. If you transact with the Fund over the phone, you will generally bear the risk of any loss.

Payment Methods

Payment may be made by check, Federal Reserve System wire, or Automated Clearing House (ACH). Please see “Limitations on Redemption Proceeds” below for information on how your form of payment may impact the timing of redemption payments. Where a Fund offers more than one Share class and you do not specify the class choice on your form of payment, you generally will receive Class A Shares. Each payment must be accompanied by your name, the Fund’s name and Share class, and your account number (if established).

By Check

Current shareholders can purchase additional Shares by sending a check to the MTB Group of Funds accompanied by purchase instructions. Make your check payable to (Name of the Fund and Class of Shares) and mail it to the MTB Group of Funds along with your application.

MTB Group of Funds
P.O. Box 8477
Boston, MA 02266

If you are not a current shareholder, please call Shareholder Services at 800-836-2211 for information on how to purchase shares. Purchase orders by mail for non-Money Market Funds are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check is received. However, payment may be delayed up to seven business days to allow your purchase payment to clear.

The Funds do not accept cash, money orders, credit cards, travelers checks, or third party checks (for example, checks that are either not from the investor or made payable to a third party and endorsed over to MTB Group of Funds).

By Federal Reserve System Wire

Once your account is established, ask your bank to wire money to the Fund’s custodian bank, accompanied by purchase instructions. For additional purchases, wire your money with instructions. Wire orders will only be accepted on days on which the Funds, M&T Bank, and the Federal Reserve wire system are open for business. Some financial institutions may charge a fee for wire services. The Funds also reserve the right to charge a processing fee for wire transfers. Below is a chart that shows the different cutoff times for processing Fund purchases and what it means to you. The Funds are not responsible for delays in the receipt of wires.

FUND TYPE	Your Purchase Request in Proper Order/ Federal Funds Received Before: (Eastern time)	Results in:	Your Purchase Request in Proper Order and Federal Funds Received After: (Eastern time)	Results in:

Bond, Balanced and Stock Funds	NYSE Close	Receive that day’s closing NAV	NYSE Close	Receive next calculated NAV

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Account Number 99026593
Attn: (MTB Fund Name)
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Further Credit To: (MTB Account name and number)

By ACH

Once your account is established, you may purchase Fund Shares by transferring money via ACH from your checking or savings account to your Fund account. You will not begin earning dividends on Funds Shares until the ACH transaction settles, which could be as soon as the next business day.

Systematic Investment Program

Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $25 or more through automatic deductions from your checking or savings account. To sign up for this program, please call MTB Funds for an application.

Redeeming Shares

To redeem shares you must provide us with your name, the Fund’s name and Share class, your account number, the number of shares or dollar amount you wish to redeem, and your choice of Payment Option. If you do not specify a Payment Option, a check will be mailed to you at your address of record. Redemption requests for Shares held through an IRA account must be made by mail and not by phone.

By Telephone


To redeem shares by telephone, please call Shareholders Services at 800-836-2211. You are automatically eligible to make phone redemptions unless you decline the privilege at the time you open your account. It is recommended that you provide the necessary information for the phone redemption option on your initial application. If you do not do this and later wish to take advantage of the phone redemption privilege, call the MTB Group of Funds for authorization forms. MTB Group of Funds limit telephone redemptions to the address of record to $50,000. Telephone redemption requests above $50,000 may be transferred to a linked bank account on record. Otherwise, you must submit a written request with a Medallion signature guarantee. Please contact MTB Shareholder Services for further information.


By Mail

Send your written request to MTB Funds.

MTB Group of Funds
P.O. Box 8477
Boston, MA 02266

Payment Options

You may receive your redemption proceeds by check, Federal Reserve System wire, or ACH transfer to your designated bank account. See “Limitations on Redemption Proceeds” below for additional information about payment of redemption proceeds.

The Funds reserve the right to charge a fee for outgoing wires and overnight check requests. The Funds may, in their discretion, waive this fee under special circumstances.

By Check

Normally, a check for redemption proceeds is mailed within one business day after your redemption order is received, but in no event more than seven business days after receipt of a proper redemption request.

By Federal Reserve System Wire

Wire transfers of redemption proceeds can only be made on days on which the Federal Reserve wire system, M&T Bank, and the Funds are open for business. Certain financial institutions may charge a fee for the receipt of wire transfers. The Funds also reserve the right to charge a processing fee for wire transfers. Below is a chart that shows the different cutoff times for processing Fund redemptions by wire and what it means to you.

FUND TYPE/NAME	Your Redemption Request in Proper Order Received Before: (Eastern time)	Results in:	Your Redemption Request in Proper Order Received After: (Eastern time)	Results in:

Bond, Balanced and Stock Funds	NYSE Close	Receive that day’s closing NAV Next day wire	NYSE Close	Receive next calculated NAV Second day wire

By ACH


You may have redemption proceeds sent directly to your checking or savings account via ACH transfer from the Fund. If you place your order by 4:00 p.m. (Eastern time), you will receive that day’s closing NAV and any dividends earned that day. Since ACH transfers are processed overnight, you will not receive redemption proceeds until at least the second business day.


Systematic Withdrawal Program

You may automatically redeem Shares in a minimum amount of $50 on a regular basis. Your account must be worth at least $10,000 at the time the program is established (multiple Class B Share accounts cannot be aggregated to meet this minimum balance). This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A or Class C Shares subject to a sales charge while redeeming Shares using this program. For more information and an application form for this program call MTB Group of Funds.

Generally, Class B Shares and Class C Shares systematically withdrawn will be subject to CDSC. However, a CDSC will not be charged on systematic redemptions of Class B Shares or Class C Shares if:

  Shares redeemed are 12% or less of the account value in a single year. In measuring the redemption percentage, your account is valued when you establish the systematic redemption program and then annually at calendar year-end; and
  the account is at least one year old; and
  all dividends and capital gains distributions are reinvested.

Additional Conditions

Signature Guarantees

For your protection, MTB Group of Funds requires the Medallion Guarantee (STAMP 2000 Medallion Guarantee) on written requests and instructions:

  when you are requesting a redemption of $50,000 or more;
  when you want a redemption to be sent to an address or bank account other than the one you have on record with the Fund;
  when you want the redemption payable to someone other than the shareholder of record; or
  when you request a bank account to be linked to your MTB Fund (all bank account owners must sign).

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker-dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear (as discussed below);
  during periods of market volatility;
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets;
  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.

If you request a redemption of Shares recently purchased by check (including a cashier’s check or certified check) or ACH, your redemption proceeds may not be made available up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be cancelled and you will be responsible for any losses incurred by the Fund as a result of your cancelled order.

In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

  when the NYSE is closed, other than customary weekend and holiday closings;
  when trading on the NYSE is restricted, as determined by the SEC; or
  in which an emergency exists as determined by the SEC, so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

Redemption In Kind

Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Redemption From Retirement Accounts

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

Exchanging Shares

You may exchange Shares of a Fund for the same Share class of another MTB Fund. All exchange requests must include your name and account number, the Fund’s name and Share class, the number of shares or dollar amount you wish to exchange and the name of the Fund into which the exchange is to be made.

In order to exchange Shares you must submit your request in proper form and:

  meet the minimum initial investment requirements (if the exchange results in the establishment of a new account);
  establish an account in the Fund you want to acquire if you do not have an account in that Fund;
  ensure that the account registrations are identical;
  receive a prospectus for the Fund into which you wish to exchange; and
  only exchange into a Fund that may be legally sold in your state of residence.

An exchange is treated as a redemption and subsequent purchase and is a taxable transaction. The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination.

Class A Share Exchanges

Exchanges at NAV

If you exchange between Funds with different sales charges, the exchange will be made at NAV. However, you would pay applicable sales charges when exchanging Shares from one of the Money Market Funds into one of the Bond, Balanced, or Stock Funds.

If you paid a sales charge once (including Shares acquired through reinvestment of dividends and capital gains), you will not have to pay the sales charge again upon exchange. This is true even if you exchange out of a Fund with a sales charge, then into a Fund without a sales charge and back into a Fund with a sales charge.

If you formerly were a holder of shares of FBR Maryland Tax-Free Portfolio or FBR Virginia Tax-Free Portfolio and participated in the Reorganization of either Portfolio into Class A Shares of MTB Maryland Municipal Bond Fund or MTB Virginia Municipal Bond Fund, you may exchange such Class A Shares into Class A Shares of any other MTB Funds at NAV. In addition, you may purchase Class A Shares of any MTB Fund without paying a sales charge. In order to exchange into or purchase Class A Shares of any MTB Fund without paying a sales charge (where a sales charge would otherwise be imposed), you or your financial intermediary must notify Edgewood or MTB Funds Shareholder Services at the time of the transaction, except that such notice is not required to purchase additional Class A Shares of MTB Maryland Municipal Bond Fund or MTB Virginia Municipal Bond Fund without a sales charge if you became a shareholder of such Fund as part of the Reorganization.

Exchanges Subject to a Sales Charge

If you invested in a Fund without a sales charge, and exchange into a Fund with a sales charge, you will be assessed the applicable sales charge when you make the exchange. However, the sales charge will not be applied to any Shares that you acquired through reinvestment of dividends and capital gains. Dividends of the Class A Shares of the Money Market Funds can be reinvested into Class A Shares of any other MTB Fund at NAV at time of payment.

Class B Share Exchanges

You may exchange Class B Shares from one Fund to Class B Shares of another at NAV without any sales charge. The time you held the original Class B Shares will be added to the time you held the exchanged-for Class B Shares for purposes of calculating any applicable CDSC when you ultimately redeem those Shares.

By Telephone

To request an exchange, and for additional information about the exchange privilege, call MTB Group of Funds. Below is a chart that shows the cutoff time for processing Fund exchanges and what it means to you.

FUND TYPE	Your Exchange Request in Proper Order Received Before: (Eastern time)	Results in:	Your Exchange Request in Proper Order Received After: (Eastern time)	Results in:

All Funds	NYSE Close	Same day exchange	NYSE Close	Next day exchange

You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.

You will automatically be eligible for phone exchanges, unless you decline this privilege at the time you open your account. It is recommended that you provide the necessary information for the phone exchange option on your initial application. If you do not do this and later wish to take advantage of the privilege, call MTB Group of Funds for authorization forms.

By Mail

Send your written request to MTB Group of Funds.

Systematic Exchange Program

You may exchange Shares from one Fund into the same share class of another Fund on a monthly, quarterly or annual basis. Exchanges must be at least $25 and are subject to limitations as described above. For more information and an application form for this Program, call MTB Group of Funds.

Frequent Trading Policies

Frequent or short-term trading into and out of a Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt a Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs, and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time as of which NAV is calculated.

The Funds’ Board has approved policies and procedures intended to discourage excessive, frequent or short-term trading of the Funds’ Shares. The Funds also monitor trading in Shares in an effort to identify disruptive trading activity. The Funds monitor trades into and out of the Funds within a period of 30 days or less, where both the purchase and sale are at least $100,000. The Funds may also monitor trades into and out of the Funds over periods longer than 30 days. Whether or not the specific monitoring limits are exceeded, the Funds’ management or Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Funds and other shareholders and may preclude the shareholder from making further purchases or exchanges of Shares. No matter how the Funds define their limits on frequent trading of Shares, other purchases and sales of Shares may have adverse effects on the management of a Fund’s portfolio and its performance.

The Funds’ frequent trading restrictions do not apply to purchases and sales of Shares of MTB Group of Funds (“Underlying Funds”) by the MTB Managed Allocation Funds. The MTB Managed Allocation Funds impose the same frequent trading restrictions as the Underlying Funds at their shareholder level. In addition, allocation changes of the investing MTB Managed Allocation Fund are monitored, and the managers of the Underlying Fund must determine that there is no material adverse impact on the Underlying Fund or its shareholders. The intent of this exception is to allow managers of the MTB Managed Allocation Funds to accommodate cash flows that result from non-abusive trading in the MTB Managed Allocation Funds, and to reallocate portfolio investments of MTB Managed Allocation Funds among various Underlying Funds in accordance with the investment objectives of the MTB Managed Allocation Funds, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nevertheless, as with any trading in Fund Shares, purchases and redemptions of Underlying Fund Shares by the MTB Managed Allocation Funds could adversely affect the management of the Underlying Fund’s portfolio and its performance.


The Funds’ objective is that their restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Funds anticipate that limitations on their ability to identify trading activity to specific shareholders, particularly where shares are held through financial intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.


The Adviser will provide to the Funds’ Board a quarterly report of all potential occurrences which were detected during the preceding quarter, and a description of any action taken with respect thereto.

Account and Share Information

Corporate Resolutions

Corporations and certain other organizations are required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organization.

Confirmations And Account Statements

You will receive written confirmation of purchases, redemptions and exchanges (except systematic transactions). Shareholders also will receive quarterly statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

Retirement Investments

Shares of the Funds can be purchased as an investment for retirement plans or IRA accounts. You may be subject to an annual IRA account fee. Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund and Virginia Municipal Bond Fund are generally not appropriate for retirement plans or IRA accounts. For further details, contact MTB Funds and consult a tax advisor.

Distribution Of Fund Shares

Edgewood Services, Inc. (Distributor), whose address is 5800 Corporate Drive, Pittsburgh, PA 15237, serves as the Distributor of the Funds offered by this Prospectus. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

The Fund’s Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through a financial intermediary that has an agreement with the Distributor. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to financial intermediaries. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to financial intermediaries for marketing and servicing Shares. Financial intermediaries include the Advisor and its affiliates. You should consult your financial intermediary to determine what types of compensation it may receive for selling Fund Shares.

From time to time in its sole discretion, the Distributor may institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other sources available to it, including amounts made available by the Distributor’s affiliate (Federated Services Company), and the Advisor and its affiliates out of their reasonable profits and other resources. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

Rule 12b-1 Plans

The Funds have adopted a Rule 12b-1 Plan on behalf of Class A Shares, Class B Shares and Class C Shares offered by this prospectus, which allows them to pay distribution fees to financial intermediaries (which may be paid through the Distributor) at an annual rate of up to 0.25% of the average daily net assets of the Funds for Class A Shares and up to 0.75% of the average daily net assets of the Funds for Class B Shares and Class C Shares, for the sale, distribution, administration, customer servicing and recordkeeping of these Shares. These fees may be paid to the Distributor, the Advisor and their affiliates. In the case of Class B Shares and Class C Shares, the Plan may also be used to compensate the Distributor, the Advisor, a sub-advisor, their affiliates or financial intermediaries for commissions advanced on the sale of those Shares. The Funds may waive or reduce the maximum amount of Rule 12b-1 fees they pay from time to time in their sole discretion. In addition, a financial intermediary (including the Distributor, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they may be entitled. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

Shareholder Services Plans

The Funds have adopted a Shareholder Services Plan on behalf of Class A Shares, Class B Shares, and Class C Shares, which is administered by Federated Services Company to pay service fees to financial intermediaries (which may include the Distributor, the Advisor or their affiliates) for providing services to the Funds and their shareholders and maintaining shareholders accounts. M&T Securities, Inc. (M&T Securities) has entered into a shareholder services agreement with Federated Services Company under which it is entitled to receive a shareholder services fee for acting as shareholder servicing agent for the Funds, including providing shareholder assistance, and communicating or facilitating purchases and redemptions of Shares.

Additional Payments to Financial Intermediaries

The Distributor and its affiliates (including Federated Services Company) may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries (which may include the Advisor and its affiliates) to support the sale of Shares or provide services to Fund shareholders. The Advisor and its affiliates may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries (including the Distributor and Federated Services Company) to support the sale of Shares or provide services to the Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell Shares of the Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder service fee arrangement. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor, their affiliates, or the Fund and any services the financial intermediary provides. The SAI contains additional information on the types of additional payments that may be paid.

Dividends and Capital Gains

FUND	Dividends Declared/ Dividends Paid

International Equity Fund, Large Cap Growth Fund,
Large Cap Stock Fund, Managed Allocation Fund-Aggressive Growth
Managed Allocation Fund-Moderate Growth, Mid Cap Growth Fund,
Mid Cap Stock Fund, Multi Cap Growth Fund,
Small Cap Growth Fund, Small Cap Stock Fund

Annually/Annually

Balanced Fund, Equity Index Fund, Large Cap Value Fund, Managed Allocation Fund-Conservative Growth	Quarterly/Quarterly

Equity Income Fund	Monthly/Monthly

Income Fund, Intermediate-Term Bond Fund,
Maryland Municipal Bond Fund, Pennsylvania Municipal
Bond Fund, New York Municipal Bond Fund,
Short Duration Government Bond Fund, Short-Term
Corporate Bond Fund, U.S. Government Bond Fund,
Virginia Municipal Bond Fund

Daily/Monthly

Only shareholders of a Fund on the record date are entitled to receive payments of dividends and/or capital gains.


In addition, each Fund intends to pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If the Funds receive returned mail from the address to which cash distributions are being mailed, a second attempt will be made to deliver the proceeds. After a second postal return, your account will be coded to reinvest all future distributions until such time that a correct address is provided.


If you purchase Shares just before a Fund declares a dividend (other than a Fund that declares dividends daily) or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain.

Tax Information

The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Tax information will be mailed to you on or before January 31 each year. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.

The Funds’ distributions are expected to be as follows:

FUND	Distributions Are Expected To Be Primarily:

International Equity Fund, Multi Cap Growth Fund, Small Cap Growth Fund	Capital Gains

Balanced Fund, Equity Income Fund,
Equity Index Fund, Large Cap Growth Fund,
Large Cap Stock Fund, Large Cap Value Fund,
Managed Allocation Fund--Aggressive Growth,
Managed Allocation Fund--Conservative Growth,
Managed Allocation Fund--Moderate Growth,
Mid Cap Growth Fund, Mid Cap Stock Fund,
Small Cap Stock Fund

Dividends and Capital Gains

Income Fund, Intermediate-Term Bond Fund,
Maryland Municipal Bond Fund, New York
Municipal Bond Fund, Pennsylvania Municipal
Bond Fund, Short Duration Government Bond Fund,
Short-Term Corporate Bond Fund, U.S. Government
Bond Fund, Virginia Municipal Bond Fund

Dividends

It is anticipated that distributions for New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and Virginia Municipal Bond Fund will be primarily dividends that are exempt from federal income tax, although a portion of each Fund’s dividends may not be exempt. Dividends may be subject to state and local taxes, although each of these Funds’ dividends will be exempt from New York, Pennsylvania, Maryland, or Virginia state personal income tax to the extent that they are derived from interest on obligations exempt from New York, Pennsylvania, Maryland, or Virginia personal income taxes, respectively.

Redemptions and exchanges are taxable sales. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Please consult your tax advisor regarding your federal, state, and local tax liability.

Portfolio Holdings Information

Information concerning each Fund’s portfolio holdings is available in the “Funds & Performance” section of the MTB Group of Funds website at www.mtbfunds.com. A complete listing of each Fund’s portfolio holdings as of the end of each month is posted on the website approximately 60 days after the end of the month and remains there until it is replaced with information for the next month. You may access this from the “Funds & Performance” page: click on “Fund Holdings,” choose from the menu of “Equity Fund Holdings,” “Fixed Income Holdings,” or “Money Market Fund Holdings,” and select the name of the Fund from the appropriate menu.

Summary portfolio composition information as of the close of each quarter is posted on the website approximately 30 days after the end of the quarter and remains there until replaced by the information for the succeeding quarter. The summary portfolio composition information may include the following types of information, but is subject to change:

  For Stock Funds, Bond Funds and Balanced Fund, identification of the Fund’s top ten holdings;
  For Stock Funds, Bond Funds, Balanced Fund, and Money Market Funds, percentage breakdowns of the portfolio holdings by sector, credit quality, and/or country, as applicable:
  For each Managed Allocation Fund, percentage
  breakdowns of the portfolio by underlying
  MTB Fund investment.

You may access this from the “Funds & Performance” page: click on “Class A, B and C Funds Quarterly Fact Sheets,” and select the appropriate link opposite the name of the Fund. You may also access a complete set of these monthly/quarterly fact sheets by clicking on “Prospectus and Fund Guide” and selecting “Retail Fund Guide.”

In addition, each Fund’s annual and semiannual reports contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. You may access this from the “Funds & Performance” page: click on “Prospectus & Fund Guide” and select the desired report from the following options: “Semi-Annual Report Money Market Funds,” “Semi-Annual Report Fluctuating Funds” or “Annual Report.” Each Fund prepares a report on Form N-Q of its portfolio holdings as of the end of the Fund’s first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. Each of these fiscal quarter reports containing complete listings of the Fund’s portfolio holdings is filed with the SEC within 60 days of the end of the reporting period at the SEC’s website at www.sec.gov and is posted on the Funds’ website at www.mtbfunds.com.

Who Manages The Funds?

The Board of Trustees (the Board) governs the Funds. The Board selects and oversees the Advisor, MTB Investment Advisors, Inc. (“MTBIA”), a subsidiary of M&T Bank. The Advisor manages each Fund’s assets, including buying and selling portfolio securities. The Advisor’s address is 100 E. Pratt Street, 17th Floor, Baltimore, MD 21202.


M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1892 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State, Pennsylvania, Maryland and parts of Virginia, West Virginia, the District of Columbia and Delaware. As of June 30, 2007, M&T Bank Corporation had over $57.8 billion in assets. MTBIA and entities affiliated with MTBIA or its predecessors have served as investment advisor to MTB Funds since 1988 and, as of June 30, 2007, it managed approximately $13.3 billion in assets. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.


For its services under an Advisory Contract, the Advisor receives an annual Advisory Fee from each Fund, equal to a percentage of each Fund’s average daily net assets as follows:

FUND	Advisory Fee

Balanced Fund	0.65%

Equity Income Fund	0.70%

Equity Index Fund	0.20%

Income Fund	0.60%

Intermediate-Term Bond Fund	0.70%

International Equity Fund	1.00%

Large Cap Growth Fund	0.85%

Large Cap Stock Fund	0.85%

Large Cap Value Fund	0.70%

Managed Allocation Funds	0.25%

Maryland Municipal Bond Fund	0.70%

Mid Cap Growth Fund	0.85%

Mid Cap Stock Fund	0.85%

Multi Cap Growth Fund	0.70%

New York Municipal Bond Fund	0.70%

Pennsylvania Municipal Bond Fund	0.70%

Short Duration Government Bond Fund	0.60%

Short-Term Corporate Bond Fund	0.70%

Small Cap Growth Fund	0.85%

Small Cap Stock Fund	0.85%

U.S. Government Bond Fund	0.70%

Virginia Municipal Bond Fund	0.70%

The Advisor may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

In addition to the investment management services provided by MTBIA, MTBIA’s affiliate M&T Securities, Inc. provides administrative services to the Funds and is entitled to receive a maximum fee of 0.04% of the Funds’ average daily net assets for such administrative services. M&T Securities, Inc. and its affiliates also may receive up to 0.25% of the Funds’ average daily net assets for shareholder services under the Shareholder Services Plan described in “Shareholder Services Plans” and up to 0.25% of average daily net assets of the Funds’ Class A Shares or 0.75% of average daily net assets of the Funds’ Class B Shares and Class C Shares for distribution services provided to the Funds under the Rule 12b-1 Plan described in “Rule 12b-1 Plans.”


A discussion of the Board’s review of the Funds’ investment advisory contracts is available in the Funds’ Semi-Annual Shareholder Reports dated October 31, 2006.


Sub-Advisors

Pursuant to an exemptive order from the Securities and Exchange Commission, the Advisor (subject to the approval of the Board) may select and replace sub-advisors and amend Sub-Advisory agreements between the Advisor and the sub-advisors without obtaining shareholder approval. The foregoing applies to all Funds except the three Managed Allocation Funds.

The Advisor has entered into Sub-Advisory agreements with the following sub-advisors to manage the Funds indicated, subject to supervision of the Advisor and the Board, and in accordance with the investment objective and restrictions of the respective Funds. For their services, each sub-advisor receives a fee based upon a percentage of their respective Fund’s average daily net assets, which is paid by the Advisor and not by the Fund.


LSV Asset Management (LSV) sub-advises the value equity portions of International Equity Fund, Small Cap Stock Fund and Mid Cap Stock Fund. LSV is an active quantitative value equity money manager. As of June 30, 2007, LSV oversaw approximately $79.2 billion of client assets in equity portfolios for a variety of institutional investors including retirement plans, endowments, foundations, corporations and mutual fund sponsors. LSV’s team of portfolio managers, who are supported by a team of quantitative analysts, manages the value equity portions of International Equity Fund, Small Cap Stock Fund and Mid Cap Stock Fund. The role of the portfolio management team includes making buy, sell and hold decisions, quantitative modeling, research, portfolio risk management and programming. The team conducts ongoing research relating to management of the value equity portions of the Funds.


LSV INTERNATIONAL EQUITY VALUE COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of certain international equity value accounts managed by LSV Asset Management (LSV). The LSV International Equity Value composite is composed of all fee paying accounts under discretionary management by LSV in LSV’s international equity value investment strategy that have investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB International Equity Fund for which LSV is the subadviser. LSV has prepared the gross performance data for the composite shown in the table in compliance with the Global Investment Performance Standards (GIPS®). GIPS® has not been involved in the preparation or review of this report. The GIPS® method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB International Equity Fund in their analysis of the historical experience of LSV in managing all international equity value portfolios with investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB International Equity Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Class A Shares and Class B Shares of MTB International Equity Fund for the fiscal year ended April 30, 2007 were used. In addition, for the Average Annual Total Return Tables, the composite is presented net of the maximum sales charge that applies to the Class A Shares and Class B Shares, respectively.


The historical performance of the LSV International Equity Value composite is not that of any of the MTB Funds, including MTB International Equity Fund, and is not necessarily indicative of any Fund’s future results. MTB International Equity Fund commenced operations on February 9, 1999, and LSV commenced managing the value style portion of the MTB International Equity Fund on October 25, 2005. The actual performance of the value style portion of the MTB International Equity Fund (which is not presented in this prospectus) may vary significantly from the past performance of the composite. Moreover, MTB International Equity Fund’s actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i) MTB International Equity Fund’s actual performance for the period since October 25, 2005 reflects a combination of the performance of the value style portion of the Fund, managed by LSV, with that of the core and growth style portions of the Fund (which are managed by other subadvisers); and (ii) the Fund’s actual performance for the period prior to October 25, 2005 reflects a single unitary investment style by a single subadviser. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely impact the fund’s performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and by the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse effect on the performance results of the composite.


LSV INTERNATIONAL EQUITY VALUE COMPOSITE PERFORMANCE

Average Annual Total Return for the Periods Ended December 31, 2006:


International Equity Value Composite*	1 Year	3 Years	5 Years	Since Inception January 1, 1998

Composite net of all Class A Shares operating expenses and maximum sales load	22.02%	20.52%	20.48%	13.11%

Composite net of all Class B Shares operating expenses and maximum sales load	23.46%	21.50%	21.03%	13.23%

Composite gross of all operating expenses and sales loads	31.49%	25.06%	24.09%	15.93%

Morgan Stanley Capital International - Europe, Australia, Far East Index® (MSCI EAFE)	26.34%	19.93%	14.98%	8.39%

Morgan Stanley Capital International - Europe, Australia, Far East Value Index® (MSCI EAFE Value)	30.38%	22.64%	17.65%	11.20%


Calendar Year Total Return for the Years Ended December 31:


	1998	1999	2000	2001	2002	2003	2004	2005	2006

Composite net of all Class A Shares operating expenses	6.73%	10.66%	(5.53)%	(14.85)%	(4.30)%	35.16%	19.91%	6.83%	22.02%

Composite net of all Class B Shares operating expenses	7.39%	11.53%	(5.53)%	(15.35)%	(4.24)%	37.33%	21.27%	7.43%	23.46%

Composite gross of all operating expenses	15.10%	19.33%	1.89%	(8.14)%	3.22%	45.70%	29.28%	15.07%	31.49%

Morgan Stanley Capital International - Europe, Australia, Far East Index® (MSCI EAFE)	19.94%	27.02%	(14.17)%	(21.44)%	(15.94)%	38.59%	20.25%	13.54%	26.34%

Morgan Stanley Capital International - Europe, Australia, Far East Value Index® (MSCI EAFE Value)	17.69%	24.15%	(3.17)%	(18.52)%	(15.91)%	45.30%	24.33%	13.80%	30.38%


Because voluntary fee waivers limit the MTB International Equity Fund Class A Shares and Class B Shares total operating expenses actually paid to 1.54% and 2.29%, respectively, the performance of the composite net of advisory fees and expenses after giving effect to the voluntary fee waivers would have been:


Average Annual Total Return for the Periods Ended December 31, 2006:


International Equity Value Composite*	1 Year	3 Years	5 Years	Since Inception January 1, 1998

Composite net of all Class A Shares operating expenses and maximum sales load	22.40%	20.88%	20.85%	13.46%

Composite net of all Class B Shares operating expenses and maximum sales load	23.57%	21.61%	21.14%	13.33%


Calendar Year Total Return for the Years Ended December 31:


	1998	1999	2000	2001	2002	2003	2004	2005	2006

Composite net of all Class A Shares operating expenses	7.06%	11.00%	(5.24)%	(14.58)%	(4.00)%	35.57%	20.27%	7.16%	22.40%

Composite net of all Class B Shares operating expenses	7.50%	11.64%	(5.43)%	(15.26)%	(4.14)%	37.47%	21.39%	7.54%	23.57%


* This is not the performance of MTB International Equity Fund. The International Equity Value composite includes all fee paying discretionary accounts managed by LSV in LSV’s international equity value investment strategy which have investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB International Equity Fund. As of December 31, 2006, the International Equity Value composite was composed of 115 accounts totaling approximately $24.7 billion.


LSV ASSET MANAGEMENT MID CAP VALUE COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of certain mid cap value accounts managed by LSV Asset Management (“LSV”). The LSV Mid Cap Value composite is composed of all fee paying accounts under discretionary management by LSV in LSV’s mid cap value investment strategy that have investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB Mid Cap Stock Fund, for which LSV is the subadviser. LSV has prepared the gross performance data for the composite shown in the table in compliance with the Global Investment Performance Standards (GIPS®). GIPS® has not been involved in the preparation or review of this report. The GIPS® method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB Mid Cap Stock Fund in their analysis of the historical experience of LSV in managing all mid cap value portfolios with investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB Mid Cap Stock Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Class A Shares and Class B Shares of MTB Mid Cap Stock Fund for the fiscal year ended April 30, 2007 were used. In addition, for the Average Annual Total Return Tables, the composite is presented net of the maximum sales charge that applies to the Class A Shares and Class B Shares, respectively.

The historical performance of the LSV Mid Cap Value composite is not that of any of the MTB Funds, including MTB Mid Cap Stock Fund, and is not necessarily indicative of any Fund’s future results. MTB Mid Cap Stock Fund commenced operations on July 1, 1994, and LSV commenced managing the value style portion of the MTB Mid Cap Stock Fund on December 8, 2004. The actual performance of the value style portion of the MTB Mid Cap Stock Fund (which is not presented in this prospectus) may vary significantly from the past performance of the composite. Moreover, MTB Mid Cap Stock Fund’s actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i) MTB Mid Cap Stock Fund’s actual performance for the period since December 8, 2004 reflects both the performance of the value style portion of the Fund, as well as the performance of the growth style portion of the Fund (which is managed by MTBIA); and (ii) the Fund’s actual performance for the period prior to December 8, 2004 was managed in a single unitary investment style by a single adviser. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely impact the fund’s performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse effect on the performance results of the composite.

LSV MID CAP VALUE COMPOSITE PERFORMANCE

Average Annual Total Return for the Periods Ended December 31, 2006:


Mid Cap Value Composite*	1 Year	3 Years	5 Years	Since Inception September 1, 1997

Composite net of all Class A Shares operating expenses and maximum sales load	19.26%	18.64%	17.70%	13.91%

Composite net of all Class B Shares operating expenses and maximum sales load	11.04%	14.70%	14.65%	11.54%

Composite gross of all operating expenses and sales loads	19.26%	18.64%	17.70%	13.91%

Russell Mid Cap Value Index	20.22%	18.77%	15.88%	12.32%


Calendar Year Total Return for the Years Ended December 31:


	1997**	1998	1999	2000	2001	2002	2003	2004	2005	2006

Composite net of all Class A Shares operating expenses	4.09%	(5.82)%	(13.30)%	15.60%	6.81%	(11.23)%	31.79%	15.72%	4.74%	19.26%

Composite net of all Class B Shares operating expenses	N/A	(5.83)%	(13.72)%	16.73%	7.47%	(11.53)%	33.78%	16.85%	5.22%	11.04%

Composite gross of all operating expenses	10.74%	1.29%	(6.75)%	24.30%	14.85%	(4.52)%	41.68%	24.42%	12.53%	19.26%

Russell Mid Cap Value Index	24.37%	5.08%	(0.11)%	19.18%	2.33%	(9.64)%	38.07%	23.71%	12.65%	20.22%


Because the adviser voluntarily agreed to limit the MTB Mid Cap Stock Fund Class A Shares and Class B Shares total operating expenses to 1.15% and 2.03%, respectively, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:


Average Annual Total Return for the Periods Ended December 31, 2006:


Mid Cap Value Composite*	1 Year	3 Years	5 Years	Since Inception September 1, 1997

Composite net of all Class A Shares operating expenses and maximum sales load	11.43%	15.11%	15.06%	11.94%

Composite net of all Class B Shares operating expenses and maximum sales load	11.90%	15.54%	15.14%	11.64%


Calendar Year Total Return for the Years Ended December 31:


	1997**	1998	1999	2000	2001	2002	2003	2004	2005	2006

Composite net of all Class A Shares operating expenses	4.24%	(5.41)%	(12.93)%	16.09%	7.27%	(10.84)%	32.34%	16.21%	5.15%	11.43%

Composite net of all Class B Shares expenses	N/A	(5.74)%	(13.64)%	16.84%	7.57%	(11.45)%	33.91%	16.96%	5.28%	11.90%


* This is not the performance of MTB Mid Cap Stock Fund. The Mid Cap Value composite includes all fee paying discretionary accounts managed by LSV in LSV’s mid cap value investment strategy which have investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB Mid Cap Stock Fund. As of December 31, 2006, the Mid Cap Value composite was composed of 28 accounts totaling approximately $2.5 billion.


** For the period September 1, 1997 to December 31, 1997.

LSV ASSET MANAGEMENT SMALL CAP VALUE COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of certain small cap value accounts managed by LSV Asset Management (“LSV”). The LSV Small Cap Value composite is composed of all fee paying accounts under discretionary management by LSV in LSV’s small cap value investment strategy that have investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB Small Cap Stock Fund, for which LSV is the subadviser. LSV has prepared the gross performance data for the composite shown in the table in compliance with the Global Investment Performance Standards (GIPS®). GIPS® has not been involved in the preparation or review of this report. The GIPS® method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB Small Cap Stock Fund in their analysis of the historical experience of LSV in managing all small cap value portfolios with investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB Small Cap Stock Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Class A Shares and Class B Shares of MTB Small Cap Stock Fund for the fiscal year ended April 30, 2007 were used. In addition, for the Average Annual Total Return Tables, the composite is presented net of the maximum sales charge that applies to the Class A Shares and Class B Shares, respectively.

The historical performance of the LSV Small Cap Value composite is not that of any of the MTB Funds, including MTB Small Cap Stock Fund, and is not necessarily indicative of any Fund’s future results. MTB Small Cap Stock Fund commenced operations on July 1, 1994, and LSV commenced managing the value style portion of the MTB Small Cap Stock Fund on June 30, 2001. The actual performance of the value style portion of the MTB Small Cap Stock Fund (which is not presented in this prospectus) may vary significantly from the past performance of the composite. Moreover, MTB Small Cap Stock Fund’s actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i) MTB Small Cap Stock Fund’s actual performance for the period since June 30, 2001 reflects both the performance of the value style portion of the Fund, as well as the performance of the growth style portion of the Fund (which is managed by another subadviser); and (ii) the Fund’s actual performance for the period prior to June 30, 2001 was managed in a single unitary investment style by a single adviser. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely impact the fund’s performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse effect on the performance results of the composite.

LSV SMALL CAP VALUE COMPOSITE PERFORMANCE

Average Annual Total Return for the Periods Ended December 31, 2006:


Small Cap Value Composite*	1 Year	3 Years	5 Years	Since Inception February 1, 1997

Composite net of all Class A Shares operating expenses and maximum sales load	11.39%	11.87%	16.20%	14.10%

Composite net of all Class B Shares operating expenses and maximum sales load	12.29%	12.65%	15.41%	14.18%

Composite gross of all operating expenses and sales loads	19.68%	15.75%	17.98%	16.51%

Russell 2000 Value Index	23.48%	16.48%	15.37%	13.22%


Calendar Year Total Return for the Years Ended December 31:


	1997**	1998	1999	2000	2001	2002	2003	2004	2005	2006

Composite net of all Class A Shares operating expenses	28.49%	(6.98)%	(11.81)%	(18.15)%	(11.68)%	(7.61)%	38.21%	13.71%	(1.30)%	11.39%

Composite net of all Class B Shares operating expenses	N/A	(7.05)%	(12.14)%	19.41%	12.60%	(7.73)%	40.55%	14.74%	(1.07)%	12.29%

Composite gross of all operating expenses	37.86%	(0.02)%	(5.21)%	26.94%	20.00%	(0.71)%	48.47%	22.18%	6.06%	19.68%

Russell 2000 Value Index	31.78%	(6.45)%	(1.49)%	22.83%	14.02%	(11.43)%	46.03%	22.25%	4.71%	23.48%


Because the adviser voluntarily agreed to limit the MTB Small Cap Stock Fund Class A Shares and Class B Shares total operating expenses to 1.30% and 2.03%, respectively, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:


Average Annual Total Return for the Periods Ended December 31, 2006:


Small Cap Value Composite*	1 Year	3 Years	5 Years	Since Inception February 1, 1997

Composite net of all Class A Shares operating expenses and maximum sales load	11.65%	12.14%	15.17%	14.37%

Composite net of all Class B Shares operating expenses and maximum sales load	12.30%	12.67%	15.42%	14.19%


Calendar Year Total Return for the Years Ended December 31:


	1997**	1998	1999	2000	2001	2002	2003	2004	2005	2006

Composite net of all Class A Shares operating expenses	28.78%	(6.74)%	(11.58)%	18.44%	11.96%	(7.38)%	38.55%	13.99%	(1.06)%	11.65%

Composite net of all Class B Shares expenses	N/A	(7.03)%	(12.12)%	19.44%	12.62%	(7.71)%	40.58%	14.76%	(1.06)%	12.30%


* This is not the performance of MTB Small Cap Stock Fund. The Small Cap Value composite includes all fee paying discretionary accounts managed by LSV in LSV’s small cap value investment strategy which have investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB Small Cap Stock Fund. As of December 31, 2006, the Small Cap Value composite was composed of 33 accounts totaling approximately $2.6 billion.


** For the period from February 1, 1997 to December 31, 1997.


SSgA Funds Management, Inc. (SSgA FM) sub-advises the core style portion of the MTB International Equity Fund. SSgA FM is a subsidiary of State Street Corporation and is located at One Lincoln Street, Boston, Massachusetts 02111-2900. As of June 30, 2007, SSgA FM managed approximately $149 billion in assets and, together with its affiliates, which comprise State Street Global Advisors (“SSgA”), the investment management business of State Street Corporation, managed approximately $1.9 trillion in assets. SSgA FM makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales.


SSgA INTERNATIONAL ALPHA COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of certain international equity core accounts managed by State Street Global Advisors (SSgA), an affiliate of SSgA Funds Management, Inc. (SSgA FM), which serves as the subadviser to the core style portion of the MTB International Equity Fund. The performance information provided is not the performance of SSgA FM, but the performance of its affiliate, SSgA. The portfolio managers for the accounts/ funds in the composite are dual employees of SSgA and SSgA FM and as a result, manage all client accounts, regardless of account type, in this strategy for both advisors. The performance of SSgA, rather than SSgA FM, is being shown because SSgA FM does not have sufficient performance history in this investment strategy. The SSgA International Alpha composite is composed of all fee paying accounts under discretionary management by SSgA in SSgA’s international equity core investment strategy that have investment objectives, policies and strategies substantially similar to those of the core style portion of the MTB International Equity Fund, for which SSgA is the subadviser. SSgA has prepared the gross performance data for the composite shown in the table in compliance Global Investment Performance Standards (GIPS®). GIPS® has not been involved in the preparation or review of this report. The GIPS® method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table do not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB International Equity Fund in their analysis of the historical experience of SSgA in managing all international equity core portfolios with investment objectives, policies and strategies substantially similar to those of the core style portion of the MTB International Equity Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Class A Shares and Class B Shares of MTB International Equity Fund for the fiscal year ended April 30, 2007 were used. In addition, for the Average Annual Total Return Tables, the composite is presented net of the maximum sales charge that applies to the Class A Shares and Class B Shares, respectively.

The historical performance of the SSgA International Alpha composite is not that of any of the MTB Funds, including MTB International Equity Fund, and is not necessarily indicative of any Fund’s future results. MTB International Equity Fund commenced operations on February 9, 1999, and SSgA FM commenced managing the core style portion of the MTB International Equity Fund on October 25, 2005. The actual performance of the core style portion of the MTB International Equity Fund (which is not presented in this prospectus) may vary significantly from the past performance of the composite. Moreover, MTB International Equity Fund’s actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i) MTB International Equity Fund’s actual performance for the period since October 25, 2005 reflects a combination of the performance of the core style portion of the Fund, managed by SSgA FM, with that of the growth and value style portions of the Fund (which are managed by other subadvisers); and (ii) the Fund’s actual performance for the period prior to October 25, 2005 reflects a single unitary investment style by a single subadviser. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely impact the fund’s performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse effect on the performance results of the composite.

SSgA INTERNATIONAL ALPHA COMPOSITE PERFORMANCE

Average Annual Total Return for the Periods Ended December 31, 2006:


International Alpha Composite*	1 Year	3 Years	5 Years	Since Inception January 1, 1998

Composite net of all Class A Shares operating expenses and maximum sales load	19.08%	17.98%	14.61%	8.25%

Composite net of all Class B Shares operating expenses and maximum sales load	20.36%	18.90%	15.08%	8.36%

Composite gross of all operating expenses and sales loads	28.32%	22.44%	18.05%	10.96%

Morgan Stanley Capital International - Europe, Australia, Far East Index® (MSCI EAFE)	26.34%	19.93%	14.98%	8.39%


Calendar Year Total Return for the Years Ended December 31:


	1998	1999	2000	2001	2002	2003	2004	2005	2006

Composite net of all Class A Shares operating expenses	9.44%	19.03%	(18.18)%	(22.93)%	(18.58)%	31.90%	14.96%	7.14%	19.08%

Composite net of all Class B Shares operating expenses	10.24%	20.34%	(18.86)%	(23.86)%	(19.27)%	33.90%	16.05%	7.75%	20.36%

Composite gross of all operating expenses	18.01%	28.34%	(11.73)%	(16.84)%	(12.15)%	42.19%	23.94%	15.40%	28.32%

Morgan Stanley Capital International - Europe, Australia, Far East Index® (MSCI EAFE)	19.94%	27.02%	(14.17)%	(21.44)%	(15.94)%	38.59%	20.25%	13.54%	26.34%


Because voluntary fee waivers limit the MTB International Equity Fund Class A Shares and Class B Shares total operating expenses actually paid to 1.54% and 2.29%, respectively, the performance of the composite net of advisory fees and expenses after giving effect to the voluntary fee waivers would have been:


Average Annual Total Return for the Periods Ended December 31, 2006:


International Alpha Composite*	1 Year	3 Years	5 Years	Since Inception January 1, 1998

Composite net of all Class A Shares operating expenses and maximum sales load	(6.95)%	8.89%	9.36%	5.62%

Composite net of all Class B Shares operating expenses and maximum sales load	(7.27)%	9.31%	9.51%	5.49%


Calendar Year Total Return for the Years Ended December 31:


	1998	1999	2000	2001	2002	2003	2004	2005	2006

Composite net of all Class A Shares operating expenses	9.78%	19.39%	(17.93)%	(22.68)%	(18.32)%	32.30%	15.31%	7.47%	(6.95)%

Composite net of all Class B Shares operating expenses	10.36%	20.46%	(18.77)%	(23.77)%	(19.19)%	34.04%	16.17%	7.86%	(7.27)%


* This is not the performance of MTB International Equity Fund. The International Alpha composite includes all fee paying discretionary accounts managed by SSgA in SSgA’s international equity core investment strategy which have investment objectives, policies and strategies substantially similar to those of the core style portion of the MTB International Equity Fund. As of December 31, 2006, the International Alpha composite was composed of 11 accounts totaling approximately $5.6 billion.


Effective November 1, 2006, Copper Rock Capital Partners, LLC (Copper Rock) sub-advises the growth equity portion of MTB Small Cap Stock Fund. Copper Rock was formed and began operations in February 2005 and its principal business address is 200 Clarendon Street, 52nd Floor, Boston, Massachusetts 02116. Copper Rock is a 60% indirect subsidiary of Old Mutual plc, a financial services company headquartered in London, England. As of June 30, 2007, Copper Rock managed approximately $2.4 billion in assets. Copper Rock has had past experience managing mutual funds. Copper Rock manages the growth equity portion of Small Cap Stock Fund, makes decisions with respect to and place orders for all purchases and sales of the growth equity securities, and maintains the records relating to such purchases and sales.


NWQ Investment Management Company LLC (NWQ) sub-advises Large Cap Value Fund. NWQ is a registered investment advisor that was founded in 1982 and most recently reorganized in August 2002 as a Delaware limited liability company. NWQ is a majority-owned subsidiary of Nuveen Investments, Inc. NWQ’s principal business address is 2049 Century Park East, 16th Floor, Los Angeles, California 90067. As of June 30, 2007, NWQ managed approximately $38.6 billion in assets. NWQ has had past experience managing mutual funds. NWQ manages Large Cap Value Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales.


NWQ LARGE CAP VALUE COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of certain large cap value accounts managed by NWQ, which serves as the subadviser to the MTB Large Cap Value Fund. The NWQ Large Cap Value composite is composed of all fee paying accounts under discretionary management by NWQ that have large cap value investment objectives, policies and strategies substantially similar to those of the MTB Large Cap Value Fund. NWQ has prepared the gross performance data for the composite shown in the table in compliance with the Global Investment Performance Standards (GIPS®). GIPS® has not been involved in the preparation or review of this report. The gross performance data was calculated on an asset-weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs and custodial fees, without provision for federal and state income taxes, if any. The GIPS® method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB Large Cap Value Fund in their analysis of the historical experience of NWQ in managing all large cap value portfolios with investment objectives, policies and strategies substantially similar to those of the MTB Large Cap Value Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Class A Shares and Class B Shares of MTB Large Cap Value Fund for the fiscal year ended April 30, 2007 were used. In addition, for the Average Annual Total Return Tables, the composite is presented net of the maximum sales charge that applies to the Class A Shares and Class B Shares, respectively.

The historical performance of the NWQ Large Cap Value composite is not that of any of the MTB Funds, including MTB Large Cap Value Fund, and is not necessarily indicative of any Fund’s future results. MTB Large Cap Value Fund commenced operations on September 26, 1997, and NWQ commenced managing the MTB Large Cap Value Fund on December 8, 2004. The actual performance of the MTB Large Cap Value Fund (which is presented in this prospectus) may vary significantly from the past performance of the composite. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely impact the fund’s performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse effect on the performance results of the composite. The aggregate returns of the accounts comprising the composite may not reflect the returns of any particular account managed by NWQ.

NWQ LARGE CAP VALUE COMPOSITE PERFORMANCE

Average Annual Total Return for the Periods Ended December 31, 2006:


Large Cap Value Composite*	1 Year	3 Years	5 Years	10 Years

Composite net of all Class A Shares operating expenses and maximum sales load	11.21%	13.62%	10.82%	11.79%

Composite net of all Class B Shares operating expenses and maximum sales load	11.91%	14.26%	11.08%	11.68%

Composite gross of all operating expenses and sales loads	19.09%	17.18%	13.43%	13.78%

Standard & Poor’s 500/Citigroup Value Index	20.80%	13.94%	9.06%	9.28%


Calendar Year Total Return for the Years Ended December 31:


	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006

Composite net of all Class A Shares operating expenses	26.06%	1.44%	9.03%	3.19%	(5.70)%	(19.61)%	25.91%	12.34%	4.53%	11.21%

Composite net of all Class B Shares operating expenses	27.74%	1.81%	9.80%	3.66%	(5.71)%	(20.36)%	27.59%	13.29%	4.90%	11.91%

Composite gross of all operating expenses	35.31%	8.93%	17.06%	10.80%	1.27%	(13.65)%	35.17%	20.61%	12.01%	19.09%

Standard & Poor’s 500/Citigroup Value Index	29.98%	14.69%	12.73%	6.08%	(11.71)%	(20.85)%	31.79%	15.71%	6.22%	20.80%


Because the adviser voluntarily agreed to limit the MTB Large Cap Value Fund Class A Shares and Class B Shares total operating expenses to 0.93% and 1.88%, respectively, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:


Average Annual Total Return for the Periods Ended December 31, 2006:


Large Cap Value Composite	1 Year	3 Years	5 Years	10 Years

Composite net of all Class A Shares operating expenses and maximum sales load	11.52%	13.94%	11.13%	12.10%

Composite net of all Class B Shares operating expenses and maximum sales load	11.91%	14.26%	11.08%	11.68%


Calendar Year Total Return for the Years Ended December 31:


	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006

Composite net of all Class A Shares operating expenses	26.49%	1.79%	9.40%	3.55%	(5.37)%	(19.32)%	26.35%	12.73%	4.83%	11.52%

Composite net of all Class B Shares operating expenses	27.81%	1.86%	9.86%	3.71%	(5.66)%	(20.32)%	27.66%	13.35%	4.90%	11.91%


* This is not the performance of MTB Large Cap Value Fund. The Large Cap Value composite includes all fee paying discretionary accounts managed by the Managers which have large cap value investment objectives, policies and strategies substantially similar to those of the MTB Large Cap Value Fund. As of December 31, 2006, the Large Cap Value composite was composed of 204 accounts totaling approximately $5.5 billion.


DePrince, Race & Zollo, Inc. (DRZ) sub-advises Equity Income Fund. DRZ is a registered investment advisor formed in April 1995 and substantially owned by three principals, Gregory M. DePrince, John D. Race and Victor A. Zollo, Jr. DRZ’s principal business address is 250 Park Avenue South, Suite 250, Winter Park, FL 32789. As of June 30, 2007, DRZ managed approximately $5.7 billion in assets. DRZ has had past experience managing mutual funds. DRZ manages Equity Income Fund and the value equity component of Balanced Fund, makes decisions with respect to and places orders for all purchases and sales of portfolio securities with respect thereto, and maintains the records relating to such purchases and sales.


DEPRINCE, RACE & ZOLLO, INC. LARGE CAP VALUE COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of certain large cap value accounts managed by DePrince, Race & Zollo, Inc. (“DRZ”). The DRZ Large Cap Value composite is composed of all fee paying accounts under discretionary management by DRZ in DRZ’s large cap value investment strategy that have investment objectives, policies and strategies substantially similar to those of the MTB Equity Income Fund, for which DRZ is the subadviser. DRZ has calculated the gross performance data for the composite shown in the table on an asset-weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs and custodial fees, without provision for federal and state income taxes, if any. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB Equity Income Fund in their analysis of the historical experience of DRZ in managing all large cap value portfolios with investment objectives, policies and strategies substantially similar to those of the MTB Equity Income Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Class A Shares and Class B Shares of MTB Equity Income Fund for the fiscal year ended April 30, 2007 were used. In addition, for the Average Annual Total Return Tables, the composite is presented net of the maximum sales charge that applies to the Class A Shares and Class B Shares, respectively.

The historical performance of the DRZ Large Cap Value composite is not that of any of the MTB Funds, including MTB Equity Income Fund, and is not necessarily indicative of any Fund’s future results. MTB Equity Income Fund commenced operations on November 18, 1996, and DRZ commenced managing the MTB Equity Income Fund on December 8, 2004. The actual performance of the MTB Equity Income Fund (which is presented in this prospectus) may vary significantly from the past performance of the composite. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely impact the fund’s performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse effect on the performance results of the composite.

DRZ LARGE CAP VALUE COMPOSITE PERFORMANCE

Average Annual Total Return for the Periods Ended December 31, 2006:


Large Cap Value Composite*	1 Year	3 Years	5 Years	10 Years

Composite net of all Class A Shares operating expenses and maximum sales load	12.85%	11.56%	10.57%	10.34%

Composite net of all Class B Shares operating expenses and maximum sales load	13.83%	10.20%	9.75%	10.42%

Composite gross of all operating expenses and sales loads	21.23%	13.27%	12.26%	12.66%

Standard & Poor’s 500 Index	15.79%	10.44%	6.19%	8.42%


Calendar Year Total Return for the Years Ended December 31:


	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006

Composite net of all Class A Shares operating expenses	21.48%	(1.91)%	(4.74)%	7.27%	6.18%	(14.31)%	24.12%	6.77%	(2.68)%	12.85%

Composite net of all Class B Shares operating expenses	22.92%	(1.72)%	(4.70)%	7.95%	13.05%	(14.78)%	25.71%	7.42%	(2.53)%	13.83%

Composite gross of all operating expenses	30.45%	5.36%	2.33%	15.21%	14.04%	(7.94)%	33.29%	14.67%	4.53%	21.23%

Standard & Poor’s 500 Index	33.36%	28.58%	21.04%	(9.11)%	(11.88)%	(22.10)%	28.69%	10.87%	4.89%	15.79%


Because the adviser voluntarily agreed to limit the MTB Equity Income Fund Class A Shares and Class B Shares total operating expenses to 1.22% and 1.94%, respectively, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:


Average Annual Total Return for the Periods Ended December 31, 2006:


Large Cap Value Composite*	1 Year	3 Years	5 Years	10 Years

Composite net of all Class A Shares operating expenses and maximum sales load	(6.65)%	2.98%	5.52%	8.57%

Composite net of all Class B Shares operating expenses and maximum sales load	(6.92)%	3.26%	5.64%	8.41%


Calendar Year Total Return for the Years Ended December 31:


	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006

Composite net of all Class A Shares operating expenses	21.81%	(1.64)%	(4.47)%	7.57%	6.48%	(14.06)%	24.46%	7.06%	(2.42)%	(6.65)%

Composite net of all Class B Shares expenses	22.99%	(1.66)%	(4.64)%	8.02%	6.87%	(14.72)%	25.78%	7.49%	(2.47)%	(6.92)%


* This is not the performance of MTB Equity Income Fund. The Large Cap Value composite includes all fee paying discretionary accounts managed by DRZ in DRZ’s large cap value investment strategy which have investment objectives, policies and strategies substantially similar to those of the MTB Equity Income Fund. As of December 31, 2006, the Large Cap Value composite was composed of 113 accounts totaling approximately $4.1 billion.


Hansberger Global Investors, Inc. (HGI) sub-advises the growth equity component of the International Equity Fund. HGI is a wholly-owned subsidiary of Hansberger Group, Inc. It was founded in 1994 and its principal business address is 401 East Las Olas Blvd., Suite 1700, Fort Lauderdale, FL 33301. HGI is an indirect, majority-owned subsidiary of Natixis Global Asset Management, L.P., which, together with certain of HGI’s employees, owns 100% of Hansberger Group, Inc. Natixis Global Asset Management, L.P. is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis Global Asset Management is ultimately owned principally, directly and indirectly, by three large affiliated French financial services entities: Natixis (formerly Natexis Banques Populaires), an investment banking and financial services firm; the Caisse Nationale des Caisses d’Epargne, a financial institution owned by French regional savings banks known as the Caisses d’Epargne; and the Banque Federale des Banques Populaires. As of June 30, 2007, HGI managed approximately $10.8 billion in assets. HGI manages the growth equity component of International Equity Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales.


HGI TAX-EXEMPT INTERNATIONAL
GROWTH  EQUITY COMPOSITE
PERFORMANCE  INFORMATION

The following table presents past performance of a composite of certain international equity growth accounts managed by Hansberger Global Investors, Inc. (HGI), which serves as the subadvisor to the growth style portion of the MTB International Equity Fund. All returns are shown in US$ terms.


HGI is a registered investment advisor specializing in the management of global and international equity portfolios. The HGI Tax-Exempt International Growth Equity Composite consists of all fully discretionary portfolios, run by HGI’s Growth Team, that invest in equities of companies domiciled outside of the U.S. and that are invested without regard to tax consquences.1 To receive a complete list of the firm’s composites and/or a complete presentation that adheres to the GIPS standards, contact Marketing at Hansberger Global Investors, Inc., 401 East Las Olas Blvd, Ft. Lauderdale, FL 33301 or call 954-522-5150.


Hansberger Global Investors, Inc. claims compliance with the Global Investment Performance Standards (GIPS®).

For the period from July 1996 through December 1998 the track record presented here consists of portfolios managed by this same team while employed by Indago Capital Management in Toronto, Ontario, an affiliate of The Canada Life Assurance Company, an investment advisor not affiliated with Hansberger Global Investors, Inc.

Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB International Equity Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by Class A Shares and Class B Shares of MTB International Equity Fund for the fiscal year ended April 30, 2007 were used.


The historical performance of the HGI Tax-Exempt International Growth Equity Composite is not that of any MTB Funds, including the MTB International Equity Fund, and is not necessarily indicative of any Fund’s future results. MTB International Equity Fund commenced operations on February 9, 1999, and HGI commenced managing the growth style portion of the MTB International Equity Fund on October 25, 2005. The actual performance of the growth style portion of the MTB International Equity Fund (which is not presented in this prospectus) may vary significantly from past performance of the composite. Moreover, MTB International Equity Fund’s actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i) MTB International Equity Fund’s actual performance for the period since October 25, 2005, reflects a combination of the performance of the growth style portion of the Fund, managed by HGI, with that of the value and core style portions of the Fund (which are managed by other subadvisers); and (ii) the Fund’s actual performance for the period prior to October 25, 2005 reflects a single unitary investment style by a single subadvisor. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely impact the fund’s performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse effect on the performance results of the composite.


1 Since the MTB International Equity Fund is not tax-managed, HGI has advised that the Fund meets the “no tax burden” parameter of the composite.

HGI TAX EXEMPT INTERNATIONAL GROWTH EQUITY COMPOSITE PERFORMANCE

Average Annual Total Return for the Periods Ended December 31, 2006:


HGI Tax-Exempt International Growth Equity Composite*	1 Year	3 Years	5 Years	Since Inception July 31, 1996

Composite net of all Class A Shares operating expenses and maximum sales load	16.33%	17.14%	13.69%	10.03%

Composite net of all Class B Shares operating expenses and maximum sales load	17.46%	16.53%	13.09%	10.05%

Composite gross of all operating expenses and sales loads	25.36%	19.30%	15.79%	12.68%

Morgan Stanley Capital International All Country World Index Ex-US® (MSCI ACWI Ex-US)	27.16%	21.81%	16.87%	8.71%


Calendar Year Total Return for the Years Ended December 31:


	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006

Composite net of all Class A Shares operating expenses	(3.64)%	8.46%	43.29%	(9.81)%	24.12%	(19.14)%	30.33%	7.02%	8.97%	16.33%

Composite net of all Class B Shares operating expenses	5.35%	(3.54)%	9.21%	45.89%	(10.04)%	(25.11)%	(19.87)%	32.24%	7.69%	17.46%

Composite gross of all operating expenses	3.93%	16.97%	54.45%	(2.71)%	(18.13)%	(12.76)%	40.50%	15.40%	17.36%	25.36%

Morgan Stanley Capital International All Country World Index Ex-US® (MSCI ACWI Ex-US)	2.04%	14.46%	30.91%	(15.09)%	(19.50)%	(14.67)%	41.41%	21.36%	17.11%	27.16%


Because voluntary fee waivers limit the MTB International Equity Fund Class A Shares and Class B Shares total operating expenses to 1.54% and 2.29%, respectively, the performance of the composite net of advisory fees and expenses after giving effect to the voluntary fee waivers would have been:


Average Annual Total Return for the Periods Ended December 31, 2006:


HGI Tax-Exempt International Growth Equity Composite*	1 Year	3 Years	5 Years	Since Inception July 31, 1996

Composite net of all Class A Shares operating expenses and maximum sales load	16.69%	17.50%	12.75%	10.37%

Composite net of all Class B Shares operating expenses and maximum sales load	17.57%	16.63%	12.95%	10.15%


Calendar Year Total Return for the Years Ended December 31:


	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006

Composite net of all Class A Shares operating expenses	(3.34)%	8.80%	43.72%	(9.53)%	(23.88)%	(18.89)%	30.72%	7.35%	9.30%	16.69%

Composite net of all Class B Shares operating expenses	(3.44)%	9.32%	46.04%	(9.95)%	25.03%	(19.78)%	32.37%	7.80%	9.78%	17.57%


* This is not the performance of MTB International Equity Fund. The HGI Tax-Exempt International Growth Equity composite includes all fee paying discretionary accounts managed by HGI in HGI’s international equity growth investment strategy which have investment objectives, policies and strategies substantially similar to those of the growth style portion of the MTB International Equity Fund. As of December 31, 2006, the HGI Tax-Exempt International Growth Equity Composite was composed of 8 accounts totaling approximately $2.6 billion.


Portfolio Managers


FUND	Manager(s)

International Equity Fund

Puneet Mansharamani, CFA (LSV) (value portion)
Josef Lakonishok (LSV) (value portion)
Menno Vermeulen, CFA (LSV) (value portion)
Paul Moghtader, CFA (SSgA FM) (core portion)
Craig S. Scholl, CFA (SSgA FM) (core portion)
Thomas R. H. Tibbles, CFA (HGI) (growth portion)
Barry A. Lockhart, CFA (HGI) (growth portion)
Trevor Graham, CFA (HGI) (growth portion)
Patrick Tan (HGI) (growth portion)

Small Cap Growth Fund	James Thorne, Ph.D. Bradley A. Williams Steven Crain

Small Cap Stock Fund

Josef Lakonishok (LSV) (value portion)
Menno Vermeulen, CFA (LSV) (value portion)
Puneet Mansharamani, CFA (LSV) (value portion)
Tucker Walsh (Copper Rock) (growth portion)
Michael Malouf, CFA (Copper Rock) (growth portion)

Mid Cap Growth Fund	William F. Dwyer, CFA Mark Schultz, CFA

Mid Cap Stock Fund

Josef Lakonishok (LSV) (value portion)
Menno Vermeulen, CFA (LSV) (value portion)
Puneet Mansharamani, CFA (LSV) (value portion)
William F. Dwyer, CFA (growth portion)
Mark Schultz, CFA (growth portion)

Multi Cap Growth Fund	Allen J. Ashcroft, Jr. (large cap) Mark Schultz, CFA (mid cap) Willam F. Dwyer, CFA (mid cap) James Thorne, Ph.D. (small cap)

Large Cap Growth Fund	Allen J. Ashcroft, Jr.

Large Cap Stock Fund	William F. Dwyer, CFA Mark Schultz, CFA

Equity Index Fund	Peter C. Hastings, CFA Clarence W. Woods, Jr.

Large Cap Value Fund	Jon Bosse, CFA (NWQ) E.C. (Ted) Friedel, CFA (NWQ)

Equity Income Fund	Gregory M. DePrince, CFA (DRZ) Jill S. Lynch (DRZ)

Balanced Fund	Allen J. Ashcroft, Jr. (growth equity portion) James M. Hannan (fixed income portion) Gregory M. DePrince, CFA (DRZ) (value equity portion) Jill S. Lynch (DRZ) (value equity portion)

Managed Allocation Funds	Thomas R. Pierce, CFA Mark Stevenson, CFA

Intermediate-Term Bond Fund	Wilmer C. Stith III, CFA

Income Fund	James M. Hannan Wilmer C. Stith III, CFA

Short-Term Corporate Bond Fund	Wilmer C. Stith III, CFA

Maryland Municipal Bond Fund	Susan L. Schnaars, CFA, CPA

Pennsylvania Municipal Bond Fund	Susan L. Schnaars, CFA, CPA

New York Municipal Bond Fund	Mark Tompkins, CFA

Virginia Municipal Bond Fund	Susan L. Schnaars, CFA, CPA

U.S. Government Bond Fund	James M. Hannan Wilmer C. Stith III, CFA

Short Duration Government Bond Fund	James M. Hannan Robert J. Truesdell


Portfolio Manager Responsibilities

The following is information about how Funds with multiple Portfolio Managers allocate responsibilities for day-to-day management. Please see “Portfolio Manager Biographies” below for background information about Portfolio Managers for all Funds.


International Equity Fund - Josef Lakonishok, Menno Vermeulen and Puneet Mansharamani jointly manage the value portion of the International Equity Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings. Paul Moghtader and Craig Scholl jointly manage the core portion of the International Equity Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings. The growth portion of International Equity Fund is team managed. Thomas R. H. Tibbles, as team leader, has ultimate authority and veto power over all buy and sell decisions. All team members are responsible for research coverage which is assigned by global industry sectors, recommending stocks and recommending subsequent buy and sell decisions.


Small Cap Growth Fund - James Thorne, Ph.D., Bradley A. Williams and Steven Crain jointly manage the Small Cap Growth Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings.


Small Cap Stock Fund - Josef Lakonishok, Menno Vermeulen and Puneet Mansharamani jointly manage the value portion of the Small Cap Stock Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings. Tucker Walsh, Head of Portfolio Management, and Michael Malouf, Portfolio Manager, jointly manage the growth portion of the Small Cap Stock Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings.


Mid Cap Growth Fund - William F. Dwyer and Mark Schultz jointly manage the Mid Cap Growth Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings.


Mid Cap Stock Fund - Josef Lakonishok, Menno Vermeulen and Puneet Mansharamani jointly manage the value portion of the Mid Cap Stock Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings. William F. Dwyer and Mark Schultz jointly manage the growth portion of the Mid Cap Stock Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings.


Multi Cap Growth Fund - Allen J. Ashcroft, Jr., William F. Dwyer, Mark Schultz and James Thorne jointly manage the Multi Cap Growth Fund. Mr. Ashcroft makes decisions on purchases and sales, and sector and capitalization weightings, on the large cap portion of the Multi Cap Growth Fund, Mr. Dwyer and Mr. Schultz agree on purchases and sales, and jointly decide on sector and capitalization weightings on the mid cap portion of the Multi Cap Growth Fund, and Mr. Thorne makes decisions on purchases and sales as well as sector and capitalization weightings on the small cap portion of the Multi Cap Growth Fund.

Large Cap Stock Fund - William F. Dwyer and Mark Schultz jointly manage the Large Cap Stock Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings.

Equity Index Fund - Peter C. Hastings and Clarence W. Woods, Jr. jointly manage the Equity Index Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings.

Large Cap Value Fund - Jon D. Bosse has primary responsibility for driving the research process for the firm’s large cap portfolio strategy, and in conjunction with the firm’s investment professionals, developing a model portfolio for NWQ’s clients. E.C. (Ted) Friedel participates in that process and has primary responsibility for overseeing the strategy’s implementation and investment for Large Cap Value Fund.

Equity Income Fund - Gregory M. DePrince, with the help of his Co-Portfolio Manager Jill S. Lynch, oversees the portfolio management, research and trading functions as they relate to the firm’s large-cap value discipline.

Balanced Fund - Allen J. Ashcroft, Jr. manages the growth equity component of the Balanced Fund and James M. Hannan manages the fixed income component of the Balanced Fund. Gregory M. DePrince, with the help of his Co-Portfolio Manager Jill S. Lynch, oversees the portfolio management, research and trading functions as they relate to the value equity component of the Balanced Fund. Mr. Hannan is responsible for allocating and reallocating the Balanced Fund’s assets among the growth equity, value equity and fixed income components of the Fund.

Managed Allocation Funds - Mark Stevenson and Thomas R. Pierce co-manage the Managed Allocation Funds. Under normal circumstances, Mr. Stevenson or Mr. Pierce initially recommends changes to the allocation among and the selection of the Underlying Funds. Whomever of the two co-managers doesn’t initiate the allocation recommendation then contributes input and analysis and the two portfolio managers jointly decide the investment approach to be implemented.

Income Fund - James M. Hannan and Wilmer C. Stith III jointly manage the Income Fund. They agree on purchases and sales, and jointly decide on sector and duration management strategies.

U.S. Government Bond Fund - James M. Hannan and Wilmer C. Stith III jointly manage the U.S. Government Bond Fund. They agree on purchases and sales, and jointly decide on sector and duration management strategies.

Short Duration Government Bond Fund - James M. Hannan and Robert J. Truesdell jointly manage the Short Duration Government Bond Fund. They agree on purchases and sales, and jointly decide on sector and duration management strategies.

Portfolio Manager Biographies


Allen J. Ashcroft, Jr. has been a Senior Portfolio Manager of MTBIA since April 2007, a Vice President and Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 2003. He was a Vice President of AllFirst Bank from 1995 until its acquisition by M&T Bank on April 1, 2003. Mr. Ashcroft has more than 28 years of experience in investment research and equity analysis. He earned his B.A. from the University of Pittsburgh.


Jon D. Bosse, CFA, is a Portfolio Manager and the Chief Investment Officer for NWQ Investment Management Company LLC (NWQ). Prior to joining NWQ in 1996, Mr. Bosse spent ten years with ARCO Investment Management Company where, in addition to managing a value-oriented fund, he was the Director of Equity Research. Mr. Bosse received his B.A. in Economics from Washington University, St. Louis, where he was awarded the John M. Olin Award for excellence in economics, and graduated summa cum laude. He received his M.B.A. from the Wharton Business School, University of Pennsylvania. He is an active member of the Los Angeles Society of Financial Analysts. In addition, he is a CFA Charterholder and is a member of the CFA Institute.


Steven R. Crain, CFA, is a Vice President and Portfolio Manager with MTBIA. Mr. Crain has over 11 years of investment experience and joined MTBIA as an equity analyst in August 1997. From December 2004 to April 2007, Mr. Crain served as the Assistant Portfolio Manager for the MTB Small Cap Growth Fund. In addition to his portfolio management responsibilities, Mr. Crain also serves as a Senior Equity Research Analyst, where he focuses mainly on the Healthcare Services, Medical Devices, Healthcare IT and Life Science Tools industries. Mr. Crain earned his B.S. in Finance and M.B.A. from Canisius College and his M.S. in Finance from the University of Rochester Simon School of Business. He is a CFA Charterholder.


Gregory M. DePrince, CFA, is a Co-Founder and Partner of DePrince, Race & Zollo, Inc. (DRZ). He is responsible for the value income investment process, which is the cornerstone of the firm. Mr. DePrince oversees the portfolio management, research and trading functions as they relate to the firm’s large-cap value discipline. Prior to forming DRZ, Mr. DePrince was a Director and Partner at SunBank Capital Management. Prior to that, he was Director of special equity investments at ASB Capital Management in Washington, D.C., where he was Portfolio Manager for the equity income fund and special equity fund. Mr. DePrince is a CFA Charterholder and received his Bachelor of Fine Arts from Wittenberg University and Masters of Business Administration from George Washington University.

William F. Dwyer, CFA, has been a Senior Portfolio Manager of MTBIA since April 2007, the President and Chief Investment Officer of MTBIA since April 2003 and a Senior Vice President of M&T Bank since 2000. He was also the Chief Investment Officer of M&T Bank from 2000 to 2003. Mr. Dwyer earned his MBA from Western New England College in Springfield, Massachusetts and is a CFA Charterholder.

E.C. (Ted) Friedel, CFA, is a Portfolio Manager and Managing Director of NWQ. Prior to joining NWQ in 1983, Mr. Friedel spent eleven years with Beneficial Standard Investment Management Company where he managed several large institutional portfolios. He was a senior member of the firm’s investment committee and was instrumental in the development of investment policy. Mr. Friedel graduated from the University of California at Berkeley, B.S., and received his M.B.A. from Stanford University. He is an active member of the Los Angeles Society of Financial Analysts. In addition, he is a CFA Charterholder and is a member of the CFA Institute.

Trevor Graham, CFA, joined HGI in 2004 and serves as Vice President, Research. Prior to joining HGI, Mr. Graham maintained several different positions, including portfolio management and fundamental analyst for Phillips, Hager and North Investment Management Ltd., where he was employed from 1996 to 2004. He is a CFA Charterholder.


James M. Hannan is responsible for several separately managed institutional portfolios in addition to his portfolio management duties. Mr. Hannan has been Vice President and a Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 1, 2003. He was a Portfolio Manager of AllFirst Bank from 1987 until its acquisition by M&T Bank in April 2003. He has more than 19 years of experience in the investment industry. Mr. Hannan earned his B.S. from the University of Maryland and his M.B.A. from George Washington University.


Peter C. Hastings, CFA, has been a Vice President and Portfolio Manager of MTBIA since 1997. He earned his B.A. from Dickinson College and is a CFA Charterholder. Mr. Hastings has more than 12 years of experience in the investment industry.


Josef Lakonishok has served as Chief Executive Officer, Partner and Portfolio Manager for LSV since its founding in 1994. He has more than 26 years of investment research experience. In addition to his duties at LSV, Mr. Lakonishok serves as the William G. Karnes Professor of Finance at the University of Illinois at Urbana-Champaign.


Barry A. Lockhart, CFA, joined HGI in 1999 and serves as Senior Vice President. Prior to joining HGI he was a portfolio manager of foreign equity securities for Indago Capital Management. Prior to 1997, Mr. Lockhart was a senior investment analyst for Canada Life Investment Management with responsibilities in the U.S., Far East, European and Latin American equity markets. He began his career in the investment industry in 1989. Mr. Lockhart is a CFA Charterholder.


Jill S. Lynch. Ms. Lynch is a partner of DRZ and is a co-Portfolio Manager for the firm’s large-cap value discipline. Prior to joining DRZ in 1995, she was employed at SunBank Capital Management as a research analyst in the value area. Ms. Lynch received her Bachelor of Science in Finance from the University of Central Florida and a Masters of Business Administration from Rollins College in Winter Park, Florida.


Michael Malouf, CFA, joined Copper Rock in 2005 as a founding partner and has served as President and Portfolio Manager since then. Prior to joining Copper Rock he was a portfolio manager at Neuberger Berman and RCM Capital Management. Mr. Malouf held the position of Managing Director and Head of Small Cap Growth Investing at Neuberger Berman. He holds a B.S. in Finance from Arizona State University and has over 17 years of investment industry experience. Mr. Malouf is a CFA Charterholder.


Puneet Mansharamani, CFA, joined LSV in 2000 and is a Partner and Portfolio Manager. He previously served as a Quantitative Analyst for LSV. Prior to joining LSV, Mr. Mansharamani was an Analyst at Institutional Trust National City Corporation. He has more than 8 years of investment experience. Mr. Mansharamani is a CFA Charterholder and earned a B.S. in Engineering from Delhi University, Delhi College of Engineering in 1997 and an M.S. in Engineering at Case Western Reserve University, Case School of Engineering in 2001.


Paul Moghtader, CFA, is a Managing Director of SSgA and a Principal of SSgA FM. He joined the firm in 1998 and is the head of the Global Active Equity Team. Mr. Moghtader received an M.B.A. from the J.L. Kellogg Graduate School of Management at Northwestern University and a B.A. in Economics from Macalester College. Mr. Moghtader is a CFA Charterholder.


Thomas R. Pierce, CFA, is an Administrative Vice President and has been with M&T Bank since January 1995. He has been a Vice President and Portfolio Manager of MTBIA since April 2003. Prior to joining M&T, Mr. Pierce was employed by Merit Investment Advisors where he acted as Director of Fixed Income Product and Trading since 1993. For the period from 1987 to 1993, Mr. Pierce served as Fixed Income Manager at ANB Investment Management Company, where he directed the management of $3.5 billion of active and passive fixed income portfolios. Mr. Pierce is a CFA Charterholder. He has a B.A. in Economics from Washington University, and an MBA from the University of Chicago.


Craig S. Scholl, CFA, is a Vice President of SSgA and a Principal of SSgA FM. He joined the firm in 2000 and is a member of the Global Active Equity Team. Mr. Scholl received a Bachelor of Science degree in Finance and Television Production from Syracuse University. He is a CFA Charterholder.


Susan L. Schnaars, CFA, CPA, is responsible for managing several large institutional accounts, in addition to her portfolio management duties. She has been a Vice President and Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 1, 2003. She was a Portfolio Manager of AllFirst Bank from 1992 until its acquisition by M&T Bank in April 2003. Ms. Schnaars is a CFA Charterholder and a Certified Public Accountant, and has more than 18 years of experience in the investment industry. She earned her B.S. and M.S. from Drexel University.


Mark Schultz, CFA, has been a Senior Portfolio Manager of MTBIA since April 2007, a Vice President and Portfolio Manager of MTBIA since April 2003 and a Vice President of M&T Bank since July 2001. In addition to his portfolio management duties, as an analyst, Mr. Schultz focuses on commercial services and supply companies. Prior to joining M&T Bank, Mr. Schultz worked as a portfolio manager with Caldwell Securities Ltd. in Toronto, Canada from June 1996 to September 1999, and was engaged in the process of becoming a permanent U.S. resident from September 1999 through July 2001. He began his career with Royal Bank of Canada in country risk analysis and multinational corporate banking. Mr. Schultz is a CFA charterholder and received his doctorate in politics from the University of Oxford.

Mark Stevenson, CFA, is a Vice President of MTBIA. Prior to joining M&T in October 2000, Mr. Stevenson was with Keystone Financial, Inc. (“Keystone”) since 1990, where he managed retirement plan, personal trust and institutional assets for the clients of Keystone. He is a CFA Charterholder and graduated with a Bachelor of Arts in Prelaw from Pennsylvania State University. He also graduated with a Master of Arts in International Economics and U.S. Foreign Policy from The American University, Washington, D.C.


Wilmer C. Stith III, CFA, has been a Vice President and Portfolio Manager of MTBIA since 1996. In addition to his portfolio management duties, he manages fixed income separate accounts and is responsible for analyzing and trading various fixed income securities. Mr. Stith has more than 15 years of experience in the investment industry. He is a CFA Charterholder. Mr. Stith earned his B.A. from Kenyon College and his M.B.A. from Loyola College in Maryland.


Patrick Tan, Research Analyst, joined HGI in 1999. Prior to joining HGI, Mr. Tan was an Analyst at Indago Capital Management in Toronto, an affiliate of Canada Life from July 1997 to March 1999. He received a B.A. from the University of Toronto and has more than six years of investment-related experience.


James Thorne, Ph.D., has been a Senior Portfolio Manager of MTBIA since April 2007, and a Vice President and Portfolio Manager of MTBIA since April 2003, concentrating on equity selections as well as economic forecasting in addition to his portfolio management duties. Mr. Thorne has also been a Vice President of M&T Bank since February 2001. From February 1994 through December 2000, he was Portfolio Manager at Caldwell Securities Investment Management. Prior to 1994 Mr. Thorne was a professor at the Schulich School of Business and at Bishop’s University. Mr. Thorne received his Ph.D. in Economics, in the fields of Finance and Industrial Organization from York University in June 1993.

Thomas R. H. Tibbles, CFA, joined HGI in 1999 and serves as Chief Investment Officer and Managing Director of the Growth Team-Canada. Prior to joining HGI he was Head of the Global Equity Team at Indago Capital Management in Toronto, an affiliate of Canada Life. From 1993 to joining Indago in 1996, he served as Vice President, International Equities for Sun Life Investment Management, managing a portfolio of non-North America equity securities for pension and mutual fund clients. Mr. Tibbles began his career in the investment industry in 1986. Mr. Tibbles is a CFA Charterholder.

Mark Tompkins, CFA, has been a Vice President and a Portfolio Manager for MTBIA since April 2003. He is responsible for managing fixed income portfolios. He has also been an Assistant Vice President of M&T Bank since August 1998. Prior to joining M&T Bank in August 1998, Mr. Tompkins spent over 4 years as a Portfolio Manager with Karpus Investment Management in Rochester, New York. At Karpus, he was responsible for managing fixed income investments for various portfolios including corporations and high net worth individuals. Mr. Tompkins holds a B.S. in Mechanical Engineering from Oakland University and a M.B.A. in Finance and Accounting from Syracuse University. He is a CFA Charterholder.

Robert J. Truesdell has been a Vice President and Portfolio Manager of MTBIA since 2003, and is an Administrative Vice President of M&T Bank, which he joined as Vice President and Fixed Income Manager in 1988. He has supervised the management of U.S. Government Bond Fund since its inception. Mr. Truesdell oversees the MTB Money Market Funds. He holds an M.B.A. in Accounting from the State University of New York at Buffalo.


Menno Vermeulen, CFA, has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. He has more than 14 years of investment and research experience. Prior to joining LSV, Mr. Vermeulen served as a portfolio manager for ABP Investments. He is a CFA Charterholder.


Tucker Walsh joined Copper Rock in February 2005 as a founding partner and has served as Chief Executive Officer and Head of Portfolio Management since then. Prior to joining Copper Rock, he was a Managing Director and Head of the Small Cap Growth team at State Street Research from 1997 to 2005. Mr. Walsh earned a B. A. in Economics from Washington & Lee University and has over 16 years of industry experience.


Bradley A. Williams is a Portfolio Manager and Senior Equity Research Analyst with MTBIA. He covers Computer Hardware, Storage and Peripherals, Semi-Conductors and Semi-Conductor Equipment. Mr. Williams joined MTBIA in October 2005 with 15 years experience in investment analysis. Prior to joining MTBIA, Mr. Williams managed ASB Capital Management’s active equity Core and Relative Value investment portfolios from 2003 to 2005. He also held analyst and portfolio management positions with a private investment fund from 2000 through 2002. Mr. Williams holds a B.B.A. from the University of Wisconsin.


Clarence W. Woods, Jr. has been a Vice President and Portfolio Manager of, and Chief Equity Trader for, MTBIA since 1996. In addition to his portfolio management duties, he heads the equity-trading unit. Prior to joining MTBIA, he was a Vice President and Chief Equity Trader with Mercantile Safe Deposit & Trust Company in Baltimore, MD, where he managed the Equity Trading Department. Mr. Woods has more than 23 years experience in the investment industry.


The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Funds.

Financial Highlights

The following financial highlights are intended to help you understand the financial performance of each MTB Fund’s Class A Shares, Class B Shares and Class C Shares for the past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned(or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains.


The information, except as noted herein for certain Funds for the year ended April 30, 2003 and except for the MTB Virginia Municipal Bond Fund for fiscal years ended October 31, 2005 and all prior years, has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ audited financial statements, is included in the April 30, 2007 Annual Report of the Trust.


The financial highlights for the MTB Large Cap Stock, MTB Equity Index, MTB Equity Income, MTB Mid Cap Growth, MTB Small Cap Growth, MTB Multi Cap Growth, MTB Balanced, MTB Income, MTB Maryland Municipal Bond and MTB Pennsylvania Municipal Bond Funds for the fiscal year ended April 30, 2003 were audited by another independent registered public accounting firm. The financial highlights for the MTB Virginia Municipal Bond Fund for the fiscal year ended October 31, 2005 and all prior years presented were audited by another independent registered public accounting firm.


MTB Group of Funds
Financial Highlights


(For a share outstanding throughout each period)
										Ratios to Average Net Assets

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions	Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

Income Fund

Class A Shares
2003	$10.16	0.42	0.54	0.96	(0.42)	--	(0.42)	$10.70	9.59%	1.03%	3.97%	0.42%	$12,430	276%(c)

2004(d)	$10.70	0.37	(0.31)	0.06	(0.37)	(0.26)	(0.63)	$10.13	0.64%	1.03%	3.58%	0.25%	$10,431	177%(c)

2005	$10.13	0.38(e)	0.05	0.43	(0.39)	(0.09)	(0.48)	$10.08	4.27%	1.03%	3.74%	0.27%	$8,855	86%(c)

2006	$10.08	0.39	(0.39)	0.00	(0.39)	(0.03)	(0.42)	$9.66	(0.05)%	1.02%	3.79%	0.26%	$7,253	96%(c)

2007	$9.66	0.44	0.20	0.64	(0.45)	(0.01)	(0.46)	$9.84	6.73%	0.99%	4.61%	0.32%	$6,381	79%(c)

Income Fund

Class B Shares
2003	$10.03	0.34	0.54	0.88	(0.34)	--	(0.34)	$10.57	8.90%	1.73%	3.25%	0.99%	$2,086	276%(c)

2004(d)	$10.57	0.30	(0.31)	(0.01)	(0.30)	(0.26)	(0.56)	$10.00	(0.08)%	1.74%	2.89%	0.05%	$2,155	177%(c)

2005	$10.00	0.30(e)	0.06	0.36	(0.32)	(0.09)	(0.41)	$9.95	3.60%	1.73%	3.04%	0.07%	$1,960	86%(c)

2006	$9.95	0.32	(0.39)	(0.07)	(0.32)	(0.03)	(0.35)	$9.53	(0.75)%	1.73%	3.08%	0.06%	$1,561	96%(c)

2007	$9.53	0.37	0.19	0.56	(0.37)	(0.01)	(0.38)	$9.71	6.03%	1.74%	3.86%	0.07%	$1,105	79%(c)

Intermediate-Term Bond Fund

Class A Shares
2004(f)	$10.27	0.23(e)	0.02	0.25	(0.33)	(0.12)	(0.45)	$10.07	2.47%	0.82%(g)	3.15%(g)	0.61%(g)	$10,169	154%(c)

2005	$10.07	0.37(e)	0.01	0.38	(0.46)	--	(0.46)	$9.99	3.81%	0.77%	3.65%	0.59%	$2,402	197%(c)

2006	$9.99	0.36(e)	(0.34)	0.02	(0.37)	--	(0.37)	$9.64	0.23%	0.98%	3.64%	0.38%	$1,774	189%(c)

2007	$9.64	0.42(e)	0.17	0.59	(0.42)	--	(0.42)	$9.81	6.19%	0.95%	4.23%	0.41%	$1,455	189%(c)

Intermediate-Term Bond Fund

Class B Shares
2004(f)	$10.27	0.21(e)	(0.04)	0.17	(0.25)	(0.12)	(0.37)	$10.07	1.64%	1.69%(g)	2.95%(g)	0.20%(g)	$91	154%(c)

2005	$10.07	0.28(e)	0.01	0.29	(0.37)	--	(0.37)	$9.99	2.89%	1.68%	2.83%	0.18%	$123	197%(c)

2006	$9.99	0.29(e)	(0.33)	(0.04)	(0.31)	--	(0.31)	$9.64	(0.46)%	1.68%	2.94%	0.19%	$129	189%(c)

2007	$9.64	0.34(e)	0.17	0.51	(0.34)	--	(0.34)	$9.81	5.41%	1.68%	3.48%	0.18%	$98	189%(c)

Maryland Municipal Bond Fund

Class A Shares
2003	$10.08	0.40	0.34	0.74	(0.40)	--	(0.40)	$10.42	7.47%	1.02%	3.89%	0.36%	$25,233	18%

2004(d)	$10.42	0.40	(0.22)	0.18	(0.39)	--	(0.39)	$10.21	1.74%	1.01%	3.84%	0.39%	$20,948	17%

2005	$10.21	0.39	0.15	0.54	(0.39)	(0.04)	(0.43)	$10.32	5.40%	0.95%	3.82%	0.49%	$19,639	13%

2006	$10.32	0.40(e)	(0.24)	0.16	(0.40)	(0.03)	(0.43)	$10.05	1.52%	0.82%	3.93%	0.60%	$49,828	12%

2007	$10.05	0.39	0.08	0.47	(0.39)	(0.03)	(0.42)	$10.10	4.74%	0.82%	3.89%	0.56%	$47,611	16%

Maryland Municipal Bond Fund

Class B Shares
2003	$10.09	0.33	0.34	0.67	(0.33)	--	(0.33)	$10.43	6.72%	1.72%	3.18%	1.17%	$1,775	18%

2004(d)	$10.43	0.33	(0.21)	0.12	(0.32)	--	(0.32)	$10.23	1.12%	1.71%	3.14%	0.43%	$2,167	17%

2005	$10.23	0.31	0.16	0.47	(0.32)	(0.04)	(0.36)	$10.34	4.59%	1.71%	3.05%	0.22%	$1,896	13%

2006	$10.34	0.31(e)	(0.24)	0.07	(0.31)	(0.03)	(0.34)	$10.07	0.64%	1.70%	3.03%	0.21%	$1,887	12%

2007	$10.07	0.30	0.08	0.38	(0.30)	(0.03)	(0.33)	$10.12	3.80%	1.71%	3.00%	0.18%	$1,764	16%

New York Municipal Bond Fund

Class A Shares
2003	$10.41	0.41	0.34	0.75	(0.41)	(0.01)	(0.42)	$10.74	7.29%	0.86%	3.85%	0.09%	$85,887	50%

2004	$10.74	0.39	(0.19)	0.20	(0.39)	(0.09)	(0.48)	$10.46	1.86%	0.87%	3.67%	0.40%	$56,672	40%

2005	$10.46	0.39	0.19	0.58	(0.39)	(0.03)	(0.42)	$10.62	5.60%	0.85%	3.65%	0.63%	$52,380	41%

2006	$10.62	0.40	(0.23)	0.17	(0.40)	(0.01)	(0.41)	$10.38	1.53%	0.82%	3.76%	0.62%	$50,299	56%

2007	$10.38	0.39	0.13	0.52	(0.39)	--	(0.39)	$10.51	5.13%	0.80%	3.77%	0.61%	$59,371	37%

New York Municipal Bond Fund

Class B Shares
2004(f)	$10.45	0.19	0.10	0.29	(0.19)	(0.09)	(0.28)	$10.46	2.73%	1.87%(g)	2.77%(g)	0.10%(g)	$357	40%

2005	$10.46	0.30	0.19	0.49	(0.30)	(0.03)	(0.33)	$10.62	4.75%	1.67%	2.86%	0.32%	$773	41%

2006	$10.62	0.31	(0.23)	0.08	(0.31)	(0.01)	(0.32)	$10.38	0.70%	1.65%	2.95%	0.32%	$1,307	56%

2007	$10.38	0.30	0.13	0.43	(0.30)	--	(0.30)	$10.51	4.23%	1.66%	2.91%	0.29%	$1,470	37%


(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.


(b) This expense decrease is reflected in both the net expense and net investment income ratios.


(c) This calculation excludes purchases and sales from dollar roll transactions.


(d) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another independent registered public accounting firm.


(e) Per share numbers have been calculated using the average shares method.


(f) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.


(g) Computed on an annualized basis.


MTB Group of Funds
Financial Highlights


(For a share outstanding throughout each period)
										Ratios to Average Net Assets

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions	Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

Pennsylvania Municipal Bond Fund

Class A Shares
2003	$10.07	0.39	0.38	0.77	(0.39)	--	(0.39)	$10.45	7.77%	1.17%	3.79%	0.82%	$2,880	12%

2004(c)	$10.45	0.37	(0.25)	0.12	(0.37)	--	(0.37)	$10.20	1.13%	1.19%	3.49%	0.23%	$11,965	11%

2005	$10.20	0.36	0.07	0.43	(0.36)	--	(0.36)	$10.27	4.24%	1.12%	3.48%	0.24%	$8,311	27%

2006	$10.27	0.38	(0.27)	0.11	(0.37)	--	(0.37)	$10.01	1.11%	0.91%	3.66%	0.48%	$6,225	12%

2007	$10.01	0.37	0.07	0.44	(0.36)	--	(0.36)	$10.09	4.49%	0.92%	3.63%	0.48%	$5,407	26%

Pennsylvania Municipal Bond Fund

Class B Shares
2003	$10.09	0.32	0.38	0.70	(0.32)	--	(0.32)	$10.47	7.03%	1.82%	3.08%	4.88%	$421	12%

2004(c)	$10.47	0.30	(0.27)	0.03	(0.30)	--	(0.30)	$10.20	0.26%	1.83%	2.94%	0.06%	$698	11%

2005	$10.20	0.29	0.07	0.36	(0.28)	--	(0.28)	$10.28	3.61%	1.71%	2.89%	0.03%	$893	27%

2006	$10.28	0.29	(0.25)	0.04	(0.30)	--	(0.30)	$10.02	0.37%	1.77%	2.80%	0.05%	$858	12%

2007	$10.02	0.27	0.07	0.34	(0.27)	--	(0.27)	$10.09	3.47%	1.81%	2.74%	0.05%	$875	26%

Virginia Municipal Bond Fund

Class A Shares
2001(d)	$11.13	0.49	(0.08)	0.41	(0.49)	--	(0.49)	$11.05	3.67%	0.92%	4.35%	--	$30,229	22%

2002(d)	$11.05	0.46	0.54	1.00	(0.46)	--	(0.46)	$11.59	9.25%	0.92%	4.09%	--	$32,373	19%

2003(d)	$11.59	0.44	0.08	0.52	(0.44)	(0.01)	(0.45)	$11.66	4.61%	0.93%	3.80%	--	$31,563	24%

2004(e)	$11.66	0.35	(0.03)	0.32	(0.35)	--	(0.35)	$11.63	2.82%	0.95%(f)	3.67%(f)	0.02%(f)	$27,218	14%

2005(g)	$11.63	0.42	(0.31)	0.11	(0.42)	(0.15)	(0.57)	$11.17	1.00%	0.98%	3.63%	--	$25,107	12%

2006(h)(i)	$11.17	0.23	(0.14)	0.09	(0.23)	(0.10)	(0.33)	$10.93	0.86%	0.45%(f)	4.32%(f)	1.11%(f)	$22,250	5%

2007	$10.93	0.41	0.08	0.49	(0.41)	(0.11)	(0.52)	$10.90	4.56%	0.86%	3.76%	0.85%	$18,129	9%

Short Duration Government Bond Fund

Class A Shares
2004(j)	$9.72	0.13	(0.04)	0.09	(0.14)	--	(0.14)	$9.67	0.96%	0.81%(f)	1.61%(f)	0.51%(f)	$8,549	125%

2005	$9.67	0.21	(0.06)	0.15	(0.22)	--	(0.22)	$9.60	1.55%	0.81%	2.26%	0.47%	$5,675	83%

2006	$9.60	0.27	(0.12)	0.15	(0.27)	--	(0.27)	$9.48	1.63%	0.92%	2.85%	0.36%	$4,477	71%

2007	$9.48	0.34	0.14	0.48	(0.35)	--	(0.35)	$9.61	5.17%	0.89%	3.68%	0.38%	$3,421	97%

Short Duration Government Bond Fund

Class B Shares
2004(j)	$9.72	0.05	(0.05)	0.00(k)	(0.05)	--	(0.05)	$9.67	(0.05)%	1.71%(f)	0.66%(f)	0.11%(f)	$122	125%

2005	$9.67	0.15	(0.07)	0.08	(0.15)	--	(0.15)	$9.60	0.87%	1.48%	1.60%	0.30%	$124	83%

2006	$9.60	0.22	(0.12)	0.10	(0.22)	--	(0.22)	$9.48	1.09%	1.45%	2.37%	0.33%	$123	71%

2007	$9.48	0.29	0.13	0.42	(0.29)	--	(0.29)	$9.61	4.51%	1.52%	3.07%	0.25%	$105	97%

Short-Term Corporate Bond Fund

Class A Shares
2004(l)	$9.91	0.13	(0.04)	0.09	(0.13)	--	(0.13)	$9.87	0.90%	1.16%(f)	2.06%(f)	0.33%(f)	$136	99%

2005	$9.87	0.22	(0.07)	0.15	(0.22)	--	(0.22)	$9.80	1.51%	0.96%	2.28%	0.50%	$310	97%

2006	$9.80	0.28	(0.08)	0.20	(0.28)	--	(0.28)	$9.72	2.10%	0.94%	2.89%	0.54%	$281	83%

2007	$9.72	0.37	0.11	0.48	(0.37)	--	(0.37)	$9.83	5.00%	0.93%	3.65%	0.56%	$83	64%

Short-Term Corporate Bond Fund

Class B Shares
2004(l)	$9.91	0.08	(0.04)	0.04	(0.08)	--	(0.08)	$9.87	0.38%	1.99%(f)	1.25%(f)	0.01%(f)	$26	99%

2005	$9.87	0.14	(0.07)	0.07	(0.14)	--	(0.14)	$9.80	0.69%	1.77%	1.42%	0.19%	$40	97%

2006	$9.80	0.21	(0.08)	0.13	(0.21)	--	(0.21)	$9.72	1.30%	1.73%	2.15%	0.23%	$66	83%

2007	$9.72	0.29	0.11	0.40	(0.29)	--	(0.29)	$9.83	4.15%	1.74%	2.91%	0.24%	$42	64%


(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.


(b) This expense decrease is reflected in both the net expense and net investment income ratios.


(c) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another independent registered public accounting firm.


(d) Reflects operations for the year ended December 31.


(e) Reflects operations for the period January 1, 2004 to October 31, 2004. The Fund has changed its fiscal year end from December 31 to October 31.


(f) Computed on an annualized basis.


(g) Reflects operations for the year ended October 31.


(h) Reflects operations for the period November 1, 2005 to April 30, 2006. The Fund has changed its fiscal year end from October 31 to April 30.


(i) Beginning with the period ended April 30, 2006, the Fund was audited by Ernst and Young, LLP. The previous periods were audited by another independent registered public accounting firm.


(j) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.


(k) Represents less than $0.01.


(l) Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.


MTB Group of Funds
Financial Highlights


(For a share outstanding throughout each period)
										Ratios to Average Net Assets

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments, Written Options and Foreign Currency Transactions	Total Distributions	Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income(Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

U.S. Government Bond Fund

Class A Shares

2003	$9.49	0.43(c)	0.43	0.86	(0.50)	--	(0.50)	$9.85	9.20%	0.95%	4.41%	--	$144,210	68%(e)

2004	$9.85	0.41	(0.33)	0.08	(0.42)	(0.00)(d)	(0.42)	$9.51	0.79%	0.93%	3.51%	0.26%	$54,388	64%(e)

2005	$9.51	0.37(c)	(0.00)(d)	0.37	(0.42)	--	(0.42)	$9.46	3.93%	0.95%	3.94%	0.47%	$45,179	106%(e)

2006	$9.46	0.38	(0.36)	0.02	(0.38)	--	(0.38)	$9.10	0.18%	0.88%	3.93%	0.44%	$43,955	95%(e)

2007	$9.10	0.40	0.18	0.58	(0.40)	--	(0.40)	$9.28	6.46%	0.87%	4.29%	0.40%	$51,955	71%(e)

U.S. Government Bond Fund

Class B Shares
2004(f)	$9.56	0.20	(0.06)	0.14	(0.19)	(0.00)(d)	(0.19)	$9.51	1.49%	1.90%(g)	2.26%(g)	0.00%(g)(h)	$108	64%(e)

2005	$9.51	0.29(c)	(0.01)	0.28	(0.33)	--	(0.33)	$9.46	3.02%	1.84%	3.09%	0.08%	$275	106%(e)

2006	$9.46	0.30	(0.37)	(0.07)	(0.29)	--	(0.29)	$9.10	(0.73)%	1.83%	3.00%	0.06%	$367	95%(e)

2007	$9.10	0.31	0.18	0.49	(0.31)	--	(0.31)	$9.28	5.44%	1.83%	3.33%	0.03%	$227	71%(e)

Balanced Fund

Class A Shares
2003	$12.86	0.19	(1.32)	(1.13)	(0.18)	--	(0.18)	$11.55	(8.71)%	1.10%	1.61%	0.54%	$30,238	84%

2004(i)	$11.55	0.12	1.49	1.61	(0.12)	--	(0.12)	$13.04	13.92%	1.12%	0.90%	0.34%	$30,493	66%

2005	$13.04	0.20	(0.12)	0.08	(0.20)	--	(0.20)	$12.92	0.61%	1.11%	1.50%	0.30%	$25,237	41%

2006	$12.92	0.18	0.86	1.04	(0.21)	--	(0.21)	$13.75	8.09%	1.10%	1.30%	0.44%	$21,679	48%

2007	$13.75	0.29(c)	1.37	1.66	(0.30)	--	(0.30)	$15.11	12.23%	1.05%	2.10%	0.57%	$21,547	157%

Balanced Fund

Class B Shares

2003	$12.84	0.10	(1.30)	(1.20)	(0.09)	--	(0.09)	$11.55	(9.31)%	1.80%	0.91%	0.42%	$11,203	84%

2004(i)	$11.55	0.02	1.49	1.51	(0.02)	--	(0.02)	$13.04	13.06%	1.82%	0.20%	0.16%	$12,811	66%

2005	$13.04	0.11	(0.12)	(0.01)	(0.11)	--	(0.11)	$12.92	(0.11)%	1.81%	0.80%	0.10%	$11,868	41%

2006	$12.92	0.07	0.87	0.94	(0.11)	--	(0.11)	$13.75	7.33%	1.81%	0.60%	0.23%	$8,827	48%

2007	$13.75	0.18(c)	1.38	1.56	(0.19)	--	(0.19)	$15.12	11.41%	1.81%	1.29%	0.31%	$5,419	157%

Managed Allocation Fund--Aggressive Growth

Class A Shares
2003	$9.49	0.00(d)	(1.41)	(1.41)	--	(0.08)	(0.08)	$8.00	(14.78)%	1.00%	0.03%	1.16%	$5,421	11%

2004	$8.00	(0.01)(c)	1.70	1.69	--	(0.20)	(0.20)	$9.49	21.25%	1.00%	(0.11)%	0.52%	$12,124	5%

2005	$9.49	0.03(c)	0.25	0.28	(0.04)	(0.01)	(0.05)	$9.72	2.98%	1.02%	0.34%	0.66%	$14,414	114%

2006	$9.72	0.02(c)	1.70	1.72	(0.05)	(0.74)	(0.79)	$10.65	18.34%	1.00%	0.70%	0.51%	$20,790	6%

2007	$10.65	0.02(c)	1.22	1.24	(0.19)	(0.72)	(0.91)	$10.98	12.21%	0.86%	0.16%	0.50%	$22,606	22%

Managed Allocation Fund--Aggressive Growth

Class B Shares
2003	$9.49	(0.04)	(1.44)	(1.48)	--	(0.08)	(0.08)	$7.93	(15.62)%	2.00%	(1.07)%	1.16%	$1,813	11%

2004	$7.93	(0.07)(c)	1.68	1.61	--	(0.20)	(0.20)	$9.34	20.41%	1.65%	(0.76)%	0.47%	$6,043	5%

2005	$9.34	(0.02)(c)	0.24	0.22	(0.01)	(0.01)	(0.02)	$9.54	2.35%	1.59%	(0.23)%	0.59%	$7,906	114%

2006	$9.54	(0.05)(c)	1.69	1.64	(0.02)	(0.74)	(0.76)	$10.42	17.75%	1.57%	0.00%(h)	0.44%	$9,559	6%

2007	$10.42	(0.04)(c)	1.19	1.15	(0.15)	(0.72)	(0.87)	$10.70	11.59%	1.43%	(0.40)%	0.43%	$10,740	22%

Managed Allocation Fund--Conservative Growth

Class A Shares
2003	$9.74	0.23	(0.23)	0.00(d)	(0.23)	(0.02)	(0.25)	$9.49	0.03%	1.00%	2.49%	1.11%	$4,120	11%

2004	$9.49	0.15(c)	0.43	0.58	(0.14)	(0.12)	(0.26)	$9.81	6.20%	1.00%	1.52%	0.65%	$5,602	14%

2005	$9.81	0.16	0.02	0.18	(0.15)	(0.03)	(0.18)	$9.81	1.87%	1.00%	1.63%	1.05%	$6,147	61%

2006	$9.81	0.20(c)	0.33	0.53	(0.19)	(0.21)	(0.40)	$9.94	5.46%	1.00%	2.18%	0.81%	$10,592	17%

2007	$9.94	0.23(c)	0.47	0.70	(0.28)	(0.29)	(0.57)	$10.07	7.31%	1.00%	2.30%	0.65%	$10,567	22%

Managed Allocation Fund--Conservative Growth

Class B Shares
2003	$9.74	0.15	(0.25)	(0.10)	(0.16)	(0.02)	(0.18)	$9.46	(1.02)%	2.00%	1.43%	1.11%	$2,000	11%

2004	$9.46	0.08(c)	0.44	0.52	(0.08)	(0.12)	(0.20)	$9.78	5.50%	1.67%	0.84%	0.61%	$3,622	14%

2005	$9.78	0.10	0.03	0.13	(0.10)	(0.03)	(0.13)	$9.78	1.32%	1.56%	1.05%	0.99%	$3,817	61%

2006	$9.78	0.12(c)	0.35	0.47	(0.13)	(0.21)	(0.34)	$9.91	4.88%	1.56%	1.41%	0.81%	$3,469	17%

2007	$9.91	0.17(c)	0.48	0.65	(0.23)	(0.29)	(0.52)	$10.04	6.73%	1.56%	1.73%	0.59%	$3,379	22%


(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.


(b) This expense decrease is reflected in both the net expense and net investment income(loss) ratios.


(c) Per share numbers have been calculated using the average shares method.


(d) Represents less than $0.01.


(e) This calculation excludes purchases and sales from dollar roll transactions.


(f) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.


(g) Computed on an annualized basis.


(h) Represents less than 0.01%.


(i) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another independent registered public accounting firm.


MTB Group of Funds
Financial Highlights


(For a share outstanding throughout each period)
										Ratios to Average Net Assets

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments, Futures Contracts and Foreign Currency Transactions	Total Distributions	Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

Managed Allocation Fund--Moderate Growth

Class A Shares
2003	$9.70	0.10	(0.87)	(0.77)	(0.10)	(0.03)	(0.13)	$8.80	(7.89)%	1.00%	1.14%	0.38%	$10,922	10%

2004	$8.80	0.07	1.10	1.17	(0.06)	(0.11)	(0.17)	$9.80	13.43%	0.88%	0.73%	0.31%	$24,436	15%

2005	$9.80	0.09	0.15	0.24	(0.08)	--	(0.08)	$9.96	2.46%	0.98%	0.98%	0.39%	$29,011	98%

2006	$9.96	0.12	1.09	1.21	(0.11)	(0.59)	(0.70)	$10.47	12.45%	0.97%	1.44%	0.25%	$42,198	9%

2007	$10.47	0.12(c)	0.87	0.99	(0.22)	(0.57)	(0.79)	$10.67	9.80%	0.89%	1.20%	0.25%	$41,963	22%

Managed Allocation Fund--Moderate Growth

Class B Shares
2003	$9.70	0.03	(0.90)	(0.87)	(0.03)	(0.03)	(0.06)	$8.77	(8.91)%	2.00%	0.11%	0.38%	$5,445	10%

2004	$8.77	0.00(d)	1.10	1.10	(0.01)	(0.11)	(0.12)	$9.75	12.61%	1.67%	(0.08)%	0.11%	$15,799	15%

2005	$9.75	0.03	0.14	0.17	(0.04)	--	(0.04)	$9.88	1.70%	1.73%	0.24%	0.14%	$19,628	98%

2006	$9.88	0.05	1.07	1.12	(0.06)	(0.59)	(0.65)	$10.35	11.61%	1.72%	0.52%	--	$22,566	9%

2007	$10.35	0.05(c)	0.85	0.90	(0.19)	(0.57)	(0.76)	$10.49	8.94%	1.64%	0.45%	--	$23,656	22%

Equity Income Fund

Class A Shares
2003	$10.29	0.17	(2.16)	(1.99)	(0.14)	--	(0.14)	$8.16	(19.38)%	1.18%	1.99%	0.81%	$4,388	28%

2004(e)	$8.16	0.14	1.51	1.65	(0.12)	--	(0.12)	$9.69	20.25%	1.17%	1.41%	0.45%	$5,245	30%

2005	$9.69	0.17	0.47	0.64	(0.17)	(0.38)	(0.55)	$9.78	6.59%	1.22%	1.72%	0.28%	$4,898	148%

2006	$9.78	0.15	1.20	1.35	(0.16)	(2.33)	(2.49)	$8.64	16.21%	1.23%	1.66%	0.27%	$5,289	90%

2007	$8.64	0.18	1.37	1.55	(0.17)	(0.89)	(1.06)	$9.13	19.14%	1.22%	1.92%	0.31%	$4,600	86%

Equity Income Fund

Class B Shares
2004(f)	$8.71	0.04	0.95	0.99	(0.05)	--	(0.05)	$9.65	11.39%	1.97%(g)	0.30%(g)	0.01%(g)	$143	30%

2005	$9.65	0.10	0.46	0.56	(0.09)	(0.38)	(0.47)	$9.74	5.79%	1.94%	1.02%	0.06%	$207	148%

2006	$9.74	0.09	1.19	1.28	(0.09)	(2.33)	(2.42)	$8.60	15.45%	1.94%	0.96%	0.06%	$301	90%

2007	$8.60	0.10	1.38	1.48	(0.11)	(0.89)	(1.00)	$9.08	18.27%	1.94%	1.16%	0.09%	$375	86%

Equity Index Fund

Class A Shares
2003	$9.00	0.10	(1.34)	(1.24)	(0.06)	--	(0.06)	$7.70	(13.70)%	0.58%	1.21%	0.86%	$4,646	87%

2004(e)	$7.70	0.10	1.57	1.67	(0.10)	--	(0.10)	$9.27	21.71%	0.57%	1.14%	0.41%	$6,386	76%

2005	$9.27	0.15	0.36	0.51	(0.16)	--	(0.16)	$9.62	5.54%	0.56%	1.47%	0.42%	$5,182	52%

2006	$9.62	0.14	1.28	1.42	(0.14)	--	(0.14)	$10.90	14.82%	0.53%	1.36%	0.42%	$4,938	20%

2007	$10.90	0.16	1.40	1.56	(0.15)	--	(0.15)	$12.31	14.49%	0.55%	1.39%	0.39%	$4,546	32%

Equity Index Fund

Class B Shares
2004(f)	$8.33	0.05	0.92	0.97	(0.05)	--	(0.05)	$9.25	11.70%	1.29%(g)	0.31%(g)	0.19%(g)	$319	76%

2005	$9.25	0.08	0.36	0.44	(0.09)	--	(0.09)	$9.60	4.76%	1.28%	0.79%	0.20%	$507	52%

2006	$9.60	0.06	1.27	1.33	(0.06)	--	(0.06)	$10.87	13.93%	1.29%	0.60%	0.20%	$623	20%

2007	$10.87	0.08	1.40	1.48	(0.07)	--	(0.07)	$12.28	13.72%	1.28%	0.65%	0.16%	$750	32%

International Equity Fund

Class A Shares
2003	$8.95	0.09(c)	(1.42)	(1.33)	(0.11)	--	(0.11)	$7.51	(14.84)%	1.57%	1.12%	0.25%	$62,059	42%

2004	$7.51	0.07(c)	2.25	2.32	(0.08)	--	(0.08)	$9.75	30.94%	1.60%	0.81%	0.23%	$19,124	53%

2005	$9.75	0.09(c)	1.12	1.21	(0.08)	--	(0.08)	$10.88	12.42%	1.60%	0.89%	0.31%	$9,951	59%

2006	$10.88	0.11(c)	2.83	2.94	(0.18)	(1.38)	(1.56)	$12.26	29.77%	1.48%	0.97%	0.31%	$11,887	136%

2007	$12.26	0.16(c)	2.08	2.24	(0.12)	(0.63)	(0.75)	$13.75	18.89%	1.54%	1.30%	0.31%	$13,245	39%

International Equity Fund

Class B Shares
2003	$8.89	0.00(c)(d)	(1.38)	(1.38)	(0.05)	--	(0.05)	$7.46	(15.56)%	2.47%	0.06%	0.10%	$55	42%

2004	$7.46	0.00(c)(d)	2.22	2.22	(0.08)	--	(0.08)	$9.60	29.80%	2.47%	0.03%	0.02%	$223	53%

2005	$9.60	0.03(c)	1.09	1.12	(0.05)	--	(0.05)	$10.67	11.68%	2.31%	0.33%	0.10%	$386	59%

2006	$10.67	0.01(c)	2.78	2.79	(0.12)	(1.38)	(1.50)	$11.96	28.84%	2.25%	0.12%	0.10%	$827	136%

2007	$11.96	0.06(c)	2.02	2.08	(0.04)	(0.63)	(0.67)	$13.37	18.01%	2.29%	0.53%	0.09%	$1,040	39%


(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.


(b) This expense decrease is reflected in both the net expense and net investment income(loss) ratios.


(c) Per share numbers have been calculated using the average shares method.


(d) Represents less than $0.01.


(e) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another independent registered public accounting firm.


(f) Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.


(g) Computed on an annualized basis.


MTB Group of Funds
Financial Highlights


(For a share outstanding throughout each period)
										Ratios to Average Net Assets

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Written Options	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Written Options	Total Distributions	Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

Large Cap Growth Fund

Class A Shares
2003	$7.91	0.00(c)	(1.23)	(1.23)	--	--	--	$6.68	(15.55)%	1.30%	0.04%	0.38%	$16,312	37%

2004	$6.68	0.00(c)(d)	0.92	0.92	--	--	--	$7.60	13.77%	1.27%	(0.05)%	0.48%	$11,211	68%

2005	$7.60	0.18	(0.30)	(0.12)	--	--	--	$7.48	(1.58)%	1.31%	0.55%	0.43%	$2,429	130%

2006	$7.48	(0.01)	0.84	0.83	(0.01)	--	(0.01)	$8.30	11.05%	1.29%	0.06%	0.40%	$2,936	64%

2007	$8.30	0.01(d)	0.98	0.99	--	--	--	$9.29	11.93%	1.32%	0.16%	0.39%	$1,987	56%

Large Cap Growth Fund

Class B Shares
2003	$7.76	(0.05)	(1.22)	(1.27)	--	--	--	$6.49	(16.37)%	2.19%	(0.86)%	0.24%	$1,077	37%

2004	$6.49	(0.06)(d)	0.90	0.84	--	--	--	$7.33	12.94%	2.14%	(0.90)%	0.18%	$1,261	68%

2005	$7.33	(0.03)	(0.14)	(0.17)	--	--	--	$7.16	(2.32)%	2.07%	(0.49)%	0.17%	$1,252	130%

2006	$7.16	(0.06)	0.79	0.73	--	--	--	$7.89	10.20%	2.07%	(0.71)%	0.14%	$1,316	64%

2007	$7.89	(0.05)(d)	0.93	0.88	--	--	--	$8.77	11.15%	2.07%	(0.60)%	0.14%	$1,229	56%

Large Cap Stock Fund

Class A Shares
2003	$9.43	0.04	(1.84)	(1.80)	(0.02)	(0.14)	(0.16)	$7.47	(19.12)%	1.38%	0.58%	0.79%	$4,232	36%

2004(e)	$7.47	0.01(d)	1.64	1.65	(0.01)	--	(0.01)	$9.11	22.16%	1.26%	0.07%	0.28%	$64,755	84%

2005	$9.11	0.05	0.20	0.25	(0.02)	(0.96)	(0.98)	$8.38	2.71%	1.26%	0.45%	0.26%	$39,417	39%

2006	$8.38	0.03	0.92	0.95	(0.04)	(0.63)	(0.67)	$8.66	11.50%	1.27%	0.37%	0.24%	$35,490	47%

2007	$8.66	0.03(d)	0.94	0.97	(0.04)	(0.20)	(0.24)	$9.39	11.30%	1.26%	0.40%	0.27%	$33,792	35%

Large Cap Stock Fund

Class B Shares

2003	$9.17	(0.01)	(1.79)	(1.80)	--	(0.14)	(0.14)	$7.23	(19.64)%	2.08%	(0.13)%	2.02%	$867	36%

2004(e)	$7.23	(0.05)(d)	1.58	1.53	--	--	--	$8.76	21.16%	2.02%	(0.63)%	0.07%	$12,116	84%

2005	$8.76	(0.03)	0.20	0.17	--	(0.96)	(0.96)	$7.97	1.91%	2.00%	(0.34)%	0.02%	$10,920	39%

2006	$7.97	(0.06)	0.89	0.83	(0.02)	(0.58)	(0.60)	$8.20	10.62%	1.99%	(0.36)%	0.01%	$8,453	47%

2007	$8.20	(0.03)(c)	0.91	0.88	--	(0.20)	(0.20)	$8.88	10.56%	2.00%	(0.33)%	0.03%	$5,652	35%

Large Cap Value Fund

Class A Shares
2003	$10.31	0.07	(1.91)	(1.84)	(0.06)	--	(0.06)	$8.41	(17.80)%	1.12%	0.86%	--	$48,665	32%

2004	$8.41	0.08(d)	1.95	2.03	(0.08)	--	(0.08)	$10.36	24.22%	1.06%	0.83%	0.25%	$46,107	27%

2005	$10.36	0.11	0.55	0.66	(0.09)	--	(0.09)	$10.93	6.35%	1.12%	0.88%	0.35%	$26,161	126%

2006	$10.93	0.10	2.29	2.39	(0.10)	(0.78)	(0.88)	$12.44	22.45%	0.98%	0.86%	0.29%	$34,187	18%

2007	$12.44	0.12	1.80	1.92	(0.12)	(0.83)	(0.95)	$13.41	16.10%	0.93%	0.94%	0.28%	$39,023	18%

Large Cap Value Fund

Class B Shares
2003	$10.21	(0.02)	(1.87)	(1.89)	--	--	--	$8.32	(18.51)%	2.12%	(0.14)%	--	$451	32%

2004	$8.32	(0.01)(d)	1.93	1.92	--	--	--	$10.24	23.08%	1.98%	(0.07)%	0.00%(f)	$683	27%

2005	$10.24	0.01	0.55	0.56	--	--	--	$10.80	5.47%	1.92%	0.08%	0.05%	$819	126%

2006	$10.80	0.00(c)	2.25	2.25	--	(0.78)	(0.78)	$12.27	21.38%	1.92%	(0.07)%	0.00%(f)	$1,229	18%

2007	$12.27	0.00(c)	1.78	1.78	(0.01)	(0.83)	(0.84)	$13.21	15.01%	1.88%	(0.01)%	0.00%(f)	$1,418	18%


(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.


(b) This expense decrease is reflected in both the net expense and net investment income(loss) ratios.


(c) Represents less than $0.01.


(d) Per share numbers have been calculated using the average shares method.


(e) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another independent registered public accounting firm.


(f) Represents less than 0.01%.


MTB Group of Funds
Financial Highlights


(For a share outstanding throughout each period)
										Ratios to Average Net Assets

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Written Options	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Written Options	Total Distributions	Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

Mid Cap Growth Fund

Class A Shares
2003	$12.58	(0.01)	(2.42)	(2.43)	--	--	--	$10.15	(19.32)%	1.29%	(0.12)%	0.82%	$4,841	238%

2004(c)	$10.15	(0.07)	3.41	3.34	--	--	--	$13.49	32.91%	1.25%	(0.56)%	0.49%	$6,635	99%

2005	$13.49	(0.12)(d)	0.92	0.80	--	(0.23)	(0.23)	$14.06	5.83%	1.29%	(0.86)%	0.34%	$6,317	52%

2006	$14.06	(0.06)(d)	4.13	4.07	--	(1.84)	(1.84)	$16.29	30.27%	1.29%	(0.41)%	0.32%	$7,734	79%

2007	$16.29	(0.07)(d)	0.99	0.92	--	(2.16)	(2.16)	$15.05	6.64%	1.29%	(0.51)%	0.35%	$6,930	75%

Mid Cap Growth Fund

Class B Shares
2004(e)	$11.81	(0.06)	1.75	1.69	--	--	--	$13.50	14.31%	2.08%(f)	(1.70)%(f)	0.05%(f)	$125	99%

2005	$13.50	(0.23)(d)	0.92	0.69	--	(0.23)	(0.23)	$13.96	5.01%	2.05%	(1.62)%	0.08%	$312	52%

2006	$13.96	(0.18)(d)	4.08	3.90	--	(1.84)	(1.84)	$16.02	29.23%	2.05%	(1.14)%	0.07%	$647	79%

2007	$16.02	(0.18)(d)	0.97	0.79	--	(2.16)	(2.16)	$14.65	5.91%	2.04%	(1.26)%	0.09%	$646	75%

Mid Cap Stock Fund

Class A Shares
2003	$14.39	(0.00)(g)	(2.48)	(2.48)	--	--	--	$11.91	(17.23)%	1.26%	(0.01)%	0.20%	$102,263	80%

2004	$11.91	(0.05)	3.15	3.10	--	--	--	$15.01	26.03%	1.22%	(0.25)%	0.32%	$68,327	99%

2005	$15.01	(0.01)(d)	1.21	1.20	--	(0.59)	(0.59)	$15.62	7.87%	1.19%	(0.09)%	0.43%	$59,045	210%

2006	$15.62	0.07	3.81	3.88	--	(3.03)	(3.03)	$16.47	26.76%	1.13%	0.42%	0.40%	$67,176	51%

2007	$16.47	0.07(d)	1.76	1.83	(0.11)	(2.00)	(2.11)	$16.19	12.06%	1.15%	0.43%	0.36%	$47,479	47%

Mid Cap Stock Fund

Class B Shares
2003	$14.14	(0.11)	(2.44)	(2.55)	--	--	--	$11.59	(18.03)%	2.21%	(0.96)%	--	$1,713	80%

2004	$11.59	(0.14)	3.03	2.89	--	--	--	$14.48	24.94%	2.12%	(1.16)%	0.00%(h)	$2,333	99%

2005	$14.48	(0.14)(d)	1.17	1.03	--	(0.59)	(0.59)	$14.92	6.97%	2.03%	(0.92)%	0.09%	$2,536	210%

2006	$14.92	(0.00)(g)	3.54	3.54	--	(3.03)	(3.03)	$15.43	25.65%	2.03%	(0.48)%	0.06%	$3,155	51%

2007	$15.43	(0.06)(d)	1.63	1.57	(0.02)	(2.00)	(2.02)	$14.98	11.09%	2.03%	(0.43)%	0.05%	$2,786	47%

Multi Cap Growth Fund

Class A Shares
2003	$13.85	(0.03)	(2.42)	(2.45)	--	--	--	$11.40	(17.69)%	1.19%	(0.20)%	0.82%	$22,820	194%

2004(c)	$11.40	(0.08)(d)	2.50	2.42	--	--	--	$13.82	21.23%	1.20%	(0.56)%	0.30%	$24,196	186%

2005	$13.82	0.01	0.20	0.21	--	--	--	$14.03	1.52%	1.20%	0.07%	0.38%	$20,121	264%

2006	$14.03	(0.00)(d)(g)	2.66	2.66	(0.02)	--	(0.02)	$16.67	18.95%	1.19%	(0.03)%	0.38%	$19,561	124%

2007	$16.67	0.01(d)	1.76	1.77	--	--	--	$18.44	10.62%	1.15%	0.08%	0.55%	$20,035	118%

Multi Cap Growth Fund

Class B Shares
2003	$13.55	(0.14)	(2.33)	(2.47)	--	--	--	$11.08	(18.23)%	1.89%	(0.90)%	0.80%	$8,870	194%

2004(c)	$11.08	(0.17)(d)	2.43	2.26	--	--	--	$13.34	20.40%	1.92%	(1.27)%	0.07%	$10,150	186%

2005	$13.34	(0.09)	0.19	0.10	--	--	--	$13.44	0.75%	1.90%	(0.63)%	0.19%	$8,808	264%

2006	$13.44	(0.11)	2.55	2.44	--	--	--	$15.88	18.15%	1.89%	(0.73)%	0.18%	$7,428	124%

2007	$15.88	(0.10)(d)	1.65	1.55	--	--	--	$17.43	9.76%	1.91%	(0.66)%	0.29%	$4,068	118%


(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.


(b) This expense decrease is reflected in both the net expense and net investment income(loss) ratios.


(c) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another independent registered public accounting firm.


(d) Per share numbers have been calculated using the average shares method.


(e) Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.


(f) Computed on an annualized basis.


(g) Represents less than $0.01.


(h) Represents less than 0.01%.


MTB Group of Funds
Financial Highlights


(For a share outstanding throughout each period)
										Ratios to Average Net Assets

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments, Written Options and Foreign Currency Transactions	Total Distributions	Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

Small Cap Growth

Class A Shares
2003	$17.76	(0.08)	(5.69)	(5.77)	--	--	--	$11.99	(32.49)%	1.33%	(0.67)%	1.05%	$52,397	246%

2004(c)	$11.99	(0.17)(d)	5.71	5.54	--	--	--	$17.53	46.21%	1.36%	(0.99)%	0.42%	$72,164	256%

2005	$17.53	(0.04)	(1.12)	(1.16)	--	(1.84)	(1.84)	$14.53	(7.72)%	1.33%	(0.63)%	0.31%	$50,027	443%

2006	$14.53	(0.05)	6.64	6.59	--	(0.05)	(0.05)	$21.07	45.47%	1.31%	(0.60)%	0.37%	$56,464	534%

2007	$21.07	(0.13)(d)	1.59	1.46	--	(3.13)	(3.13)	$19.40	8.08%	1.31%	(0.68)%	0.30%	$55,406	452%

Small Cap Growth

Class B Shares
2003	$17.60	(0.19)	(5.62)	(5.81)	--	--	--	$11.79	(33.01)%	2.08%	(1.44)%	1.39%	$1,611	246%

2004(c)	$11.79	(0.29)(d)	5.61	5.32	--	--	--	$17.11	45.12%	2.09%	(1.73)%	0.24%	$2,859	256%

2005	$17.11	(0.11)	(1.12)	(1.23)	--	(1.84)	(1.84)	$14.04	(8.35)%	2.06%	(1.38)%	0.08%	$2,574	443%

2006	$14.04	(0.22)	6.43	6.21	--	(0.05)	(0.05)	$20.20	44.35%	2.05%	(1.34)%	0.14%	$2,940	534%

2007	$20.20	(0.26)(d)	1.50	1.24	--	(3.13)	(3.13)	$18.31	7.27%	2.05%	(1.43)%	0.06%	$2,747	452%

Small Cap Growth

Class C Shares
2003(e)	$12.27	(0.03)	(0.43)	(0.46)	--	--	--	$11.81	(3.75)%	2.09%(f)	(1.42)%(f)	9.19%(f)	$147	246%

2004(c)	$11.81	(0.30)(d)	5.64	5.34	--	--	--	$17.15	45.22%	2.12%	(1.76)%	0.43%	$677	256%

2005	$17.15	(0.17)	(1.02)	(1.19)	--	(1.84)	(1.84)	$14.12	(8.06)%	1.84%	(1.12)%	0.08%	$344	443%

2006	$14.12	(0.04)	6.44	6.40	--	(0.05)	(0.05)	$20.47	45.44%	1.28%	(0.56)%	0.14%	$386	534%

2007	$20.47	(0.13)(d)	1.54	1.41	--	(3.13)	(3.13)	$18.75	8.06%	1.31%	(0.68)%	0.08%	$287	452%

Small Cap Stock Fund

Class A Shares
2003	$10.45	0.00(d)(g)	(1.63)	(1.63)	--	(1.93)	(1.93)	$6.89	(14.66)%	1.27%	(0.06)%	0.10%	$106,415	68%

2004	$6.89	(0.03)(d)	3.24	3.21	--	(0.80)	(0.80)	$9.30	47.22%	1.25%	(0.30)%	0.17%	$11,217	55%

2005	$9.30	(0.02)	0.06	0.04	--	(1.23)	(1.23)	$8.11	(0.65)%	1.30%	(0.14)%	0.25%	$4,735	90%

2006	$8.11	(0.01)	2.59	2.58	--	(0.74)	(0.74)	$9.95	33.02%	1.30%	(0.12)%	0.24%	$5,610	59%

2007	$9.95	0.00(d)(g)	0.65	0.65	--	(2.91)	(2.91)	$7.69	7.89%	1.30%	0.03%	0.24%	$6,037	155%

Small Cap Stock Fund

Class B Shares
2003	$10.36	(0.05)(d)	(1.64)	(1.69)	--	(1.93)	(1.93)	$6.74	(15.46)%	2.12%	(0.89)%	--	$506	68%

2004	$6.74	(0.10)(d)	3.16	3.06	--	(0.80)	(0.80)	$9.00	45.99%	2.05%	(1.10)%	0.00%(h)	$1,119	55%

2005	$9.00	(0.05)	0.04	(0.01)	--	(1.23)	(1.23)	$7.76	(1.25)%	2.03%	(0.85)%	0.02%	$1,100	90%

2006	$7.76	(0.05)	2.43	2.38	--	(0.74)	(0.74)	$9.40	31.89%	2.02%	(0.84)%	0.01%	$1,480	59%

2007	$9.40	(0.06)(d)	0.61	0.55	--	(2.91)	(2.91)	$7.04	7.19%	2.03%	(0.70)%	0.01%	$1,541	155%


(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.


(b) This expense decrease is reflected in both the net expense and net investment income(loss) ratios.


(c) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another independent registered public accounting firm.


(d) Per share numbers have been calculated using the average shares method.


(e) Reflects operations for the period from October 1, 2002 (date of initial public investment) to April 30, 2003.


(f) Computed on an annualized basis.


(g) Represents less than $0.01.


(h) Represents less than 0.01%.


HOW TO OBTAIN MORE INFORMATION ABOUT
MTB GROUP OF FUNDS

A Statement of Additional Information (SAI) dated August 31, 2007, is incorporated by reference into this prospectus. Additional information about the Fund’s investments is available in the SAIs and in the Annual and Semi-Annual Reports to shareholders of the MTB Group of Funds as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. To obtain the SAI, the Annual and Semi-Annual Reports (when available) and other information without charge, and make inquiries, call (800) 836-2211.

These documents, as well as additional information about the Funds (include portfolio holdings, performance and distributions) are available on MTB’s website at www.mtbfunds.com.

To Obtain More Information:

Phone: Call 1-800-836-2211

Web: www.mtbfunds.com

Automated price, yield, and performance
information--24 hours a day, 7 days a week:

Call 1-800-836-2211

SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about MTB Group of Funds, from the SEC’s website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by (1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or (2) sending an electronic request to publicinfo@sec.gov.

Cusip 55376T247	Cusip 55376T239
Cusip 55376T213	Cusip 55376T197
Cusip 55376V507	Cusip 55376V606
Cusip 55376T361	Cusip 55376T353
Cusip 55376T312	Cusip 55376T296
Cusip 55376T569	Cusip 55376T551
Cusip 55376T833	Cusip 55376T825
Cusip 55376T874	Cusip 55376T866
Cusip 55376V796	Cusip 55376T627
Cusip 55376T619	Cusip 55376T593
Cusip 55376T585	Cusip 55376T643
Cusip 55376T635	Cusip 55376T106
Cusip 55376T205	Cusip 55376T403
Cusip 55376T502	Cusip 55376T684
Cusip 55376T676	Cusip 55376T700
Cusip 55376T809	Cusip 55376T726
Cusip 55376T718	Cusip 55376T767
Cusip 55376T759	Cusip 55376T395
Cusip 55376T387	Cusip 55376T494
Cusip 55376T486	Cusip 55376T536
Cusip 55376T528	Cusip 55376T130
Cusip 55376T122	Cusip 55376T171
Cusip 55376T163	Cusip 55376T155
Cusip 55376T791	Cusip 55376T783

Investment Advisor

MTB Investment Advisors, Inc.
100 E. Pratt Street
17th Floor
Baltimore, MD 21202
www.mtbia.com

Distributor

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

Co-Administrator

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator

Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Sub-Advisors to MTB
International Equity Fund

Hansberger Global Investors, Inc.
401 East Las Olas Blvd.
Suite 1700
Fort Lauderdale, FL 33301

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111-2900

Sub-Advisor to MTB Small Cap Stock Fund

Copper Rock Capital Partners, LLC
200 Clarendon Street
52nd Floor
Boston, Massachusetts 02116

Sub-Advisor to MTB International Equity Fund,
MTB Mid Cap Stock Fund and
MTB Small Cap Stock Fund

LSV Asset Management
One North Wacker Drive
Suite 4000
Chicago, IL 60606

Sub-Advisor to MTB Equity Income Fund
and MTB Balanced Fund

DePrince, Race & Zollo, Inc.
250 Park Avenue South
Suite 250
Winter Park, FL 32789

Sub-Advisor to MTB Large Cap Value Fund

NWQ Investment Management Company LLC
2049 Century Park East
16th Floor
Los Angeles, CA 90067

Transfer Agent and Dividend Disbursing Agent

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

Custodian and Fund Accountant

State Street Corporation
P.O. Box 8609
Boston, MA 02266-8609

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

SEC File No. 811-5514
33270 (8/07)

[Logo of MTB GROUP OF FUNDS]

We are pleased to send you this Prospectus for Class A, B and C Shares of MTB Group of Funds. The prospectus contains important information about your investments in MTB Group of Funds. Since we are required by law to send a prospectus to each person listed as a shareholder, you (or your household) may receive more than one prospectus.

1-800-836-2211 / mtbfunds.com

MTB FUNDS
100 E. PRATT ST. (15th FLOOR)
BALTIMORE, MD 21202
www.mtbia.com


MTB-PRO-001-0807


[Logo of MTB Group of Funds]

www.mtbfunds.com

Managed by MTB Investment Advisors, Inc. – www.mtbia.com

INSTITUTIONAL CLASS PROSPECTUS : August 31, 2007

INSTITUTIONAL I SHARES, INSTITUTIONAL II SHARES AND CLASS S SHARES

MTB U.S. Treasury Money Market Fund
MTB Money Market Fund

INSTITUTIONAL I SHARES AND INSTITUTIONAL II SHARES

MTB Pennsylvania Tax-Free Money Market Fund
MTB Tax-Free Money Market Fund
MTB U.S. Government Money Market Fund

CORPORATE SHARES

MTB Prime Money Market Fund

INSTITUTIONAL I SHARES

MTB New York Tax-Free Money Market Fund
MTB Income Fund
MTB Intermediate-Term Bond Fund
MTB Maryland Municipal Bond Fund
MTB New York Municipal Bond Fund
MTB Pennsylvania Municipal Bond Fund
MTB Short Duration Government Bond Fund
MTB Short-Term Corporate Bond Fund
MTB U.S. Government Bond Fund
MTB Balanced Fund
MTB Equity Income Fund
MTB Equity Index Fund
MTB International Equity Fund
MTB Large Cap Growth Fund
MTB Large Cap Stock Fund
MTB Large Cap Value Fund
MTB Mid Cap Growth Fund
MTB Mid Cap Stock Fund
MTB Multi Cap Growth Fund
MTB Small Cap Growth Fund
MTB Small Cap Stock Fund

[Logo of MTB Group of Funds]

August 31, 2007 : INSTITUTIONAL CLASS PROSPECTUS

Introduction – Information Common to All Funds

Each portfolio (each, a Fund) of MTB Group of Funds (Trust) is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment advisor (or sub-advisor) invests each Fund’s assets in a way that the advisor believes will help a Fund achieve its goal. Still, investing in each Fund involves risk, and there is no guarantee that a Fund will achieve its goal. The investment advisor’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment advisor does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The MTB U.S. Treasury Money Market Fund, MTB U.S. Government Money Market Fund, MTB Money Market Fund, MTB Tax-Free Money Market Fund, MTB Pennsylvania Tax-Free Money Market Fund, MTB Prime Money Market Fund and MTB New York Tax-Free Money Market Fund try to maintain a constant price per share of $1.00, but there is no guarantee that these Funds will achieve this goal. Please call 1-800-836-2211 to obtain current 7-day yield information for these Funds.

How to Read this Prospectus

MTB Group of Funds is a mutual fund family that offers different classes of shares in separate Funds. The Funds have individual investment goals and strategies. This prospectus gives you important information about the Institutional I Shares, Institutional II Shares, Corporate Shares and Class S Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

Institutional I Shares, Institutional II Shares, Corporate Shares and Class S Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

MTB Funds • Are NOT FDIC Insured • Have No Bank Guarantee • May Lose Value

Managed by MTB Investment Advisors, Inc. The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

Contents


Fund Goals, Strategies, Risks and Performance		1
Money Market Funds		3
Money Market Fund	CUSIP: 55376T445, Symbol: VNSXX (Class S Shares); CUSIP: 55376T429, Symbol: AKMXX (Institutional I Shares); CUSIP: 55376T411, Symbol: AKIXX (Institutional II Shares)	3
New York Tax-Free Money Market Fund	CUSIP: 55376T320, Symbol: VNIXX (Institutional I Shares)	6
Pennsylvania Tax-Free Money Market Fund	CUSIP: 55376T262, Symbol: ARPXX (Institutional I Shares); CUSIP: 55376T254, Symbol: ARAXX (Institutional II Shares)	8
Prime Money Market Fund	CUSIP: 55376T841, Symbol: GVPXX (Corporate Shares)	11
Tax-Free Money Market Fund	CUSIP: 55376V309, Symbol: AKXXX (Institutional I Shares); CUSIP: 55376V408, Symbol: AFIXX (Institutional II Shares)	13
U.S. Government Money Market Fund	CUSIP: 55376V887, Symbol: AKGXX (Institutional I Shares); CUSIP: 55376V879, Symbol: AIIXX (Institutional II Shares)	16
U.S. Treasury Money Market Fund	CUSIP: 55376V853, Symbol: VTSXX (Class S Shares); CUSIP: 55376V846, Symbol: AKTXX (Institutional I Shares); CUSIP: 55376V838, Symbol: ARMXX (Institutional II Shares)	18
Bond Funds		20
Income Fund	CUSIP: 55376T858, Symbol: ARKIX (Institutional I Shares)	20
Intermediate-Term Bond Fund	CUSIP: 55376T817, Symbol: ARIFX (Institutional I Shares)	22
Maryland Municipal Bond Fund	CUSIP: 55376T544, Symbol: ARMTX (Institutional I Shares)	25
New York Municipal Bond Fund	CUSIP: 55376T346, Symbol: VNYIX (Institutional I Shares)	27
Pennsylvania Municipal Bond Fund	CUSIP: 55376T288, Symbol: MVPMX (Institutional I Shares)	29
Short Duration Government Bond Fund	CUSIP: 55376T221, Symbol: GVLDX (Institutional I Shares)	31
Short-Term Corporate Bond Fund	CUSIP: 55376T189, Symbol: MVSTX (Institutional I Shares)	34
U.S. Government Bond Fund	CUSIP: 55376V705, Symbol: MVIGX (Institutional I Shares)	37
Balanced Fund		39
Balanced Fund	CUSIP: 55376T304, Symbol: ARGIX (Institutional I Shares)	39
Stock Funds		42
Equity Income Fund	CUSIP: 55376T601, Symbol: AREIX (Institutional I Shares)	42
Equity Index Fund	CUSIP: 55376T882, Symbol: ARKEX (Institutional I Shares)	45
International Equity Fund	CUSIP: 55376T775, Symbol: MVIEX (Institutional I Shares)	47
Large Cap Growth Fund	CUSIP: 55376T742, Symbol: MLGIX (Institutional I Shares)	50
Large Cap Stock Fund	CUSIP: 55376T692, Symbol: MVEFX (Institutional I Shares)	53
Large Cap Value Fund	CUSIP: 55376T668, Symbol: MLCVX (Institutional I Shares)	56
Mid Cap Growth Fund	CUSIP: 55376T510, Symbol: ARMEX (Institutional I Shares)	59
Mid Cap Stock Fund	CUSIP: 55376T478, Symbol: MMCIX (Institutional I Shares)	62
Multi Cap Growth Fund	CUSIP: 55376T379, Symbol: ARCGX (Institutional I Shares)	65
Small Cap Growth Fund	CUSIP: 55376T148, Symbol: ARPEX (Institutional I Shares)	68
Small Cap Stock Fund	CUSIP: 55376T114, Symbol: MSCIX (Institutional I Shares)	71
Principal Securities of the Funds		73
Other Investment Strategies		80
Specific Risks of Investing in the Funds		80
How are Shares Priced?		84
How to Purchase, Redeem and Exchange Shares		85
Account and Share Information		91
Who Manages the Funds?		93
Sub-Advisors		94
Portfolio Managers		105
Financial Highlights		110
How to Obtain More Information About MTB Group of Funds		123


Fund Goals, Strategies, Risks and
Performance

This prospectus of the Trust offers Institutional I Shares of 21 Funds, including 11 Stock Funds, one Balanced Fund, eight Bond Funds and one Money Market Fund; Institutional I Shares and Institutional II Shares of three Money Market Funds; Corporate Shares of one Money Market Fund; and Institutional I Shares, Institutional II Shares and Class S Shares of two Money Market Funds. Under separate prospectuses, the Trust offers one or more additional classes of shares (Class A Shares, Class A2 Shares, Class B Shares, or Class C Shares) for these and other Funds.

The following pages describe the investment goals (objectives), strategies and principal risks of each Fund whose Institutional I Shares, Institutional II Shares, Corporate Shares or Class S Shares are offered by this prospectus.

There can be no assurance that a Fund will achieve its goal. However, each Fund endeavors to do so by following the strategies and policies described in this prospectus.

The investment goal of each Fund may only be changed upon the approval of a majority of the outstanding Shares of the Fund which may be affected by the changes. Certain investment strategies may be changed without shareholder approval, although a Fund will provide shareholders with at least 60 days prior written notice of a change in its 80% investment policy.

Performance and Financial History of MTB Funds Which Succeeded the ARK Funds

Each of the following Funds (a Successor MTB Fund) is the successor to a corresponding portfolio of the ARK Funds pursuant to a reorganization (ARK Reorganization) which took place on August 15, 2003 or August 22, 2003 (together, the Closing Date).

Successor MTB Fund	Former ARK Portfolio (sometimes referred to as “Accounting Survivor”)

MTB Pennsylvania Tax-Free Money Market Fund	ARK Pennsylvania Tax-Free Money Market Portfolio

MTB Tax-Free Money Market Fund	ARK Tax-Free Money Market Portfolio

MTB U.S. Government Money Market Fund	ARK U.S. Government Money Market Portfolio

MTB Income Fund	ARK Income Portfolio

MTB Intermediate-Term Bond Fund	ARK Intermediate Fixed Income Portfolio

MTB Maryland Municipal Bond Fund	ARK Pennsylvania Tax-Free Portfolio

MTB Pennsylvania Municipal Bond Fund	ARK Pennsylvania Tax-Free Portfolio

MTB Short-Term Corporate Bond Fund	ARK Short-Term Bond Portfolio

MTB Balanced Fund	ARK Balanced Portfolio

MTB Equity Income Fund	ARK Equity Income Portfolio

MTB Equity Index Fund	ARK Equity Index Portfolio

MTB Large Cap Stock Fund	ARK Value Equity Portfolio

MTB Mid Cap Growth Fund	ARK Mid Cap Equity Portfolio

MTB Multi Cap Growth Fund	ARK Capital Growth Portfolio

MTB Small Cap Growth Fund	ARK Small Cap Equity Portfolio

Prior to the Closing Date, each Successor MTB Fund had no investment operations. Accordingly, the performance information provided in the prospectus for periods prior to the Closing Date is historical information for the corresponding ARK Fund (and also reflects that Institutional Shares of each Accounting Survivor have been redesignated as Institutional I Shares of the corresponding MTB Fund). Each of the corresponding ARK Funds was managed by Allied Investment Advisors, Inc. (AIA), which became a wholly-owned subsidiary of Manufacturers and Traders Trust Company (M&T Bank) on April 1, 2003, when M&T Bank Corporation acquired AllFirst Financial, Inc., AllFirst Bank (AllFirst) and their affiliates. On August 22, 2003, the investment advisory operations of M&T Asset Management, a department of M&T Bank, which was the pre-Reorganization advisor to the Trust, were transferred to AIA (which was renamed MTB Investment Advisors, Inc.). Effective on that date, MTB Investment Advisors, Inc. (MTBIA) became the investment advisor to the Trust. Each Successor MTB Fund has investment objectives and policies that are identical or substantially similar to those of the corresponding ARK Fund, although each Successor MTB Fund has different fee and expense arrangements than the corresponding ARK Fund.

Performance and Financial History of MTB Funds Which Succeeded the Governor Funds

Each of the following Funds (Successor MTB Fund) is a successor to a corresponding portfolio of the Governor Funds (Corresponding Governor Fund) pursuant to a reorganization that took place on January 8, 2001.

Successor MTB Fund	Corresponding Governor Fund

MTB Prime Money Market Fund (formerly VISION Institutional Prime Money Market Fund)	Prime Money Market Fund

MTB Short Duration Government	Limited Duration Government

Bond Fund (formerly VISION Institutional Limited Duration U.S. Government Fund)	Securities Fund

MTB International Equity Fund	International Equity Fund

MTB Small Cap Stock Fund	Aggressive Growth Fund

Prior to that date, each Successor MTB Fund had no investment operations. Accordingly, the performance information and financial information provided in the prospectus for periods prior to January 8, 2001, is historical information for the Corresponding Governor Fund. Each of the Corresponding Governor Funds was managed through January 8, 2001 by Martindale Andres & Company LLC, which became a subsidiary of M&T Bank on October 6, 2000. On January 8, 2001, M&T Asset Management, a department of M&T Bank, assumed all advisory responsibilities. Each Corresponding Governor Fund had investment objectives and policies that are identical or substantially similar to that of the Successor MTB Fund, although the Corresponding Governor Funds had different fee and expense arrangements.

Prior to August 15, 2003, MTB Group of Funds was known as Vision Group of Funds. Prior to August 11, 2000, Vision Group of Funds was known as Vision Group of Funds, Inc.

Performance

On the following pages is performance information for each Fund. This information gives you some indication of the risks of an investment in a Fund by comparing each Fund’s performance with a broad measure of market performance. While past performance of a Fund does not necessarily predict future performance, the following information provides you with the historical performance information to assist you in analyzing how each Fund’s investment risks may be balanced by their potential rewards. For more current performance information, including the current 7-Day Net Yields of the Money Market Funds, call (800) 836-2211.

Bar Charts

The bar chart represents the (historical) calendar year performance of each Fund. Following the bar chart is the year-to-date performance of Shares through the most recent calendar quarter. Also provided is the best and worst calendar quarter performance for Shares through the most recent calendar year. For Funds which have more than one class of shares offered by this prospectus with an operating history, the bar chart shows the performance of the class which has the longest operating history.

Average Annual Total Return Tables

Following the bar chart is a performance table showing the Average Annual Total Return of the Funds as compared to an appropriate broad-based securities market index for certain periods ended December 31, 2006. The market indices are unmanaged and are not adjusted for any sales charges, expenses or other fees the SEC requires to be reflected in a Fund’s performance. You cannot invest directly in an index.

Risks Common to the Funds

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

MTB MONEY MARKET FUND

Cusip: 55376T445 Symbol: VNSXX (Class S Shares)
Cusip: 55376T429 Symbol: AKMXX (Institutional I Shares)
Cusip: 55376T411 Symbol: AKIXX (Institutional II Shares)

Goal

To seek current income with liquidity and stability of principal.

Strategy

The Fund invests at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government, banks and corporations.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Performance Information

Risk/Return Bar Chart




Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Class S Shares total returns on a calendar year-end basis.


The Fund’s Class S shares are sold without a sales charge (load). The total returns above are based upon net asset value.


The Fund’s Class S Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2.19%.


Average Annual Total Return Table

The following table represents the Fund’s Class S Shares, Institutional I Shares and Institutional II Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. The table also shows returns for iMoneyNet, Inc. First Tier Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund’s goals. The average is unmanaged and it is not possible to invest directly in an average.


(For the calendar periods ended December 31, 2006)

	1 Year	5 Years	Start of Performance(1)

Class S Shares	4.14%	1.60%	2.79%

Institutional I Shares	4.66%	N/A	2.59%

Institutional II Shares	4.56%	N/A	2.50%

iMoneyNet, Inc. First Tier Institutional Average	4.79%	2.20%	3.44%(2)


(1) The Fund’s Class S Shares start of performance date was June 8, 1998, the Fund’s Institutional I Shares start of performance date was August 18, 2003 and the Fund’s Institutional II Shares start of performance date was August 18, 2003.


(2) Total return for the average is based on the Fund’s Class S Shares start of performance date of June 8, 1998.


The Fund’s Class S Shares, Institutional I Shares and Institutional II Shares 7-Day Net Yields as of December 31, 2006 were 4.39%, 4.89% and 4.79%, respectively. Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.


Past performance is no guarantee of future results This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class S Shares, Institutional I Shares and Institutional II Shares.

Shareholder Fees

	Class S	Institutional I	Institutional II

Fees Paid Directly From Your Investment	None	None	None


Annual Fund Operating Expenses
(Before Waivers)(1)

Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

	Class S	Institutional I	Institutional II

Management Fee(2)	0.40%	0.40%	0.40%

Distribution (12b-1) Fee	0.25%	None	0.25%(3)

Other Expenses	0.38%	0.38%(4)	0.13%

Total Annual Fund Operating Expenses(5)	1.03%	0.78%	0.78%


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.30% for the fiscal year ended April 30, 2007.


(3) A portion of the distribution (12b-1) fee for the Fund’s Institutional II Shares has been waived. The distributor can terminate this waiver at any time. The distribution (12b-1) fee paid by the Fund’s Institutional II Shares (after the waiver) was 0.10% for the fiscal year ended April 30, 2007.


(4) The shareholder services provider waived its entire fee for the Fund’s Institutional I Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver) were 0.13% for the fiscal year ended April 30, 2007.


(5) Although not contractually obligated to do so, the Advisor, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers of Fund Expenses	0.10%	0.35%	0.25%
Total Actual Annual Fund Operating Expenses (after waivers)	0.93%	0.43%	0.53%


Example

The following example is intended to help you compare the cost of investing in the Fund’s Class S Shares, Institutional I Shares and Institutional II Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class S Shares, Institutional I Shares and Institutional II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Class S Shares, Institutional I Shares and Institutional II Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S Shares	$105	$328	$569	$1,259
Institutional I Shares	$80	$249	$433	$966
Institutional II Shares	$80	$249	$433	$966


MTB NEW YORK TAX-FREE MONEY MARKET FUND

Cusip: 55376T320 Symbol: VNIXX (Institutional I Shares)

Goal

To seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.

Strategy

The Fund invests at least 80% of its net assets in a diversified portfolio of tax-exempt money market obligations. The Fund maintains a fundamental investment policy that, under normal market conditions, at least 80% of its income will be exempt from federal regular income tax, federal alternative minimum tax and New York State income tax. Such income should also be exempt from New York City income taxes.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
  New York Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers. The economy of New York state is large and diverse, from agriculture, manufacturing, and high technology in upstate counties to advertising, finance and banking in New York City. Any major changes to the financial conditions of New York City, however, would ultimately have an effect on the state.

Performance Information

Risk/Return Bar Chart




Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.


The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based upon net asset value.


The Fund’s Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 1.57%.


Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. The table also shows returns for iMoneyNet, Inc. Tax-Free State Specific Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund’s goals. The average is unmanaged and it is not possible to invest directly in an average.

For the calendar periods ended December 31, 2006)

	1 Year	Start of Performance(1)

Institutional I Shares	2.89%	1.61%

iMoneyNet, Inc. Tax-Free State Specific Institutional Average	2.98%	1.71%


(1) The Fund's Institutional I Shares start of performance date was August 18, 2003.


The Fund’s Institutional I Shares 7-Day Net Yield as of December 31, 2006 was 3.24%. Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.


Shareholder Fees


Institutional I

Fees Paid Directly From Your Investment	None



Annual Fund Operating Expenses
(Before Waivers)(1)

Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

Institutional I

Management Fee(2)	0.40%

Distribution (12b-1) Fee	None

Other Expenses(3)	0.45%

Total Annual Fund Operating Expenses(4)	0.85%


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.29% for the fiscal year ended April 30, 2007.


(3) The shareholder services provider waived a portion of its fee. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver) were 0.21% for the fiscal year ended April 30, 2007.


(4) Although not contractually obligated to do so, the Advisor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers of Fund Expenses	0.35%
Total Actual Annual Fund Operating Expenses (after waivers)	0.50%


Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$87	$271	$471	$1,049


MTB PENNSYLVANIA TAX-FREE
MONEY MARKET FUND

Cusip: 55376T262 Symbol: ARPXX (Institutional I Shares)
Cusip: 55376T254 Symbol: ARAXX (Institutional II Shares)

Goal

Maximizing current income exempt from federal and Pennsylvania personal income taxes and providing liquidity and security of principal.

Strategy

The Fund seeks its investment goal by investing in high-quality, short-term municipal money market instruments that pay interest that is exempt from federal and Pennsylvania personal income taxes. The Fund has a fundamental policy that, under normal market conditions, at least 80% of its income will be exempt from federal income tax, including the federal alternative minimum tax, and Pennsylvania personal income tax.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
  Pennsylvania Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers. Pennsylvania’s economy has historically been dependent on heavy industry and agriculture but has diversified recently into medical and health services, education and financial services. Future economic difficulties in any of these industries could have an adverse impact on the finances of the state.

Performance Information

Risk/Return Bar Chart




Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.


The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based upon net asset value.


The Fund’s Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 1.55%.


Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares and Institutional II Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. The table also shows returns for iMoneyNet, Inc. Tax-Free State Specific Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund’s goals. The average is unmanaged and it is not possible to invest directly in an average.

(For the calendar periods ended December 31, 2006)

	1 Year	5 Years	Start of Performance(1)

Institutional I Shares	2.85%	1.36%	1.41%

Institutional II Shares	2.81%	1.35%	1.39%

iMoneyNet, Inc. Tax-Free State Specific Institutional Average	2.98%	1.45%	1.51%(2)


(1) The Fund’s Institutional I Shares and Institutional II Shares start of performance dates were May 1, 2001 and May 11, 2001, respectively.


(2) Total return for the average is based on the Fund’s Institutional I Shares start of performance date of May 1, 2001.


The Fund’s Institutional I Shares and Institutional II Shares 7-Day Net Yields as of December 31, 2006 were 3.21% and 3.11%, respectively. Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares and Institutional II Shares.

Shareholder Fees

	Institutional I	Institutional II

Fees Paid Directly From Your Investment	None	None


Annual Fund Operating Expenses
(Before Waivers)(1)

Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

	Institutional I	Institutional II

Management Fee(2)	0.40%	0.40%

Distribution (12b-1) Fee	None	0.25%(3)

Other Expenses	0.76%(4)	0.50%

Total Annual Fund Operating Expenses(5)	1.16%	1.15%


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.06% for the fiscal year ended April 30, 2007.


(3) A portion of the distribution (12b-1) fee for the Fund’s Institutional II Shares has been waived. The distributor can terminate this waiver at any time. The distribution (12b-1) fee paid by the Fund’s Institutional II Shares (after the waiver) was 0.09% for the fiscal year ended April 30, 2007.


(4) The shareholder services provider waived its entire fee for the Fund’s Institutional I Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver) were 0.51% for the fiscal year ended April 30, 2007.


(5) Although not contractually obligated to do so, the Advisor, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers of Fund Expenses	0.59%	0.50%
Total Actual Annual Fund Operating Expenses (after waivers)	0.57%	0.65%


Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares and Institutional II Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares and Institutional II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares and Institutional II Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$118	$368	$638	$1,409
Institutional II Shares	$117	$365	$633	$1,398


MTB PRIME MONEY MARKET FUND

Cusip: 55376T841 Symbol: GVPXX (Corporate Shares)

Goal

To seek current income with liquidity and stability of principal.

Strategy

The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund invests at least 80% of the value of its assets plus the amount of borrowings for investment purposes in money market instruments, consisting primarily of bank certificates of deposit, bankers’ acceptances, prime commercial paper, corporate obligations, municipal obligations, asset-backed securities, securities issued or guaranteed by the U.S. government or its agencies and repurchase agreements backed by such obligations. The Fund may also invest in certain U.S. dollar denominated foreign securities.

Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
  Risks of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.

Performance Information

Risk/Return Bar Chart


<R/>

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Corporate Shares total returns on a calendar year-end basis.


The Fund’s Corporate Shares are sold without a sales charge (load). The total returns above are based upon net asset value.


The Fund’s Corporate Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2.47%.


Average Annual Total Return Table


The following table represents the Fund’s Corporate Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. The table also shows returns for the iMoneyNet Inc. First Tier Institutional Average, which is a composite of money market funds with investment goals similar to the Fund’s goals. The average is unmanaged and it is not possible to invest directly in an average.


(For the calendar periods ended December 31, 2006)


	1 Year	5 Years	10 Years

Corporate Shares	4.66%	2.12%	3.55%

iMoneyNet, Inc. First Tier Institutional Average	4.79%	2.20%	3.73%


The Fund’s 7-Day Net Yield as of December 31, 2006 was 4.99%. Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Corporate Shares.


Shareholder Fees


Corporate

Fees Paid Directly From Your Investment	None


Annual Fund Operating Expenses
(Before Waivers)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


Corporate

Management Fee(2)	0.40%

Distribution (12b-1) Fee(3)	0.25%

Other Expenses(4)	0.38%

Total Annual Fund Operating Expenses(5)	1.03%


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.22% for the fiscal year ended April 30, 2007.


(3) The distribution (12b-1) fee for the Fund’s Corporate Shares has been waived. The distributor can terminate this waiver at any time. The distribution (12b-1) fee paid by the Fund’s Corporate Shares (after the waiver) was 0.00% for the fiscal year ended April 30, 2007.


(4) The shareholder services provider waived a portion of its fee. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Corporate Shares (after the waiver) were 0.18% for the fiscal year ended April 30, 2007.


(5) Although not contractually obligated to do so, the Advisor, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waiver of Fund Expenses	0.63%
Total Actual Annual Fund Operating Expenses (after waivers)	0.40%


Example

This Example is intended to help you compare the cost of investing in the Fund’s Corporate Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Corporate Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Corporate Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Corporate	$105	$328	$569	$1,259


MTB TAX-FREE MONEY MARKET FUND

Cusip: 55376V309 Symbol: AKXXX (Institutional I Shares)
Cusip: 55376V408 Symbol: AFIXX (Institutional II Shares)

Goal


Maximizing current income exempt from federal income tax and providing liquidity and stability of principal.


Strategy

The Fund seeks its investment goal by investing in high-quality, short-term municipal money market instruments that pay interest that is exempt from federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Fund is well diversified among issuers and comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized statistical rating organizations or determined by the Advisor to be of equal credit quality. The Fund maintains a fundamental policy that, under normal market conditions, at least 80% of its income will be exempt from federal income tax, including the federal alternative minimum tax (AMT). The Fund attempts to invest 100% of its assets in securities exempt from federal income tax (not including the AMT).

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Performance Information

Risk/Return Bar Chart



Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.


The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based upon net asset value.


The Fund’s Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 1.63%.


Average Annual Total Return Table


The following table represents the Fund’s Institutional I Shares and Institutional II Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. The table also shows returns for iMoneyNet, Inc. Tax-Free Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund’s goals. The average is unmanaged and it is not possible to invest directly in an average.


(For the calendar periods ended December 31, 2006)


	1 Year	5 Years	10 Years

Institutional I Shares	3.00%	1.52%	2.34%

Institutional II Shares	2.87%	1.43%	2.26%

iMoneyNet, Inc. Tax-Free Institutional Average	3.06%	1.51%	2.32%


The Fund’s Institutional I Shares and Institutional II Shares 7-Day Net Yields as of December 31, 2006 were 3.23% and 3.08%, respectively. Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares and Institutional II Shares.


Shareholder Fees


	Institutional I	Institutional II

Fees Paid Directly From Your Investment	None	None


Annual Fund Operating Expenses
(Before Waivers)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


	Institutional I	Institutional II

Management Fee(2)	0.40%	0.40%

Distribution (12b-1) Fee	None	0.25%(3)

Other Expenses	0.44%(4)	0.19%

Total Annual Fund Operating Expenses(5)	0.84%	0.84%


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.22% for the fiscal year ended April 30, 2007.


(3) A portion of the distribution (12b-1) fee for the Fund’s Institutional II Shares has been waived. The distributor can terminate this waiver at any time. The distribution (12b-1) fee paid by the Fund’s Institutional II Shares (after the waiver) was 0.14% for the fiscal year ended April 30, 2007.


(4) The shareholder services provider waived its entire fee for the Fund’s Institutional I Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver) were 0.19% for the fiscal year ended April 30, 2007.


(5) Although not contractually obligated to do so, the Advisor, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers of Fund Expenses	0.43%	0.29%
Total Actual Annual Fund Operating Expenses (after waivers)	0.41%	0.55%


Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares and Institutional II Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares and Institutional II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares and Institutional II Shares operating expenses are before the waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$86	$268	$466	$1,037
Institutional II Shares	$86	$268	$466	$1,037


MTB U.S. GOVERNMENT MONEY MARKET FUND

Cusip: 55376V887 Symbol: AKGXX (Institutional I Shares)
Cusip: 55376V879 Symbol: AIIXX (Institutional II Shares)

Goal


To seek current income and provide liquidity and security of principal.


Strategy

The Fund seeks its investment goal by investing in obligations issued by the U.S. government and its agencies and instrumentalities and repurchase agreements. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements backed by such instruments.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less. The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Performance Information

Risk/Return Bar Chart



Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.


The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based upon net asset value.


The Fund’s Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2.40%.


Average Annual Total Return Table


The following table represents the Fund’s Institutional I Shares and Institutional II Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. The table also shows returns for iMoneyNet, Inc. Government Institutional Average, which is a composite of money market mutual funds with investment goals similiar to the Fund’s goals. The average is unmanaged and it is not possible to invest directly in an average.


(For the calendar periods ended December 31, 2006)


	1 Year	5 Years	10 Years

Institutional I Shares	4.57%	2.12%	3.58%

Institutional II Shares	4.48%	2.04%	3.51%

iMoneyNet, Inc. Government Institutional Average	4.25%	1.80%	3.25%


The Fund’s Institutional I Shares and Institutional II Shares 7-Day Net Yields as of December 31, 2006 were 4.79% and 4.69%, respectively. Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares and Institutional II Shares.


Shareholder Fees


	Institutional I	Institutional II

Fees Paid Directly From Your Investment	None	None


Annual Fund Operating Expenses
(Before Waivers)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


	Institutional I	Institutional II

Management Fee(2)	0.40%	0.40%

Distribution (12b-1) Fee	None	0.25%(3)

Other Expenses	0.36%(4)	0.11%

Total Annual Fund Operating Expenses(5)	0.76%	0.76%


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.34% for the fiscal year ended April 30, 2007.


(3) A portion of the distribution (12b-1) fee for the Fund’s Institutional II Shares has been waived. The distributor can terminate this waiver at any time. The distribution (12b-1) fee paid by the Fund’s Institutional II Shares (after the waiver) was 0.09% for the fiscal year ended April 30, 2007.


(4) The shareholder services provider waived its entire fee for the Fund’s Institutional I Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver) were 0.11% for the fiscal year ended April 30, 2007.


(5) Although not contractually obligated to do so, the Advisor, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers of Fund Expenses	0.31%	0.22%
Total Actual Annual Fund Operating Expenses (after waivers)	0.45%	0.54%


Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares and Institutional II Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares and Institutional II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares and Institutional II Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$78	$243	$422	$942
Institutional II Shares	$78	$243	$422	$942


MTB U.S. TREASURY MONEY MARKET FUND

Cusip: 55376V853 Symbol: VTSXX (Class S Shares)
Cusip: 55376V846 Symbol: AKTXX (Institutional I Shares)
Cusip: 55376V838 Symbol: ARMXX (Institutional II Shares)

Goal

To seek current income with liquidity and stability of principal.

Strategy

The Fund invests at least 80% of the value of its net assets in a diversified portfolio of direct obligations of the U.S. Treasury, such as Treasury bills and notes, and repurchase agreements secured by these obligations.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

Performance Information

Risk/Return Bar Chart



Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Class S Shares total returns on a calendar year-end basis.


The Fund’s Class S shares are sold without a sales charge (load). The total returns above are based upon net asset value.


The Fund’s Class S Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2.05%.


Average Annual Total Return Table


The following table represents the Fund’s Class S Shares, Institutional I Shares and Institutional II Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. The table also shows returns for the iMoneyNet, Inc. Treasury and Repo Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund’s goals. The average is unmanaged and it is not possible to invest directly in an average.


(For the calendar periods ended December 31, 2006)


	1 Year	5 Years	Start of Performance(1)

Class S Shares	3.93%	1.56%	2.69%

Institutional I Shares	4.36%	N/A	2.33%

Institutional II Shares	4.22%	N/A	2.23%

iMoneyNet, Inc.Treasury and Repo Institutional Average	4.62%	2.05%	3.53%(2)


(1) The Fund’s Class S Shares start of performance date was June 8, 1998, the Fund’s Institutional I Shares start of performance date was August 18, 2003 and the Fund’s Institutional II Shares start of performance date was August 18, 2003.


(2) Total return for the average is based on the Fund’s Class S Shares start of performance date of June 8, 1998.


The Fund’s Class S Shares, Institutional I Shares and Institutional II Shares 7-Day Net Yields as of December 31, 2006 were 4.10%, 4.61%, and 4.46%, respectively. Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class S Shares, Institutional I Shares and Institutional II Shares.


Shareholder Fees


	Class S	Institutional I	Institutional II

Fees Paid Directly From Your Investment	None	None	None


Annual Fund Operating Expenses
(Before Waivers)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


	Class S	Institutional I	Institutional II

Management Fee(2)	0.40%	0.40%	0.40%

Distribution (12b-1) Fee	0.25%(3)	None	0.25%(3)

Other Expenses	0.38%	0.37%(4)	0.12%

Total Annual Fund Operating Expenses(5)	1.03%	0.77%	0.77%


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.36% for the year ended April 30, 2007.


(3) A portion of the distribution (12b-1) fee for the Fund’s Class S Shares and Institutional II Shares has been waived. The distributor can terminate this waiver at any time. The distribution (12b-1) fees paid by the Fund’s Class S Shares and Institutional II Shares (after the waiver) were 0.22% and 0.15%, respectively, for the fiscal year ended April 30, 2007.


(4) The shareholder services provider waived a portion of its fee for the Fund’s Institutional I Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver) were 0.13% for the fiscal year ended April 30, 2007.


(5) Although not contractually obligated to do so, the Advisor, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers of Fund Expenses	0.07%	0.28%	0.14%
Total Actual Annual Fund Operating Expenses (after waivers)	0.96%	0.49%	0.63%


Example

The following example is intended to help you compare the cost of investing in the Fund’s Class S Shares, Institutional I Shares and Institutional II Shares with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund’s Class S Shares, Institutional I Shares and Institutional II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Class S Shares, Institutional I Shares and Institutional II Shares operating expenses are before the waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S Shares	$105	$328	$569	$1,259
Institutional I Shares	$79	$246	$428	$954
Institutional II Shares	$79	$246	$428	$954


MTB INCOME FUND

Cusip: 55376T858 Symbol: ARKIX (Institutional I Shares)

Goal

Primarily current income and secondarily capital growth.

Strategy

The Fund seeks its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage backed securities. The Fund’s Advisor will generally select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (junk bonds). The Fund seeks to maintain a dollar-weighted average maturity of four to twenty years. However, the dollar-weighted average maturity of the Fund’s investments will vary depending on market conditions.

In selecting securities for the Fund, the Advisor considers a security’s current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.


The Fund may engage in credit default swap transactions (i) as buyer or seller, to hedge the Fund’s portfolio against anticipated market trends; (ii) as buyer, to enhance the value of the portfolio through the anticipated capital appreciation of the swap investment; or (iii) as seller, to generate income through the receipt of payments from the swap counterparty.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.


  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Credit risk regarding credit default swap transactions includes the possibility that (i) a counterparty to such transaction will fail to meet its obligations; or (ii) the Fund, as seller of a swap, may be required to pay to its counterparty the entire notional value of the obligation underlying the swap in the event that such underlying obligation defaults.


  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
  Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.
  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Performance Information

Risk/Return Bar Chart



The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.


The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based upon net asset value.


The Fund’s Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 0.56%.


Average Annual Total Return Table


The following table represents the Fund’s Institutional I Shares Average Annual Total Returns, for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Aggregate Bond Index (LBAB), a broad based market index, and Lipper Corporate A-Rated Debt Funds Average. The LBAB is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Lipper Corporate A-Rated Debt Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


Institutional I Shares	1 Year	5 Years	10 Years

Return Before Taxes	3.85%	4.27%	5.30%

Return After Taxes on Distributions(1)	2.18%	2.57%	3.23%

Return After Taxes on Distributions and Sale of Fund Shares(1)	2.50%	2.69%	3.28%

LBAB	4.33%	5.06%	6.24%

Lipper Corporate A-Rated Debt Funds Average	3.89%	4.79%	5.59%


(1) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.


Shareholder Fees


Institutional I

Fees Paid Directly From Your Investment	None


Annual Fund Operating Expenses
(Before Waivers)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


Institutional I

Management Fee(2)	0.60%

Distribution (12b-1) Fee	None

Other Expenses(3)	0.46%

Total Annual Fund Operating Expenses(4)	1.06%


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.55% for the fiscal year ended April 30, 2007.


(3) The shareholder services provider waived a portion of its fee. The shareholders services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver) were 0.24% for the fiscal year ended April 30, 2007.


(4) Although not contractually obligated to do so, the Advisor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers of Fund Expenses	0.27%
Total Actual Annual Fund Operating Expenses (after waivers)	0.79%


Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$108	$337	$585	$1,294


MTB INTERMEDIATE-TERM BOND FUND

Cusip: 55376T817 Symbol: ARIFX (Institutional I Shares)

Goal

Current income.

Strategy

The Fund seeks its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage and asset backed securities. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in fixed income securities. The Fund’s Advisor will select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (junk bonds). The Fund normally invests in securities with intermediate maturities, and the Fund seeks to maintain a dollar-weighted average maturity of three to ten years. However, the Fund has no maturity restrictions on individual issues, and the dollar-weighted average maturity of the Fund’s investments will vary depending on market conditions.

In selecting securities for the Fund, the Advisor considers a security’s current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.


The Fund may engage in credit default swap transactions (i) as buyer or seller, to hedge the Fund’s portfolio against anticipated market trends; (ii) as buyer, to enhance the value of the portfolio through the anticipated capital appreciation of the swap investment; or (iii) as seller, to generate income through the receipt of payments from the swap counterparty.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.


  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Credit risk regarding credit default swap transactions includes the possibility that (i) a counterparty to such transaction will fail to meet its obligations; or (ii) the Fund, as seller of a swap, may be required to pay to its counterparty the entire notional value of the obligation underlying the swap in the event that such underlying obligation defaults.


  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
  Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.
  Active Trading Risks. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you may pay.
  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Performance Information

Risk/Return Bar Chart



The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.


The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based upon net asset value.


The Fund’s Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 0.80%.


Average Annual Total Return Table


The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Intermediate Government/Credit Bond Index (LBIGC), a broad-based market index, and the Lipper Short-Intermediate Investment-Grade Debt Funds Average. The LBIGC is a widely recognized, market value-weighted index of U.S. Treasury securities, U.S. government agency obligations, corporate debt securities, Yankee bonds and nonconvertible corporate debt securities issued by or guaranteed by foreign government and agencies. Lipper Short-Intermediate Investment-Grade Debt Funds Average is a composite of mutual funds, designated by Lipper, Inc. with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


Institutional I Shares	1 Year	5 Years	10 Years

Return Before Taxes	3.89%	4.24%	5.19%

Return After Taxes on Distributions(1)	2.33%	2.60%	3.19%

Return After Taxes on Distributions and Sale of Fund Shares(1)	2.50%	2.67%	3.21%

LBIGC	4.08%	4.53%	5.81%

Lipper Short-Intermediate Investment-Grade Debt Funds Average	3.73%	3.75%	5.04%


(1) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.


Shareholder Fees


Institutional I

Fees Paid Directly From Your Investment	None


Annual Fund Operating Expenses
(Before Waivers)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


Institutional I

Management Fee(2)	0.70%

Distribution (12b-1) Fee	None

Other Expenses(3)	0.41%

Total Annual Fund Operating Expenses(4)	1.11%


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.57% for the fiscal year ended April 30, 2007.


(3) The shareholder services provider waived its entire fee. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver) were 0.16% for the fiscal year ended April 30, 2007.


(4) Although not contractually obligated to do so, the Advisor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers of Fund Expenses	0.38%
Total Actual Annual Fund Operating Expenses (after waivers)	0.73%


Example

This following example is intended to help you compare the cost of investing in the Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$113	$353	$612	$1,352


MTB MARYLAND MUNICIPAL BOND FUND

Cusip: 55376T544 Symbol: ARMTX (Institutional I Shares)

Goal

Current income exempt from federal regular income tax and Maryland state and local income taxes.

Strategy

Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of Maryland and Maryland municipalities. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the individual issues in which it invests.

In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
  Risks of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.
  Maryland Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Maryland issuers. The economy of Maryland is relatively diversified across the service, trade and government sectors, but could be adversely impacted by changes to any of these sectors.

Performance Information

Risk/Return Bar Chart



The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.


The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.


The Fund’s Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 0.29%.


Average Annual Total Return Table


The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 10 Year Municipal Bond Index (LB10MB), the Lehman Brothers 7 Year Municipal Bond Index (LB7MB), each a broad-based market index, and the Lipper Other States Intermediate Municipal Debt Funds Average. The LB10MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between eight and twelve years. The LB7MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between six and eight years. The Lipper Other States Intermediate Municipal Debt Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


Institutional I Shares	1 Year	5 Years	10 Years

Return Before Taxes	3.73%	4.62%	4.78%

Return After Taxes on Distributions(1)	3.69%	4.59%	4.72%

Return After Taxes on Distributions and Sale of Fund Shares(1)	3.90%	4.56%	4.71%

LB10MB	4.71%	5.46%	5.70%

LB7MB	3.98%	4.89%	5.22%

Lipper Other States Intermediate Municipal Debt Funds Average	3.29%	3.84%	4.19%


(1) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA and 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.


Shareholder Fees


Institutional I

Fees Paid Directly From Your Investment	None


Annual Fund Operating Expenses
(Before Waivers)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


Institutional I

Management Fee(2)	0.70%

Distribution (12b-1) Fee	None

Other Expenses(3)	0.44%

Total Annual Fund Operating Expenses(4)	1.14%


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.53% for the fiscal year ended April 30, 2007.


(3) The shareholder services provider waived its entire fee. The shareholders services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver) were 0.19% for the fiscal year ended April 30, 2007.


(4) Although not contractually obligated to do so, the Advisor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers of Fund Expenses	0.42%
Total Actual Annual Fund Operating Expenses (after waivers)	0.72%


Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$116	$362	$628	$1,386


MTB NEW YORK MUNICIPAL BOND FUND

Cusip: 55376T346 Symbol: VNYIX (Institutional I Shares)

Goal

To provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and as is consistent with the preservation of capital.

Strategy

Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of New York and New York municipalities. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the individual issues in which it invests.

In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
  Risks of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.
  New York Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers. The economy of New York state is large and diverse, from agriculture, manufacturing, and high technology in upstate counties to advertising, finance and banking in New York City. Any major changes to the financial conditions of New York City, however, would ultimately have an effect on the state.

Performance Information

Risk/Return Bar Chart



The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.


The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.


The Fund’s Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 0.09%.


Average Annual Total Return Table


The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers New York Tax-Exempt Index (LBNYTE), a broad-based market index, and the Lipper New York Intermediate Municipal Debt Funds Average. The LBNYTE is a total return performance benchmark for the New York long-term, investment grade, tax-exempt bond market. Returns and attributes for this index are calculated semi-monthly using approximately 22,000 municipal bonds classified as general obligation bonds (state and local), revenue bonds (excluding insured revenue bonds), insured bonds (includes all bond insurers with Aaa/AAA ratings), and prerefunded bonds. The Lipper New York Intermediate Municipal Debt Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


Institutional I Shares	1 Year	Start of Performance(1)

Return Before Taxes	4.21%	4.45%

Return After Taxes on Distributions(2)	4.21%	4.37%

Return After Taxes on Distributions and Sale of Fund Shares(2)	4.13%	4.34%

LBNYTE	4.73%	5.07%

Lipper New York Intermediate Municipal Debt Funds Average	3.32%	2.33%


(1) The Institutional I Shares start of performance date was August 18, 2003.


(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.


Shareholder Fees


Institutional I

Fees Paid Directly From Your Investment	None


Annual Fund Operating Expenses
(Before Waivers)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


Institutional I

Management Fee(2)	0.70%

Distribution (12b-1) Fee	None

Other Expenses(3)	0.50%

Total Annual Fund Operating Expenses(4)	1.20%


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.42% for the fiscal year ended April 30, 2007.


(3) The shareholder services provider waived its entire fee. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver) were 0.25% for the fiscal year ended April 30, 2007.


(4) Although not contractually obligated to do so, the Advisor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers of Fund Expenses	0.53%
Total Actual Annual Fund Operating Expenses (after waivers)	0.67%


Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$122	$381	$660	$1,455


MTB PENNSYLVANIA MUNICIPAL BOND FUND

Cusip: 55376T288 Symbol: MVPMX (Institutional I Shares)

Goal

Current income exempt from federal regular income tax and Pennsylvania personal income taxes.

Strategy

Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the Commonwealth of Pennsylvania and Pennsylvania municipalities. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the individual issues in which it invests. In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
  Risks of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.
  Pennsylvania Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers. Pennsylvania’s economy has historically been dependent on heavy industry and agriculture but has diversified recently into medical and health services, education and financial services. Future economic difficulties in any of these industries could have an adverse impact on the finances of the state.

Performance Information

Risk/Return Bar Chart



The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.


The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.


The Fund’s Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 0.02%.


Average Annual Total Return Table


The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 7 Year Municipal Bond Index (LB7MB) and the Lehman Brothers 10 Year Municipal Bond Index (LB10MB), each a broad-based market index, and the Lipper Pennsylvania Intermediate Municipal Debt Funds Average. The LB7MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligations bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between six and eight years. The LB10MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between eight and twelve years. The Lipper Pennsylvania Intermediate Municipal Debt Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


Institutional I Shares	1 Year	5 Years	10 Years

Return Before Taxes	3.60%	4.23%	4.29%

Return After Taxes on Distributions(1)	3.60%	4.23%	4.25%

Return After Taxes on Distributions and Sale of Fund Shares(1)	3.67%	4.19%	4.24%

LB7MB	3.98%	4.89%	5.22%

LB10MB	4.71%	5.46%	5.70%

Lipper Pennsylvania Intermediate Municipal Debt Funds Average	3.69%	3.96%	4.34%


(1) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect on taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.


Shareholder Fees


Institutional I

Fees Paid Directly From Your Investment	None


Annual Fund Operating Expenses
(Before Waivers)(1)

Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


Institutional I

Management Fee(2)	0.70%

Distribution (12b-1) Fee	None

Other Expenses(3)	0.45%

Total Annual Fund Operating Expenses(4)	1.15%


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.65% for the fiscal year ended April 30, 2007.


(3) The shareholder services provider waived its entire fee. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver) were 0.20% for the fiscal year ended April 30, 2007.


(4) Although not contractually obligated to do so, the Advisor and shareholder service provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers of Fund Expenses	0.30%
Total Actual Annual Fund Operating Expenses (after waivers)	0.85%


Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$117	$365	$633	$1,398


MTB SHORT DURATION GOVERNMENT
BOND FUND

Cusip:55376T221 Symbol: GVLDX (Institutional I Shares)

Goal

To seek current income, with preservation of capital as a secondary objective.

Strategy

The Fund normally invests substantially all, but under normal market conditions no less than 80%, of the value of its net assets in a diversified portfolio of debt obligations issued or supported as to principal and interest by the U.S. government or its agencies and instrumentalities including mortgage backed securities, asset backed securities, variable and floating rate securities, and zero coupon securities, and in repurchase agreements backed by such securities. Certain mortgage backed securities, including adjustable rate mortgage securities (ARMs) and collateralized mortgage obligations (CMOs) are included within the definition of “U.S. government securities.” The Fund expects to maintain a duration of less than three years under normal market conditions.

The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in some GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

Performance Information

Risk/Return Bar Chart



The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.


The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.


The Fund’s Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2.20%.


Average Annual Total Return Table


The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. Effective August 15, 2003, the Fund’s Institutional I Shares are no longer sold with a sales charge. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GB), a broad-based market index; and the Lipper Short U.S. Government Average. The LB1-3GB is a widely recognized index of U.S. government obligations with maturities between one and three years. The Lipper Short U.S. Government Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


Institutional I Shares	1 Year	5 Years	10 Years

Return Before Taxes	3.95%	2.76%	4.13%

Return After Taxes on Distributions(1)	2.59%	1.53%	2.45%

Return After Taxes on Distributions and Sale of Fund Shares(1)	2.55%	1.62%	2.49%

LB1-3GB	4.12%	2.97%	4.79%

Lipper Short U.S. Government Average.	3.85%	2.60%	4.30%


(1) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions.These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.


Shareholder Fees


Institutional I

Fees Paid Directly From Your Investment	None


Annual Fund Operating Expenses
(Before Waivers)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


Institutional I

Management Fee(2)	0.60%

Distribution (12b-1) Fee	None

Other Expenses(3)	0.42%

Total Annual Fund Operating Expenses(4)	1.02%


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.50% for the fiscal year ended April 30, 2007.


(3) The shareholder services provider waived its entire fee. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver) were 0.17% for the fiscal year ended April 30, 2007.


(4) Although not contractually obligated to do so, the Advisor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers of Fund Expenses	0.35%
Total Actual Annual Fund Operating Expenses (after waivers)	0.67%


Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$104	$325	$563	$1,248


MTB SHORT-TERM CORPORATE BOND FUND

Cusip: 55376T189 Symbol: MVSTX (Institutional I Shares)

Goal

Current income.

Strategy

The Fund seeks its investment goal by investing primarily in U.S. corporate fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. corporate fixed income securities. The Fund’s Advisor will select investment grade securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (junk bonds). The Fund also invests in a range of U.S. government securities, including mortgage and asset-backed securities. For purposes of the Fund’s 80% investment policy, U.S. corporate fixed income securities may include corporate asset-backed securities. The Fund seeks to maintain a dollar-weighted average maturity of no more than three years. However, the dollar-weighted average maturity of the Fund’s investments will vary depending on market conditions.

In selecting securities for the Fund, the Advisor considers a security’s current yield, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decline in interest rates.


The Fund may engage in credit default swap transactions (i) as buyer or seller, to hedge the Fund’s portfolio against anticipated market trends; (ii) as buyer, to enhance the value of the portfolio through the anticipated capital appreciation of the swap investment; or (iii) as seller, to generate income through the receipt of payments from the swap counterparty.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.


  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Credit risk regarding credit default swap transactions includes the possibility that (i) a counterparty to such transaction will fail to meet its obligations; or (ii) the Fund, as seller of a swap, may be required to pay to its counterparty the entire notional value of the obligation underlying the swap in the event that such underlying obligation defaults.


  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
  Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.
  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Performance Information

Risk/Return Bar Chart



The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.


The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based upon net asset value.


The Fund’s Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 1.95%.


Average Annual Total Return Table


The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-3 Year Government/Credit Bond Index (LBGC), a broad-based market index, and the Lipper Short Investment Grade Debt Funds Average. The LBGC is an index that captures funds with exposures to both government and commercial credit. The Lipper Short Investment Grade Debt Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


Institutional I Shares	1 Year	5 Years	10 Years(1)

Return Before Taxes	4.32%	2.80%	4.09%

Return After Taxes on Distributions(2)	2.97%	1.68%	2.44%

Return After Taxes on Distributions and Sale of Fund Shares(2)	2.79%	1.73%	2.46%

LBGC	4.25%	3.27%	4.98%

Lipper Short Investment Grade Debt Funds Average	4.18%	2.97%	4.38%


(1) The Fund’s Institutional I Shares start of performance date was April 1, 1996. Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Short-Term Bond Fund Shares, which were offered beginning April 1, 1996. The assets of the Marketvest fund were reorganized into the predecessor ARK Fund in 1998 following the acquisition by Allfirst Financial, Inc. of Dauphin Deposit Corporation.


(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions.These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.


Shareholder Fees


Institutional I

Fees Paid Directly From Your Investment	None


Annual Fund Operating Expenses
(Before Waivers)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


Institutional I

Management Fee(2)	0.70%

Distribution (12b-1) Fee	None

Other Expenses(3)	0.54%

Total Annual Fund Operating Expenses(4)	1.24%


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.46% for the fiscal year ended April 30, 2007.


(3) The shareholder services provider waived its entire fee. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver) were 0.29% for the fiscal year ended April 30, 2007.


(4) Although not contractually obligated to do so, the Advisor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers of Fund Expenses	0.49%
Total Actual Annual Fund Operating Expenses (after waivers)	0.75%


Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$126	$393	$681	$1,500


MTB U.S. GOVERNMENT BOND FUND

Cusip: 55376V705 Symbol: MVIGX (Institutional I Shares)

Goal

To provide current income. Capital appreciation is a secondary, non-fundamental investment consideration.

Strategy

Under normal market conditions, the Fund invests at least 80% of the value of its net assets in a diversified portfolio consisting of debt obligations that are guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities, and government-sponsored enterprises including mortgage backed securities issued by U.S. government-sponsored enterprises. The Fund anticipates that most of its assets will be invested in fixed income securities having maturities greater than one year. Certain mortgage backed securities, including adjustable rate mortgage securities (ARMs) and collateralized mortgage obligations (CMOs) are included within the definition of “U.S. government securities.” The Fund may invest at times to a limited extent in other types of debt obligations to enhance total return (e.g., corporate debt obligations, taxable municipal securities, asset backed securities, etc.).

The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in some GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

Performance Information

Risk/Return Bar Chart



The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.


The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.


The Fund’s Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 0.65%.


Average Annual Total Return Table


The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers U.S. Government Bond Index (LBUSGB), a broad-based market index; and the Lipper U.S. Government Funds Average. The LBUSGB is a market value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. The Lipper U.S. Government Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


Institutional I Shares	1 Year	Start of Performance(1)

Return Before Taxes	3.58%	3.32%

Return After Taxes on Distributions(2)	2.04%	1.79%

Return After Taxes on Distributions and Sale of Fund Shares(2)	2.30%	1.94%

LBUSGB	3.48%	3.67%

Lipper U.S. Government Funds Average	1.87%	2.56%


(1) The Fund’s Institutional I Shares start of performance date was August 18, 2003.


(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.


Shareholder Fees


Institutional I

Fees Paid Directly From Your Investment	None


Annual Fund Operating Expenses
(Before Waivers)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


Institutional I

Management Fee(2)	0.70%

Distribution (12b-1) Fee	None

Other Expenses(3)	0.41%

Total Annual Fund Operating Expenses(4)	1.11%


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.68% for the fiscal year ended April 30, 2007.


(3) The shareholder services provider waived its entire fee. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver) were 0.18% for the fiscal year ended April 30, 2007.


(4) Although not contractually obligated to do so, the Advisor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers of Fund Expenses	0.27%
Total Actual Annual Fund Operating Expenses (after waivers)	0.84%


Example

This following example is intended to help you compare the cost of investing in the Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$113	$353	$612	$1,352


MTB BALANCED FUND

Cusip: 55376T304 Symbol: ARGIX (Institutional I Shares)

Goal

To provide total return. The Fund’s total return includes current income and capital appreciation from fixed income securities and equity securities.

Strategy

The Fund seeks its investment goal by investing primarily in a diverse portfolio of common stocks of large cap and mid cap companies, and investment grade fixed income securities. With respect to the equity portion of the portfolio, the Advisor utilizes a blended style of investing by allocating and reallocating, for investment purposes, varying portions of the portfolio to the growth style (where the Advisor looks for companies which have above average sales and earnings growth) and the value style (where DePrince, Race & Zollo, Inc., subadvisor to the value style portion, looks for companies whose securities are attractively valued relative to comparable investments.) The Advisor will also purchase investment grade fixed income securities with varying maturities, including corporate and government securities and mortgage backed securities, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (junk bonds). The Advisor will adjust the Fund’s asset mix based on its analysis of the relative attractiveness and risk of bonds and stocks in connection with economic, financial and other market trends. The Fund maintains at least 25% of its total assets in fixed income securities. In selecting securities for the Fund, the Advisor attempts to maximize total return by purchasing a combination of common stocks and fixed income securities of primarily U.S. issuers. The Advisor will also attempt to minimize price declines during equity market downturns by reallocating assets to fixed income securities.


For purposes of the fund strategy regarding selection of common stocks, mid cap companies will be defined as companies with market capitalizations similar to companies in the S&P Mid Cap 400 Index and the Russell Mid Cap Index; and large cap companies will be defined as companies with market capitalizations similar to companies in the S&P 500 Index. The definitions will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the relevant indexes. As of June 30, 2007, the market capitalization of companies in the S&P Mid Cap 400 Index ranged from $500 million to $10.7 billion; the market capitalization of companies in the Russell Mid Cap Index ranged from $1.5 billion to $22.4 billion; and the market capitalization of companies in the S&P 500 Index ranged from $1.7 billion to $472.5 billion. The capitalization ranges are subject to frequent change, and thus the applicable range of market capitalizations defining mid- and large-cap companies at time of purchase will likely differ from the range at June 30, 2007.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
  Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.
  Asset Allocation Risks. The risk that the Advisor’s asset allocation decisions between equity sectors, on the one hand, and fixed income securities, on the other hand, will not anticipate market trends successfully.
  Risks of Foreign Securities. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.

Performance Information

Risk/Return Bar Chart



The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.


The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based upon net asset value.


The Fund’s Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 6.22%.


Average Annual Total Return Table


The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500/Citigroup Growth Index (S&P 500/CG) and the Lehman Brothers Aggregate Bond Index (LBAB), each a broad-based market index; and the Lipper Balanced Funds Average. The S&P 500/CG is an unmanaged index comprised of approximately half of the market capitalization of the S&P 500 Index that have been identified as being on the growth end of the growth-value spectrum. The LBAB is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Lipper Balanced Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


Institutional I Shares	1 Year	5 Years	10 Years

Return Before Taxes	9.91%	2.82%	7.32%

Return After Taxes on Distributions(1)	9.20%	2.34%	5.95%

Return After Taxes on Distributions and Sale of Fund Shares(1)	6.42%	2.16%	5.64%

S&P 500/CG	11.01%	3.30%	7.13%

LBAB	4.33%	5.06%	6.24%

Lipper Balanced Funds Average	10.72%	5.73%	6.88%


(1) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.


Shareholder Fees


Institutional I

Fees Paid Directly From Your Investment	None


Annual Fund Operating Expenses
(Before Waivers)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


Institutional I

Management Fee(2)	0.65%

Distribution (12b-1) Fee	None

Other Expenses(3)	0.72%

Total Direct Annual Fund Operating Expenses	1.37%

Acquired Fund Fees and Expenses(4)	0.04%

Total Direct and Acquired Annual Fund Operating Expenses(5)	1.41%


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.39% for the fiscal year ended April 30, 2007.


(3) The shareholder services provider waived a portion of its fee. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver) were 0.55% for the fiscal year ended April 30, 2007.


(4) The Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund’s indirect expenses from investing in the acquired funds is based upon the average allocation of the Fund’s investments in the acquired funds and upon the actual operating expenses of the acquired funds (including any current waivers and expense limitations) from their most recent shareholder report. Actual acquired funds expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.


(5) Although not contractually obligated to do so, the Advisor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers of Fund Expenses	0.43%
Total Direct and Acquired Annual Fund Operating Expenses (after waivers)	0.98%


Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (before waivers) as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$144	$446	$771	$1,691


MTB EQUITY INCOME FUND

Cusip: 55376T601 Symbol: AREIX (Institutional I Shares)

Goal

Current income and growth of capital.

Strategy

The Fund seeks its investment goal by investing primarily in dividend-paying U.S. common stocks and other equity securities. Under normal circumstances, at least 80% of the value of the Fund’s net assets will be invested in dividend-paying equity securities. The Fund may, to a limited extent, purchase convertible and preferred stocks and investment grade fixed income securities. The Fund’s investment advisor will build a broadly diversified portfolio of stocks of mid-size and large companies that have an above-average dividend yield relative to the broad stock market.

In selecting securities for the Fund, the Advisor purchases stocks of high-quality companies that have consistently paid dividends. In addition, the Advisor will generally invest in stocks of companies whose securities are attractively valued relative to comparable investments.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
  Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Performance Information

Risk/Return Bar Chart



The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.


The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.


The Fund’s Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 8.83%.


Average Annual Total Return Table


The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500) and the Russell 1000 Value Index (Russell 1000 Value), each a broad-based market index and the Lipper Equity Income Funds Average. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 1000 Value measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The Lipper Equity Income Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


Institutional I Shares	1 Year	5 Years	10 Years

Return Before Taxes	21.71%	6.61%	7.54%

Return After Taxes on Distributions(1)	17.54%	4.55%	5.33%

Return After Taxes on Distributions and Sale of Fund Shares(1)	14.83%	4.92%	5.54%

S&P 500	15.79%	6.19%	8.42%

Russell 1000 Value	22.25%	10.86%	11.00%

Lipper Equity Income Funds Average	18.20%	7.81%	8.19%


(1) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.


Shareholder Fees


Institutional I

Fees Paid Directly From Your Investment	None


Annual Fund Operating Expenses
(Before Waivers)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


Institutional I

Management Fee(2)	0.70%

Distribution (12b-1) Fee	None

Other Expenses(3)	0.58%

Total Direct Annual Fund Operating Expenses	1.28%

Acquired Fund Fees and Expenses(4)	0.01%

Total Direct and Acquired Annual Fund Operating Expenses(5)	1.29%


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.61% for the fiscal year ended April 30, 2007.


(3) The shareholder services provider waived a portion of its fee. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver) were 0.40% for the fiscal year ended April 30, 2007.


(4) The Fund’s shareholders indirectly bear the expenses of the acquired fund in which the Fund invests. The Fund’s indirect expenses from investing in the acquired fund is based upon the average allocation of the Fund’s investments in the acquired fund and upon the actual operating expenses of the acquired fund (including any current waivers and expense limitations) from its most recent shareholder report. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired fund and with other events that directly affect the expenses of the acquired fund.


(5) Although not contractually obligated to do so, the Advisor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers of Fund Expenses	0.27%
Total Direct and Acquired Annual Fund Operating Expenses (after waivers)	1.02%


Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (before waivers), as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$131	$409	$708	$1,556


MTB EQUITY INDEX FUND

Cusip: 55376T882 Symbol: ARKEX (Institutional I Shares)

Goal

Investment results that correspond to the performance of the Standard & Poor’s 500 Index (S&P 500).

Strategy

The Fund seeks its investment goal by investing in substantially all of the securities listed in the S&P 500, which is comprised of 500 selected securities (mostly common stocks). Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of companies included in the S&P 500. The Fund is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the S&P 500. The Fund will approximate the industry and sector weightings of the S&P 500 by matching the weightings of the stocks included in the S&P 500.

The Fund may, to a limited extent, invest in futures contracts, options, options on futures, and index participation contracts based on the S&P 500. The Fund will invest in these contracts and options to maintain sufficient liquidity to meet redemption requests, to increase the level of Fund assets devoted to replicating the composition of the S&P 500, and to reduce transaction costs. Although the Fund will not replicate the performance of the S&P 500 precisely, it is anticipated that there will be a close correlation between the Fund’s performance and that of the S&P 500 in both rising and falling markets. The size and timing of cash flows and the level of expenses are the principal factors that contribute to the lack of precise correlation between the S&P 500 and the Fund. The Fund attempts to achieve a 95% or better correlation between the performance of the Fund and that of the S&P 500.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Tracking Error Risks. Due to additional expenses borne by the Fund which are not borne by the Fund’s benchmark index, the Fund may not be able achieve its investment objective of accurately correlating to the S&P 500.

Performance Information

Risk/Return Bar Chart



The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.


The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based upon net asset value.


The Fund’s Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 6.86%.


Average Annual Total Return Table


The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500), a broad-based market index; and the Lipper Standard & Poor’s 500 Index Average. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lipper Standard & Poor’s 500 Index Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. Is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


Institutional I Shares	1 Year	5 Years	Start of Performance(1)

Return Before Taxes	15.46%	5.84%	5.89%

Return After Taxes on Distributions(2)	14.81%	5.45%	4.90%

Return After Taxes on Distributions and Sale of Fund Shares(2)	10.02%	4.86%	4.67%

S&P 500	15.79%	6.19%	6.46%

Lipper Standard & Poor’s 500 Index Average	15.19%	5.60%	5.91%


(1) The Fund’s Institutional I Shares start of performance date was October 1, 1997.


(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.


Shareholder Fees


Institutional I

Fees Paid Directly From Your Investment	None


Annual Fund Operating Expenses
(Before Waivers)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


Institutional I

Management Fee(2)	0.20%

Distribution (12b-1) Fee	None

Other Expenses(3)	0.49%

Total Annual Fund Operating Expenses(4)	0.69%


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.04% for the fiscal year ended April 30, 2007.


(3) The shareholder services provider waived its entire fee. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver) were 0.24% for the fiscal year ended April 30, 2007.


(4) Although not contractually obligated to do so, the Advisor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers of Fund Expenses	0.41%
Total Actual Annual Fund Operating Expenses (after waivers)	0.28%


Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$70	$221	$384	$859


MTB INTERNATIONAL EQUITY FUND

Cusip: 55376T775 Symbol: MVIEX (Institutional I Shares)

Goal

To seek long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

Strategy


The Fund will invest substantially all, but under normal circumstances not less than 80% (measured at time of purchase), of the value of its net assets (plus borrowings for investment purposes, if any) in a diversified portfolio of equity securities in at least eight countries other than the United States. Equity securities include common stocks and preferred stocks as well as convertible securities. Although it may invest anywhere in the world, the Fund invests primarily in the equity markets listed in the Morgan Stanley Capital International European, Australasia, Far East (MSCI EAFE) Index®, the benchmark against which the Fund measures the performance of its portfolio. The Fund may also invest in foreign forward currency contracts to achieve allocation strategies. The Advisor utilizes a blended style of investing by allocating and reallocating, for investment management purposes, varying portions of the portfolio among the Fund’s sub-advisors, LSV Asset Management (LSV) (with respect to the value style portion of the portfolio, where LSV looks for companies with relatively low or unrecognized valuations); SSgA Funds Management, Inc. (SsgA FM) (with respect to the core style portion of the portfolio, where SsgA FM uses value, growth and investor sentiment factors to determine stock selection); and Hansberger Global Investors, Inc. (HGI) (with respect to the growth style portion of the portfolio, where HGI looks for companies which have above-average sales and earnings growth).


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
  Risks of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.
  Currency Risks. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.
  Risks of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets.
  Active Trading Risks. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you may pay.

Performance Information

Risk/Return Bar Chart



The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.


The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.


The Fund’s Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 11.70%.


Average Annual Total Return Table


The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Morgan Stanley Capital International - Europe, Australasia and Far East Index (MSCI-EAFE) and the Lipper International Large Cap Core Funds Average. The MSCI-EAFE is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MCSI indices. The Lipper International Large Cap Core Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


Institutional I Shares	1 Year	Start of Performance(1)

Return Before Taxes	26.40%	21.13%

Return After Taxes on Distributions(2)	24.19%	19.81%

Return After Taxes on Distributions and Sale of Fund Shares(2)	17.47%	18.13%

MSCI-EAFE	26.34%	24.29%

Lipper International Large Cap Core Funds Average	24.23%	22.17%


(1) The Fund’s Institutional I Shares start of performance date was August 18, 2003.


(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.


Shareholder Fees


Institutional I

Fees Paid Directly From Your Investment	None


Annual Fund Operating Expenses
(Before Waivers and Reduction)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


Institutional I

Management Fee(2)	1.00%

Distribution (12b-1) Fee	None

Other Expenses(3)	0.63%

Total Direct Annual Fund Operating Expenses	1.63%

Acquired Fund Fees and Expenses(4)	0.01%

Total Direct and Acquired Annual Fund Operating Expenses(5)	1.64%


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Adviser waived a portion of the management fee. The Adviser can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.98% for the fiscal year ended April 30, 2007.


(3) The shareholder services provider waived a portion of its fee. Additionally, the shareholder services provider did not charge, and therefore the Fund’s Institutional I Shares did not accrue, a portion of its fee. The shareholder services provider can terminate this waiver and reduction at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver and reduction) were 0.48% for the fiscal year ended April 30, 2007.


(4) The Fund’s shareholders indirectly bear the expenses of the acquired fund in which the Fund invests. The Fund’s indirect expenses from investing in the acquired fund is based upon the average allocation of the Fund’s investments in the acquired fund and upon the actual operating expenses of the acquired fund (including any current waivers and expense limitations) from its most recent shareholder report. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired fund and with other events that directly affect the expenses of the acquired fund.


(5) Although not contractually obligated to do so, the Adviser and shareholder services provider waived certain amounts. Additionally, the shareholder services provider did not charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers and Reduction of Fund Expenses	0.17%
Total Direct and Acquired Annual Fund Operating Expenses (after waivers and reduction)	1.47%


Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (before waivers and reduction), as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$167	$517	$892	$1,944


MTB LARGE CAP GROWTH FUND

Cusip: 55376T742 Symbol: MLGIX (Institutional I Shares)

Goal

To provide capital appreciation.

Strategy

The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of large cap companies. Equity securities include common and preferred stocks as well as convertible securities. The Advisor uses a bottom-up approach to selecting growth-oriented stocks. The Fund seeks to invest in high-quality, well-established large cap companies that:

  have a strong history of earnings growth;
  are attractively priced, relative to the company’s potential for above-average, long-term earnings and revenue growth;
  have strong balance sheets;
  have a sustainable competitive advantage; and
  are currently, or have the potential to become, industry leaders.

The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the security’s price or to hedge against its potential price volatility.


For the purposes of the 80% limitation, large cap companies will be defined as companies with market capitalizations similar to companies in the S&P 500 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the index. As of June 30, 2007, the market capitalization of companies in the S&P 500 Index ranged from $1.7 billion to $472.5 billion. The capitalization range is subject to frequent change, and thus the applicable range of market capitalizations defining large cap companies at time of purchase will likely differ from the range at June 30, 2007.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Close Out Risks. In a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund.
  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Performance Information

Risk/Return Bar Chart



The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.


The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.


The Fund’s Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 7.96%.


Average Annual Total Return Table


The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500/Citigroup Growth Index (S&P 500/CG), a broad-based market index, and the Lipper Large-Cap Growth Funds Average. The S&P 500/CG is an unmanaged index comprised of approximately half the market capitalization of the S&P 500 Index that have been identified as being on the growth end of the growth-value spectrum. The Lipper Large-Cap Growth Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


Institutional I Shares	1 Year	Start of Performance(1)

Return Before Taxes	10.43%	7.01%

Return After Taxes on Distributions(2)	10.33%	6.96%

Return After Taxes on Distributions and Sale of Fund Shares(2)	6.78%	6.01%

S&P 500/CG	15.77%	9.45%

Lipper Large-Cap Growth Funds Average	5.61%	(4.72)%


(1) The Fund’s Institutional I Shares start of performance date was August 18, 2003.


(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.


Shareholder Fees


Institutional I

Fees Paid Directly From Your Investment	None


Annual Fund Operating Expenses
(Before Waivers)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


Institutional I

Management Fee(2)	0.85%

Distribution (12b-1) Fee	None

Other Expenses(3)	0.61%

Total Direct Annual Fund Operating Expenses	1.46%

Acquired Fund Fees and Expenses(4)	0.01%

Total Direct and Acquired Annual Fund Operating Expenses(5)	1.47%


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.71% for the fiscal year ended April 30, 2007.


(3) The shareholder services provider waived a portion of its fee. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver) were 0.44% for the fiscal year ended April 30, 2007.


(4) The Fund’s shareholders indirectly bear the expenses of the acquired fund in which the Fund invests. The Fund’s indirect expenses from investing in the acquired fund is based upon the average allocation of the Fund’s investments in the acquired fund and upon the actual operating expenses of the acquired fund (including any current waivers and expense limitations) from its most recent shareholder report. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired fund and with other events that directly affect the expenses of the acquired fund.


(5) Although not contractually obligated to do so, the Advisor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers of Fund Expenses	0.31%
Total Direct and Acquired Annual Fund Operating Expenses (after waivers)	1.16%


Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (before waivers), as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$150	$465	$803	$1,757


MTB LARGE CAP STOCK FUND

Cusip: 55376T692 Symbol: MVEFX (Institutional I Shares)

Goal

Growth of principal.

Strategy

The Fund seeks its investment goal by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in equity securities (primarily common stocks) of large cap companies. In selecting investments for the Fund, the Advisor uses an investment process consisting of three levels of analysis: trend, quantitative, and qualitative. The Advisor identifies trends that are likely to affect sectors, industries, and specific companies and their respective share prices. The Advisor uses quantitative analysis to target growth companies that have exhibited both high returns on invested capital and prudent capital management. The Advisor’s quantitative models include factors such as company share repurchase programs, cash flow return on invested capital, and the market value of the firm relative to the capital employed by the firm. The Advisor uses qualitative analysis for seeking growing companies in growing markets. Important qualitative attributes include gross profit growth, sustainable competitive advantage, strategic leverage, consistency of execution, and identifiable core competency. In conjunction with these three levels of analysis, the Advisor seeks to purchase stocks of the identified companies at reasonable valuations. The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the security’s price or to hedge against its potential price volatility.


For the purposes of the 80% limitation, large cap companies will be defined as companies with market capitalizations similar to companies in the S&P 500 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the index. As of June 30, 2007, the market capitalization of companies in the S&P 500 Index ranged from $1.7 billion to $472.5 billion. The capitalization range is subject to frequent change, and thus the applicable range of market capitalizations defining large cap companies at time of purchase will likely differ from the range at June 30, 2006.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
  Risks Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Close Out Risks. In a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund.
  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Performance Information

Risk/Return Bar Chart



The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.


The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based upon net asset value.


The Fund’s Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 7.78%.


Average Annual Total Return Table


The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500), a broad-based market index and the Lipper Large Cap Core Funds Average. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lipper Large Cap Core Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


Institutional I Shares	1 Year	5 Years	10 Years

Return Before Taxes	10.26%	2.74%	6.33%

Return After Taxes on Distributions(1)	9.52%	1.85%	4.32%

Return After Taxes on Distributions and Sale of Fund Shares(1)	6.99%	2.12%	4.66%

S&P 500	15.79%	6.19%	8.42%

Lipper Large Cap Core Funds Average	13.80%	5.03%	7.00%


(1) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.


Shareholder Fees


Institutional I

Fees Paid Directly From Your Investment	None


Annual Fund Operating Expenses
(Before Waivers and Reduction)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


Institutional I

Management Fee(2)	0.85%

Distribution (12b-1) Fee	None

Other Expenses(3)	0.43%

Total Annual Fund Operating Expenses(4)	1.28%


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.82% for the fiscal year ended April 30, 2007.


(3) The shareholder services provider waived a portion of its fee. Additionally, the shareholder services provider did not charge, and therefore the Fund’s Institutional I Shares did not accrue, a portion of its fee. The shareholders services provider can terminate this waiver and reduction at any time. Total other expense paid by the Fund’s Institutional I Shares (after the waiver and reduction) were 0.27% for the fiscal year ended April 30, 2007.


(4) Although not contractually obligated to do, so the Advisor and shareholder services provider waived certain amounts. Additionally the shareholder services provider did not charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers and Reduction of Fund Expenses	0.19%
Total Actual Annual Fund Operating Expenses (after waivers and reduction)	1.09%


Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$130	$406	$702	$1,545


MTB LARGE CAP VALUE FUND

Cusip: 55376T668 Symbol: MLCVX (Institutional I Shares)

Goal

To provide capital appreciation. Current income is a secondary, non-fundamental consideration.

Strategy

Under normal market conditions, the Fund invests at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of large cap U.S. companies. Equity securities include common and preferred stocks, as well as convertible securities. The investment advisor uses a value-oriented approach to select those companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements.


For the purposes of the 80% limitation, large cap companies will be defined as companies with market capitalizations similar to companies in the S&P 500 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the index. As of June 30, 2007, the market capitalization of companies in the S&P 500 Index ranged from $1.7 billion to $472.5 billion. The capitalization range is subject to frequent change, and thus the applicable range of market capitalizations defining large cap companies at time of purchase will likely differ from the range at June 30, 2007.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
  Risks of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.

Performance Information

Risk/Return Bar Chart



The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.


The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.


The Fund’s Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 8.52%.


Average Annual Total Return Table


The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depends on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500/Citigroup Value Index (S&P 500/CV), a broad-based market index, and the Lipper Large Cap Value Funds Average. The S&P 500/CV is an unmanaged index comprised of approximately half the market capitalization of the S&P 500 Index that have been identified as being on the value end of the growth-value spectrum. The Lipper Large Cap Value Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


Institutional I Shares	1 Year	Start of Performance(1)

Return Before Taxes	17.38%	15.28%

Return After Taxes on Distributions(2)	15.61%	14.33%

Return After Taxes on Distributions and Sale of Fund Shares(2)	12.43%	13.04%

S&P 500/CV	20.80%	16.47%

Lipper Large Cap Value Funds Average	18.10%	14.64%


(1) The Fund’s Institutional I Shares start of performance date was August 18, 2003.


(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.


Shareholder Fees


Institutional I

Fees Paid Directly From Your Investment	None


Annual Fund Operating Expenses
(Before Waiver)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


Institutional I

Management Fee	0.70%

Distribution (12b-1) Fee	None

Other Expenses(2)	0.44%

Total Direct Annual Fund Operating Expenses	1.14%

Acquired Fund Fees and Expenses(3)	0.01%

Total Direct and Acquired Annual Fund Operating Expenses(4)	1.15%


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The shareholder services provider waived a portion of its fee. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver) were 0.30% for the fiscal year ended April 30, 2007.


(3) The Fund’s shareholders indirectly bear the expenses of the acquired fund in which the Fund invests. The Fund’s indirect expenses from investing in the acquired fund is based upon the average allocation of the Fund’s investments in the acquired fund and upon the actual operating expenses of the acquired fund (including any current waivers and expense limitations) from its most recent shareholder report. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired fund and with other events that directly affect the expenses of the acquired fund.


(4) Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waiver of Fund Expenses	0.14%
Total Direct and Acquired Annual Fund Operating Expenses (after waiver)	1.01%


Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (before waiver) as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$117	$365	$633	$1,398


MTB MID CAP GROWTH FUND

Cusip: 55376T510 Symbol: ARMEX (Institutional I Shares)

Goal

Long-term capital appreciation.

Strategy

The Fund seeks its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of mid cap companies. The Fund’s Advisor chooses stocks of mid cap companies that have significant growth potential. In selecting securities for the Fund, the Advisor purchases securities of companies that have not reached full maturity, but that have above-average sales and earnings growth. The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the security’s price or to hedge against its potential price volatility.


For the purposes of the 80% limitation, mid cap companies will be defined as companies with market capitalizations similar to companies in the S&P Mid Cap 400 Index or the Russell Mid Cap Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the indexes. As of June 30, 2007, the market capitalization of companies in the S&P Mid Cap 400 Index ranged from $500.0 million to $10.7 billion, and the market capitalization of companies in the Russell Mid Cap Index ranged from $1.5 billion to $22.4 billion. The capitalization ranges are subject to frequent change, and thus the applicable range of market capitalizations defining mid cap companies at time of purchase will likely differ from the range at June 30, 2007.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Close Out Risks. In a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund.
  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Performance Information

Risk/Return Bar Chart



The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.


The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.


The Fund’s Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 13.37%.


Average Annual Total Return Table


The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ending December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s Mid Cap 400/Citigroup Growth Index (S&P Mid Cap 400/CG), a broad-based market index; and the Lipper Mid Cap Growth Funds Average. The S&P Mid Cap 400/CG is an unmanaged index comprised of approximately half the market capitalization of the S&P 500 Index that have been identified as being on the growth end of the growth-value spectrum. The Lipper Mid Cap Growth Funds Average is a composite of the mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


Institutional I Shares	1 Year	5 Years	10 Years

Return Before Taxes	6.39%	7.48%	11.21%

Return After Taxes on Distributions(1)	3.75%	6.53%	9.46%

Return After Taxes on Distributions and Sale of Fund Shares(1)	6.54%	6.35%	9.22%

S&P Mid Cap 400/CG	10.32%	10.90%	13.48%

Lipper Mid Cap Growth Funds Average	8.67%	5.97%	7.54%


(1) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.


Shareholder Fees


Institutional I

Fees Paid Directly From Your Investment	None


Annual Fund Operating Expenses
(Before Waivers)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


Institutional I

Management Fee(2)	0.85%

Distribution (12b-1) Fee	None

Other Expenses(3)	0.54%

Total Direct Annual Fund Operating Expenses	1.39%

Acquired Fund Fees and Expenses(4)	0.01%

Total Direct and Acquired Annual Fund Operating Expenses(5)	1.40%


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.76% for the fiscal year ended April 30, 2007.


(3) The shareholder services provider waived a portion of its fee. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver) were 0.38% for the fiscal year ended April 30, 2007.


(4) The Fund’s shareholders indirectly bear the expenses of the acquired fund in which the Fund invests. The Fund’s indirect expenses from investing in the acquired fund is based upon the average allocation of the Fund’s investments in the acquired fund and upon the actual operating expenses of the acquired fund (including any current waivers and expense limitations) from its most recent shareholder report. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired fund and with other events that directly affect the expenses of the acquired fund.


(5) Although not contractually obligated to do so, the Advisor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers of Fund Expenses	0.25%
Total Direct and Acquired Annual Fund Operating Expenses (after waivers)	1.15%


Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (before waivers), as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$143	$443	$766	$1,680


MTB MID CAP STOCK FUND

Cusip: 55376T478 Symbol: MMCIX (Institutional I Shares)

Goal

To provide total return. The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that capital appreciation will comprise the largest component of its total return.

Strategy

The Fund pursues its goal by investing, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of mid-cap companies. Equity securities include common and preferred stocks as well as convertible securities. The Advisor utilizes a blended style of investing by allocating and reallocating, for investment management purposes, varying portions of the portfolio between the Advisor (with respect to growth style portion of the portfolio, where the Advisor looks for companies which have above-average sales and earnings growth) and the Fund’s Sub-Advisor, LSV Asset Management (LSV) (with respect to the value style portion of the portfolio, where LSV looks for companies with relatively low or unrecognized valuations). The Fund’s total return will result mostly from capital appreciation rather than income. The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the security’s price or to hedge against its potential price volatility.


For the purposes of the 80% limitation, mid cap companies will be defined as companies with market capitalizations similar to companies in the S&P Mid Cap 400 Index or the Russell Mid Cap Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the indexes. As of June 30, 2007, the market capitalization of companies in the S&P Mid Cap 400 Index ranged from $500.0 million to $10.7 billion, and the market capitalization of companies in the Russell Mid Cap Index ranged from $1.5 billion to $22.4 billion. The capitalization ranges are subject to frequent change, and thus the applicable range of market capitalizations defining mid cap companies at time of purchase will likely differ from the range at June 30, 2007.


MTB Mid Cap Stock Fund commenced operations on October 15, 1999, when it acquired both VISION Growth and Income Fund and VISION Capital Appreciation Fund (the “Acquired Funds”) in a reorganization. In order to comply with comments made by the staff of the SEC, Mid Cap Stock Fund had to become an “accounting survivor” of one of the Acquired Funds, despite the differences in the investment objective, strategies, policies and expenses of the Acquired Funds, and the fact that Mid Cap Stock Fund’s sub-advisor never managed, or provided any investment advice to, the Acquired Funds. Accordingly, the following financial and performance information presented for Mid Cap Stock Fund in reality reflects the historical operations of VISION Growth and Income Fund for all periods prior to October 15, 1999. This past performance does not necessarily predict future performance of Mid Cap Stock Fund and should be evaluated in light of the Fund’s organization and the differences noted above.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
  Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Close Out Risks. In a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund.
  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Performance Information

Risk/Return Bar Chart



The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.


The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.


The Fund’s Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 10.05%.


Average Annual Total Return Table


The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s Mid Cap 400 Index (S&P Mid Cap 400), a broad-based market index and the Lipper Mid Cap Core Funds Average. The S&P Mid Cap 400 is a capitalization-weighted index; that measures the performance of common stocks in the mid-range of the U.S. stock market. The Lipper Mid Cap Core Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


Institutional I Shares	1 Year	Start of Performance(1)

Return Before Taxes	12.75%	15.21%

Return After Taxes on Distributions(2)	10.09%	12.93%

Return After Taxes on Distributions and Sale of Fund Shares(2)	10.52%	12.50%

S&P Mid Cap 400	10.34%	16.27%

Lipper Mid Cap Core Funds Average	12.28%	15.23%


(1) The Fund’s Institutional I Shares start of performance date was August 18, 2003.


(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.


Shareholder Fees


Institutional I

Fees Paid Directly From Your Investment	None


Annual Fund Operating Expenses
(Before Waivers)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


Institutional I

Management Fee(2)	0.85%

Distribution (12b-1) Fee	None

Other Expenses(3)	0.48%

Total Direct Annual Fund Operating Expenses	1.33%

Acquired Fund Fees and Expenses(4)	0.01%

Total Direct and Acquired Annual Fund Operating Expenses(5)	1.34%


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.80% for the fiscal year ended April 30, 2007.


(3) The shareholder services provider waived a portion of its fee. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver) were 0.35% for the fiscal year ended April 30, 2007.


(4) The Fund’s shareholders indirectly bear the expenses of the acquired fund in which the Fund invests. The Fund’s indirect expenses from investing in the acquired fund is based upon the average allocation of the Fund’s investments in the acquired fund and upon the actual operating expenses of the acquired fund (including any current waivers and expense limitations) from its most recent shareholder report. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired fund and with other events that directly affect the expenses of the acquired fund.


(5) Although not contractually obligated to do so, the Advisor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers of Fund Expenses	0.18%
Total Direct and Acquired Annual Fund Operating Expenses (after waivers)	1.16%


Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (before waivers), as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$136	$425	$734	$1,613


MTB MULTI CAP GROWTH FUND

Cusip: 55376T379 Symbol: ARCGX (Institutional I Shares)

Goal

Long-term capital appreciation.

Strategy

The Fund seeks its investment goal by investing, under normal market conditions, at least 80% of the value of its assets in common stocks and securities convertible into common stocks of companies within a broad range of market capitalizations. The Fund’s Advisor will shift the emphasis among companies within the capitalization range according to changes in economic conditions, stock market fundamentals and other pertinent factors. In selecting securities for the Fund, the Advisor considers each company’s current financial strength, as well as its revenue and earnings growth and the valuation of its stock. In doing so, the Fund’s Advisor will seek to build a broadly diversified portfolio of stocks with above-average capital growth potential. The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the security’s price or to hedge against its potential price volatility.


For the purposes of the 80% limitation, multi cap companies will be defined as companies with market capitalizations similar to companies in the Russell 3000 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the index. As of June 30, 2007, the market capitalization of companies in the Russell 3000 Index ranged from $125.0 million to $472.5 billion. The capitalization range is subject to frequent change, and thus the applicable range of market capitalizations defining multi cap companies at time of purchase will likely differ from the range at June 30, 2007.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Active Trading Risks. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you may pay.
  Close Out Risks. In a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund.
  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Performance Information

Risk/Return Bar Chart



The bar chart shows the variability of the Fund’s Institutional
I Shares total returns on a calendar year-end basis.


The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.


The Fund’s Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 10.10%.


Average Annual Total Return Table


The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 3000 Growth Index (Russell 3000 Growth), a broad-based market index; and the Lipper Multi Cap Growth Funds Average. The Russell 3000 Growth measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Multi Cap Growth Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


Institutional I Shares	1 Year	5 Years	10 Years

Return Before Taxes	10.68%	1.39%	8.07%

Return After Taxes on Distributions(1)	10.68%	1.38%	6.95%

Return After Taxes on Distributions and Sale of Fund Shares(1)	6.94%	1.18%	6.51%

Russell 3000 Growth	9.46%	3.02%	5.34%

Lipper Multi Cap Growth Funds Average	8.24%	4.64%	7.33%


(1) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.


Shareholder Fees


Institutional I

Fees Paid Directly From Your Investment	None


Annual Fund Operating Expenses
(Before Waivers)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


Institutional I

Management Fee(2)	0.70%

Distribution (12b-1) Fee	None

Other Expenses(3)	0.75%

Total Direct Annual Fund Operating Expenses	1.45%

Acquired Fund Fees and Expenses(4)	0.01%

Total Direct and Acquired Annual Fund Operating Expenses(5)	1.46%


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.45% for the fiscal year ended April 30, 2007.


(3) The shareholder services provider waived a portion of its fee. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver) were 0.59% for the fiscal year ended April 30, 2007.


(4) The Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund’s indirect expenses from investing in the acquired funds is based upon the average allocation of the Fund’s investments in the acquired funds and upon the actual operating expenses of the acquired funds (including any current waivers and expense limitations) from their most recent shareholder report. Actual acquired funds expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.


(5) Although not contractually obligated to do so, the Advisor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers of Fund Expenses	0.41%
Total Direct and Acquired Annual Fund Operating Expenses (after waivers)	1.05%


Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (before waivers), as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$149	$462	$797	$1,746


MTB SMALL CAP GROWTH FUND

Cusip: 55376T148 Symbol: ARPEX (Institutional I Shares)

Goal

Long-term capital appreciation.

Strategy

The Fund’s Advisor purchases stocks of smaller companies that are in the early stages of development and which the Advisor believes have the potential to achieve substantial long-term earnings growth. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of small cap companies. The Fund may also invest a limited percentage of its assets in foreign securities and fixed income securities. In selecting investments for the Fund, the Advisor purchases securities of small-cap U.S. companies with strong earnings growth potential. The Advisor may also purchase stocks of companies that are experiencing unusual, non-repetitive “special” situations (such as mergers or spin-offs) or that have valuable fixed assets whose value is not fully reflected in a stock’s price. The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the security’s price or to hedge against its potential price volatility.


For the purposes of the 80% limitation, small cap companies will be defined as companies with market capitalizations similar to companies in the S&P 600 Index or the Russell 2000 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the indexes. As of June 30, 2007, the market capitalization of companies in the S&P SmallCap 600 Index ranged from $70.0 million to $5.0 billion, and the market capitalization of companies in the Russell 2000 Index ranged from $125.0 million to $3.3 billion. The capitalization ranges are subject to frequent change, and thus the applicable range of market capitalizations defining small cap companies at time of purchase will likely differ from the range at June 30, 2007.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Risks of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.
  Active Trading Risks. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you may pay.
  Close Out Risks. In a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund.
  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Performance Information

Risk/Return Bar Chart



The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.


The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.


The Fund’s Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 12.12%.


Average Annual Total Return Table


The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Growth Index (Russell 2000 Growth), a broad-based market index; and the Lipper Small Cap Growth Funds Average. The Russell 2000 Growth measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Small Cap Growth Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


Institutional I Shares	1 Year	5 Years	10 Years

Return Before Taxes	20.87%	7.34%	14.63%

Return After Taxes on Distributions(1)	15.33%	5.73%	11.66%

Return After Taxes on Distributions and Sale of Fund Shares(1)	14.15%	5.49%	11.17%

Russell 2000 Growth	13.35%	6.93%	4.88%

Lipper Small Cap Growth Funds Average	10.63%	6.17%	8.37%


(1) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions.These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.


Shareholder Fees


Institutional I

Fees Paid Directly From Your Investment	None


Annual Fund Operating Expenses
(Before Waivers)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


Institutional I

Management Fee(2)	0.85%

Distribution (12b-1) Fee	None

Other Expenses(3)	0.53%

Total Direct Annual Fund Operating Expenses	1.38%

Acquired Fund Fees and Expenses(4)	0.01%

Total Direct and Acquired Annual Fund Operating Expenses(5)	1.39%


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.80% for the fiscal year ended April 30, 2007.


(3) The shareholder services provider waived a portion of its fee. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver) were 0.38% for the fiscal year ended April 30, 2007.


(4) The Fund’s shareholders indirectly bear the expenses of the acquired fund in which the Fund invests. The Fund’s indirect expenses from investing in the acquired fund is based upon the average allocation of the Fund’s investments in the acquired fund and upon the actual operating expenses of the acquired fund (including any current waivers and expense limitations) from its most recent shareholder report. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired fund and with other events that directly affect the expenses of the acquired fund.


(5) Although not contractually obligated to do so, the Advisor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers of Fund Expenses	0.20%
Total Direct and Acquired Annual Fund Operating Expenses (after waivers)	1.19%


Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (before waivers), as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$142	$440	$761	$1,669


MTB SMALL CAP STOCK FUND

Cusip: 55376T114 Symbol: MSCIX (Institutional I Shares)

Goal

To seek growth of capital.

Strategy

The Fund will invest substantially all, but under normal circumstances not less than 80% of the value, of its net assets in a diversified portfolio of equity securities (primarily common stock) of small cap companies. Equity securities include common and preferred stocks as well as convertible securities. Stocks purchased by the Fund generally will be traded on established U.S. markets and exchanges. The Advisor utilizes a blended style of investing by allocating and reallocating, for investment management purposes, varying portions of the portfolio between the Fund’s sub-advisors, LSV Asset Management (LSV) (with respect to the value style portion of the portfolio, where LSV looks for companies with relatively low or unrecognized valuations) and Copper Rock Capital Partners, LLC (Copper Rock) (with respect to the growth style portion of the portfolio, where Copper Rock looks for companies which have above-average sales earnings growth).


For the purposes of the 80% limitation, small cap companies will be defined as companies with market capitalizations similar to companies in the S&P SmallCap 600 Index or the Russell 2000 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the indexes. As of June 30, 2007, the market capitalization of companies in the S&P SmallCap 600 Index ranged from $70.0 million to $5.0 billion, and the market capitalization of companies in the Russell 2000 Index ranged from $125.0 million to $3.3 billion. The capitalization ranges are subject to frequent change, and thus the applicable range of market capitalizations defining small cap companies at time of purchase will likely differ from the range at June 30, 2007.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
  Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Performance Information

Risk/Return Bar Chart



The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.


The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.


The Fund’s Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 11.17%.


Average Annual Total Return Table


The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Index (Russell 2000), a broad-based market index and Lipper Small Cap Core Funds Average. The Russell 2000 is an unmanaged index of the 2,000 smallest companies in the Russell 3000 index which measures the performance of the 3,000 largest U.S. companies based on market capitalization. The Lipper Small Cap Core Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.


(For the calendar periods ended December 31, 2006)


Institutional I Shares	1 Year	Start of Performance(1)

Returns Before Taxes	14.97%	15.45%

Returns After Taxes on Distributions(2)	8.52%	11.70%

Returns After Taxes and Sale of Fund Shares(2)	14.81%	12.37%

Russell 2000	18.37%	17.12%

Lipper Small Cap Core Funds Average	14.95%	14.79%


(1) The Fund’s Institutional I Shares start of performance date was August 18, 2003.


(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions.These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.


Shareholder Fees


Institutional I

Fees Paid Directly From Your Investment	None


Annual Fund Operating Expenses
(Before Waivers and Reduction)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


Institutional I

Management Fee(2)	0.85%

Distribution (12b-1) Fee	None

Other Expenses(3)	0.44%

Total Annual Fund Operating Expenses(4)	1.29%


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.84% for the fiscal year ended April 30, 2007.


(3) The shareholder services provider waived a portion of its fee. Additionally, the shareholder services provider did not charge, and therefore the Fund’s Institutional I Shares did not accrue, a portion of its fee. The shareholder services provider can terminate this waiver and reduction at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver and reduction) were 0.38% for the fiscal year ended April 30, 2007.


(4) Although not contractually obligated to do so, the Advisor and shareholder services provider waived certain amounts. Additionally, the shareholder services provider did not charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers and Reduction of Fund Expenses	0.07%
Total Actual Annual Fund Operating Expenses (after waivers and reduction)	1.22%


Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$131	$409	$708	$1,556


Principal Securities of the Funds

Stock Funds

The principal securities of each of the Funds listed below (each, a “Stock Fund,” and collectively, the “Stock Funds”) are marked with an “X”.


	Equity Income Fund	Equity Index Fund	International Equity Fund	Large Cap Growth Fund	Large Cap Stock Fund	Large Cap Value Fund	Mid Cap Growth Fund	Mid Cap Stock Fund	Multi Cap Growth Fund	Small Cap Growth Fund	Small Cap Stock Fund

Equity Securities	X	X	X	X	X	X	X	X	X	X	X

Common Stocks	X	X	X	X	X	X	X	X	X	X	X

Preferred Stocks	X		X	X	X	X	X	X	X	X	X

Convertible Securities	X		X	X		X	X		X		X

Foreign Securities			X			X				X

Depositary Receipts				X	X	X	X	X	X

Derivative Contracts			X							X

Futures Contracts			X

Investing in Securities of Other Investment Companies			X	X		X			X	X

Short Sales				X	X		X	X	X	X


Balanced Fund

The principal securities of the Balanced Fund are marked with an “X”.

Balanced Fund

Equity Securities	X

Common Stocks	X

Preferred Stocks	X

Fixed Income Securities	X

Treasury Securities	X

Agency Securities	X

Corporate Debt Securities	X

Mortgage Backed Securities	X

Foreign Securities	X

Bond Funds

The principal securities of each of the Funds listed below (each, a “Bond Fund,” and collectively, the “Bond Funds”) are marked with an “X”.


	Income Fund	Intermediate- Term Bond Fund	Maryland Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Short Duration Government Bond Fund	Short-Term Corporate Bond Fund	U.S. Government Bond Fund

Fixed Income Securities	X	X	X	X	X	X	X	X

Treasury Securities	X	X				X	X	X

Agency Securities	X	X				X	X	X

Corporate Debt Securities	X	X				X	X	X

Mortgage Backed Securities	X	X				X	X	X

Asset Backed Securities	X	X				X	X	X

Tax-Exempt Securities			X	X	X

General Obligation Bonds			X	X	X

Special Revenue Bonds			X	X	X

Tax Increment Financing Bonds			X	X	X

Municipal Securities			X	X	X

Municipal Notes			X	X	X

Municipal Leases			X	X	X

Variable Rate Demand Instruments			X	X	X

Swap Contracts - Credit Default Swaps	X	X					X


Money Market Funds

The principal securities of each of the Funds listed below (each, a “Money Market Fund,” and collectively, the “Money Market Funds”) are marked with an “X”.

	Money Market Fund	New York Tax-Free Money Fund	Pennsylvania Tax-Free Money Fund	Prime Money Market Fund	Tax-Free Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Money Market Fund

Fixed Income Securities	X	X	X	X	X	X	X

Treasury Securities	X			X		X	X

Agency Securities	X			X		X

Corporate Debt Securities	X			X

Commercial Paper	X			X

Tax-Exempt Securities		X	X		X

General Obligation Bonds		X	X		X

Special Revenue Bonds		X	X		X

Tax Increment Financing Bonds		X	X		X

Municipal Notes		X	X		X

Variable Rate Demand Instruments	X	X	X		X

Repurchase Agreements	X			X		X	X

Principal Securities of the Funds

The following list is a description of the principal securities in which the Funds may invest. More information on the principal and acceptable investments of the Funds is contained in the Funds’ Statement of Additional Information.

Equity Securities

Equity securities (stocks) represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the principal types of equity securities in which certain Funds may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock.

Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.

Fixed Income Securities

Fixed income securities (bonds) pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which a Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities have prepayment risks.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Commercial Paper

Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Advisor usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Convertible Securities

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. A Fund may invest in convertible securities rated below investment grade. See “Risks Associated with Non-Investment Grade Securities” herein.

International Equity Fund, Small Cap Stock Fund, Mid Cap Growth Fund, Multi Cap Growth Fund, Large Cap Growth Fund and Equity Income Fund treat convertible securities as both fixed income and equity securities for purposes of their investment policies and limitations, because of their unique characteristics.

Municipal Securities

Municipal securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax-exempt securities by their source of repayment.

Tax-Exempt Securities

Tax-exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Interest income on such securities may be subject to the federal alternative minimum tax (AMT) for individuals and corporations.

General Obligation Bonds

General obligation bonds are supported by the issuer’s power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality’s general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Tax Increment Financing Bonds

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants’ sales, and related tax collections, failed to increase as anticipated.

Municipal Notes

Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

A Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, a Fund may also invest directly in individual leases.

Variable Rate Demand Instruments

Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. A Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates, and the repayment of their principal amount can be demanded.

Other Investments

Foreign Securities

Foreign securities are securities of issuers based outside the United States. An issuer is considered to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the International Equity Fund (an Underlying Fund) may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund’s exposure to currency risks.

Foreign Government Securities

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government’s full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.


For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.


A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.


Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund’s exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.


The Funds (other than the Money Market Funds) may trade in the following types of derivative contracts.


Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset (or index) at a specified price, date, and time. Entering into a contract to buy an underlying asset (or index) is commonly referred to as buying a contract or holding a long position in the asset (or index). Entering into a contract to sell an underlying asset (or index) is commonly referred to as selling a contract or holding a short position in the asset (or index). Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

Swap Contracts

A swap contract (also known as a swap) is a type of derivative contract in which two parties (each, a Counterparty) agree to pay each other (swap) the returns derived from designated (or underlying) securities, currencies, commodities, financial indices or other assets (Reference Instruments). Swaps do not always involve the delivery of the Reference Instruments by either party, and the parties might not own the Reference Instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party’s payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.

Credit Default Swaps

A credit default swap (CDS) is a type of swap agreement between two parties whereby one party (the Protection Buyer) agrees to make payments over the term of the CDS to the other party (the Protection Seller), provided that no designated event of default, restructuring or other credit related event (each a Credit Event) occurs with respect to the Reference Instrument, which is usually a particular bond or the unsecured credit of a particular issuer (the Reference Obligation). Many CDSs are physically settled, which means that if a Credit Event occurs, the Protection Seller must pay the Protection Buyer the full notional value, or “par value,” of the Reference Obligation in exchange for delivery by the Protection Buyer of the Reference Obligation or another similar obligation issued by the issuer of the Reference Obligation (the Deliverable Obligation). The Counterparties agree to the characteristics of the Deliverable Obligation at the time that they enter into the CDS. Alternately, a CDS can be “cash settled,” which means that upon the occurrence of a Credit Event, the Protection Buyer will receive a payment from the Protection Seller equal to the difference between the par amount of the Reference Obligation and its market value at the time of the Credit Event. The Fund may be either the Protection Buyer or the Protection Seller in a CDS. If the Fund is a Protection Buyer and no Credit Event occurs, the Fund will lose its entire investment in the CDS (i.e., an amount equal to the payments made to the Protection Seller over the term of the CDS). However, if a Credit Event occurs, the Fund (as Protection Buyer) will deliver the Deliverable Obligation and receive a payment equal to the full notional value of the Reference Obligation, even though the Reference Obligation may have little or no value. If the Fund is the Protection Seller and no Credit Event occurs, the Fund will receive a fixed rate of income throughout the term of the CDS. However, if a Credit Event occurs, the Fund (as Protection Seller) will pay the Protection Buyer the full notional value of the Reference Obligation and receive the Deliverable Obligation from the Protection Buyer. A CDS may involve greater risks than if the Fund invested directly in the Reference Obligation. For example, a CDS may increase credit risk since the Fund has exposure to both the issuer of the Reference Obligation and the Counterparty to the CDS. The Reference Instruments underlying each CDS will be of a credit quality at least equal to that of the credit quality required for investment in individual securities by the relevant Fund.

Short Sales


A Fund may make short sales of securities listed on one or more national exchanges or on the NASDAQ Stock Market. A short sale is the sale of a stock that the Fund does not own (or will borrow for delivery), because the Fund believes the stock will decline in price or the Fund wants to hedge against potential price volatility of the stock. If the price of the stock declines, the Fund can buy the stock at a lower price and will make a profit. If the price of the stock rises, the Fund will incur a loss. When the Fund sells short, it borrows the stock from a broker “on margin,” and must pay interest to the broker on the margin amount until the stock is replaced by the Fund. In no event will the Fund engage in short sales transactions if it would cause the market value of all of the Fund’s securities sold short to exceed 25% of its net assets. The value of the securities of any one issuer that may be shorted by the Fund is limited to the lesser of 2% of the value of the Fund’s net assets or 2% of the securities of any class of the issuer. The Fund may also “sell short against the box,” i.e., the Fund owns securities identical to those sold short. Short sales against the box are not subject to the 25% limitation. Short sales are speculative in nature, and may reduce returns or increase volatility.


Special Transactions

Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Advisor.

A Fund’s custodian will take possession of the securities subject to repurchase agreements. The Advisor will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Non-Investment Grade Securities

Securities rated BB+ or lower by Standard & Poor’s or Ba or lower by Moody’s are considered to be non-investment grade securities (junk bonds).

Investing in Securities of Other
Investment Companies


A Fund, may invest its assets in securities of other investment companies, including exchange-traded funds (ETFs) and the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash.


The shares of most ETFs are listed and traded on stock exchanges at market prices, although some Shares may be redeemable at net asset value for cash or securities. A Fund may invest in ETFs in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs generally do not charge initial sales charges or redemption fees but investors pay customary brokerage commissions and fees to buy and sell ETF shares.

Pursuant to an SEC exemption, each of the Funds are permitted to invest in shares of the MTB Money Market Funds as a means of managing their uninvested cash. These investments will cause a duplication of expenses. The Advisor may waive certain fees in connection with these investments.

Other Investment Strategies

Portfolio Turnover (Stock and Bond Funds Only)

Each Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund’s trading costs and may have an adverse impact on a Fund’s performance.

Temporary Defensive Investments

The Funds (except the Money Market Funds and the Equity Index Fund) may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to fail to meet its investment objective and to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.

Investment Ratings for Investment Grade Securities

The Advisor or sub-advisor will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor’s, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s or sub-advisor’s credit assessment that the security is comparable to investment grade.

Specific Risks of Investing in the Funds

Stock Market Risks

The value of equity securities in a Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund’s share price may decline.

The Advisor or sub-advisor attempts to manage market risk by limiting the amount a Fund invests in each company’s equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Risks Related to Investing for Growth

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Investing for Value

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Furthermore, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Interest Rate Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.


Credit risk regarding credit default swap transactions includes the possibility that (i) a counterparty to such transaction will fail to meet its obligations; or (ii) the Fund, as seller of a swap, may be required to pay to its counterparty the entire notional value of the obligation underlying the swap in the event that such underlying obligation defaults.


Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Call Risks

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates.

Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Tax Risks

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund to their shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Income from Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund, Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund may be subject to the alternative minimum tax (AMT). However, Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund are required to limit to 20% that part of their income that would be subject to AMT.

Risks of Non-Diversification

Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund and New York Municipal Bond Fund are non-diversified. Compared to diversified mutual funds, each of these Funds may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases a Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on a Fund’s Share price and performance.

Risks Associated With Non-Investment Grade Securities

The securities in which a Fund may invest may be rated below investment grade. Securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Maryland Investment Risks

Maryland Municipal Bond Fund emphasizes investments in Maryland and is more subject to events that may adversely affect Maryland issuers compared to funds that invest in multiple states.

Maryland’s economy is relatively diversified across the service, trade and government sectors. The high proportion of federal government jobs, which contributes to high wealth levels, made the state vulnerable to the recession and concurrent federal downsizing in the early 1990’s; however, Maryland’s economic growth rate has improved and is nearing the national average.

New York Investment Risks

New York Municipal Bond Fund and New York Tax-Free Money Market Fund emphasize investments in New York and are subject to events that may adversely affect New York issuers compared to funds that invest in multiple states. New York’s economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State’s economy through its international importance in economic sectors such as advertising, finance, and banking. Any major changes to the financial conditions of New York City would ultimately have an effect on the State. Yields on New York municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the State, counties, municipalities or City of New York could impact New York Municipal Bond Fund or New York Tax-Free Money Market Fund’s portfolio. The ability of these Funds to achieve their investment goals also depends on the continuing ability of the issuers of New York municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.

Additionally, the tragic events of September 11, 2001 may have adverse short-term or long-term economic effects on New York City.

Pennsylvania Investment Risks

Pennsylvania Municipal Bond Fund and Pennsylvania Tax-Free Money Market Fund emphasize investments in Pennsylvania and are more subject to events that may adversely affect Pennsylvania issuers.

Pennsylvania’s economy historically has been dependent upon heavy industry, but has diversified recently into various services, particularly into medical and health services, education and financial services. Agricultural industries continue to be an important part of the economy, including not only the production of diversified food and livestock products, but substantial economic activity in agribusiness and food-related industries. Service industries currently employ the greatest share of nonagricultural workers, followed by the categories of trade and manufacturing. Future economic difficulties in any of these industries could have an adverse impact on the finances of the Commonwealth or its municipalities, and could adversely affect the market value of the Pennsylvania exempt securities in the Pennsylvania Municipal Bond Fund or the ability of the respective obligors to make payments of interest and principal due on such Securities.

Risks of Foreign Investing

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent Balanced Fund, International Equity Fund, Large Cap Value Fund and Small Cap Growth Fund and its Advisor and sub-advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund’s investments.

Risks of Investing in Emerging Market Countries

Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed countries.

Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

Currency Risks

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

Tracking Error Risks

Factors such as the Equity Index Fund’s expenses, imperfect correlation between the fund’s investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage may affect its ability to achieve perfect correlation with its benchmarks. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, Equity Index Fund, which will have expenses such as custody, management fees and other operational costs, and brokerage expenses, may not achieve its investment objective of accurately correlating to an index.

Asset Allocation Risks

The Balanced Fund is subject to the risk that the Advisor’s asset allocation decisions between equity securities, on the one hand, and fixed income securities, on the other hand, will not anticipate market trends successfully. For example, investing too heavily in common stocks during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total returns.

Active Trading Risks

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you may pay.

Exchange-Traded Funds

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.


Close Out Risks


In a short sale transaction, close out risk is created by the ability of the broker to request at any time that the Fund close out its short position in the security. The broker’s call request would force the Fund to purchase the security at its current market price, and thus could result in a loss to the Fund.

How are Shares Priced?

The Trust offers eight classes of Shares: Class A Shares, Class A2 Shares, Class B Shares, Class C Shares, Class S Shares, Corporate Shares, Institutional I Shares and Institutional II Shares. All Share classes have different sales charges and other expenses, which affect their performance, and which an investor bears directly or indirectly as a shareholder. Each Share class represents interests in a single portfolio of securities. This prospectus relates only to Corporate Shares, Institutional I Shares, Institutional II Shares and Class S Shares as shown in the chart below. These Share classes are not subject to a front-end or contingent deferred sales charge. Contact your financial intermediary or call the MTB Group of Funds at 800-836-2211 for more information about Class A Shares, Class A2 Shares, Class B Shares and Class C Shares.

FUND	Corporate Shares	Institutional I | Shares	Institutional II Shares	Class S Shares

Money Market U.S. Treasury Money Market		X	X	X

Prime Money Market	X

New York Tax-Free Money Market Pennsylvania Tax-Free Money Market Tax-Free Money Market U.S. Government Money Market		X	X

Bond, Balanced, and Stock Funds		X

Each Money Market Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. The Money Market Funds cannot guarantee that their NAV will always remain at $1.00 per Share. As noted below, the Money Market Funds’ NAV is calculated twice each day that the New York Stock Exchange (NYSE) and Federal Reserve Board is open for business.

In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of Shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Money Market Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing.

The NAV of Shares of the Bond, Balanced, and Stock Funds fluctuates and is generally based upon the market value of portfolio securities and other assets of the Fund. The NAV is determined at the end of regular trading of the NYSE, which is generally 4:00 p.m. (Eastern time) but may vary due to market circumstances or other reasons (NYSE Close) on each day the NYSE is open. Equity securities are generally valued according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter (OTC) market). Fixed income securities are generally valued according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at time of purchase may be valued at amortized cost. Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the OTC market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. Investments in other open-end registered investment companies are valued at net asset value.

Trading in foreign securities may be completed at times which vary from the NYSE Close. In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the NYSE Close. Certain foreign currency exchange rates may also be determined at the latest rate prior to the NYSE Close. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m. Eastern time, on the day the value of the foreign security is determined. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the NYSE Close. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund’s Board, although the actual calculation may be done by others. If a Fund owns foreign securities that trade in foreign markets on days the NYSE is closed, or if the NYSE closes earlier than 4:00 p.m. Eastern time, the value of these securities, and therefore the Fund’s assets, may change on days or at times you cannot purchase, redeem or exchange Shares of such Fund. In all cases, the Funds’ Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value.

The following table shows at what times the Funds calculate their NAV:

FUND	NAV CALCULATED (EASTERN TIME)

Money Market Prime Money Market U.S. Government Money Market U.S. Treasury Money Market	3:00 p.m. and NYSE Close

New York Tax-Free Money Market Pennsylvania Tax-Free Money Market Tax-Free Money Market	11:00 a.m. and NYSE Close

All Other Funds	NYSE Close

A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Fund’s Advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when the Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds’ Board has authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

To the extent any fund invests in other investment companies, the prospectuses for those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

How to Purchase, Redeem, and Exchange Shares

For information about investing in Class S Shares of the Funds, please see “Information About Sweep Accounts” in this prospectus. For information about investing in Corporate Shares, please see “Corporate Class Only” in this prospectus.

When the NYSE is open for business, you may purchase, redeem, or exchange Shares by phone, mail, or wire through your financial intermediary or MTB Group of Funds, subject to daily cutoff times. Your order will be processed at the next calculated NAV after your order request is received by the Fund or its designated agent in proper form. The NYSE is closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. In addition to the scheduled NYSE holidays noted above, the Federal Reserve wire system is scheduled to be closed on the following days: Columbus Day and Veterans’ Day. The Funds do not issue share certificates and they reserve the right to reject any purchase request for any reason.

The Funds will only accept purchases from residents of the United States (including Guam, Puerto Rico, and the U.S. Virgin Islands) with U.S. mailing addresses.

To help the government fight the funding of terrorism and money laundering activities and to verify your identity, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

Purchasing Shares

If you would like to purchase Shares of an MTB Fund for the first time, please consult a financial professional in your area. If you do not have a financial professional, please call the MTB Shareholder Services department at 800-836-2211.

MINIMUM INITIAL INVESTMENT AMOUNT

Corporate Shares	$1,000,000

Institutional I Shares	$100,000

Institutional II Shares	$100,000

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250 (for Class S Shares, this is subject to the status of the Sweep Account). Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.

Through Your Financial Intermediary

Shareholders normally purchase Shares through investment professionals and different types of customer accounts at financial intermediaries. You should read this prospectus together with any agreements between you and your financial intermediary to learn about procedures to follow, the services provided, the fees charged for those services, required earlier cutoff times than shown in this prospectus, and any restrictions and limitations imposed.

Directly With MTB Funds

To purchase Shares directly with the MTB Group of Funds, please call Shareholder Services at 800-836-2211.

Transactions by Telephone

Once your account is established, you may purchase, redeem or exchange Shares by telephone unless you have declined this privilege on your account application. Please call Shareholder Services at 800-836-2211.

The Funds reserve the right to modify or terminate the phone redemption and exchange privileges at any time.

Shareholders will be notified prior to any modification or termination. Your phone instructions may be electronically recorded for your protection. Shareholders who purchase shares by phone or accept the phone redemption or exchange privilege authorize the Trust and its agents to act upon their telephonic instructions for any account for which they have authorized such services. Redeeming or exchanging Shares over the phone is convenient, but not without risk. Although the Funds have created certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following phone instructions we reasonably believe to be genuine. If you transact with the Fund over the phone, you will generally bear the risk of any loss.

Payment Methods

Payment may be made by check, Federal Reserve System wire, or Automated Clearing House (ACH). Please see “Limitations on Redemption Proceeds’’ below for information on how your form of payment may impact the timing of redemption proceeds. Where a Fund offers more than one Share class and you do not specify the class choice on your form of payment, you generally will receive Class A Shares (Class A2 Shares in the case of the MTB Money Market Fund). Each payment must be accompanied by your name, the Fund’s name and Share class, and your account number (if established).

By Check

Current shareholders can purchase additional Shares by sending a check to the MTB Group of Funds accompanied by purchase instructions. Make your check payable to (Name of the Fund and Class of Shares) and mail it to the MTB Group of Funds along with your application.

MTB Group of Funds
P.O. Box 8477
Boston, MA 02266

If you are not a current shareholder, please call Shareholder Services at 800-836-2211 for information on how to purchase Shares. Purchase orders by mail for non-Money Market Funds are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check is received. However, payment may be delayed up to seven business days to allow your purchase payment to clear. Purchase orders by mail for Money Market Funds begin earning dividends on the day after the check is converted into federal funds.

The Funds do not accept cash, money orders, credit cards, travelers checks, or third party checks (for example, checks that are either not from the investor or made payable to a third party and endorsed over to MTB Funds).

By Federal Reserve System Wire

Once your account is established, ask your bank to wire money to the Fund’s custodian bank, accompanied by purchase instructions. For additional purchases, wire your money with instructions. Wire orders will only be accepted on days on which the Funds, M&T Bank, and the Federal Reserve wire system are open for business. Some financial institutions may charge a fee for wire services. The Funds also reserve the right to charge a processing fee for wire transfers. Below is a chart that shows the different cutoff times for processing Fund purchases and what it means to you. The Funds are not responsible for delays in the receipt of wires.

FUND TYPE	Your Purchase Request in Proper Order/ Federal Funds Received Before: (Eastern time)	Results in:	Your Purchase Request in Proper Order and Federal Funds Received After: (Eastern time)	Results in:

Tax-Free Money Market Funds	11:00 a.m.	Dividends earned that day	11:00 a.m., but before NYSE Close	Dividends earned beginning next day

Taxable Money Market Funds	3:00 p.m.	Dividends earned that day	3:00 p.m., but before NYSE Close	Dividends earned beginning next day

Bond, Balanced and Stock Funds	NYSE Close	Receive that day’s closing NAV	NYSE Close	Receive next calculated NAV

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number: 011000028
Account Number 99026593
Attn: (MTB Fund Name)
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Further Credit To: (MTB Account name and number)


By ACH


Once your account is established, you may purchase Fund Shares by transferring money via ACH from your checking or savings account to your Fund account. You will not begin earning dividends on Fund Shares until the ACH transaction settles, which could be as soon as the next business day.

Systematic Investment Program

Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $1000 or more through automatic deductions from your checking or savings account. To sign up for this program, please call the MTB Group of Funds for an application.

Redeeming Shares

To redeem shares you must provide us with your name, the Fund’s name and Share class, your account number, the number of shares or dollar amount you wish to redeem, and your choice of Payment Option. If you do not specify a Payment Option, a check will be mailed to you at your address of record. Redemption requests for Shares held through an IRA account must be made by mail and not by phone.

By Telephone


To redeem Shares by telephone, please call Shareholder Services at 800-836-2211. You are automatically eligible to make phone redemptions unless you decline the privilege at the time you open your account. It is recommended that you provide the necessary information for the phone redemption option on your initial application. If you do not do this and later wish to take advantage of the phone redemption privilege, call the MTB Group of Funds for authorization forms. The MTB Group of Funds reserve the right to limit telephone redemptions to address of record to $50,000. Telephone redemption requests above $50,000 may be transferred to a linked M&T Bank account on record; otherwise you must submit a written request with a Medallion signature guarantee. Please contact MTB Shareholder Services for further information.


By Mail

Send your written request to the MTB Group of Funds.

MTB Group of Funds
P.O. Box 8477
Boston, MA 02266

Payment Options

You may receive your redemption proceeds by check, Federal Reserve System wire, or ACH transfer to your designated bank account. See “Limitations on Redemption Proceeds” below for additional information about payment of redemption proceeds.

The Funds reserve the right to charge a fee for outgoing wires and overnight check requests. The Funds may in its discretion waive this fee under special circumstances.

By Check

Normally, a check for redemption proceeds is mailed within one business day after your redemption order is received, but in no event more than seven business days after receipt of a proper redemption request.

By Federal Reserve System Wire

Wire transfers of redemption proceeds can only be made on days on which the Federal Reserve wire system, M&T Bank, and the Funds are open for business. Certain financial institutions may charge a fee for the receipt of wire transfers. The Funds also reserve the right to charge a processing fee for wire transfers. Below is a chart that shows the different cutoff times for processing Fund redemptions by wire and what it means to you.


FUND TYPE/ NAME	Your Redemption Request in Proper Order Received Before: (Eastern time)	Results in:	Your Redemption Request in Proper Order Received After: (Eastern time)	Results in:

Tax-Free Money Market Funds	11:00 a.m.	Same day wire No dividends earned that day	11:00 a.m., but before NYSE Close	Next day wire Dividends earned that day

Taxable Money Market Funds	3:00 p.m.	Same day wire No dividends earned that day	3:00 p.m., but before NYSE Close	Next day wire Dividends earned that day No dividends earned next day

Bond, Balanced and Stock Funds	NYSE Close	Receive that day’s closing NAV Next day wire	NYSE Close	Receive next calculated NAV Second day wire


By ACH


You may have redemption proceeds sent directly to your checking or savings account via ACH transfer from the Fund. If you place your order by 11:00 a.m. (Eastern Time) for the Tax-Free Money Market Funds, 3:00 p.m. (Eastern Time) for the Taxable Money Market Funds, or the NYSE close for the Bond, Balanced and Stock Funds, you will receive that day’s closing NAV and any dividends earned that day. Since ACH transfers are processed overnight, you will not receive redemption proceeds until at least the second business day.


Systematic Withdrawal Program

You may automatically redeem Shares in a minimum amount of $1,000 on a regular basis. Your account must be worth at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. For more information and an application form for this program call the MTB Group of Funds.

Additional Conditions

Signature Guarantees

For your protection the MTB Group of Funds requires the Medallion Guarantee (Stamp 2000 Medallion Guarantee) on written redemption requests and instructions:

  when you are requesting a redemption of $50,000 or more;
  when you want a redemption to be sent to an address or bank account other than the one you have on record with the Fund;
  when you want the redemption payable to someone other than the shareholder of record; or
  when you request a bank account to be linked to your MTB Fund (all bank account owners must sign).

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker-dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear (as discussed below);
  during periods of market volatility;
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets; or
  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.

If you request a redemption of Shares recently purchased by check (including a cashier’s check or certified check) or ACH, your redemption proceeds may not be made available up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be cancelled and you will be responsible for any losses incurred by the Fund as a result of your cancelled order.

In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

  when the NYSE is closed, other than customary weekend and holiday closings;
  when trading on the NYSE is restricted, as determined by the SEC; or
  in which an emergency exists, as determined by the SEC, so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable.

Any attempt to redeem Shares of a Money Market Fund through checkwriting before the purchase instrument has cleared will be automatically rejected.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Redemption From Retirement Accounts

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

Exchanging Shares

You may exchange Shares of a Fund for the same Share class of another MTB Fund. All exchange requests must include your name and account number, the Fund’s name and Share class, the number of shares or dollar amount you wish to exchange and the name of the Fund into which the exchange is to be made.

In order to exchange Shares you must submit your request in proper form and:

  meet the minimum initial investment requirements (if the exchange results in the establishment of a new account);
  establish an account in the Fund you want to acquire if you do not have an account in that Fund;
  ensure that the account registrations are identical;
  receive a prospectus for the Fund into which you wish to exchange; and
  only exchange into a Fund that may be legally sold in your state of residence.

An exchange is treated as a redemption and subsequent purchase and is a taxable transaction. The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination.

By Telephone

To request an exchange, and for additional information about the exchange privilege, call the MTB Group of Funds. Below is a chart that shows the cutoff times for processing Fund exchanges and what it means to you.


FUND TYPE	Your Exchange Request in Proper Order Received Before: (Eastern time)	Results in:	Your Exchange Request in Proper Order Received After: (Eastern time)	Results in:

Money Market Funds	3:00 p.m.	Same day exchange	3:00 p.m.	Next day exchange

Tax-Free Money Market Funds	11:00 a.m.	Same day exchange	11:00 a.m.	Next day exchange

All Other Funds	NYSE Close	Same day exchange	NYSE Close	Next day exchange


You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.

You will automatically be eligible for phone exchanges, unless you decline this privilege at the time you open your account. It is recommended that you provide the necessary information for the phone exchange option on your initial application. If you do not do this and later wish to take advantage of the privilege, call the MTB Group of Funds for authorization forms.

By Mail

Send your written request to the MTB Group of Funds.

Systematic Exchange Program

You may exchange Shares from one Fund into the same share class of another Fund on a monthly, quarterly or annual basis. Exchanges must be at least $1,000 and are subject to limitations as described above. For more information and an application form for this Program, call the MTB Group of Funds.

Class S Shares Only

If you invest in Class S Shares through a sweep account you will receive sweep account materials describing the various features and operations of the sweep account from M&T Bank, as well as account opening forms. The sweep account materials should be reviewed in conjunction with this prospectus.

Corporate Class of Prime Money Market Fund

The Corporate Class will accept purchases on the following terms:

  $1 million minimum, on a non-aggregated basis, to open an account;
  additional purchases for existing accounts in any amount.

Eligible purchasers are limited to Corporate customers of M&T Corporate Trust, M&T Institutional Custody and M&T Securities, directed trustees of defined benefit plans, and commercial demand deposit account sweeps.

The Corporate Class will not accept the following purchases:

  personal trust or discretionary accounts;
  exchanges from existing MTB money market accounts, or purchases that result from the sale and reinvestment of existing MTB money market accounts.

Existing shareholders of the Corporate Class may continue to hold their shares and add to their accounts without regard to the stated minimums and restrictions.

Frequent Trading Policies

Fluctuating Funds. Frequent or short-term trading into and out of a Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt a Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs, and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time as of which NAV is calculated.

The Funds’ Board has approved policies and procedures intended to discourage excessive, frequent or short-term trading of the Funds’ Shares. The Funds also monitor trading in Shares in an effort to identify disruptive trading activity. The Funds monitor trades into and out of the Funds within a period of 30 days or less, where both the purchase and sale are at least $100,000. The Funds may also monitor trades into and out of the Funds over periods longer than 30 days. Whether or not the specific monitoring limits are exceeded, the Funds’ management or Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Funds and other shareholders and may preclude the shareholder from making further purchases or exchanges of Shares. No matter how the Funds define their limits on frequent trading of Shares, other purchases and sales of Shares may have adverse effects on the management of a Fund’s portfolio and its performance.

The Funds’ frequent trading restrictions do not apply to purchases and sales of Shares of MTB Group of Funds (“Underlying Funds”) by the MTB Managed Allocation Funds. The MTB Managed Allocation Funds impose the same frequent trading restrictions as the Underlying Funds at their shareholder level. In addition, allocation changes of the investing MTB Managed Allocation Fund are monitored, and the managers of the Underlying Fund must determine that there is no material adverse impact on the Underlying Fund or its shareholders. The intent of this exception is to allow managers of the MTB Managed Allocation Funds to accommodate cash flows that result from non-abusive trading in the MTB Managed Allocation Funds, and to reallocate portfolio investments of MTB Managed Allocation Funds among various Underlying Funds in accordance with the investment objectives of the MTB Managed Allocation Funds, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nevertheless, as with any trading in Fund Shares, purchases and redemptions of Underlying Fund Shares by the MTB Managed Allocation Funds could adversely affect the management of the Underlying Fund’s portfolio and its performance.


The Funds’ objective is that their restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. The Funds anticipate that limitations on its ability to identify trading activity to specific shareholders, particularly when shares are held through financial intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.


The Adviser will provide to the Funds’ Board a quarterly report of all potential occurrences which were detected during the preceding quarter, and a description of any action taken with respect thereto.

Money Market Funds. Given the short-term nature of the Money Market Funds’ investments and their use of the amortized cost method for calculating the NAV of Money Market Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Money Market Funds will have significant adverse consequences for the Money Market Funds and their shareholders. For this reason and because the Money Market Funds are intended to be used as liquid short-term investments, the Funds’ policies or procedures to discourage frequent or short-term trading do not apply to the Money Market Funds’ Shares. However, the Money Market Funds may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing or exchanging shares of the Money Market Funds and other non-Money Market Funds if the Funds’ management or Advisor determines from the amount, frequency or pattern of purchased and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the non-Money Market Funds and their shareholders.

Account and Share Information

Corporate Resolutions

Corporations and certain other organizations are required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organization.

Confirmations and Account Statements

Except with respect to the Money Market Funds, you will receive written confirmation of purchases, redemptions and exchanges (except systematic transactions). Money Market Funds send monthly statements in lieu of share activity confirmations. Shareholders of all other Funds also will receive quarterly statements reporting all account activity, unless there is activity in the account in which case a monthly statement is sent, including systematic transactions, dividends and capital gains paid.

Retirement Investments

Shares of the Funds can be purchased as an investment for retirement plans or IRA accounts. You may be subject to an annual IRA account fee. Each Tax-Free Money Market Fund, the Maryland Municipal Bond Fund, the Pennsylvania Municipal Bond Fund, and the New York Municipal Bond Fund are generally not appropriate for retirement plans or IRA accounts. For further details, contact MTB Funds and consult a tax advisor.

Online Access

Shareholders of the Money Market Funds can view statements and performance information on-line by signing up on the MTB website at www.mtbfunds.com. For more information, contact the MTB Group of Funds.

Distribution of Fund Shares

Edgewood Services, Inc. (Distributor), whose address is 5800 Corporate Drive, Pittsburgh, PA 15237, serves as the Distributor of the Funds offered by this Prospectus. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

Except for Class S Shares, the Fund’s Distributor markets the Shares described in this prospectus to corporations, institutions or other entities investing for their own (including as a fiduciary) or their individual customers’ accounts, directly or through a financial intermediary that has an agreement with the Distributor.

The Fund’s Distributor markets the Class S Shares described in this prospectus to institutions and individuals and to customers who purchase Shares through cash management services, such as sweep accounts.

When the Distributor receives marketing fees it may pay some or all of them to financial intermediaries. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to financial intermediaries for marketing and servicing Shares. Financial intermediaries include the Advisor and its affiliates. You should consult your financial intermediary to determine what types of compensation it may receive for selling Fund Shares.

From time to time in its sole discretion, the Distributor may institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other sources available to it, including amounts made available by the Distributor’s affiliate (Federated Services Company), and the Advisor and its affiliates out of their reasonable profits and other resources. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

Rule 12B-1 Plans (Corporate Shares,
Institutional II Shares and Class S Shares Only)

The Funds have adopted a Rule 12b-1 Plan on behalf of Corporate Shares, Institutional II Shares and Class S Shares offered by this Prospectus, which allows them to pay distribution fees to financial intermediaries (which may be paid through the Distributor) at an annual rate of up to 0.25% of the average daily net assets of these share classes of the Funds, for the sale, distribution, administration, customer servicing and recordkeeping of these Shares. These fees may be paid to the Distributor, the Advisor and their affiliates. The Funds may waive or reduce the maximum amount of Rule 12b-1 fees they pay from time to time in their sole discretion. In addition, a financial intermediary (including the Distributor, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they may be entitled. Because these Shares may pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

Shareholder Services Plans (Corporate Shares,
Institutional I Shares and Class S Shares Only)

The Funds have adopted a Shareholder Services Plan on behalf of Corporate Shares, Institutional I Shares, and Class S Shares, which is administered by Federated Services Company to pay service fees to financial intermediaries (which may include the Distributor, the Advisor or their affiliates) for providing services to the Funds and their shareholders and maintaining shareholders accounts. M&T Securities, Inc. (M&T Securities) has entered into a shareholder services agreement with Federated Services Company under which it is entitled to receive a shareholder services fee for acting as shareholder servicing agent for the Funds, including providing shareholder assistance and communicating or facilitating purchases and redemptions of Shares.

Additional Payments to Financial Intermediaries

The Distributor and its affiliates (including Federated Services Company) may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries (which may include the Advisor and its affiliates) to support the sale of Shares or provide services to Fund shareholders. The Advisor and its affiliates may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries including the Distributor and Federated Services Company) to support the sale of Shares or provide services to the Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell Shares of the Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder service fee arrangement. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor, their affiliates, or the Fund and any services the financial intermediary provides. The SAI contains additional information on the types of additional payments that may be paid.


Dividends and Capital Gains


FUND	DIVIDENDS DECLARED/ DIVIDENDS PAID

International Equity Fund, Large Cap Growth Fund, Large Cap Stock Fund, Mid Cap Growth Fund, Mid Cap Stock Fund, Multi Cap Growth Fund, Small Cap Growth Fund, Small Cap Stock Fund	Annually/Annually

Balanced Fund, Equity Index Fund, Large Cap Value Fund	Quarterly/Quarterly

Equity Income Fund	Monthly/Monthly

Money Market Fund, U.S. Treasury Money
Market Fund, Income Fund, New York Tax-Free
Money Market Fund, Pennsylvania Tax-Free Money
Market Fund, Prime Money Market Fund,
Tax-Free Money Market Fund, U.S. Government
Money Market Fund, Intermediate-Term Bond Fund,
Maryland Municipal Bond Fund, Pennsylvania Municipal
Bond Fund, New York Municipal Bond Fund,
Short Duration Government Bond Fund, Short-Term
Corporate Bond Fund, U.S. Government Bond Fund

Daily/Monthly


Only shareholders of a Fund on the record date are entitled to receive payments of dividends and/or capital gains.

The Money Market Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.


In addition, each Fund intends to pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If the Funds receive returned mail from the address to which cash distributions are being mailed, a second attempt will be made to deliver the proceeds. After a second postal return, your account will be coded to reinvest all future distributions until such time that a correct address is provided.


If you purchase Shares just before a Fund declares a dividend (other than a Fund that declares dividends daily) or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain.

Tax Information

The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Tax information will be mailed to you on or before January 31 each year. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.

The Funds’ distributions are expected to be as follows:

FUND	DISTRIBUTIONS ARE EXPECTED TO BE PRIMARILY:

International Equity Fund, Multi Cap Growth Fund, Small Cap Growth Fund	Capital Gains

Balanced Fund, Equity Income Fund, Equity Index Fund, Large Cap Growth Fund, Large Cap Stock Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Stock Fund, Small Cap Stock Fund	Dividends and Capital Gains

Income Fund, Intermediate-Term Bond Fund,
Money Market Fund, Maryland Municipal Bond Fund,
New York Municipal Bond Market Fund,
New York Tax-Free Money Market Fund,
Pennsylvania Municipal Bond Fund,
Pennsylvania Tax-Free Money Market Fund,
Prime Money Market Fund,
Short Duration Government Bond Fund,
Short-Term Corporate Bond Fund,
Tax-Free Money Market Fund,
U.S. Government Bond Fund,
U.S. Government Money Market Fund,
U.S. Treasury Money Market Fund

Dividends

It is anticipated that distributions for Maryland Municipal Bond Fund, New York Municipal Bond Fund, New York Tax-Free Money Market Fund, Pennsylvania Municipal Bond Fund, Pennsylvania Tax-Free Money Market Fund and Tax-Free Money Market Fund will be primarily dividends that are exempt from federal income tax, although a portion of each Fund’s dividends may not be exempt. Dividends may be subject to state and local taxes, although each of these Fund’s dividends will be exempt from Maryland, New York or Pennsylvania state personal income tax to the extent that they are derived from interest on obligations exempt from Maryland, New York or Pennsylvania personal income taxes, respectively.

Redemptions and exchanges are taxable sales. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Please consult your tax advisor regarding your federal, state and local tax liability.

Portfolio Holdings Information

Information concerning each Fund’s portfolio holdings is available in the “Funds & Performance” section of the MTB Group of Funds website at www.mtbfunds.com. A complete listing of each Fund’s portfolio holdings as of the end of each month is posted on the website approximately 60 days after the end of the month and remains there until it is replaced with information for the next month. You may access this from the “Funds & Performance” page: click on “Fund Holdings,” choose from the menu of “Equity Fund Holdings,” “Fixed Income Holdings,” or “Money Market Fund Holdings,” and select the name of the Fund from the appropriate menu.

Summary portfolio composition information as of the close of each quarter is posted on the website approximately 30 days after the end of the quarter and remains there until replaced by the information for the succeeding quarter. The summary portfolio composition information may include the following types of information, but is subject to change:

  For Stock Funds, Bond Funds and Balanced Fund, identification of the Fund’s top ten holdings;
  For Stock Funds, Bond Funds, Balanced Fund, and Money Market Funds, percentage breakdowns of the portfolio holdings by sector, credit quality, and/or country, as applicable.

You may access this from the “Funds & Performance” page: click on “Institutional Funds Quarterly Fact Sheets,” and select the appropriate link opposite the name of the Fund.

In addition, each Fund’s annual and semiannual reports contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. You may access this from the “Funds & Performance” page: click on “Prospectus & Fund Guide” and select the desired report from the following options: “Semi-Annual Report Money Market Funds,” “Semi-Annual Report Fluctuating Funds” or “Annual Report.” Each Fund prepares a report on Form N-Q of its portfolio holdings as of the end of the Fund’s first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. Each of these fiscal quarter reports containing complete listings of the Fund’s portfolio holdings is filed with the SEC within 60 days of the end of the reporting period at the SEC’s website at www.sec.gov and posted on the Funds’ website at www.mtbfunds.com.

Who Manages the Funds?

The Board of Trustees (the Board) governs the Funds. The Board selects and oversees the Advisor, MTB Investment Advisors, Inc. (“MTBIA”), a subsidiary of M&T Bank. The Advisor manages each Fund’s assets, including buying and selling portfolio securities. The Advisor’s address is 100 E. Pratt Street, 17th Floor, Baltimore, MD 21202.


M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1892 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State, Pennsylvania, Maryland and parts of Virginia, West Virginia, the District of Columbia and Delaware. As of June 30, 2007, M&T Bank Corporation had over $57.8 billion in assets. MTBIA and entities affiliated with MTBIA or its predecessors have served as investment advisor to MTB Funds since 1988 and, as of June 30, 2007, it managed approximately $13.3 billion in assets. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.


For its services under an Advisory Contract, the Advisor receives an annual Advisory Fee from each Fund, equal to a percentage of each Fund’s average daily net assets as follows:

FUND	ADVISORY FEE

Money Market Fund	0.40%

New York Tax-Free Money Market Fund	0.40%

Pennsylvania Tax-Free Money Market Fund	0.40%

Prime Money Market Fund	0.40%

Tax-Free Money Market Fund	0.40%

U.S. Government Money Market Fund	0.40%

U.S. Treasury Money Market Fund	0.40%

Income Fund	0.60%

Intermediate-Term Bond Fund	0.70%

Maryland Municipal Bond Fund	0.70%

New York Municipal Bond Fund	0.70%

Pennsylvania Municipal Bond Fund	0.70%

Short Duration Government Bond Fund	0.60%

Short-Term Corporate Bond Fund	0.70%

U.S. Government Bond Fund	0.70%

Balanced Fund	0.65%

Equity Income Fund	0.70%

Equity Index Fund	0.20%

International Equity Fund	1.00%

Large Cap Growth Fund	0.85%

Large Cap Stock Fund	0.85%

Large Cap Value Fund	0.70%

Mid Cap Growth Fund	0.85%

Mid Cap Stock Fund	0.85%

Multi Cap Growth Fund	0.70%

Small Cap Growth Fund	0.85%

Small Cap Stock Fund	0.85%

The Advisor may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

In addition to the investment management services provided by MTBIA, MTBIA’s affiliate M&T Securities, Inc. also provides administrative services to the Funds and is entitled to receive a maximum fee of 0.04% of the Funds’ average daily net assets for such administrative services. M&T Securities, Inc. and its affiliates also may receive up to 0.25% of average daily net assets of the Funds’ Corporate Shares, Institutional I Shares and Class S Shares for shareholder services under the Shareholder Services Plan described in “Shareholder Services Plans” and up to 0.25% of average daily net assets of the Funds’ Institutional II Shares, Corporate Shares and Class S Shares for distribution services provided to the Funds under the Rule 12b-1 Plan described in “Rule 12b-1 Plans.”


A discussion of the Board’s review of the Funds’ investment advisory contracts is available in the Funds’ Semi-Annual Shareholder reports dated October 31, 2006.


Sub-Advisors

Pursuant to an exemptive order from the Securities and Exchange Commission, the Advisor (subject to the approval of the Board) may select and replace sub-advisors and amend Sub-Advisory agreements between the Advisor and the sub-advisors without obtaining shareholder approval. The foregoing applies to all Funds except MTB Money Market Fund.

The Advisor has entered into Sub-Advisory agreements with the following sub-advisors to manage the Funds indicated, subject to supervision of the Advisor and the Board, and in accordance with the investment objective and restrictions of the respective Funds. For their services, each sub-advisor receives a fee based upon a percentage of their respective Fund’s average daily net assets, which is paid by the Advisor and not by the Fund.


LSV Asset Management (LSV) sub-advises the value equity portions of International Equity Fund, Small Cap Stock Fund and Mid Cap Stock Fund. LSV is an active quantitative value equity money manager. As of June 30, 2007, LSV oversaw approximately $79.2 billion of client assets in equity portfolios for a variety of institutional investors including retirement plans, endowments, foundations, corporations and mutual fund sponsors. LSV’s team of portfolio managers, who are supported by a team of quantitative analysts, manages the value equity portions of International Equity Fund, Small Cap Stock Fund and Mid Cap Stock Fund. The role of the portfolio management team includes making buy, sell and hold decisions, quantitative modeling, research, portfolio risk management and programming. The team conducts ongoing research relating to management of the value equity portions of the Funds.


LSV INTERNATIONAL EQUITY VALUE COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of certain international equity value accounts managed by LSV Asset Management (LSV). The LSV International Equity Value composite is composed of all fee paying accounts under discretionary management by LSV in LSV’s international equity value investment strategy that have investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB International Equity Fund for which LSV is the subadviser. LSV has prepared the gross performance data for the composite shown in the table in compliance with the Global Investment Performance Standards (GIPS®). GIPS® has not been involved in the preparation or review of this report. The GIPS® method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB International Equity Fund in their analysis of the historical experience of LSV in managing all international equity value portfolios with investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB International Equity Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Institutional I Shares of MTB International Equity Fund for the fiscal year ended April 30, 2007 were used.


The historical performance of the LSV International Equity Value composite is not that of any of the MTB Funds, including MTB International Equity Fund, and is not necessarily indicative of any Fund’s future results. MTB International Equity Fund commenced operations on February 9, 1999, and LSV commenced managing the value style portion of the MTB International Equity Fund on October 25, 2005. The actual performance of the value style portion of the MTB International Equity Fund (which is not presented in this prospectus) may vary significantly from the past performance of the composite. Moreover, MTB International Equity Fund’s actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i) MTB International Equity Fund’s actual performance for the period since October 25, 2005 through December 31, 2005 reflects a combination of the performance of the value style portion of the Fund, managed by LSV, with that of the core and growth style portions of the Fund (which are managed by other subadvisers); and (ii) the Fund’s actual performance for the period since October 25, 2005 reflects a single unitary investment style used by a single subadviser. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely impact the fund’s performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and by the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse effect on the performance results of the composite.


LSV INTERNATIONAL EQUITY VALUE COMPOSITE PERFORMANCE

Average Annual Total Return for the Periods Ended December 31, 2006:


International Equity Value Composite*	1 Year	3 Years	5 Years	Since Inception January 1, 1998

Composite net of all Institutional I Shares operating expenses	29.42%	23.09%	22.13%	14.09%

Composite gross of all operating expenses	31.48%	25.06%	24.09%	15.93%

Morgan Stanley Capital International - Europe, Australia, Far East Index® (MSCI EAFE)	26.34%	19.93%	14.98%	8.39%

Morgan Stanley Capital International - Europe, Australia, Far East Value Index® (MSCI EAFE Value)	30.38%	22.64%	17.65%	11.20%


Calendar Year Total Return for the Years Ended December 31:


	1998	1999	2000	2001	2002	2003	2004	2005	2006

Composite net of all Institutional I Shares operating expenses	13.22%	17.39%	0.22%	(9.66)%	1.52%	43.38%	27.20%	13.27%	29.42%

Composite gross of all operating expenses	15.09%	19.33%	1.88%	(8.14)%	3.22%	45.70%	29.27%	15.07%	31.49%

Morgan Stanley Capital International - Europe, Australia, Far East Index® (MSCI EAFE)	19.94%	27.02%	(14.17)%	(21.44%)	(15.94)%	38.59%	20.25%	13.54%	26.34%

Morgan Stanley Capital International - Europe, Australia, Far East Value Index® (MSCI EAFE Value)	17.69%	24.15%	(3.17)%	(18.52)%	(15.91)%	45.30%	24.33%	13.80%	30.38%


Because voluntary fee waivers limit the MTB International Equity Fund Institutional I Shares total operating expenses actually paid to 1.47%, the performance of the composite net of advisory fees and expenses after giving effect to the voluntary fee waivers would have been:


Average Annual Total Return for the Periods Ended December 31, 2006:


International Equity Value Composite*	1 Year	3 Years	5 Years	Since Inception January 1, 1998

Composite net of all Institutional I Shares operating expenses	29.62%	23.28%	22.32%	14.27%


Calendar Year Total Return for the Years Ended December 31


	1998	1999	2000	2001	2002	2003	2004	2005	2006

Composite net of all Institutional I Shares operating expenses	13.40%	17.58%	0.38%	(9.52)%	1.69%	43.60%	27.40%	13.44%	29.62%


* This is not the performance of MTB International Equity Fund. The International Equity Value composite includes all fee paying discretionary accounts managed by LSV in LSV’s international equity value investment strategy which have investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB International Equity Fund. As of December 31, 2006, the International Equity Value composite was composed of 115 accounts totaling approximately $24.7 billion in assets.


LSV ASSET MANAGEMENT MID CAP VALUE COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of certain mid cap value accounts managed by LSV Asset Management (“LSV”). The LSV Mid Cap Value composite is composed of all fee paying accounts under discretionary management by LSV in LSV’s mid cap value investment strategy that have investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB Mid Cap Stock Fund, for which LSV is the subadviser. LSV has prepared the gross performance data for the composite shown in the table in compliance with the Global Investment Performance Standards (GIPS®). GIPS® has not been involved in the preparation or review of this report. The GIPS® method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB Mid Cap Stock Fund in their analysis of the historical experience of LSV in managing all mid cap value portfolios with investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB Mid Cap Stock Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Institutional I Shares of MTB Mid Cap Stock Fund for the fiscal year ended April 30, 2007 were used.

The historical performance of the LSV Mid Cap Value composite is not that of any of the MTB Funds, including MTB Mid Cap Stock Fund, and is not necessarily indicative of any Fund’s future results. MTB Mid Cap Stock Fund commenced operations on July 1, 1994, and LSV commenced managing the value style portion of the MTB Mid Cap Stock Fund on December 8, 2004. The actual performance of the value style portion of the MTB Mid Cap Stock Fund (which is not presented in this prospectus) may vary significantly from the past performance of the composite. Moreover, MTB Mid Cap Stock Fund’s actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i) MTB Mid Cap Stock Fund’s actual performance for the period since December 8, 2004 reflects both the performance of the value style portion of the Fund, as well as the performance of the growth style portion of the Fund (which is managed by MTBIA); and (ii) the Fund’s actual performance for the period prior to December 8, 2004 reflects a single unitary investment style used by a single adviser. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely impact the fund’s performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse effect on the performance results of the composite.

LSV MID CAP VALUE COMPOSITE PERFORMANCE

Average Annual Total Return for the Periods Ended December 31, 2006:


Mid Cap Value Composite*	1 Year	3 Years	5 Years	Since Inception September 1, 1997

Composite net of all Institutional I Shares operating expenses	17.71%	17.09%	16.16%	12.42%

Composite gross of all operating expenses	19.26%	18.64%	17.70%	13.91%

Russell Mid Cap Value Index	20.22%	18.77%	15.88%	12.32%


Calendar Year Total Return for the Years Ended December 31:


	1997**	1998	1999	2000	2001	2002	2003	2004	2005	2006

Composite net of all Institutional I Shares operating expenses	10.25%	(0.07)%	(8.01)%	22.66%	13.33%	(5.80)%	39.83%	22.78%	11.03%	17.71%

Composite gross of all operating expenses	10.74%	1.29%	(6.75)%	24.30%	14.85%	(4.52)%	41.68%	24.42%	12.53%	19.26%

Russell Mid Cap Value Index	34.37%	5.08%	(0.11)%	19.18%	2.33%	(9.64%)	38.07%	23.71%	12.65%	20.22%


Because the adviser voluntarily agreed to limit the MTB Mid Cap Stock Fund Institutional I Shares total operating expenses to 1.16%, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:


Average Annual Total Return for the Periods Ended December 31, 2006:


Mid Cap Value Composite*	1 Year	3 Years	5 Years	Since Inception September 1, 1997

Composite net of all Institutional I Shares operating expenses	17.92%	17.30%	16.37%	12.62%


Calendar Year Total Return for the Years Ended December 31:


	1997**	1998	1999	2000	2001	2002	2003	2004	2005	2006

Composite net of all Institutional I Shares operating expenses	10.32%	0.13%	(7.82)%	22.90%	13.55%	(5.61)%	40.10%	23.02%	11.25%	17.92%


* This is not the performance of MTB Mid Cap Stock Fund. The Mid Cap Value composite includes all fee paying discretionary accounts managed by LSV in LSV’s mid cap value investment strategy which have investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB Mid Cap Stock Fund. As of December 31, 2006, the Mid Cap Value composite was composed of 28 accounts totaling approximately $2.5 billion.


** For the period September 1, 1997 to December 31, 1997.

LSV ASSET MANAGEMENT SMALL CAP VALUE COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of certain small cap value accounts managed by LSV Asset Management (“LSV”). The LSV Small Cap Value composite is composed of all fee paying accounts under discretionary management by LSV in LSV’s small cap value investment strategy that have investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB Small Cap Stock Fund, for which LSV is the subadvisor. LSV has prepared the gross performance data shown for the composite in compliance with the Global Investment Performance Standards (GIPS). GIPS® has not been involved in the preparation or review of this report. The GIPS® method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB Small Cap Stock Fund in their analysis of the historical experience of LSV in managing all small cap value portfolios with investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB Small Cap Stock Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Institutional I Shares of MTB Small Cap Stock Fund for the fiscal year ended April 30, 2007 were used.

The historical performance of the LSV Small Cap Value composite is not that of any of the MTB Funds, including MTB Small Cap Stock Fund, and is not necessarily indicative of any Fund’s future results. MTB Small Cap Stock Fund commenced operations on July 1, 1994, and LSV commenced managing the value style portion of the MTB Small Cap Stock Fund on June 30, 2001. The actual performance of the value style portion of the MTB Small Cap Stock Fund (which is not presented in this prospectus) may vary significantly from the past performance of the composite. Moreover, MTB Small Cap Stock Fund’s actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i) MTB Small Cap Stock Fund’s actual performance for the period since June 30, 2001, reflects both the performance of the value style portion of the Fund, as well as the performance of the growth style portion of the Fund (which is managed by another subadviser); and (ii) the Fund’s actual performance for the period prior to June 30, 2001 reflected a single unitary investment style used by a single adviser. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely impact the fund’s performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse affect on the performance results of the composite.

LSV SMALL CAP VALUE COMPOSITE PERFORMANCE

Average Annual Total Return for the Periods Ended December 31, 2006:


Small Cap Value Composite*	1 Year	3 Years	5 Years	Since Inception February 1, 1997

Composite net of all Institutional I Shares operating expenses	18.20%	14.32%	16.53%	15.07%

Composite gross of all operating expenses	19.68%	15.75%	17.98%	16.51%

Russell 2000 Value Index	23.48%	16.48%	15.37%	13.22%


Calendar Year Total Return for the Years Ended December 31:


	1997**	1998	1999	2000	2001	2002	2003	2004	2005	2006

Composite net of all Institutional I Shares operating expenses	36.31%	(1.28)%	(6.41)%	25.37%	18.51%	(1.96)%	46.65%	20.66%	4.73%	18.20%

Composite gross of all operating expenses	37.86%	(0.02)%	(5.21)%	26.94%	20.00%	(0.71)%	48.47%	22.18%	6.06%	19.68%

Russell 2000 Value Index	31.78%	(6.45)%	(1.49)%	22.83%	14.02%	(11.43)%	46.03%	22.25%	4.71%	23.48%


Because the adviser voluntarily agreed to limit the MTB Small Cap Stock Fund Institutional I Shares total operating expenses to 1.22%, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:


Average Annual Total Return for the Periods Ended December 31, 2006:


Small Cap Value Composite*	1 Year	3 Years	5 Years	Since Inception February 1, 1997

Composite net of all Institutional I Shares operating expenses	18.25%	14.36%	16.57%	15.11%


Calendar Year Total Return for the Years Ended December 31:


	1997**	1998	1999	2000	2001	2002	2003	2004	2005	2006

Composite net of all Institutional I Shares operating expenses	36.32%	(1.27)%	(6.40)%	25.38%	18.52%	(1.95)%	46.67%	20.68%	4.74%	18.25%


* This is not the performance of MTB Small Cap Stock Fund. The Small Cap Value composite includes all fee paying discretionary accounts managed by LSV in LSV’s small cap value investment strategy which have investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB Small Cap Stock Fund. As of December 31, 2006, the Small Cap Value composite was composed of 33 accounts totaling approximately $2.6 billion.


** For the period February 1, 1997 to December 31, 1997.


SSgA Funds Management, Inc. (SSgA FM) sub-advises the core style portion of the MTB International Equity Fund. SSgA FM is a subsidiary of State Street Corporation and is located at One Lincoln Street, Boston, Massachusetts 02111. As of June 30, 2007, SSgA FM managed approximately $149 billion in assets and, together with its affiliates, which comprise State Street Global Advisors (“SSgA”), the investment management business of State Street Corporation, managed approximately $1.9 trillion in assets. SSgA FM makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales.


SSgA INTERNATIONAL ALPHA COMPOSITE
PERFORMANCE INFORMATION

The following table presents the past performance of a composite of certain international equity core accounts managed by State Street Global Advisors (SSgA), an affiliate of SSgA Funds Management, Inc. (SSgA FM), which serves as the subadviser to the core style portion of the MTB International Equity Fund. The performance information provided is not the performance of SSgA FM, but the performance of its affiliate, SSgA. The portfolio managers for the accounts/funds in the composite are dual employees of SSgA and SSgA FM and as a result, manage all client accounts, regardless of account type, in this strategy for both advisors. The performance of SSgA, rather than SSgA FM, is being shown because SSgA FM does not have sufficient performance in this investment strategy. The SSgA International Alpha composite is composed of all fee paying accounts under discretionary management by SSgA in SSgA’s international equity core investment strategy that have investment objectives, policies and strategies substantially similar to those of the core style portion of the MTB International Equity Fund, for which SSgA is the subadviser. SSgA has prepared the gross performance data for the composite shown in the table in compliance with the Global Investment Performance Standards (GIPS®). GIPS® has not been involved in the preparation or review of this report. The GIPS® method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table do not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB International Equity Fund in their analysis of the historical experience of SSgA in managing all international equity core portfolios with investment objectives, policies and strategies substantially similar to those of the core style portion of the MTB International Equity Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Institutional I Shares of MTB International Equity Fund for the fiscal year ended April 30, 2007 were used.

The historical performance of the SSgA International Alpha composite is not that of any of the MTB Funds, including MTB International Equity Fund, and is not necessarily indicative of any Fund’s future results. MTB International Equity Fund commenced operations on February 9, 1999, and SSgA FM commenced managing the core style portion of the MTB International Equity Fund on October 25, 2005. The actual performance of the core style portion of the MTB International Equity Fund (which is not presented in this prospectus) may vary significantly from the past performance of the composite. Moreover, MTB International Equity Fund’s actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i) MTB International Equity Fund’s actual performance for the period since October 25, 2005 reflects a combination of the performance of the core style portion of the Fund, managed by SSgA FM, with that of the growth and value style portions of the Fund (which are managed by other subadvisers); and (ii) the Fund’s actual performance for the period prior to October 25, 2005 reflects a single unitary investment style by a single subadviser. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely impact the fund’s performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse effect on the performance results of the composite.

SSgA INTERNATIONAL ALPHA COMPOSITE PERFORMANCE

Average Annual Total Return for the Periods Ended December 31, 2006:


International Alpha Composite*	1 Year	3 Years	5 Years	Since Inception January 1, 1998

Composite net of all Institutional I Shares operating expenses	26.30%	20.50%	16.18%	9.19%

Composite gross of all operating expenses	28.32%	22.44%	18.05%	10.96%

Morgan Stanley Capital International - Europe, Australia, Far East Index® (MSCI EAFE)	26.34%	19.93%	14.98%	8.39%


Calendar Year Total Return for the Years Ended December 31:


	1998	1999	2000	2001	2002	2003	2004	2005	2006

Composite net of all Institutional I Shares operating expenses	16.10%	26.27%	(13.20)%	(18.23)%	(13.62)%	39.92%	21.95%	13.60%	26.30%

Composite gross of all operating expenses	18.02%	28.34%	(11.73)%	(16.84)%	(12.16)%	42.20%	23.95%	15.40%	28.32%

Morgan Stanley Capital International - Europe, Australia, Far East Index® (MSCI EAFE)	19.94%	27.02%	(14.17)%	(21.44)%	(15.94)%	38.59%	20.25%	13.54%	26.34%


Because voluntary fee waivers limit the MTB International Equity Fund Institutional I Shares total operating expenses actually paid to 1.47%, the performance of the composite net of advisory fees and expenses after giving effect to the voluntary fee waivers would have been:


Average Annual Total Return for the Periods Ended December 31, 2006:


International Alpha Composite*	1 Year	3 Years	5 Years	Since Inception January 1, 1998

Composite net of all Institutional I Shares operating expenses	(1.45)%	11.06%	10.69%	6.37%


Calendar Year Total Return for the Years Ended December 31:


	1998	1999	2000	2001	2002	2003	2004	2005	2006

Composite net of all Institutional I Shares operating expenses	16.28%	26.47%	(13.06)%	(18.10)%	(13.48)%	40.14%	22.14%	13.77%	(1.45)%


* This is not the performance of MTB International Equity Fund. The International Alpha composite includes all fee paying discretionary accounts managed by SSgA in SSgA’s international equity core investment strategy which have investment objectives, policies and strategies substantially similar to those of the core style portion of the MTB International Equity Fund. As of December 31, 2006, the International Alpha composite was composed of 11 accounts totaling approximately $5.6 billion.


Effective November 1, 2006, Copper Rock Capital Partners, LLC (Copper Rock) sub-advises the growth equity portion of MTB Small Cap Stock Fund. Copper Rock was formed and began operations in February 2005 and its principal business address is 200 Clarendon Street, 52nd Floor, Boston, Massachusetts 02116. Copper Rock is a 60% indirect subsidiary of Old Mutual plc, a financial services company headquartered in London, England. As of June 30, 2007, Copper Rock managed approximately $2.4 billion in assets. Copper Rock has had past experience managing mutual funds. Copper Rock manages the growth equity portion of Small Cap Stock Fund, makes decisions with respect to and place orders for all purchases and sales of the growth equity securities, and maintains the records relating to such purchases and sales.


NWQ Investment Management Company LLC (NWQ) sub-advises Large Cap Value Fund. NWQ is a registered investment advisor that was founded in 1982 and most recently reorganized in August 2002 as a Delaware limited liability company. NWQ is a majority-owned subsidiary of Nuveen Investments, Inc. NWQ’s principal business address is 2049 Century Park East, 16th Floor, Los Angeles, California 90067. As of June 30, 2007, NWQ managed approximately $38.6 billion in assets. NWQ has had past experience managing mutual funds. NWQ manages Large Cap Value Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales.


NWQ LARGE CAP VALUE COMPOSITE
PERFORMANCE INFORMATION

The following table presents the past performance of a composite of certain large cap value accounts managed by NWQ, which serves as the subadviser to the MTB Large Cap Value Fund. The NWQ Large Cap Value composite is composed of all fee paying accounts under discretionary management by NWQ that have large cap value investment objectives, policies and strategies substantially similar to those of the MTB Large Cap Value Fund. NWQ has prepared the gross performance data for the composite shown in the table in compliance with the Global Investment Performance Standards (GIPS®). GIPS® has not been involved in the preparation or review of this report. The gross performance data was calculated on an asset-weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs and custodial fees, without provision for federal and state income taxes, if any. The GIPS® method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB Large Cap Value Fund in their analysis of the historical experience of NWQ in managing all large cap value portfolios with investment objectives, policies and strategies substantially similar to those of the MTB Large Cap Value Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Institutional I Shares of MTB Large Cap Value Fund for the fiscal year ended April 30, 2006 were used.

The historical performance of the NWQ Large Cap Value composite is not that of any of the MTB Funds, including MTB Large Cap Value Fund, and is not necessarily indicative of any Fund’s future results. MTB Large Cap Value Fund commenced operations on September 26, 1997, and NWQ commenced managing the MTB Large Cap Value Fund on December 8, 2004. The actual performance of the MTB Large Cap Value Fund (which is presented in this prospectus) may vary significantly from the past performance of the composite. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely impact the fund’s performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse effect on the performance results of the composite. The aggregate returns of the accounts comprising the composite may not reflect the returns of any particular account managed by NWQ.

NWQ LARGE CAP VALUE COMPOSITE PERFORMANCE

Average Annual Total Return for the Periods Ended December 31, 2006:


Large Cap Value Composite*	1 Year	3 Years	5 Years	10 Years

Composite net of all Institutional I Shares operating expenses	17.76%	15.87%	12.16%	12.50%

Composite gross of all operating expenses	19.09%	17.18%	13.43%	13.78%

Standard & Poor’s 500/Citigroup Value Index	20.80%	13.94%	9.06%	9.28%


Calendar Year Total Return for the Years Ended December 31:


	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006

Composite net of all Institutional I Shares operating expenses	33.72%	7.61%	15.66%	9.47%	0.04%	(14.71)%	33.57%	19.17%	10.72%	17.76%

Composite gross of all operating expenses	35.31%	8.93%	17.06%	10.80%	1.27%	(13.65)%	35.17%	20.61%	12.01%	19.09%

Standard & Poor’s 500/Citigroup Value Index	29.98%	14.69%	12.73%	6.08%	(11.71)%	(20.85)%	31.79%	15.71%	6.22%	20.80%


Because the adviser voluntarily agreed to limit the MTB Large Cap Value Fund Institutional I Shares total operating expenses to 1.01%, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:


Average Annual Total Return for the Periods Ended December 31, 2006:


Large Cap Value Composite*	1 Year	3 Years	5 Years	10 Years

Composite net of all Institutional I Shares operating expenses	17.92%	16.03%	12.31%	12.66%


Calendar Year Total Return for the Years Ended December 31:


	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006

Composite net of all Institutional I Shares operating expenses	33.97%	7.81%	15.87%	9.68%	0.23%	(14.55)%	33.82%	19.39%	10.87%	17.92%


* This is not the performance of MTB Large Cap Value Fund. The Large Cap Value composite includes all fee paying discretionary accounts managed by the Managers which have large cap value investment objectives, policies and strategies substantially similar to those of the MTB Large Cap Value Fund. As of December 31, 2006, the Large Cap Value composite was composed of 204 accounts totaling approximately $5.5 billion.


DePrince, Race & Zollo, Inc. (DRZ) sub-advises Equity Income Fund. DRZ is a registered investment advisor formed in April 1995 and substantially owned by three principals, Gregory M. DePrince, John D. Race and Victor A. Zollo, Jr. DRZ’s principal business address is 250 Park Avenue South, Suite 250, Winter Park, FL 32789. As of June 30, 2007, DRZ managed approximately $5.7 billion in assets. DRZ has had past experience managing mutual funds. DRZ manages Equity Income Fund and the value equity component of Balanced Fund, makes decisions with respect to and places orders for all purchases and sales of portfolio securities with respect thereto, and maintains the records relating to such purchases and sales.


DEPRINCE, RACE & ZOLLO, INC. LARGE CAP VALUE COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of certain large cap value accounts managed by DePrince, Race & Zollo, Inc. (“DRZ”). The DRZ Large Cap Value composite is composed of all fee paying accounts under discretionary management by DRZ in DRZ’s large cap value investment strategy that have investment objectives, policies and strategies substantially similar to those of the MTB Equity Income Fund, for which DRZ is the subadviser. DRZ has calculated the gross performance data for the composite shown in the table on an asset-weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs and custodial fees, without provision for federal and state income taxes, if any. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB Equity Income Fund in their analysis of the historical experience of DRZ in managing all large cap value portfolios with investment objectives, policies and strategies substantially similar to those of the MTB Equity Income Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Institutional I Shares of MTB Equity Income Fund for the fiscal year ended April 30, 2007 were used.

The historical performance of the DRZ Large Cap Value composite is not that of any of the MTB Funds, including MTB Equity Income Fund, and is not necessarily indicative of any Fund’s future results. MTB Equity Income Fund commenced operations on November 18, 1996, and DRZ commenced managing the MTB Equity Income Fund on December 8, 2004. The actual performance of the MTB Equity Income Fund (which is presented in this prospectus) may vary significantly from the past performance of the composite. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely impact the fund’s performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse effect on the performance results of the composite.

DRZ LARGE CAP VALUE COMPOSITE PERFORMANCE

Average Annual Total Return for the Periods Ended December 31, 2006:


Large Cap Value Composite*	1 Year	3 Years	5 Years	10 Years

Composite net of all Institutional I Shares operating expenses	19.71%	11.84%	10.85%	11.24%

Composite gross of all operating expenses	21.23%	13.27%	12.26%	12.66%

Standard & Poor’s 500 Index	15.79%	10.44%	6.19%	8.42%


Calendar Year Total Return for the Years Ended December 31:


	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006

Composite net of all Institutional I Shares operating expenses	28.86%	4.06%	1.06%	13.79%	12.64%	(9.09)%	31.67%	13.26%	3.25%	19.71%

Composite gross of all operating expenses	30.45%	5.36%	2.33%	15.21%	14.03%	(7.93)%	33.29%	14.67%	4.53%	21.23%

Standard & Poor’s 500 Index	33.36%	28.58%	21.04%	(9.11)%	(11.88)%	(22.10)%	28.69%	10.87%	4.89%	15.79%


Because the adviser voluntarily agreed to limit the MTB Equity Income Fund Institutional I Shares total operating expenses to 1.02%, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:


Average Annual Total Return for the Periods Ended December 31, 2006:


Large Cap Value Composite*	1 Year	3 Years	5 Years	10 Years

Composite net of all Institutional I Shares operating expenses	(1.01)%	5.16%	6.94%	9.41%


Calendar Year Total Return for the Years Ended December 31:


	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006

Composite net of all Institutional I Shares operating expenses	29.19%	4.33%	1.32%	14.09%	12.93%	(8.85)%	32.00%	13.55%	3.51%	(1.01)%


* This is not the performance of MTB Equity Income Fund. The Large Cap Value composite includes all fee paying discretionary accounts managed by DRZ in DRZ’s large cap value investment strategy which have investment objectives, policies and strategies substantially similar to those of the MTB Equity Income Fund. As of December 31, 2006, the Large Cap Value composite was composed of 113 accounts totaling approximately $4.1 billion.


Hansberger Global Investors, Inc. (HGI) sub-advises the growth equity component of the International Equity Fund. HGI is a wholly-owned subsidiary of Hansberger Group, Inc. It was founded in 1994 and its principal business address is 401 East Las Olas Blvd., Suite 1700, Fort Lauderdale, FL 33301. HGI is an indirect, majority-owned subsidiary of Natixis Global Asset Management, L.P., which, together with certain of HGI’s employees, owns 100% of Hansberger Group, Inc., HGI’s direct parent. Natixis Global Asset Management, L.P., is part of Natixis Global Asset Management Group, an international asset management group based in Paris, France. Natixis Global Asset Management is ultimately owned principally, directly and indirectly, by three large affiliated French financial services entities: Natixis (formerly Natexis Banques Populaires), an investment banking and financial services firm; the Caisse Nationale des Caisses d’Epargne (CNCE), a financial institution owned by French regional savings banks known as the Caisses d’Epargne and the Banque Federale des Banques Populaires. As of June 30, 2007, HGI managed approximately $10.8 billion in assets. HGI manages the growth equity component of International Equity Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales.


HGI TAX-EXEMPT INTERNATIONAL
GROWTH EQUITY COMPOSITE
PERFORMANCE INFORMATION

The following table presents past performance of a composite of certain accounts managed by Hansberger Global Investors, Inc. (HGI), which serves as the subadvisor to the growth style portion of the MTB International Equity Fund. All returns are shown in US$ terms.


HGI is a registered investment advisor specializing in the management of global and international equity portfolios. The HGI Tax-Exempt International Growth Equity Composite consists of all fully discretionary portfolios, run by HGI’s Growth Team, that invest in equities of companies domiciled outside of the U.S. and that are invested without regard to tax consequences.1 To receive a complete list of the firm’s composites and/or a complete presentation that adheres to the GIPS standards, contact Marketing at Hansberger Global Investors, Inc, 401 East Las Olas Blvd, Ft. Lauderdale, FL 33301 or call 954-522-5150.


Hansberger Global Investors, Inc. claims compliance with the Global Investment Performance Standards (GIPS®). For the period from July 1996 through December 1998 the track record presented here consists of portfolios managed by this same team while employed by Indago Capital Management in Toronto, Ontario, an affiliate of The Canada Life Assurance Company, an investment advisor not affiliated with Hansberger Global Investors, Inc.

Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB International Equity Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by Institutional I Shares of MTB International Equity Fund for the fiscal year ended April 30, 2007 were used.

1 Since the MTB International Equity Fund is not tax-managed, HGI has advised that the Fund is appropriate for inclusion in the composite.

The historical performance of the HGI Tax-Exempt International Growth Equity Composite is not that of any MTB Funds, including the MTB International Equity Fund, and is not necessarily indicative of any Fund’s future results. MTB International Equity Fund commenced operations on February 9, 1999, and HGI commenced managing the growth style portion of the MTB International Equity Fund on October 25, 2005. The actual performance of the growth style portion of the MTB International Equity Fund (which is not presented in this prospectus) may vary significantly from past performance of the composite. Moreover, MTB International Equity Fund’s actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i) MTB International Equity Fund’s actual performance for the period since October 25, 2005 will reflect a combination of the performance of the growth style portion of the Fund, managed by HGI, with that of the value and core style portions of the Fund (which are managed by other subadvisers); and (ii) the Fund’s actual performance for the period prior to October 25, 2005 reflects a single unitary investment style used by a single subadvisor.


While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely impact the fund’s performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse effect on the performance results of the composite.


HGI TAX-EXEMPT INTERNATIONAL GROWTH EQUITY COMPOSITE PERFORMANCE

Average Annual Total Return for the Periods Ended December 31, 2006:


HGI Tax-Exempt International Growth Equity Composite*	1 Year	3 Years	5 Years	Since Inception July 31, 1996

Composite net of all Institutional I Shares operating expenses	23.38%	17.41%	13.95%	10.88%

Composite gross of all operating expenses	25.36%	19.30%	15.79%	12.02%

Morgan Stanley Capital International All Country World Index Ex-US® (MSCI ACWI Ex-US)	27.16%	21.81%	16.87%	8.71%


Calendar Year Total Return for the Years Ended December 31:


	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006

Composite net of all Institutional I Shares operating expenses	2.22%	15.06%	51.99%	(4.32)%	(19.50)%	(14.22)%	38.25%	13.53%	15.54%	23.38%

Composite gross of all operating expenses	3.93%	16.97%	54.45%	(2.71)%	(18.13)%	(12.76)%	40.50%	15.40%	17.36%	25.36%

Morgan Stanley Capital International All Country World Index Ex-US® (MSCI ACWI Ex-US)	2.04%	14.46%	30.91%	(15.09)%	(19.50)%	(14.67)%	41.41%	21.36%	17.11%	27.16%


Because the adviser voluntarily agreed to limit the MTB International Fund Institutional I Shares total operating expenses to 1.47%, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:


Average Annual Total Return for the Periods Ended December 31, 2006:


HGI Tax-Exempt International Growth Equity Composite*	1 Year	3 Years	5 Years	Since Inception July 31, 1996

Composite net of all Institutional I Shares operating expenses	23.57%	17.59%	14.13%	11.06%


Calendar Year Total Return for the Years Ended December 31:


	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006

Composite net of all Institutional I Shares operating expenses	2.39%	15.24%	52.23%	(4.17)%	(19.37)%	(14.08)%	38.46%	13.71%	15.71%	23.57%


* This is not the performance of MTB International Equity Fund. The HGI Tax-Exempt International Growth Equity composite includes all fee paying discretionary accounts managed by HGI in HGI’s international equity growth investment strategy which have investment objectives, policies and strategies substantially similar to those of the growth style portion of the MTB International Equity Fund. As of December 31, 2006, the HGI Tax-Exempt International Growth Equity Composite was composed of eight accounts totaling approximately $2.6 billion.


Portfolio Managers


FUND	MANAGER(S)

International Equity Fund

Puneet Mansharamani, CFA (LSV) (value portion)
Josef Lakonishok (LSV) (value portion)
Menno Vermeulen, CFA (LSV) (value portion)
Paul Moghtader, CFA (SSgA FM) (core portion)
Craig S. Scholl, CFA (SSgA FM) (core portion)
Thomas R. H. Tibbles, CFA (HGI) (growth portion)
Barry A. Lockhart, CFA (HGI) (growth portion)
Trevor Graham, CFA (HGI) (growth portion)
Patrick Tan (HGI) (growth portion)

Small Cap Growth Fund	James Thorne, Ph.D. Bradley A. Williams Steven Crain

Small Cap Stock Fund

Josef Lakonishok (LSV) (value portion)
Menno Vermeulen, CFA (LSV) (value portion)
Puneet Mansharamani, CFA (LSV) (value portion)
Tucker Walsh (Copper Rock) (growth portion)
Michael Malouf, CFA (Copper Rock) (growth portion)

Mid Cap Growth Fund	William F. Dwyer, CFA Mark Schultz, CFA

Mid Cap Stock Fund

Josef Lakonishok (LSV) (value portion)
Menno Vermeulen, CFA (LSV) (value portion)
Puneet Mansharamani, CFA (LSV) (value portion)
William F. Dwyer, CFA (growth portion)
Mark Schultz, CFA (growth portion)

Multi Cap Growth Fund	Allen J. Ashcroft, Jr. (large cap Mark Schultz, CFA (mid cap) William F. Dwyer, CFA (mid cap) James Thorne, Ph.D. (small cap)

Large Cap Growth Fund	Allen J. Ashcroft, Jr.

Large Cap Stock Fund	William F. Dwyer, CFA Mark Schultz, CFA

Equity Index Fund	Peter C. Hastings, CFA Clarence W. Woods, Jr.

Large Cap Value Fund	Jon D. Bosse, CFA (NWQ) E.C. (Ted) Friedel, CFA (NWQ)

Equity Income Fund	Gregory M. DePrince, CFA (DRZ) Jill S. Lynch (DRZ)

Balanced Fund	Allen J. Ashcroft, Jr. (growth equity portion) James M. Hannan (fixed income portion) Gregory M. DePrince, CFA (DRZ) (value equity portion) Jill S. Lynch (DRZ) (value equity portion)

Intermediate-Term Bond Fund	Wilmer C. Stith III, CFA

Income Fund	James M. Hannan Wilmer C. Stith III, CFA

Short-Term Corporate Bond Fund	Wilmer C. Stith III, CFA

Maryland Municipal Bond Fund	Susan L. Schnaars, CFA, CPA

Pennsylvania Municipal Bond Fund	Susan L. Schnaars, CFA, CPA

New York Municipal Bond Fund	Mark Tompkins, CFA

U.S. Government Bond Fund	James M. Hannan Wilmer C. Stith III, CFA

Short Duration Government Bond Fund	James M. Hannan Robert J. Truesdell


Portfolio Manager Responsibilities

The following is information about how Funds with multiple Portfolio Managers allocate responsibilities for day-to-day management. Please see “Portfolio Manager Biographies” below for background information about Portfolio Managers for all Funds.


International Equity Fund - Josef Lakonishok, Menno Vermeulen and Puneet Mansharamani jointly manage the value portion of the International Equity Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings. Paul Moghtader and Craig Scholl jointly manage the core portion of the International Equity Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings. The growth portion of International Equity Fund is team managed. Thomas R. H. Tibbles, as team leader, has ultimate authority and veto power over all buy and sell decisions. All team members are responsible for research coverage which is assigned by global industry sectors, recommending stocks and recommending subsequent buy and sell decisions.


Small Cap Growth Fund - James Thorne, Ph.D., Bradley A. Williams and Steven Crain jointly manage the Small Cap Growth Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings.


Small Cap Stock Fund - Josef Lakonishok, Menno Vermeulen and Puneet Mansharamani jointly manage the value portion of the Small Cap Stock Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings. Tucker Walsh, Head of Portfolio Management, and Michael Malouf, Portfolio Manager, jointly managed the growth portion of the Small Cap Stock Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings.


Mid Cap Growth Fund - William F. Dwyer, CFA and Mark Schultz jointly manage the Mid Cap Growth Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings.


Mid Cap Stock Fund - Josef Lakonishok, Menno Vermeulen and Puneet Mansharamani jointly manage the value portion of the Mid Cap Stock Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings. William F. Dwyer and Mark Schultz jointly manage the growth portion of the Mid Cap Stock Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings.


Multi Cap Growth Fund - Allen J. Ashcroft, Jr., Mark Schultz, William F. Dwyer, CFA, and James Thorne jointly manage the Multi Cap Growth Fund. Mr. Ashcroft makes decisions on purchases and sales, and sector and capitalization weightings, on the large cap portion of the Multi Cap Growth Fund, Mr. Dwyer and Mr. Schultz agree on purchases and sales, and jointly decide on sector and capitalization weightings on the mid cap portion of the Multi Cap Growth Fund, and Mr. Thorne makes decisions on purchases and sales, as well as sector and capitalization weightings on the small cap portion of the Multi Cap Growth Fund.

Large Cap Stock Fund - William F. Dwyer, CFA and Mark Schultz jointly manage the Large Cap Stock Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings.

Equity Index Fund - Peter C. Hastings and Clarence W. Woods, Jr. jointly manage the Equity Index Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings.

Large Cap Value Fund - Jon D. Bosse has primary responsibility for driving the research process for the firm’s large cap portfolio strategy, and in conjunction with the firm’s investment professionals, developing a model portfolio for NWQ’s clients. E.C. (Ted) Friedel participates in that process and has primary responsibility for overseeing the strategy’s implementation and investment for Large Cap Value Fund.

Equity Income Fund - Gregory M. DePrince, with the help of his Co-Portfolio Manager Jill S. Lynch, oversees the portfolio management, research and trading functions as they relate to the firm’s large-cap value discipline.

Balanced Fund - Allen J. Ashcroft, Jr. manages the growth equity component of the Balanced Fund and James M. Hannan manages the fixed income component of the Balanced Fund. Gregory M. DePrince, with the help of his Co-Portfolio Manager Jill S. Lynch, oversees the portfolio management, research and trading functions as they relate to the value equity component of the Balanced Fund. Mr. Hannan is responsible for allocating and reallocating the Balanced Fund’s assets among the growth equity, value equity and fixed income components of the Fund.

Income Fund - James M. Hannan and Wilmer C. Stith III jointly manage the Income Fund. They agree on purchases and sales, and jointly decide on sector and duration management strategies.

U.S. Government Bond Fund - James M. Hannan and Wilmer C. Stith III jointly manage the U.S. Government Bond Fund. They agree on purchases and sales, and jointly decide on sector and duration management strategies.

Short Duration Government Bond Fund - James M. Hannan and Robert J. Truesdell jointly manage the Short Duration Government Bond Fund. They agree on purchases and sales, and jointly decide on sector and duration management strategies.

Portfolio Manager Biographies


Allen J. Ashcroft, Jr. has been a Senior Portfolio Manager of MTBIA since April 2007, a Vice President and Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 2003. He was a Vice President of AllFirst Bank from 1995 until its acquisition by M&T Bank on April 1, 2003. Mr. Ashcroft has more than 28 years of experience in investment research and equity analysis. He earned his B.A. from the University of Pittsburgh.


Jon D. Bosse, CFA, is a Portfolio Manager and the Chief Investment Officer for NWQ Investment Management Company LLC (NWQ). Prior to joining NWQ in 1996, Mr. Bosse spent ten years with ARCO Investment Management Company where, in addition to managing a value-oriented fund, he was the Director of Equity Research. Mr. Bosse received his B.A. in Economics from Washington University, St. Louis, where he was awarded the John M. Olin Award for excellence in economics, and graduated summa cum laude. He received his M.B.A. from the Wharton Business School, University of Pennsylvania. He is an active member of the Los Angeles Society of Financial Analysts. In addition, he is a CFA Charterholder and is a member of the CFA Institute.


Steven R. Crain, CFA, is a Vice President and Portfolio Manager with MTBIA. Mr. Crain has over 11 years of investment experience and joined MTBIA as an equity analyst in August 1997. From December 2004 to April 2007, Mr. Crain served as the Assistant Portfolio Manager for the MTB Small Cap Growth Fund. In addition to his portfolio management responsibilities, Mr. Crain also serves as a Senior Equity Research Analyst, where he focuses mainly on the Healthcare Services, Medical Devices, Healthcare IT and Life Science Tools industries. Mr. Crain earned his B.S. in Finance and M.B.A. from Canisius College and his M.S. in Finance from the University of Rochester Simon School of Business. He is a CFA Charterholder.


Gregory M. DePrince, CFA, is a Co-Founder and Partner of DePrince, Race & Zollo, Inc. (DRZ). He is responsible for the value income investment process, which is the cornerstone of the firm. Mr. DePrince oversees the portfolio management, research and trading functions as they relate to the firm’s large-cap value discipline. Prior to forming DRZ, Mr. DePrince was a Director and Partner at SunBank Capital Management. Prior to that, he was Director of special equity investments at ASB Capital Management in Washington, D.C., where he was Portfolio Manager for the equity income fund and special equity fund. Mr. DePrince is a CFA Charterholder and received his Bachelor of Fine Arts from Wittenberg University and Masters of Business Administration from George Washington University.

William F. Dwyer, CFA, has been a Senior Portfolio Manager of MTBIA since April 2007, the President and Chief Investment Officer of MTBIA since April 2003 and a Senior Vice President of M&T Bank since 2000. He was also the Chief Investment Officer of M&T Bank from 2000 to 2003. Mr. Dwyer earned his MBA from Western New England College in Springfield, Massachusetts and is a CFA Charterholder.

E.C. (Ted) Friedel, CFA, is a Portfolio Manager and Managing Director of NWQ. Prior to joining NWQ in 1983, Mr. Friedel spent eleven years with Beneficial Standard Investment Management Company where he managed several large institutional portfolios. He was a senior member of the firm’s investment committee and was instrumental in the development of investment policy. Mr. Friedel graduated from the University of California at Berkeley, B.S., and received his M.B.A. from Stanford University. He is an active member of the Los Angeles Society of Financial Analysts. In addition, he is a CFA Charterholder and is a member of the CFA Institute.

Trevor Graham, CFA, joined HGI in 2004 and serves as Vice President, Research. Prior to joining HGI, Mr. Graham maintained several different positions, including portfolio management and fundamental analyst for Phillips, Hager and North Investment Management Ltd., where he was employed from 1996 to 2004. He is a CFA Charterholder.


James M. Hannan is responsible for several separately managed institutional portfolios in addition to his portfolio management duties. Mr. Hannan has been Vice President and a Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 1, 2003. He was a Portfolio Manager of AllFirst Bank from 1987 until its acquisition by M&T Bank in April 2003. He has more than 19 years of experience in the investment industry. Mr. Hannan earned his B.S. from the University of Maryland and his M.B.A. from George Washington University.


Peter C. Hastings, CFA, has been a Vice President and Portfolio Manager of MTBIA since 1997. He earned his B.A. from Dickinson College and is a CFA Charterholder. Mr. Hastings has more than 12 years of experience in the investment industry.


Josef Lakonishok has served as Chief Executive Officer, Partner and Portfolio Manager for LSV since its founding in 1994. He has more than 26 years of investment research experience. In addition to his duties at LSV, Mr. Lakonishok serves as the William G. Karnes Professor of Finance at the University of Illinois at Urbana-Champaign.


Barry A. Lockhart, CFA, joined HGI in 1999 and serves as Senior Vice President. Prior to joining HGI he was a portfolio manager of foreign equity securities for Indago Capital Management. Prior to 1997, Mr. Lockhart was a senior investment analyst for Canada Life Investment Management with responsibilities in the U.S., Far East, European and Latin American equity markets. He began his career in the investment industry in 1989. Mr. Lockhart is a CFA Charterholder.


Jill S. Lynch. Ms. Lynch is a partner of DRZ and is a co-Portfolio Manager for the firm’s large-cap value discipline. Prior to joining DRZ in 1995, she was employed at SunBank Capital Management as a research analyst in the value area. Ms. Lynch received her Bachelor of Science in Finance from the University of Central Florida and a Masters of Business Administration from Rollins College in Winter Park, Florida.


Michael Malouf, CFA, joined Copper Rock in 2005 as a founding partner and has served as President and Portfolio Manager since then. Prior to joining Copper Rock he was a portfolio manager at Neuberger Berman and RCM Capital Management. Mr. Malouf held the position of Managing Director and Head of Small Cap Growth Investing at Neuberger Berman. He holds a B.S. in Finance from Arizona State University and has over 17 years of investment industry experience. Mr. Malouf is a CFA Charterholder.


Puneet Mansharamani, CFA, joined LSV in 2000 and is a Partner and Portfolio Manager. He previously served as a Quantitative Analyst for LSV. Prior to joining LSV, Mr. Mansharamani was an Analyst at Institutional Trust National City Corporation. He has more than 8 years of investment experience. Mr. Mansharamani is a CFA Charterholder and earned a B.S. in Engineering from Delhi University, Delhi College of Engineering in 1997 and an M.S. in Engineering at Case Western Reserve University, Case School of Engineering in 2001.


Paul Moghtader, CFA, is a Managing Director of SSgA and a Principal of SSgA FM. He joined the firm in 1998 and is the head of the Global Active Equity Team. Mr. Moghtader received an M.B.A. from the J.L. Kellogg Graduate School of Management at Northwestern University and a B.A. in Economics from Macalester College. Mr. Moghtader is a CFA Charterholder.


Craig S. Scholl, CFA, is a Vice President of SSgA and a Principal of SSgA FM. He joined the firm in 2000 and is a member of the Global Active Equity Team. Mr. Scholl received a Bachelor of Science degree in Finance and Television Production from Syracuse University. He is a CFA Charterholder.


Susan L. Schnaars, CFA, CPA, is responsible for managing several large institutional accounts, in addition to her portfolio management duties. She has been a Vice President and Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 1, 2003. She was a Portfolio Manager of AllFirst Bank from 1992 until its acquisition by M&T Bank in April 2003. Ms. Schnaars is a CFA Charterholder and a Certified Public Accountant, and has more than 18 years of experience in the investment industry. She earned her B.S. and M.S. from Drexel University.


Mark Schultz, CFA, has been a Senior Portfolio Manager of MTBIA since April 2007, a Vice President and Portfolio Manager of MTBIA since April 2003 and a Vice President of M&T Bank since July 2001. In addition to his portfolio management duties, as an analyst, Mr. Schultz focuses on commercial services and supply companies. Prior to joining M&T Bank, Mr. Schultz worked as a portfolio manager with Caldwell Securities Ltd. in Toronto, Canada from June 1996 to September 1999, and was engaged in the process of becoming a permanent U.S. resident from September 1999 through July 2001. He began his career with Royal Bank of Canada in country risk analysis and multinational corporate banking. Mr. Schultz is a CFA charterholder and received his doctorate in politics from the University of Oxford.


Wilmer C. Stith III, CFA, has been a Vice President and Portfolio Manager of MTBIA since 1996. In addition to his portfolio management duties, he manages fixed income, separate accounts and is responsible for analyzing and trading various fixed income securities. Mr. Stith has more than 15 years of experience in the investment industry. He is a CFA Charterholder. Mr. Stith earned his B.A. from Kenyon College and his M.B.A. from Loyola College in Maryland.


Patrick Tan, Research Analyst, joined HGI in 1999. Prior to joining HGI, Mr. Tan was an Analyst at Indago Capital Management in Toronto, an affiliate of Canada Life from July 1997 to March 1999. He received a B.A. from the University of Toronto and has more than six years of investment-related experience.


James Thorne, Ph.D., has been a Senior Portfolio Manager of MTBIA since April 2007 and a Vice President and Portfolio Manager of MTBIA since April 2003, concentrating on equity selections as well as economic forecasting in addition to his portfolio management duties. Mr. Thorne has also been a Vice President of M&T Bank since February 2001. From February 1994 through December 2000, he was Portfolio Manager at Caldwell Securities Investment Management. Prior to 1994 Mr. Thorne was a professor at the Schulich School of Business and at Bishop’s University. Mr. Thorne received his Ph.D. in Economics, in the fields of Finance and Industrial Organization from York University in June 1993.

Thomas R. H. Tibbles, CFA, joined HGI in 1999 and serves as Managing Director of Canada. Prior to joining HGI he was Head of the Global Equity Team at Indago Capital Management in Toronto, an affiliate of Canada Life. From 1993 to joining Indago in 1996, he served as Vice President, International Equities for Sun Life Investment Management, managing a portfolio of non-North America equity securities for pension and mutual fund clients. Mr. Tibbles began his career in the investment industry in 1986. Mr. Tibbles is a CFA Charterholder.

Mark Tompkins, CFA, has been a Vice President and a Portfolio Manager for MTBIA since April 2003. He is responsible for managing fixed income portfolios. He has also been an Assistant Vice President of M&T Bank since August 1998. Prior to joining M&T Bank in August 1998, Mr. Tompkins spent over 4 years as a Portfolio Manager with Karpus Investment Management in Rochester, New York. At Karpus, he was responsible for managing fixed income investments for various portfolios including corporations and high net worth individuals. Mr. Tompkins holds a B.S. in Mechanical Engineering from Oakland University and a M.B.A. in Finance and Accounting from Syracuse University. He is a CFA Charterholder.

Robert J. Truesdell has been a Vice President and Portfolio Manager of MTBIA since 2003, and is an Administrative Vice President of M&T Bank, which he joined as Vice President and Fixed Income Manager in 1988. He has supervised the management of U.S. Government Bond Fund since its inception. Mr. Truesdell oversees the MTB Money Market Funds. He holds an M.B.A. in Accounting from the State University of New York at Buffalo.

Partner since 1998. He has more than 13 years of investment and research experience. Prior to joining LSV, Mr. Vermeulen served as a portfolio manager for ABP Investments. He is a CFA Charterholder.


Menno Vermeulen, CFA has served as a Portfolio Manager and Senior Quantitative analyst of LSV since 1995 and a Partner since 1998. He has more than 13 years of investment and research experience. Prior to joining LSV, Mr. Vermeulen served as a portfolio manager for ABP Investments. He is a CFA Charterholder.


Tucker Walsh joined Copper Rock in February 2005 as a founding partner and has served as Chief Executive Officer and Head of Portfolio Management since then. Prior to joining Copper Rock, he was a Managing Director and Head of the Small Cap Growth team at State Street Research from 1997 to 2005. Mr. Walsh earned a B. A. in Economics from Washington & Lee University and has over 16 years of industry experience.


Bradley A. Williams is a Portfolio Manager and Senior Equity Research Analyst with MTBIA. He covers Computer Hardware, Storage and Peripherals, Semi-Conductors and Semi-Conductor Equipment. Mr. Williams joined MTBIA in October 2005 with 15 years experience in investment analysis. Prior to joining MTBIA, Mr. Williams managed ASB Capital Management’s active equity Core and Relative Value investment portfolios from 2003 to 2005. He also held analyst and portfolio management positions with a private investment fund from 2000 through 2002. Mr. Williams holds a B.B.A. from the University of Wisconsin.


Clarence W. Woods, Jr. has been a Vice President and Portfolio Manager of, and Chief Equity Trader for, MTBIA since 1996. In addition to his portfolio management duties, he heads the equity-trading unit. Prior to joining MTBIA, he was a Vice President and Chief Equity Trader with Mercantile Safe Deposit & Trust Company in Baltimore, MD, where he managed the Equity Trading Department. Mr. Woods has more than 23 years experience in the investment industry.


The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Funds.


Financial Highlights

The following financial highlights are intended to help you understand the financial performance of each MTB Group of Fund’s Corporate Shares(formerly Institutional Shares), Institutional I Shares, Institutional II Shares and Class S Shares for the past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned(or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains.


The information, except as noted herein for certain Funds for the year ended April 30, 2003, for the MTB Group of Funds has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds’ audited financial statements, is included in the April 30, 2007 Annual Report of the Trust.


The financial highlights for the MTB Large Cap Stock, MTB Equity Index, MTB Equity Income, MTB Mid Cap Growth, MTB Small Cap Growth, MTB Multi Cap Growth, MTB Balanced, MTB Income, MTB Intermediate Term Bond, MTB Short-Term Corporate Bond, MTB Maryland Municipal Bond, MTB Pennsylvania Municipal Bond, U.S. Government Money Market, MTB Tax-Free Money Market Fund and MTB Pennsylvania Tax-Free Money Market Funds for the fiscal year ended April 30, 2003 were audited by another independent registered public accounting firm.


MTB Group of Funds
Financial Highlights


(For a share outstanding throughout each period)
						Ratios to Average Net Assets

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Distributions from Net Investment Income	Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)

U.S. Treasury Money Market Fund

Class S Shares
2003	$1.00	0.01	(0.01)	$1.00	0.68%	0.86%	0.70%	0.09%	$18,011

2004	$1.00	0.002(c)	(0.002)	$1.00	0.22%	0.77%	0.22%	0.32%	$16,013

2005	$1.00	0.010	(0.010)	$1.00	0.95%	0.76%	0.98%	0.37%	$19,603

2006	$1.00	0.028	(0.028)	$1.00	2.88%	0.81%	2.79%	0.21%	$28,842

2007	$1.00	0.041	(0.041)	$1.00	4.18%	0.96%	4.10%	0.07%	$27,794

U.S. Treasury Money Market Fund

Institutional I Shares
2004(d)	$1.00	0.003(c)	(0.003)	$1.00	0.33%	0.47%(e)	0.47%(e)	0.43%(e)	$288,113

2005	$1.00	0.012	(0.012)	$1.00	1.23%	0.49%	1.24%	0.39%	$294,260

2006	$1.00	0.032	(0.032)	$1.00	3.22%	0.49%	3.20%	0.29%	$337,038

2007	$1.00	0.046	(0.046)	$1.00	4.66%	0.49%	4.57%	0.28%	$336,470

U.S. Treasury Money Market Fund

Institutional II Shares
2004(d)	$1.00	0.003(c)	(0.003)	$1.00	0.28%	0.54%(e)	0.40%(e)	0.36%(e)	$353,773

2005	$1.00	0.012	(0.012)	$1.00	1.16%	0.56%	1.13%	0.32%	$383,305

2006	$1.00	0.031	(0.031)	$1.00	3.10%	0.60%	3.05%	0.19%	$396,703

2007	$1.00	0.044	(0.044)	$1.00	4.51%	0.63%	4.40%	0.14%	$382,644

U.S. Government Money Market Fund

Institutional I Shares
2003	$1.00	0.01	(0.01)	$1.00	1.25%	0.43%	1.26%	0.56%	$1,232,568

2004(f)	$1.00	0.007(c)	(0.007)	$1.00	0.69%	0.42%	0.69%	0.37%	$1,255,603

2005	$1.00	0.014	(0.014)	$1.00	1.45%	0.43%	1.45%	0.43%	$1,210,017

2006	$1.00	0.034	(0.034)	$1.00	3.45%	0.43%	3.41%	0.33%	$1,281,353

2007	$1.00	0.047	(0.047)	$1.00	4.83%	0.45%	4.74%	0.31%	$1,420,028

U.S. Goverment Money Market Fund

Institutional II Shares
2003	$1.00	0.01	(0.01)	$1.00	1.18%	0.50%	1.17%	0.56%	$259,017

2004(f)	$1.00	0.006(c)	(0.006)	$1.00	0.62%	0.48%	0.59%	0.38%	$1,434,300

2005	$1.00	0.014	(0.014)	$1.00	1.38%	0.49%	1.31%	0.36%	$786,260

2006	$1.00	0.033	(0.033)	$1.00	3.38%	0.50%	3.36%	0.26%	$849,308

2007	$1.00	0.46	(0.046)	$1.00	4.74%	0.54%	4.63%	0.22%	$1,075,679

Tax-Free Money Market Fund

Institutional I Shares
2003	$1.00	0.01	(0.01)	$1.00	1.00%	0.39%	0.99%	0.60%	$96,729

2004(f)	$1.00	0.006	(0.006)	$1.00	0.62%	0.40%	0.62%	0.42%	$49,491

2005	$1.00	0.011	(0.011)	$1.00	1.14%	0.39%	1.13%	0.55%	$62,563

2006	$1.00	0.023	(0.023)	$1.00	2.36%	0.39%	2.32%	0.45%	$54,359

2007	$1.00	0.031	(0.031)	$1.00	3.19%	0.41%	3.13%	0.43%	$41,617


(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

(b) This expense decrease is reflected in both the net expense and net investment income ratios.

(c) Per share numbers have been calculated using the average shares method.

(d) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(e) Computed on an annualized basis.

(f) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another independent registered public accounting firm.


MTB Group of Funds
Financial Highlights


(For a share outstanding throughout each period)
										Ratios to Average Net Assets

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions	Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)

Tax-Free Money Market Fund

Institutional II Shares
2003	$1.00	0.01	--	0.01	(0.01)	--	(0.01)	$1.00	0.93%	0.46%	0.92%	0.61%	$48,218

2004(c)	$1.00	0.005	--	0.005	(0.005)	--	(0.005)	$1.00	0.55%	0.47%	0.54%	0.36%	$51,614

2005	$1.00	0.011	--	0.011	(0.011)	--	(0.011)	$1.00	1.07%	0.46%	1.05%	0.48%	$41,640

2006	$1.00	0.022	--	0.022	(0.022)	--	(0.022)	$1.00	2.25%	0.50%	2.23%	0.34%	$37,806

2007	$1.00	0.030	--	0.030	(0.030)	--	(0.030)	$1.00	3.04%	0.55%	2.98%	0.29%	$29,292

Money Market Fund

Class S Shares
2003	$1.00	0.01	--	0.01	(0.01)	(0.00)(d)	(0.01)	$1.00	0.61%	1.00%	0.63%	0.20%	$81,002

2004	$1.00	0.002	--	0.002	(0.002)	--	(0.002)	$1.00	0.18%	0.94%	0.18%	0.24%	$53,238

2005	$1.00	0.010	0.000(e)	0.010	(0.010)	--	(0.010)	$1.00	0.97%	0.92%	0.96%	0.22%	$47,094

2006	$1.00	0.030	--	0.030	(0.030)	--	(0.030)	$1.00	3.01%	0.91%	2.97%	0.13%	$45,691

2007	$1.00	0.430	--	0.043	(0.043)	--	(0.043)	$1.00	4.40%	0.93%	4.33%	0.10%	$61,091

Money Market Fund

Institutional I Shares
2004(f)	$1.00	0.006	0.000(e)	0.006	(0.006)	--	(0.006)	$1.00	0.48%	0.42%(g)	0.69%(g)	0.51%(g)	$698,792

2005	$1.00	0.015	0.000(e)	0.015	(0.015)	--	(0.015)	$1.00	1.48%	0.41%	1.48%	0.47%	$563,829

2006	$1.00	0.035	--	0.035	(0.035)	--	(0.035)	$1.00	3.52%	0.41%	3.46%	0.38%	$508,399

2007	$1.00	0.048	--	0.048	(0.048)	--	(0.048)	$1.00	4.92%	0.43%	4.82%	0.35%	$502,907

Money Market Fund

Institutional II Shares
2004(f)	$1.00	0.004	--	0.004	(0.004)	--	(0.004)	$1.00	0.43%	0.49%(g)	0.62%(g)	0.44%(g)	$359,579

2005	$1.00	0.014	0.000(e)	0.014	(0.014)	--	(0.014)	$1.00	1.41%	0.48%	1.41%	0.40%	$326,475

2006	$1.00	0.034	--	0.034	(0.034)	--	(0.034)	$1.00	3.43%	0.50%	3.48%	0.29%	$550,498

2007	$1.00	0.047	--	0.047	(0.047)	--	(0.047)	$1.00	4.82%	0.53%	4.73%	0.25%	$555,422

Prime Money Market Fund

Corporate Shares(h)
2003	$1.00	0.01	--	0.01	(0.01)	(0.000)(e)	(0.01)	$1.00	1.21%	0.40%	1.20%	0.30%	$248,812

2004	$1.00	0.007	--	0.007	(0.007)	--	(0.007)	$1.00	0.68%	0.42%	0.66%	0.63%	$249,771

2005	$1.00	0.015	(0.000)(e)	0.015	(0.015)	--	(0.015)	$1.00	1.48%	0.42%	1.48%	0.72%	$308,968

2006	$1.00	0.034	--	0.034	(0.034)	--	(0.034)	$1.00	3.49%	0.43%	3.44%	0.60%	$313,897

2007	$1.00	0.048	--	0.048	(0.048)	--	(0.048)	$1.00	4.94%	0.40%	4.83%	0.63%	$349,459


(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

(b) This expense decrease is reflected in both the net expense and net investment income ratios.

(c) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another independent registered public accounting firm.

(d) Represents less than $0.01.

(e) Represents less than $0.001.

(f) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(g) Computed on an annualized basis.

(h) Formerly Institutional Shares.



MTB Group of Funds
Financial Highlights


(For a share outstanding throughout each period)
										Ratios to Average Net Assets

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions	Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

New York Tax-Free Money Market Fund

Institutional I Shares
2004(c)	$1.00	0.002	0.000(d)	0.002	(0.002)	--	(0.002)	$1.00	0.23%	0.64%(e)	0.41%(e)	0.26%(e)	$35,853	--

2005	$1.00	0.009	0.000(d)	0.009	(0.009)	0.000(d)	(0.009)	$1.00	0.92%	0.62%	0.89%	0.31%	$27,306	--

2006	$1.00	0.022	--	0.022	(0.022)	--	(0.022)	$1.00	2.24%	0.52%	2.22%	0.33%	$27,958	--

2007	$1.00	0.030	--	0.030	(0.030)	--	(0.030)	$1.00	3.08%	0.50%	3.02%	0.35%	$30,767	--

Pennsylvania Tax-Free Money Market Fund

Institutional I Shares
2003	$1.00	0.01	--	0.01	(0.01)	--	(0.01)	$1.00	0.86%	0.58%	0.88%	0.43%	$13,453	--

2004(f)	$1.00	0.004	--	0.004	(0.004)	--	(0.004)	$1.00	0.45%	0.59%	0.44%	0.65%	$15,361	--

2005	$1.00	0.010	--	0.010	(0.010)	--	(0.010)	$1.00	0.96%	0.59%	0.95%	0.88%	$20,758	--

2006	$1.00	0.022	--	0.022	(0.022)	--	(0.022)	$1.00	2.20%	0.58%	2.22%	0.60%	$29,677	--

2007	$1.00	0.030	--	0.030	(0.030)	--	(0.030)	$1.00	3.03%	0.57%	2.96%	0.59%	$15,343	--

Pennsylvania Tax-Free Money Market Fund

Institutional II Shares
2003	$1.00	0.01	--	0.01	(0.01)	--	(0.01)	$1.00	0.86%	0.58%	0.83%	0.73%	$3,439	--

2004(f)	$1.00	0.004	--	0.004	(0.004)	--	(0.004)	$1.00	0.44%	0.53%	0.54%	0.72%	$671	--

2005	$1.00	0.010	--	0.010	(0.010)	--	(0.010)	$1.00	0.96%	0.59%	1.02%	0.88%	$1,894	--

2006	$1.00	0.021	--	0.021	(0.021)	--	(0.021)	$1.00	2.17%	0.58%	2.12%	0.57%	$1,020	--

2007	$1.00	0.029	--	0.029	(0.029)	--	(0.029)	$1.00	2.97%	0.65%	2.90%	0.50%	$931	--

Short Duration Government Bond Fund

Institutional I Shares
2003	$9.80	0.33(g)	0.16	0.49	(0.44)	--	(0.44)	$9.85	5.05%	0.69%	3.33%	0.40%	$117,333	96%

2004	$9.85	0.25	(0.19)	0.06	(0.24)	--	(0.24)	$9.67	0.66%	0.71%	2.06%	0.37%	$199,792	125%

2005	$9.67	0.23	(0.07)	0.16	(0.23)	--	(0.23)	$9.60	1.68%	0.68%	2.39%	0.35%	$191,002	83%

2006	$9.60	0.30	(0.12)	0.18	(0.30)	--	(0.30)	$9.48	1.88%	0.67%	3.12%	0.36%	$190,155	71%

2007	$9.48	0.37	0.13	0.50	(0.37)	--	(0.37)	$9.61	5.40%	0.67%	3.92%	0.35%	$185,478	97%

Short-Term Corporate Bond Fund

Institutional I Shares
2003	$9.80	0.34	0.19	0.53	(0.35)	--	(0.35)	$9.98	5.44%	1.00%	3.49%	0.16%	$59,765	170%

2004(f)	$9.98	0.24	(0.11)	0.13	(0.24)	--	(0.24)	$9.87	1.31%	1.04%	2.36%	0.18%	$82,154	99%

2005	$9.87	0.24	(0.07)	0.17	(0.24)	--	(0.24)	$9.80	1.70%	0.78%	2.40%	0.43%	$76,078	97%

2006	$9.80	0.30	(0.08)	0.22	(0.30)	--	(0.30)	$9.72	2.29%	0.75%	3.08%	0.48%	$67,521	83%

2007	$9.72	0.38	0.11	0.49	(0.38)	--	(0.38)	$9.83	5.18%	0.75%	3.93%	0.49%	$58,771	64%


(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

(b) This expense decrease is reflected in both the net expense and net investment income ratios.

(c) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(d) Represents less than $0.001.

(e) Computed on an annualized basis.

(f) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another independent registered public accounting firm.

(g) Per share numbers have been calculated using the average shares method.


MTB Group of Funds
Financial Highlights


(For a share outstanding throughout each period)
										Ratios to Average Net Assets

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions	Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

U.S. Government Bond Fund

Institutional I Shares
2004(c)	$9.56	0.29(d)	(0.06)	0.23	(0.28)	(0.00)(e)	(0.28)	$9.51	2.44%	0.94%(f)	3.17%(f)	0.21%(f)	$149,744	64%(g)

2005	$9.51	0.38(d)	(0.00)(e)	0.38	(0.43)	--	(0.43)	$9.46	4.03%	0.85%	4.05%	0.32%	$129,035	106%(g)

2006	$9.46	0.39	(0.36)	0.03	(0.39)	--	(0.39)	$9.10	0.26%	0.84%	3.97%	0.30%	$121,943	95%(g)

2007	$9.10	0.40	0.18	0.58	(0.40)	--	(0.40)	$9.28	6.49%	0.84%	4.32%	0.27%	$119,940	71%(g)

New York Municipal Bond Fund

Institutional I Shares
2004(c)	$10.45	0.26	0.10	0.36	(0.26)	(0.09)	(0.35)	$10.46	3.39%	0.87%(f)	3.68%(f)	0.33%(f)	$27,293	40%

2005	$10.46	0.40	0.19	0.59	(0.40)	(0.03)	(0.43)	$10.62	5.77%	0.69%	3.81%	0.55%	$26,921	41%

2006	$10.62	0.41	(0.23)	0.18	(0.41)	(0.01)	(0.42)	$10.38	1.69%	0.67%	3.92%	0.55%	$38,135	56%

2007	$10.38	0.41	0.13	0.54	(0.41)	--	(0.41)	$10.51	5.26%	0.67%	3.89%	0.53%	$44,244	37%

Pennsylvania Municipal Bond Fund

Institutional I Shares
2003	$10.08	0.41	0.38	0.79	(0.41)	--	(0.41)	$10.46	7.96%	0.99%	3.97%	--	$158,648	12%

2004(h)	$10.46	0.39	(0.26)	0.13	(0.39)	--	(0.39)	$10.20	1.21%	0.98%	3.79%	0.12%	$190,805	11%

2005	$10.20	0.37	0.07	0.44	(0.37)	--	(0.37)	$10.27	4.37%	1.00%	3.60%	0.11%	$160,966	27%

2006	$10.27	0.38	(0.26)	0.12	(0.38)	--	(0.38)	$10.01	1.13%	0.89%	3.68%	0.25%	$136,387	12%

2007	$10.01	0.37	0.08	0.45	(0.37)	--	(0.37)	$10.09	4.56%	0.85%	3.70%	0.30%	$133,668	26%

Maryland Municipal Bond Fund

Institutional I Shares
2003	$10.09	0.42	0.34	0.76	(0.42)	--	(0.42)	$10.43	7.66%	0.84%	4.07%	0.17%	$100,797	18%

2004(h)	$10.43	0.42	(0.22)	0.20	(0.41)	--	(0.41)	$10.22	1.92%	0.83%	4.02%	0.28%	$99,271	17%

2005	$10.22	0.42	0.15	0.57	(0.42)	(0.04)	(0.46)	$10.33	5.62%	0.73%	4.03%	0.45%	$99,134	13%

2006	$10.33	0.41(d)	(0.24)	0.17	(0.41)	(0.03)	(0.44)	$10.06	1.63%	0.72%	4.01%	0.45%	$95,924	12%

2007	$10.06	0.40	0.08	0.48	(0.40)	(0.03)	(0.43)	$10.11	4.84%	0.72%	4.00%	0.42%	$98,014	16%

Intermediate-Term Bond Fund

Institutional I Shares
2003	$9.84	0.42	0.66	1.08	(0.42)	--	(0.42)	$10.50	11.20%	0.84%	4.14%	0.12%	$128,263	259%(g)

2004(h)	$10.50	0.39(d)	(0.27)	0.12	(0.43)	(0.12)	(0.55)	$10.07	1.21%	0.81%	3.76%	0.27%	$254,875	154%(g)

2005	$10.07	0.38(d)	--	0.38	(0.46)	--	(0.46)	$9.99	3.85%	0.74%	3.77%	0.37%	$245,706	197%(g)

2006	$9.99	0.38(d)	(0.33)	0.05	(0.40)	--	(0.40)	$9.64	0.47%	0.73%	3.88%	0.38%	$216,402	189%(g)

2007	$9.64	0.44(d)	0.17	0.61	(0.44)	--	(0.44)	$9.81	6.42%	0.73%	4.44%	0.38%	$195,560	189%(g)

Income Fund

Institutional I Shares
2003	$10.03	0.43	0.54	0.97	(0.43)	--	(0.43)	$10.57	9.86%	0.85%	4.17%	0.08%	$246,639	276%(g)

2004(h)	$10.57	0.39	(0.31)	0.08	(0.39)	(0.26)	(0.65)	$10.00	0.81%	0.85%	3.75%	0.14%	$181,498	177%(g)

2005	$10.00	0.40(d)	0.04	0.44	(0.40)	(0.09)	(0.49)	$9.95	4.55%	0.82%	3.95%	0.23%	$131,542	86%(g)

2006	$9.95	0.42	(0.40)	0.02	(0.41)	(0.03)	(0.44)	$9.53	0.16%	0.81%	4.01%	0.23%	$133,002	96%(g)

2007	$9.53	0.46	0.19	0.65	(0.46)	(0.01)	(0.47)	$9.71	7.03%	0.79%	4.81%	0.27%	$115,486	79%(g)


(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

(b) This expense decrease is reflected in both the net expense and net investment income ratios.

(c) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(d) Per share numbers have been calculated using the average shares method.

(e) Represents less than $0.01.

(f) Computed on an annualized basis.

(g) This calculation excludes purchases and sales from dollar roll transactions.

(h) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another independent registered public accounting firm.


MTB Group of Funds
Financial Highlights


(For a share outstanding throughout each period)
										Ratios to Average Net Assets

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Loss)	Net Realized and Unrealized Gain(Loss) on Investments and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency Transactions	Total Distributions	Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

Balanced Fund

Institutional I Shares
2003	$12.91	0.21	(1.32)	(1.11)	(0.22)	--	(0.22)	$11.58	(8.52)%	0.94%	1.80%	0.04%	$122,051	84%

2004(c)	$11.58	0.13	1.50	1.63	(0.13)	--	(0.13)	$13.08	14.11%	0.96%	1.06%	0.13%	$118,815	66%

2005	$13.08	0.23	(0.13)	0.10	(0.22)	--	(0.22)	$12.96	0.73%	0.95%	1.66%	0.21%	$84,800	41%

2006	$12.96	0.30	0.78	1.08	(0.25)	--	(0.25)	$13.79	8.35%	0.89%	1.51%	0.28%	$20,078	48%

2007	$13.79	0.29(d)	1.38	1.67	(0.31)	--	(0.31)	$15.15	12.32%	0.94%	2.10%	0.43%	$5,226	157%

Equity Income Fund

Institutional I Shares
2003	$10.30	0.18	(2.16)	(1.98)	(0.18)	--	(0.18)	$8.14	(19.21)%	1.02%	2.16%	0.09%	$61,427	28%

2004(c)	$8.14	0.15	1.51	1.66	(0.14)	--	(0.14)	$9.66	20.49%	1.01%	1.58%	0.17%	$72,887	30%

2005	$9.66	0.19	0.46	0.65	(0.19)	(0.38)	(0.57)	$9.74	6.72%	0.99%	1.94%	0.26%	$73,761	148%

2006	$9.74	0.18	1.19	1.37	(0.18)	(2.33)	(2.51)	$8.60	16.54%	0.99%	1.91%	0.25%	$57,930	90%

2007	$8.60	0.18	1.38	1.56	(0.19)	(0.89)	(1.08)	$9.08	19.37%	1.01%	2.12%	0.27%	$49,126	86%

Large Cap Value Fund

Institutional I Shares
2004(e)	$9.26	0.06(d)	1.12	1.18	(0.07)	--	(0.07)	$10.37	12.71%	1.06%(f)	0.86%(f)	0.14%(f)	$43,139	27%

2005	$10.37	0.10	0.56	0.66	(0.10)	--	(0.10)	$10.93	6.35%	1.03%	0.94%	0.19%	$75,564	126%

2006	$10.93	0.10	2.29	2.39	(0.09)	(0.78)	(0.87)	$12.45	22.54%	1.03%	0.82%	0.14%	$115,735	18%

2007	$12.45	0.11	1.79	1.90	(0.11)	(0.83)	(0.94)	$13.41	15.92%	1.00%	0.88%	0.14%	$133,496	18%

Equity Index Fund

Institutional I Shares
2003	$9.03	0.12	(1.34)	(1.22)	(0.12)	--	(0.12)	$7.69	(13.50)%	0.25%	1.54%	0.34%	$94,947	87%

2004(c)	$7.69	0.14	1.55	1.69	(0.12)	--	(0.12)	$9.26	22.06%	0.27%	1.45%	0.38%	$85,030	76%

2005	$9.26	0.17	0.37	0.54	(0.18)	--	(0.18)	$9.62	5.87%	0.28%	1.81%	0.45%	$93,788	52%

2006	$9.62	0.17	1.27	1.44	(0.16)	--	(0.16)	$10.90	15.10%	0.29%	1.60%	0.44%	$78,477	20%

2007	$10.90	0.18	1.42	1.60	(0.19)	--	(0.19)	$12.31	14.81%	0.28%	1.66%	0.41%	$107,746	32%

Large Cap Stock Fund

Institutional I Shares
2003	$9.44	0.06	(1.86)	(1.80)	(0.05)	(0.14)	(0.19)	$7.45	(19.03)%	1.23%	0.73%	0.11%	$169,616	36%

2004(c)	$7.45	0.03(d)	1.63	1.66	(0.04)	--	(0.04)	$9.07	22.35%	1.11%	0.39%	0.18%	$409,916	84%

2005	$9.07	0.05	0.21	0.26	(0.05)	(0.96)	(1.01)	$8.32	2.83%	1.10%	0.57%	0.17%	$307,212	39%

2006	$8.32	0.04	0.90	0.94	(0.04)	(0.63)	(0.67)	$8.59	11.61%	1.09%	0.54%	0.16%	$304,921	47%

2007	$8.59	0.05(d)	0.94	0.99	(0.05)	(0.20)	(0.25)	$9.53	11.65%	1.09%	0.57%	0.18%	$195,029	35%

Large Cap Growth Fund

Institutional I Shares
2004(e)	$7.05	0.00(d)(g)	0.55	0.55	--	--	--	$7.60	7.80%	1.19%(f)	(0.02)%(f)	0.30%(f)	$35,205	68%

2005	$7.60	0.02	(0.12)	(0.10)	(0.03)	--	(0.03)	$7.47	(1.35)%	1.14%	0.35%	0.35%	$48,452	130%

2006	$7.47	0.01	0.83	0.84	(0.01)	--	(0.01)	$8.30	11.30%	1.13%	0.22%	0.33%	$47,656	64%

2007	$8.30	0.03(d)	0.97	1.00	(0.02)	--	(0.02)	$9.28	12.09%	1.15%	0.30%	0.31%	$49,283	56%


(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

(b) This expense decrease is reflected in both the net expense and net investment income(loss) ratios.

(c) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another independent registered public accounting firm.

(d) Per share numbers have been calculated using the average shares method.

(e) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(f) Computed on an annualized basis.

(g) Represents less than $0.01.



MTB Group of Funds
Financial Highlights


(For a share outstanding throughout each period)
										Ratios to Average Net Assets

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Loss)	Net Realized and Unrealized Gain(Loss) on Investments, Written Options and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments, Written Options and Foreign Currency Transactions	Total Distributions	Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

Multi Cap Growth Fund

Institutional I Shares
2003	$14.00	--	(2.45)	(2.45)	--	--	--	$11.55	(17.50)%	1.03%	(0.03)%	0.04%	$103,441	194%

2004(c)	$11.55	(0.05)(d)	2.53	2.48	--	--	--	$14.03	21.47%	1.04%	(0.38)%	0.13%	$80,462	186%

2005	$14.03	0.05	0.18	0.23	--	--	--	$14.26	1.64%	1.04%	0.24%	0.28%	$51,880	264%

2006	$14.26	0.02	2.70	2.72	(0.04)	--	(0.04)	$16.94	19.12%	1.03%	0.12%	0.29%	$32,773	124%

2007	$16.94	0.03(d)	1.79	1.82	--	--	--	$18.76	10.74%	1.04%	0.21%	0.41%	$19,577	118%

Mid Cap Stock Fund

Institutional I Shares
2004(e)	$13.14	(0.02)	1.90	1.88	--	--	--	$15.02	14.31%	1.21%(f)	(0.28)%(f)	0.14%(f)	$70,539	99%

2005	$15.02	(0.01)(d)	1.21	1.20	--	(0.59)	(0.59)	$15.63	7.86%	1.15%	(0.04)%	0.22%	$74,897	210%

2006	$15.63	0.06	3.82	3.88	--	(3.03)	(3.03)	$16.48	26.73%	1.15%	0.40%	0.20%	$91,523	51%

2007	$16.48	0.07(d)	1.76	1.83	(0.10)	(2.00)	(2.10)	$16.21	12.10%	1.15%	0.44%	0.18%	$84,953	47%

Mid Cap Growth Fund

Institutional I Shares
2003	$12.63	--	(2.43)	(2.43)	(0.01)	--	(0.01)	$10.19	(19.25)%	1.13%	0.05%	0.08%	$65,417	238%

2004(c)	$10.19	(0.05)	3.43	3.38	--	--	--	$13.57	33.17%	1.09%	(0.39)%	0.22%	$79,815	99%

2005	$13.57	(0.10)(d)	0.93	0.83	--	(0.23)	(0.23)	$14.17	6.02%	1.13%	(0.70)%	0.25%	$75,904	52%

2006	$14.17	(0.04)(d)	4.16	4.12	--	(1.84)	(1.84)	$16.45	30.39%	1.13%	(0.25)%	0.23%	$81,759	79%

2007	$16.45	(0.05)(d)	1.01	0.96	--	(2.16)	(2.16)	$15.25	6.83%	1.14%	(0.35)%	0.25%	$53,180	75%

Small Cap Stock Fund

Institutional I Shares
2004(g)	$8.41	(0.02)(d)	1.69	1.67	--	(0.80)	(0.80)	$9.28	20.36%	1.30%(f)	(0.35)%(f)	0.00%(f)(h)	$136,862	55%

2005	$9.28	0.00(i)	0.05	0.05	--	(1.23)	(1.23)	$8.10	(0.53)%	1.28%	(0.11)%	0.02%	$148,945	90%

2006	$8.10	(0.00)(i)	2.57	2.57	--	(0.74)	(0.74)	$9.93	32.94%	1.26%	(0.08)%	0.01%	$186,735	59%

2007	$9.93	0.01(d)	0.65	0.66	--	(2.91)	(2.91)	$7.68	8.05%	1.22%	0.13%	0.04%	$109,850	155%

Small Cap Growth Fund

Institutional I Shares
2003	$17.93	(0.07)	(5.73)	(5.80)	--	--	--	$12.13	(32.35)%	1.17%	(0.51)%	0.02%	$56,766	246%

2004	$12.13	(0.15)(d)	5.78	5.63	--	--	--	$17.76	46.41%	1.20%	(0.84)%	0.11%	$108,274	256%

2005	$17.76	0.03	(1.18)	(1.15)	--	(1.84)	(1.84)	$14.77	(7.56)%	1.19%	(0.50)%	0.22%	$77,827	443%

2006	$14.77	0.01	6.71	6.72	--	(0.05)	(0.05)	$21.44	45.61%	1.17%	(0.46)%	0.28%	$115,762	534%

2007	$21.44	(0.11)(d)	1.63	1.52	--	(3.13)	(3.13)	$19.83	8.22%	1.18%	(0.56)%	0.20%	$126,882	452%

International Equity Fund

Institutional I Shares
2004(g)	$8.30	0.05(d)	1.48	1.53	(0.13)	--	(0.13)	$9.70	18.42%	1.68%(f)	0.70%(f)	0.06%(f)	$99,527	53%

2005	$9.70	0.12(d)	1.10	1.22	(0.11)	--	(0.11)	$10.81	12.57%	1.50%	1.11%	0.16%	$124,915	59%

2006	$10.81	0.11(d)	2.81	2.92	(0.18)	(1.38)	(1.56)	$12.17	29.84%	1.44%	0.98%	0.15%	$152,530	136%

2007	$12.17	0.17(d)	2.06	2.23	(0.13)	(0.63)	(0.76)	$13.64	18.93%	1.46%	1.33%	0.16%	$244,088	39%


(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

(b) This expense decrease is reflected in both the net expense and net investment income(loss) ratios.

(c) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another independent registered public accounting firm.

(d) Per share numbers have been calculated using the average shares method.

(e) Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.

(f) Computed on an annualized basis.

(g) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(h) Represents less than 0.01%.

(i) Represents less than $0.01.


HOW TO OBTAIN MORE INFORMATION ABOUT
MTB GROUP OF FUNDS

A Statement of Additional Information (SAI) dated August 31, 2007, is incorporated by reference into this prospectus. Additional information about the Fund’s investments is available in the SAI and in the Annual and Semi-Annual Reports to shareholders of the MTB Group of Funds as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. To obtain the SAI, the Annual and Semi-Annual Reports (when available) and other information without charge, and make inquiries, call (800) 836-2211.

These documents, as well as additional information about the Funds (including portfolio holdings, performance and distributions) are available on MTB’s website at ww.mtbfunds.com.

To Obtain More Information:

Phone: Call 1-800-836-2211

Web: www.mtbfunds.com

Automated price, yield, and performance
information--24 hours a day, 7 days a week:

Call 1-800-836-2211

SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about MTB Group of Funds, from the SEC’s website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by (1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or (2) sending an electronic request to publicinfo@sec.gov.

Cusip 55376V 853	Cusip 55376T 601
Cusip 55376V 846	Cusip 55376T 668
Cusip 55376V 838	Cusip 55376T 882
Cusip 55376V 887	Cusip 55376T 692
Cusip 55376V 879	Cusip 55376T 742
Cusip 55376T 262	Cusip 55376T 379
Cusip 55376T 254	Cusip 55376T 478
Cusip 55376V 309	Cusip 55376T 510
Cusip 55376V 408	Cusip 55376T 114
Cusip 55376T 445	Cusip 55376T 148
Cusip 55376T 775
Cusip 55376T 429
Cusip 55376T 411
Cusip 55376T 841
Cusip 55376T 320
Cusip 55376T 221
Cusip 55376V 705
Cusip 55376T 346
Cusip 55376T 288
Cusip 55376T 544
Cusip 55376T 189
Cusip 55376T 858
Cusip 55376T 817
Cusip 55376T 304

Investment Advisor

MTB Investment Advisors, Inc.
100 E. Pratt Street
17th Floor
Baltimore, MD 21202
www.mtbia.com

Distributor

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

Co-Administrator

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator

Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Sub-Advisors to MTB
International Equity Fund

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Center
Boston, MA 02111-2900

Hansberger Global Investors, Inc.
401 East Las Olas Blvd.
Suite 1700
Fort Lauderdale, FL 33301

Sub-Advisor to MTB Small Cap Stock Fund

Copper Rock Capital Partners, LLC
200 Clarendon Street
52nd Floor
Boston, Massachusetts 02116

Sub-Advisor to MTB International Equity Fund,
MTB Mid Cap Stock Fund and
MTB Small Cap Stock Fund

LSV Asset Management
One North Wacker Drive
Suite 4000
Chicago, IL 60606

Sub-Advisor to MTB Equity Income Fund
and MTB Balanced Fund

DePrince, Race & Zollo, Inc.
250 Park Avenue South
Suite 250
Winter Park, FL 32789

Sub-Advisor to MTB Large Cap Value Fund

NWQ Investment Management Company LLC
2049 Century Park East
16th Floor
Los Angeles, CA 90067

Transfer Agent and Dividend Disbursing Agent

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

Custodian and Fund Accountant

State Street Corporation
P.O. Box 8609
Boston, MA 02266-8609

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

SEC File No. 811-5514
28563 (8/07)

[Logo of MTB Group of Funds]

We are pleased to send you this Prospectus for MTB Group of Funds. The prospectus contains important information about your investments in MTB Group of Funds.
Since we are required by law to send a prospectus to each person listed as a shareholder, you (or your household) may receive more than one prospectus.

1-800-836-2211 / mtbfunds.com

MTB FUNDS
100 E. PRATT STREET
15TH FLOOR
BALTIMORE, MD 21202

www.mtbia.com

MTB-PRO-003-0807

[Logo of MTB GROUP OF FUNDS]

www.mtbfunds.com

Managed by MTB Investment Advisors, Inc. -- www.mtbia.com

RETAIL CLASS PROSPECTUS
(Money Market Funds) : August 31, 2007

CLASS A SHARES, CLASS A2 SHARES AND CLASS B SHARES

MTB Money Market Fund

CLASS A SHARES

MTB New York Tax-Free Money Market Fund
MTB Pennsylvania Tax-Free Money Market Fund
MTB Tax-Free Money Market Fund
MTB U.S. Government Money Market Fund
MTB U.S. Treasury Money Market Fund

[Logo of MTB GROUP OF FUNDS]


August 31, 2007 : RETAIL CLASS PROSPECTUS (Money Market Funds)


Introduction - Information Common to All Funds

Each portfolio (each, a Fund) of MTB Group of Funds (Trust) is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment advisor (or sub-advisor) invests each Fund’s assets in a way that the advisor believes will help a Fund achieve its goal. Still, investing in each Fund involves risk, and there is no guarantee that a Fund will achieve its goal. The investment advisor’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment advisor does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The MTB U.S. Treasury Money Market Fund, MTB U.S. Government Money Market Fund, MTB Money Market Fund, MTB Tax-Free Money Market Fund, MTB Pennsylvania Tax-Free Money Market Fund and MTB New York Tax-Free Money Market Fund try to maintain a constant price per share of $1.00, but there is no guarantee that these Funds will achieve this goal. Please call 1-800-836-2211 to obtain current 7-day yield information for these Funds.

How to Read this Prospectus

MTB Group of Funds is a mutual fund family that offers different classes of shares in separate Funds. The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class A, Class A2 and Class B Shares of the MTB money market funds that you should know before investing. Please read this prospectus and keep it for future reference.

Class A, Class A2 and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

MTB Funds * Are NOT FDIC Insured * Have No Bank Guarantee * May Lose Value

Managed by MTB Investment Advisors, Inc. The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

Contents


Fund Goals, Strategies, Risks and Performance		1
Money Market Fund	Cusip: 55376T460 Symbol: VSMXX (Class A Shares)	3
	Cusip: 55376T437, Symbol: VSIXX (Class A2 Shares) (Formerly, Institutional Shares);	3
	Cusip: 55376T452 Symbol: ARBXX (Class B Shares)	3
New York Tax-Free Money Market Fund	Cusip: 55376T338 Symbol: VNTXX (Class A Shares)	6
Pennsylvania Tax-Free Money Market Fund	Cusip: 55376T270 Symbol: MPAXX (Class A Shares)	8
Tax-Free Money Market Fund	Cusip: 55376V200 Symbol: ATFXX (Class A Shares)	10
U.S. Government Money Market Fund	Cusip: 55376V804 Symbol: AGAXX (Class A Shares)	12
U.S. Treasury Money Market Fund	Cusip: 55376V861 Symbol: VSTXX (Class A Shares)	14
Principal Securities of the Funds		16
Other Investment Strategies		18
Specific Risks of Investing in the Funds		18
How Are Shares Priced?		19
How to Purchase, Redeem, and Exchange Shares		21
Account and Share Information		25
Who Manages the Funds?		27
Financial Highlights		29
More Information About MTB Group of Funds		32


MTB RETAIL CLASS OF FUNDS

FUND GOALS, STRATEGIES, RISKS AND PERFORMANCE


This prospectus of the Trust offers Class A Shares of five MTB money market funds; and Class A Shares (currently closed to new investors), Class A2 Shares and Class B Shares of the MTB Money Market Fund. Under a separate prospectus of the Trust, the Trust offers one or more additional Classes of shares (Institutional I Shares, Institutional II Shares or Class S Shares) for each MTB money market fund whose Shares are offered by this prospectus. In addition, under separate prospectuses, the Trust offers one or more classes of shares (Class A Shares, Class B Shares, Class C Shares or Institutional I Shares), for four Balanced Funds, eleven Stock Funds, and nine Bond Funds, and Corporate Shares of one additional Money Market Fund.


The following pages describe the investment goals (objectives), strategies and principal risks of each Money Market Fund whose Class A Shares, Class A2 Shares and Class B Shares are offered by this prospectus. There can be no assurance that a Fund will achieve its goal. However, each Fund endeavors to do so by following the strategies and policies described in this prospectus.

The investment goal of each Fund may only be changed upon the approval of a majority of the outstanding Shares of the Fund which may be affected by the changes. Certain investment strategies may be changed without shareholder approval, although a Fund will provide shareholders with at least 60 days prior written notice of a change in its 80% investment policy.

Performance and Financial History of MTB Funds Which Succeeded the ARK Funds

Each of the following Funds (a Successor MTB Fund) is the successor to a corresponding portfolio of the ARK Funds pursuant to a reorganization (ARK Reorganization) which took place on August 15, 2003 or August 22, 2003 (together, the Closing Date).

Successor MTB Fund	Former ARK Portfolio (sometimes referred to as “Accounting Survivor”)

MTB U.S. Government Money Market Fund	ARK U.S. Government Money Market Portfolio

MTB Tax-Free Money Market Fund	ARK Tax-Free Money Market Portfolio

MTB Pennsylvania Tax-Free Money Market Fund	ARK Pennsylvania Tax-Free Money Market Portfolio


Prior to the Closing Date, each Successor MTB Fund had no investment operations. Accordingly, the performance information provided in the prospectus for periods prior to the Closing Date is historical information for the corresponding ARK Fund. Each of the corresponding ARK Funds was managed by Allied Investment Advisors, Inc. (AIA), which became a wholly-owned subsidiary of Manufacturers and Traders Trust Company (M&T Bank) on April 1, 2003, when M&T Bank Corporation acquired Allfirst Financial Inc., Allfirst Bank (AllFirst) and their affiliates. On August 22, 2003, the investment advisory operations of M&T Asset Management, a department of M&T Bank, which was the pre-Reorganization advisor to the Trust, were transferred to AIA (which was renamed MTB Investment Advisors, Inc.). Effective on that date, MTB Investment Advisors, Inc. (MTBIA) became the investment advisor to the Trust. Each Successor MTB Fund has investment objectives and policies that are identical or substantially similar to those of the corresponding ARK Fund, although each Successor MTB Fund has different fee and expense arrangements than the corresponding ARK Fund. Class A Shares of MTB Pennsylvania Tax-Free Money Market Fund only began operations on August 25, 2003; Fund performance prior to that date only relates to the Institutional I and Institutional II Shares, which are offered in a separate prospectus.


Prior to August 15, 2003, MTB Group of Funds was known as Vision Group of Funds. Prior to August 11, 2000, Vision Group of Funds was known as Vision Group of Funds, Inc.

Performance

On the following pages is performance information for each Fund. This information gives you some indication of the risks of an investment in a Fund by comparing each Fund’s performance with a broad measure of market performance. While past performance of a Fund does not necessarily predict future performance, the following information provides you with the historical performance information to assist you in analyzing how each Fund’s investment risks may be balanced by their potential rewards. For more current performance information, including the current 7-Day Net Yields of the Money Market Funds, call (800) 836-2211.

Bar Charts

The bar chart represents the (historical) calendar year performance of Class A Shares of each Fund. Following the bar chart is the year-to-date performance of Class A Shares through the most recent calendar quarter. Also provided is the best and worst calendar quarter performance for Class A Shares through the most recent calendar year. For the Fund that also offers Class A2 Shares and Class B Shares, Class A Shares performance is shown because it has the longest operating history.

Average Annual Total Return Tables


Following the bar chart is a performance table showing the Average Annual Total Return for Class A, Class A2, and Class B Shares, if applicable, of the Funds as compared to an appropriate broad-based securities market index for certain periods ended December 31, 2006. The market indices are unmanaged and are not adjusted for any sales charges, expenses or other fees the SEC requires to be reflected in a Fund’s performance. You cannot invest directly in an index.


Risks Common to the Funds

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

MTB MONEY MARKET FUND

Cusip: 55376T460 Symbol: VSMXX (Class A Shares)
Cusip: 55376T437 Symbol: VSIXX (Class A2 Shares) (Formerly, Institutional Shares)
Cusip: 55376T452 Symbol: ARBXX (Class B Shares)

Goal

To seek current income with liquidity and stability of principal.

Strategy

The Fund invests at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government, banks and corporations.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Performance Information

Risk/Return Bar Chart

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The Fund’s Class A Shares are sold without a sales charge (load). The total returns above are based upon net asset value.


The Fund’s Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2.34%.


Average Annual Total Return Table


The following table represents the Fund’s Class A Shares, Class A2 Shares and Class B Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. The table also shows returns for iMoneyNet, Inc. First Tier Retail Average, which is a composite of money market mutual funds with investment goals similar to the Fund’s goals. The average is unmanaged and it is not possible to invest directly in an average.


(For the calendar periods ended December 31, 2006)


	1 Year	5 Years	10 Years	Start of Performance(1)

Class A Shares	4.37%	1.81%	3.32%	N/A

Class A2 Shares	4.52%	1.95%	N/A	1.97%

Class B Shares	3.87%	N/A	N/A	1.90%

iMoneyNet, Inc. First Tier Retail Average	4.32%	1.85%	3.39%	N/A


(1) The Class A2 Shares start of performance date was September 4, 2001. Class B Shares start of performance date was August 18, 2003.


The Fund’s Class A Shares, Class A2 Shares and Class B Shares 7-Day Net Yields as of December 31, 2006 were 4.64%, 4.84% and 3.91%, respectively. Investors may call the Fund  at  1-800-836-2211  to  acquire  the  current  7-Day  Net  Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund’s Class A Shares, Class A2 Shares and Class B Shares.


Shareholder Fees


Fees Paid Directly From Your Investment


	Class A	Class A2	Class B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	5.00%(1)

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None

Exchange Fee	None	None	None


(1) A sales charge is imposed if you sell Class B Shares within six years of your initial purchase of Class B Shares of the Fund or another Fund from which you exchanged, whichever is longer. See “Sales when you redeem Class B Shares.”


Annual Fund Operating Expenses
(Before Waivers, Reimbursement and Reduction)(1)

Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


	Class A	Class A2	Class B

Management Fee(2)	0.40%	0.40%	0.40%

Distribution (12b-1) Fee(3)	None	0.25%	0.75%

Other Expenses(4)	0.38%	0.38%	0.38%

Total Annual Fund Operating Expenses(5)	0.78%	1.03%	1.53%(6)


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.30% for the fiscal year ended April 30, 2007.


(3) The distribution (12b-1) fee for the Fund’s Class A2 Shares has been waived. Additionally, a portion of the distribution (12b-1) fee for the Fund’s Class B Shares has been waived and the distributor did not charge, and therefore the Fund’s Class B Shares did not accrue, a portion of its fee. The distributor can terminate these waivers and reduction at any time. The distribution (12b-1) fee paid by the Fund’s Class A2 Shares and Class B Shares (after the waivers and reduction) was 0.00% and 0.66%, respectively, for the fiscal year ended April 30, 2007.


(4) The Co-Administrator, M & T Securities Inc., reimbursed certain expenses incurred by the Fund’s Class A Shares. The Co-Administrator terminated this reimbursement on April 30, 2007. Additionally, the shareholder services provider waived a portion of its fee for the Fund’s Class A2 Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Class A Shares and Class A2 Shares (after the reimbursement and waiver) were 0.33% and 0.19%, respectively, for the fiscal year ended April 30, 2007.


(5) Although not contractually obligated to do so, the Advisor, distributor and shareholder services provider waived certain amounts and the Co-Administrator reimbursed certain expenses. Additionally, the distributor did not charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A2 Shares on or about the last day of the following month. Class A2 Shares pay lower operating expenses than Class B Shares.


Total Waivers, Reimbursement and Reduction of Fund Expenses	0.15%	0.54%	0.19%
Total Actual Annual Fund Operating Expenses (after waivers, reimbursement and reduction)	0.63%	0.49%	1.34%


Example


This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares, Class A2 Shares and Class B Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Class A2 Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares, Class A2 Shares and Class B Shares operating expenses are before waivers, reimbursement and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


	1 Year	3 Years	5 Years	10 Years

Class A

Expenses assuming redemption	$ 80	$249	$ 433	$966

Class A2

Expenses assuming redemption	$105	$328	$569	$1,259

Class B

Expenses assuming redemption	$656	$783	$1,034	$1,689

Expenses assuming no redemption	$156	$483	$834	$1,689


MTB NEW YORK TAX-FREE
MONEY MARKET FUND

Cusip: 55376T338 Symbol: VNTXX (Class A Shares)

Goal

To seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.

Strategy

The Fund invests at least 80% of its net assets in a diversified portfolio of tax-exempt money market obligations. The Fund maintains a fundamental investment policy that, under normal market conditions, at least 80% of its income will be exempt from federal regular income tax, federal alternative minimum tax and New York State income tax. Such income should also be exempt from New York City income taxes.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
  New York Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers. The economy of New York state is large and diverse, from agriculture, manufacturing and high technology in upstate counties to advertising, finance and banking in New York City. Any major changes to financial conditions of New York City, however, would ultimately have an effect on the state.

Performance Information

Risk/Return Bar Chart

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The Fund’s Class A Shares are sold without a sales charge (load). The total returns above are based upon net asset value.


The Fund’s Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 1.46%.


Average Annual Total Return Table


The following table represents the Fund’s Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. The table also shows returns for iMoneyNet, Inc. Tax-Free State Specific Retail Average, which is a composite of money market mutual funds with investment goals similar to the Fund’s goals. The average is unmanaged and it is not possible to invest directly in an average.


(For the calendar periods ended December 31, 2006)


	1 Year	5 Years	10 Years

Class A Shares	2.67%	1.29%	2.11%

iMoneyNet, Inc. Tax-Free State Specific Retail Average	2.79%	1.29%	2.07%


The Fund’s Class A Shares 7-Day Net Yield as of December 31, 2006 was 2.99%. Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares.


Shareholder Fees


Class A

Fees Paid Directly From Your Investment	None


Annual Fund Operating Expenses
(Before Waiver, Reimbursement and Reduction)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


Class A

Management Fee(2)	0.40%

Distribution (12b-1) Fee	None

Other Expenses(3)	0.45%

Total Annual Fund Operating Expenses(4)	0.85%


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.29% for the fiscal year ended April 30, 2007.


(3) The Co-Administrator, M & T Securities Inc., reimbursed certain expenses incurred by the Fund’s Class A Shares. The Co-Administrator terminated this reimbursement on April 30, 2007. Additionally, the shareholder services provider did not charge, and therefore the Fund’s Class A Shares did not accrue, a portion of its fee. The shareholder services provider can terminate this reduction at any time. Total other expenses paid by the Fund’s Class A Shares (after the reimbursement and reduction) were 0.43% for the fiscal year ended April 30, 2007.


(4) Although not contractually obligated to do so, the Advisor waived certain amounts and the Co-Administrator reimbursed certain expenses. Additionally, the shareholder services provider did not charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waiver, Reimbursement and Reduction of Fund Expenses	0.13%
Total Actual Annual Fund Operating Expenses (after waiver, reimbursement and reduction)	0.72%


Example


This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares operating expenses are before waiver, reimbursement and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


	1 Year	3 Years	5 Years	10 Years

Class A	$87	$271	$471	$1,049


MTB PENNSYLVANIA TAX-FREE
MONEY MARKET FUND

Cusip: 55376T270 Symbol: MPAXX (Class A Shares)

Goal

Maximizing current income exempt from federal and Pennsylvania personal income taxes and providing liquidity and security of principal.

Strategy

The Fund seeks its investment goal by investing in high-quality, short-term municipal money market instruments that pay interest that is exempt from federal and Pennsylvania personal income taxes. The Fund has a fundamental policy that, under normal market conditions, at least 80% of its income will be exempt from federal income tax, including the federal alternative minimum tax, and Pennsylvania personal income tax.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
  Pennsylvania Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers. Pennsylvania’s economy has historically been dependent on heavy industry and agriculture, but has diversified recently into medical and health services, education and financial services. Future economic difficulties in any of these industries could have an adverse impact on the finances of the state.

Performance Information

Risk/Return Bar Chart

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The Fund’s Class A Shares are sold without a sales charge (load). The total returns above are based upon net asset value.


The Fund’s Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 1.45%.


Average Annual Total Return Table


The following table represents the Fund’s Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. The table also shows returns for iMoneyNet, Inc. Tax-Free State Specific Retail Average, which is a composite of money market mutual funds with investment goals similar to the Fund’s goals. The average is unmanaged and it is not possible to invest directly in an average.


(For the calendar periods ended December 31, 2006)


	1 Year	Start of Performance(1)

Class A Shares	2.61%	1.41%

iMoneyNet, Inc. Tax-Free State Specific Retail Average	2.79%	1.54%


(1) The  Fund’s  Class  A  Shares  start  of  performance  date  was  August  25,  2003.


The Fund’s Class A Shares 7-Day Net Yield as of December 31, 2006 was 3.01%. Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares.


Shareholder Fees


Class A

Fees Paid Directly From Your Investment	None


Annual Fund Operating Expenses
(Before Waivers)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


Class A

Management Fee(2)	0.40%

Distribution (12b-1) Fee(3)	0.25%

Other Expenses(4)	0.76%

Total Annual Fund Operating Expenses(5)	1.41%


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.06% for the fiscal year ended April 30, 2007.


(3) A portion of the distribution (12b-1) fee for the Fund’s Class A Shares has been waived. The distributor can terminate this waiver at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the waiver) was 0.18% for the fiscal year ended April 30, 2007.


(4) The shareholder services provider waived a portion of its fee. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Class A Shares (after the waiver) were 0.53% for the fiscal year ended April 30, 2007.


(5) Although not contractually obligated to do so, the Advisor, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers of Fund Expenses	0.64%
Total Actual Annual Fund Operating Expenses (after waivers)	0.77%


Example


This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


	1 Year	3 Years	5 Years	10 Years

Class A	$144	$446	$771	$1,691


MTB TAX-FREE MONEY MARKET FUND

Cusip: 55376V200 Symbol: ATFXX (Class A Shares)

Goal


Maximizing current income exempt from federal income tax and providing liquidity and stability of principal.


Strategy

The Fund seeks its investment goal by investing in high-quality, short-term municipal money market instruments that pay interest that is exempt from federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Fund is well diversified among issuers and comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized statistical rating organizations or determined by the Advisor to be of equal credit quality. The Fund maintains a fundamental policy that, under normal market conditions, at least 80% of its income will be exempt from federal income tax, including the federal alternative minimum tax (AMT). The Fund attempts to invest 100% of its assets in securities exempt from federal income tax (not including the AMT).

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Performance Information

Risk/Return Bar Chart

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The Fund’s Class A Shares are sold without a sales charge (load). The total returns above are based upon net asset value.


The Fund’s Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 1.43%.


Average Annual Total Return Table


The following table represents the Fund’s Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. The table also shows returns for iMoneyNet, Inc. Tax-Free Retail Average, which is a composite of money market mutual funds with investment goals similar to the Fund’s goals. The average is unmanaged and it is not possible to invest directly in an average.


(For the calendar periods ended December 31, 2006)


	1 Year	5 Years	10 Years

Class A Shares	2.60%	1.23%	2.07%

iMoneyNet, Inc. Tax-Free Retail Average	2.80%	1.31%	2.10%


The Fund’s Class A Shares 7-Day Net Yield as of December 31, 2006 was 2.83%. Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares.


Shareholder Fees


Class A

Fees Paid Directly From Your Investment	None


Annual Fund Operating Expenses
(Before Waivers)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


Class A

Management Fee(2)	0.40%

Distribution (12b-1) Fee(3)	0.25%

Other Expenses	0.44%

Total Annual Fund Operating Expenses(4)	1.09%


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.22% for the fiscal year ended April 30, 2007.


(3) A portion of the distribution (12b-1) fee for the Fund’s Class A Shares has been waived. The distributor can terminate this waiver at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the waiver) was 0.14% for the fiscal year ended April 30, 2007.


(4) Although not contractually obligated to do so, the Advisor and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers of Fund Expenses	0.29%
Total Actual Annual Fund Operating Expenses (after waivers)	0.80%


Example


This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


	1 Year	3 Years	5 Years	10 Years

Class A	$111	$347	$601	$1,329


MTB U.S. GOVERNMENT MONEY MARKET FUND

Cusip: 55376V804 Symbol: AGAXX (Class A Shares)

Goal


To seek current income and provide liquidity and security of principal.


Strategy

The Fund seeks its investment goal by investing in obligations issued by the U.S. government and its agencies and instrumentalities and repurchase agreements. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements backed by such instruments.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Performance Information

Risk/Return Bar Chart


Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.


The Fund’s Class A Shares are sold without a sales charge (load). The total returns above are based upon net asset value.


The Fund’s Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2.27%.


Average Annual Total Return Table


The following table represents the Fund’s Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. The table also shows returns for the iMoneyNet, Inc. Government Retail Average, which is a composite of money market mutual funds with investment goals similar to the Fund’s goals. The average is unmanaged and it is not possible to invest directly in an average.


(For the calendar periods ended December 31, 2006)


	1 Year	5 Years	Start of Performance(1)

Class A Shares	4.22%	1.83%	3.22%

iMoneyNet, Inc. Government Retail Average	4.25%	1.80%	3.25%


(1) The Fund’s Class A Shares start of performance date was July 7, 1997.


The Fund’s Class A Shares 7-Day Net Yield as of December 31, 2006 was 4.54%. Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares.


Shareholder Fees


Class A

Fees Paid Directly From Your Investment	None


Annual Fund Operating Expenses
(Before Waivers)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


Class A

Management Fee(2)	0.40%

Distribution (12b-1) Fee(3)	0.25%

Other Expenses	0.36%

Total Annual Fund Operating Expenses(4)	1.01%


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.34% for the fiscal year ended April 30, 2007.


(3) A portion of the distribution (12b-1) fee for the Fund’s Class A Shares has been waived. The distributor can terminate this waiver at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the waiver) was 0.02% for the fiscal year ended April 30, 2007.


(4) Although not contractually obligated to do so, the Advisor and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waivers of Fund Expenses	0.29%
Total Actual Annual Fund Operating Expenses (after waivers)	0.72%



Example


This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


	1 Year	3 Years	5 Years	10 Years

Class A	$103	$322	$558	$1,236


MTB U.S. TREASURY MONEY MARKET FUND

Cusip: 55376V861 Symbol: VSTXX (Class A Shares)

Goal

To seek current income with liquidity and stability of principal.

Strategy

The Fund invests at least 80% of the value of its net assets in a diversified portfolio of direct obligations of the U.S. Treasury, such as Treasury bills and notes, and repurchase agreements secured by these obligations.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

Performance Information

Risk/Return Bar Chart


Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.


The Fund’s Class A Shares are sold without a sales charge (load). The total returns above are based upon net asset value.


The Fund’s Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2.18%.


Average Annual Total Return Table


The following table represents the Fund’s Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. The table also shows returns for the iMoneyNet, Inc. Treasury Retail Average, which is a composite of money market mutual funds with investment goals similar to the Fund’s goals. The average is unmanaged and it is not possible to invest directly in an average.


(For the calendar periods ended December 31, 2006)


	1 Year	5 Years	10 Years

Class A Shares	4.10%	1.72%	3.19%

iMoneyNet, Inc. Treasury Retail Average	4.07%	1.79%	3.20%


The Fund’s Class A Shares 7-Day Net Yield as of December 31, 2006 was 4.36%. Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares.


Shareholder Fees


Class A

Fees Paid Directly From Your Investment	None


Annual Fund Operating Expenses
(Before Waiver and Reimbursement)(1)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


Class A

Management Fee(2)	0.40%

Distribution (12b-1) Fee	None

Other Expenses(3)	0.38%

Total Annual Fund Operating Expenses(4)	0.78%


(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.36% for the fiscal year ended April 30, 2007.


(3) The Co-Administrator, M & T Securities Inc., reimbursed certain expenses incurred by the Fund’s Class A Shares. The Co-Administrator terminated this reimbursement on April 30, 2007. Total other expenses paid by the Fund’s Class A Shares (after the reimbursement) were 0.36% for the fiscal year ended April 30, 2007.


(4) Although not contractually obligated to do so, the Advisor waived certain amounts and the Co-Administrator reimbursed certain expenses. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.


Total Waiver and Reimbursement of Fund Expenses	0.06%
Total Actual Annual Fund Operating Expenses (after waiver and reimbursement)	0.72%


Example


This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares operating expenses are before the waiver and reimbursement as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


	1 Year	3 Years	5 Years	10 Years

Class A	$80	$249	$433	$966


Principal Securities of the Funds

The principal securities of each of the Funds listed below are marked with an “X.”


	Money Market Fund	New York Tax-Free Money Market Fund	Pennsylvania Tax-Free Money Market Fund	Tax-Free Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Money Market Fund

Fixed Income Securities	X	X	X	X	X	X

Treasury Securities	X				X	X

Agency Securities	X				X

Corporate Debt Securities	X

Commercial Paper	X

Tax-Exempt Securities		X	X	X

General Obligation Bonds		X	X	X

Special Revenue Bonds		X	X	X

Tax Increment Financing Bonds		X	X	X

Municipal Notes		X	X	X

Variable Rate Demand Instruments	X	X	X	X

Repurchase Agreements	X				X	X


The following list is a description of the principal securities in which the Funds may invest. More information on the principal and acceptable investments of the Funds is contained in the Funds’ Statement of Additional Information.

Fixed Income Securities

Fixed income securities (bonds) pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which a Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Tax-Exempt Securities

Tax-exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Interest income on such securities may be subject to the federal alternative minimum tax (AMT) for individuals and corporations.

General Obligation Bonds

General obligation bonds are supported by the issuer’s power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality’s general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Tax Increment Financing Bonds

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants’ sales, and related tax collections, failed to increase as anticipated.

Municipal Notes

Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Variable Rate Demand Instruments

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. A Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded.

Special Transactions

Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Advisor.

A Fund’s custodian will take possession of the securities subject to repurchase agreements. The Advisor will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Other Investment Strategies

Investment Ratings For Investment Grade Securities

The Advisor or sub-advisor will determine whether a security meets credit quality requirements for a money market fund based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor’s, a rating service, assigns ratings to securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s or sub-advisor’s credit assessment that the security is comparable to the required investment grade for eligible purchase.

Specific Risks Of Investing In The Funds

Interest Rate Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.


Tax Risks


In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund to their shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.


Income from Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund may be subject to the federal alternative minimum tax (AMT). However, Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund are required to limit to 20% that part of their income that would be subject to AMT.


New York Investment Risks

New York Tax-Free Money Market Fund emphasizes investments in New York and is subject to events that may adversely affect New York issuers compared to funds that invest in multiple states. New York’s economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State’s economy through its international importance in economic sectors such as advertising, finance, and banking. Any major changes to the financial conditions of New York City would ultimately have an effect on the State.

Yields on New York municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the State, counties, municipalities or City of New York could impact New York Tax-Free Money Market Fund’s portfolio. The ability of this Fund to achieve its investment goals also depends on the continuing ability of the issuers of New York municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.

Additionally, the tragic events of September 11, 2001 may have adverse short-term or long-term economic effects on New York City.

Pennsylvania Investment Risks

Pennsylvania Tax-Free Money Market Fund emphasizes investments in Pennsylvania and is subject to events that may adversely affect Pennsylvania issuers.

Pennsylvania’s economy historically has been dependent upon heavy industry, but has diversified recently into various services, particularly into medical and health services, education and financial services. Agricultural industries continue to be an important part of the economy, including not only the production of diversified food and livestock products, but substantial economic activity in agribusiness and food-related industries. Service industries currently employ the greatest share of nonagricultural workers, followed by the categories of trade and manufacturing. Future economic difficulties in any of these industries could have an adverse impact on the finances of the Commonwealth or its municipalities, and could adversely affect the market value of the Pennsylvania exempt securities in the Pennsylvania Tax-Free Money Market Fund or the ability of the respective obligors to make payments of interest and principal due on such Securities.

How Are Shares Priced?

The Trust offers eight classes of Shares: Class A Shares, Class A2 Shares, Class B Shares, Class C Shares, Class S Shares, Corporate Shares, Institutional I Shares and Institutional II Shares. All Share classes have different sales charges and other expenses, which affect their performance. Each Share class represents interests in a single portfolio of securities. This prospectus relates only to Class A Shares, Class A2 Shares and Class B Shares of the Money Market Funds. The differences between the three classes relate to the timing and amount of asset-based sales charges and other expenses which an investor bears directly or indirectly as a shareholder. Contact your financial intermediary or call the MTB Group of Funds at 800-836-2211 for more information about other shares offered by MTB Funds. This prospectus offers the following shares:


FUND	CLASS A SHARES	CLASS A2 SHARES	CLASS B SHARES

Money Market Fund	X	X	X

All other money market funds	X


Each Money Market Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. In all cases, the Funds’ Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. The Money Market Funds cannot guarantee that their NAV will always remain at $1.00 per Share. As noted below, the Money Market Funds’ NAV is calculated twice each day that the New York Stock Exchange (NYSE) and Federal Reserve Board is open for business.

In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of shares on any day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Money Market Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing.

The following table shows at what times the Funds calculate their NAV:

FUND	NAV CALCULATED (EASTERN TIME)

Money Market U.S. Government Money Market U.S. Treasury Money Market	3:00 p.m. and NYSE Close

New York Tax-Free Money Market Pennsylvania Tax-Free Money Market Tax-Free Money Market	11:00 a.m. and NYSE Close

A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Fund’s Advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

To the extent any Fund invests in other investment companies, the prospectuses for those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Sales Charge When You Redeem Class B Shares

You are not permitted to make direct purchases of Class B Shares of Money Market Funds; you may only invest by exchanges from Class B Shares of fluctuating funds. Class B Shares are not subject to front-end sales charges. Class B Shares are subject to CDSCs. Your redemption proceeds with respect to Class B Shares may be reduced by a sales charge, commonly referred to as a CDSC if you redeem them within the following times from the purchase date:

SHARES HELD UP TO:	CLASS B SHARES--CDSC

1 year	5.00%

2 years	4.00%

3 years	3.00%

4 years	3.00%

5 years	2.00%

6 years	1.00%

7 years or more	0.00%

Class B Shares convert to Class A2 Shares (which pay lower ongoing expenses) eight years after purchase. This is a non-taxable event.

Class B Shares acquired in exchanges from Class B Shares of fluctuating funds will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires.

You will not be charged a CDSC when redeeming Shares:

  purchased with reinvested dividends or capital gains;
  if you exchange Class B Shares into the Class B Shares of another MTB Fund where the Shares were held for the applicable CDSC holding period;
  that were originally purchased as Class B Shares of the applicable fluctuating fund through financial intermediaries who did not receive advanced sales commission payments;
  if, after you purchase Shares, you become disabled, as defined by the IRS;
  if the redemption qualified under the Systematic Withdrawal Program;
  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution;
  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70½;
  upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your financial intermediary should notify the Distributor or the Funds at the time of redemption to eliminate the CDSC. If the Distributor or the Funds are not notified, the CDSC will apply.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest (to determine the number of years your Class B Shares have been held, include the time you held Class B shares of other MTB Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at time of purchase or redemption, whichever is lower.

Keep in mind that financial intermediaries may charge you additional fees for their services in connection with your Share transactions.

How to Purchase, Redeem, and Exchange Shares

When the NYSE is open for business, you may purchase, redeem, or exchange Shares by phone, mail, or wire through your financial intermediary or MTB Group of Funds, subject to daily cutoff times. Your order will be processed at the next calculated NAV, plus any sales charges or less any CDSC as applicable, after your order request is received by the Fund or its designated agent in proper form. The NYSE is closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. In addition to the scheduled NYSE holidays noted above, the Federal Reserve wire system is scheduled to be closed on the following days: Columbus Day and Veterans’ Day. The Funds do not issue share certificates and they reserve the right to reject any purchase request for any reason.

The Funds will only accept purchases from residents of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands) with U.S. mailing addresses.

To help the government fight the funding of terrorism and money laundering activities and to verify your identity. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

Purchasing Shares

If you would like to purchase Shares of a Fund for the first time, please consult a financial professional in your area. If you do not have a financial professional, please call the MTB Shareholder Services department at 800-836-2211.

Minimum Initial Investment Amount:	$500

Minimum Subsequent Investment Amount:	$25

Minimum Balance	$250

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Accounts With Low Balances

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.

Through Your Financial Intermediary

Shareholders normally purchase Shares through investment professionals and different types of customer accounts at financial intermediaries. You should read this prospectus together with any agreements between you and your financial intermediary to learn about procedures to follow, the services provided, the fees charged for those services, required earlier cutoff times than shown in this prospectus, and any restrictions and limitations imposed.

Directly With MTB Funds


To purchase Shares directly with the MTB Group of Funds, please call Shareholder Services at 800-836-2211.


Transactions by Telephone

Once your account is established, you may purchase, redeem or exchange Shares by telephone unless you have declined this privilege on your account application. Please call Shareholder Services at 800-836-2211.

The Funds reserve the right to modify or terminate the phone redemption and exchange privileges at any time.

Shareholders will be notified prior to any modification or termination. Your phone instructions may be electronically recorded for your protection. Shareholders who purchase shares by phone or accept the phone redemption or exchange privilege authorize the Trust and its agents to act upon their telephonic instructions for any account for which they have authorized such services. Redeeming or exchanging Shares over the phone is convenient, but not without risk. Although the Funds have created certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following phone instructions we reasonably believe to be genuine. If you transact with the Fund over the phone, you will generally bear the risk of any loss.

Payment Methods

Payment may be made by check, Federal Reserve System wire, or Automated Clearing House (ACH). Please see “Limitations on Redemption Proceeds” below for information on how your form of payment may impact the timing of redemption payments. Where a Fund offers more than one Share class and you do not specify the class choice on your form of payment, you generally will receive Class A Shares (A2 Shares in the case of the MTB Money Market Fund). Each payment must be accompanied by your name, the Fund’s name and Share class, and your account number (if established).

By Check

Current shareholders can purchase additional Shares by sending a check to the MTB Group of Funds accompanied by purchase instructions. Make your check payable to (Name of the Fund and Class of Shares) and mail it to the MTB Group of Funds along with your application.

MTB Group of Funds
P.O. Box 8477
Boston, MA 02266

If you are not a current shareholder, please call Shareholder Services at 800-836-2211 for information on how to purchase Shares. Purchase orders by mail for Money Market Funds begin earning dividends on the day after the check is converted into federal funds.

The Funds do not accept cash, money orders, credit cards, travelers checks, or third party checks (for example, checks that are either not from the investor or made payable to a third party and endorsed over to MTB Funds).

By Federal Reserve System Wire

Once your account is established, ask your bank to wire money to the Fund’s custodian bank, accompanied by purchase instructions. For additional purchases, wire your money with instructions. Wire orders will only be accepted on days on which the Funds, M&T Bank, and the Federal Reserve wire system are open for business. Some financial institutions may charge a fee for wire services. The Funds also reserve the right to charge a processing fee for wire transfers. Below is a chart that shows the different cutoff times for processing Fund purchases and what it means to you. The Funds are not responsible for delays in the receipt of wires.

FUND TYPE	Your Purchase Request in Proper Order/ Federal Funds Received Before: (Eastern time)	Results in:	Your Purchase Request in Proper Order and Federal Funds Received After: (Eastern time)	Results in:

Tax-Free Money Market Funds	11:00 a.m.	Dividends earned that day	11:00 a.m., but before NYSE Close	Dividends earned beginning next day

Taxable Money Market Funds	3:00 p.m.	Dividends earned that day	3:00 p.m., but before NYSE Close	Dividends earned beginning next day

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of wire
ABA Number 011000028
Account Number 99026593
Attn: (MTB Fund Name)
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Further Credit To: (MTB account name and number)

By ACH

Once your account is established, you may purchase Fund Shares by transferring money via ACH from your checking or savings account to your Fund account. You will not begin earning dividends on Fund Shares until the ACH transaction settles, which could be as soon as the next business day.

Systematic Investment Program

Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $25 or more through automatic deductions from your checking or savings account. To sign up for this program, please call MTB Funds for an application.

Redeeming Shares

To redeem shares you must provide us with your name, the Fund’s name and Share class, your account number, the number of shares or dollar amount you wish to redeem, and your choice of Payment Option. If you do not specify a Payment Option, a check will be mailed to you at your address of record. Redemption requests for Shares held through an IRA account must be made by mail and not by phone.

By Telephone


To redeem Shares by telephone, please call Shareholder Services at 800-836-2211. You are automatically eligible to make phone redemptions unless you decline the privilege at the time you open your account. It is recommended that you provide the necessary information for the phone redemption option on your initial application. If you do not do this and later wish to take advantage of the phone redemption privilege, call the MTB Group of Funds for authorization forms. The MTB Group of Funds limit telephone redemptions to the address of record to $50,000. Telephone redemption requests above $50,000 may be transferred to a linked bank account on record. Otherwise, you must submit a written request with a Medallion signature guarantee. Please contact MTB Shareholder Services for further information.


By Mail

Send your written request to the MTB Group of Funds.

MTB Group of Funds
P.O. Box 8477
Boston, MA 02266

Payment Options

You may receive your redemption proceeds by check, Federal Reserve System wire, or ACH transfer to your designated bank account. See “Limitation on Redemption Proceeds” below for additional information about payment of redemption proceeds.

The Funds reserve the right to charge a fee for outgoing wires and overnight check requests. The Funds may, in their discretion, waive this fee under special circumstances.

By Check

Normally, a check for redemption proceeds is mailed within one business day after your redemption order is received, but in no event more than seven business days after receipt of a proper redemption request.

By Federal Reserve System Wire

Wire transfers of redemption proceeds can only be made on days on which the Federal Reserve wire system, M&T Bank, and the Funds are open for business. Certain financial institutions may charge a fee for the receipt of wire transfers. The Funds also reserve the right to charge a processing fee for wire transfers. Below is a chart that shows the different cutoff times for processing Fund redemptions by wire and what it means to you.

FUND TYPE/NAME	Your Redemption Request in Proper Order Received Before: (Eastern time)	Results in:	Your Redemption Request in Proper Order Received After: (Eastern time)	Results in:

Tax-Free Money Market Funds	11:00 a.m.	Same day wire	11:00 a.m., but before NYSE Close	Next day wire
		No dividends earned that day		Dividends earned that day

No dividends earned next day

Taxable Money Market Funds	3:00 p.m.	Same day wire	3:00 p.m., but before NYSE Close	Next day wire
		No dividends earned that day		Dividends earned that day

No dividends earned next day

By ACH


You may have redemption proceeds sent directly to your checking or savings account via ACH transfer from the Fund. If you place your order by 11:00 a.m. (Eastern Time) for the Tax-Free Money Market Funds and 3:00 p.m. (Eastern Time) for the Taxable Money Market Funds, you will receive that day's closing NAV and any dividends earned that day. ACH transfers are processed overnight, you will not receive redemption proceeds until at least the second business day.


Systematic Withdrawal Program

You may automatically redeem Shares in a minimum amount of $50 on a regular basis. Your account must be worth at least $10,000 at the time the program is established (multiple Class B Share accounts cannot be aggregated to meet this minimum balance). This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. For more information and an application form for this program call the MTB Group of Funds.

Generally, Class B Shares systematically withdrawn will be subject to CDSC. However, a CDSC will not be charged on systematic redemptions of Class B Shares if:

Shares redeemed are 12% or less of the account value in a single year. In measuring the redemption percentage, your account is valued when you establish the systematic redemption program and then annually at calendar year-end; and

  the account is at least one year old; and
  all dividends and capital gains distributions are reinvested.

Checkwriting


You may request checks to redeem shares of Class A and Class A2 money market funds. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment. The ability to redeem Shares by check may not be available when establishing an account through a financial intermediary. You should read this prospectus together with any applicable agreement between you and your financial intermediary to learn about the services provided, the fees charged for those services, and any check minimum or maximum amounts, restrictions or other limitations that may be imposed. For more information, contact the MTB Group of Funds. See also “Limitations on Redemption Proceeds” below for additional restrictions.


Additional Conditions

Signature Guarantees

For your protection, the MTB Group of Funds requires the Medallion Guarantee (Stamp 2000 Medallion Guarantee) on written requests and instructions:

  when you are requesting a redemption of $50,000 or more;
  when you want a redemption to be sent to an address or bank account other than the one you have on record with the Fund;
  when you want the redemption payable to someone other than the shareholder of record; or
  when you request a bank account to be linked to your MTB Fund (all bank account owners must sign).

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker-dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear (as discussed below);
  during periods of market volatility;
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets; or
  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.

If you request a redemption of Shares recently purchased by check (including a cashier’s check or certified check) or ACH, your redemption proceeds may not be made available up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be cancelled and you will be responsible for any losses incurred by the Fund as a result of your cancelled order.

In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

  when the NYSE is closed, other than customary weekend and holiday closings;
  when trading on the NYSE is restricted, as determined by the SEC; or
  in which an emergency exists, as determined by the SEC, so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

Redemption In Kind

Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Redemption From Retirement Accounts

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

Exchanging Shares

You may exchange Shares of a Fund for the same Share class of another MTB Fund. In addition, you may exchange Class A2 Shares of the Money Market Fund for Class A Shares of any other MTB Fund. All exchange requests must include your name and account number, the Fund’s name and Share class, the number of shares or dollar amount you wish to exchange and the name of the Fund into which the exchange is to be made.

In order to exchange Shares you must submit your request in proper form and:

  meet the minimum initial investment requirements (if the exchange results in the establishment of a new account);
  establish an account in the Fund you want to acquire if you do not have an account in that Fund;
  ensure that the account registrations are identical;
  receive a prospectus for the Fund into which you wish to exchange; and
  only exchange into a Fund that may be legally sold in your state of residence.

An exchange is treated as a redemption and subsequent purchase and is a taxable transaction. The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination.

Class A Share and Class A2 Shares Exchanges

Exchanges at NAV

If you exchange between Funds with different sales charges, the exchange will be made at NAV. However, you would pay applicable sales charges when exchanging Shares from one of the Money Market Funds into one of the Bond, Balanced, Managed Allocation, or Stock Funds.

If you paid a sales charge once (including Shares acquired through reinvestment of dividends and capital gains), you will not have to pay the sales charge again upon exchange. This is true even if you exchange out of a Fund with a sales charge, then into a Fund without a sales charge and back into a Fund with a sales charge.

Exchanges Subject to a Sales Charge

If you purchased into a Fund without a sales charge, and exchange into a Fund with a sales charge, you will be assessed the applicable sales charge when you make the exchange. However, the sales charge will not be applied to any Shares that you acquired through reinvestment of dividends and capital gains. Dividends of the Class A Shares and Class A2 Shares of the Money Market Funds can be reinvested into Class A Shares of any other MTB Fund at NAV at time of payment.

Class B Share Exchanges

You may exchange Class B Shares from one Fund to Class B Shares of another at NAV without any sales charge. The time you held the original Class B Shares will be added to the time you held the exchanged-for Class B Shares for purposes of calculating any applicable CDSC when you ultimately redeem those Shares.

By Telephone

To request an exchange, and for additional information about the exchange privilege, call MTB Group of Funds. Below is a chart that shows the cutoff time for processing Fund exchanges and what it means to you.


FUND TYPE	Your Exchange Request in Proper Order Received Before: (Eastern time)	Results in:	Your Exchange Request in Proper Order Received After (Eastern time)	Results in:

Tax-Free Money Market Funds	11:00 a.m.	Same day exchange	11:00 a.m.	Next day exchange

FUND TYPE	Your Exchange Request in Proper Order Received Before: (Eastern time)	Results in:	Your Exchange Request in Proper Order Received After: (Eastern time)	Results in:

Taxable Money Market Funds	3:00 p.m.	Same day exchange	3:00 p.m.	Next day exchange


You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.

You will automatically be eligible for phone exchanges, unless you decline this privilege at the time you open your account. It is recommended that you provide the necessary information for the phone exchange option on your initial application. If you do not do this and later wish to take advantage of the privilege, call the MTB Group of Funds for authorization forms.

By Mail

Send your written request to the MTB Group of Funds.

Systematic Exchange Program

You may exchange Shares from one Fund into the same share class of another Fund on a monthly, quarterly or annual basis. Exchanges must be at least $25 and are subject to limitations as described above. For more information and an application form for this Program, call the MTB Group of Funds.

Frequent Trading Policies

Given the short-term nature of the Money Market Funds’ investments and their use of the amortized cost method for calculating the NAV of Money Market Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Money Market Funds will have significant adverse consequences for the Money Market Funds and their shareholders. For this reason and because the Money Market Funds are intended to be used as liquid short-term investments, the Funds’ policies or procedures to discourage frequent or short-term trading do not apply to the Money Market Funds’ Shares. However, the Money Market Funds may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing or exchanging shares of the Money Market Funds and other non-Money Market Funds if the Funds’ management or Adviser determines from the amount, frequency or pattern of purchases and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the non-Money Market Funds and their shareholders.

Account And Share Information

Corporate Resolutions

Corporations and certain other organizations are required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organization.

Confirmations And Account Statements

Money Market Funds send monthly statements in lieu of share activity confirmations.

Retirement Investments

Shares of the Funds can be purchased as an investment for retirement plans or IRA accounts. You may be subject to an annual IRA account fee. Each Tax-Free Money Market Fund is generally not appropriate for retirement plans or IRA accounts. For further details, contact MTB Funds and consult a tax advisor.

Online Access

Shareholders of the Money Market Funds can view statements and performance information on line by signing up on the MTB website at www.mtbfunds.com. For more information, contact the MTB Group of Funds.

Distribution of Fund Shares

Edgewood Services, Inc. (Distributor), whose address is 5800 Corporate Drive, Pittsburgh, PA 15237, serves as the Distributor of the Funds offered by this Prospectus. The Distributor is a subsidiary of Federated Investors, Inc.

The Fund’s Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through a financial intermediary that has an agreement with the Distributor. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to financial intermediaries. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to financial intermediaries for marketing and servicing Shares. Financial intermediaries include the Advisor and its affiliates. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). You should consult your financial intermediary to determine what types of compensation it may receive for selling Fund shares.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other sources available to it, including amounts made available by the Distributor’s affiliate (Federated Services Company), and the Advisor and its affiliates out of their reasonable profits and other resources. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

Rule 12b-1 Plans

Certain of the Funds have adopted a Rule 12b-1 Plan on behalf of Class A Shares (except Class A Shares of Money Market Fund, Treasury Money Market Fund and New York Tax-Free Money Market Fund), Class A2 Shares and Class B Shares, which allows them to pay distribution fees to financial intermediaries (which may be paid through the Distributor) at an annual rate of up to 0.25% of the average daily net assets of the Funds for Class A Shares and Class A2 Shares and up to 0.75% of the average daily net assets of the Funds for Class B Shares, for the sale, distribution, administration, customer servicing and recordkeeping of these Shares. There is no Rule 12b-1 Plan for Class A Shares of Money Market Fund, New York Tax-Free Money Market Fund and U.S. Treasury Money Market Fund. These fees may be paid to the Distributor, the Advisor and their affiliates. In the case of Class B Shares, the Plan may also be used to compensate the Distributor, the Advisor, a sub-advisor, their affiliates or financial intermediaries for commissions advanced on the sale of those Shares. The Funds may waive or reduce the maximum amount of Rule 12b-1 fees they pay from time to time in their sole discretion. In addition, a financial intermediary (including the Distributor, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they may be entitled. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

Shareholder Services Plans

The Funds have adopted a Shareholder Services Plan on behalf of Class A Shares, Class A2 Shares and Class B Shares, which is administered by Federated Services Company to pay service fees to financial intermediaries (which may include the Distributor, the Advisor or their affiliates) for providing services to the Funds and their shareholders and maintaining shareholders accounts. M&T Securities, Inc. (M&T Securities) has entered into a shareholder services agreement with Federated Services Company under which it is entitled to receive a shareholder services fee for acting as shareholder servicing agent for the Funds, including providing shareholder assistance, and communicating or facilitating purchases and redemptions of Shares, and distributing prospectuses and other information.

Additional Payments to Financial Intermediaries

The Distributor and its affiliates (including Federated Services Company) may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries (which may include the Advisor and its affiliates) to support the sale of Shares or provide services to Fund shareholders. The Advisor and its affiliates may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries (including the Distributor and Federated Services Company) to support the sale of Shares or provide services to the Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell Shares of the Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder service fee arrangement. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor, their affiliates, or the Fund and any services the financial intermediary provides. The SAI contains additional information on the types of additional payments that may be paid.

Dividends and Capital Gains

The Money Market Funds declare dividends daily and pay them monthly. Only shareholders of a Fund on the record date are entitled to receive payments of dividends and/or capital gains.

The Money Market Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. Any capital gains would be paid no less often than annually.


Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If the Funds receive returned mail from the address to which cash distributions are being mailed, a second attempt will be made to deliver the proceeds. After a second postal return, your account will be coded to reinvest all future distributions until such time that a correct address is provided.


Tax Information

The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Tax information will be mailed to you on or before January 31 each year. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.

The Funds’ distributions are expected to be primarily dividends.

It is anticipated that distributions for New York Tax-Free Money Market Fund, Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund will be primarily dividends that are exempt from federal income tax, although a portion of each Fund’s dividends may not be exempt. Dividends may be subject to state and local taxes, although each of these Funds’ dividends will be exempt from New York or Pennsylvania state personal income tax to the extent that they are derived from interest on obligations exempt from New York or Pennsylvania personal income taxes, respectively.

Redemptions and exchanges are taxable sales. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Please consult your tax advisor regarding your federal, state, and local tax liability.

Portfolio Holdings Information

Information concerning each Fund’s portfolio holdings is available in the “Funds & Performance” section of the MTB Group of Funds website at www.mtbfunds.com. A complete listing of each Fund’s portfolio holdings as of the end of each month is posted on the website approximately 60 days after the end of the month and remains there until it is replaced with information for the next month. You may access this from the “Funds & Performance” page: click on “Fund Holdings,” choose from the menu of “Equity Fund Holdings,” “Fixed Income Holdings,” or “Money Market Fund Holdings,” and select the name of the Fund from the appropriate menu.

Summary portfolio composition information as of the close of each quarter is posted on the website approximately 30 days after the end of the quarter and remains there until replaced by the information for the succeeding quarter. The summary portfolio composition information may include the following types of information, but is subject to change:

  For Stock Funds, Bond Funds and Balanced Fund, identification of the Fund’s top ten holdings;
  For Stock Funds, Bond Funds, Balanced Fund, and Money Market Funds, percentage breakdowns of the portfolio holdings by sector, credit quality, and/or country, as applicable:
  For each Managed Allocation Fund, percentage breakdowns of the portfolio by underlying MTB Fund investment.

You may access this from the “Funds & Performance” page: click on “Class A, A2, B and C Funds Quarterly Fact Sheets” or “Institutional Funds Quarterly Fact Sheets,” and select the appropriate link opposite the name of the Fund. You may also access a complete set of these monthly/ quarterly fact sheets by clicking on “Prospectus and Fund Guide” and selecting “Retail Fund Guide.”

In addition, each Fund’s annual and semiannual reports contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. You may access this from the “Funds & Performance” page: click on “Prospectus & Fund Guide” and select the desired report from the following options: “Semi-Annual Report Money Market Funds,” “Semi-Annual Report Fluctuating Funds” or “Annual Report.” Each Fund prepares a report on Form N-Q of its portfolio holdings as of the end of the Fund’s first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. Each of these fiscal quarter reports containing complete listings of the Fund’s portfolio holdings is filed with the SEC within 60 days of the end of the reporting period at the SEC’s website at www.sec.gov and is posted on the Fund’s website www.mtbfunds.com.

Who Manages The Funds?

The Board of Trustees (the Board) governs the Funds. The Board selects and oversees the Advisor, MTB Investment Advisors, Inc. (“MTBIA”), a subsidiary of M&T Bank. The Advisor manages each Fund’s assets, including buying and selling portfolio securities. The Advisor’s address is 100 E. Pratt Street, 17th Floor, Baltimore, MD 21202.


M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1892 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State, Pennsylvania, Maryland and parts of Virginia, West Virginia, the District of Columbia and Delaware. As of June 30, 2007, M&T Bank Corporation had over $57.8 billion in assets under management. MTBIA and entities affiliated with MTBIA or its predecessors have served as investment advisor to MTB Funds since 1988 and, as of June 30, 2007, it managed approximately $13.3 billion in assets. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.


For its services under an Advisory Contract, the Advisor receives an annual Advisory Fee from each Fund of 0.40% of each Fund’s average daily net assets.

The Advisor may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

In addition to the investment management services provided by MTBIA, MTBIA’s affiliate M&T Securities, Inc. provides administrative services to the Funds and is entitled to receive a maximum fee of 0.04% of the Funds’ average daily net assets for such administrative services. M&T Securities, Inc. and its affiliates also may receive up to 0.25% of the Funds’ average daily net assets for shareholder services under the Shareholder Services Plan described in “Shareholder Services Plans” and up to 0.25% of average daily net assets of the Funds’ Class A Shares and Class A2 Shares or 0.75% of average daily net assets of the Funds’ Class B Shares for distribution services provided to the Funds under the Rule 12b-1 Plan described in “Rule 12b-1 Plans,” unless the Class A Shares does not have a Rule 12b-1 Plan.


A discussion of the Board’s review of the Funds’ investment advisory contracts is available in the Funds’ Semi-Annual Shareholder reports dated October 31, 2006.


Sub-Advisors

Pursuant to an exemptive order from the Securities and Exchange Commission, the Advisor (subject to the approval of the Board) may select and replace sub-advisors and amend Sub-Advisory agreements between the Advisor and the sub-advisors without obtaining shareholder approval.

Financial Highlights

The following financial highlights are intended to help you understand the financial performance of each MTB Fund’s Class A Shares, Class A2 Shares and Class B Shares for the past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains.


The information, except for MTB Tax-Free Money Market Fund, MTB U.S. Government Money Market Fund and MTB Pennsylvania Tax-Free Money Market Fund for the fiscal year ended April 30, 2003, for the MTB Funds has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds’ audited financial statements, is included in the April 30, 2007 Annual Report of the Trust.


The financial highlights for the MTB Tax-Free Money Market Fund and MTB U.S. Government Money Market Fund for the fiscal year ended April 30, 2003 were audited by another independent registered public accounting firm.


MTB Group of Funds
Financial Highlights


(For a share outstanding throughout each period)
										Ratios to Average Net Assets

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions	Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)

Money Market Fund

Class A Shares
2003	$ 1.00	0.01	--	0.01	(0.01)	(0.00)(c)	(0.01)	$ 1.00	0.92%	0.70%	0.92%	0.25%	$ 1,240,670

2004	$ 1.00	0.004	--	0.004	(0.004)	--	(0.004)	$ 1.00	0.41%	0.70%	0.41%	0.40%	$ 924,016

2005	$ 1.00	0.012	0.000(d)	0.012	(0.012)	--	(0.012)	$ 1.00	1.16%	0.73%	1.13%	0.41%	$ 771,286

2006	$ 1.00	0.030	--	0.030	(0.030)	--	(0.030)	$ 1.00	3.06%	0.86%	3.01%	0.17%	$ 745,488

2007	$ 1.00	0.046	--	0.046	(0.046)	--	(0.046)	$ 1.00	4.72%	0.63%	4.62%	0.15%	$ 740,486

Money Market Fund

Class A2 Shares(e)
2003	$ 1.00	0.01	--	0.01	(0.01)	(0.00)(c)	(0.01)	$ 1.00	1.02%	0.60%	0.99%	0.35%	$ 2,757

2004	$ 1.00	0.005	--	0.005	(0.005)	--	(0.005)	$ 1.00	0.51%	0.61%	0.50%	0.51%	$ 3,242

2005	$ 1.00	0.013	0.000(d)	0.013	(0.013)	--	(0.013)	$ 1.00	1.29%	0.61%	1.43%	0.53%	$ 8,579

2006	$ 1.00	0.033	--	0.033	(0.033)	--	(0.033)	$ 1.00	3.33%	0.60%	3.29%	0.44%	$ 8,961

2007	$ 1.00	0.047	--	0.047	(0.047)	--	(0.047)	$ 1.00	4.83%	0.49%	4.85%	0.54%	$ 156,286

Money Market Fund

Class B Shares
2004(f)	$ 1.00	0.001	--	0.001	(0.001)	--	(0.001)	$ 1.00	0.07%	1.19%(g)	1.17%(g)	0.79%(g)	$ 226

2005	$ 1.00	0.009	0.000(d)	0.009	(0.009)	--	(0.009)	$ 1.00	0.86%	1.02%	0.82%	0.62%	$ 171

2006	$ 1.00	0.028	--	0.028	(0.028)	--	(0.028)	$ 1.00	2.79%	1.08%	2.80%	0.37%	$ 183

2007	$ 1.00	0.039	--	0.039	(0.039)	--	(0.039)	$ 1.00	4.01%	1.34%	3.57%	0.16%	$ 116

New York Tax-Free Money Market Fund

Class A Shares
2003	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)	$ 1.00	0.86%	0.61%	0.86%	0.09%	$ 191,859

2004	$ 1.00	0.004	0.000(d)	0.004	(0.004)	--	(0.004)	$ 1.00	0.43%	0.63%	0.44%	0.39%	$ 127,463

2005	$ 1.00	0.009	0.000(d)	0.009	(0.009)	0.000(d)	(0.009)	$ 1.00	0.90%	0.64%	0.88%	0.54%	$ 116,150

2006	$ 1.00	0.020	--	0.020	(0.020)	--	(0.020)	$ 1.00	2.04%	0.71%	2.02%	0.35%	$ 98,113

2007	$ 1.00	0.028	--	0.028	(0.028)	--	(0.028)	$ 1.00	2.86%	0.72%	2.81%	0.12%	$ 80,685

Pennsylvania Tax-Free Money Market Fund

Class A Shares
2004(h)	$ 1.00	0.001	--	0.001	(0.001)	--	(0.001)	$ 1.00	0.13%	0.82%(g)	0.26%(g)	0.93%(g)	$ 222

2005	$ 1.00	0.008	--	0.008	(0.008)	--	(0.008)	$ 1.00	0.79%	0.77%	0.86%	0.97%	$ 832

2006	$ 1.00	0.019	--	0.019	(0.019)	--	(0.019)	$ 1.00	1.96%	0.80%	1.94%	0.62%	$ 663

2007	$ 1.00	0.028	--	0.028	(0.028)	--	(0.028)	$ 1.00	2.81%	0.77%	2.83%	0.64%	$ 3,817

Tax-Free Money Market Fund

Class A Shares
2003	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)	$ 1.00	0.77%	0.62%	0.77%	0.92%	$ 40,706

2004(i)	$ 1.00	0.004	--	0.004	(0.004)	--	(0.004)	$ 1.00	0.40%	0.62%	0.40%	0.48%	$ 51,778

2005	$ 1.00	0.009	--	0.009	(0.009)	--	(0.009)	$ 1.00	0.89%	0.64%	0.89%	0.55%	$ 54,013

2006	$ 1.00	0.020	--	0.020	(0.020)	--	(0.020)	$ 1.00	1.99%	0.75%	1.97%	0.34%	$ 31,402

2007	$ 1.00	0.027	--	0.027	(0.027)	--	(0.027)	$ 1.00	2.78%	0.80%	2.72%	0.29%	$ 19,781

U.S. Government Money Market Fund

Class A Shares
2003	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)	$ 1.00	1.02%	0.66%	1.03%	0.83%	$ 70,506

2004(i)	$ 1.00	0.005(j)	--	0.005	(0.005)	--	(0.005)	$ 1.00	0.46%	0.65%	0.54%	0.26%	$ 649

2005	$ 1.00	0.012	--	0.012	(0.012)	--	(0.012)	$ 1.00	1.19%	0.69%	1.23%	0.42%	$ 878

2006	$ 1.00	0.030	--	0.030	(0.030)	--	(0.030)	$ 1.00	3.06%	0.82%	3.17%	0.20%	$ 5,504

2007	$ 1.00	0.044	--	0.044	(0.044)	--	(0.044)	$ 1.00	4.53%	0.72%	4.67%	0.29%	$ 23,755

U.S. Treasury Money Market Fund

Class A Shares
2003	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)	$ 1.00	0.93%	0.61%	0.93%	0.09%	$ 622,086

2004	$ 1.00	0.004(j)	--	0.004	(0.004)	--	(0.004)	$ 1.00	0.39%	0.61%	0.40%	0.32%	$ 148,182

2005	$ 1.00	0.011	--	0.011	(0.011)	--	(0.011)	$ 1.00	1.07%	0.65%	1.06%	0.48%	$ 152,536

2006	$ 1.00	0.028	--	0.028	(0.028)	--	(0.028)	$ 1.00	2.91%	0.79%	2.84%	0.23%	$ 117,863

2007	$ 1.00	0.043	--	0.043	(0.043)	--	(0.043)	$ 1.00	4.42%	0.72%	4.33%	0.06%	$ 108,698


(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.


(b) This expense decrease is reflected in both the net expense and net investment income ratios.


(c) Represents less than $0.01.


(d) Represents less than $0.001.


(e) Formerly Institutional Shares.


(f) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.


(g) Computed on an annualized basis.


(h) Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.


(i) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.


(j) Per share numbers have been calculated using the average shares method.


HOW TO OBTAIN MORE INFORMATION ABOUT MTB GROUP OF FUNDS

HOW TO OBTAIN MORE
INFORMATION ABOUT
MTB GROUP OF FUNDS


A Statement of Additional Information (SAI) dated August 31, 2007, is incorporated by reference into this prospectus. Additional information about the Fund’s investments is available in the SAIs and in the Annual and Semi-Annual Reports to shareholders of the MTB Group of Funds as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. To obtain the SAI, the Annual and Semi-Annual Reports (when available) and other information without charge, and make inquiries, call (800) 836-2211.


These documents, as well as additional information about the Funds (including portfolio holdings, performance and distributions) are available on MTB’s website at www.mtbfunds.com.

To Obtain More Information:

Phone: Call 1-800-836-2211

Web: www.mtbfunds.com

Automated price, yield, and performance
information--24 hours a day, 7 days a week:

Call 1-800-836-2211

SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about MTB Group of Funds, from the SEC’s website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by (1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or (2) sending an electronic request to publicinfo@sec.gov.

Cusip 55376V861
Cusip 55376V804
Cusip 55376V200
Cusip 55376T460
Cusip 55376T437
Cusip 55376T452
Cusip 55376T338
Cusip 55376T270

Investment Advisor

MTB Investment Advisors, Inc.
100 E. Pratt Street
17th Floor
Baltimore, MD 21202
www.mtbia.com

Distributor

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

Co-Administrator

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator

Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Transfer Agent and Dividend Disbursing Agent

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

Custodian and Fund Accountant

State Street Corporation
P.O. Box 8609
Boston, MA 02266-8609

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

SEC File No. 811-5514


33269 (8/07)


[Logo of MTB GROUP OF FUNDS]

We are pleased to send you this Prospectus for Class A, A2 and B Shares of MTB Group of Funds. The prospectus contains important information about your investments in MTB Group of Funds. Since we are required by law to send a prospectus to each person listed as a shareholder, you (or your household) may receive more than one prospectus.

1-800-836-2211 / mtbfunds.com

MTB FUNDS
100 E. PRATT ST. (15th FLOOR)
BALTIMORE, MD 21202
www.mtbia.com


MTB-PRO-002-0807


                                             STATEMENT OF ADDITIONAL INFORMATION

                                             CLASS A, CLASS B AND CLASS C SHARES

                                                                 CLASS A2 SHARES

                                                                CORPORATE SHARES

                                                          INSTITUTIONAL I SHARES

                                                         INSTITUTIONAL II SHARES

                                                                 CLASS S SHARES

                               MTB GROUP OF FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION

                                August 31, 2007

CLASS A SHARES, CLASS B SHARES, CLASS C SHARES AND INSTITUTIONAL I SHARES

MTB SHORT DURATION GOVERNMENT BOND FUND

MTB SHORT-TERM CORPORATE BOND FUND

MTB U.S. GOVERNMENT BOND FUND

MTB NEW YORK MUNICIPAL BOND FUND

MTB PENNSYLVANIA MUNICIPAL BOND FUND

MTB MARYLAND MUNICIPAL BOND FUND

MTB VIRGINIA MUNICIPAL BOND FUND*

MTB INTERMEDIATE-TERM BOND FUND

MTB INCOME FUND

MTB BALANCED FUND

MTB EQUITY INCOME FUND

MTB LARGE CAP VALUE FUND

MTB EQUITY INDEX FUND

MTB LARGE CAP STOCK FUND

MTB LARGE CAP GROWTH FUND

MTB MULTI CAP GROWTH FUND

MTB MID CAP STOCK FUND

MTB MID CAP GROWTH FUND

MTB SMALL CAP STOCK FUND

MTB SMALL CAP GROWTH FUND+

MTB INTERNATIONAL EQUITY FUND

CLASS A SHARES, INSTITUTIONAL I SHARES AND INSTITUTIONAL II SHARES

MTB NEW YORK TAX-FREE MONEY MARKET FUND**

MTB PENNSYLVANIA TAX FREE MONEY MARKET FUND

MTB TAX FREE MONEY MARKET FUND

MTB U.S. GOVERNMENT MONEY MARKET FUND

CLASS A SHARES AND CLASS B SHARES

MTB MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH

MTB MANAGED ALLOCATION FUND - MODERATE GROWTH

MTB MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH

CLASS A SHARES,  CLASS S SHARES,  INSTITUTIONAL  I SHARES AND  INSTITUTIONAL  II
SHARES

MTB U.S. TREASURY MONEY MARKET FUND

CLASS A SHARES, CLASS A2 SHARES, CLASS B SHARES, CLASS S SHARES, INSTITUTIONAL I
SHARES AND INSTITUTIONAL II SHARES

MTB MONEY MARKET FUND

CORPORATE SHARES

MTB PRIME MONEY MARKET FUND

*OFFERS CLASS A SHARES ONLY
**OFFERS CLASS A SHARES AND INSTITUTIONAL I SHARES ONLY
+ONLY MTB SMALL CAP GROWTH FUND OFFERS CLASS C SHARES

This  Statement  of  Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the Prospectuses for the Funds dated August 31, 2007.

This SAI incorporates  by  reference  the Funds' Annual and Semi-Annual Reports.
Obtain the Prospectuses, Annual or Semi-Annual  Report without charge by calling
(800) 836-2211; in the Buffalo area call (716) 635-9368.


ADDRESSES.............................................................BACK COVER
APPENDIX..............................................................BACK COVER
Cusip 55376V861  Cusip 55376T643  Cusip 55376V846  Cusip 55376T379
Cusip 55376V804  Cusip 55376T635  Cusip 55376V838  Cusip 55376T478
Cusip 55376V200  Cusip 55376T106  Cusip 55376V887  Cusip 55376T510
Cusip 55376T460  Cusip 55376T205  Cusip 55376V879  Cusip 55376T114
Cusip 55376T452  Cusip 55376T403  Cusip 55376T262  Cusip 55376T148
Cusip 55376T338  Cusip 55376T502  Cusip 55376T254  Cusip 55376T775
Cusip 55376T270  Cusip 55376T684  Cusip 55376V309  Cusip 55376V796
Cusip 55376T247  Cusip 55376T676  Cusip 55376V408
Cusip 55376T239  Cusip 55376T700  Cusip 55376T445
Cusip 55376T213  Cusip 55376T809  Cusip 55376T437
Cusip 55376T197  Cusip 55376T726  Cusip 55376T429
Cusip 55376V507  Cusip 55376T718  Cusip 55376T411
Cusip 55376V606  Cusip 55376T767  Cusip 55376T841
Cusip 55376T361  Cusip 55376T759  Cusip 55376T320
Cusip 55376T353  Cusip 55376T395  Cusip 55376T221
Cusip 55376T312  Cusip 55376T387  Cusip 55376V705
Cusip 55376T296  Cusip 55376T494  Cusip 55376T346
Cusip 55376T569  Cusip 55376T486  Cusip 55376T288
Cusip 55376T551  Cusip 55376T536  Cusip 55376T544
Cusip 55376T833  Cusip 55376T528  Cusip 55376T189
Cusip 55376T825  Cusip 55376T130  Cusip 55376T858
Cusip 55376T874  Cusip 55376T122  Cusip 55376T817
Cusip 55376T866  Cusip 55376T171  Cusip 55376T304
Cusip 55376T627  Cusip 55376T163  Cusip 55376T601
Cusip 55376T619  Cusip 55376T155  Cusip 55376T668
Cusip 55376T593  Cusip 55376T791  Cusip 55376T882
Cusip 55376T585  Cusip 55376T783  Cusip 55376T692
Cusip 55376V796  Cusip 55376V853  Cusip 55376T742
28527 (8/07)                                  MTB-SAI-005-0807

HOW ARE THE FUNDS ORGANIZED?

Each Fund covered  by  this SAI is a diversified portfolio of MTB Group of Funds
(the "Trust"), a Delaware  statutory  trust,  except  for Pennsylvania Municipal
Bond Fund, Maryland Municipal Bond Fund, New York Municipal Bond Fund,  Virginia
Municipal Bond Fund, Pennsylvania Tax-Free Money Market  Fund  and New York Tax-
Free Money Market Fund, which are non-diversified portfolios of  the  Trust.  On
August  11,  2000,  the  Trust  was  organized  to acquire all of the assets and liabilities  of  the VISION Group of Funds, Inc., a  Maryland  corporation  (the
"Corporation") that  was  originally incorporated under the laws of the State of
Maryland  on  February  23, 1988,  and  registered  as  an  open-end  management investment company.  On November  8,  2000, each portfolio of the Corporation in existence at that time became a portfolio of the Trust.  Accordingly, references in this SAI for periods prior to November  8,  2000,  relate  to  the  Funds  as portfolios  of the Corporation, and substantially identical arrangements for the
Corporation.   On  January  8,  2001,  certain  of  the  Funds  were  created in connection with the reorganization of the Governor Funds.  The Trust changed its name  from  VISION  Group of Funds to MTB Group of Funds on August 15, 2003.  As
noted in the prospectus,  certain Funds were created as part of a reorganization of the ARK Funds on August 15 and 22, 2003, and Virginia Municipal Bond Fund was
created in connection with the reorganization of FBR Virginia Tax-Free Portfolio on February 24, 2006. These  Funds  are  accounting  survivors  of corresponding portfolios of the Governor Funds, the ARK Funds and the FBR Fund, and therefore, information  for  the  preceding  periods  reflect  past  performance  of  those corresponding portfolios of Governor Funds, the ARK Funds and the FBR Fund.  The
Trust  may  offer  separate  series of Shares representing interests in separate portfolios of securities.

Through an internal  reorganization,  the Fund's investment advisor changed from
M&T  Asset  Management,  a department  of  Manufacturers  and Traders  Trust
Company (M&T Bank) to MTB Investment  Advisors,  Inc. (MTBIA or Advisor),  a
subsidiary of M&T Bank, on August 15, 2003. Five Variable  Annuity Funds are
offered in a separate prospectus and SAI.

SECURITIES IN WHICH THE FUNDS INVEST

In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are a:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or
N = Not an acceptable investment of a Fund.

MONEY MARKET FUNDS
                                    U.S. TREASURY U.S. GOVERNMENT  MONEY   PRIME   TAX FREE NEW YORK TAX FREE PENNSYLVANIA TAX FREE
                                    MONEY MARKET  MONEY MARKET     MARKET  MONEY   MONEY    MONEY MARKET FUND MONEY MARKET FUND
                                    FUND          FUND             FUND    MARKET  MARKET
                                                                           FUND    FUND
FIXED INCOME SECURITIES             P             P                P       P       P        P                 P
Treasury Securities                 P             P                A       P       A        A                 A
Agency Securities                   N             P                P       A       A        A                 A
Corporate Debt Securities           N             A                P       P       A        N                 N
Commerical Paper                    N             A                P       P       A        A                 A
Demand Instruments                  N             A                A       A       A        A                 A
Taxable Municipal Securities        A             A                A       A       A        A                 A
Mortgage Backed Securities          N             N                N       A       N        N                 N
Asset Backed Securities             N             N                N       A       N        N                 N
Zero Coupon Securities              N             N                N       A       A        N                 N
Bank Instruments                    N             A                A       A       A        N                 N
Credit Enhancement                  N             A                A       N       A        A                 A
FOREIGN SECURITIES                  N             N                A       A       N        A                 A
TAX EXEMPT SECURITIES               N             A                N       A       P        P                 P
General Obligation Bonds            N             A                N       N       P        P                 P
Special Revenue Bonds               N             A                N       N       P        P                 P
Tax Increment Financing Bonds       N             A                N       N       P        P                 P
MUNICIPAL SECURITIES                A             A                A       A       A        A                 A
Municipal Notes                     N             A                N       N       P        P                 P
Variable Rate Demand Instruments    A             A                A       A       P        A                 A
Municipal Leases                    N             N                N       N       N        N                 N
DERIVATIVE CONTRACTS                N             N                N       N       N        N                 N
Futures Contracts                   N             N                N       N       N        N                 N
Options                             N             N                N       N       N        N                 N
SPECIAL TRANSACTIONS                P             P                A       P       A        A                 A
Repurchase Agreements               P             P                A       P       A        A                 A
Reverse Repurchase Agreements       A             A                A       A       N        N                 N
Delayed Delivery Transactions       A             A                A       A       A        A                 A
Securities Lending                  A             A                A       A       A        A                 A
Asset Segregation                   A             A                A       A       A        A                 A
INVESTING IN SECURITIES OF OTHER    A             A                A       A       A        A                 A
INVESTMENT COMPANIES

BOND FUNDS

                         INTERMEDIATE- SHORT       SHORT-TERM U.S.        NEW YORK   PENNSYLVANIA  MARYLAND   VIRGINIA   INCOME
                         TERM BOND     DURATION    CORPORATE  GOVERNMENT  MUNICIPAL  MUNICIPAL     MUNICIPAL  MUNICIPAL  FUND
                         FUND          GOVERNMENT  BOND FUND  BOND F UND  BOND FUND  BOND FUND     BOND FUND  BOND FUND
                                       BOND FUND

FIXED INCOME SECURITIES  P             P           P          P           P          P             P          P          P
Treasury Securities      P             P           P          P           A          A             A          A          P
Agency Securities        P             P           P          P           A          A             A          A          P
Corporate Debt           P             A           P          A           A          A             A          A          P
Securities
Commercial Paper         A             A           A          A           A          A             A          A          A
Demand Instruments       A             A           A          A           A          A             A          A          A
Taxable Municipal        A             A           A          A           A          A             A          A          A
Securities
Mortgage Backed          P             P           P          P           N          N             N          N          P
Securities
Asset Backed Securities  P             A           P          A           N          N             N          N          P
Zero Coupon Securities   A             A           A          A           A          A             A          A          A
Bank Instruments         A             A           A          A           N          N             N          N          A
Credit Enhancement       A             N           A          N           A          A             A          A          A
FOREIGN SECURITIES       A             N           A          N           A          A             A          A          A
TAX EXEMPT SECURITIES    A             N           A          N           P          P             P          P          A
General Obligation Bonds A             N           A          N           P          P             P          P          A
Special Revenue Bonds    A             N           A          N           P          P             P          P          A
Tax Increment Financing  A             N           A          N           P          P             P          P          A
Bonds
Municipal Securities     A             A           A          A           P          P             P          P          A
Municipal Notes          A             N           A          N           P          P             P          P          A
Variable Rate Demand     A             A           A          A           P          P             P          P          A
Instruments
Municipal Leases         A             A           A          A           P          P             P          P          A
DERIVATIVE CONTRACTS     A             A           A          A           A          A             A          A          A
Futures Contracts        A             A           A          A           A          A             A          A          A
Options                  A             A           A          A           A          A             A          A          A
Swap Contracts - Credit  P             A           P          A           A          A             A          A          P
Default Swaps
SPECIAL TRANSACTIONS     A             A           A          A           A          A             A          A          A
Repurchase Agreements    A             A           A          A           A          A             A          A          A
Reverse Repurchase       A             A           A          A           A          A             A          A          A
Agreements
Delayed Delivery         A             A           A          A           A          A             A          A          A
Transactions
Securities Lending       A             A           A          A           A          A             A          A          A
Asset Segregation        A             A           A          A           A          A             A          A          A
INVESTING IN SECURITIES  A             A           A          A           A          A             A          A          A
OF OTHER INVESTMENT
COMPANIES
NON-INVESTMENT GRADE     A             A           A          A           A          A             A          A          A
SECURITIES

MANAGED ALLOCATION FUNDS

As described in the prospectus, the Managed Allocation Funds seek to achieve their investment objectives by investing in a combination of underlying funds
(the "Underlying Funds") managed by the Adviser. The types of securities shown for the Managed Allocation Funds in the table below represent the investments by the Underlying Funds.

                                        MANAGED ALLOCATION FUND -       MANAGED ALLOCATION FUND -   MANAGED ALLOCATION FUND -
                                        CONSERVATIVE GROWTH             MODERATE GROWTH             AGGRESSIVE GROWTH

EQUITY SECURITIES                       P                               P                           P
Common Stocks                           P                               P                           P
Preferred Stocks                        P                               P                           P
Real Estate Investment Trusts           A                               A                           A
Warrants                                A                               A                           A
FIXED INCOME SECURITIES                 P                               P                           P
Treasury Securities                     P                               P                           P
Agency Securities                       P                               P                           P
Corporate Debt Securities               P                               P                           P
Commercial Paper                        A                               A                           A
Demand Instruments                      A                               A                           A
Taxable Municipal Securities            A                               A                           A
Mortgage Backed Securities              P                               P                           P
Collateralized Mortgage Obligations     P                               P                           P
(CMOs)
Asset Backed Securities                 P                               P                           P
Zero Coupon Securities                  P                               P                           P
Bank Instruments                        P                               P                           P
   Credit Enhancement                   P                               P                           P
CONVERTIBLE SECURITIES                  A                               A                           A
Tax Exempt Securities                   P                               P                           P
Variable Rate Demand Instruments        A                               A                           A
Municipal Securities                    P                               P                           P
Municipal Notes                         P                               P                           P
FOREIGN SECURITIES                      P                               P                           P
Depository Receipts                     P                               P                           P
Foreign Exchange Contracts              P                               P                           P
Foreign Government Securities           P                               P                           P
DERIVATIVE CONTRACTS                    A                               A                           A
Futures Contracts                       A                               A                           A
Options                                 A                               A                           A
SPECIAL TRANSACTIONS                    A                               A                           A
Repurchase Agreements                   A                               A                           A
Reverse Repurchase Agreements           A                               A                           A
Delayed Delivery Transactions           A                               A                           A
Securities Lending                      A                               A                           A
Asset Segregation                       A                               A                           A
INVESTING IN SECURITIES OF OTHER        P                               P                           P
INVESTMENT COMPANIES
Exchange-Traded Funds                   A                               A                           A
Non-Investment Grade Securities         P                               P                           P

BALANCED FUND
-----------------------------------------------------------
|EQUITY SECURITIES                                    |P  |
-----------------------------------------------------------
|Common Stocks                                        |P  |
-----------------------------------------------------------
|Preferred Stocks                                     |P  |
-----------------------------------------------------------
|Interests in Other Limited Liability Companies       |A  |
-----------------------------------------------------------
|Real Estate Investment Trusts                        |A  |
-----------------------------------------------------------
|Warrants                                             |A  |
-----------------------------------------------------------
|FIXED INCOME SECURITIES                              |P  |
-----------------------------------------------------------
|Treasury Securities                                  |P  |
-----------------------------------------------------------
|Agency Securities                                    |P  |
-----------------------------------------------------------
|Corporate Debt Securities                            |P  |
-----------------------------------------------------------
|Commercial Paper                                     |A  |
-----------------------------------------------------------
|Demand Instruments                                   |A  |
-----------------------------------------------------------
|Mortgage Backed Securities                           |P  |
-----------------------------------------------------------
|Asset Backed Securities                              |A  |
-----------------------------------------------------------
|Zero Coupon Securities                               |A  |
-----------------------------------------------------------
|Bank Instruments                                     |A  |
-----------------------------------------------------------
|CONVERTIBLE SECURITIES                               |A  |
-----------------------------------------------------------
|FOREIGN SECURITIES                                   |P  |
-----------------------------------------------------------
|DERIVATIVE CONTRACTS                                 |A  |
-----------------------------------------------------------
|Futures Contracts                                    |A  |
-----------------------------------------------------------
|Options                                              |A  |
-----------------------------------------------------------
|SPECIAL TRANSACTIONS                                 |A  |
-----------------------------------------------------------
|Repurchase Agreements                                |A  |
-----------------------------------------------------------
|Reverse Repurchase Agreements                        |A  |
-----------------------------------------------------------
|Delayed Delivery Transactions                        |A  |
-----------------------------------------------------------
|Securities Lending                                   |A  |
-----------------------------------------------------------
|Asset Segregation                                    |A  |
-----------------------------------------------------------
|INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES|A  |
-----------------------------------------------------------

EQUITY FUNDS

                                        EQUITY  LARGE  EQUITY  LARGE  LARGE   MULTI   MID    MID CAP SMALL  SMALL   INTERNATIONAL
                                        INCOME  CAP    INDEX   CAP    CAP     CAP     CAP    GROWTH  CAP    CAP     EQUITY
                                        FUND    VALUE  FUND    STOCK  GROWTH  GROWTH  STOCK  FUND    STOCK  GROWTH  FUND
                                                FUND           FUND   FUND    FUND    FUND           FUND   FUND

EQUITY SECURITIES                       P       P      P       P      P       P       P      P       P      P       P
Common Stocks                           P       P      P       P      P       P       P      P       P      P       P
Preferred Stocks                        P       P      P       P      P       P       P      P       P      P       P
Interests in Other Limited Liability    A       A      A       A      A       A       A      A       A      A       A
Companies
Real Estate Investment Trusts           A       A      A       A      A       A       A      A       A      A       N
Warrants                                A       A      A       A      A       A       A      A       A      A       A
FIXED INCOME SECURITIES                 A       A      A       A      A       A       A      A       A      A       A
Treasury Securities                     A       A      A       A      A       A       A      A       A      A       A
Agency Securities                       A       A      A       A      A       A       A      A       A      A       A
Corporate Debt Securities               A       A      A       A      A       A       A      A       A      A       A
Commerical Paper                        A       A      A       A      A       A       A      A       A      A       A
Demand Instruments                      A       A      A       A      A       A       A      A       A      A       A
Mortgage Backed Securities              A       A      A       A      A       A       A      A       A      A       A
Asset Backed Securities                 A       A      A       A      A       A       A      A       A      A       A
Zero Coupon Securities                  A       A      A       A      A       A       A      A       A      A       A
Bank Instruments                        A       A      A       A      A       A       A      A       A      A       A
CONVERTIBLE SECURITIES                  A       P      A       A      P       A       A      A       A      A       P
FOREIGN SECURITIES                      A       P      A       A      A       A       A      A       A      P       P
Depositary Receipts                     A       P      A       P      P       P       P      P       A      A       P
DERIVATIVE CONTRACTS                    A       A      A       A      A       A       A      A       A      P       P
Futures Contracts                       A       A      A       A      A       A       A      A       A      A       P
Options                                 A       A      A       A      A       A       A      A       A      A       A
SPECIAL TRANSACTIONS                    A       A      A       A      A       A       A      A       A      A       A
Repurchase Agreements                   A       A      A       A      A       A       A      A       A      A       A
Reverse Repurchase Agreements           A       A      A       A      A       A       A      A       A      A       A
Delayed Delivery Transactions           A       A      A       A      A       A       A      A       A      A       A
Securities Lending                      A       A      A       A      A       A       A      A       A      A       A
Asset Segregation                       A       A      A       A      A       A       A      A       A      A       A
Short Sales                             A       A      A       P      P       P       P      P       N      P       N
INVESTING IN SECURITIES OF OTHER        A       P      A       A      P       P       A      A       A      A       P
INVESTMENT COMPANIES
Exchange-Traded Funds                   A       A      A       A      A       A       A      A       A      A       A


SECURITIES DESCRIPTIONS AND TECHNIQUES
Following are descriptions of  securities  and  techniques that each Fund may or may not pursue, as noted in the preceding table.

EQUITY SECURITIES
Equity securities represent a share of an issuer's  earnings  and  assets, after
the  issuer  pays  its  liabilities.   A Fund cannot predict the income it  will
receive from equity securities because issuers  generally  have discretion as to the payment of any dividends or distributions.  However, equity securities offer greater potential for appreciation than many other types of  securities, because
their  value  increases directly with the value of the issuer's  business.   The
following describes the types of equity securities in which a Fund invests.

   COMMON STOCKS
   Common stocks  are the most prevalent type of equity security.  Common stocks receive the issuer's  earnings  after  the  issuer pays its creditors and any
   preferred  stockholders.   As  a  result, changes  in  an  issuer's  earnings
   directly influence the value of its common stock.

   PREFERRED STOCKS
   Preferred  stocks  have  the  right  to   receive   specified   dividends  or
   distributions  before  the  issuer makes payments on its common stock.   Some
   preferred stocks also participate  in  dividends  and  distributions  paid on
   common  stock.   Preferred  stocks  may  also permit the issuer to redeem the stock.  A Fund may also treat such redeemable  preferred  stock  as  a  fixed income security.

   INTERESTS IN OTHER LIMITED LIABILITY COMPANIES
   Entities  such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stocks.

   REAL ESTATE INVESTMENT TRUSTS (REITS)
   REITs are real  estate  investment  trusts  that  lease,  operate and finance commercial real estate.  REITs are exempt from federal corporate  income  tax if they limit their operations and distribute most of their income.  Such tax requirements  limit  a REIT's ability to respond to changes in the commercial real estate market.

   WARRANTS
   Warrants give a Fund the  option  to  buy the issuer's equity securities at a specified  price  (the  exercise  price) at  a  specified  future  date  (the expiration date).  The Fund may buy  the  designated securities by paying the
   exercise price before the expiration date.   Warrants may become worthless if
   the  price  of  the  stock  does not rise above the  exercise  price  by  the expiration date.  This increases  the market risks of warrants as compared to the underlying security.  Rights are  the  same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends  or distributions at a specified
rate.   The  rate  may  be  a  fixed  percentage  of the principal  or  adjusted periodically.  In addition, the issuer of a fixed income security must repay the
principal  amount  of  the security, normally within a  specified  time.   Fixed
income securities provide  more regular income than equity securities.  However, the returns on fixed income  securities are limited and normally do not increase with the issuer's earnings.  This  limits  the  potential  appreciation of fixed income securities as compared to equity securities.

A  security's  yield  measures  the  annual  income  earned on a security  as  a percentage of its price.  A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium)  than  the principal
amount.   If  the issuer may redeem the security before its scheduled  maturity, the price and yield  on a discount or premium security may change based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest.

   TREASURY SECURITIES
   Treasury securities  are  direct obligations of the federal government of the
   United States. Treasury securities  are  generally  regarded  as  having  the lowest credit risks.

   AGENCY SECURITIES
   Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.
   These include the Government National Mortgage Association, Small Business
   Administration, Farm Credit System Financial Assistance Corporation, Farmer's
   Home Administration, Federal Financing Bank, General Services Administration,
   Department of Housing and Urban Development, Export-Import Bank, Overseas
   Private Investment Corporation, and Washington Metropolitan Area Transit
   Authority Bonds.

   Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available
   to) the Federal Home Loan Bank System, Federal Home Loan Mortgage
   Corporation, Federal National Mortgage Association, Student Loan Marketing
   Association, and Tennessee Valley Authority in support of such obligations.

   A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and
   Resolution Trust Corporation.

   Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

   A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

   CORPORATE DEBT SECURITIES
   Corporate  debt  securities are fixed income securities issued by businesses.
   Notes, bonds, debentures and commercial paper are the most prevalent types of
   corporate debt securities.   The  Fund  may  also  purchase interests in bank
   loans to companies. The credit risks of corporate debt securities vary widely among issuers.

   In addition, the credit risk of an issuer's debt security  may  vary based on its  priority  for  repayment.  For  example,  higher  ranking (senior)  debt
   securities   have   a  higher  priority  than  lower  ranking  (subordinated)
   securities.   This  means   that  the  issuer  might  not  make  payments  on
   subordinated  securities  while   continuing   to  make  payments  on  senior
   securities.   In  addition,  in the event of bankruptcy,  holders  of  senior
   securities  may  receive  amounts   otherwise   payable  to  the  holders  of
   subordinated  securities.   Some  subordinated  securities,   such  as  trust
   preferred  and  capital  securities  notes, also permit the issuer  to  defer payments under certain circumstances.  For example, insurance companies issue securities known as surplus notes that  permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

   COMMERCIAL PAPER
   Commercial paper is an issuer's obligation  with a maturity of less than nine
   months.   Companies  typically issue commercial  paper  to  pay  for  current expenditures.  Most issuers constantly reissue their commercial paper and use the proceeds (or bank  loans)  to repay maturing paper.  If the issuer cannot continue  to obtain liquidity in  this  fashion,  its  commercial  paper  may default.  The  short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

   DEMAND INSTRUMENTS
   Demand instruments  are  corporate debt securities that the issuer must repay upon demand.  Other demand  instruments  require  a  third  party,  such as a dealer  or  bank,  to repurchase the security for its face value upon demand.
   The Fund treats demand  instruments  as  short-term  securities,  even though their stated maturity may extend beyond one year.

   TAXABLE MUNICIPAL SECURITIES
   Municipal  securities  are  issued  by  states,  counties,  cities  and other political  subdivisions  and authorities.  Although many municipal securities are exempt from federal income  tax,  a  Fund may invest in taxable municipal securities.

   MORTGAGE BACKED SECURITIES
   Mortgage backed securities represent interests  in  pools  of mortgages.  The mortgages  that  comprise  a  pool  normally  have  similar  interest  rates, maturities and other terms.  Mortgages may have fixed or adjustable  interest rates.  Interests in pools of adjustable rate mortgages are known as ARMs.

   Mortgage  backed  securities come in a variety of forms.  Many have extremely complicated terms.  The simplest form of mortgage backed securities are pass-
   through certificates.  An issuer of pass-through certificates gathers monthly payments from an underlying  pool of mortgages.  Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month.  Holders  of  pass-through  certificates  receive a pro rata  share  of  all payments and pre-payments from the underlying mortgages.
   As a result, the holders  assume  all  the prepayment risks of the underlying mortgages.

      COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)
      CMOs,  including  interests in real estate  mortgage  investment  conduits
      (REMICs), allocate  payments  and  prepayments  from  an  underlying pass-
      through certificate among holders of different classes of mortgage  backed securities.  This creates different prepayment and interest rate risks for each CMO class.

         SEQUENTIAL CMOS
         In  a  sequential  pay  CMO,  one  class of CMOs receives all principal
         payments  and  prepayments.   The  next  class  of  CMOs  receives  all
         principal payments after the first class  is  paid  off.   This process
         repeats for each sequential class of CMO.  As a result, each  class  of sequential pay CMOs reduces the prepayment risks of subsequent classes.

         PACS, TACS AND COMPANION CLASSES
         More sophisticated CMOs include planned amortization classes (PACs) and targeted  amortization  classes  (TACs).  PACs and TACs are issued with
         companion  classes.   PACs  and TACs  receive  principal  payments  and
         prepayments  at  a  specified  rate.   The  companion  classes  receive
         principal payments and prepayments in excess of the specified rate.  In addition, PACs will receive the  companion  classes' share of principal payments, if necessary, to cover a shortfall  in  the  prepayment rate.
         This helps PACs and TACs to control prepayment risks by  increasing the risks to their companion classes.

         IOS AND POS
         CMOs may allocate interest payments to one class (Interest Only or IOs)
         and principal payments to another class (Principal Only or  POs).   POs
         increase  in  value  when  prepayment rates increase.  In contrast, IOs decrease in value when prepayments  increase,  because  the  underlying
         mortgages  generate  less  interest  payments.   However,  IOs tend  to
         increase in value when interest rates rise (and prepayments  decrease), making IOs a useful hedge against interest rate risks.

         FLOATERS AND INVERSE FLOATERS
         Another  variant  allocates  interest  payments between two classes  of
         CMOs.  One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR.  The  other class (Inverse Floaters)
         receives any remaining interest payments from the underlying mortgages.
         Floater  classes  receive more interest (and  Inverse  Floater  classes receive correspondingly  less  interest)  as interest rates rise.  This shifts  prepayment  and interest rate risks from  the  Floater  to  the
         Inverse Floater class,  reducing  the  price  volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

         Z CLASSES AND RESIDUAL CLASSES
         CMOs must allocate all payments received from the  underlying mortgages to  some  class.  To capture any unallocated payments,  CMOs  generally have an accrual  (Z) class.  Z classes do not receive any payments from the underlying mortgages  until  all  other  CMO classes have been paid off.  Once this happens, holders of Z class CMOs  receive  all payments
         and  prepayments.   Similarly,  REMICs  have  residual  interests  that
         receive any mortgage payments not allocated to another REMIC class.

   The  degree  of  increased  or  decreased  prepayment risks depends upon  the structure of the CMOs.  However, the actual  returns  on any type of mortgage backed  security  depend  upon  the  performance  of the underlying  pool  of mortgages, which no one can predict and will vary among pools.

ASSET BACKED SECURITIES
Asset  backed  securities  are  payable  from  pools of obligations  other  than mortgages.  Most asset backed securities involve  consumer  or  commercial debts with  maturities  of  less  than ten years.  However, almost any type  of  fixed income assets (including other fixed income securities) may be used to create an asset backed security.  Asset  backed securities may take the form of commercial
paper,  notes,  or  pass through certificates.   Asset  backed  securities  have
prepayment risks.  Like  CMOs,  asset  backed  securities may be structured like
Floaters, Inverse Floaters, IOs and POs.

ZERO COUPON SECURITIES
Zero  coupon securities do not pay interest or principal  until  final  maturity unlike  debt  securities that provide periodic payments of interest (referred to as a coupon payment).  Investors buy zero coupon securities at a price below the amount payable  at  maturity.  The difference between the purchase price and the amount  paid at maturity  represents  interest  on  the  zero  coupon  security.
Investors  must  wait  until  maturity  to receive interest and principal, which increases the market and credit risks of a zero coupon security.

There are many forms of zero coupon securities.   Some  are issued at a discount
and are referred to as zero coupon or capital appreciation  bonds.   Others  are
created  from  interest  bearing  bonds  by  separating the right to receive the bond's coupon payments from the right to receive  the  bond's  principal  due at maturity, a process known as coupon stripping.  Treasury STRIPs, IOs and POs are the  most  common  forms  of stripped zero coupon securities.  In addition, some securities give the issuer  the option to deliver additional securities in place of cash interest payments, thereby  increasing  the  amount payable at maturity.
These are referred to as pay-in-kind or PIK securities.

BANK INSTRUMENTS
Bank  instruments  are  unsecured interest bearing deposits  with  banks.   Bank
instruments include bank  accounts,  time  deposits, certificates of deposit and banker's acceptances.  Yankee instruments are  denominated  in  U.S. dollars and
issued   by  U.S.  branches  of  foreign  banks.   Eurodollar  instruments   are
denominated  in  U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

CREDIT ENHANCEMENT
Common types of credit  enhancement  include guarantees, letters of credit, bond insurance and surety bonds.  Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security.  If a default occurs, these assets may be  sold  and the proceeds paid to security's holders.  Either form of credit enhancement reduces  credit  risks  by providing another source of payment for a fixed income security.

CONVERTIBLE SECURITIES
Convertible securities are fixed income securities that a Fund has the option to exchange  for  equity  securities  at a specified conversion price.  The  option allows the Fund to realize additional  returns if the market price of the equity
securities exceeds the conversion price.   For  example, the Fund may hold fixed
income  securities  that  are  convertible into shares  of  common  stock  at  a
conversion price of $10 per share.   If the market value of the shares of common
stock  reached  $12,  the Fund could realize  an  additional  $2  per  share  by converting its fixed income securities.

Convertible  securities   have   lower   yields  than  comparable  fixed  income
securities.   In  addition, at the time a convertible  security  is  issued  the conversion price exceeds  the  market value of the underlying equity securities.
Thus, convertible securities may  provide  lower  returns  than  non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities.  However, convertible securities permit the
Fund  to  realize  some  of the potential appreciation of the underlying  equity securities with less risk of losing its initial investment. The Equity Funds may invest in commercial paper  rated  below investment grade. See "Risks Associated with Non-investment Grade Securities" herein.

The  Funds  treat  convertible  securities  as  both  fixed  income  and  equity securities for purposes of its investment  policies  and limitations, because of their unique characteristics.

TAX EXEMPT SECURITIES
Tax exempt securities are fixed income securities that  pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and
other political subdivisions and authorities issue tax exempt  securities.   The
market categorizes tax exempt securities by their source of repayment.

   GENERAL OBLIGATION BONDS
   General  obligation  bonds  are  supported  by  the  issuer's  power to exact property or other taxes.  The issuer must impose and collect taxes sufficient to  pay principal and interest on the bonds. However, the issuer's  authority to impose additional taxes may be limited by its charter or state law.

   SPECIAL REVENUE BONDS
   Special  revenue  bonds are payable solely from specific revenues received by the issuer such as  specific taxes, assessments, tolls, or fees.  Bondholders may not collect from  the  municipality's  general  taxes  or  revenues.  For example, a municipality may issue bonds to build a toll road, and  pledge the tolls to repay the bonds.  Therefore, a shortfall in the tolls normally would result in a default on the bonds.

      PRIVATE ACTIVITY BONDS
      Private  activity bonds are special revenue bonds used to finance  private entities.  For  example,  a  municipality may issue bonds to finance a new factory to improve its local economy.  The  municipality  would  lend  the proceeds  from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable  solely  from  the  company's loan payments, not from any other revenues of the municipality.  Therefore,  any  default  on the loan normally would result in a default on the bonds.

      The  interest  on many types of private activity bonds is subject  to  the federal alternative minimum tax (AMT).  A Fund may invest in bonds subject to AMT.

   TAX INCREMENT FINANCING BONDS
   Tax increment financing  (TIF)  bonds  are payable from increases in taxes or other revenues attributable to projects  financed by the bonds.  For example, a municipality may issue TIF bonds to redevelop  a  commercial area.  The TIF bonds would be payable solely from any increase in sales taxes collected from merchants  in  the  area.  The bonds could default if merchants'  sales,  and related tax collections, failed to increase as anticipated.

   VARIABLE RATE DEMAND INSTRUMENTS

   Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand.  The securities also pay interest at a variable rate intended to cause the securities to trade at their face value.
   A Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded.

MUNICIPAL SECURITIES
Municipal Securities are  issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Funds may invest in taxable municipal securities.

   MUNICIPAL NOTES
   Municipal notes are short-term  tax  exempt  securities.  Many municipalities issue such notes to fund their current operations  before collecting taxes or
   other  municipal  revenues.   Municipalities  may also issue  notes  to  fund
   capital  projects prior to issuing long-term bonds.   The  issuers  typically
   repay the  notes  at  the  end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

   MUNICIPAL LEASES
   Municipalities may enter into  leases  for equipment or facilities.  In order to  comply  with  state public financing laws,  these  leases  are  typically
   subject to annual appropriation.   In  other  words, a municipality may end a
   lease, without penalty, by not providing for the lease payments in its annual
   budget.   After  the  lease  ends,  the lessor can resell  the  equipment  or facility but may lose money on the sale.

   A Fund may invest in securities supported  by pools of municipal leases.  The most common type of lease backed securities are certificates of participation
   (COPs).  However, a Fund may also invest directly in individual leases.

FOREIGN SECURITIES
Foreign securities are securities of issuers based  outside  the  United States.
The Funds consider an issuer to be based outside the United States if:

*     it is organized under the laws of, or has a principal office  located  in, another country;

*     the principal trading market for its securities is in another country; or

*     it  (or its subsidiaries) derived in its most current fiscal year at least
50% of its  total  assets,  capitalization,  gross  revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign  currencies.  Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

   DEPOSITARY RECEIPTS
   Depositary receipts represent interests in underlying securities  issued by a
   foreign  company.   Depositary receipts are not traded in the same market  as
   the  underlying  security.    The   foreign  securities  underlying  American
   Depositary Receipts (ADRs) are traded  in  the United States.  ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets.  ADRs are also traded in  U.S.  dollars, eliminating the need for foreign exchange transactions.

   FOREIGN EXCHANGE CONTRACTS
   In order to convert U.S. dollars into the currency needed  to  buy  a foreign security, or to convert foreign currency received from the sale of a  foreign security into U.S. dollars, the Fund may enter into spot currency trades.  In a  spot  trade,  the  Fund agrees to exchange one currency for another at the current exchange rate.  The  Fund may also enter into derivative contracts in which  a foreign currency is an  underlying  asset.  The  exchange  rate  for currency  derivative  contracts may be higher or lower than the spot exchange rate. Use of these derivative  contracts  may increase or decrease the Fund's exposure to currency risks.
   FOREIGN GOVERNMENT SECURITIES
   Foreign government securities generally consist  of  fixed  income securities supported  by national, state or provincial governments or similar  political subdivisions.  Foreign government securities also include debt obligations of supranational  entities,  such  as  international  organizations  designed or supported  by  governmental  entities  to promote economic reconstruction  or
   development,  international  banking  institutions   and  related  government
   agencies.   Examples  of  these  include,  but  are  not  limited   to,   the
   International  Bank  for Reconstruction and Development (the World Bank), the
   Asian Development Bank,  the  European Investment Bank and the Inter-American
   Development Bank.

   Foreign government securities also  include fixed income securities of quasi-
   governmental agencies that are either issued by entities owned by a national, state or equivalent government or are  obligations  of  a political unit that are not backed by the national government's full faith and  credit.  Further, foreign government securities include mortgage-related securities  issued  or guaranteed  by  national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

DERIVATIVE CONTRACTS
Derivative contracts  are financial instruments that require payments based upon changes in the values of  designated  (or  underlying)  securities,  currencies, commodities, financial indices or other assets.  Some derivative contracts (such as  futures,  forwards and options) require payments relating to a future  trade
involving the underlying  asset.   Other  derivative  contracts  (such as swaps)
require  payments  relating to the income or returns from the underlying  asset.
The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges.  In this case, the exchange sets all the terms of the contract except for the price.
Investors make payments  due  under  their contracts through the exchange.  Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.  Parties to the contract make
(or collect) daily payments to the margin  accounts to reflect losses (or gains)
in  the  value of their contracts.  This protects  investors  against  potential
defaults by  the  counterparty.   Trading  contracts  on an exchange also allows
investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract  to  buy  an  asset  at a future  date  by  entering into an offsetting contract to sell the same asset on the same date.  If  the offsetting sale price is more than the original purchase price, the Fund realizes  a  gain;  if  it  is  less,  the Fund realizes a loss.
Exchanges  may limit the amount of open contracts permitted  at  any  one  time.
Such limits  may prevent the Fund from closing out a position.  If this happens, the Fund will  be required to keep the contract open (even if it is losing money on the contract),  and to make any payments required under the contract (even if it has to sell portfolio  securities at unfavorable prices to do so).  Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it  has  been using to secure its obligations under the contract.

The  Funds  may  also  trade  derivative  contracts  over-the-counter  (OTC)  in transactions negotiated directly  between  the  Fund  and the counterparty.  OTC contracts  do not necessarily have standard terms, so they  cannot  be  directly
offset  with  other  OTC  contracts.   In  addition,  OTC  contracts  with  more
specialized terms may be more difficult to price than exchange traded contracts.

Depending  upon  how  the  Fund  uses derivative contracts and the relationships between the market value of a derivative  contract  and  the  underlying  asset, derivative  contracts  may  increase or decrease a Fund's exposure to market and currency risks, and may also  expose  the  Fund to liquidity and leverage risks.
OTC  contracts  also  expose  the Fund to credit  risks  in  the  event  that  a counterparty defaults on the contract.

The Funds (other than the Money  Market  Funds) may trade in the following types of derivative contracts.

   FUTURES CONTRACTS
   Futures contracts provide for the future  sale  by  one party and purchase by another party of a specified amount of an underlying  asset  at  a  specified price,  date, and time.  Entering into a contract to buy an underlying  asset is commonly  referred  to  as buying a contract or holding a long position in the asset.  Entering into a  contract to sell an underlying asset is commonly referred to as selling a contract  or  holding a short position in the asset.
   Futures contracts are considered to be commodity  contracts.   The  Fund  has
   claimed  an  exclusion  from  the  definition  of  the  term  "commodity pool operator" under the Commodity Exchange Act and, therefore, is not  subject to registration  or  regulation  as  a  commodity  pool operator under that Act.
   Futures contracts traded OTC are frequently referred to as forward contracts.

   The Funds may buy/sell financial futures contracts.  International  Fund, Mid
   Cap Stock Fund and Large Cap Value Fund may also buy/sell stock index futures contracts.

   OPTIONS
   Options  are rights to buy or sell an underlying asset for a specified  price
   (the exercise  price)  during,  or at the end of, a specified period.  A call option gives the holder (buyer) the  right  to  buy the underlying asset from the seller (writer) of the option.  A put option  gives  the holder the right
   to sell the underlying asset to the writer of the option.   The writer of the
   option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

   The Funds may:

*     Buy call options on portfolio securities in anticipation of an increase in the value of the underlying asset;

*     Buy put options on portfolio securities in anticipation of  a  decrease in the value of the underlying asset.

   Each Fund may also write call options on all or any portion of its  portfolio securities  and  on financial or stock index futures contracts (as permitted)
   to generate income  from  premiums, and in anticipation of a decrease or only limited increase in the value  of  the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying  asset over the exercise price plus the premium received.

   Each Fund may also write put options on  all  or  a  portion of its portfolio securities and on financial or stock index futures contracts  (as  permitted)
   to generate income from premiums, and in anticipation of an increase  or only limited decrease in the value of the underlying asset. In writing puts, there is  a  risk  that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

   When the Fund  writes  options  on  futures  contracts, it will be subject to margin requirements similar to those applied to futures contracts.

   SWAP CONTRACTS
   A swap contract (also known as a "swap") is a type of derivative contract in which two parties (each, a "Counterparty") agree to pay each other (swap) the returns derived from designated (or underlying) securities, currencies, commodities, financial indices or other assets ("Reference Instruments").
   Swaps do not always involve the delivery of the Reference Instruments by either party, and the parties might not own the Reference Instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.

    CREDIT DEFAULT SWAPS
    A credit default swap (CDS) is a type of swap  agreement between two parties whereby one party (the "Protection Buyer") agrees  to make payments over the term of the CDS to the other party (the "Protection  Seller"), provided that no designated event of default, restructuring or other  credit related event
    (each  a  "Credit  Event") occurs with respect to the Reference  Instrument, which is usually a particular  bond  or the unsecured credit of a particular issuer (the "Reference Obligation"). Many CDSs are physically settled, which means that if a Credit Event occurs, the  Protection  Seller  must  pay  the
    Protection  Buyer  the full notional value, or "par value," of the Reference
    Obligation in exchange for delivery by the Protection Buyer of the Reference
    Obligation or another  similar  obligation  issued  by  the  issuer  of  the
    Reference  Obligation  (the  "Deliverable  Obligation").  The Counterparties
    agree to the characteristics of the Deliverable  Obligation at the time that they  enter into the CDS. Alternately, a CDS can be  "cash  settled,"  which means that  upon the occurrence of a Credit Event, the Protection Buyer will receive a payment from the Protection Seller equal to the difference between the par amount  of the Reference Obligation and its market value at the time
    of the Credit Event.   The  Fund  may  be either the Protection Buyer or the
    Protection Seller in a CDS.  If the Fund is a Protection Buyer and no Credit
    Event occurs, the Fund will lose its entire  investment in the CDS (i.e., an amount equal to the payments made to the Protection  Seller over the term of the CDS). However, if a Credit Event occurs, the Fund  (as Protection Buyer)
    will deliver the Deliverable Obligation and receive a payment  equal  to the full  notional  value of the Reference Obligation, even though the Reference
    Obligation may have little or no value. If the Fund is the Protection Seller and no Credit Event  occurs,  the  Fund  will receive a fixed rate of income throughout the term of the CDS. However, if  a Credit Event occurs, the Fund
    (as Protection Seller) will pay the Protection Buyer the full notional value of the Reference Obligation and receive the Deliverable  Obligation from the
    Protection Buyer.  A CDS may involve greater risks than if the Fund invested directly in the Reference Obligation. For example, a CDS may increase credit risk  since  the  Fund  has  exposure  to  both the issuer of the  Reference
    Obligation  and  the  Counterparty  to the CDS.  The  Reference  Instruments
    underlying each CDS will be of a credit  quality  at  least equal to that of the credit quality required for investment in individual  securities  by the relevant Fund.

INVESTMENT RATINGS FOR THE MONEY MARKET FUNDS
A nationally  recognized  rating  service's two highest  rating  categories  are determined  without  regard for  sub-categories  and  gradations.  For  example, securities  rated SP-1+,  SP-1, or SP-2 by Standard  &  Poor's Ratings Group
("S&P"),  MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"),  or
F-1+, F-1, or F-2 by Fitch Investors Service,  Inc. ("Fitch") are all considered rated in one of the two highest short-term rating  categories.  The Money Market
Funds will follow applicable regulations in determining whether a security rated by more  than  one  rating  service  can be  treated  as being in one of the two highest short-term rating categories;  currently,  such securities must be rated by two  rating  services  in one of their two  highest  rating  categories.  See
"Regulatory Compliance."

If  a  security  is  downgraded below the minimum quality grade discussed in the
Fund's investment strategy,  the  Adviser  or  Subadviser  will  re-evaluate the security, but will not be required to sell it.

SPECIAL TRANSACTIONS

   REPURCHASE AGREEMENTS
   Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price.  The repurchase price exceeds the sale price, reflecting  the
   Fund's  return  on the transaction.  This return is unrelated to the interest
   rate  on  the  underlying  security.   A  Fund  will  enter  into  repurchase
   agreements only  with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

   The Funds' custodian  or  subcustodian will take possession of the securities
   subject to repurchase agreements.   The  Adviser or subcustodian will monitor
   the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

   Repurchase agreements are subject to credit risks.

   REVERSE REPURCHASE AGREEMENTS
   Reverse repurchase agreements are repurchase  agreements in which the Fund is the  seller  (rather  than  the  buyer)  of  the securities,  and  agrees  to
   repurchase  them  at  an agreed upon time and price.   A  reverse  repurchase
   agreement may be viewed  as  a  type  of  borrowing  by  the  Fund.   Reverse
   repurchase  agreements  are  subject  to  credit risks.  In addition, reverse repurchase agreements create leverage risks  because the Fund must repurchase the underlying security at a higher price, regardless  of the market value of the security at the time of repurchase.

   DELAYED DELIVERY TRANSACTIONS
   Delayed  delivery  transactions,  including  when  issued  transactions,  are arrangements in which the Fund buys securities for a set price,  with payment and  delivery  of  the  securities  scheduled for a future time.  During  the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund.  The Fund records the transaction when it agrees to buy the securities  and reflects their value in determining the price of its shares.  Settlement dates  may  be  a  month  or  more after entering  into these transactions so that the market values of the securities
   bought may  vary  from  the  purchase  prices.   Therefore,  delayed delivery
   transactions  create  interest  rate  risks  for the Fund.  Delayed  delivery transactions  also  involve  credit  risks in the  event  of  a  counterparty default.

      TO BE ANNOUNCED SECURITIES (TBAS)
      As with other delayed delivery transactions,  a  seller  agrees to issue a
      TBA security at a future date.  However, the seller does not  specify  the particular securities to be delivered.  Instead, the Fund agrees to accept any  security  that meets specified terms.  For example, in a TBA mortgage backed transaction,  the  Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages.  The seller would not identify the specific underlying  mortgages  until it issues the security.
      TBA mortgage backed securities increase interest  rate  risks  because the underlying mortgages may be less favorable than anticipated by the Fund.

   SECURITIES LENDING
   The  Funds may lend portfolio securities to borrowers that the Adviser  deems
   creditworthy.   In  return,  the Fund receives cash or liquid securities from the borrower as collateral.  The  borrower must furnish additional collateral
   if the market value of the loaned securities  increases.   Also, the borrower
   must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

   The  Fund  will  reinvest  cash collateral in securities that qualify  as  an
   acceptable investment for the  Fund.   However, the Fund must pay interest to
   the borrower for the use of cash collateral.

   Loans are subject to termination at the  option  of the Fund or the borrower.
   The  Fund will not have the right to vote on securities  while  they  are  on loan,  but  it  will  terminate a loan in anticipation of any important vote.
   The Fund may pay administrative  and custodial fees in connection with a loan and  may  pay  a  negotiated portion of  the  interest  earned  on  the  cash collateral to a securities lending agent or broker.

   Securities lending  activities  are subject to interest rate risks and credit risks.

   ASSET SEGREGATION (FLUCTUATING NET ASSET VALUE FUNDS)
   In accordance with the Securities and Exchange Commission (SEC) and SEC staff positions regarding the interpretation of the Investment Company Act of 1940
   (1940 Act), with respect to derivatives that create a future payment obligation of the Fund, the Fund must "set aside" (referred to sometimes as
   "asset segregation") liquid assets, or engage in other SEC- or staff-approved measures, while the derivative contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to
   "cash-settle," the Fund must cover its open positions by setting aside cash or readily marketable securities equal to the contracts' full, notional value. With respect to forwards and futures that are contractually required to "cash-settle," however, the Fund is permitted to set aside cash or readily marketable securities in an amount equal to the Fund's daily marked-to-market
   (net) obligations, if any (i.e., the Fund's daily net liability, if any), rather than the notional value.

   The Funds will employ another approach to segregating assets to cover options that it sells. If the Fund sells a call option, the Fund will set aside either the Reference Instrument subject to the option, cash or readily marketable securities with a value that equals or exceeds the current market value of the Reference Instrument. In no event, will the value of the cash or readily marketable securities set aside by the Fund be less than the exercise price of the call option. If the Fund sells a put option, the Fund will set aside cash or readily marketable securities with a value that equals or exceeds the exercise price of the put option.

   The Funds' asset segregation approach for swap agreements varies among different types of swaps. For example, if the Fund enters into a credit default swap as the Protection Buyer, then it will set aside cash or readily marketable securities necessary to meet any accrued payment obligations under the swap. By comparison, if the Fund enters into a credit default swap as the
   Protection Seller, then the Fund will set aside cash or readily marketable securities equal to the full notional amount of the swap that must be paid upon the occurrence of a Credit Event. For some other types of swaps, such as interest rate swaps, the Fund will calculate the obligations of the counterparties to the swap on a net basis. Consequently, the Fund's current obligation (or rights) under this type of swap will equal only the net amount to be paid or received based on the relative values of the positions held by each counterparty to the swap (the "net amount"). The net amount currently owed by or to the Fund will be accrued daily and the Fund will set aside cash or readily marketable securities equal to any accrued but unpaid net amount owed by the Fund under the swap.

   A Fund may reduce the liquid assets segregated to cover obligations under a derivative contract by entering into an offsetting derivative contract. For example, if the Fund sells a put option for the same Reference Instrument as a call option the Fund has sold, and the exercise price of the call option is the same as or higher than the exercise price of the put option, then the
   Fund may net its obligations under the options and set aside cash or readily marketable securities (including any margin deposited for the options) with a value equal to the greater of (a) the current market value of the Reference
   Instrument deliverable under the call option or (b) the exercise price of the put option.

   By setting aside cash or readily marketable securities equal to only its net obligations under swaps and certain cash-settled derivative contracts, a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate cash or readily marketable securities equal to the full notional value of such contracts. The use of leverage involves certain risks. See "Risk Factors." Unless the Fund has other cash or readily marketable securities to set aside, it cannot trade assets set aside in connection with derivative contracts or special transactions without entering into an offsetting derivative contract or terminating a special transaction.
   This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

   Generally, special transactions do not cash-settle on a net basis.
   Consequently, with respect to special transactions, the Fund will set aside cash or readily marketable securities with a value that equals or exceeds the
   Fund's obligations.

   With respect to short sales transactions, the Funds will set aside cash or readily marketable securities in an amount equal to the greater of (i) the market value of the securities sold short; and (ii) the  market price at which the short position was established, in each case less any margin on deposit.

   ASSET SEGREGATION (MONEY MARKET FUNDS)

   In order to secure its obligations  in  connection with derivatives contracts or special transactions, a Fund will either  own the underlying assets, enter into  an  offsetting transaction or set aside readily  marketable  securities with a value  that equals or exceeds the Fund's obligations.  Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such  obligations  without  entering  into an offsetting derivative contract or terminating a special transaction.  This  may  cause  the Fund to miss  favorable  trading  opportunities  or  to  realize losses on derivative contracts or special transactions.

   SHORT SALES

   The Fund may make short sales of securities listed on one or more national exchanges or on the Nasdaq Stock Market. A short sale is the sale of a stock that the Fund does not own (or will borrow for delivery), because the Fund believes the stock will decline in price or the Fund wants to hedge against potential price volatility of the stock. If the price of the stock declines, the Fund can buy the stock at a lower price and will make a profit. If the price of the stock rises, the Fund will incur a loss. When the Fund sells short, it borrows the stock from a broker "on margin," and must pay interest to the broker on the margin amount until the stock is replaced by the Fund.
   In no event will the Fund engage in short sales transactions if it would cause the market value of all of the Fund's securities sold short to exceed
   25% of its net assets. The value of the securities of any one issuer that may be shorted by the Fund is limited to the lesser of 2% of the value of the
   Fund's net assets or 2% of the securities of any class of the issuer. The
   Fund may also "sell short against the box," i.e., the Fund owns securities identical to those sold short. Short sales against the box are not subject to the 25% limitation. Short sales are speculative in nature, and may reduce returns or increase volatility.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
A  Fund  may  invest  its  assets  in securities of other investment  companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies  and managing any uninvested cash. The
Managed Allocation Funds (Conservative Growth  Fund,  Moderate  Growth Fund, and
Aggressive  Growth  Fund)  intend  to invest substantially all their  assets  in underlying funds in order to achieve  their  investment  goals.  See "Investment
Risks  -  Fund Expenses" in this SAI and "Investment Limitations - Investing  in
Other Investment Companies" in  this SAI.

EXCHANGE-TRADED FUNDS

The Funds may also invest in exchange-traded funds (ETFs) in order to implement their investment strategies. The shares of most ETFs are listed and traded on stock exchanges at market prices, although some Shares may be redeemable at net asset value for cash or securities.  The Funds may invest in ETFs in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs generally do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

Pursuant to an SEC exemption, each of the Funds is permitted to invest in shares of the MTB Money Market Funds as a means of managing their uninvested cash.
These investments will cause a duplication of expenses. The Advisor may waive certain fees in connection with these investments.

INVESTMENT RISKS

There are many  factors  which may affect an investment in the Funds. The Funds'
principal risks are described  in  the  prospectus.  Additional risk factors are
outlined   below  and  correspond  to  the  risk  factors  identified   in   the
Prospectuses.


SECURITY                                              RISK TYPE

Fixed Income Securities                               Interest Rate Risks
                                                      Credit Risks
                                                      Call Risks
                                                      Prepayment Risks
                                                      Risks Associated with Noninvestment Grade Securities
Mortgage Backed Securities                            Risks Associated with Complex CMOs
                                                      Prepayment Risks
                                                      Liquidity Risks
Equity Securities                                     Stock Market Risks
                                                      Sector Risks
                                                      Liquidity Risks
                                                      Risks Related to Investing for Growth
                                                      Risks Related to Investing for Value
                                                      Risks Related to Company Size
                                                      Tracking Error Risks
                                                      Close Out Risks
                                                      Risks of Investing in Emerging Market Countries
Convertible Securities
Foreign Securities                                    Currency Risks
                                                      Risks of Foreign Investing
                                                      Risks of Investing in Emerging Market Countries
                                                      Euro Risks
Derivative Contracts                                  Leverage Risks
Tax Exempt Securities                                 Tax Risks
                                                      Risks Associated with Investing in a Single State
                                                      Risks of Non-Diversification
Special Transactions
Investing in Securities of Other Investment Companies Exchange- Traded Funds
                                                      Fund Expense- Managed Allocation Funds
                                                      Asset Allocation Risks - Managed Allocation Funds
                                                      Affiliated Persons Risks - Managed Allocation Funds


STOCK MARKET RISKS
The value of  equity  securities in a Fund's portfolio will rise and fall. These fluctuations  could be a  sustained  trend  or  a  drastic  movement.  A  Fund's portfolio will  reflect  changes  in  prices  of  individual portfolio stocks or general changes in stock valuations. Consequently,  the  Fund's  share price may decline.

The  Adviser  attempts  to  manage market risk by limiting the amount  the  Fund invests in each company's equity  securities.  However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS
Companies  with  similar  characteristics  may  be  grouped  together  in  broad categories called sectors. Sector risk is the possibility  that a certain sector may  underperform  other  sectors  or  the  market  as a whole. As  the  Adviser allocates more of a Fund's portfolio holdings to a particular  sector,  a Fund's performance  will  be  more  susceptible  to  any  economic,  business  or other developments which generally affect that sector.

LIQUIDITY RISKS
Trading opportunities are more limited for equity securities that are not widely held.  This may make  it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security,  sell  other  securities  to  raise  cash  or  give  up  an investment
opportunity,   any  of  which  could  have  a  negative  effect  on  the  Fund's performance. Infrequent  trading  of  securities may also lead to an increase in their price volatility.

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited  for CMOs that have complex terms or that are not widely held. These features may make  it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have  a  negative  effect  on  the
Fund's  performance.  Infrequent  trading  of  securities  may  also  lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be  able  to sell  a  security  or  close out a derivative contract when it wants to. If this happens, the Fund will be  required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC derivative contracts generally  carry  greater liquidity risk than exchange-
traded contracts.

RISKS RELATED TO INVESTING FOR GROWTH
Due  to  their  relatively high valuations, growth  stocks  are  typically  more
volatile than value  stocks.   For  instance,  the  price  of a growth stock may
experience  a  larger  decline  on  a  forecast  of lower earnings,  a  negative
fundamental  development,  or  an adverse market development.   Further,  growth
stocks may not pay dividends or may pay lower dividends than value stocks.  This means they depend more on price  changes  for  returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO INVESTING FOR VALUE
Due to their relatively low valuations, value stocks are typically less volatile than growth stocks.  For instance, the price of  a  value stock may experience a smaller  increase  on  a  forecast  of higher earnings, a  positive  fundamental development, or positive market development.  Further, value stocks tend to have
higher dividends than growth stocks.   This  means  they  depend  less  on price
changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO COMPANY SIZE
Generally,  the  smaller  the market capitalization of a company, the fewer  the number of shares traded daily,  the  less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known  companies.  Market capitalization is determined by multiplying the number of its outstanding shares  by  the  current market price per share.

Companies  with  smaller market capitalizations also tend to have unproven track records, a limited  product or service base and limited access to capital. These factors also increase  risks  and  make these companies more likely to fail than companies with larger market capitalizations.

CURRENCY RISKS
Exchange rates for currencies fluctuate  daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

The Advisor attempts to manage currency risk  by  limiting  the  amount  a  Fund
invests   in   securities   denominated   in  a  particular  currency.  However,
diversification will not protect a Fund against  a general increase in the value of the U.S. dollar relative to other currencies.

EURO RISKS
The Euro is the new single currency of the European  Monetary  Union (EMU). With the  advent  of the Euro, the participating countries in the EMU can  no  longer follow independent  monetary  policies.  This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of  their foreign government securities.

RISKS OF FOREIGN INVESTING
Foreign securities pose additional  risks  because foreign economic or political conditions may be less favorable than those  of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for
U.S. investors.

Foreign companies may not provide information  (including  financial statements)
as  frequently  or  to  as  great  an extent as companies in the United  States.
Foreign companies may also receive less coverage than United States companies by
market analysts and the financial press.   In  addition,  foreign  countries may
lack   uniform  accounting,  auditing  and  financial  reporting  standards   or
regulatory  requirements comparable to those applicable to U.S. companies. These factors  may prevent  the  Fund  and  its  Adviser  from  obtaining  information concerning  foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries  may  have  restrictions on foreign ownership of securities or
may  impose  exchange  controls,  capital   flow  restrictions  or  repatriation
restrictions which could adversely affect the liquidity of a Fund's investments.

To the extent a Fund invests in foreign securities,  its share price may be more affected by foreign economic and political conditions,  taxation  policies,  and accounting and auditing standards than would otherwise be the case.

RISKS OF INVESTING IN EMERGING MARKET COUNTRIES

Securities  issued  or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly  more volatile than prices in developed countries. Emerging market economies may also  experience  more severe downturns (with corresponding currency devaluations) than developed countries.

Emerging  market  countries may have relatively  unstable  governments  and  may present the risk of  nationalization  of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

LEVERAGE RISKS
Leverage risk is created when an investment  exposes the Fund to a level of risk that exceeds the amount invested. Changes in the  value  of  such  an investment magnify a Fund's risk of loss and potential for gain.

INTEREST RATE RISKS
Prices  of fixed income securities rise and fall in response to changes  in  the interest  rate  paid by similar securities. Generally, when interest rates rise,
prices of fixed income  securities  fall.   However, market factors, such as the
demand for particular fixed income securities,  may  cause  the price of certain fixed  income  securities to fall while the prices of other securities  rise  or remain unchanged.

Interest rate changes  have  a  greater  effect  on  the  price  of fixed income securities with longer durations. Duration measures the price sensitivity  of  a fixed income security to changes in interest rates.

CREDIT RISKS
Credit  risk  is  the  possibility  that an issuer will default on a security by failing to pay interest or principal  when  due. If an issuer defaults, the Fund will lose money.

Many fixed  income  securities  receive  credit  ratings from  services  such as
Standard & Poor's and Moody's Investor Services,  Inc. These services assign ratings to  securities  by assessing the  likelihood  of issuer  default.  Lower credit ratings  correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate  for  greater credit risk by paying interest at a higher rate.  The difference between the  yield  of a security and the  yield of a U.S. Treasury security with a comparable maturity  (the  spread)
measures  the  additional interest paid for risk. Spreads may increase generally in response to adverse  economic  or  market conditions. A security's spread may also increase if the security's rating  is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the
Fund will fail to meet its obligations. This  could  cause  the Fund to lose the benefit  of  the  transaction or prevent the Fund from selling or  buying  other securities to implement its investment strategy.

CALL RISKS
Call risk is the possibility  that  an issuer may redeem a fixed income security before maturity (a call) at a price below  its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS
Generally, homeowners have the option to prepay  their  mortgages  at  any  time without  penalty.  Homeowners  frequently refinance high interest rate mortgages when mortgage rates fall. This results  in  the  prepayment  of  mortgage backed
securities   with   higher  interest  rates.  Conversely,  prepayments  due   to
refinancings decrease  when  mortgage  rates  increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments.  Increases in prepayments of high interest rate mortgage backed securities, or decreases  in  prepayments  of lower  interest  rate  mortgage  backed  securities,  may reduce their yield and price. These factors, particularly the relationship between  interest  rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage  backed securities generally compensate for greater prepayment risk  by
paying a higher  yield.   The  difference between the yield of a mortgage backed
security and the yield of a U.S.  Treasury  security  with a comparable maturity
(the  spread)  measures  the  additional  interest paid for  risk.  Spreads  may
increase  generally in response to adverse economic  or  market  conditions.   A
security's  spread  may  also  increase  if the security is perceived to have an increased prepayment risk or perceived to  have  less market demand. An increase in the spread will cause the price of the security to decline.

The  Fund  may have to reinvest the proceeds of mortgage  prepayments  in  other fixed income  securities  with lower interest rates, higher prepayment risks, or other less favorable characteristics.


RISKS OF NON-DIVERSIFICATION
Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York
Municipal Bond Fund and Virginia Municipal Bond Fund are non-diversified.
Compared to diversified mutual funds, each of these Funds may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases a Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on a Fund's Share price and performance.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES
The securities in which the  Funds  may  invest  may  be  rated below investment grade. Securities rated below investment grade may be subject  to the same risks as those inherent in corporate debt obligations that are rated below  investment grade,  also  known  as junk bonds.  Junk bonds generally entail greater market, credit and liquidity risks  than investment grade securities. For example, their prices are more volatile, economic  downturns  and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

RISKS ASSOCIATED WITH COMPLEX CMOS
CMOs  with  complex  or  highly variable prepayment  terms,  such  as  companion classes, IOs, POs, Inverse  Floaters  and  residuals,  generally  entail greater market,  prepayment  and  liquidity risks than other mortgage backed securities.
For example, their prices are more volatile and their trading market may be more limited.

TAX RISKS
In  order  to  be tax-exempt,  municipal  securities  must  meet  certain  legal requirements. Failure  to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes  in  federal  tax  laws  may  cause  the  prices  of municipal securities to fall.

CLOSE OUT RISKS
In  a  short  sale  transaction, close out risk is created by the ability of the broker to request at any time that the Fund closes out its short position in the security. The broker's  call  request  would  force  the  Fund  to  purchase the security  at  its current market price, and thus could result in a loss  to  the
Fund.

MARYLAND INVESTMENT RISKS
Maryland Municipal Bond Fund emphasizes investments in Maryland and is more subject to events that may adversely affect Maryland issuers compared to funds that invest in multiple states.
Maryland's economy is relatively diversified across the service, trade and government sectors. The high proportion of federal government jobs, which contributes to high wealth levels, made the state vulnerable to the recession and concurrent federal downsizing in the early 1990's; however, Maryland's economic growth rate has improved and is nearing the national average.

NEW YORK INVESTMENT RISKS
New York Municipal Bond Fund emphasizes investments in New York and is subject to events that may adversely affect New York issuers compared to funds that invest in multiple states. New York's economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State's economy through its international importance in economic sectors such as advertising, finance, and banking. Any major changes to the financial conditions of New York City would ultimately have an effect on the State.
Yields on New York municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the State, counties, municipalities or City of New York could impact New York Municipal Bond Fund's portfolio. The ability of this Fund to achieve its investment goals also depends on the continuing ability of the issuers of New York municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.
Additionally, the tragic events of September 11, 2001 may have adverse short-
term or long-term economic effects on New York City.

PENNSYLVANIA INVESTMENT RISKS
Pennsylvania Municipal Bond Fund emphasizes investments in Pennsylvania and is more subject to events that may adversely affect Pennsylvania issuers.
Pennsylvania's economy historically has been dependent upon heavy industry, but has diversified recently into various services, particularly into medical and health services, education and financial services. Agricultural industries continue to be an important part of the economy, including not only the production of diversified food and livestock products, but substantial economic activity in agribusiness and food-related industries. Service industries currently employ the greatest share of nonagricultural workers, followed by the categories of trade and manufacturing. Future economic difficulties in any of these industries could have an adverse impact on the finances of the
Commonwealth or its municipalities, and could adversely affect the market value of the Pennsylvania exempt securities in the Pennsylvania Municipal Bond Fund or the ability of the respective obligors to make payments of interest and principal due on such Securities.

VIRGINIA INVESTMENT RISKS
Since the Fund invests primarily in issuers from Virginia, the Fund may be subject to additional risks compared to Fund that invest in multiple states.
Virginia's credit strength is based on its substantial resources, conservative financial and budget management, strong demographics and broad based economy.
Virginia's economy has strong ties to government and defense-related industries, as well as high technology industries, trade and tourism. Any downturn in these industries may adversely affect the economy of the state.

TRACKING ERROR RISK

Factors  such  as  Fund  expenses,  imperfect  correlation  between  the  Fund's investments and  those  of  its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies,  and  leverage,  may  affect  its ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio  of those securities,  an index will have no expenses. As a result, the Funds, which  will have expenses  such as custody, management fees and other operational costs, and brokerage expenses,  may  not  achieve  its  investment  objective of accurately correlating to an index.
FUND EXPENSES - MANAGED ALLOCATION FUNDS

Mutual fund portfolios bear charges for advisory fees and operational expenses.
The Managed Allocation Funds and the Underlying Funds in which they invest each bear these expenses, so investors in the Managed Allocation Funds may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

AFFILIATED PERSONS RISKS - MANAGED ALLOCATION FUNDS

Each Managed Allocation Fund is subject to affiliated persons risk. In managing the Managed Allocation Funds, the Advisor has the authority to select and substitute the underlying funds in which the Managed Allocation Funds will invest. The Advisor is subject to conflicts of interest in allocating Fund assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Advisor is also primarily responsible for managing the Underlying Funds. The Trustees and officers of the Funds may also have conflicting interests in fulfilling their fiduciary duties to both the
Funds and the Underlying Funds.
Pursuant to an SEC exemption, the Funds are permitted to invest in shares of the
Money Market Funds as a means of managing uninvested cash. These investments will cause a duplication of expenses. The Advisor may waive certain fees in connection with these investments.

ASSET ALLOCATION RISKS
The Balanced Fund is subject to the risk that the Advisor's asset allocation decisions between equity securities, on the one hand, and fixed income securities, on the other hand, will not anticipate market trends successfully.
For example, investing too heavily in common stocks during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total returns.


EXCHANGE-TRADED FUNDS

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an
ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i)
the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

FUNDAMENTAL INVESTMENT OBJECTIVES AND POLICIES

The  INTERNATIONAL  EQUITY  FUND'S  investment  objective is to  seek  long-term capital  appreciation,  primarily through a diversified  portfolio  of  non-U.S.
equity securities.

The  SMALL  CAP  GROWTH  FUND'S   investment   objective  is  long-term  capital
appreciation.

The SMALL CAP STOCK FUND'S investment objective is to seek growth of capital.

The   MID   CAP  GROWTH  FUND'S  investment  objective  is   long-term   capital
appreciation.

The MID CAP STOCK FUND'S investment objective is to provide total return.

The  MULTI  CAP   GROWTH   FUND'S  investment  objective  is  long-term  capital
appreciation.

The  LARGE  CAP  GROWTH  FUND'S  investment  objective  is  to  provide  capital appreciation.

The LARGE CAP STOCK FUND'S investment objective is growth of principal.

The  EQUITY  INDEX  FUND'S  investment  objective  is  investment  results  that correspond to the  performance of the Standard  &  Poor's 500 Index (S&P
500).

The  LARGE  CAP  VALUE  FUND'S  investment   objective  is  to  provide  capital
appreciation. Current income is a secondary, non-fundamental consideration.

The EQUITY INCOME FUND'S investment objective  is  current  income and growth of capital.

The BALANCED FUND'S investment objective is to provide total return.

The  MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH'S investment  objective  is  to seek capital appreciation.

The MANAGED  ALLOCATION FUND - MODERATE GROWTH'S investment objective is to seek capital growth and, secondarily, income.

The MANAGED ALLOCATION  FUND  - CONSERVATIVE GROWTH'S investment objective is to seek capital appreciation and income.

The INTERMEDIATE TERM BOND FUND'S investment objective is current income.

The  INCOME  FUND'S  investment  objective   is  primarily  current  income  and
secondarily capital growth.

The SHORT-TERM CORPORATE BOND FUND'S investment objective is current income.

The MARYLAND MUNICIPAL BOND FUND'S investment objective is current income exempt from federal regular income tax and Maryland state and local income taxes.

Under normal circumstances, the Maryland Municipal  Bond  Fund  will  invest its assets  so  that  at least 80% of the income it distributes will be exempt  from federal regular income  tax  and  personal  income taxes imposed by the State of
Maryland and Maryland municipalities.

The PENNSYLVANIA MUNICIPAL BOND FUND'S investment  objective  is  current income exempt from federal regular income tax and Pennsylvania personal income taxes.

Under normal circumstances, the Pennsylvania Municipal Bond Fund will invest its assets  so  that  at least 80% of the income it distributes will be exempt  from federal regular income tax and personal income taxes imposed by the Commonwealth of Pennsylvania and Pennsylvania municipalities.

The NEW YORK MUNICIPAL  BOND  FUND'S  investment objective is to provide current income which is exempt from Federal regular  income  tax and the personal income taxes  imposed  by  the  State  of New York and New York municipalities  and  is consistent with preservation of capital.

Under normal circumstances, the New  York  Municipal  Bond  Fund will invest its assets so that at least 80% of the  income it distributes will  be  exempt  from federal regular income tax and personal income taxes imposed by the state of New
York and New York municipalities.

The VIRGINIA MUNICIPAL BOND FUND'S investment objective is current income exempt from federal regular income tax and Virginia state and local income taxes.

Under  normal  circumstances,  the  Virginia Municipal Bond Fund will invest its assets so that at least 80% of the income  it  distributes  will  be exempt from federal  regular  income  tax  and  income taxes imposed by the Commonwealth  of
Virginia and Virginia Municipalities.

The  U.S. GOVERNMENT BOND FUND'S investment  objective  is  to  provide  current
income.    Capital  appreciation  is  a  secondary,  non-fundamental  investment consideration.

The SHORT DURATION  GOVERNMENT  BOND  FUND'S  investment  objective  is  to seek current income, with preservation of capital as a secondary objective.

The PENNSYLVANIA TAX FREE MONEY MARKET FUND'S investment objective is maximizing current  income  exempt from federal and Pennsylvania personal income taxes  and providing liquidity and security of principal.

Under normal circumstances,  Pennsylvania Tax Free Money Market Fund will invest its assets so that at least 80% of the income it distributes will be exempt from
federal  income  tax,  including   the   federal  alternative  minimum  tax  and
Pennsylvania personal income tax.

The NEW YORK TAX FREE MONEY MARKET FUND'S investment objective is to seek a high level of current interest income that is exempt  from federal regular income tax as is consistent with liquidity and relative stability of principal.

Under normal circumstances, New York Tax Free Money  Market Fund will invest its assets so that at least 80% of the income it distributes  will  be  exempt  from federal  income  tax, including the federal alternative minimum tax and New York state income tax.

The PRIME MONEY MARKET  FUND'S  investment  objective  is to seek current income with liquidity and stability of principal.

The  MONEY  MARKET FUND'S investment objective is to seek  current  income  with liquidity and stability of principal.


The TAX-FREE  MONEY  MARKET  FUND'S  investment  objective is maximizing current income exempt from federal income tax and providing  liquidity  and stability of principal.

Under normal circumstances, Tax Free Money Market Fund will invest its assets so that  at  least  80%  of  the income it distributes will be exempt from  federal income tax, including the federal alternative minimum tax.

The U.S. GOVERNMENT MONEY MARKET  FUND'S investment objective is to seek current income and provide liquidity and security of principal.


The U.S. TREASURY MONEY MARKET FUND'S  investment  objective  is to seek current income with liquidity and stability of principal.

Unless  otherwise  stated above, all of the investment objectives  and  policies listed above are fundamental.  The investment objectives and policies may not be changed by the Funds' Trustees without shareholder approval.

Each of the following  Funds have adopted a non-fundamental investment policy to invest at least 80% of its  net assets, plus borrowings for investment purposes, in a manner consistent with Rule  35d-1  of  the  1940 Act: International Equity
Fund, Small Cap Growth Fund, Small Cap Stock Fund,  Mid Cap Growth Fund, Mid Cap
Stock Fund, Multi Cap Growth Fund, Large Cap Growth Fund,  Large Cap Stock Fund,
Equity  Index Fund, Large Cap Value Fund, Equity Income Fund,  Intermediate-Term
Bond Fund,  Short-Term  Corporate  Bond  Fund,  U.S. Government Bond Fund, Short
Duration Government Bond Fund, Money Market Fund,  U.S.  Government Money Market
Fund  and  U.S.  Treasury  Money  Market Fund. Each such Fund will  provide  its shareholders with at least 60 days prior notice of any changes to such policy as required by Rule 35d-1.

INVESTMENT LIMITATIONS - U.S. TREASURY MONEY MARKET FUND, MONEY MARKET FUND, NEW
YORK TAX-FREE MONEY MARKET FUND, U.S. GOVERNMENT BOND FUND, NEW YORK MUNICIPAL
BOND FUND, LARGE CAP VALUE FUND, LARGE CAP GROWTH FUND AND MID CAP STOCK FUND

The Large Cap Growth Fund may, in the future, seek to achieve the Fund's investment objective by investing all of the Fund's assets in a no-load, open-
end management investment company having substantially the same investment objectives as the Fund. The Fund's investment policy permits such an investment.
Shareholders will receive prior written notice with respect to any such investment.

ISSUING SENIOR SECURITIES AND BORROWING MONEY
      Each Fund may borrow money, directly or indirectly, and issue senior securities, to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

UNDERWRITING
      The Funds may not underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where the Funds may be considered to be an underwriter under the
      Securities Act of 1933.

INVESTING IN REAL ESTATE
The Funds may not purchase or sell  real  estate, provided that this restriction does not prevent the Funds from investing in  issuers  which  invest,  deal,  or otherwise  engage  in  transactions  in  real  estate  or  interests therein, or investing  in  securities that are secured by real estate or interests  therein.
The  Funds  may  exercise   their  rights  under  agreements  relating  to  such
securities, including the right  to  enforce  security  interests  and hold real estate  acquired  by  reason of such enforcement until that real estate  can  be liquidated in an orderly manner.

LENDING CASH OR SECURITIES
      The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending their assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

INVESTING IN COMMODITIES
The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

CONCENTRATION OF INVESTMENTS
      The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.

DIVERSIFICATION - ALL FUNDS EXCEPT NEW YORK MUNICIPAL BOND FUND
With respect to securities comprising 75% of the value of its total assets, the
Funds will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Funds would own more than 10% of the outstanding voting securities of that issuer.

INVESTING IN EXEMPT-INTEREST OBLIGATIONS
      The New York Tax-Free Money Market Fund will not invest less than 80% of its net assets in securities the interest on which is exempt from federal income tax, including AMT obligations.

THE ABOVE LIMITATIONS CANNOT  BE  CHANGED  UNLESS  AUTHORIZED  BY  THE  BOARD OF
TRUSTEES (BOARD) AND BY THE "VOTE OF A MAJORITY OF THE FUND'S OUTSTANDING VOTING
SECURITIES," AS DEFINED BY THE 1940 ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY
BE  CHANGED  BY  THE  BOARD  WITHOUT  SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE
NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

BUYING ON MARGIN
    U.S TREASURY MONEY MARKET FUND, MONEY MARKET FUND AND NEW YORK TAX FREE
    MONEY MARKET FUND: The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities.

    NEW YORK MUNICIPAL BOND FUND, U.S. GOVERNMENT BOND FUND, LARGE CAP VALUE
    FUND, AND LARGE CAP GROWTH FUND: The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Funds may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

    MID-CAP STOCK FUND: The Fund will not purchase on margin, provided that the
    Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

ISSUING SENIOR SECURITIES AND BORROWING MONEY
      As an operating (non-fundamental) policy, the New York Tax-Free Money
      Market Fund does not anticipate entering into reverse repurchase agreements in excess of 5% of its net assets.

      ILLIQUID SECURITIES

      A Fund may not purchase or acquire any security if, as a result, more than
      15% of its net assets would be invested in securities that are illiquid.

    DEALING IN PUTS AND CALLS
The New York Tax-Free Money Market Fund  will  not write or purchase put or call options.

    PURCHASING SECURITIES TO EXERCISE CONTROL
The  New  York Tax-Free Money Market Fund will not  invest  in  any  issuer  for purposes of exercising control or management.

BORROWING MONEY
The New York  Tax-Free  Money  Market  Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary,  or  emergency measure or to facilitate management of the portfolio by enabling the Fund  to  meet redemption requests  when the liquidation of portfolio assets is deemed to be  inconvenient or disadvantageous.  The  Fund will not purchase any securities while borrowings in excess of 5% of the value  of  its total assets are outstanding. The New York
Tax-Free Money Market Fund does not  anticipate entering into reverse repurchase agreements in excess of 5% of its net assets.

      PLEDGING ASSETS

The  Funds  will  not mortgage, pledge, or  hypothecate  any  of  their  assets, provided that this  shall  not apply to the transfer of securities in connection with any permissible borrowing  or to collateral arrangements in connection with permissible activities.

INVESTING IN OTHER INVESTMENT COMPANIES
The Funds may invest their assets in securities of other investment companies, including ETFs, as an efficient means of carrying out their investment policies.
It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Funds expect that their investments in other investment companies may include shares of money market funds, including funds affiliated with the Funds'
investment advisor, and ETFs.

In applying the Funds' concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b)
financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Funds'
total assets in any one industry will constitute "concentration."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later  increase or decrease in percentage resulting from any change in value or net assets  will  not  result in a violation of such restriction. Except for the Large Cap Growth Fund, none  of  the  Funds  has any present  intent  to  borrow money in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and  time deposits issued by a U.S. branch of a domestic bank or savings and loan having  capital, surplus, and undivided profits in excess of
$100,000,000 at the time of investment to be "cash items."

INVESTMENT LIMITATIONS - ALL OTHER FUNDS (EXCEPT PRIME MONEY MARKET FUND)

THE FOLLOWING INVESTMENT RESTRICTIONS MAY BE CHANGED ONLY BY A VOTE OF THE
MAJORITY OF THE OUTSTANDING SHARES OF A FUND.

      All Funds except Pennsylvania Municipal Bond Fund, Maryland Municipal Bond
      Fund, New York Municipal Bond Fund and Virginia Municipal Bond Fund will not:

1.  Purchase securities of any one issuer, other than obligations issued or
guar                       anteed by the U.S. Government (and "regulated
investment companies" as defined in the Code for each Fund except Small Cap
Stock Fund and Short Duration Government Bond Fund), its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the
Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations.  There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the
U.S. Government, its agencies or instrumentalities.

2.  Purchase any securities which would cause more than 25% of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government, its agencies or instrumentalities (and "regulated investment companies" as defined in the Code for each Fund except Small Cap Stock Fund and Short Duration
Government Bond Fund); (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; (c) with respect to all Funds except the three Managed Allocation Funds and Small Cap Stock Fund, utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry); and (d) with respect to all Funds except the three Managed Allocation
Funds, the International Equity Fund and the Short Duration Government Bond
Fund, technology companies will be divided according to their services (for example, medical devices, biotechnology, semi-conductor, software and communications will each be considered a separate industry).

The Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund, New York
Municipal Bond Fund and Virginia Municipal Bond Fund will not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in such issuer (except that up to 50% of the
Fund's total assets may be invested without regard to such 5% limitation), and
(b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer.  There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.  For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user.

2. Make investments that will  result in the concentration of its investments in the securities of issuers primarily  engaged  in the same industry. For purposes of this restriction, the term concentration has  the  meaning  set  forth in the
1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.
Government  securities  and  municipal securities, except industrial development bonds, will not be deemed to constitute an industry.

In addition, all Funds will not:

1.Borrow money or issue senior securities except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money or issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or
in                 terpretation thereunder.  (The 1940 Act currently permits
each Fund to borrow up to one-third the value of its total assets at the time of such borrowing.)

2. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into
rep                     urchase agreements.

3. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except as may be necessary to make margin payments in connection with derivative securities transactions, and except to the extent disclosed in the current prospectus or statement of
ad      ditional information of such Fund;

4. Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the
di   sposition of "restricted securities";

5. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

6. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current prospectus or statement of additional information  of
suc                                 h Fund.

THE FOLLOWING INVESTMENT RESTRICTIONS MAY BE CHANGED WITHOUT THE VOTE OF A
MAJORITY OF THE OUTSTANDING SHARES OF THE FUNDS.  EACH FUND MAY NOT:

1. Purchase or otherwise acquire any security if, as a result, more than 15%
(10% in the case of New York Tax-Free Money Market Fund, U.S. Treasury Money
Market Fund, Pennsylvania Tax-Free Money Market Fund, U.S. Government Money
Market Fund and Tax-Free Money Market Fund -- collectively, the "Money Market
Funds") of its net assets would be invested in securities that are illiquid.

2. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act, or pursuant to any exemptions therefrom.

3. Mortgage or hypothecate the Fund's assets in excess of one-third of such
Fu                       nd's total assets.

4. The Small Cap Stock Fund, the International Equity Fund and the Money Market
Fu   nds may not engage in any short sales.  Each Fund other than the Small Cap
Stock Fund, the International Equity Fund and the Managed Allocation Funds may
not engage in short sales of any securities at any time if, immediately after and as a result of the short sale, the market value of securities sold short by such Fund would exceed 25% of the value of that Fund's total assets.

In applying the concentration restriction for Pennsylvania Municipal Bond Fund,
Maryland Municipal Bond Fund, New York Municipal Bond Fund and Virginia
Municipal Bond Fund, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry. In addition, (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement.  However, should a change in net asset value (NAV) or other external events cause a Fund's investments in illiquid securities to exceed the limit set forth in this Statement of Additional Information for its investment in illiquid securities, such Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable.  In such an event, however, no Fund would be required to liquidate any portfolio securities where such Fund would suffer a loss on the sale of such securities.

The Underlying Funds in which the Managed Allocation Funds may invest have adopted certain investment restrictions which may be more or less restrictive than those listed above, thereby allowing a Managed Allocation Fund to participate in certain investment strategies indirectly that may be prohibited under the fundamental and non-fundamental investment restrictions and policies listed above. In addition, because the Managed Allocation Funds rely on Section
12(d)(1)(G) of the 1940 Act to invest in the Underlying Funds, each of the
Underlying Funds are not permitted to acquire securities of certain other investment companies in reliance upon the provisions of Sections 12(d)(1)(F) or
12(d)(1)(G) of the 1940 Act.

INVESTMENT LIMITATIONS - PRIME MONEY MARKET FUND

The following investment restrictions may be changed only by a vote of the majority of the outstanding Shares of a Fund.

The Prime Money Market Fund will not:

      1.   Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the
Fund's total assets may be invested without regard to such limitations.  There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
      2.   Purchase any securities which would cause more than 25% of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal  business  activities  in  the same industry, provided that (a) there is no limitation with respect to obligations  issued  or guaranteed  by  the  U.S.  Government,  its  agencies  or instrumentalities, and repurchase  agreements  secured  by  obligations  of  the U.S.  Government,  its agencies  or  instrumentalities;  (b)  there is no limitation  with  respect  to domestic bank certificates of deposit or  bankers'  acceptances,  and repurchase agreements secured by bank instruments; (c) wholly owned finance companies  will be  considered  to be in the industries of their parents if their activities are primarily related  to  financing  the  activities  of  their  parents;  and  (d)
utilities  will  be  divided according to their services.  For example, gas, gas transmission, electric  and gas, electric, and telephone will each be considered a separate industry.

      3.   Borrow money or  issue  senior  securities  except  that the Fund may enter into reverse repurchase agreements and may otherwise borrow money or issue senior securities as and to the extent permitted by the 1940 Act  or  any  rule, order or interpretation thereunder.  (The 1940 Act currently permits the Fund to borrow  up  to  one-third  the  value  of  its  total assets at the time of such
borrowing.)   So  long  as the Fund's borrowings, including  reverse  repurchase agreements and dollar roll  agreements,  exceed  5% of such Fund's total assets, the Fund will not acquire any portfolio securities.

      4.   Make  loans,  except  that  the  Fund  may  purchase   or  hold  debt
instruments  and  lend  portfolio  securities  in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

      5.   Underwrite  the securities issued by other  persons,  except  to  the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

      6.   Purchase or sell  real  estate  (although  investments  in marketable securities  of  companies  engaged in such activities and securities secured  by real estate or interests therein are not prohibited by this restriction); and

      7.   Purchase or sell  commodities or commodities contracts, except to the
extent  disclosed  in  the  current   prospectus   or  statement  of  additional
information of such Fund.

The  following investment restrictions may be changed  without  the  vote  of  a majority of the outstanding Shares of a Fund.

      1.   The  Prime  Money  Market  Fund  may not purchase securities of other investment companies, except (a) in connection  with  a  merger,  consolidation, acquisition or reorganization, and (b) to the extent permitted by the  1940 Act, or pursuant to any exemptions therefrom;

      2.   The  Prime  Money  Market  Fund  may  not mortgage or hypothecate the
Fund's assets in excess of one-third of such Fund's total assets.

      3.   The Prime Money Market Fund may not engage in any short sales.

      4.   The Prime Money Market Fund will limit  investments in the securities of any single issuer (other than securities issued or  guaranteed  by  the  U.S.
Government,   its   agencies  or  instrumentalities  and  repurchase  agreements collateralized by such securities) to not more than 5% of the value of its total assets at the time of  purchase,  except  for  25%  of  the value of their total assets which may be invested in First Tier Securities of  any  one  issuer for a period  of  up  to  three business days, in order to comply with Securities  and
Exchange Commission regulations relating to money market funds.

      5.   The Prime Money Market Fund may not purchase or otherwise acquire any security if, as a result,  more  than 10% of its net assets would be invested in securities that are illiquid.

      If any percentage restriction  or requirement described above is satisfied at  the time of investment, a later increase  or  decrease  in  such  percentage resulting  from  a change in asset value will not constitute a violation of such
restriction or requirement.   However,  should  a  change  in net asset value or
other  external  events  cause  a Fund's investments in illiquid  securities  to exceed the limit set forth in this  Statement  of Additional Information for its investment in illiquid securities, such Fund will  act  to  cause  the aggregate amount  of  such  securities  to  come  within  such limit as soon as reasonably practicable.  In such an event, however, no Fund  would be required to liquidate any portfolio securities where such Fund would suffer a loss on the sale of such securities.

REGULATORY COMPLIANCE
The Money Market Funds may follow non-fundamental operational  policies that are more restrictive than their fundamental investment limitations,  as set forth in the prospectus and this statement of additional information, in order  to comply
with   applicable   laws  and  regulations,  including  the  provisions  of  and
regulations under the  1940  Act.   In  particular,  the Money Market Funds will
comply with the various requirements of Rule 2a-7 (the  Rule),  which  regulates money  market mutual funds.  The Money Market Funds will determine the effective maturity of their investments according to the Rule.  The Money Market Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.

PORTFOLIO TURNOVER
The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities.  The Securities and Exchange
Commission (SEC) requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.

The portfolio turnover rate for a Fund may vary greatly from year to year, and may also be affected by cash management requirements for share redemptions. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to a Fund and may result in tax consequences to shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

For the fiscal years ended April 30, 2007 and 2006, the portfolio turnover rates for each of the following Funds were as follows:

FUND                                                          2007      2006
International Equity Fund+*.................................... 39%     136%
Small Cap Growth Fund+*........................................452%     534%
Small Cap Stock Fund+..........................................155%      59%
Mid Cap Growth Fund+........................................... 75%      79%
Mid Cap Stock Fund+*........................................... 47%      51%
Multi Cap Growth Fund+*........................................118%     124%
Large Cap Growth Fund+*........................................ 56%      64%
Large Cap Stock Fund........................................... 35%      47%
Equity Index Fund.............................................. 32%      20%
Large Cap Value Fund........................................... 18%      18%
Equity Income Fund+*........................................... 86%      90%
Balanced Fund+.................................................157%      48%
Managed Allocation Fund - Aggressive Growth*................... 22%       6%
Managed Allocation Fund - Moderate Growth* .................... 22%       9%
Managed Allocation Fund - Conservative Growth* ................ 22%      17%
Intermediate-Term Bond Fund*+..................................189%     189%
Income Fund+................................................... 79%      96%
Short-Term Corporate Bond Fund+................................ 64%      83%
Maryland Municipal Bond Fund................................... 16%      12%
Pennsylvania Municipal Bond Fund............................... 26%      12%
New York Municipal Bond Fund................................... 37%      56%
Virginia Municipal Bond Fund ..................................  9%       5%
Short Duration Government Bond Fund**+......................... 97%      71%
U.S. Government Bond Fund +.................................... 71%      95%

+ THESE FUNDS HAVE HIGHER PORTFOLIO TURNOVER RATES AND THEREFORE MAY INCUR
HIGHER BROKERAGE AND TRANSACTION EXPENSES, WHICH  MAY ADVERSELY IMPACT
PERFORMANCE. FOR THE SMALL CAP GROWTH FUND, PORTFOLIO TURNOVER IS HIGHER BECAUSE
SUCCESSFUL COMPANIES GENERALLY ARE SOLD WHEN THEY EXCEED THE CAPITALIZATION
RANGE AND OTHER COMPANIES ARE SOLD DUE TO MARKET VOLATILITY AND RAPIDLY CHANGING
EXPECTATIONS COMMON AMONG SMALLER COMPANIES.

*THE VARIATION IN EACH FUND'S PORTFOLIO TURNOVER RATE FROM 2006 TO 2007 WAS DUE
TO THE FUND'S INVESTMENT POLICIES WHICH BY NATURE ARE CONDUCIVE TO EITHER HIGHER
OR LOWER PORTFOLIO TURNOVER WHEN APPROPRIATE UNDER MARKET CONDITIONS.

**THE PORTFOLIO TURNOVER RATE FOR THE SHORT DURATION GOVERNMENT BOND FUND MAY
VARY GREATLY FROM YEAR TO YEAR AS WELL AS WITHIN A PARTICULAR YEAR, AND MAY ALSO
BE AFFECTED BY CASH REQUIREMENTS FOR REDEMPTIONS OF SHARES. HIGH PORTFOLIO
TURNOVER RATES WILL GENERALLY RESULT IN HIGHER TRANSACTION COSTS, INCLUDING
BROKERAGE COMMISSIONS, TO THE SHORT DURATION GOVERNMENT BOND FUND AND MAY RESULT
IN ADDITIONAL TAX CONSEQUENCES TO THE FUND'S SHAREHOLDERS.

DETERMINING MARKET VALUE OF SECURITIES

MONEY MARKET FUNDS
The Trustees  have  decided  that  the  best method for determining the value of
portfolio  instruments  is  amortized  cost.   Under   this   method,  portfolio
instruments are valued at the acquisition cost as adjusted for  amortization  of premium  or  accumulation  of  discount  rather  than  at  current market value.
Accordingly, neither the amount of daily income nor the NAV  is  affected by any unrealized  appreciation  or  depreciation  of  the  portfolio.  In  periods  of declining  interest  rates,  the  indicated  daily  yield  on Shares of the Fund computed by dividing the annualized daily income on the Fund's  portfolio by the
NAV computed as above may tend to be higher than a similar computation  made  by using  a  method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

A Fund's use  of  the  amortized  cost  method  of valuing portfolio instruments depends on its compliance with certain conditions in the Rule promulgated by the
SEC under the 1940 Act. Under the Rule, the Trustees  must  establish procedures reasonably designed to stabilize the NAV per share, as computed  for purposes of distribution  and  redemption,  at $1.00 per share, taking into account  current market conditions and the Fund's  investment  objective.  The procedures include monitoring the relationship between the amortized cost value  per  share and the
NAV  per  share  based upon available indications of market value. The  Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between  the  two  values.  The Trustees will take any steps they consider  appropriate (such as redemption in  kind  or  shortening  the  average portfolio maturity)  to  minimize  any material dilution or other unfair results arising from differences between the two methods of determining NAV.

INCOME, BALANCED AND EQUITY FUNDS
Market values of the Income, Balanced and Equity Funds' portfolio securities are determined as follows:

*for equity securities, according to  the last sale price in the market in which they are primarily traded (either a national  securities exchange or the over-
  the-counter market), if available;

*in the absence of recorded sales for equity securities,  according  to the mean between the last closing bid and asked prices;

*futures contracts and options are generally valued at market values established by  the  exchanges  on  which  they  are  traded at the close of trading on such
e                                 xchanges.  Options  traded  in  the  over-the-
counter  market are generally valued according to the mean between the last  bid and the last  asked  price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another  method  of  valuing  such  investments  is necessary to appraise their fair market value;

*for fixed income securities, according to the mean between bid and asked prices as  furnished  by  an  independent  pricing service, except that fixed  income securities with remaining maturities  of  less  than  60  days  at the time of purchase may be valued at amortized cost; and

*for  all  other  securities  at  fair  value  as determined in accordance  with procedures established by and under the general supervision of the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES
Trading in foreign securities may be completed at  times  which  vary  from  the closing  of  the  New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities  at  the latest closing price on the exchange on which they are traded immediately prior  to  the  closing of the NYSE. Certain foreign currency exchange rates may also be determined  at  the latest rate prior to the closing  of  the  NYSE.  Foreign  securities  quoted in foreign  currencies  are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m.
Eastern  time,  on  the  day the value of the foreign  security  is  determined.
Occasionally, events that  affect  these  values  and  exchange  rates may occur between the times at which they are determined and the closing of  the  NYSE. If
such   events  materially  affect  the  value  of  portfolio  securities,  these securities  may be valued at their fair value as determined in good faith by the
Funds' Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

Each Equity,  Balanced,  Managed  Allocation  and  Income  Fund's  NAV per Share
fluctuates  and is based on the market value of all securities and other  assets of the Fund.

The NAV for each  class  of  Shares  may differ due to the variance in daily net income  realized by each class. Such variance  will  reflect  only  accrued  net income to which the shareholders of a particular class are entitled.

HOW ARE THE FUNDS SOLD?

Under the  Distributor's  Contract  with  the  Fund,  the  Distributor (Edgewood
Services, Inc.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain  Share  sales.  The
Distributor  generally  pays  up  to 90% (and as much as 100%) of this charge to investment professionals for sales  and/or administrative services. Any payments to investment professionals in excess  of  90% of the front-end sales charge are considered supplemental payments. The Distributor  retains  any portion not paid to an investment professional, and makes this available for marketing and sales-
related  activities  and  expenses,  including  those  of  the Advisor  and  its affiliates.

ADVANCE COMMISSIONS
When an investment professional's customer purchases Shares, the investment professional may receive an advance commission as follows:

CLASS A SHARES (FOR PURCHASES OVER $1 MILLION)

STOCK, BALANCED AND MANAGED ALLOCATION FUNDS (EXCLUDING EQUITY INCOME, EQUITY
INDEX FUND LARGE CAP VALUE FUND AND SMALL CAP STOCK FUND)
                                    ADVANCE COMMISSION
                                    AS A PERCENTAGE OF
 PURCHASE AMOUNT                    PUBLIC OFFERING PRICE
 $1 million - $2,999,999.99         1.00%
 $3 million up to $4,999,999.99     0.50%
 Over $5 million                    0.25%

BOND FUNDS

                                    ADVANCE COMMISSION
                                    AS A PERCENTAGE OF
 PURCHASE AMOUNT                    PUBLIC OFFERING PRICE
 $1 million - $2,999,999.99         0.75%
 $3 million up to $4,999,999.99     0.50%
 Over $5 million                    0.25%

Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.


RULE 12B-1 PLANS (CLASS A SHARES, CLASS A2 SHARES, CLASS B SHARES, CLASS C
SHARES, CLASS S SHARES, CORPORATE SHARES AND INSTITUTIONAL II SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay a financial intermediary (including the Distributor, the Advisor and their affiliates) for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell
Shares, and to provide distribution related and/or recordkeeping and administrative services for Fund shareholders.  The Plan is also designed to cover other costs incurred in implementing and operating the Plan.  In the case of the Rule 12b-1 Plan for Class B and Class C Shares, it is also designed to pay third parties for financing advanced commissions to brokers. In accordance with the Distribution Plan, the Distributor or the Funds may enter into agreements with financial intermediaries, such as brokers and dealers, relating to distribution and/or marketing services with respect to the Class A, (except for Money Market Fund, Treasury Money Market Fund and New York Tax-Free Money
Market Fund, whose Class A Shares do not have a Rule 12b-1 Plan) Class A2, Class
B, Class C, Class S, Corporate and Institutional II Shares of the Funds.  The
Distributor or the Funds may also enter into Rule 12b-1 related agreements with administrators (including financial intermediaries, fiduciaries, custodians for public funds, and investment advisers) to provide distribution related and other services with respect to the Class A, Class A2, Class B, Class C, Class S,
Corporate and Institutional II Shares.  The Rule 12b-1 Plan is expected to benefit a Fund in a number of ways. For example, it is anticipated that the Plan will help a Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

In addition, the Plan is integral to the multiple class structure of the Funds, which promotes the sale of Shares by providing a range of options to investors.
The Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

A Fund may compensate a financial intermediary more or less than its actual marketing and administrative expenses. In no event will a Fund pay for any expenses of a financial intermediary that exceed the maximum Rule 12b-1 Plan fee of 0.25% of the Funds' average daily net assets for Class A, Class A2 Shares,
Class S Shares, Corporate Shares and Institutional II Shares, and 0.75% of the
Fund's average daily net assets of Class B and Class C Shares.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the financial intermediary has incurred. Therefore, it may take the financial intermediary a number of years to recoup these expenses.

The Distributor, the Advisor and their affiliates may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B and Class C Shares may be paid to third parties who have provided the funds to make advance commission payments to financial intermediaries.

CLASS C SHARES

In most cases, investment professionals that sell Class C Shares are entitled to receive a 0.75% 12b-1 fee on assets in the 13th month after the sale.

SHAREHOLDER  SERVICES PLANS (CLASS A SHARES, CLASS A2 SHARES,  CLASS  B  SHARES,
CLASS C SHARES, CLASS S SHARES, CORPORATE SHARES, AND INSTITUTIONAL I SHARES)
The Funds may  pay  financial  intermediaries,  including  the  Distributor, the
Advisor and their affiliates for providing shareholder services and  maintaining shareholder  accounts.  The financial intermediary may select others to  perform these services for their customers and may pay them fees.

CLASS B SHARES

In most cases, investment professionals that sell Class B Shares are entitled to receive a 0.25% shareholder  services  fee on assets in the 13th month after the sale.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
In addition to the Rule 12b-1 and/or shareholder services fees that a Fund pays to financial intermediaries, the Distributor, its affiliate Federated Services
Company, and the Advisor and its affiliates may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries.  While NASD regulations limit the sales charges that you may bear as a Fund shareholder, there are no limits with regard to the amounts that the Distributor, the Advisor and their affiliates may pay out of their own resources.  You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor and their affiliates for any service the financial intermediary provides.

The following examples illustrate the types of instances in which the
Distributor, the Advisor and their affiliates may make additional payments to financial intermediary.

SUPPLEMENTAL PAYMENTS
Financial intermediaries may be paid fees  out of the assets of the Distributor, its affiliate Federated Services Company, and  the  Advisor  and  its affiliates
(but not out of Fund assets).

Financial intermediaries may receive fees for providing distribution-related, recordkeeping or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-
related computer software programs and systems. Also, financial intermediaries may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about a Fund or other special events at recreational-type facilities, or items of material value.
These payments will be based upon the amount of Shares the financial intermediary sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial intermediary.

PROCESSING SUPPORT PAYMENTS
The Distributor, the Advisor and their affiliates may make payments to financial intermediaries that sell Fund Shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that they may make under this category include: payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediaries' mutual fund trading system.

RETIREMENT PLAN PROGRAM SERVICING PAYMENTS
The Distributor, the Advisor and their affiliates may make payments to certain financial intermediaries who sell Fund Shares through retirement plan programs.
A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.

OTHER BENEFITS TO FINANCIAL INTERMEDIARIES
From time to time, the Distributor, the Advisor and their affiliates, at their expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares.  Such compensation may include financial assistance to financial intermediaries that enable the Distributor, the Advisor and their affiliates to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor, the Advisor and their affiliates also may hold or  sponsor,  at
their   expense,  sales  events,  conferences  and  programs  for  employees  or associated  persons  of  financial  intermediaries  and  may  pay the travel and
lodging  expenses  of  attendees.   The  Distributor,  the  Advisor  and   their
affiliates  also  may  provide,  at  their  expense,  meals and entertainment in conjunction with meetings with financial intermediaries.  Other compensation may be offered to the extent not prohibited by applicable laws,  regulations  or the rules of any self-regulatory agency, such as the NASD.

UNDERWRITING COMMISSIONS

The following chart reflects the total front-end sales charges paid in connection with the sale of Class A Shares of the Funds and the amount retained by the Distributor for the last three fiscal years ended April 30, 2007, April
30, 2006 and April 30, 2005:

                                                      2007                          2006                          2005

                                            TOTAL SALES      AMOUNT       TOTAL SALES      AMOUNT       TOTAL SALES      AMOUNT
                                            CHARGES          RETAINED     CHARGES          RETAINED     CHARGES          RETAINED
MTB Balanced Fund                                   $228          $22          $15,351       $1,572          $56,184       $6,065
Class A
MTB Equity Income Fund                            $6,295         $636           $4,995         $465          $14,402       $1,511
Class A
MTB Equity Index Fund                             $5,054         $508           $1,954         $182           $8,927         $991
Class A
MTB International Equity Fund                    $12,596       $1,387          $11,482       $1,202          $10,459       $1,041
Class A
MTB Income Fund                                   $2,965         $347           $5,676         $709           $5,160         $551
Class A
MTB Intermediate-Term Bond Fund                     $595          $63             $629          $70           $5,421         $716
Class A
MTB Large Cap Growth Fund                         $2,768         $267           $5,983         $627          $64,079       $3,625
Class A
MTB Large Cap Stock Fund                         $10,412       $1,058          $17,460       $1,807          $30,553       $3,189
Class A
MTB Large Cap Value Fund                         $14,445       $1,513          $14,796       $1,545           $5,929         $648
Class A
MTB Managed Allocation Fund- Aggressive          $42,961       $4,489          $77,360       $1,748         $133,120          $95
Growth
Class A
MTB Managed Allocation Conservative               $6,358         $834           $5,378         $143          $39,652          $38
Growth
Class A
MTB Managed Allocation Fund- Moderate            $62,402       $6,995          $87,737       $2,638         $290,368         $352
Growth
Class A
MTB Multi Cap Growth Fund                         $9,036         $908           $8,152         $914          $21,665       $2,289
Class A
MTB Mid Cap Stock Fund                           $19,124       $2,036          $29,497       $3,103          $26,161       $2,506
Class A
MTB Mid Cap Growth Fund                           $6,413         $632          $10,648       $1,162          $17,628       $1,825
Class A
MTB Maryland Municipal Bond Fund                 $13,163         $798          $33,806       $1,484          $55,419       $5,775
Class A
MTB NY Municipal Bond Fund                       $65,456       $7,038         $140,353       $5,285         $113,946      $12,399
Class A
MTB Pennsylvania Municipal Bond Fund              $3,308         $385           $4,103         $498          $24,410       $2,990
Class A
MTB Small Cap Growth Fund                        $28,533       $3,138          $29,917       $3,001          $45,297       $4,607
Class A
MTB Small Cap Stock Fund                          $3,933         $401          $21,721       $2,356          $12,691       $1,281
Class A
MTB Short-Term Corporate Bond Fund                  $119          $19               $0           $0           $1,084         $232
Class A
MTB Short Duration Govt Bond Fund                   $958         $202           $1,151          $89          $10,058       $2,040
Class A
MTB U.S. Government Bond Fund                     $5,425         $620          $14,176       $1,820          $19,698       $2,389
Class A
MTB Virginia Municipal Bond Fund                    $179          $19               $0           $0               $0           $0
Class A


EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange  for securities  you  own. The Funds reserve the right to determine whether to accept your securities and  the  minimum  market  value to accept. The Funds will value your securities in the same manner as it values  its  assets.  This  exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain   investment   professionals  may  wish  to  use  the  transfer  agent's
subaccounting system to  minimize their internal recordkeeping requirements. The transfer agent may charge  a  fee  based  on the level of subaccounting services rendered.  Investment  professionals holding  Shares  in  a  fiduciary,  agency, custodial, or similar capacity  may charge or pass through subaccounting fees as part of or in addition to normal  trust  or  agency  account fees. They may also charge fees for other services that may be related to  the  ownership of Shares.
This information should, therefore, be read together with any  agreement between the  customer and the investment professional about the services  provided,  the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although  each  Fund  intends  to pay Share redemptions in cash, it reserves the right, as described below, to pay  the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Funds have elected to be  governed by Rule 18f-1 under the 1940 Act, each Fund is obligated to pay Share redemptions  to  any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets  represented  by  such
Share class during any 90-day period.

Any  Share  redemption  payment  greater  than  this amount will also be in cash unless the Funds' Board determines that payment should  be  in  kind.  In such a case,  the Fund will pay all or a portion of the remainder of the redemption  in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio  securities  will  be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid  as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than  the  redemption  value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each  Share  of a Fund gives the shareholder one vote in Trustee  elections  and other matters submitted to shareholders for vote.

All Shares of  the  Trust  have  equal  voting  rights,  except  that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special  meeting. A special  meeting  of  shareholders  will be called by the Board upon the written request of shareholders who own at least  10%  of the Trust's outstanding shares of all series entitled to vote.


As of August 1, 2007, the following shareholders  owned of record, beneficially, or both, 5% or more of the outstanding shares:

Balanced Fund (Institutional I Shares )- MG Trust Company,  Denver, CO, (76.60%)
and SEI Private Trust Co., Oaks, PA (13.33%).

Equity Income Fund (Class B Shares)- Pershing LLC, Jersey City, NJ (41.16%).

Equity  Income Fund (Institutional I Shares)- SEI Private Trust  Co.,  Oaks,  PA
(98.86%).

Equity Index Fund (Class A Shares)- Pershing LLC, Jersey City, NJ (10.29%).

Equity Index  Fund  (Class B Shares)- Pershing LLC, Jersey City, NJ (10.36%) and
State Street Bank and Trust, Lansford, PA (7.12%)

Equity Index Fund (Institutional  I  Shares)-  SEI  Private  Trust Co., Oaks, PA
(91.05%).

Income Fund (Class A Shares)- Subramonian Shankar, Norcross, GA (8.81%).

Income Fund (Class B Shares)- SEI Private Trust Co., Oaks, PA (92.97%).

Intermediate-Term Bond Fund (Class A Shares)- Kristen R. Ward, Hollidaysburg, PA
(12.13%);  Frances  Z.  Kummer,  Washington, DC (5.40%) and Irene  M.  Woodcock,
Brocton, NY (5.11%).

Intermediate-Term Bond Fund (Class  B  Shares)- Marion Vieten TOD, Weatherly, PA
(48.94%); State Street Bank and Trust, Lansford, PA (20.06%) and Hastings Gorski
American Legion, Williamstown, NY (7.33%)..

Intermediate-Term Bond Fund (Institutional I Shares)-SEI Private Trust, Oaks, PA
(85.82%) and T. Rowe Price Retirement Plan  Services,  Inc.,  Owings  Mills,  MD
(6.70%).

International  Equity  Fund  (Class A Shares)- Subramonian Shankar, Norcross, GA
(6.70%).

International Equity Fund (Class  B  Shares)-  Pershing  LLC,  Jersey  City,  NJ
(9.53%).

International Equity Fund (Institutional I Shares)- SEI Private Trust Co., Oaks,
PA (72.1%); PFPC, Inc., King of Prussia, PA (10.51%) and MTB Managed Allocation-
Moderate Growth, State College, PA (5.70%).

Large Cap Growth Fund (Class A Shares)- Pershing LLC, Jersey City, NJ (5.44%).

Large  Cap Growth Fund (Institutional I Shares)- SEI Private Trust Co., Oaks, PA
(28.83%);  T.  Rowe  Price  Retirement  Plan  Services,  Inc.,  Owings Mills, MD
(23.32%);  MTB Managed Allocation- Moderate Growth, State College,  PA  (11.64%)
and MTB Managed Allocation-Aggressive Growth, State College, PA (11.32%).

Large Cap Stock  Fund  (Institutional I Shares)- SEI Private Trust Co., Oaks, PA
(67.51%); PFPC, Inc., King  of  Prussia, PA (10.82%) and MTB Managed Allocation-
Moderate Growth, State College, PA (7.20%).

Large Cap Value Fund (Class A Shares)- PFPC, Inc. King of Prussia, PA (81.29%).

Large Cap Value Fund (Institutional  I  Shares)-  MG  Trust Company Custody FBO,
Denver, CO (35.66%).

Managed Allocation Fund- Conservative Growth- (Class A Shares)- MG Trust Company
Customer FBO, Denver, CO (9.68%).

Maryland Municipal Bond Fund (Class B Shares)- Pershing  LLC,  Jersey  City,  NJ
(27.77%).

  Maryland  Municipal Bond Fund (Institutional I Shares)- SEI Private Trust Co.,
Oaks, PA (91.81%).

Mid Cap Growth  Fund  (Class  A  Shares)-  Nationwide  Trust  Co.,  Columbus, OH
(13.49%).

Mid Cap Growth Fund (Class B Shares)- Pershing LLC, Jersey City, NJ (16.99%) and
NFS LLC, Allentown, PA (5.24%).

Mid  Cap Growth Fund (Institutional I Shares)- SEI Private Trust Co.,  Oaks,  PA
(88.59%).

Mid Cap Stock Fund (Class A Shares)- PFPC, Inc. King of Prussia, PA (24.35%).

Mid Cap  Stock  Fund  (Institutional  I  Shares)- T. Rowe Price Retirement Plan,
Owings Mills MD (73.19%) and SEI Private Trust Co., Oaks, PA (23.20%).

Money Market Fund (Class A Shares)- Pershing LLC, Jersey City, NJ (34.79%).

Money Market Fund (Class B Shares)-State Street Bank and Trust, Phillipsburg, PA
(26.72%);  Pershing  LLC,  Jersey  City, NJ (24.41%)  and  Dwight  T.  Bessette,
Hamilton, NJ (16.46%).

Money Market Fund (Class A2 Share)- Pershing LLC, Jersey City, NJ (83.89%)

Money Market Fund  (Institutional I Shares)-  Manufacturers  &  Traders Tice
& Co., Buffalo, NY (95.78%).

Money Market Fund  (Institutional II Shares)-  Manufacturers  & Traders Tice
& Co., Buffalo, NY (99.99%)

Multi- Cap Growth Fund (Institutional I Shares)-  MG Trust Company Customer FBO,
Denver, CO (44.23%) and SEI Private Trust Co., Oaks, PA (43.24%)..

New York Municipal Bond Fund (Class A Shares)- PFPC,  Inc.,  King of Prussia, PA
(37.01%).

New  York Municipal Bond Fund (Institutional I Shares)- SEI Private  Trust  Co.,
Oaks, PA (99.11%)

New York  Municipal  Bond  Fund (Class B Shares)- Pershing LLC, Jersey City, NJ,
(11.60%);  Alma  Harris  Gary,   Brooklyn,   NY  (7.45%)  and  Eugene  Bernacki,
Williamsville, NY (6.08%).

New York Tax-Free Money Market Fund (Class A Shares)- Pershing LLC, Jersey City,
NJ (50.74%); Frank J. McGuire, Buffalo, NY (7.21%)  and  Tower  Products,  Inc.,
Saugerties, NY (5.33%).

New York  Tax-Free  Money Market Fund  (Institutional  I Shares)-  Manufacturers
& Traders Trust Co., Buffalo,  NY (93.40%) and Pershing LLC, Jersey City, NJ
(6.59%)

Pennsylvania Municipal Bond Fund (Class A Shares)- Pershing LLC, Jersey City, NJ
(11.66%).

Pennsylvania Municipal Bond Fund (Class B Shares)- Pershing LLC, Jersey City, NJ
(13.78%);  Merrill  Lynch Pierce  Fenner &  Smith,  Inc.,  Jacksonville,  FL
(12.96%);  Daniel B.  Jenakovich,  Middletown,  PA (6.08%);  Betty Lou Sampsell,
Milton, PA (5.60%);  Marion Vieten,  Weatherly,  PA (5.55%) and Sarah J. Umlauf,
Ashland, PA (5.12)% .

Pennsylvania Municipal Bond Fund (Institutional  I   Shares)-  SEI Private Trust
Co., Oaks, PA (87.01%) and PFPC, Inc., King of Prussia, PA (7.94%).

Pennsylvania Tax-Free Money Market Fund (Class A Shares)- Pershing  LLC,  Jersey
City, NJ (93.82%).

Pennsylvania  Tax-Free Money Market Fund (Institutional I Shares)- Manufacturers
& Traders Tice & Co., Buffalo, NY (99.99%).

Pennsylvania Tax-Free Money Market Fund (Institutional II Shares)- Manufacturers
& Traders Tice & Co., Buffalo, NY (98.65%).

Prime Money Market Fund  (Institutional I Shares)-  Manufacturers  & Traders
Tice & Co.,  Buffalo,  NY (57.16%);  T. Rowe Price Retirement  Plan,  Owings
Mills, MD (17.19%) and M&T Securities, Cheektowaga, NY (6.29%).

Short Duration Government Bond Fund (Class A Shares)- Pershing LLC, Jersey City,
NJ (16.82%) and Bernadine A. Gollon, N. Syracuse, NY (7.65%).

Short Duration Government Bond Fund (Class B Shares)- Pershing LLC, Jersey City,
NJ (49.55%) and Marion Vieten, Weatherly, PA (48.63%).

Short Duration Government Bond Fund (Institutional I Shares)-  SEI Private Trust
Co., Oaks, PA (53.66%) and PFPC, Inc., King of Prussia, PA (38.84%).

Short-Term  Corporate  Bond Fund (Class A Shares)- State Street Bank  and  Trust
Company, Red Hook, NY (40.38%);  Pershing LLC, Jersey City, NJ (12.00%); Mark S.
Reynolds, Rochester, NY (11.01%) and J. Richard Cooper, York, PA (6.34%).

Short-Term  Corporate Bond Fund (Class B Shares)- State Street Bank & Trust,
Danville, PA (47.83%);  Pershing LLC, Jersey City, NJ (28.34%) and Emma F. Hale,
Rochester, NY (10.99%).

Short-Term Corporate Bond Fund (Institutional I Shares)- SEI Private Trust  Co.,
Oaks,  PA  (77.28%);  MTB  Managed  Allocation-  Moderate Growth (7.91%) and MTB
Managed Allocation-Moderate Growth Fund II (7.76%).

Small Cap Growth Fund (Class C Shares)-  Citigroup  Global  Markets,  Inc.,  New
York,  NY  (26.23%)  and  Merrill  Lynch  Pierce  Fenner  &   Smith,   Inc.,
Jacksonville, FL (12.34%).

Small Cap Growth Fund  (Institutional I Shares)- The Bank of New York, New York,
NY (42.11%); SEI Private  Trust  Co.,  Oaks,  PA  (30.09%)  and  T.  Rowe  Price
Retirement Plan Services, Inc., Owings Mills, MD (18.37%).

Small  Cap  Stock  Fund  (Class  A  Shares)-  Wachovia  Bank  FBO, Charlotte, NC
(19.61%).

Small Cap Stock Fund (Institutional I Shares)- SEI Private Trust  Co.,  Oaks, PA
(72.60%) and PFPC, Inc., King of Prussia, PA (19.47%)

Tax-Free  Money  Market  Fund  (Class  A  Shares)-Pershing  LLC, Jersey City, NJ
(98.91%).

Tax-Free Money Market Fund (Institutional I Shares)- Manufacturers & Traders
Tice & Co., Buffalo, NY (100.00%).

Tax-Free  Money  Market  Fund  (Institutional  II Shares)-  Manufacturers  &
Traders Tice & Co., Buffalo, NY (100.00%) .

U.S. Government Bond Fund (Class A Shares)- PFPC,  Inc.,  King  of  Prussia,  PA
(86.10%).

U.S.  Government  Bond  Fund  (Class  B  Shares)-  Irma K. Lauffner, Buffalo, NY
(38.45%); Diane R. Masloski, Ossingsing, NY (26.98%)  and  Doris  M  Frasher, N.
Towanda, NY (15.03%).

U.S. Government Bond Fund (Institutional I Shares)- SEI Private Trust Co., Oaks,
PA  (70.89%) and T. Rowe Price Retirement Plan Services, Inc., Owings Mills,  MD
(18.26%).

U.S.  Government Money Market Fund (Class A Shares)-  Pershing LLC, Jersey City,
NJ  (83.99%)  and  Manufacturers  &  Traders  Tice &  Co.,  Buffalo,  NY
(11.65%).

U.S. Government Money Market Fund (Institutional I Shares)-  Manufacturers &
Traders Tice & Co., Buffalo, NY (100.00%).

U.S. Government Money Market Fund (Institutional II Shares)- Manufacturers &
Traders Tice & Co., Buffalo, NY (99.46%)..

U.S.  Treasury Money Market Fund (Class A Shares)- Pershing LLC, Jersey City, NJ
(31.54%);  Manufacturers  & Traders Tice & Co., Buffalo, NY (23.34%) and
Altoona Hospital, Altoona, PA (6.78%).

U.S. Treasury Money Market Fund (Class S Shares)- Ackman- Ziff Real Estate Group
LLC, New York, NY (30.38%); Investment  Partners,  LP,  Wyomissing, PA (15.24%);
Medical Services Group Government Board, Syracuse, NY (10.19%)  and  M.  Spiegel
and Sons Oil Corp., tuxedo Park, NY (6.08%).

U.S. Treasury Money Market Fund  (Institutional I Shares)-  Manufacturers  &
Traders Tice & Co., Buffalo, NY (9%).

U.S. Treasury Money Market Fund  (Institutional II Shares)-  Manufacturers &
Traders Tice & Co., Buffalo, NY (100.00%)..

Virginia  Municipal Bond Fund (Class A Shares)-  Charles Schwab & Co., Inc.,
San Francisco, CA (11.54%).

Shareholders owning 25% or more of outstanding  shares  may be in control and be able  to  affect  the  outcome  of  certain  matters  presented for  a  vote  of shareholders.

Manufacturers  &  Traders  Tice &  Co., is organized in the state of New
York and is a subsidiary of M&T Bank, organized in the state of New York.

PFPC, Inc., is organized in the state of Delaware and is  a  subsidiary  of  PNC
Financial Services Group, Inc., organized in the state of Pennsylvania

SEI  Private  Trust  co.,  is  organized  in  the  state  Pennsylvania  and is a subsidiary of SEI Investments Company, organized in the state of Pennsylvania.

Pershing  LLC,  is  organized in the state of New Jersey and is a subsidiary  of
Bank of New York, organized in the state of New York.

T. Rowe Price Retirement  Plan  Services,  Inc.,  is  organized  in the state of
Maryland and is a subsidiary of T. Rowe Price Associates, Inc., organized in the state of Maryland.

MG  Trust  Company  LLC  is organized in the state of Colorado and is  a  single entity without a corporate parent.

Ackman-Ziff Real Estate Group LLC is organized in the state of New York and is a single entity without a corporate parent.

Citigroup Global Markets,  Inc.,  is organized in the state of New York and is a subsidiary of Citigroup, Inc., organized in the State of New York.

State Street Bank & Trust is organized in the state of Massachusetts  and is
a  subsidiary   of  State  Street   Corporation,   organized  in  the  state  of
Massachusetts.


TAX INFORMATION

FEDERAL INCOME TAX
Each Fund intends to meet requirements of Subchapter  M  of the Internal Revenue
Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be  subject  to  federal corporate income tax.

Each  Fund  will be treated as a single, separate entity for federal income  tax purposes so that  income  earned  and  capital  gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS
If a Fund purchases foreign securities, their investment  income  may be subject to  foreign  withholding  or other taxes that could reduce the return  on  these securities.  Tax treaties between  the  United  States  and  foreign  countries, however, may reduce  or  eliminate the amount of foreign taxes to which the Fund would be subject. The effective  rate  of  foreign tax cannot be predicted since the amount of Fund assets to be invested within  various countries is uncertain.
However,  the Funds intend to operate so as to qualify  for  treaty-reduced  tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year.
Book income  generally  consists  solely  of  the coupon income generated by the portfolio, whereas tax-basis income includes gains  or  losses  attributable  to currency fluctuation. Due to differences in the book and tax treatment of fixed-
income  securities denominated in foreign currencies, it is difficult to project currency  effects  on  an  interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated,  a  portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If  a  Fund  invests  in the stock of certain  foreign  corporations,  they  may constitute Passive Foreign  Investment  Companies  (PFIC),  and  the Fund may be
subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of a Fund's assets at the end of the  tax  year is represented  by  stock  or  securities  of  foreign  corporations, the Fund will qualify  for  certain  Code provisions that allow its shareholders  to  claim  a foreign tax credit or deduction  on  their U.S. income tax returns. The Code may limit a shareholder's ability to claim  a  foreign  tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes  rather  than take the foreign tax credit must itemize deductions on their income tax returns.

TAX-FREE  PORTFOLIOS:  TAX-FREE  MONEY MARKET FUND, PENNSYLVANIA TAX FREE  MONEY
MARKET FUND, NEW YORK TAX-FREE MONEY MARKET FUND,  MARYLAND MUNICIPAL BOND FUND,
NEW YORK MUNICIPAL BOND FUND, PENNSYLVANIA  MUNICIPAL  BOND  FUND  AND  VIRGINIA
MUNICIPAL BOND FUND

If  a  Tax-Free  Portfolio  satisfies the requirement that, at the close of each quarter of its taxable year,  at  least  50%  of  the  value of its total assets consists  of securities the interest on which is excludable  from  gross  income under section  103(a) of the Code, it may pay "exempt-interest dividends" to its shareholders; each  Tax-Free  Portfolio  intends  to  continue  to  satisfy this requirement.  Those dividends constitute the portion of its aggregate  dividends
(excluding  capital  gain  distributions)  equal to the excess of its excludable
interest  over  certain  amounts  disallowed  as   deductions.   Exempt-interest
dividends are excludable from a shareholder's gross  income  for  Federal income tax  purposes,  although the amount of those dividends must be reported  on  the
recipient's Federal  income  tax  return.   Shareholders' treatment of dividends
from a Tax-Free Portfolio under state and local  income tax laws may differ from the  treatment  thereof  under  the Code.  Investors should  consult  their  tax advisors concerning this matter.

Interest on indebtedness incurred  or  continued by a shareholder to purchase or carry shares of a Tax-Free Portfolio is  not  deductible  for federal income tax
purposes.   Under  IRS rules for determining when borrowed funds  are  used  for purchasing or carrying  particular  assets,  Tax-Free  Portfolio  shares  may be considered  to  have  been  purchased or carried with borrowed funds even though those funds are not directly linked to the shares.

Entities  or  persons  who  are  "substantial  users"  (or  persons  related  to
"substantial users") of facilities  financed  by  private  activity  obligations
("PABs")  should consult their tax advisors before purchasing shares of  a  Tax-
Free Portfolio  because,  for users of certain of these facilities, the interest
on those bonds is not exempt  from  federal  income  tax.   For  these purposes,
"substantial  user"  is  defined to include a "non-exempt person" who  regularly uses in a trade or business  a  part of a facility financed from the proceeds of
PABs.   Interest  on  certain PABs (which  the  Tax-Free  Portfolios  expect  to purchase) is treated as  a  Tax  Preference  Item,  although  it  remains  fully tax-exempt  for regular Federal income tax purposes; a portion (not expected  to exceed 20%) of  each  Tax-Free  Portfolio's  exempt-interest  dividends thus may constitute  a  Tax  Preference Item.  Interest on all tax-exempt obligations  is included in "adjusted current earnings" of corporations for purposes of the AMT.

If shares of a Tax-Free  Portfolio  are  sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and any  loss not disallowed will be treated as long-term, instead of short-term, capital loss  to  the extent of any capital gain distributions received thereon.

If  a Tax-Free Portfolio invests in instruments that generate  taxable  interest income,  under  the  circumstances  described  in  the  prospectuses  and in the discussion of municipal market discount bonds below, the portion of any dividend of that Portfolio attributable to the interest earned thereon will be taxable to its  shareholders  as ordinary income to the extent of its earnings and profits, and only the remaining portion will qualify as an exempt-interest dividend.  The exempt-interest dividend  portion  is  determined  by  the  ratio of (1) the net tax-exempt income a Portfolio realizes for the entire year to  (2) the aggregate amount of distributions for the year and thus is an annual average,  rather than a day-to-day determination.  Moreover, if a Tax-Free Portfolio realizes  capital gain  as a result of market transactions, any distributions of the gain will  be taxable to its shareholders.

A Tax-Free Portfolio may invest in municipal bonds that are purchased, generally not on their original issue, with market discount (that is, at a price less than the principal  amount of the bond or, in the case of a bond that was issued with original issue discount,  a  price  less than the amount of the issue price plus
accrued original issue discount) ("municipal  market  discount  bonds").   If  a
bond's  market  discount is less that the product of (1) 0.25% of the redemption price at maturity  times  (2) the number of complete years to maturity after the
Tax-Free Portfolio acquired  the  bond, then no market discount is considered to exist.  Gain on the disposition of a municipal market discount bond purchased by a Tax-Free Portfolio after April 30,  1993  (other  than  a  bond  with  a fixed maturity  date  within  one  year  from  its  issuance), generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's
accrued market discount at the time of disposition.   Market  discount on such a
bond generally is accrued ratably, on a daily basis, over the period between the dates of acquisition and maturity.  In lieu of treating the disposition  gain as above,  a  Tax-Free  Portfolio may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such  as  a  Tax-Free  Portfolio)  plus 50% of their benefits exceeds certain base amounts.  Exempt-interest dividends from Tax-Free Portfolio still  would be tax-exempt to the extent described above;  they  would  only  be included  in  the  calculation  of  whether  a  recipient's  income exceeded the established amounts.  Receipt of tax-exempt income may result  in collateral tax consequences  to  certain  other  taxpayers,  including  financial institutions, property  and casualty insurance companies, certain foreign  corporations  doing business in the United States, certain S corporations with excess passive income and individuals  otherwise  eligible  for the earned income credit.  Prospective purchasers of Portfolio shares should consult  their  own tax advisors as to the applicability of any such collateral consequences.

Shares of a Tax-Free Portfolio would not be suitable for tax-exempt institutions and for tax-exempt retirement plans qualified under section  401  of  the  Code,
H.R.  10  plans and individual retirement accounts since such plans and accounts are generally  tax-exempt  and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt.

NEW YORK TAXES
Under existing New York laws,  shareholders  of the New York Municipal Bond Fund and New York Tax-Free Money Market Fund will not be subject to New York State or
New  York  City  personal income taxes on dividends  to  the  extent  that  such dividends qualify as "exempt interest dividends" under the Internal Revenue Code of 1986 and represent  interest  income attributable to obligations of the State
of  New  York  and  its  political  subdivisions,   as  well  as  certain  other
obligations, the interest on which is exempt from New  York  State  and New York
City  personal  income taxes, such as, for example, certain obligations  of  the
Commonwealth of Puerto  Rico.  To the extent that distributions are derived from other income, such distributions  will  be subject to New York State or New York
City personal income tax.

The New York Municipal Bond Fund and New  York Tax-Free Money Market Fund cannot predict in advance the exact portion of their dividends that will be exempt from
New York State and New York City personal income  taxes. However, the Funds will report to shareholders at least annually what percentage  of  the dividends they actually paid is exempt from such taxes.

Dividends paid by the New York Municipal Bond Fund and New York  Tax-Free  Money
Market Fund are exempt from the New York City unincorporated business tax to the same extent that they are exempt from the New York City personal income tax.

Dividends  paid  by the Fund are not excluded from net income in determining New
York State or New  York  City  franchise  taxes  on  corporations  or  financial institutions.

Income from the New York Municipal Bond Fund and New York Tax-Free Money  Market
Fund  is  not  necessarily  free  from  taxes  in  states  other  than New York.
Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

Dividends  paid by the New York Municipal Bond Fund and New York Tax-Free  Money
Market Fund  that  are attributable to the net interest earned on some temporary and any realized net short-term capital gains are taxed as ordinary income.

PENNSYLVANIA TAXES
The Pennsylvania Municipal Bond Fund and Pennsylvania Tax-Free Money Market Fund
intend to invest all, or substantially all, of its assets in debt obligations the interest on which is exempt for federal income tax purposes.  In order for the Funds to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Funds' assets at the close of each quarter of the Funds'
taxable year must consist of exempt-interest obligations.

MARYLAND TAXES
To the extent that dividends  paid by the Maryland Municipal Bond Fund qualifies as exempt-interest dividends of  a  regulated investment company, the portion of the exempt-interest dividends that represents  interest received by the Fund (a)
on obligations of Maryland or its political subdivisions and authorities, (b) on obligations  of the United States, or (c) obligations  of  certain  authorities, commissions, instrumentalities, possessions or territories of the United States, will be exempt  from  Maryland  state  and  local income taxes when allocated or distributed to a shareholder of the Fund. In  addition,  gains  realized  by the
Fund  from  the  sale  or  exchange  of a bond issued by Maryland or a political subdivision of Maryland, will not be subject  to Maryland state and local income taxes.

To the extent that distributions of the Fund are  attributable  to sources other than those described in the preceding paragraph, such as, for example,  interest received  by  the  Fund  on obligations issued by states other than Maryland  or capital gains realized on obligations issued by U.S. territories and possessions and from states other than Maryland, and income earned on repurchase agreements, such distributions will be  subject  to  Maryland  state and local income taxes.
Income earned on certain private activity bonds (other  than  obligations of the
State  of  Maryland or a political subdivision or authority thereof)  which  the
Fund might hold  will  constitute  a  Maryland  tax  preference  for  individual shareholders.  In  addition,  capital  gains  realized  by a shareholder upon  a redemption or exchange of portfolio shares will be subject to Maryland state and local income taxes.

VIRGINIA TAXES
Under existing Virginia laws, distributions made by the Virginia Municipal Bond
Fund will not be subject to Virginia income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue
Code, and represent: (i) interest or gain from obligations issued by or on behalf of the Commonwealth of Virginia or any political subdivision thereof; or
(ii) interest or gain from obligations issued by a territory or possession of the United States or any political subdivision thereof which federal law exempts from state income taxes. Conversely, to the extent that distributions made by the Fund are attributable to other types of obligations, such distributions will be subject to Virginia income taxes.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES
The  Board  is  responsible for managing the Trust's business  affairs  and  for exercising all the  Trust's  powers  except those reserved for the shareholders.
The following tables give information  about  each  Board  member and the senior officers of the Funds. Where required, the tables separately  list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those  who  are  not  (i.e.,  "Independent"  Board  members). Each Board  member oversees  all  portfolios  of  the  Trust  and  serves for an  indefinite  term.
Information  about  each  Board  member  is  provided below  and  includes  each person's: name, address, birthdate, present position(s)  held  with  the  Trust, principal  occupations  for  the  past five years, other directorships held, and total compensation received as a Trustee  from  the  Trust  for  its most recent fiscal  year.  The  Trust  is  composed  of  36 funds and is the only investment company in the Fund Complex.

INTERESTED TRUSTEE BACKGROUND AND COMPENSATION

NAME
ADDRESS                                                                                                                   TOTAL
BIRTH DATE                                                                                                             COMPENSATION
POSITION WITH TRUST              PRINCIPAL OCCUPATIONS FOR PAST FIVE YEARS AND OTHER DIRECTORSHIPS HELD                    FROM
DATE SERVICE BEGAN                                                                                                        TRUST

MARK J. CZARNECKI+               PRINCIPAL OCCUPATIONS: Executive Vice President, M&T Bank Holding Corp. (bank         $0
Manufacturers and Traders        holding company).
Trust Company
One M&T Plaza                OTHER DIRECTORSHIPS HELD:  None
Buffalo, NY 14203
Birthdate:  November 3, 1955

TRUSTEE

Began serving: August 2000

________________________________________________________________________________

+ Mark J. Czarnecki is "interested" due to positions he holds with M&T Bank, the parent of the Funds' advisor.


INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

NAME
ADDRESS                                                                                                                TOTAL
BIRTH         PRINCIPAL OCCUPATIONS FOR PAST FIVE YEARS AND OTHER DIRECTORSHIPS HELD                                COMPENSATION
DATE                                                                                                                    FROM
POSITION                                                                                                               TRUST
WITH
TRUST
DATE
SERVICE
BEGAN

JOSEPH J.     PRINCIPAL OCCUPATIONS: Chairman, Community Foundation for Greater Buffalo; Chairman, Buffalo              $56,000
CASTIGLIA     Olmstead Parks Conservancy.
              OTHER DIRECTORSHIPS HELD: The Energy East Corp.; Community Foundation for Greater Buffalo.
Roycroft
Campus         PREVIOUS POSITIONS: Chief Executive Officer and Vice Chairman, Pratt & Lambert United, Inc.
               (manufacturer of paints and chemical specialties).
21 South
Grove Street,
Suite 291
East Aurora,
NY 14052
Birth date:
July 20, 1934

CHAIRMAN
AND
TRUSTEE

Began
serving:
February
1988

JOHN S.         PRINCIPAL OCCUPATION: Senior Consultant, Yaffe & Co., Inc. (health care company) since February         $48,000
CRAMER          2006.
4216
Jonathan        OTHER DIRECTORSHIPS HELD: None
Lane
Harrisburg,     PREVIOUS POSITION: President Emeritus, Pinnacle Health Systems (health care).
PA 17110
Birth date:
February 22,
1942

TRUSTEE

   Began
serving:
December
2000

DANIEL R.        PRINCIPAL OCCUPATIONS: CEO and CFO, Gernatt Asphalt Products, Inc.;  President, Dan Gernatt Gravel         $46,000
GERNATT, JR.     Products, Inc.;  President, Country Side Sand & Gravel, Inc.
   13870
Taylor           OTHER DIRECTORSHIPS HELD: None
Hollow Road
Collins, NY 14034
Birth date:
July 14, 1940

TRUSTEE

   Began
serving:
February
1988

NAME
ADDRESS                                                                                                                   TOTAL
BIRTH DATE      PRINCIPAL OCCUPATIONS FOR PAST FIVE YEARS AND OTHER DIRECTORSHIPS HELD                                  COMPENSATION
POSITION                                                                                                                   FROM
WITH TRUST                                                                                                                TRUST
DATE
SERVICE
BEGAN

WILLIAM H.      PRINCIPAL OCCUPATIONS: Retired.                                                                           $51,000
COWIE, JR.
1408 Ruxton     OTHER DIRECTORSHIPS HELD: None
Road
Baltimore,      PREVIOUS POSITION: Vice Chairman of Signet Banking Corp.
MD 21204
Birth date:
January 24,
1931

Trustee

Began
serving:
September
2003
RICHARD B.      PRINCIPAL OCCUPATIONS: Chairman and Director (since 1995) of Girard Partners (NASD registered             $51,000
SEIDEL          Broker/Dealer and SEC Registered Investment Advisory Firm).
770 Hodges
Lane            OTHER DIRECTORSHIPS HELD: None
Strafford,
PA
Birth date:
April 20, 1941

Trustee

Began
serving:
September
2003
DR.             PRINCIPAL OCCUPATION: Retired.                                                                                 $46,000
MARGUERITE      PREVIOUS POSITION: President and CEO of AAA Western and Central New York.
D.              OTHER DIRECTORSHIPS HELD: Chairman, Federal Reserve Board (Buffalo Branch); Board Member, Western
HAMBLETON       New York Public Broadcasting; Trustee, Canisius College.
62 LaNoche
Court
Buffalo, NY
Birth date:
February 19, 1943

TRUSTEE

Began
serving:
September
2005

OFFICERS

NAME                                                                                                                   TOTAL
ADDRESS                                                                                                             COMPENSATION
BIRTH DATE                                                                                                              FROM
POSITION         PRINCIPAL OCCUPATIONS FOR PAST FIVE YEARS AND PREVIOUS POSITIONS                                      TRUST*
WITH TRUST

CHARLES L.       PRINCIPAL OCCUPATIONS: Director of Mutual Fund Services, Federated Services Company; Senior               $0
DAVIS            Vice President, Federated Securities Corp.; President, Edgewood Services, Inc.; and President,
   Federated     Southpointe Distribution Services, Inc.
Investors
Tower            PREVIOUS POSITIONS: Director of Sales Administration, Federated Securities Corp.; Director
                 of Business Development, Federated Services Company; Business Manager, Mutual Fund Services,
Pittsburgh,      Federated Services Company; Director of Investor Relations, MNC Financial, Inc.; and Vice
PA               President, Maryland National Bank.
Birth date:
March 23, 1960

CHIEF
EXECUTIVE
OFFICER

Began
serving:
December
2002
CARL W.           PRINCIPAL OCCUPATIONS: Senior Vice President, M&T Bank, 2001-Present;                                $0
JORDAN            Administrative Vice President, M&T Bank, 1995-2001.
One M&T
Plaza
Buffalo, NY
Birth date:
January 2, 1955

PRESIDENT

Began
serving: May
2001
TODD E.            PRINCIPAL OCCUPATIONS: Vice President, M&T Bank, 2000-Present; Vice President,                       $0
RICHARDS           Director of Mutual Fund Services, M&T Securities, since January 2006.
100 East
Pratt Street       PREVIOUS POSITION: President, Keystone Brokerage.
Baltimore,
MD
Birth date:
August 5, 1948

VICE
PRESIDENT

Began
serving:
March 2006
PHILIP R.          PRINCIPAL OCCUPATIONS: Vice President, Director of Distribution for Proprietary                         $0
CARBONE            Products, M&T Securities, since 2003; Manager, Vision Shareholder Services and
100 East           Discount Brokerage, 1998-2002.
Pratt
Street, 15th       PREVIOUS POSITIONS: Regional Sales Manager, M&T Securities, Inc., 1995-1998.
floor
Baltimore,
MD
Birth date:
July 27, 1954

VICE
PRESIDENT

Began
serving:
September
2003
SCOT A.            PRINCIPAL OCCUPATIONS: Vice President, Product Manager, M&T Securities, since 2002;                $0
MILLEN             Executive Associate, M&T Investment Group, 2001-2002; Summer Associate, M&T
100 East           Investment Group, 2000.
Pratt
Street, 15th
floor
Baltimore,
MD
Birth date:
February 22, 1969

VICE
PRESIDENT

Began
serving:
September
2003
MICHAEL D.                PRINCIPAL OCCUPATIONS: Chief Operating Officer, MTB Funds; Vice President, M&T Bank              $0
DANIELS                   since 2007.
100 East
Pratt                     PREVIOUS POSITIONS: Senior Vice President, MSD&T and MCA from 2006 to 2007; Vice
Street, 17th              President, Calamos Asset Management from 2004 to 2006; Vice President, JPMorgan Chase
floor                     Bank from 2002 to 2004.
Baltimore,
MD
Birth date:
October 26, 1967

VICE
PRESIDENT

Began
serving:
June 2007
JEFFREY M.                PRINCIPAL OCCUPATIONS: Assistant Vice President, M&T Bank since 2007.                            $0
SELING
100 East                  PREVIOUS POSITIONS: Vice President, MSD&T; Assistant Vice President, Wells Fargo
Pratt                     Bank; Assistant Vice President, JPMorgan Chase Bank.
Street, 17th
floor
Baltimore,
MD
Birth date:
September 20, 1970

VICE
PRESIDENT

Began
serving:
June 2007
JUDITH J.           PRINCIPAL OCCUPATIONS: Vice President, Mutual Fund Services Division, Federated Services                 $0
MACKIN              Company.
Federated
Investors
Tower
Pittsburgh,
PA
Birth date:
May 30, 1960

VICE
PRESIDENT
AND
ASSISTANT
TREASURER

   Began
serving:
March 2005
RICHARD N.          PRINCIPAL OCCUPATION:  Vice President, Federated Administrative Services.                                $0
PADDOCK
Federated
Investors
Tower
Pittsburgh,
PA
Birth date:
October 25,
1963

TREASURER,
PRINCIPAL
FINANCIAL
OFFICER

Began
serving:
January 2006

THOMAS R.           PRINCIPAL OCCUPATION: Chief Compliance Officer, MTB Group of Funds, MTB Investment                       $0
RUS                 Advisors, Inc. and Zirkin-Cutler Investments, Inc.
100 E. Pratt
Street, 17th        PREVIOUS POSITIONS: Vice President and Associate Counsel, M&T Bank 2003-2004; Vice
floor               President and Trust Counsel, AllFirst Financial, Inc., 1995-2003.
Baltimore,
MD
Birth date:
October 11, 1959

CHIEF
COMPLIANCE
OFFICER

Began
serving:
September
2004
STEVEN A.           PRINCIPAL OCCUPATION: Compliance Officer, Federated Services Company, Federated Securities            $0
FRIEDMAN            Corp. and Edgewood Services, Inc.
Federated
Investors           PREVIOUS POSITIONS: Senior Vice President, Compliance Officer and Bank Secrecy Act Officer,
Tower               Parkvale Bank
Pittsburgh,
PA
Birth date:
May 12, 1950

AML
COMPLIANCE
OFFICER

Began
serving:
December
2002
C. GRANT            PRINCIPAL OCCUPATION:  Counsel, Reed Smith LLP (since October 2002).                                  $0
ANDERSON
Federated
Investors
Tower               PREVIOUS POSITIONS: Corporate Counsel, Federated Investors, Inc.; Vice President, Federated
Pittsburgh,         Services Company (prior to October 2002).
PA
Birth date:
November 6, 1940

SECRETARY

   Began
serving:
December
2000
GAIL C.             PRINCIPAL OCCUPATION:  Counsel, Reed Smith LLP (since October 2002).                                  $0
JONES
Federated
Investors
Tower               PREVIOUS POSITIONS: Corporate Counsel (January 1997 to September 2002) and Vice President
Pittsburgh,         (January 1999 to September  2002) of  Federated Services Company.
PA
Birth date:
October 26, 1953

ASSISTANT
SECRETARY

   Began
serving:
June 2005

* Officers do not receive any compensation from the Funds.

 COMMITTEES OF THE BOARD

BOARD          COMMITTEE       COMMITTEE FUNCTIONS                                                                         MEETINGS
COMMITTEE      MEMBERS                                                                                                     HELD
                                                                                                                           DURING
                                                                                                                           LAST
                                                                                                                           FISCAL
                                                                                                                           YEAR

EXECUTIVE         Mark J.         In between the meetings of the full Board, the Executive Committee generally may           None
               Czarnecki       exercise all the powers of the full Board in the management and direction of the
                  Daniel       business and conduct of the affairs of the Trust in such manner as the Executive
               R. Gernatt,     Committee shall deem to be in the best interests of the Trust. However, the Executive
               Jr.             Committee cannot elect or remove Board members, increase or decrease the number of
                  Richard      Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to
               B. Seidel       shareholders any action requiring shareholder approval.
AUDIT             Joseph          The purposes of the Audit Committee are to oversee the accounting and financial            Four
               J.              reporting process of the Funds, the Funds' internal control over financial reporting,
               Castiglia       and the quality, integrity and independent audit of the Funds' financial statements.
                  William      The Committee also oversees or assists the Board with the oversight of compliance with
               H. Cowie,       legal requirements relating to those matters, approves the engagement and reviews the
               Jr.             qualifications, independence and performance of the Funds' independent registered
                  John S.      public accountants, acts as a liaison between the independent registered public
               Cramer          accountants and the Board and reviews the Funds' internal audit function.
                  Richard
               B. Seidel
NOMINATING        Joseph          The Nominating Committee, whose members consist of all independent Trustees, selects       None
               J.              and nominates persons for election to the Funds' Board when vacancies occur. The
               Castiglia       Committee will consider candidates recommended by shareholders, Independent Trustees,
                  John J.      officers or employees of any of the Funds' agents or service providers and counsel to
               Cramer          the Funds. Any shareholder who desires to have an individual considered for nomination
                  Daniel       by the Committee must submit a recommendation in writing to the Secretary of the Funds,
               R. Gernatt,     at the Funds' address appearing on the back cover of this Statement of Additional
               Jr.             Information. The recommendation should include the name and address of both the
                  William      shareholder and the candidate and detailed information concerning the candidate's
               H. Cowie,       qualifications and experience. In identifying and evaluating candidates for
               Jr.             consideration, the Committee shall consider such factors as it deems appropriate. Those
                  Richard      factors will ordinarily include: integrity, intelligence, collegiality, judgment,
               B. Seidel       diversity, skill, business and other experience, qualification as an "Independent
                               Trustee," the existence of material relationships which may create the appearance of a
               Marguerite      lack of independence, financial or accounting knowledge and experience, and dedication
               D.              and willingness to devote the time and attention necessary to fulfill Board
               Hambleton       responsibilities.

BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE TRUST

AS OF DECEMBER 31, 2006

                                                                                        AGGREGATE
                                                                 DOLLAR RANGE OF  DOLLAR RANGE OF
                                                                    SHARES OWNED  SHARES OWNED IN
BOARD MEMBER NAME                                                       IN FUNDS        THE TRUST

INTERESTED BOARD MEMBER
MARK J. CZARNECKI                                                                   Over $100,000
  MTB Mid Cap Stock Fund                                         $10,001-$50,000
  MTB New York Tax-Free Money Market Fund                          Over $100,000
  MTB Money Market Fund                                            Over $100,000

INDEPENDENT BOARD MEMBERS
JOSEPH J. CASTIGLIA                                                                 Over $100,000
  MTB Small Cap Stock Fund                                         Over $100,000
WILLIAM H. COWIE, JR                                                             $50,001-$100,000
  MTB Large Cap Growth Fund                                      $10,001-$50,000
  MTB Large Cap Value Fund                                       $10,001-$50,000
  MTB Money Market Fund                                               $1-$10,000
JOHN S. CRAMER                                                                      Over $100,000
  MTB Managed Allocation Fund - Moderate                  Growth   Over $100,000
  MTB International Equity Fund                                       $1-$10,000
  MTB Large Cap Stock Fund                                            $1-$10,000
DANIEL R. GERNATT, JR.                                                              Over $100,000
  MTB Large Cap Growth Fund                                        Over $100,000
  MTB Large Cap Value Fund                                         Over $100,000
  MTB Mid Cap Stock Fund                                           Over $100,000
  MTB International Equity Fund                                    Over $100,000
RICHARD B. SEIDEL                                                                $50,001-$100,000
  MTB Equity Income Fund                                         $10,001-$50,000
  MTB Multi Cap Growth Fund                                      $10,001-$50,000
MARGUERITE D. HAMBLETON                                                                $1-$10,000

As of August 1, 2007, the Funds' Board and Officers  as  a group owned less than
1% of each Fund's outstanding Shares.


INVESTMENT ADVISOR
The Advisor conducts investment research and makes investment  decisions for the
Funds.

The  Advisor  shall not be liable to the Trust or any Fund shareholder  for  any losses that may  be  sustained in the purchase, holding, or sale of any security or for anything done or  omitted  by  it,  except  acts  or  omissions involving willful misfeasance, bad faith, gross negligence, or reckless  disregard  of the duties imposed upon it by its contract with the Trust.

SUB-ADVISORS

MID CAP STOCK FUND
Prior to December 8, 2004, the Advisor delegated daily management of the Mid Cap
Stock Fund to the sub-advisor, Independence Investment LLC (Independence).

For its services under the Sub-Advisory Agreement, Independence received an allocable portion of the advisory fee the Advisor received from the Mid Cap
Stock Fund. The allocation was based on the amount of average daily net assets that Independence managed for the Fund. This fee was paid by the Advisor out of the fees it received from the Fund and was not a direct Fund expense.
Independence was paid by the Advisor as follows:

-------------------------------------------------------
 SUB-ADVISORY FEE AVERAGE DAILY NET ASSETS OF THE FUND
-------------------------------------------------------
 0.40%            on assets up to $500 million
-------------------------------------------------------
 0.35%            on assets in excess of $500 million
-------------------------------------------------------

Effective December 8, 2004, the Advisor delegated daily management of the value component of the Mid Cap Stock Fund to a sub-advisor, LSV Asset Management
(LSV).  LSV also sub-advises the value component of Small Cap Stock Fund and of the International Equity Fund.  For its services under the Sub-Advisory
Agreement, LSV is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the Mid Cap Stock Fund. The allocation is based on the amount of the average daily net assets that LSV manages for the Fund.
This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. LSV is entitled to be paid a fee on the value portion of the average daily net assets (ADNA) of the Mid Cap Stock Fund it manages at the following annual rate: 0.50% on the first $100 million of ADNA, 0.40% on the next $100 million of ADNA and 0.35% on ADNA over $200 million. From time to time, LSV may voluntarily waive all or a portion of its subadvisory fee in its sole discretion. In that regard, LSV has voluntarily implemented a waiver of a portion of the subadvisory compensation it receives from MTBIA for managing the value component of the assets of the Small Cap Stock Fund and Mid Cap Stock
Fund. The fee waiver will be calculated based on the total subadvisory fee LSV receives from MTBIA for managing these two funds and will reduce proportionately the subadvisory fee for each Fund based on assets under LSV management. This fee waiver will not change the rate of the advisory fee the Funds pay to MTBIA, but will increase the amount of the total advisory fee that MTBIA retains absent any further voluntary waiver by MTBIA.

LARGE CAP GROWTH FUND

Prior  to  July  1, 2004, when the Advisor assumed daily management of the Large
Cap Growth Fund, the  Advisor  had delegated daily management of the Fund to the sub advisor, Montag & Caldwell, Inc. (M&C).

For its services under the Sub-Advisory Agreement, M&C received an allocable portion of the advisory fee the Advisor  received from the Fund.  The allocation was based on the amount of securities  which M&C  managed for the Fund. This fee was  paid by the  Advisor  out of the  fees it  received  and was not a Fund expense. M&C was paid by the Advisor as follows:

--------------------------------------------------------------------
 SUB-ADVISORY FEE AVERAGE DAILY NET ASSETS OF THE FUND
--------------------------------------------------------------------
 0.50%            On the first $50 million average daily net assets
--------------------------------------------------------------------
 0.40%            On the next $50 million average daily net assets
--------------------------------------------------------------------
 0.30%            On the next $100 million average daily net assets
--------------------------------------------------------------------
 0.20%            On average daily net assets over $200 million
--------------------------------------------------------------------

INTERNATIONAL EQUITY FUND
Prior to October 25, 2005, the Advisor delegated daily management of the
International Equity Fund to the sub-advisor, UBS Global Asset Management
(Americas) Inc. (UBS). For its services under the Sub-Advisory Agreement, UBS received an allocable portion of the advisory fee the Advisor received from the
International Equity Fund. The allocation was based on the amount of securities which UBS managed for the Fund. This fee was paid by the Advisor out of the fees it received and is not a direct Fund expense. UBS was paid by the Advisor as follows:

--------------------------------------------------------------------
 SUB-ADVISORY FEE AVERAGE DAILY NET ASSETS OF THE FUND
--------------------------------------------------------------------
 0.40%            on the first $50 million average daily net assets
--------------------------------------------------------------------
 0.35%            on the next $150 million average daily net assets
--------------------------------------------------------------------
 0.30%            on average daily net assets over $200 million
--------------------------------------------------------------------

Effective October 24, 2005, the Advisor delegated daily management of the value component of the International Equity Fund to a sub-advisor, LSV Asset
Management (LSV). LSV also sub-advises the value components of Small Cap Stock
Fund and Mid Cap Stock Fund.  For its services under the Sub-Advisory Agreement,
LSV is entitled to receive an allocable portion of the advisory fee that the
Advisor receives from the International Equity Fund.  The allocation is based on the amount of the average daily net assets that LSV manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. LSV is entitled to be paid a fee on the value portion of the average daily net assets (ADNA) of the International Equity Fund it manages at the following annual rate: 0.49% on all assets.

Effective October 24, 2005, the Advisor delegated daily management of the core component of the International Equity Fund to a sub-advisor, SSgA Funds
Management, Inc. (SSgA FM). For its services under the Sub-Advisory Agreement,
SSgA FM is entitled to receive an allocable portion of the advisory fee that the
Advisor receives from the International Equity Fund. The allocation is based on the amount of the average daily net assets that SSgA FM manages for the Fund.
This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. SSgA FM is entitled to be paid a fee on the core portion of the average daily net assets (ADNA) of the International Equity Fund it manages at the following annual rate: 0.40% on the first $50 million of ADNA;
0.32% on the next $90 million of ADNA; and 0.30% on ADNA over $140 million.

Effective October 24, 2005, the Advisor delegated daily management of the growth component of the International Equity Fund to a sub-advisor, Hansberger Global
Investors, Inc. (HGI). For its services under the sub-advisory agreement, HGI is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the International Equity Fund. The allocation is based on the amount of the average daily net assets that HGI manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. HGI is entitled to be paid a fee on the growth portion of the average daily net assets (ADNA) of the International Equity Fund it manages at the following annual rate: 0.60% on all assets.

SMALL CAP STOCK FUND
Effective August 22, 2003, the Adviser has delegated daily management of the value component of the Small Cap Stock Fund to a sub-advisor, LSV Asset
Management (LSV). For its services under the Sub-Advisory Agreement, LSV receives an allocable portion of the advisory fee the Advisor receives from the
Small Cap Stock Fund. The allocation is based on the amount of securities which
LSV manages for the Fund. This fee is paid by the Advisor out of the fees it receives and is not a Fund expense.  LSV is paid by the Advisor as follows:

--------------------------------------------------------------------
 SUB-ADVISORY FEE AVERAGE DAILY NET ASSETS OF THE FUND
--------------------------------------------------------------------
 0.65%            On the first $50 million average daily net assets
--------------------------------------------------------------------
 0.55%            On average daily net assets over $50 million
--------------------------------------------------------------------

LSV has implemented a voluntary fee waiver, as described under Mid Cap Stock
Fund.

From August 22, 2003 through November 1, 2006, the Advisor delegated daily management of the growth component of the Small Cap Stock Fund to a sub-advisor,
Mazama Capital Management, Inc. (Mazama). For its services under the Sub-
Advisory Agreement, Mazama received an allocable portion of the advisory fee the
Advisor received from the Small Cap Stock Fund. The allocation was based on the amount of securities which Mazama managed for the Fund. This fee was paid by the
Advisor out of the fees it received and was not a Fund expense.  Mazama was paid by the Advisor as follows:

 SUB-ADVISORY FEE AVERAGE DAILY NET ASSETS OF THE FUND
-------------------------------------------------------
 0.70%            On average daily net assets

Effective November 1, 2006, the Advisor has delegated daily management of the growth component of the Small Cap Stock Fund to a sub-advisor, Copper Rock
Capital Partners, LLC (Copper Rock). For its services under the Sub-Advisory
Agreement, Copper Rock receives an allocable portion of the advisory fee the
Advisor receives from the Small Cap Stock Fund. The allocation is based on the amount of securities which Copper Rock manages for the Fund. This fee is paid by the Advisor out of the fees it receives and is not a Fund expense.  Copper Rock is paid by the Advisor as follows:

--------------------------------------------------------------------
 SUB-ADVISORY FEE AVERAGE DAILY NET ASSETS OF THE FUND
--------------------------------------------------------------------
 0.72%            On the first $50 million average daily net assets
--------------------------------------------------------------------
 0.66%            On average daily net assets over $50 million"
--------------------------------------------------------------------

LARGE CAP VALUE FUND
Effective December 8, 2004, the Advisor delegated daily management of the Large
Cap Value Fund to a sub-advisor, NWQ Investment Management Company LLC (NWQ).
NWQ was founded in 1982 and is a majority-owned subsidiary of Nuveen
Investments, Inc. (Nuveen), an independent publicly-held company. For its services under the Sub-Advisory Agreement, NWQ is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the Large
Cap Value Fund. The allocation is based on the amount of the average daily net assets that NWQ manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. NWQ is entitled to be paid a fee at the annual rate of 0.45% of the average daily net assets of the Large Cap Value Fund that it manages.

EQUITY INCOME FUND
Effective December 8, 2004, the Advisor delegated daily management of the Equity
Income Fund to a sub-advisor,  DePrince,  Race &  Zollo,  Inc. (DRZ). DRZ is owned by three  principals,  Gregory  M.  DePrince,  John D. Race and  Victor A.
Zollo,  Jr. Each of these  partners  own roughly 30% of the  business.  In 2001, equity was  distributed  to other key  investment  professionals  Kelly Carbone,
Director of  Marketing,  Jill Lynch,  Director of Large-Cap  Research,  and Greg
Ramsby, Director of Small-Cap Research.. For its services under the Sub-Advisory
Agreement,  DRZ is entitled to receive an allocable  portion of the advisory fee that the Advisor  receives from the Equity Income Fund.  The allocation is based on the amount of the  average  daily net assets  that DRZ  manages for the Fund.
This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund  expense.  DRZ is entitled to receive a fee at the annual rate of 0.40% of the average daily net assets of the Equity Income Fund it manages.

BALANCED FUND
Effective  November 1, 2006, the Advisor delegated daily management of the value equity  component of the Balanced Fund to a  sub-advisor,  DePrince,  Race &
Zollo, Inc. (DRZ). DRZ also sub-advises the Equity Income Fund. For its services under the  Sub-Advisory  Agreement,  DRZ  receives an  allocable  portion of the advisory fee the Advisor  receives  from the Balanced  Fund.  The  allocation is based on the amount of  securities  which DRZ manages for the Fund.  This fee is paid by the Advisor out of the fees it receives and is not a Fund  expense.  DRZ is entitled  to receive a fee at the annual  rate of 0.40% of the average  daily net assets of the Balanced Fund it manages.

PORTFOLIO MANAGER INFORMATION
The following information about the Funds' Portfolio Managers is provided as of the end of the Funds' most recently completed fiscal year.

MTB Investment Advisors, Inc.

THOMAS R. PIERCE, CFA

                                      TOTAL NUMBER OF OTHER
 Other Accounts Managed by                ACCOUNTS MANAGED/
 Thomas R. Pierce, CFA                        TOTAL ASSETS*
 Registered Investment Companies            6 /$160,000,000
 Other Pooled Investment Vehicles                         0
 Other Accounts                            3/$1,450,000,000
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Conservative Growth Fund: None.

Dollar value range of shares owned in the Moderate Growth Fund: None.

Dollar value range of shares owned in the Aggressive Growth Fund: None.

COMPENSATION STRUCTURE

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Pierce's performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of
MTBIA relative to the budget and Mr. Pierce's management and oversight of certain portfolios and strategies, including the asset allocation strategy relative to both the retail and variable annuity Managed Allocation Funds.

The performance portion of Mr. Pierce's incentive bonus is based on the time weighted rates of return for the portfolios and strategies he manages compared to the relative indices with the heaviest emphasis on the current year results.
Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

MARK J. STEVENSON, CFA

                                      TOTAL NUMBER OF OTHER
 Other Accounts Managed by                ACCOUNTS MANAGED/
 Mark J. Stevenson, CFA                       TOTAL ASSETS*
 Registered Investment Companies            6 /$160,000,000
 Other Pooled Investment Vehicles                         0
 Other Accounts**                          223/$190,000,000
*None of the Accounts has an advisory fee that is based on the performance of the account.

**Portfolio  Manager is a dual  employee of MTBIA and M&T  Bank.  All of the
"Other" accounts shown are accounts of the Trust Department of M&T Bank.

Dollar value range of shares owned in the Conservative Growth Fund: None.

Dollar value range of shares owned in the Moderate Growth Fund: $1-$10,000.

Dollar value range of shares owned in the Aggressive Growth Fund: None.

COMPENSATION STRUCTURE

Mr. Stevenson's salary consists primarily of a base salary with a year-end bonus based in part on Trust account maintenance, risk control/adherence to process management guidelines, and participation in Trust new business activities such as the attraction of new accounts or the addition of assets to existing accounts. No compensation besides a salary is received with respect to the management of the Funds or any other mutual fund. Mr. Stevenson receives a discretionary bonus at year-end from MTBIA for his management of institutional client portfolios and for his analytical work within the Asset Strategies
Consulting Group of MTBIA.

Mr. Stevenson's performance is formally evaluated annually and based on a variety of factors. Salary is based on job responsibilities in both the management of Trust client assets and those deriving from the management of both the retail and Variable Annuity Managed Allocation Funds.  Bonus is based in part on Trust accounts maintenance, risk control/adherence to process management guidelines, and participation in Trust new business activities such as the attraction of new accounts or the addition of assets to existing accounts.
Deferred stock options are awarded at year end based purely on the discretion of
M&T Bank senior management.

ALLEN J. ASHCROFT

                                      TOTAL NUMBER OF OTHER
 Other Accounts Managed by             ACCOUNTS MANAGED/
 Allen J. Ashcroft                        TOTAL ASSETS*
 Registered Investment Companies          5 /  $260,078,961
 Other Pooled Investment Vehicles                         0
 Other Accounts                                           0
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Large Cap Growth Fund: $100,001-
$500,000.

Dollar value range of shares owned in the Balanced Fund: None.

Dollar value range of shares owned in the Multi Cap Growth Fund: None.

COMPENSATION STRUCTURE

The portfolio manager's performance is formally evaluated annually and based on a variety of factors. Mr. Ashcroft's compensation is based upon a base salary and an annual incentive bonus. The fixed salary is based on the job description of the position and overall qualifications of the individual. For the year ended
December 31, 2005, his bonus was based on the Fund's performance and how his stock selection fared in this and other portfolios, in the sectors which he covers as an analyst (Energy, Consumer Staples), relative to relevant benchmarks.

The performance  portion of Mr.  Ashcroft's  bonus is based on the time weighted rates of return  for the funds he  manages  compared  to the  S&P  Citigroup
Growth Index with the heaviest  emphasis on current year  results.  Prior period results are a factor to the extent that they build an  argument  for  additional compensation based on a superior long term track record.

BYRON J. GRIMES, CFA**

                                      TOTAL NUMBER OF OTHER
 Other Accounts Managed by;             ACCOUNTS MANAGED/
 Byron J. Grimes, CFA                     TOTAL ASSETS*
 Registered Investment Companies           5 / $236,121,420
 Other Pooled Investment Vehicles                         0
 Other Accounts                                           0
*None of the Accounts has an advisory fee that is based on the performance of the account.

**Mr. Grimes' employment as a portfolio manager ceased on April 23, 2007.

Dollar value range of shares owned in the Large Cap Growth Fund: $50,001-
$100,000.

Dollar value range of shares owned in the Multi Cap Growth Fund: None.

Dollar value range of shares owned in the Balanced Fund: None.

COMPENSATION STRUCTURE

The portfolio manager's  performance is formally evaluated annually and based on a variety of factors. Mr. Grimes' compensation is comprised of a base salary and an annual  incentive  bonus.  The base salary is based on the job description of the  position and the overall  qualifications  of the  individual.  For the year ended December 31, 2004, Mr. Grimes' bonus was a contractual  amount  determined during  discussions at his hiring. The bonus going forward will be determined by
three  components:   the  overall  performance  of  M&T  Bank,  the  overall
performance of MTBIA relative to budget; and his investment performance relative to the S&P  500/Citigroup  Growth Index,  the benchmark for all of the funds that he manages.  In  addition,  as the  Managing  Director of Equity  Portfolio
Management,  a  component  of his  incentive  bonus  is  based  on  the  overall investment  performance  of the team that  reports to him,  relative to relevant benchmarks.  The bonus can be paid in cash and/or stock  options in M&T Bank
Corporation.

The performance portion of Mr. Grimes' incentive bonus is based on the time weighted rates of return for the funds he manages compared to the S&P
500/Citigroup Growth Index with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

MARK TOMPKINS, CFA

                                      TOTAL NUMBER OF OTHER
 Other Accounts Managed by             ACCOUNTS MANAGED/
 Mark Tompkins, CFA                       TOTAL ASSETS*
 Registered Investment Companies            1 / $80,100,000
 Other Pooled Investment Vehicles                         0
 Other Accounts                              27/$82,000,000
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the New York Municipal Bond Fund: None.

COMPENSATION STRUCTURE

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Tompkins' performance is formally evaluated annually and based on a variety of factors.  The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Tompkins' investment performance relative to the benchmarks for the fund that he manages. The benchmark for the Fund is the Lehman New York Tax-Exempt Bond Index. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Tompkins' incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

MARK SCHULTZ, CFA

                                      TOTAL NUMBER OF OTHER
 Other Accounts Managed by             ACCOUNTS MANAGED/
 Mark Schultz, CFA                        TOTAL ASSETS*
 Registered Investment Companies           4 / $532,124,633
 Other Pooled Investment Vehicles                         0
 Other Accounts                                           0
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Large Cap Stock Fund: $10,001-$50,000.

Dollar value range of shares owned in the Multi Cap Growth Fund: None.

Dollar value range of shares owned in the Mid Cap Growth Fund: None.

Dollar value range of shares owned in the Mid Cap Stock Fund: $10,001-$50,000.

COMPENSATION STRUCTURE

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Dr. Schultz's performance is formally evaluated annually and based on a variety of factors.  The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Dr. Schultz's investment performance relative to the benchmarks for the fund that he manages. The benchmark for the mid-cap growth portion of Dr. Schultz's mandate is the S&P
400/Citigroup Mid Cap Growth Index and the benchmark for the large cap portion is the S&P 500 Index. In addition, as the Assistant Director of Equity Research, a component of Dr. Schultz's incentive bonus is based on the overall investment performance of the team that reports to him, relative to relevant benchmarks.
The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

CLARENCE W. WOODS, JR.

                                      TOTAL NUMBER OF OTHER
 Other Accounts Managed by             ACCOUNTS MANAGED/
 Clarence W. Woods, Jr.                   TOTAL ASSETS*
 Registered Investment Companies                          0
 Other Pooled Investment Vehicles                         0
 Other Accounts                                           0
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Equity Index Fund: $1-$10,000.

COMPENSATION STRUCTURE

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Woods' performance is formally evaluated annually and based on a variety of factors.  The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of
MTBIA relative to the budget and Mr. Woods' investment performance relative to the benchmarks for the fund that he manages. The benchmark for the Fund is the
S&P 500 Index. The bonus can be paid in cash and/or stock options in M&T Bank
Corporation.

The performance portion of Mr. Woods' incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

PETER C. HASTINGS, CFA

                                      TOTAL NUMBER OF OTHER
 Other Accounts Managed by             ACCOUNTS MANAGED/
 Peter C. Hastings, CFA                   TOTAL ASSETS*
 Registered Investment Companies                          0
 Other Pooled Investment Vehicles                         0
 Other Accounts                                           0
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Equity Index Fund: None.

COMPENSATION STRUCTURE

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Hastings' performance is formally evaluated annually and based on a variety of factors.  The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Hastings' investment performance relative to the benchmarks for the fund that he manages. The benchmark for the Fund is the S&P 500 Index. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Hastings' incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

JAMES E. THORNE, PH.D

                                      TOTAL NUMBER OF OTHER
 Other Accounts Managed by             ACCOUNTS MANAGED/
 James E. Thorne, Ph.D.                   TOTAL ASSETS*
 Registered Investment Companies           2 / $142,832,365
 Other Pooled Investment Vehicles                         0
 Other Accounts                                           0
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Small Cap Growth Fund: $1-$10,000.

Dollar value range of shares owned in the Multi Cap Growth Fund: None.

COMPENSATION STRUCTURE

Compensation is comprised of a base salary and an annual incentive bonus. The fixed salary is based on the job description, the qualifications of the individual and the fact that Mr. Thorne was also hired as an Economist. Mr.
Thorne's performance is formally evaluated annually and based on a variety of factors.  His bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr.
Thorne's investment performance relative to the benchmarks for the funds he manages. The benchmark for the Small Cap Growth Fund is the Russell 2000 Growth
Index. The bonus can be paid in cash and/or stock options in M&T Bank
Corporation.

The performance portion of Mr.Thorne's incentive bonus is based on the time weighted rates of return for the funds he manages compared to the Russell 2000
Growth Index with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

SUSAN L. SCHNAARS, CFA, CPA

                                      TOTAL NUMBER OF OTHER
 Other Accounts Managed by             ACCOUNTS MANAGED/
 Susan L. Schnaars, CFA, CPA              TOTAL ASSETS*
 Registered Investment Companies           3 / $307,000,000
 Other Pooled Investment Vehicles                         0
 Other Accounts                             28/$437,000,000
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Maryland Municipal Bond Fund: None.

Dollar value range of shares owned in the Pennsylvania Municipal Bond Fund:
None.

Dollar value range of shares owned in the Virginia Municipal Bond Fund: None.

COMPENSATION STRUCTURE

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Ms. Schnaars' performance is formally evaluated annually and based on a variety of factors.  Her bonus is partially determined by the investment performance of the funds she manages relative to the benchmarks for those funds. The benchmark for the MTB Maryland Municipal
Bond Fund is the Lipper Other States Intermediate Municipal Funds Average, the
benchmark for the MTB Pennsylvania Municipal Bond Fund is the Lipper
Pennsylvania Intermediate Municipal Funds Average and the benchmark for the MTB
Virginia Municipal Bond Fund is the Lipper Virginia Municipal Funds Average. In
addition, her bonus is also based on other job responsibilities at MTB
Investment Advisors, Inc., such as institutional investment account management and client relationship management, risk control/adherence to process management guidelines, and participation in new business activities such as the attraction of new accounts or the addition of assets to existing accounts. The bonus can be paid in cash and/or stock options in M&T Bank Corporation. Deferred stock options awarded at year-end are based purely on the discretion of M&T Bank senior management.

WILMER C. STITH III, CFA

                                      TOTAL NUMBER OF OTHER
 Other Accounts Managed by             ACCOUNTS MANAGED/
 Wilmer C. Stith III, CFA                 TOTAL ASSETS*
 Registered Investment Companies           5 / $553,000,000
 Other Pooled Investment Vehicles                       0/0
 Other Accounts                             35/$318,000,000
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Intermediate-Term Bond Fund: None.

Dollar value range of shares owned in the Short-Term Corporate Bond Fund: None.

Dollar value range of shares owned in the Income Fund: None.

Dollar value range of shares owned in the U.S. Government Bond Fund: None.

COMPENSATION STRUCTURE

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Stith's performance is formally evaluated annually and based on a variety of factors.  The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of
MTBIA relative to the budget and Mr. Stith's investment performance relative to the benchmarks for the funds that he manages. The benchmark for the
Intermediate-Term Bond Fund is the Lehman Intermediate Government Credit Bond
Index and the Lipper Short-Intermediate Investment Grade peer group. The benchmark for the Short Term Corporate Bond Fund is the Lehman Brothers 1-3 Year
Government Credit Bond Index and the Lipper Short Investment Grade peer group.
The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Stith's incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

JAMES M. HANNAN

                                      TOTAL NUMBER OF OTHER
 Other Accounts Managed by             ACCOUNTS MANAGED/
 James M. Hannan                          TOTAL ASSETS*
 Registered Investment Companies               4 / $509,163
 Other Pooled Investment Vehicles                         0
 Other Accounts                               26/$1,663,047
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the U.S. Government Bond Fund: None.

Dollar value range of shares owned in the Income Fund: None.

Dollar value range of shares owned in the Balanced Fund: None.

Dollar value range of shares owned in the Short Duration Government Bond Fund:
None.

COMPENSATION STRUCTURE

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Hannan's performance is formally evaluated annually and based on a variety of factors.  The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of
MTBIA relative to the budget and Mr. Hannan's investment performance relative to the benchmarks for the funds that he manages. The benchmark for the U.S.
Government Bond Fund is the Lehman U.S. Government Bond Index and the Lipper
General U.S. Government peer group. The benchmark for the Income Fund is the
Lehman Aggregate Bond Index and the Lipper Corporate A Rated peer group. The benchmark for the fixed income portion of the Balanced Fund is the Lehman
Brothers Aggregate Bond Index and the Lipper Corporate A rated peer group. The benchmark for the fixed income portion of the Social Balanced Fund is the Lehman
Brothers Aggregate Bond Index and the Lipper Corporate A rated peer group. In addition, as Managing Director of Fixed Income, a component of Mr. Hannan's incentive bonus is based on the overall investment performance of the team that reports to him, relative to relevant benchmarks. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Hannan's incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

ROBERT J. TRUESDELL

Mr. Truesdell is the Director of Fixed Income for MTBIA.  He began managing the fund in January, 2001.

                                      TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                ACCOUNTS MANAGED/
 ROBERT J. TRUESDELL                          TOTAL ASSETS*
 Registered Investment Companies          1 /  $196,124,495
 Other Pooled Investment Vehicles                         0
 Other Accounts                          73 /  $852,350,501
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value of shares owned in the MTB Short Duration Government Fund: $50,001-
$100,000.

COMPENSATION STRUCTURE

Compensation is comprised of a base salary and an annual  incentive  bonus.  The base  salary is based on the job  description  of the  position  and the overall qualifications  of the  individual.  Mr.  Truesdell's  performance  is  formally evaluated annually and based on a variety of factors. The bonus is determined by
three  components:   the  overall  performance  of  M&T  Bank,  the  overall
performance  of MTBIA  relative  to the  budget and Mr.  Truesdell's  investment performance  relative  to the  benchmarks  for the  fund  that he  manages.  The benchmark  for the  Fund is the  Lehman  1-3  Year  Government  Bond  Index.  In
addition,  as  the  Managing  Director  of  Fixed  Income,  a  component  of Mr.
Truesdell's  incentive bonus is based on the overall  investment  performance of the team that reports to him, relative to relevant benchmarks.  The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Truesdell's incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

BARRY W. RANDALL**

 Other Accounts Managed by         TOTAL NUMBER OF OTHER
 Barry W. Randall                     ACCOUNTS MANAGED/
                                              TOTAL ASSETS*
 Registered Investment Companies           2 / $142,832,365
 Other Pooled Investment Vehicles                         0
 Other Accounts                                           0
*None of the Accounts has an advisory fee that is based on the performance of the account.

**Mr. Randall's employment as a portfolio manager ceased on April 23, 2007.

Dollar value range of shares owned in the Small Cap Growth Fund: None.

Dollar value range of share owned in the Multi Cap Growth Fund: None.

COMPENSATION STRUCTURE

Compensation is comprised of a base salary and an annual  incentive  bonus.  The base  salary is based on the job  description  of the  position  and the overall
qualifications  of  the  individual.   Mr.  Randall's  performance  is  formally
evaluated annually and based on a variety of factors. The bonus is determined by
three  components:   the  overall  performance  of  M&T  Bank;  the  overall
performance  of  MTBIA  relative  to the  budget  and Mr.  Randall's  investment performance  relative to the Russell 2000 Growth Index, which is the performance benchmark for the MTB Small Cap Growth Fund, which Mr. Randall manages.

WILLIAM F. DWYER, CFA

                                TOTAL NUMBER OF OTHER      NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS THAT ARE SUBJECT TO
Other Accounts Managed              ACCOUNTS MANAGED/     PERFORMANCE FEES
by                                       TOTAL ASSETS
William F. Dwyer, CFA

Registered Investment                             0/0           0/0
Companies
Other Pooled                                      0/0           0/0
Investment Vehicles
Other Accounts             3/$90,000,000-$100,000,000           0/0

Dollar value range of shares owned in the Large Cap Stock Fund: None.

Dollar value range of shares owned in the Mid Cap Growth Fund: None.

Dollar value range of shares owned in the Mid Cap Stock Fund: None.

Dollar value range of shares owned in the Multi Cap Growth Fund: None.

COMPENSATION STRUCTURE

Compensation is comprised of a base salary and an annual  incentive  bonus.  The base  salary is based on the job  description  of the  position  and the overall qualifications of the individual.  Mr. Dwyer's performance is formally evaluated annually  and based on a variety of factors.  The bonus is  determined  by three components:  the overall performance of M&T Bank; the overall performance of
MTBIA relative to the budget and Mr. Dwyer's investment  performance relative to the Standard &  Poor's 500 Index, the S&P Mid Cap  400/Citigroup  Growth
Index and the Standard & Poor's Mid Cap 400 Index, which are the performance benchmarks for the MTB Large Cap Stock Fund, MTB Mid Cap Growth Fund and MTB Mid
Cap Stock Fund, respectively, which Mr. Dwyer manages.

BRADLEY A. WILLIAMS

                                      TOTAL NUMBER OF OTHER
 Other Accounts Managed by             ACCOUNTS MANAGED/
 Bradley A. Williams                      TOTAL ASSETS*
 Registered Investment Companies                          0
 Other Pooled Investment Vehicles                         0
 Other Accounts                                           0
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Small Cap Growth Fund: $1-$10,000.

COMPENSATION STRUCTURE

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Williams' performance is formally evaluated annually and based on a variety of factors.  The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Williams' investment performance relative to the benchmarks for the funds that he manages. The benchmark for the Small Cap Growth Fund is the Russell 2000 Growth Index. The
bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Williams' incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

STEVEN R. CRAIN, CFA

                                      TOTAL NUMBER OF OTHER
 Other Accounts Managed by             ACCOUNTS MANAGED/
 Steven R. Crain, CFA                     TOTAL ASSETS*
 Registered Investment Companies                          0
 Other Pooled Investment Vehicles                         0
 Other Accounts                                           0
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Small Cap Growth Fund: $10,001-
$50,000.

COMPENSATION STRUCTURE

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Crain's performance is formally evaluated annually and based on a variety of factors.  The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of
MTBIA relative to the budget and Mr. Crain's investment performance relative to the benchmarks for the funds that he manages. The benchmark for the Small Cap
Growth Fund is the Russell 2000 Growth Index. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Crain's incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

CONFLICTS OF INTEREST (MTBIA PORTFOLIO MANAGERS)

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account.
More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts:

   {circle}The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account.
      MTBIA seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

   {circle}If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, MTBIA has adopted procedures for allocating portfolio transactions across multiple accounts.

   {circle}With respect to many of its clients' accounts, MTBIA determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, MTBIA may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, MTBIA may place separate, non-
      simultaneous, transactions for a Fund and other accounts, which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

   {circle}The Fund is subject to different regulation than the other pooled investment vehicles and other accounts managed by the portfolio manager.
      As a consequence of this difference in regulatory requirements, the Fund may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where MTBIA has an incentive, such as a performance-based management fee, which MTBIA may charge in the future to some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

MTBIA has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

See also the "Advisor Potential Conflict" section in the Prospectus regarding the conflicts of interest in managing the Managed Allocation Funds.

NWQ Investment Management Company LLC

JON D. BOSSE, CFA

                            TOTAL NUMBER OF          NUMBER OF OTHER ACCOUNTS MANAGED/
Other Accounts Managed                OTHER          TOTAL ASSETS THAT ARE SUBJECT TO
by                     ACCOUNTS MANAGED/    PERFORMANCE FEES
Jon D. Bosse, CFA          TOTAL ASSETS

Registered Investment                   6 /                            0
Companies                    $2,120,352,340
Other Pooled Investment                10 /                            0
Vehicles                     $1,552,927,886
Other Accounts                      48,946/           9 / $1,071,660,186
                            $29,713,698,658

Dollar value range of shares owned in the Large Cap Value Fund: None.

COMPENSATION STRUCTURE

NWQ's portfolio managers participate in a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals and rewarding them through a total compensation program as determined by the firm's executive committee. The total compensation program consists of both a base salary and an annual bonus that can be a multiple of the base salary. The portfolio manager's performance is formally evaluated annually and based on a variety of factors. Bonus compensation is primarily a function of the firm's overall annual profitability and the individual portfolio manager's contribution as measured by the overall investment performance of client portfolios in the strategy they manage relative to the strategy's general benchmark for one, three and five year periods (as applicable), as well as an objective review of stock recommendations and the quality of primary research, and subjective review of the professional's contributions to portfolio strategy, teamwork, collaboration and work ethic.

The total compensation package for portfolio managers includes the availability of an equity-like incentive for purchase (whose value is determined by various factors including the increase in profitability of NWQ over time).
Additionally, the portfolio managers have been provided compensation in conjunction with signing long-term employment agreements.  NWQ is a subsidiary of Nuveen Investments, Inc., which has augmented this incentive compensation annually through individual awards of a stock option pool, as determined through a collaborative process between Nuveen Investments and the NWQ executive committee.

As of April 30, 2007, NWQ had nine institutional accounts that have investment management fees calculated in part on the performance of the account versus a benchmark ("performance based fees accounts"). The performance based fee accounts are managed identically to other institutional accounts within the same strategy and there are no additional investment risks taken in conjunction with this type of investment management fee. The portfolio manager who manages these performance based fee accounts does not receive any additional compensation from these accounts based on any performance fees received from such accounts.

EDWARD C. FRIEDEL, CFA

                                 TOTAL NUMBER OF                 NUMBER OF OTHER ACCOUNTS MANAGED/
Other Accounts Managed                     OTHER                 TOTAL ASSETS THAT ARE SUBJECT TO
by                          ACCOUNTS MANAGED/           PERFORMANCE FEES
Edward C. Friedel, CFA          TOTAL ASSETS

Registered Investment           3 /  $91,493,415                                0
Companies
Other Pooled Investment                      9 /                                0
Vehicles                          $1,211,067,955
Other Accounts                           42,988/                 2 / $550,955,518
                                 $24,990,043,673

Dollar value range of shares owned in the Large Cap Value Fund: None.

COMPENSATION STRUCTURE

NWQ's portfolio managers participate in a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals and rewarding them through a total compensation program as determined by the firm's executive committee. The total compensation program consists of both a base salary and an annual bonus that can be a multiple of the base salary. The portfolio manager's performance is formally evaluated annually and based on a variety of factors. Bonus compensation is primarily a function of the firm's overall annual profitability and the individual portfolio manager's contribution as measured by the overall investment performance of client portfolios in the strategy they manage relative to the strategy's general benchmark for one, three and five year periods (as applicable), as well as an objective review of stock recommendations and the quality of primary research, and subjective review of the professional's contributions to portfolio strategy, teamwork, collaboration and work ethic.

The total compensation package for portfolio managers includes the availability of an equity-like incentive for purchase (whose value is determined by various factors including the increase in profitability of NWQ over time).
Additionally, the portfolio managers have been provided compensation in conjunction with signing long-term employment agreements.  NWQ is a subsidiary of Nuveen Investments, Inc., which has augmented this incentive compensation annually through individual awards of a stock option pool, as determined through a collaborative process between Nuveen Investments and the NWQ executive committee.

CONFLICTS OF INTEREST (NWQ)

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account.
More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts:

   {circle}The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. NWQ seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

   {circle}If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, NWQ has adopted procedures for allocating portfolio transactions across multiple accounts.

   {circle}With respect to many of its clients' accounts, NWQ determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, NWQ may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, NWQ may place separate, non-
      simultaneous, transactions for a Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

   {circle}The Fund is subject to different regulation than the other pooled investment vehicles and other accounts managed by the portfolio manager.
      As a consequence of this difference in regulatory requirements, the Fund may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where NWQ has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

NWQ has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

LSV Asset Management

JOSEF LAKONISHOK

                              TOTAL NUMBER OF       NUMBER OF OTHER ACCOUNTS MANAGED/
Other Accounts Managed        OTHER                 TOTAL ASSETS THAT ARE SUBJECT TO
by                            ACCOUNTS MANAGED/     PERFORMANCE FEES
Josef Lakonishok              TOTAL ASSETS

Registered Investment         25 /                   0
Companies                     $10,143,816,452
Other Pooled Investment       24/$8,790,504,459      0
Vehicles
Other Accounts                515/$57,636,858,554    22 / $3,200,000,000

Dollar value range of shares owned in the Small Cap Stock Fund: None.

Dollar value range of shares owned in the Mid Cap Stock Fund: None.

Dollar value range of shares owned in the International Equity Fund: None.

MENNO VERMEULEN, CFA

                                   TOTAL NUMBER OF      NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS THAT ARE SUBJECT TO
Other Accounts Managed                       OTHER     PERFORMANCE FEES
by                              ACCOUNTS MANAGED/
Menno Vermeulen, CFA              TOTAL ASSETS

Registered Investment                         25 /                             0
Companies                          $10,143,816,452
Other Pooled Investment          24/$8,790,504,459                             0
Vehicles
Other Accounts                 515/$57,636,858,554           22 / $3,200,000,000

Dollar value range of shares owned in the Small Cap Stock Fund: None.

Dollar value range of shares owned in the Mid Cap Stock Fund: None.
Dollar value range of shares owned in the International Equity Fund: None.

PUNEET MANSHARAMANI, CFA

                                   TOTAL NUMBER OF      NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS THAT ARE SUBJECT TO
Other Accounts Managed                       OTHER     PERFORMANCE FEES
by                                 ACCOUNTS MANAGED/
Puneet Mansharamani,              TOTAL ASSETS
CFA

Registered Investment                         25 /                         0
Companies                          $10,143,816,452
Other Pooled Investment          24/$8,790,504,459                         0
Vehicles
Other Accounts                 515/$57,636,858,554       22 / $3,200,000,000

Dollar value range of shares owned in the Small Cap Stock Fund: None.

Dollar value range of shares owned in the Mid Cap Stock Fund: None.

Dollar value range of shares owned in the International Equity Fund: None.

COMPENSATION STRUCTURE (LSV)

The portfolio managers' compensation consists of a salary and a discretionary bonus. The base salary is based on the job description and the overall qualifications, experience and tenure at LSV, of the individual. Each of the portfolio managers is a partner of LSV and thereby receives a portion of the overall profit of the firm as part of his ownership interests.

The bonus is based upon the profitability of the firm and individual performance. Individual performance is subjective and may be based on a number of factors, such as the individual's leadership and contribution to the strategic planning and development of the investment group.

CONFLICTS OF INTEREST (LSV)

The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the
Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the
Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. In addition, it is also possible that a potential conflict of interest may arise because the portfolio managers manage an account with a performance-based management fee in addition to the Fund and other accounts without a performance-based fee. However, LSV has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Investment decisions are made by LSV's quantitative process separately for each portfolio based upon its current holdings, investment parameters and the portfolio's expected return as calculated by LSV's quantitative system. Product rebalancing takes place by product and is carried our serially for each portfolio (including separately managed accounts, unregistered funds and investment companies) invested in that product, generally beginning with the portfolio with the lowest expected return. Therefore, those portfolios which need the highest level of expected return improvement generally have first access to the widest set of investment opportunities. However, because LSV does not view an individual stock as important by itself, the concept of a limited investment opportunity is not applicable to LSV's investment approach.

LSV may be in the position of buying or selling the same security for a number of its clients at roughly the same time. Because of market fluctuations, the prices obtained on such transactions within a single day may vary substantially.
In order to more equitably allocate the effects of such market fluctuations, for certain transactions, LSV may use an "averaging" procedure. Under this procedure, purchases or sales of a particular security for a client's account will at times be combined with purchases or sales of the same security for other clients on the same day. For aggregated trades that are partially filled, shares will be allocated pro-rata among participating accounts that day, based upon their pro-rata share of the order. All allocations are subject to change as a result of either cash considerations or the use of round lots.

There are no material conflicts created by the Portfolio Manager's compensation structure. LSV does not utilize soft dollars.

HANSBERGER GLOBAL INVESTORS, INC. (HGI)

THOMAS R. H. TIBBLES, CFA

                              TOTAL NUMBER OF OTHER      NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS THAT ARE SUBJECT TO
Other Accounts Managed by         ACCOUNTS MANAGED/     PERFORMANCE FEES
Thomas R. H. Tibbles, CFA              TOTAL ASSETS

Registered Investment              6/$1,531,803,294                   0
Companies
Other Pooled Investment            3/$1,054,923,059                   0
Vehicles
Other Accounts                    31/$2,274,597,171      1/$264,683,824

Dollar value range of shares owned in the International Equity Fund: None.

BARRY A. LOCKHART, CFA

                              TOTAL NUMBER OF OTHER      NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS THAT ARE SUBJECT TO
Other Accounts Managed by         ACCOUNTS MANAGED/     PERFORMANCE FEES
Barry A. Lockhart, CFA                 TOTAL ASSETS

Registered Investment              6/$1,531,803,294                    0
Companies
Other Pooled Investment            3/$1,054,923,059                    0
Vehicles
Other Accounts                    24/$2,274,530,679       1/$264,683,824

Dollar value range of shares owned in the International Equity Fund: None.

TREVOR GRAHAM, CFA

                              TOTAL NUMBER OF OTHER      NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS THAT ARE SUBJECT TO
Other Accounts Managed by         ACCOUNTS MANAGED/     PERFORMANCE FEES
Trevor Graham, CFA                     TOTAL ASSETS

Registered Investment              6/$1,531,803,294                   0
Companies
Other Pooled Investment            3/$1,054,923,059                   0
Vehicles
Other Accounts*                   28/$2,274,580,633      1/$264,683,824

Dollar value range of shares owned in the International Equity Fund: None.

PATRICK TAN

                              TOTAL NUMBER OF OTHER      NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS THAT ARE SUBJECT TO
Other Accounts Managed by         ACCOUNTS MANAGED/     PERFORMANCE FEES
Patrick Tan                            TOTAL ASSETS

Registered Investment              6/$1,531,803,294                    0
Companies
Other Pooled Investment            3/$1,054,923,059                    0
Vehicles
Other Accounts*                   25/$2,274,336,991       1/$264,683,824

Dollar value range of shares owned in the International Equity Fund: None.

COMPENSATION (HGI)

The Sub-adviser compensates each Portfolio Manager for his or her management of the Fund. A Portfolio Manager's base salary is determined by the Manager's experience and performance in the role, taking into account the ongoing compensation benchmark analyses performed by the Sub-adviser's Human Resources
Department. A Portfolio Manager's base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Each Portfolio Manager is entitled to participate in various equity plans provided by the Sub-adviser's corporate parent, Hansberger Group, Inc. (Group Inc."). Each member of the growth portfolio management team is subject to the terms of an employment agreement providing for a specified level of compensation, which level of compensation is reviewed annually by the Sub-adviser's board of directors, but without any
obligation to make any alteration in the base salary.

A Portfolio Manager's bonus is paid on an annual basis and is determined by a number of factors, including, but not limited to, pre-tax performance of the
Fund and other funds managed relative to expectations for how those funds should have performed as compared to the Fund's benchmark (as provided in the
Prospectus), given their objectives, policies, strategies and limitations, and the market environment during the most recently completed calendar year. This performance factor is not based on the value of assets held in the fund's portfolio. Additional factors include the Portfolio Manager's contributions to the investment management functions within the Sub-adviser, contributions to the development of other investment professionals and supporting staff, and overall contributions to marketing, client service and strategic planning for the organization. The target bonus is expressed as a percentage of base salary. The actual bonus paid may be more or less than the target bonus, based on how well the Manager satisfies the objectives stated above.

In addition, certain members of the growth portfolio management team are entitled to participate in various equity plans provided by Group Inc., including being awarded options to purchase a certain amount of common shares in
Group Inc. Further, certain members of the growth team have a share of the net revenues earned by the Sub-adviser resulting from the investment portfolios managed by such growth team (the "revenue share"), which would include the Fund.
Eligibility to participate in the revenue share is conditioned upon the growth team's reaching a pre-defined level of profitability. The amount of the revenue share is determined by using a formula based on the amount of revenues generated by the growth team. Amounts payable to each member of the growth team from the revenue share are determined by the Sub-adviser's chairman upon consultation with the growth team's chief investment officer. Additionally, members of the growth team may be entitled to participate in the Group Inc. Stock Incentive
Plan for Canadian employees.

In March of 2007, certain enhancements were made to the compensation structure of Portfolio Managers of the Sub-Adviser. Principally, employees, including
Portfolio Managers, who owned shares, deferred stock units and/or options in
Group Inc. were provided the opportunity to tender those equity interests to
Group Inc.'s parent, Natixis Asset Management, LLC ("NAM") in a tender offer.
Going forward, NAM has undertaken to provide annual liquidity of up to a certain amount of outstanding Group Inc. equity. In addition, Group Inc. has established a restricted stock plan pursuant to which restricted stock units will be issued to certain employees, including portfolio managers. This plan is in addition to the existing restricted stock plan that currently exists for the growth team. In addition to the above, Group Inc. has entered into retention agreements with certain employees, including portfolio managers, pursuant to which such employees will be paid retention bonuses either in one lump at the end of six months or in two equal sums at the end of 6 months and 12 months, depending upon the amount to be received by such employee.

CONFLICTS OF INTEREST (HGI)

The Portfolio Managers' management of  "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as a Fund.
Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Portfolio Managers could favor one account over another. Another potential conflict could include the Portfolio
Managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. In addition, some accounts charge performance fees which could enhance conflicts of interest in the allocation of investment opportunities. However, the Sub-Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

SSGA FUNDS MANAGEMENT, INC. (SSGA FM)

PAUL MOGHTADER, CFA

                                  TOTAL NUMBER OF      NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS THAT ARE SUBJECT TO PERFORMANCE
Other Accounts** Managed                    OTHER     FEES
by                              ACCOUNTS MANAGED/
Paul Moghtader, CFA*             TOTAL ASSETS

Registered Investment                         3 /            0
Companies                          $2,720,000,000
Other Pooled Investment         10/$7,110,000,000            0
Vehicles
Other Accounts                  21/$4,340,000,000            0

*Please note that our Active International Alpha assets are managed on a team basis. This table refers to SSgA, comprised of all the investment management affiliates of State Street Corporation, including SSgA FM.

**A portion of other accounts are managed via a performance based fee structure.

Dollar value range of shares owned in the International Equity Fund: None.

CRAIG SCHOLL, CFA

                                  TOTAL NUMBER OF      NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS THAT ARE SUBJECT TO PERFORMANCE
Other Accounts** Managed                    OTHER     FEES
by                              ACCOUNTS MANAGED/
Craig Scholl, CFA*               TOTAL ASSETS

Registered Investment                         3 /          0
Companies                          $2,720,000,000
Other Pooled Investment         10/$7,110,000,000          0
Vehicles
Other Accounts                  21/$4,340,000,000          0

*Please note that our Active International Alpha assets are managed on a team basis. This table refers to SSgA, comprised of all the investment management affiliates of State Street Corporation, including SSgA FM.

**A portion of other accounts are managed via a performance based fee structure.

Dollar value range of shares owned in the International Equity Fund: None.

COMPENSATION (SSGA FM)

The compensation of SSgA FM's  investment  professionals is based on a number of factors.  The  first  factor considered is external  market.  Through  extensive compensation survey processes,  SSgA FM seeks to understand what its competitors are paying people to perform similar  roles. The data are then used to determine a competitive baseline in the areas of base pay, bonus, and long term incentives
(i.e. equity). The second factor taken  into  consideration  is  the size of the pool  available  for  this  compensation.  SSgA  FM  is  a  part of State Street
Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of  SSgA and SSgA FM.
The  determination of the allocation amounts to these locations and  departments is influenced by the competitive market data, as well as the overall performance of the  group. The pool is then allocated to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone's  compensation  directly  tied  to  the investment performance or asset  value  of  a  product  or  strategy.  The  same process  is  followed  in determining equity allocations.

CONFLICTS (SSGA FM)

A Portfolio Manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Fund. Potential conflicts may arise out of (a) the Portfolio Manager's execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the Portfolio Manager's accounts with the same strategy.

A potential conflict of interest may arise as a result of the Portfolio
Manager's responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the Portfolio Manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The Portfolio Manager may also manage accounts whose objectives and policies differ from that of the
Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the Portfolio Manager may have adverse consequences for another account managed by the Portfolio Manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

A potential conflict may arise when the Portfolio Manager is responsible for accounts that have different advisory fees - the difference in fees could create an incentive for the Portfolio Manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the Portfolio Manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts.  For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources.
Additionally, SSgA FM and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

The potential conflicts described are applicable to SSgA/SSgA FM as our
Portfolio Managers manage several accounts with similar guidelines and differing fee schedules.

SIDE-BY-SIDE MANAGEMENT:

Certain SSgA FM portfolio managers also manage, on a sub-advisory basis in their capacity as employees of SSgA, accounts for State Street Global Advisors Capital
Management Trust Company, LLC ("SSgA CM"), a wholly-owned subsidiary of State
Street that maintains investment funds managed according to hedge fund-like strategies ("Hedge fund-like strategies").

The portfolio managers managing the Hedge fund-like strategies are generally dual employees of SSgA and SSgA FM. The portfolio managers manage other accounts in addition to the Hedge fund-like strategies, including commingled funds, private investment funds (commonly known as "hedge funds"), separate accounts and sub-advisory accounts (collectively, the "Other Accounts").

SSgA FM and SSgA are fiduciaries to each of their respective investment management clients, and must ensure that all Hedge fund-like strategies and
Other Accounts managed by them are treated fairly and equitably, and that no
Hedge fund-like strategy or Other Account is given preferential treatment in connection with investment opportunities, such that purchase and sell opportunities are equitably allocated among all Hedge fund-like strategies and
Other Accounts over time.

Side-by-side management of different types of accounts by a portfolio manager or a team of portfolio managers involves potential conflicts of interest that arise when two or more accounts invest in the same securities or pursue a similar strategy, including:
*     the favorable or preferential treatment of an account or a group of accounts;
*     the allocation of investment opportunities, particularly with respect to securities that have limited availability, such as initial public offerings;
*     "conflicting trades," e.g., long and short positions in the same security, where short sales by Other Accounts of securities in which the Funds are invested on a long basis may negatively impact in the market value of these securities; and
*     transactions in one account that closely follow related transactions in a different account, (e.g., a purchase of securities for an account after a purchase of the same securities in another account has increased the value of the securities).

PROCESS

SSgA and SSgA FM have adopted allocation policies and procedures designed to ensure that investment decisions for each Hedge fund-like strategy and Other
Account are made independently, and that the allocation of investment opportunities between and among Hedge fund-like strategies and Other Accounts occurs in a fair and equitable manner.

In addition, SSgA and SSgA FM ensure that each of the portfolio managers is made aware of the potential conflicts associated with side-by-side management of the
Hedge fund-like strategies and Other Accounts, and rely on the professionalism and ethical conduct of the portfolio managers to ensure that each transaction for each account is appropriate, in the best interests of the account, and in accordance with any investment guidelines applicable to the account, and that each portfolio manager allocates the necessary time and resources to effectively manage the Hedge fund-like strategies and other accounts for which he or she is responsible.

DePrince, Race and Zollo, Inc.

GREGORY M. DEPRINCE, CFA

                                      TOTAL NUMBER OF OTHER
 Other Accounts Managed by             ACCOUNTS MANAGED/
 Gregory M. DePrince, CFA                 TOTAL ASSETS*
 Registered Investment Companies          4 /  $332,576,765
 Other Pooled Investment Vehicles           2 / $48,475,327
 Other Accounts                         106/ $3,855,911,499
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Equity Income Fund: None.

Dollar value range of shares owned in the Balanced Fund: None.

JILL M. LYNCH

                                      TOTAL NUMBER OF OTHER
 Other Accounts Managed by             ACCOUNTS MANAGED/
 Jill M. Lynch                            TOTAL ASSETS*
 Registered Investment Companies          4 /  $332,576,765
 Other Pooled Investment Vehicles           2 / $48,475,327
 Other Accounts                         106/ $3,855,911,499
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Equity Income Fund: None.

Dollar value range of shares owned in the Balanced Fund: None.

COMPENSATION STRUCTURE (DRZ)

As a boutique firm, DRZ has been able to create an entrepreneurial atmosphere that allows for significant personal and professional growth for all employees.
The compensation structure consists of a base salary and a profit sharing program, which is based on firm profitability and individual contribution.
Portfolio Managers' bonuses are tied to product performance and stock selection versus the benchmark. Performance is based on outperformance of an appropriate index. Subjective measurement is also included. Portfolio Managers are not compensated for bringing in new business.  DRZ's compensation structure aligns their portfolio managers and analysts' interests with the interest of their clients.

Portfolio Managers' bonuses are tied in part to product outperformance of the
Russell 1000 Value and individual stock selection outperformance over a 12 month period.

CONFLICTS OF INTEREST (DRZ)

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account.
More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts:

{circle}The  management of multiple  accounts may result in a portfolio  manager devoting  unequal time and  attention to the  management  of each  account.
     DePrince,  Race & Zollo, Inc. seeks to manage such competing  interests for the time and  attention  of  portfolio  managers  by  having  portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio  manager in a  particular  investment  strategy  are managed using the same investment models.

{circle}If a portfolio manager identifies a limited investment opportunity which may be suitable  for more than one  account,  an account may not be able to take full  advantage of that  opportunity  due to an  allocation  of filled purchase or sale orders  across all eligible  accounts.  To deal with these situations,  DePrince,  Race & Zollo,  Inc. has adopted  procedures for allocating portfolio transactions across multiple accounts.

{circle}With  respect to many of its  clients'  accounts,  DePrince,  Race &
     Zollo, Inc.  determines which broker to use to execute  transaction orders, consistent  with  its  duty  to seek  best  execution  of the  transaction.
     However, with respect to certain other accounts,  DePrince Race & Zollo
     Inc. may be limited by the client with respect to the  selection of brokers or may be instructed to direct trades through a particular broker. In these
     cases,   DePrince  Race  &   Zollo  Inc.  may  place   separate,   non-
     simultaneous,  transactions  for a  Fund  and  other  accounts,  which  may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

{circle}The  Fund is  subject  to  different  regulation  than the other  pooled investment vehicles and other accounts managed by the portfolio manager. As a consequence of this difference in regulatory  requirements,  the Fund may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager.

DePrince Race & Zollo Inc. has adopted certain  compliance  procedures which are designed to address these types of conflicts. However, there is no guarantee that such  procedures  will detect each and every  situation in which a conflict arises.

COPPER ROCK CAPITAL PARTNERS, LLC

TUCKER WALSH, CEO AND HEAD OF PORTFOLIO MANAGEMENT

                              TOTAL NUMBER OF OTHER      NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS THAT ARE SUBJECT TO
Other Accounts Managed by         ACCOUNTS MANAGED/     PERFORMANCE FEES
Tucker Walsh                           TOTAL ASSETS

Registered Investment               13/$870,224,448      0
Companies
Other Pooled Investment              2/$163,839,567      0
Vehicles
Other Accounts                    29/$1,384,379,234      0

Dollar value range of shares owned in the Small Cap Stock Fund: None.

MICHAEL MALOUF, CFA, PRESIDENT AND PORTFOLIO MANAGER

                              TOTAL NUMBER OF OTHER      NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS THAT ARE SUBJECT TO
Other Accounts Managed by         ACCOUNTS MANAGED/     PERFORMANCE FEES
Michael Malouf, CFA                    TOTAL ASSETS

Registered Investment               13/$870,224,448      0
Companies
Other Pooled Investment              2/$163,839,567      0
Vehicles
Other Accounts                    29/$1,384,379,234      0

Dollar value range of shares owned in the Small Cap Stock Fund: None.


COMPENSATION (COPPER ROCK)

Both Portfolio Managers have significant equity ownership in the firm along with a competitive salary, and a yearly bonus. Bonuses and equity ownership have the opportunity to be substantial with strong investment performance coupled with the financial success of the firm.

Salary is fixed. Both Portfolio Managers are equity owners of the firm with bonuses based on the success of the firm and not on specific funds.

CONFLICTS OF INTEREST (COPPER ROCK)

Copper Rock Portfolio Managers may manage numerous accounts for multiple clients. These client accounts may include registered investment companies, other types of pooled accounts, and separate accounts (i.e., accounts managed on behalf of individuals, public or private institutions). Portfolio Managers provide services for multiple clients simultaneously. A summary of certain potential conflicts of interest is provided below. Please note, however, that this summary is not intended to describe every possible conflict of interest that members of the portfolio management team may face.

Copper Rock may receive differential compensation from different advisory clients and each advisory client may be more or less profitable to Copper Rock than other advisory clients (e.g., clients also may demand different levels of service or have larger, smaller or multiple relationships with Copper Rock).
Portfolio Managers may make personal investments in accounts they manage or support.

Copper Rock manages to a model. Thus, any differences in performance would be due to rounding or specific portfolio restrictions.

The Portfolio Managers may not be able to acquire enough of a certain security to fill all the orders across all the client portfolios. Copper Rock has a written procedure that requires the available shares to be distributed on a pro-
rata basis across the appropriate portfolios.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Funds, the Adviser, the Subadvisors and
Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Trustees, and certain other employees.
Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The  Board  has  delegated  to  the Advisor authority to  vote  proxies  on  the securities  held  in the Fund's portfolio.  The  Board  has  also  approved  the
Advisor's policies and procedures for voting the proxies, which are set forth in their entirety below.

MTB INVESTMENT ADVISORS, INC.

PROXY VOTING POLICY

INTRODUCTION

MTB Investment Advisors,  Inc. acknowledges that among its duties as a fiduciary to its clients is the obligation  to  protect  the  interests  of its clients by voting the shares held by its clients' accounts.  In order to ensure that shares are  voted  in  all  appropriate  circumstances,  Adviser  will exercise  voting discretion  as  to all shares unless voting discretion is specifically  reserved for the client or assigned to a third party in the advisory contract.  To ensure that shares are voted  in  a  consistent  manner and in the best interest of its clients, Adviser has adopted this Proxy Voting Policy.

GENERAL STANDARDS AND APPROACH
Each year, the Adviser receives hundreds of  proxy solicitations with respect to voting securities held in client accounts.  The  matters to be voted upon may be proposals of management or of stockholders, and cover  a  diverse  assortment of complex issues.  Whether the interests of shareholders are best served by a vote
"for"  or "against" a proposal often depends upon the context, the effects  that adoption  could  have  on  the  company's  business,  and the motivations of the
parties  making  the  proposal.   These  determinations require  a  considerable
investment of time, resources and expertise.

Given the sheer volume of proxies, and the  broad spectrum of issues to be voted upon, the proxy voting process represents a considerable  administrative burden.
In order to efficiently discharge its duty to vote proxies,  Adviser has engaged a third party, Institutional Shareholder Services, Inc. ("ISS")  to  perform the function of analyzing and providing recommendations on voting proxies.

ISS  is the acknowledged industry leader in assisting institutional shareholders with the  types  of  proxy  analysis  described above.  Adviser has reviewed the policies and considerations applied by  ISS  in voting proxies and found them to
be  fully consistent with the policies of Adviser.   Accordingly,  Adviser  will
generally  follow  the  ISS recommendations in voting proxies.  Summaries of the
ISS proxy voting policies and considerations are available at the ISS website at
http://www.issproxy.com/pdf/US2006SummaryGuidelines.pdf.

In general, Adviser believes  that it is in the best interests of its clients to vote its clients' shares so as  to  promote  the  alignment  of the interests of corporate  management  with  the interests of its shareholders, to  improve  the accountability of corporate management  to  its  shareholders,  to  reward  good performance  by  management, and to approve proposals that Adviser believes will result in financial rewards for its clients.

Adviser reserves the right to override any ISS-recommended voting policy when it believes that a vote  contrary  to  a  policy  would  be in the best interest of
Adviser's clients.  Any vote contrary to a stated policy must be approved by the
Trade  Management Oversight Committee of the Adviser's Board  of  Directors,  or
that Committee's  designee.   A  written summary of the considerations in making
the voting decision should be prepared  and  retained  with  the  records of the proxy.

Adviser  believes  that addressing its proxy voting obligations as described  in this Proxy Voting Policy  will  promote  the best interests of shareholders, and therefore, will be in the best interests of Adviser's clients.

CONFLICTS OF INTEREST
Adviser  may  have  a conflict of interest in  voting  a  particular  proxy.   A
conflict of interest  could  arise,  for  example,  as  a  result  of a business relationship  with a company, or a direct or indirect business interest  in  the matter being voted  upon,  or  as  a  result  of  a  personal  relationship with corporate  directors  or  candidates for directorships.  Whether a  relationship creates  a  material conflict  of  interest  will  depend  upon  the  facts  and circumstances.

The Trade Management  Oversight  Committee  has  reviewed  a  copy  of  the  ISS policies,  procedures  and  practices  regarding potential conflicts of interest that could arise in ISS proxy voting services  to  Adviser as result of business conducted by ISS.  The Trade Management Oversight Committee  believes  that  the policies,  procedures  and  practices  followed  by  ISS  minimize the potential conflicts of interest by ISS in making voting recommendations to Adviser.

Whenever a portfolio manager determines that it is in a client's  best  interest to  vote on a particular proposal in a manner other than in accordance with  the guidelines set forth in this Proxy Voting Policy, or the policy does not address how to  vote  on the proposal, the portfolio manager shall present the matter to the  Trade Management  Oversight  Committee,  which  shall  be  responsible  for evaluating  information relating to conflicts of interest in connection with the voting of the client proxy.

For purposes  of  identifying  conflicts under this policy, the Trade Management
Oversight Committee will rely on  publicly available information about a company and its affiliates, information about  the  company  and  its affiliates that is generally known by employees of Adviser, and other information actually known by a member of the Trade Management Oversight Committee.

In  the  event  that  the Trade Management Oversight Committee  determines  that
Adviser has a material  conflict  of  interest with respect to a proxy proposal, then Adviser shall either:

1.  Vote on the proposal in accordance  with  the  recommendation  of  the Trade
Management Oversight Committee or that committee's designee;

OR

2.  Prior to voting on the proposal, either:

(i)   Contact  an  independent  third party (such as another plan fiduciary)  to recommend how to vote on the proposal  and  will  vote  in  accordance  with the recommendation of such third party (or have the third party vote such proxy); or

(ii)  Fully disclose the nature of the conflict to the client(s), and obtain the client's  consent  as  to  how  Adviser  will vote on the proposal (or otherwise obtain instructions from the client as to  how  the proxy on the proposal should be voted).

Adviser  may  not  address a material conflict of interest  by  abstaining  from voting, unless the Trade  Management  Oversight  Committee  (or that committee's designee) has determined that not voting the proxy is in the  best interest of a
client.   However,  as  indicated above, there may be other circumstances  where
Adviser determines that refraining  from  voting a proxy is in the client's best interest and the existence of a material conflict  of  interest shall not affect such a determination.

The  Trade Management Oversight Committee shall document  the  manner  in  which proxies  involving a material conflict of interest have been voted by Adviser as well as the  basis  for  any determination that Adviser does not have a material conflict of interest in respect of a particular matter.

APPOINTMENT OF SUBADVISERS
From time to time Adviser  may recommend that a client appoint a subadviser with
respect to a particular investment  mandate.   By recommending the subadviser to
manage  the  client's investments, the Adviser is  also  recommending  that  the client approve  the  subadviser's  policies and procedures with respect to proxy voting.  Among other things, Adviser  will  require that a subadviser's policies and  procedures  are  designed to ensure that proxies  are  voted  in  what  the subadviser believes to  be the best interests of clients, and that conflicts are disclosed, documented, and  otherwise  addressed  in  an appropriate manner.  In considering a subadviser to recommend, the Adviser will  seek assurance that the subadviser  will  generally  vote  proxies in a manner that is  consistent  with
MTBIA's policy (i.e. in accordance with  ISS  recommendations,  unless otherwise
specified  by  MTBIA).   Subadviser  will  provide  Adviser with information  on
securities voted by subadviser promptly after the vote  occurs.  If a subadviser proposes to cast a vote that is not consistent with MTBIA policy, the subadviser must notify the Adviser prior to casting the vote, so that  Adviser  can seek to avoid  conflicting  votes among accounts that it manages.  Subadviser must  also document the rationale for any such inconsistent vote.

PROXY VOTING REPORT
A report on "Form N-PX"  of how the Funds voted any such proxies during the most recent 12-month period ended  June  30  is  available  without charge on the SEC website  at  WWW.SEC.GOV  and  through  the  Trust's website on  or  before  the
following August 31.  Go to www.mtbfunds.com;   select  "Proxy Voting Record" to
access the link to Form N-PX.

PORTFOLIO HOLDINGS INFORMATION
The disclosure policy of the Funds and the Advisor prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the Advisor or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  All of these service providers are identified elsewhere in the Prospectus or SAI.  The Funds may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.  These organizations are CDA
Weisenberger and Lipper. Traders or portfolio managers may provide "interest"
lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Advisor and of the Chief Compliance Officer of
the Funds.  The President of the Advisor and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party and will be given only if there is a legitimate business purpose and such disclosure is subject to a confidentiality agreement to safeguard the confidentiality of the information so that the information will be used only for the purposes for which it was furnished and otherwise protect against misuse of such information.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Advisor and its affiliates, the following procedures apply.  No consideration may be received by the Funds, the
Advisor, any affiliate of the Advisor or any of their employees in connection with the disclosure of portfolio holdings information.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor looks for prompt execution of the order at a favorable price. The Advisor will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds'
Board.

Investment decisions for the Funds are made independently from those of other accounts managed by the Advisor. When the Funds and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Advisor to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.

On April 30, 2007, the following Funds owned securities of the following regular broker/dealers:


Money Market Fund: Morgan Stanley - $85,000,000.

Prime Money Market Fund: Morgan Stanley - $10,000,000.

Income Fund: Goldman Sachs - $995,584;  Lehman Brothers - $252,354;  Morgan
Stanley - $1,016,668;  J.P. Morgan Chase - $1,767,683;  Merrill Lynch -
$1,033,674;  Bear Stearns - $498,057.

Short-Term Corporate Bond Fund: Bear Stearns - $968,562;  Goldman Sachs -
$981,738;  J.P. Morgan Chase - $1,021,534;  Lehman Brothers - $992,870;  Morgan
Stanley - $974,965;  Merrill Lynch - $985,599.

Intermediate-Term Bond Fund: Goldman Sachs - $995,584;  Merrill Lynch -
$1,033,674;  Lehman Brothers - $252,354.

Large Cap Stock Fund: Citigroup - $7,345,940;  Lehman Brothers - $4,033,728;  JP
Morgan Chase - $2,917,027;  Bank of America - $7,151,450;  Wachovia -
$2,621,321.

Large Cap Growth Fund: Lehman Brothers - $511,904;  Morgan Stanley - $294,035.

Multi Cap Growth Fund:  HCC Holdings - $223,818;  Lehman Brothers - $263,480;
Morgan Stanley - $151,218;  IPC Holdings - $41,972;  Piper Jaffray - $102,096;
Oppenheimer Holdings - $35,100.

Small Cap Growth Fund: Oppenheimer Holdings - $1,142,700.

International Equity Fund: UBS - $2,513,019.

U.S. Government Bond Fund - Morgan Stanley - $508,334.


RESEARCH SERVICES
Subject to future regulatory changes of the SEC, research  services  may include advice as to the advisability of investing in securities; security analysis  and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations;  and similar services. Research services may be used by the Advisor or by affiliates  of  the  subadvisors in advising other accounts. To the extent that receipt of these services may replace services for which the Advisor or its affiliates might otherwise have  paid,  it  would tend to reduce their expenses.
The  Advisor  and  its  affiliates  exercise  reasonable  business  judgment  in selecting those brokers who offer brokerage and  research  services  to  execute securities  transactions.  They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

CO-ADMINISTRATORS, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated  Services  Company  (FSC) and M&T  Securities,  Inc.  serve as co-
administrators  to the Trust and provide the Funds with  certain  administrative personnel and services necessary to operate the Funds.

Effective October 1, 2002 through September 30,  2005,  administrative  services were provided at the following rates:

Fees Payable to FSC:

MAXIMUM                AVERAGE AGGREGATE DAILY NET ASSETS OF
ADMINISTRATIVE FEE     THE MTB GROUP OF FUNDS

0.06%                  on the first $2 billion
0.03%                  on the next $3 billion
0.02%                  on the next $2 billion
0.0125                 on the next $3 billion
0.01%                  on assets in excess of $10 billion

Fees Payable to M&T Securities, Inc.:

MAXIMUM                AVERAGE AGGREGATE DAILY NET ASSETS OF
ADMINISTRATIVE FEE     THE MTB GROUP OF FUNDS

0.04%                  on the first $5 billion
0.03%                  on the next $2 billion
0.0175%                on the next $3 billion
0.015%                 on assets in excess of $10 billion

Effective  October  1, 2005, the administrative fees payable to FSC were changed to reflect the following rate:

Fees Payable to FSC

MAXIMUM                AVERAGE AGGREGATE DAILY NET ASSETS OF
ADMINISTRATIVE FEE     THE MTB GROUP OF FUNDS

0.04%                  on the first $2 billion
0.03%                  on the next $2 billion
0.02%                  on the next $3 billion
0.0125%                on the next $3 billion
0.010%                 on assets in excess of $10 billion

There  has  been no  change  to the fees  payable  to  co-administrator  M&T
Securities, Inc.

From time to time, FSC and its affiliates may pay out of their reasonable profits and other resources advertising, marketing and other expenses for the benefit of the Funds, and such amounts may be paid to the Advisor and its affiliates.

Prior to July 1, 2004, FSC, through its affiliate, Federated Shareholder
Services Company (FSSC), a registered transfer agent, served as transfer and dividend disbursing agent to the Trust, and received a separate fee from the
Fund for these transfer agency services.  Boston Financial Data Services, Inc.
(BFDS) replaced FSSC as transfer agent to the Trust on July 1, 2004. The principal business address of BFDS is 2 Heritage Drive, North Quincy, MA 02171.

CUSTODIAN AND FUND ACCOUNTANT
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of  the  Funds.  Foreign instruments purchased by a Fund are held by foreign banks participating in  a  global custody network coordinated by
State Street Bank.  State Street Bank and Trust  Company also provides financial administration  and  fund accounting services to the  Funds  for  the  following annual fee, based on the Funds' average monthly net assets:

ANNUAL FEE, BILLED                         AVERAGE MONTHLY NET ASSETS OF
AND PAYABLE MONTHLY                        THE MTB GROUP OF FUNDS
0.037%                                     on the first $5 billion
0.034%                                     on the next $5 billion
0.0315%                                    on the next $10 billion
0.029%                                     on assets in excess of $20 billion

In addition, for an annual  fee  of $4,000 per Fund, State Street Bank and Trust
Company prepares two quarterly portfolio listings per year for inclusion in Form
N-Q  and  prepares tabular or graphic  presentations  of  the  Funds'  portfolio holdings and an enhanced expense disclosure example for inclusion in shareholder reports.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent  registered  public  accounting firm for the Funds,  Ernst &
Young LLP,  conducts its audits in  accordance  with the standards of the Public
Company Accounting Oversight Board (United States), which require it to plan and perform  its audits to provide  reasonable  assurance  about  whether the Funds'
financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUNDS FOR SERVICES

                                               ADVISORY FEE PAID/                   BROKERAGE              ADMINISTRATIVE FEE PAID/
                                              ADVISORY FEE WAIVED                COMMISSIONS PAID         ADMINISTRATIVE FEE WAIVED

FUNDS                                      FOR THE FISCAL YEAR ENDED        FOR THE FISCAL YEAR ENDED     FOR THE FISCAL YEAR ENDED
                                                   APRIL 30,                        APRIL 30,                     APRIL 30,
                                           2007       2006       2005       2007       2006       2005      2007     2006     2005
INTERNATIONAL EQUITY FUND               $2,007,478 $1,461,477 $1,229,522 $232,868   $313,952   $181,473   $117,767 $90,383  $79,707
                                        $40,212    $781       $4,162                                      $0       $0       $0
SMALL CAP GROWTH FUND                   $1,446,906 $1,242,763 $1,420,093 $2,888,569 $2,770,257 $2,138,375 $99,990  $90,455  $108,140
                                        $91,473    $174,759   $85,474                                     $0       $0       $0
SMALL CAP STOCK FUND                    $1,257,733 $1,522,892 $1,309,730 $399,086   $379,496   $200,320   $87,051  $110,906 $99,870
                                        $12,277    $11,091    $21,278                                     $0       $0       $0
MID CAP GROWTH FUND                     $634,784   $748,911   $734,634   $161,973   $178,268   $96,140    $43,899  $54,606  $55,999
                                        $65,608    $56,247    $58,717                                     $0       $0       $0
MID CAP STOCK FUND                      $1,202,256 $1,282,787 $1,214,532 $164,200   $157,767   $414,885   $83,144  $93,459  $92,577
                                        $70,366    $99,359    $112,981                                    $0       $0       $0
MULTI CAP GROWTH FUND                   $319,437   $497,040   $723,868   $176,660   $287,903   $604,103   $26,817  $44,248  $66,927
                                        $111,020   $80,434    $105,620                                    $0       $0       $0
LARGE CAP GROWTH FUND                   $423,972   $443,915   $404,541   $69,680    $75,172    $84,423    $29,299  $32,410  $30,848
                                        $71,170    $73,859    $75,422                                     $0       $0       $0
LARGE CAP STOCK FUND                    $2,362,045 $3,314,779 $3,766,470 $328,364   $495,436   $492,474   $163,364 $242,358 $286,825
                                        $80,985    $44,081    $66,275                                     $0       $0       $0
EQUITY INDEX FUND                       $198,730   $187,693   $199,985   $14,822    $34,586    $45,014    $58,314  $58,432  $64,800
                                        $152,909   $180,922   $184,369                                    $0       $0       $0
LARGE CAP VALUE FUND                    $1,123,727 $850,543   $621,291   $33,031    $68,132    $163,674   $94,283  $75,013  $57,524
                                        $2,721     $3,674     $43,052                                     $0       $0       $0
EQUITY INCOME FUND                      $391,040   $505,510   $539,371   $92,873    $170,129   $192,299   $32,823  $44,958  $49,925
                                        $52,702    $38,053    $35,812                                     $0       $0       $0
MANAGED ALLOCATION FUND - CONSERVATIVE  $34,759    $29,937    $24,265    $0         $0         $0         $8,170   $7,361   $6,291
GROWTH                                  $20,413    $29,937    $24,265                                     $0       $0       $0
MANAGED ALLOCATION FUND - MODERATE      $158,251   $141,344   $115,364   $0         $0         $0         $37,186  $34,884  $29,917
GROWTH                                  $0         $0         $55,522                                     $0       $0       $0
MANAGED ALLOCATION FUND - AGGRESSIVE    $75,650    $64,741    $51,515    $0         $0         $0         $17,773  $15,987  $13,360
GROWTH                                  $0         $2,088     $31,996                                     $0       $0       $0

                                       ADVISORY FEE PAID/                   BROKERAGE                 ADMINISTRATIVE FEE PAID/
                                      ADVISORY FEE WAIVED                COMMISSIONS PAID            ADMINISTRATIVE FEE WAIVED

FUNDS                              FOR THE FISCAL YEAR ENDED        FOR THE FISCAL YEAR ENDED        FOR THE FISCAL YEAR ENDED
                                APRIL 30,  APRIL 30,  APRIL 30,  APRIL 30,  APRIL 30,  APRIL 30,  APRIL 30,  APRIL 30,  APRIL 30,
                                   2007       2006       2005       2007       2006       2005       2007       2006       2005
BALANCED FUND                   $274,172   $513,630   $953,417   $66,578    $1118,080  $127,433   $24,795    $49,786    $94,967
                                $110,259   $110,535   $53,727                                     $0         $0
INTERMEDIATE TERM BOND FUND     $1,418,770 $1,665,949 $1,790,792 $0         $0         $0         $119,102   $147,821   $165,720
                                $272,579   $304,960   $287,462                                    $0         $0         $0
INCOME FUND                     $752,104   $1,064,318 $1,043,102 $0         $0         $0         $73,663    $110,307   $112,529
                                $59,989    $47,230    $43,358                                     $0         $0         $0
SHORT-TERM CORPORATE BOND FUND  $444,772   $494,168   $584,181   $0         $0         $0         $37,346    $43,885    $54,057
                                $153,971   $160,070   $149,546                                    $0         $0         $0
MARYLAND MUNICIPAL BOND FUND    $1,032,947 $851,518   $843,639   $0         $0         $0         $86,690    $75,320    $78,082
                                $249,866   $248,682   $227,397                                    $0         $0         $0
PENNSYLVANIA MUNICIPAL BOND     $987,732   $1,090,896 $1,304,746 $0         $0         $0         $82,899    $96,838    $120,710
FUND                            $58,844    $72,034    $18,402                                     $0         $0         $0
NEW YORK MUNICIPAL BOND FUND    $672,691   $633,690   $574,433   $0         $0         $0         $56,435    $56,112    $53,161
                                $267,698   $271,315   $236,874                                    $0         $0         $0
VIRGINIA MUNICIPAL BOND FUND    $142,339   $57,181*   $97,192**  $0         $0         $0         $11,952    $7,078*    $77,754**
                                $122,202   $101,588   $0                                          $0         $0         $0
U.S. GOVERNMENT BOND FUND       $1,168,025 $1,186,430 $1,331,249 $0         $0         $0         $98,022    $105,122   $123,158
                                $37,689    $90,987    $122,844                                    $0         $0         $0
SHORT DURATION GOVERNMENT BOND  $1,140,855 $1,165,144 $1,243,973 $0         $0         $0         $111,727   $120,454   $134,303
FUND                            $186,267   $223,107   $194,793                                    $0         $0         $0

                                               ADVISORY FEE PAID/                 BROKERAGE             ADMINISTRATIVE FEE PAID/
                                               ADVISORY FEE WAIVED            COMMISSIONS PAID         ADMINISTRATIVE FEE WAIVED

FUNDS                                       FOR THE FISCAL YEAR ENDED     FOR THE FISCAL YEAR ENDED    FOR THE FISCAL YEAR ENDED
                                                    APRIL 30,                     APRIL 30,                    APRIL 30,
                                           2007       2006       2005       2007     2006    2005      2007       2006       2005
MONEY MARKET FUND                       $7,857,103 $7,291,075 $9,291,279  $0       $0       $0      $1,153,395 $1,128,207 $1,222,658
                                        $1,997,627 $2,423,899 $4,051,548                            $0         $0         $0
TAX-FREE MONEY MARKET FUND              $474,831   $580,405   $813,678    $0       $0       $0      $69,752    $90,250    $107,174
                                        $211,636   $287,156   $478,383                              $0         $0         $0
U.S. GOVERNMENT MONEY MARKET FUND       $9,939,491 $8,913,335 $10,795,717 $0       $0       $0      $1,459,595 $1,379,381 $1,419,477
                                        $1,411,017 $1,787,967 $3,821,490                            $0         $0         $0
U.S. TREASURY MONEY MARKET FUND         $3,514,361 $3,382,149 $3,957,312  $0       $0       $0      $516,158   $524,111   $521,591
                                        $307,251   $479,644   $1,206,367                            $0         $0         $0
PENNSYLVANIA TAX FREE MONEY MARKET FUND $112,226   $117,848   $103,727    $0       $0       $0      $16,499    $18,201    $13,678
                                        $94,711    $101,951   $103,727                              $0         $0         $0
NEW YORK TAX FREE MONEY MARKET FUND     $504,300   $534,292   $833,120    $0       $0       $0      $74,070    $82,940    $109,457
                                        $136,988   $175,283   $351,550                              $0         $13,348    $0
PRIME MONEY MARKET FUND                 $1,234,136 $1,227,786 $1,398,722  $0       $0       $0      $181,232   $190,299   $184,590
                                        $541,015   $431,183   $702,160                              $0         $0         $0

*Reflects operations for the period from November 1, 2005 to April 30, 2006.

** For the Virginia Municipal Bond Fund, the advisory fee paid/  advisory fee waived, brokerage commissions paid, and administrative fee paid/ administrative fee waived information is for the fiscal year ending October 31, 2005.  These fees were paid by the predecessor Fund and to the predecessor's service providers and not to MTBIA.

12B-1 AND SHAREHOLDER SERVICES FEES

                                              FOR THE FISCAL YEAR ENDED APRIL 30, 2007

                                             SHAREHOLDER SERVICES FEES     12B-1 FEES
FUND                                        CLASS A    CLASS B CLASS C  CLASS A  CLASS B  CLASS C

INTERNATIONAL EQUITY FUND                          ---  $1,657   ---     $21,262   $6,783   ---

SMALL CAP GROWTH FUND                              ---  $5,852  $172    $121,021  $19,855  $546

SMALL CAP STOCK FUND                            $8,950  $3,468   ---      $5,775  $10.680   ---

MID CAP GROWTH FUND                           $2,741   $1,391    ---    $13,770   $4,370    ---

MID CAP STOCK FUND                            $5,996   $7,050    ---    $57,340  $21,183    ---

MULTI CAP GROWTH FUND                          ---     $11,545   ---    $34,039  $43,366    ---

LARGE CAP GROWTH FUND                         $2,281   $3,136    ---     $3,524   $9,407    ---

LARGE CAP STOCK FUND                           $82,585 $17,420   ---      $4,166  $52,414   ---

EQUITY INDEX FUND                                 $897  $1,655   ---     $11,136   $4,964   ---

LARGE CAP VALUE FUND                            $1,442  $3,275   ---     $15,152   $9,898   ---

EQUITY INCOME FUND                              $2,765    $798   ---      $9,818   $2,393   ---

BALANCED FUND                                       $0 $14,573   ---     $39,564  $52,650   ---

INTERMEDIATE TERM BOND FUND                     $2,273    $249   ---      $1,327     $905   ---

INCOME FUND                                       $901  $3,114   ---     $14,394  $10,187   ---

MANAGED ALLOCATION FUND-AGGRESSIVE GROWTH          ---     ---   ---         ---  $55,222   ---

MANAGED ALLOCATION FUND-MODERATE GROWTH        $53,055 $56,139   ---     $48,974 $168,422   ---

MANAGED ALLOCATION FUND-CONSERVATIVE GROWTH        ---     ---   ---         ---  $18,968   ---

SHORT-TERM CORPORATE BOND FUND                 $10      $108     ---      $225     $325     ---

MARYLAND MUNICIPAL BOND FUND                   ---     $4,470    ---    $49,527  $13,777    ---

PENNSYLVANIA MUNICIPAL BOND FUND               ---     $1,862    ---     $4,275   $6,607    ---

NEW YORK MUNICIPAL BOND FUND                 $46,377   $3,074    ---    $22,079   $9,722    ---

VIRGINIA MUNICIPAL BOND FUND                   ---       ---     ---    $42,875    ---      ---

U.S GOVERNMENT BOND FUND                        $2,312    $708   ---    $11,640   $2,179    ---

SHORT DURATION GOVERNMENT BOND FUND           $4,181    $120     ---     $4,521    $908     ---

TAX-FREE MONEY MARKET FUND                   $55,284     ---     ---    $31,841    ---      ---

U.S. GOVERNMENT MONEY MARKET FUND            $29,408     ---     ---     $1,562    ---      ---

PENNSYLVANIA TAX-FREE MONEY MARKET FUND        $565      ---     ---     $3,483    ---      ---

U.S. TREASURY MONEY MARKET FUND               $297,393     ---     ---       ---      ---     ---

MONEY MARKET FUND                           $1,870,473    $443     ---       ---   $1,178     ---

NEW YORK TAX-FREE MONEY MARKET FUND         $226,913       ---     ---       ---      ---     ---

                                  FOR THE FISCAL YEAR ENDED APRIL 30, 2007

                                     SHAREHOLDER SERVICES FEES                  12B-1 FEES
FUND                        CLASS S  CLASS A2  INSTITUTIONAL I INSTITUTIONAL CLASS S  CLASS A2  INSTITUTIONAL I INSTITUTIONAL II
                            SHARES    SHARES        CLASS        II CLASS   SHARES    SHARES        CLASS           CLASS

INTERNATIONAL EQUITY FUND        ---       ---        $192,721  ---              ---       ---             ---              ---

SMALL CAP GROWTH FUND            ---       ---        $114,403  ---              ---       ---             ---              ---

SMALL CAP STOCK FUND             ---       ---        $267,464  ---              ---       ---             ---              ---

MID CAP GROWTH FUND              ---       ---         $60,781  ---              ---       ---             ---              ---

MID CAP STOCK FUND               ---       ---        $101,198  ---              ---       ---             ---              ---

MULTI CAP GROWTH FUND            ---       ---         $18,095  ---              ---       ---             ---              ---

LARGE CAP GROWTH FUND            ---       ---         $37,228  ---              ---       ---             ---              ---

LARGE CAP STOCK FUND             ---       ---        $224,350  ---              ---       ---             ---              ---

EQUITY INDEX FUND                ---       ---             ---  ---              ---       ---             ---              ---

LARGE CAP VALUE FUND             ---       ---        $140,706  ---              ---       ---             ---              ---

EQUITY INCOME FUND               ---       ---         $36,656  ---              ---       ---             ---              ---

BALANCED FUND                    ---       ---         $12,294  ---              ---       ---             ---              ---

INTERMEDIATE TERM BOND FUND      ---       ---             ---  ---              ---       ---             ---              ---

INCOME FUND                      ---       ---         $39,731  ---              ---       ---             ---              ---

SHORT-TERM CORPORATE BOND        ---       ---             ---  ---              ---       ---             ---              ---
FUND

MARYLAND MUNICIPAL BOND          ---       ---             ---  ---              ---       ---             ---              ---
FUND

PENNSYLVANIA MUNICIPAL BOND      ---       ---             ---  ---              ---       ---             ---              ---
FUND

NEW YORK MUNICIPAL BOND          ---       ---             ---  ---              ---       ---             ---              ---
FUND

SHORT DURATION GOVERNMENT        ---       ---             ---  ---              ---       ---             ---              ---
BOND FUND
U.S. GOVERNMENT BOND FUND        ---       ---             ---  ---              ---       ---             ---              ---

MONEY MARKET FUND           $137,928   $37,146             ---  ---         $137,928       ---             ---         $544,184

TAX-FREE MONEY MARKET FUND       ---       ---             ---  ---              ---       ---             ---          $42,947

U.S. GOVERNMENT MONEY            ---       ---             ---  ---              ---       ---             ---         $953,930
MARKET FUND

U.S. TREASURY MONEY MARKET   $67,859       ---         $17,870  ---          $59,466       ---             ---         $551,813
FUND

PENNSYLVANIA TAX-FREE MONEY      ---       ---             ---  ---              ---       ---             ---           $1,191
MARKET FUND

NEW YORK TAX-FREE MONEY          ---       ---          $2,257  ---              ---       ---             ---              ---
MARKET FUND

PRIME MONEY MARKET FUND          ---       ---             ---  ---              ---       ---             ---              ---

-------------------------------------------------------------------------------
             |         |  FOR THE FISCAL YEAR ENDED APRIL 30, 2007
-------------------------------------------------------------------------------
             |         |   SHAREHOLDER SERVICES FEES   |  |    12B-1 FEES
-------------------------------------------------------------------------------
FUND         |         |CORPORATE SHARES   |  |  |        |CORPORATE SHARES| ||
-------------------------------------------------------------------------------
             |         |                   |  |  |  |     |                | ||
-------------------------------------------------------------------------------
PRIME MONEY MARKET FUND|     $132,943      |  |  |  |     |       $0       | ||
-------------------------------------------------------------------------------
             |         |                   |  |  |  |     |                | ||
-------------------------------------------------------------------------------


HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the SEC's standard method for calculating  performance  applicable to all mutual funds. The SEC  also  permits
this  standard  performance  information   to  be  accompanied  by  non-standard
performance information.

Share performance reflects the effect of non-recurring  charges, such as maximum sales charges, which, if excluded, would increase the total  return  and  yield.
The  performance  of  Shares  depends upon such variables as: portfolio quality;
average portfolio maturity; type  and  value of portfolio securities; changes in interest rates; changes or differences in  a  Fund's  or  any  class  of Shares'
expenses; and various other factors.

Share  performance  fluctuates  on  a  daily  basis largely because net earnings fluctuate daily. Both net earnings and offering  price  per Share are factors in the computation of yield and total return.

TOTAL RETURN
Total return represents the change (expressed as a percentage)  in  the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The  average  annual total return for Shares is the average compounded  rate  of return for a given  period that would equate a $10,000 initial investment to the ending redeemable value  of  that  investment.  The  ending  redeemable value is computed by multiplying the number of Shares owned at the end  of  the period by the  NAV per Share at the end of the period. The number of Shares owned  at  the end of the period is based on the number of Shares purchased at the beginning of the period  with  $10,000,  less  any applicable sales charge, adjusted over the period  by  any  additional Shares, assuming  the  annual  reinvestment  of  all dividends and distributions.  Total  returns  after  taxes  are  calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

When  Shares  of  a  Fund  are  in existence for less than a year, the Fund  may advertise cumulative total return  for that specific period of time, rather than annualizing the total return.

YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD
The yield of Shares of the Equity, Income, Managed Allocation and Balanced Funds
is calculated by dividing: (i) the net investment income per Share earned by the
Shares over a 30-day period; by (ii) the maximum offering price per Share on the last  day  of  the period. This number  is  then  annualized  using  semi-annual compounding. This  means  that  the amount of income generated during the 30-day period is assumed to be generated  each  month  over  a  12-month  period and is reinvested every six months.

The  yield  of  Shares  of  the Money Market Funds is based upon the seven  days ending on the day of the calculation,  called  the  "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base  period,  with  the net change  excluding  capital  changes  but  including  the value of any additional
Shares  purchased  with dividends earned from the original  one  Share  and  all dividends declared on  the  original  and any purchased Shares; dividing the net change in the account's value by the value  of  the  account at the beginning of the base period to determine the base period return; and  multiplying  the  base period  return  by  365/7.  The  effective  yield  of  the Money Market Funds is calculated by compounding the unannualized base-period return  by: adding one to the  base-period  return, raising the sum to the 365/7th power; and  subtracting one from the result.  The  tax-equivalent  yield of Shares of Maryland Municipal
Bond Fund, New York Tax-Free Money Market Fund,  New  York  Municipal  Bond Fund
,Pennsylvania  Municipal  Bond  Fund  and  the  Virginia  Municipal Bond Fund is
calculated similarly to the yield, but is adjusted to reflect  the taxable yield that  Shares  would  have  had  to  earn  to equal the actual yield, assuming  a specific tax rate. The yield, effective yield  and  tax-equivalent  yield do not necessarily  reflect  income  actually  earned  by  Shares  because  of  certain adjustments  required  by  the  SEC  and,  therefore,  may  not correlate to the dividends or other distributions paid to shareholders.

To  the  extent  investment  professionals  and  broker/dealers charge  fees  in connection with services provided in conjunction with  an  investment in Shares, the Share performance is lower for shareholders paying those fees.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
The information presented in the following tables uses the SEC's standard method for calculating performance.

Total returns are given for the period ended April 30, 2007.

Yield and Tax-Equivalent Yield are given for the 7-day and 30-day periods ended
April 30, 2007.


INTERNATIONAL EQUITY FUND                        30-DAY PERIOD     1 YEAR     5 YEARS  START OF
                                                                                       PERFORMANCE ON
                                                                                       2/9/1999

CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA                12.38%     12.82%   7.61%
After Taxes on Distributions                     NA                10.95%     12.04%   6.61%
After Taxes on Distributions and Sale of Shares  NA                8.69%      11.01%   6.15%
YIELD                                            NA                NA         NA       NA

CLASS B SHARES:                                  30-DAY PERIOD     1 YEAR              START OF
                                                                                       PERFORMANCE ON
                                                                              5 YEARS  1/10/2001
TOTAL RETURN
Before Taxes                                     NA                13.01%     12.98%   8.16%
After Taxes on Distributions                     NA                11.64%     12.31%   7.58%
After Taxes on Distributions and Sale of Shares  NA                9.12%      11.24%   6.96%
YIELD                                            NA                NA         NA       NA
INSTITUTIONAL I SHARES:                          30-DAY PERIOD  1-YEAR                 START OF
                                                                                       PERFORMANCE ON
                                                                                       8/18/2003
TOTAL RETURN
Before Taxes                                     NA            18.93%                  21.54%
After Taxes on Distributions                     NA            17.39%                  20.48%
After Taxes on Distributions and Sale of Shares  NA            13.00%                  18.67%
YIELD                                            NA            NA                      NA

SMALL CAP GROWTH FUND                            30-DAY PERIOD      1 YEAR      5 YEARS      10 YEARS

CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA                 2.11%       6.24%        16.62%
After Taxes on Distributions                     NA                 (2.56)%     4.65%        13.59%
After Taxes on Distributions and Sale of Shares  NA                 1.73%       4.47%        12.94%
YIELD                                            NA                 NA          NA           NA

CLASS B SHARES:                                  30-DAY PERIOD      1 YEAR      5 YEARS      10 YEARS
TOTAL RETURN
Before Taxes                                     NA                 2.74%       6.34%        16.56%
After Taxes on Distributions                     NA                 (2.50)%     4.63%        13.50%
After Taxes on Distributions and Sale of Shares  NA                 2.08%       4.49%        12.89%
YIELD                                            NA                 NA          NA           NA
CLASS C SHARES:                                  30-DAY PERIOD      1 YEAR      5 YEARS      10 YEARS
TOTAL RETURN
Before Taxes                                     NA                 7.15%       7.05%        16.42%
After Taxes on Distributions                     NA                 2.06%       5.40%        15.51%
After Taxes on Distributions and Sale of Shares  NA                 5.04%       5.15%        14.41%
YIELD                                            NA                 NA          NA           NA
INSTITUTIONAL I SHARES:                              30-DAY PERIOD      1 YEAR      5 YEARS      10 YEARS
TOTAL RETURN
Before Taxes                                         NA                 8.22%       7.61%        17.45%
After Taxes on Distributions                         NA                 3.26%       6.00%        14.41%
After Taxes on Distributions and Sale of Shares      NA                 5.62%       5.65%        13.71%
YIELD                                                NA                 NA          NA           NA

SMALL CAP STOCK FUND                             30-DAY PERIOD     1 YEAR   5 YEARS       10 YEARS

CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA                1,95%    11.10%        10.84%
After Taxes on Distributions                     NA                (3.35)%  7.65%         7.73%
After Taxes on Distributions and Sale of Shares  NA                5.72%    8.31%         7.91%
YIELD                                            NA                NA       NA            NA

CLASS B SHARES:                                  30-DAY PERIOD     1 YEAR   5 YEARS  START OF
                                                                                     PERFORMANCE ON
                                                                                     1/10/2001
TOTAL RETURN
Before Taxes                                     NA                3.44%    11.32%   10.69%
After Taxes on Distributions                     NA                (2.48)%  7.70%    7.73%
After Taxes on Distributions and Sale of Shares  NA                7.24%    8.47%    8.21%
YIELD                                            NA                NA       NA       NA
INSTITUTIONAL I SHARES:                          30-DAY PERIOD  1-YEAR      START OF
                                                                            PERFORMANCE ON
                                                                            8/18/2003
TOTAL RETURN
Before Taxes                                     NA            8.05%        15.78%
After Taxes on Distributions                     NA            2.42%        12.48%
After Taxes on Distributions and Sale of Shares  NA            9.95%        12.79%
YIELD                                            NA            NA           NA

MID CAP GROWTH FUND                              30-DAY PERIOD  1 YEAR      5 YEARS  10 YEARS

CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA             0.76%       8.30%    11.26%
After Taxes on Distributions                     NA             (1.53)%     7.40%    9.55
After Taxes on Distributions and Sale of Shares  NA             2.65%       7.04%    9.22%
YIELD                                            NA             NA          NA       NA
CLASS B SHARES:                                  30-DAY PERIOD              START OF
                                                                            PERFORMANCE ON
                                                                1 YEAR      8/25/2003
TOTAL RETURN
Before Taxes                                     NA             1.33%       13.86%
After Taxes on Distributions                     NA             (1.13)%     12.52%
After Taxes on Distributions and Sale of Shares  NA                         11.81%
                                                                3.19%
YIELD                                            NA             NA          NA

INSTITUTIONAL I SHARES:                          30-DAY PERIOD  1 YEAR      5 YEARS  10 YEARS

TOTAL RETURN
Before Taxes                                     NA             6.83%       9.69%    12.17%
After Taxes on Distributions                     NA             4.42%       8.77%    10.45%
After Taxes on Distributions and Sale of Shares  NA             6.69%       8.26%    10.06%
YIELD                                            0.14%          NA          NA       NA

MID CAP STOCK FUND                               30-DAY PERIOD         1 YEAR         5 YEARS         10 YEARS

CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA                    5.89%          8.59%           8.59%
After Taxes on Distributions                     NA                    3.75%          7.21%           6.49%
After Taxes on Distributions and Sale of Shares  NA                    5.99%          6.99%           6.39%
YIELD                                            0.24%                 NA             NA              NA

CLASS B SHARES:                                  30-DAY PERIOD         1 YEAR         5 YEARS  START OF
                                                                                               PERFORMANCE ON
                                                                                               3/16/2000
TOTAL RETURN
Before Taxes                                     NA                    6.24%          8.58%    7.95%
After Taxes on Distributions                     NA                    3.98%          7.12%    6.31%
After Taxes on Distributions and Sale of Shares  NA                    6.43%          6.96%    6.18%
YIELD                                            NA                    NA             NA       NA
INSTITUTIONAL I SHARES:                              30-DAY PERIOD         1 YEAR                  START OF
                                                                                                   PERFORMANCE ON
                                                                                                   8/18/2003
TOTAL RETURN
Before Taxes                                         NA                    12.10%                  16.35%
After Taxes on Distributions                         NA                    9.84%                   14.36%
After Taxes on Distributions and Sale of Shares      NA                    10.15%                  13.57%
YIELD                                                0.39%                 NA                      NA

MULTI CAP GROWTH FUND                            30-DAY PERIOD  1 YEAR  5 YEARS  10 YEARS

CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA             4.54%   4.72%    7.62%
After Taxes on Distributions                     NA             4.54%   4.72%    6.51%
After Taxes on Distributions and Sale of Shares  NA             2.95%   4.06%    6.09%
YIELD                                            0.07%          NA      NA       NA

CLASS B SHARES:                                  30-DAY PERIOD  1 YEAR  5 YEARS  10 YEARS
TOTAL RETURN
Before Taxes                                     NA             4.76%   4.84%    7.26%
After Taxes on Distributions                     NA             4.76%   4.84%    6.16%
After Taxes on Distributions and Sale of Shares  NA             3.09%   4.17%    5.79%
YIELD                                            NA             NA      NA       NA
INSTITUTIONAL I SHARES:                          30-Day Period  1 Year  5 Years  10 Years
TOTAL RETURN
Before Taxes                                     NA             10.74%  6.09%    8.38%
After Taxes on Distributions                     NA             10.74%  6.08%    7.26%
After Taxes on Distributions and Sale of Shares  NA             6.98%   5.26%    6.78%
YIELD                                            0.06%          NA      NA       NA

LARGE CAP GROWTH FUND                            30-DAY PERIOD   1 YEAR                     START OF
                                                                                            PERFORMANCE ON
                                                                                5 YEARS     3/19/2000

CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA              5.81%          2.12%       (1.79)%
After Taxes on Distributions                     NA              5.81%          2.12%       (1.79)%
After Taxes on Distributions and Sale of Shares  NA              3.78%          1.82%       (1.51)%
YIELD                                            0.11%           NA             NA          NA

CLASS B SHARES:                                  30-DAY PERIOD   1 YEAR                     START OF
                                                                                            PERFORMANCE ON
                                                                                5 YEARS     4/6/2000
TOTAL RETURN
Before Taxes                                     NA              6.15%          2.11%       (2.25)%
After Taxes on Distributions                     NA              6.15%          2.11%       (2.26)%
After Taxes on Distributions and Sale of Shares  NA              4.00%          1.81%       (1.90)%
YIELD                                            NA              NA             NA          NA
INSTITUTIONAL I SHARES:                          30-DAY PERIOD                      START OF
                                                                                    PERFORMANCE ON
                                                                                    8/18/2003
                                                                     1-YEAR
TOTAL RETURN
Before Taxes                                     NA                  12.09%         7.94%
After Taxes on Distributions                     NA                  12.05%         7.91%
After Taxes on Distributions and Sale of Shares  NA                                 6.84%
                                                                     7.91%
YIELD                                            0.24%               NA             NA

LARGE CAP STOCK FUND                             30-DAY PERIOD  1 YEAR      5 YEARS      10 YEARS

CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA             5.23%       3.54%        5.18%
After Taxes on Distributions                     NA             4.82%       2.77%        3.28%
After Taxes on Distributions and Sale of Shares  NA             3.90%       2.87%        3.67%
YIELD                                            0.49%          NA          NA           NA

CLASS B SHARES:                                  30-DAY PERIOD  1 YEAR      5 YEARS  10 YEARS
TOTAL RETURN
Before Taxes                                     NA             5.56%       3.61%    4.84%
After Taxes on Distributions                     NA             5.22%       2.88%    2.98%
After Taxes on Distributions and Sale of Shares  NA             4.04%       2.96%    3.43%
YIELD                                            NA             NA          NA       NA
INSTITUTIONAL I SHARES:                          30-DAY PERIOD      1 YEAR  5 YEARS      10 YEARS
TOTAL RETURN
Before Taxes                                     NA                 11.65%  4.89%        6.00%
After Taxes on Distributions                     NA                 11.20%  4.04%        4.04%
After Taxes on Distributions and Sale of Shares  NA                 8.14%   4.01%        4.37%
YIELD                                            0.64%              NA      NA           NA

EQUITY INDEX FUND                                30-DAY PERIOD  1 YEAR      5 YEARS  START OF
                                                                                     PERFORMANCE ON
                                                                                     11/3/1997

CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA             8.23%       6.62%    5.60%
After Taxes on Distributions                     NA             7.94%       6.37%    4.74%
After Taxes on Distributions and Sale of Shares  NA             5.53%       5.63%    4.50%
YIELD                                                           NA          NA       NA
CLASS B SHARES:                                  30-DAY PERIOD              START OF
                                                                            PERFORMANCE ON
                                                                1 YEAR      8/25/2003
TOTAL RETURN
Before Taxes                                     NA             8.72%       11.36%
After Taxes on Distributions                     NA             8.58%       11.22%
After Taxes on Distributions and Sale of Shares  NA             5.77%       9.81%
YIELD                                            0.57%          NA          NA

INSTITUTIONAL I SHARES:                          30-DAY PERIOD  1 YEAR      5 YEARS
                                                                                     START OF
                                                                                     PERFORMANCE ON
                                                                                     10/1/1997
TOTAL RETURN
Before Taxes                                     NA             14.81%      8.12%    6.22%
After Taxes on Distributions                     NA             14.44%      7.78%    5.28%
After Taxes on Distributions and Sale of Shares  NA             9.86%       6.91%    5.00%
YIELD                                            1.54%          NA          NA       NA

LARGE CAP VALUE FUND                             30-DAY PERIOD     1 YEAR   5 YEARS      START OF
                                                                                         PERFORMANCE ON
                                                                                         9/26/1997

CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA                9.75%    7.85%        5.68%
After Taxes on Distributions                     NA                8.39%    7.24%        4.88%
After Taxes on Distributions and Sale of Shares  NA                7.57%    6.64%        4.54%
YIELD                                            0.69%             NA       NA           NA

CLASS B SHARES:                                  30-DAY PERIOD     1 YEAR   5 YEARS  START OF
                                                                                     PERFORMANCE ON
                                                                                     12/11/1999
TOTAL RETURN
Before Taxes                                     NA                10.01%   7.81%    5.18%
After Taxes on Distributions                     NA                8.81%    7.37%    4.53%
After Taxes on Distributions and Sale of Shares  NA                7.74%    6.70%    4.20%
YIELD                                            NA                NA       NA       NA
INSTITUTIONAL I SHARES:                          30-DAY PERIOD                       START OF
                                                                                     PERFORMANCE ON
                                                                        1_YEAR       8/18/2003
TOTAL RETURN
Before Taxes                                     NA                    15.92%        15.47%
After Taxes on Distributions                     NA                    14.51%        14.67%
After Taxes on Distributions and Sale of Shares  NA                                  13.31%
                                                                       11.65%
YIELD                                            0.86%                 NA            NA

EQUITY INCOME FUND                               30-DAY PERIOD      1 YEAR     5 YEARS  START OF
                                                                                        10 YEARS

CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA                 12.62%     6.21%    6.72%
After Taxes on Distributions                     NA                 9.55%      4.39%    4.68%
After Taxes on Distributions and Sale of Shares  NA                 9.34%      4.71%    4.89%
YIELD                                            1.44%              NA         NA       NA
CLASS B SHARES:                                  30-DAY PERIOD                 START OF
                                                                               PERFORMANCE ON
                                                                    1 YEAR     8/25/2003
TOTAL RETURN
Before Taxes                                     NA                 13.27%     13.21%
After Taxes on Distributions                     NA                 10.27%     10.85%
After Taxes on Distributions and Sale of Shares  NA                 9.81%      10.65%
YIELD                                            0.79%              NA         NA
INSTITUTIONAL I SHARES:                          30-DAY PERIOD  1 YEAR         5 YEARS  10 YEARS
TOTAL RETURN
Before Taxes                                     NA             19.37%         7.64%    7.51%
After Taxes on Distributions                     NA             16.03%         5.71%    5.39%
After Taxes on Distributions and Sale of Shares  NA             13.80%         5.90%    5.55%
YIELD                                            1.65%          NA             NA       NA

BALANCED FUND                                    30-DAY PERIOD  1 YEAR  5 YEARS  10 YEARS

CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA             6.05%   3.70%    6.70%
After Taxes on Distributions                     NA             5.49%   3.30%    5.41%
After Taxes on Distributions and Sale of Shares  NA             4.10%   2.98%    5.12%
YIELD                                            2.38%          NA      NA       NA

CLASS B SHARES:                                  30-DAY PERIOD  1 YEAR  5 YEARS  10 YEARS
TOTAL RETURN
Before Taxes                                     NA             6.41%   3.79%    6.40%
After Taxes on Distributions                     NA             6.03%   3.58%    5.30%
After Taxes on Distributions and Sale of Shares  NA             4.27%   3.15%    4.99%
YIELD                                            1.63%          NA      NA       NA
INSTITUTIONAL I SHARES:                          30-DAY PERIOD  1 YEAR  5 YEARS  10 YEARS
TOTAL RETURN
Before Taxes                                     NA             12.32%  5.06%    7.46%
After Taxes on Distributions                     NA             11.69%  4.60%    6.11%
After Taxes on Distributions and Sale of Shares  NA             8.20%   4.13%    5.77%
YIELD                                            2.50%          NA      NA       NA

MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH      30-DAY PERIOD  1 YEAR                 START OF
                                                                                       PERFORMANCE ON
                                                                           5 YEARS     2/18/1999

CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA             6.61%      6.06%       3.85%
After Taxes on Distributions                     NA             5.08%      5.33%       3.11%
After Taxes on Distributions and Sale of Shares  NA             5.67%      5.03%       3.01%
YIELD                                            0.94%          NA         NA          NA

CLASS B SHARES:                                  30-DAY PERIOD  1 YEAR     START OF PERFORMANCE ON 4/30/2002
TOTAL RETURN
Before Taxes                                     NA             6.59%      6.13%
After Taxes on Distributions                     NA             5.06%      5.43%
After Taxes on Distributions and Sale of Shares  NA             5.74%      5.11%
YIELD                                            0.43%          NA         NA

MANAGED ALLOCATION FUND - MODERATE GROWTH        30-DAY PERIOD  1 YEAR                 START OF
                                                                                       PERFORMANCE ON
                                                                           5 YEARS     2/4/1999

CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA             4.89%      4.76%       3.72%
After Taxes on Distributions                     NA             3.43%      4.00%       2.78%
After Taxes on Distributions and Sale of Shares  NA             4.29%      3.84%       2.73%
YIELD                                            1.70%          NA         NA          NA

CLASS B SHARES:                                  30-DAY PERIOD  1 YEAR     START OF PERFORMANCE ON 4/30/2002
TOTAL RETURN
Before Taxes                                     NA             3.94%      4.54%
After Taxes on Distributions                     NA             2.51%      3.91%
After Taxes on Distributions and Sale of Shares  NA             3.73%      3.72%
YIELD                                            1.04%          NA         NA

MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH    30-DAY PERIOD  1 YEAR                 START OF
                                                                                       PERFORMANCE ON
                                                                           5 YEARS     2/3/1999

CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA             3.06%      3.28%       3.17%
After Taxes on Distributions                     NA             1.65%      2.36%       2.02%
After Taxes on Distributions and Sale of Shares  NA             2.57%      2.37%       2.06%
YIELD                                            2.36%          NA         NA          NA

CLASS B SHARES:                                  30-DAY PERIOD  1 YEAR     START OF PERFORMANCE ON 4/30/2002
TOTAL RETURN
Before Taxes                                     NA             1.73%      3.09%
After Taxes on Distributions                     NA             0.46%      2.37%
After Taxes on Distributions and Sale of Shares  NA             1.73%      2.33%
YIELD                                            1.90%          NA         NA

INTERMEDIATE-TERM BOND FUND                      30-DAY PERIOD                  START OF
                                                                                PERFORMANCE ON
                                                                1 YEAR          8/18/2003

CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA             1.46%           2.14%
After Taxes on Distributions                     NA             (0.04)%         0.57%
After Taxes on Distributions and Sale of Shares  NA             0.92%           0.92%
YIELD                                            4.21%          NA              NA
CLASS B SHARES:                                  30-DAY PERIOD                  START OF
                                                                                PERFORMANCE ON
                                                                1 YEAR          8/18/2003
TOTAL RETURN
Before Taxes                                     NA             0.41%           1.81%
After Taxes on Distributions                     NA             (0.88)%         0.50%
After Taxes on Distributions and Sale of Shares  NA             0.25%           0.80%
YIELD                                            3.56%          NA              NA
INSTITUTIONAL I SHARES:                          30-DAY PERIOD  1 YEAR      5 YEARS     START OF
                                                                                        PERFORMANCE ON
                                                                                        11/18/1996
TOTAL RETURN
Before Taxes                                     NA             6.42%       4.56%       5.12%
After Taxes on Distributions                     NA             4.77%       2.94%       3.12%
After Taxes on Distributions and Sale of Shares  NA             4.15%       2.96%       3.14%
YIELD                                            4.56%          NA          NA          NA

INCOME FUND                                      30-DAY PERIOD  1 YEAR   5 YEARS  10 YEARS

CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA             1.88%    3.21%    4.74%
After Taxes on Distributions                     NA             0.25%    1.63%    2.78%
After Taxes on Distributions and Sale of Shares  NA             1.21%    1.85%    2.86%
YIELD                                            4.59%          NA       NA       NA

CLASS B SHARES:                                  7-DAY PERIOD   1 YEAR   5 YEARS  10 YEARS
TOTAL RETURN
Before Taxes                                     NA             1.03%    3.13%    4.53%
After Taxes on Distributions                     NA             (0.42)%  1.77%    2.78%
After Taxes on Distributions and Sale of Shares  NA             0.67%    1.92%    2.82%
YIELD                                            3.95%          NA       NA       NA
INSTITUTIONAL I SHARES:                          30-DAY PERIOD  1 YEAR   5 YEARS  10 YEARS
TOTAL RETURN
Before Taxes                                     NA             7.03%    4.42%    5.43%
After Taxes on Distributions                     NA             5.23%    2.72%    3.38%
After Taxes on Distributions and Sale of Shares  NA             4.56%    2.82%    3.41%
YIELD                                            4.96%          NA       NA       NA

SHORT-TERM CORPORATE BOND FUND                   30-DAY PERIOD                  START OF
                                                                                PERFORMANCE ON
                                                                1 YEAR          8/25/2003

CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA             1.85%           1.72%
After Taxes on Distributions                     NA             0.53%           0.74%
After Taxes on Distributions and Sale of Shares  NA             1.19%           0.89%
YIELD                                            4.25%          NA              NA
SHORT-TERM CORPORATE BOND FUND                   30-DAY PERIOD                  START OF
                                                                                PERFORMANCE ON
                                                                1 YEAR          8/25/2003
CLASS B SHARES:
TOTAL RETURN
Before Taxes                                     NA             (0.85)%         0.98%
After Taxes on Distributions                     NA             (1.92)%         0.27%
After Taxes on Distributions and Sale of Shares  NA             0.57%           0.42%
YIELD                                            3.53%          NA              NA
INSTITUTIONAL I SHARES:                          30-DAY PERIOD  1 YEAR      5 YEARS     10 YEARS
TOTAL RETURN
Before Taxes                                     NA             5.18%       3.17%       4.14%
After Taxes on Distributions                     NA             3.75%       2.05%       2.52%
After Taxes on Distributions and Sale of Shares  NA             3.35%       2.05%       2.53%
YIELD                                            4.53%          NA          NA          NA

MARYLAND MUNICIPAL BOND FUND                     30-DAY PERIOD  1 YEAR   5 YEARS  10 YEARS

CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA             0.06%    3.20%    4.18%
After Taxes on Distributions                     NA             0.02%    3.18%    4.12%
After Taxes on Distributions and Sale of Shares  NA             1.42%    3.30%    4.15%
YIELD                                            3.37%          NA       NA       NA
TAX-EQUIVALENT YIELD                             5.91%          NA       NA       NA
CLASS B SHARES:                                  30-DAY PERIOD  1 YEAR   5 YEARS  10 YEARS
TOTAL RETURN
Before Taxes                                     NA             (1.20)%  3.00%    5.14%
After Taxes on Distributions                     NA             (1.24)%  2.97%    5.08%
After Taxes on Distributions and Sale of Shares  NA             0.34%    3.02%    5.08%
YIELD                                            2.63%          NA       NA       NA
TAX-EQUIVALENT YIELD                             4.61%          NA       NA       NA
INSTITUTIONAL I SHARES:                          30-DAY PERIOD  1 YEAR   5 YEARS  10 YEARS
TOTAL RETURN
Before Taxes                                     NA             4.84%    4.31%    4.84%
After Taxes on Distributions                     NA             4.80%    4.28%    4.78%
After Taxes on Distributions and Sale of Shares  NA             4.63%    4.29%    4.76%
YIELD                                            3.63%          NA       NA       NA
TAX-EQUIVALENT YIELD                             6.36%          NA       NA       NA

PENNSYLVANIA MUNICIPAL BOND FUND                 30-DAY PERIOD  1 YEAR   5 YEARS  10 YEARS

CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA             (0.20)%  2.28%    3.74%
After Taxes on Distributions                     NA             (0.20)%  2.77%    3.70%
After Taxes on Distributions and Sale of Shares  NA             1.10%    2.90%    3.74%
YIELD                                            3.16%          NA       NA       NA
TAX-EQUIVALENT YIELD                             5.11%          NA       NA       NA
CLASS B SHARES:                                  30-DAY PERIOD  1 YEAR   5 YEARS   10 YEARS
TOTAL RETURN
Before Taxes                                     NA             (1.53)%  2.56%    4.43%
After Taxes on Distributions                     NA             (1.54)%  2.56%    4.39%
After Taxes on Distributions and Sale of Shares  NA             (0.03)%  2.62%    4.40%
YIELD                                            2.42%          NA       NA       NA
TAX-EQUIVALENT YIELD                             3.91%          NA       NA       NA
INSTITUTIONAL I SHARES:                          30-DAY PERIOD  1 YEAR   5 YEARS  10 YEARS
TOTAL RETURN
Before Taxes                                     NA             4.56%    3.82%    4.34%
After Taxes on Distributions                     NA             4.56%    3.81%    4.31%
After Taxes on Distributions and Sale of Shares  NA             4.28%    3.82%    4.29%
YIELD                                            3.41%          NA       NA       NA
TAX-EQUIVALENT YIELD                             5.51%          NA       NA       NA

NEW YORK MUNICIPAL BOND FUND                     30-DAY PERIOD  1 YEAR      5 YEARS          10 YEARS

CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA             0.39%       3.30%            4.39%
After Taxes on Distributions                     NA             0.39%       3.25%            4.32%
After Taxes on Distributions and Sale of Shares  NA             1.54%       3.35%            4.32%
YIELD                                            3.43%          NA          NA               NA
TAX-EQUIVALENT YIELD                             5.90%          NA          NA               NA
                                                 30-DAY PERIOD              START OF PERFORMANCE ON 8/18/2003

                                                                1 YEAR
CLASS B SHARES:
TOTAL RETURN
Before Taxes                                     NA             (0.77)%     2.60%
After Taxes on Distributions                     NA             (0.77)%     2.53%
After Taxes on Distributions and Sale of Shares  NA             0.54%       2.62%
YIELD                                            2.76%          NA          NA
TAX-EQUIVALENT YIELD                             4.75%          NA          NA
INSTITUTIONAL I SHARES:                          30-DAY PERIOD              START OF
                                                                            PERFORMANCE ON
                                                                1 YEAR      8/18/2003
TOTAL RETURN
Before Taxes                                     NA             5.26%       4.35%
After Taxes on Distributions                     NA             5.26%       4.28%
After Taxes on Distributions and Sale of Shares  NA             4.82%       4.26%
YIELD                                            3.75%          NA          NA
TAX-EQUIVALENT YIELD                             6.45%          NA          NA

VIRGINIA MUNICIPAL BOND FUND*                    30-DAY PERIOD  1 YEAR   5 YEARS  10 YEARS

CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA             (0.19)%  3.02%    4.23%
After Taxes on Distributions                     NA             (0.34)%  2.92%    4.14%
After Taxes on Distributions and Sale of Shares  NA             1.35%    3.13%    4.21%
YIELD                                            3.44%          NA       NA       NA
TAX-EQUIVALENT YIELD                             5.81%          NA       NA       NA

*The MTB Virginia Municipal Bond Fund is the successor to the  FBR Virginia Tax-
Free  Portfolio  pursuant  to  a reorganization that took place on February  24,
2006. The information presented  for  the  periods prior to February 24, 2006 is historical information for the FBR Virginia Tax-Free Portfolio.

U.S. GOVERNMENT BOND FUND                        30-DAY PERIOD     1 YEAR   5 YEARS          10 YEARS

CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA                1.66%    3.10%            5.00%
After Taxes on Distributions                     NA                0.14%    1.49%            2.91%
After Taxes on Distributions and Sale of Shares  NA                1.05%    1.69%            2.97%
YIELD                                            3.98%             NA       NA               NA
CLASS B SHARES:                                  30-DAY PERIOD     1 YEAR   START OF PERFORMANCE ON 8/18/2003
TOTAL RETURN
Before Taxes                                     NA                0.44%    1.72%
After Taxes on Distributions                     NA                (0.78)%  0.55%
After Taxes on Distributions and Sale of Shares  NA                0.27%    0.78%
YIELD                                            3.32%             NA       NA
INSTITUTIONAL I SHARES:                          30-DAY PERIOD              START OF
                                                                            PERFORMANCE ON
                                                                   1 YEAR   8/18/2003
TOTAL RETURN
Before Taxes                                     NA                6.49%    3.55%
After Taxes on Distributions                     NA                4.89%    2.01%
After Taxes on Distributions and Sale of Shares  NA                4.19%    2.13%
YIELD                                                4.32%             NA       NA

SHORT DURATION GOVERNMENT BOND FUND              30-DAY PERIOD  1 YEAR      START OF
                                                                            PERFORMANCE ON
                                                                            8/18/2003

CLASS A SHARES
TOTAL RETURN
Before Taxes                                     NA             2.05%       1.67%
After Taxes on Distributions                     NA             0.75%       0.68%
After Taxes on Distributions and Sale of Shares  NA             1.31%       0.84%
YIELD                                            3.91%          NA          NA
CLASS B SHARES:                                  30-DAY PERIOD              START OF
                                                                            PERFORMANCE ON
                                                                1 YEAR      8/18/2003
TOTAL RETURN
Before Taxes                                     NA             (0.49)%     0.95%
After Taxes on Distributions                     NA             (1.60)%     0.22%
After Taxes on Distributions and Sale of Shares  NA             (0.33)%     0.38%
YIELD                                            3.18%          NA          NA
INSTITUTIONAL I SHARES                           30-DAY PERIOD  1 YEAR          5 YEARS  10 YEARS
TOTAL RETURN
Before Taxes                                     NA             5.40%           2.92%    4.18%
After Taxes on Distributions                     NA             3.97%           1.72%    2.46%
After Taxes on Distributions and Sale of Shares  NA             3.49%           1.78%    2.50%
YIELD                                            4.18%          NA              NA       NA

PENNSYLVANIA TAX-FREE MONEY MARKET FUND  7-DAY PERIOD                    START OF
                                                                         PERFORMANCE ON
                                                                         8/25/2003
                                                          1 YEAR

CLASS A SHARES:
TOTAL RETURN
Before Taxes                             NA               2.81%          1.54%
YIELD                                    3.06%            NA             NA
TAX-EQUIVALENT YIELD                     4.94%            NA             NA
INSTITUTIONAL I SHARES:                  7-DAY PERIOD     1 YEAR         5 YEARS  START OF
                                                                                  PERFORMANCE ON
                                                                                  MAY 1, 2001
TOTAL RETURN
Before Taxes                             NA               3.03%          1.49%    1.50%
YIELD                                    3.26%            NA             NA       NA
TAX-EQUIVALENT YIELD                     5.26%            NA             NA       NA
INSTITUTIONAL II SHARES:                 7-DAY PERIOD            5 YEARS START OF
                                                                         PERFORMANCE ON
                                                          1 YEAR         5/11/2001
TOTAL RETURN
Before Taxes                             NA               2.97%  1.48%   1.48%
YIELD                                    3.16%            NA     NA      NA
TAX-EQUIVALENT YIELD                     5.10%            NA     NA      NA

NEW YORK TAX-FREE MONEY MARKET FUND  7-DAY PERIOD     1 YEAR          5 YEARS       10 YEARS

CLASS A SHARES:
TOTAL RETURN                         NA               2.86%           1.42%         2.11%
YIELD                                3.10%            NA              NA            NA
TAX-EQUIVALENT YIELD                 5.33%            NA              NA            NA
INSTITUTIONAL I SHARES:              7-DAY PERIOD     1 YEAR   START OF PERFORMANCE ON 8/18/2003
TOTAL RETURN                         NA               3.08%    1.74%
YIELD                                3.35%            NA       NA
TAX-EQUIVALENT YIELD                 5.76%            NA       NA

MONEY MARKET FUND         7-DAY PERIOD          1 YEAR           5 YEARS                     10 YEARS

CLASS A SHARES
TOTAL RETURN              NA                    4.72%            2.04%                       3.32%
YIELD                     4.61%                 NA               NA                          NA
CLASS B SHARES:           7-DAY PERIOD                           START OF PERFORMANCE ON 8/18/2003

                                                    1 YEAR
TOTAL RETURN              NA                        4.01%        2.08%
YIELD                     3.85%                     NA           NA
CLASS S SHARES:           7-DAY PERIOD  1 YEAR                               START OF PERFORMANCE ON 6/8/1998
                                                         5 YEARS
TOTAL RETURN              NA            4.40%            1.82%               2.86%
YIELD                     4.35%         NA               NA                  NA
CLASS A2 SHARES:          7-DAY PERIOD          1 YEAR        5 YEARS        START OF PERFORMANCE ON 9/4/2001
TOTAL RETURN              NA                    4.83%        2.18%           2.14%
YIELD                     4.80%                 NA           NA              NA
INSTITUTIONAL I SHARES:   7-DAY PERIOD                                       START OF PERFORMANCE ON 8/18/2003
                                                 1 YEAR
TOTAL RETURN              NA                    4.92%                        2.80%
YIELD                     4.85%                 NA                           NA
INSTITUTIONAL II SHARES:  7-DAY PERIOD                                       START OF PERFORMANCE ON 8/18/2003
                                                 1 YEAR
TOTAL RETURN              NA                    4.82%                        2.71%
YIELD                     4.75%                 NA                           NA

----------------------------------------------------------------------
|PRIME MONEY MARKET FUND||7-DAY PERIOD||1 YEAR|   |        ||10 YEARS|
|                       ||            ||      |   | 5 YEARS||        |
----------------------------------------------------------------------
|CORPORATE SHARES:      ||            ||      |   |        ||        |
----------------------------------------------------------------------
|TOTAL RETURN           ||NA          ||4.94% |   |2.35%   ||3.55%   |
----------------------------------------------------------------------
|YIELD                  ||4.86%       ||NA    |   |NA      ||NA      |
----------------------------------------------------------------------

---------------------------------------------------------------------
|TAX-FREE MONEY MARKET FUND||7-DAY PERIOD||1 YEAR||5 YEARS||10 YEARS|
---------------------------------------------------------------------
|CLASS A SHARES:           ||            ||      ||       ||        |
---------------------------------------------------------------------
|TOTAL RETURN              ||            ||      ||       ||        |
---------------------------------------------------------------------
|Before Taxes              ||NA          ||2.78% ||1.36%  ||2.06%   |
---------------------------------------------------------------------
|YIELD                     ||3.02%       ||NA    ||NA     ||NA      |
---------------------------------------------------------------------
|TAX-EQUIVALENT YIELD      ||4.65%       ||NA    ||NA     ||NA      |
---------------------------------------------------------------------
|INSTITUTIONAL I SHARES:   ||7-DAY PERIOD||1 YEAR||5 YEARS||10 YEARS|
---------------------------------------------------------------------
|TOTAL RETURN              ||            ||      ||       ||        |
---------------------------------------------------------------------
|Before Taxes              ||NA          ||3.19% ||1.66%  ||2.34%   |
---------------------------------------------------------------------
|YIELD                     ||3.42%       ||NA    ||NA     ||NA      |
---------------------------------------------------------------------
|TAX-EQUIVALENT YIELD      ||5.26%       ||NA    ||NA     ||NA      |
---------------------------------------------------------------------
|INSTITUTIONAL II SHARES:  ||7-DAY PERIOD||1 YEAR||5 YEARS||10 YEARS|
---------------------------------------------------------------------
|TOTAL RETURN              ||            ||      ||       ||        |
---------------------------------------------------------------------
|Before Taxes              ||NA          ||3.04% ||1.56%  ||2.26%   |
---------------------------------------------------------------------
 YIELD                       3.27%         NA      NA       NA
---------------------------------------------------------------------
 TAX-EQUIVALENT YIELD        5.03%         NA      NA       NA
---------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND  7-DAY PERIOD   1 YEAR  5 YEARS  START OF PERFORMANCE ON 7/7/1997

CLASS A SHARES:
TOTAL RETURN                       NA             4.53%   2.04%    3.27%
YIELD                              4.53%          NA      NA       NA
INSTITUTIONAL I SHARES:            7-DAY PERIOD   1 YEAR  5 YEARS  10 YEARS
TOTAL RETURN
Before Taxes                       NA             4.83%   2.32%    3.57%
YIELD                              4.78%          NA      NA       NA
INSTITUTIONAL II SHARES:           7-DAY PERIOD   1 YEAR  5 YEARS  10 YEARS
TOTAL RETURN
Before Taxes                       NA             4.74%   2.25%    3.50%
YIELD                              4.68%          NA      NA       NA

U.S. TREASURY MONEY MARKET FUND  7-DAY PERIOD     1 YEAR   5 YEARS  10 YEARS

CLASS A SHARES:
TOTAL RETURN                     NA               4.42%    1.93%    3.18%
YIELD                            4.28%            NA       NA       NA
CLASS S SHARES:                  7-DAY PERIOD     1 YEAR   5 YEARS  START OF PERFORMANCE ON 6/8/1998
TOTAL RETURN                     NA               4.18%    1.77%    2.75%
YIELD                            4.03%            NA       NA       NA
INSTITUTIONAL I SHARES:          7-DAY PERIOD                  START OF PERFORMANCE ON 8/18/2003
                                                  1 YEAR
TOTAL RETURN                     NA               4.66%        2.54%
YIELD                            4.53%            NA           NA
INSTITUTIONAL II SHARES:         7-DAY PERIOD                  START OF PERFORMANCE ON 8/18/2003

                                                  1 YEAR
TOTAL RETURN                     NA               4.51%        2.43%
YIELD                            4.38%            NA           NA

TAX EQUIVALENCY TABLES
Set forth below are samples of tax-equivalency tables that may be used in advertising and sales literature. These tables are for illustrative purposes only and are not representative of past or future performance of the Tax-Free
Money Market Fund, New York Tax-Free Money Market Fund, Pennsylvania Tax-Free
Money Market Fund, New York Municipal Bond Fund, Maryland Municipal Bond Fund,
Pennsylvania Municipal Bond Fund and Virginia Municipal Bond Fund. The interest earned by the municipal securities owned by the Funds generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Funds' income may be subject to the federal AMT and state and/or local taxes. The tax-equivalent yield for the New York Tax-Free
Money Market Fund for the 7-day period ended April 30, 2007 was 5.33% (Class A
Shares). The tax-equivalent yield for the New York Municipal Bond Fund for the
30-day period ended April 30, 2007 was 5.90% (Class A Shares) and 4.75% (Class B
Shares). The tax-equivalent yield for the Pennsylvania Municipal Bond Fund for the 30-day period ended April 30, 2007 was 5.11% (Class A Shares) and 3.91%
(Class B Shares).


                             TAX EQUIVALENCY TABLE

                         TAXABLE YIELD EQUIVALENT FOR 2007 STATE OF NEW YORK

TAX BRACKET:
FEDERAL                   10.00%         15.00%         25.00%       28.00%       33.00%       35.00%
COMBINED FEDERAL
& STATE                   14.00%         21.85%         31.85%       34.85%       39.85%       41.85%
Joint Return:                 $0 -      $15,651 -      $63,701 -   $128,501 -   $195,851 -       Over
                          15,650         63,700        128,500      195,850      349,700     $349,700
Single Return:                $0 -       $7,826 -      $31,851 -    $77,101 -   $160,851 -       Over
                           7,825         31,850         77,100      160,850      349,700     $349,700
TAX-EXEMPT YIELD                                 TAXABLE YIELD EQUIVALENT
0.50%                     0.58%           0.64%          0.73%        0.77%        0.83%        0.86%
1.00%                     1.16%           1.28%          1.47%        1.53%        1.66%        1.72%
1.50%                     1.74%           1.92%          2.20%        2.30%        2.49%        2.58%
2.00%                     2.33%           2.56%          2.93%        3.07%        3.33%        3.44%
2.50%                     2.91%           3.20%          3.67%        3.84%        4.16%        4.30%
3.00%                     3.49%           3.84%          4.40%        4.60%        4.99%        5.16%
3.50%                     4.07%           4.48%          5.14%        5.37%        5.82%        6.02%
4.00%                     4.65%           5.12%          5.87%        6.14%        6.65%        6.88%
4.50%                     5.23%           5.76%          6.60%        6.91%        7.48%        7.74%
5.00%                     5.81%           6.40%          7.34%        7.67%        8.31%        8.60%
5.50%                     6.40%           7.04%          8.07%        8.44%        9.14%        9.46%
6.00%                     6.98%           7.68%          8.80%        9.21%        9.98%       10.32%
6.50%                     7.56%           8.32%          9.54%        9.98%       10.81%       11.18%
7.00%                     8.14%           8.96%         10.27%       10.74%       11.64%       12.04%
7.50%                     8.72%           9.60%         11.01%       11.51%       12.47%       12.90%
8.00%                     9.30%          10.24%         11.74%       12.28%       13.30%       13.76%
8.50%                     9.88%          10.88%         12.47%       13.05%       14.13%       14.62%
9.00%                    10.47%          11.52%         13.21%       13.81%       14.96%       15.48%

Note:The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
    Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                             TAX EQUIVALENCY TABLE

                     TAXABLE YIELD EQUIVALENT FOR 2007 STATE OF PENNSYLVANIA

TAX BRACKET:
FEDERAL               10.00%          15.00%         25.00%       28.00%       33.00%       35.00%
COMBINED FEDERAL
& STATE               13.07%          18.07%         28.07%       31.07%       36.07%       38.07%
Joint Return:             $0 -       $15,651 -      $63,701 -   $128,501 -   $195,851 -       Over
                      15,650          63,700        128,500      195,850      349,700     $349,700
Single Return:            $0 -        $7,826 -      $31,851 -    $77,101 -   $160,851 -       Over
                       7,825          31,850         77,100      160,850      349,700     $349,700
TAX-EXEMPT YIELD                               TAXABLE YIELD EQUIVALENT
0.50%                      0.58%       0.61%          0.70%        0.73%        0.78%        0.81%
1.00%                      1.15%       1.22%          1.39%        1.45%        1.56%        1.61%
1.50%                      1.73%       1.83%          2.09%        2.18%        2.35%        2.42%
2.00%                      2.30%       2.44%          2.78%        2.90%        3.13%        3.23%
2.50%                      2.88%       3.05%          3.48%        3.63%        3.91%        4.04%
3.00%                      3.45%       3.66%          4.17%        4.35%        4.69%        4.84%
3.50%                      4.03%       4.27%          4.87%        5.08%        5.47%        5.65%
4.00%                      4.60%       4.88%          5.56%        5.80%        6.26%        6.46%
4.50%                      5.18%       5.49%          6.26%        6.53%        7.04%        7.27%
5.00%                      5.75%       6.10%          6.95%        7.25%        7.82%        8.07%
5.50%                      6.33%       6.71%          7.65%        7.98%        8.60%        8.88%
6.00%                      6.90%       7.32%          8.34%        8.70%        9.39%        9.69%
6.50%                      7.48%       7.93%          9.04%        9.43%       10.17%       10.50%
7.00%                      8.05%       8.54%          9.73%       10.16%       10.95%       11.30%
7.50%                      8.63%       9.15%         10.43%       10.88%       11.73%       12.11%
8.00%                      9.20%       9.76%         11.12%       11.61%       12.51%       12.92%
8.50%                      9.78%      10.37%         11.82%       12.33%       13.30%       13.73%
9.00%                     10.35%      10.98%         12.51%       13.06%       14.08%       14.53%

Note:The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                             TAX EQUIVALENCY TABLE

              TAXABLE YIELD EQUIVALENT FOR 2007 STATE OF MARYLAND - INCLUDING LOCAL INCOME TAX

INCOME TAX BRACKET:
COMBINED FEDERAL, STATE AND COUNTY
                                       17.95%      22.95%      32.95%       35.95%       40.95%       42.95%
Joint Return:                              $0 -   $15,651 -   $63,701 -   $128,501 -   $195,851 -       Over
                                       15,650      63,700     128,500      195,850      349,700     $349,700
Single Return:                             $0 -    $7,826 -   $31,851 -    $77,101 -   $160,851 -       Over
                                        7,825      31,850      77,100      160,850      349,700     $349,700
TAX-EXEMPT YIELD                                             TAXABLE YIELD EQUIVALENT
0.50%                                   0.61%       0.65%       0.75%        0.78%        0.85%        0.88%
1.00%                                   1.22%       1.30%       1.49%        1.56%        1.69%        1.75%
1.50%                                   1.83%       1.95%       2.24%        2.34%        2.54%        2.63%
2.00%                                   2.44%       2.60%       2.98%        3.12%        3.39%        3.51%
2.50%                                   3.05%       3.24%       3.73%        3.90%        4.23%        4.38%
3.00%                                   3.66%       3.89%       4.47%        4.68%        5.08%        5.26%
3.50%                                   4.27%       4.54%       5.22%        5.46%        5.93%        6.13%
4.00%                                   4.88%       5.19%       5.97%        6.25%        6.77%        7.01%
4.50%                                   5.48%       5.84%       6.71%        7.03%        7.62%        7.89%
5.00%                                   6.09%       6.49%       7.46%        7.81%        8.47%        8.76%
5.50%                                   6.70%       7.14%       8.20%        8.59%        9.31%        9.64%
6.00%                                   7.31%       7.79%       8.95%        9.37%       10.16%       10.52%
6.50%                                   7.92%       8.44%       9.69%       10.15%       11.01%       11.39%
7.00%                                   8.53%       9.09%      10.44%       10.93%       11.85%       12.27%
7.50%                                   9.14%       9.73%      11.19%       11.71%       12.70%       13.15%
8.00%                                   9.75%      10.38%      11.93%       12.49%       13.55%       14.02%
8.50%                                  10.36%      11.03%      12.68%       13.27%       14.39%       14.90%
9.00%                                  10.97%      11.68%      13.42%       14.05%       15.24%       15.78%

NOTE:THE MAXIMUM MARGINAL TAX RATE FOR EACH BRACKET WAS USED IN CALCULATING THE
    TAXABLE YIELD EQUIVALENT.

FURTHERMORE, ADDITIONAL STATE AND LOCAL TAXES PAID ON COMPARABLE TAXABLE
    INVESTMENTS WERE NOT USED TO INCREASE FEDERAL DEDUCTIONS. THE LOCAL INCOME
    TAX RATE IS ASSUMED TO BE THE MAXIMUM COUNTY RATE, OR 3.20%.

                             TAX EQUIVALENCY TABLE

                    TAXABLE YIELD EQUIVALENT FOR 2007 STATE OF VIRGINIA

TAX BRACKET:          10.00%      15.00%      25.00%       28.00%       33.00%       35.00%
COMBINED FEDERAL
& STATE              15.000%     20.750%     30.750%      33.750%      38.750%      40.750%
Joint                     $0 -   $15,651 -   $63,701 -   $128,501 -   $195,851 -       Over
Return:                15650      63,700     128,500      195,850      349,700     $349,700
Single                    $0 -    $7,826 -   $31,851 -    $77,101 -   $160,851 -       Over
Return:                7,825      31,850      77,100      160,850      349,700     $349,700
TAX-EXEMPT
YIELD                                       TAXABLE YIELD EQUIVALENT
0.50%                  0.59%       0.63%       0.72%        0.75%        0.82%        0.84%
1.00%                  1.18%       1.26%       1.44%        1.51%        1.63%        1.69%
1.50%                  1.76%       1.89%       2.17%        2.26%        2.45%        2.53%
2.00%                  2.35%       2.52%       2.89%        3.02%        3.27%        3.38%
2.50%                  2.94%       3.15%       3.61%        3.77%        4.08%        4.22%
3.00%                  3.53%       3.79%       4.33%        4.53%        4.90%        5.06%
3.50%                  4.12%       4.42%       5.05%        5.28%        5.71%        5.91%
4.00%                  4.71%       5.05%       5.78%        6.04%        6.53%        6.75%
4.50%                  5.29%       5.68%       6.50%        6.79%        7.35%        7.59%
5.00%                  5.88%       6.31%       7.22%        7.55%        8.16%        8.44%
5.50%                  6.47%       6.94%       7.94%        8.30%        8.98%        9.28%
6.00%                  7.06%       7.57%       8.66%        9.06%        9.80%       10.13%
6.50%                  7.65%       8.20%       9.39%        9.81%       10.61%       10.97%
7.00%                  8.24%       8.83%      10.11%       10.57%       11.43%       11.81%
7.50%                  8.82%       9.46%      10.83%       11.32%       12.24%       12.66%
8.00%                  9.41%      10.09%      11.55%       12.08%       13.06%       13.50%
8.50%                 10.00%      10.73%      12.27%       12.83%       13.88%       14.35%
9.00%                 10.59%      11.36%      13.00%       13.58%       14.69%       15.19%

Note:The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.  Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                             TAX EQUIVALENCY TABLE

                 TAXABLE YIELD EQUIVALENT FOR 2007 MULTISTATE MUNICIPAL FUND

TAX BRACKET:
FEDERAL                  10.00%      15.00%      25.00%       28.00%       33.00%       35.00%
Joint Return:                $0 -   $15,651 -   $63,701 -   $128,501 -   $195,851 -       Over
                         15,650      63,700     128,500      195,850      349,700     $349,700
Single Return:               $0 -    $7,826 -   $31,851 -    $77,101 -   $160,851 -       Over
                          7,825      31,850      77,100      160,850      349,700     $349,700
TAX-EXEMPT YIELD                             TAXABLE YIELD EQUIVALENT
0.50%                    0.56%       0.59%        0.67%        0.69%        0.75%        0.77%
1.00%                    1.11%       1.18%        1.33%        1.39%        1.49%        1.54%
1.50%                    1.67%       1.76%        2.00%        2.08%        2.24%        2.31%
2.00%                    2.22%       2.35%        2.67%        2.78%        2.99%        3.08%
2.50%                    2.78%       2.94%        3.33%        3.47%        3.73%        3.85%
3.00%                    3.33%       3.53%        4.00%        4.17%        4.48%        4.62%
3.50%                    3.89%       4.12%        4.67%        4.86%        5.22%        5.38%
4.00%                    4.44%       4.71%        5.33%        5.56%        5.97%        6.15%
4.50%                    5.00%       5.29%        6.00%        6.25%        6.72%        6.92%
5.00%                    5.56%       5.88%        6.67%        6.94%        7.46%        7.69%
5.50%                    6.11%       6.47%        7.33%        7.64%        8.21%        8.46%
6.00%                    6.67%       7.06%        8.00%        8.33%        8.96%        9.23%
6.50%                    7.22%       7.65%        8.67%        9.03%        9.70%       10.00%
7.00%                    7.78%       8.24%        9.33%        9.72%       10.45%       10.77%
7.50%                    8.33%       8.82%       10.00%       10.42%       11.19%       11.54%
8.00%                    8.89%       9.41%       10.67%       11.11%       11.94%       12.31%
8.50%                    9.44%      10.00%       11.33%       11.81%       12.69%       13.08%
9.00%                   10.00%      10.59%       12.00%       12.50%       13.43%       13.85%
9.50%                   10.56%      11.18%       12.67%       13.19%       14.18%       14.62%
10.00%                  11.11%      11.76%       13.33%       13.89%       14.93%       15.38%
10.50%                  11.67%      12.35%       14.00%       14.58%       15.67%       16.15%
11.00%                  12.22%      12.94%       14.67%       15.28%       16.42%       16.92%

NOTE:  THE MAXIMUM MARGINAL TAX RATE FOR EACH BRACKET WAS USED IN CALCULATING
THE TAXABLE YIELD EQUIVALENT.

FINANCIAL INFORMATION

The Financial Statements for the Funds for the fiscal year ended April 30, 2007 are incorporated by reference to the Annual Reports to Shareholders of the MTB
Group of Funds dated April 30, 2007.

INVESTMENT RATINGS

STANDARD AND POOR'S

LONG-TERM DEBT RATING DEFINITIONS
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-
rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
B or B rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard &  Poor's  (S&P) note rating reflects the liquidity  concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P  assigns dual ratings to all long-term  debt issues that have as part of their  provisions a variable rate demand  feature.  The first rating  (long-term rating)  addresses  the  likelihood  of repayment of principal and interest when
due,  and  the  second   rating   (short-term   rating)   describes  the  demand
characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long- term and the short-term ratings are provided below.)

MOODY'S INVESTORS SERVICE, INC.

LONG-TERM BOND RATING DEFINITIONS
AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards.
Together with the Aaa group, they comprise what are generally known as high-
grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated Baa are considered as medium-grade obligations,
(i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

COMMERCIAL PAPER RATINGS
P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated
Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or
VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

FITCH RATINGS

LONG-TERM DEBT RATING DEFINITIONS
AAA--Bonds considered to be investment grade and of the highest credit quality.
The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality.
The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

SHORT-TERM DEBT RATING DEFINITIONS
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-
1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

COMMERCIAL PAPER RATING DEFINITIONS
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

LONG-TERM DEBT RATINGS
NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

OTHER CONSIDERATIONS

Among the factors considered by Moody's in assigning  bond,  note and commercial paper ratings are the following: (i) evaluation of the management of the issuer;
(ii) economic evaluation of the issuer's industry or industries and an appraisal of  speculative-type  risks  which  may  be  inherent  in  certain areas;  (iii)
evaluation  of  the  issuer's products in relation to competition  and  customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt; (vi) trend of earnings over a period  of  10  years;  (vii)  financial strength of a parent
company  and  the  relationships  which  exist  with  the   issuer;  and  (viii)
recognition by management of obligations which may be present  or may arise as a result of public interest questions and preparations to meet such obligations.

Among the factors  considered by S&P in assigning  bond, note and commercial paper  ratings  are the  following:  (i)  trend of  earnings  and cash flow with allowances  made for  unusual  circumstances,  (ii)  stability  of the  issuer's industry,  (iii) the issuer's relative strength and position within the industry and (iv) the reliability and quality of management.

CLASS A SHARES, CLASS B SHARES, CLASS C SHARES AND INSTITUTIONAL I SHARES

MTB SHORT DURATION GOVERNMENT BOND FUND

MTB SHORT-TERM CORPORATE BOND FUND

MTB U.S. GOVERNMENT BOND FUND

MTB NEW YORK MUNICIPAL BOND FUND

MTB PENNSYLVANIA MUNICIPAL BOND FUND

MTB MARYLAND MUNICIPAL BOND FUND

MTB VIRGINIA MUNICIPAL BOND FUND*

MTB INTERMEDIATE-TERM BOND FUND

MTB INCOME FUND

MTB BALANCED FUND

MTB EQUITY INCOME FUND

MTB LARGE CAP VALUE FUND

MTB EQUITY INDEX FUND

MTB LARGE CAP STOCK FUND

MTB LARGE CAP GROWTH FUND

MTB MULTI CAP GROWTH FUND

MTB MID CAP STOCK FUND

MTB MID CAP GROWTH FUND

MTB SMALL CAP STOCK FUND

MTB SMALL CAP GROWTH FUND+

MTB INTERNATIONAL EQUITY FUND

CLASS A SHARES, INSTITUTIONAL I SHARES AND INSTITUTIONAL II SHARES

MTB NEW YORK TAX-FREE MONEY MARKET FUND**

MTB PENNSYLVANIA TAX FREE MONEY MARKET FUND

MTB TAX FREE MONEY MARKET FUND

MTB U.S. GOVERNMENT MONEY MARKET FUND

CLASS A SHARES AND CLASS B SHARES

MTB MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH

MTB MANAGED ALLOCATION FUND - MODERATE GROWTH

MTB MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH

CLASS A SHARES, CLASS S SHARES, INSTITUTIONAL I SHARES AND INSTITUTIONAL II
      SHARES

MTB U.S. TREASURY MONEY MARKET FUND

CLASS A SHARES, CLASS A2 SHARES, CLASS B SHARES, CLASS S SHARES, INSTITUTIONAL I
      SHARES AND INSTITUTIONAL II SHARES

MTB MONEY MARKET FUND

CORPORATE SHARES

MTB PRIME MONEY MARKET FUND

*OFFER CLASS A SHARES ONLY
+ONLY MTB SMALL CAP GROWTH FUND OFFERS CLASS C SHARES
**OFFER CLASS A SHARES AND INSTITUTIONAL I SHARES ONLY

ADDRESSES

DISTRIBUTOR
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

INVESTMENT ADVISOR
MTB Investment Advisors, Inc.
100 East Pratt Street
17th Floor
Baltimore, MD 21202

SUB-ADVISOR TO MTB MID CAP STOCK FUND, INTERNATIONAL EQUITY FUND AND SMALL CAP
STOCK FUND
LSV Asset Management
One North Wacker Drive
Suite 4000
Chicago, IL 60606

SUB-ADVISORS TO MTB INTERNATIONAL EQUITY FUND
Hansberger Global Investors, Inc.
401 East Las Olas Blvd., Suite 1700
Fort Lauderdale, FL 33301

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 0211-2900

SUB-ADVISOR TO MTB SMALL CAP STOCK FUND
Copper Rock Capital Partners
200 Clarendon Street
52nd Floor
Boston, MA 02116

SUB-ADVISOR TO MTB EQUITY INCOME FUND AND MTB BALANCED FUND
DePrince, Race & Zollo, Inc.
250 Park Avenue South
Suite 250
Winter Park, FL 32789

SUB-ADVISOR TO MTB LARGE CAP VALUE FUND
NWQ Investment Management Company LLC
2049 Century Park East
16th Floor
Los Angeles, CA 90067

CO-ADMINISTRATOR
Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CO-ADMINISTRATOR

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

CUSTODIAN AND FUND ACCOUNTANT
State Street Bank and Trust Company
P.O. Box 8609
Boston, MA 02266-8609

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072

APPENDIX

The following is a list of persons other than the Advisor and its affiliates that may receive nonpublic portfolio holdings information concerning the Funds:

CUSTODIAN, FUND ACCOUNT AND SECURITIES LENDING AGENT
State Street Bank and Trust Company

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Dickstein Shapiro LLP

SERVICE PROVIDERS
Evaluation Associates LLC
Wiesenberger

SECURITY PRICING SERVICES
Bloomberg
Bridge
FRI Corporation
FT Interactive Data
ITG
Merrill Lynch Securities Pricing Service
Muller Data Corporation
Reuters
S&P
Telerate
Telesphere
Thomson/ILX

RATINGS AGENCIES
Not applicable

PERFORMANCE REPORTING/PUBLICATIONS
Thomson Financial/ Vestek (Evaluation Associates)
ICI
RR Donnelly
Lipper
Standard & Poor's
Hartford Life
Morningstar
Bloomberg
Vickers

TRANSFER AGENT
Boston Financial Data Services, Inc.

OTHER
Reed Smith LLP

PART C.      OTHER INFORMATION.
Item 23.  Exhibits
             (a)    (i)          Conformed copy of Amended and
                                 Restated Agreement and Declaration
                                 of Trust of MTB Group of Funds, a
                                 Delaware Statutory Trust; (41)
                    (ii)         Conformed copy of Amendment to
                                 Certificate of Trust of MTB Group
                                 of Funds, a Delaware Statutory
                                 Trust; (38)
             (b)    (i)          Copy of Amended and Restated By-
                                 Laws of MTB Group of Funds, a
                                 Delaware Statutory Trust; (38)
                    (ii)         Copy of Amendment #1 to the
                                 Amended and Restated By-Laws of
                                 MTB Group of Funds; (41)
                    (iii)        Copy of Amendment #2 to the
                                 Amended and Restated By-Laws of
                                 MTB Group of Funds; (44)
             (c)    (i)          Copy of Specimen Certificate for
                                 Shares of Capital Stock of the
                                 Registrant; (8)
                    (ii)         Copy of Specimen Certificate for
                                 Shares of Capital Stock of the
                                 Vision Capital Appreciation Fund;
                                 (15)
             (d)    (i)          Conformed copy of Investment
                                 Advisory Agreement of the
                                 Registrant (27 funds) dated August
                                 22, 2003; (39)
                    (ii)         Conformed copy of Investment
                                 Advisory Agreement of the
                                 Registrant (2 money market funds)
                                 dated August 22, 2003; (39)
                    (iii)        Conformed copy of Investment
                                 Advisory Agreement of the
                                 Registrant (5 funds)dated August
                                 22, 2003; (39)
                    (iv)         Conformed copy of Sub-Advisory
                                 Agreement for the MTB Small Cap
                                 Stock Fund (Mazama Capital
                                 Management, Inc.), dated August
                                 22, 2003; (39)
                    (v)          Conformed copy of Sub-Advisory
                                 Agreement for MTB Small Cap Stock
                                 Fund (LSV Asset Management), dated
                                 August 22, 2003; (39)
                    (vi)         Conformed copy of Sub-Advisory
                                 Agreement for MTB International
                                 Equity Fund (UBS Global Asset
                                 Management), dated August 22,
                                 2003; (39)
                    (vii)        Conformed copy of Amendment to
                                 Sub-Advisory Agreement for MTB
                                 Small Cap Stock Fund (Mazama
                                 Capital Management, Inc.); (39)
                    (viii)       Conformed copy of Amendment to
                                 Sub-Advisory Agreement for MTB
                                 Small Cap Stock Fund (LSV Asset
                                 Management); (39)
                    (viv)        Conformed copy of Amendment to
                                 Sub-Advisory Agreement for MTB
                                 International Equity Fund (UBS
                                 Global Asset Management
                                 (Americas), Inc.); (39)
                     (ix)        Conformed copy of Investment Advisory
                                 Contract Letter Agreement, dated
                                 April 1, 2004; (39)
                     (x)         Conformed copy of Amendment to
                                 Subadvisory Agreement among MTB
                                 Group of Funds, MTB Investment
                                 Advisors, Inc. and Independence
                                 Investment LLC; (41)
                     (xi)        Conformed copy of Sub-Advisory Agreement
                                 for MTB Large Cap Value Fund and
                                 MTB Large Cap Value Fund II (NWQ
                                 Investment Management Company,
                                 LLC) dated December 8, 2004; (42)
                     (xii)       Conformed copy of Sub-Advisory Agreement
                                 for MTB Equity Income Fund
                                 (DePrince, Race & Zollo, Inc.)
                                 dated December 8, 2004; (42)
                     (xiii)      Conformed copy of Investment
                                 Advisory Contract Letter
                                 Agreement, dated February 15,
                                 2005 (Variable Annuity Funds);
                                 (44)
                     (xiv)       Conformed copy of Sub-Advisory Agreement
                                 For the Mid Cap Stock Fund (LSV
                                 Asset Management), dated December
                                 8, 2004;(49)
                     (xv)        Conformed copy of Investment Sub-
                                 Advisory Contract Letter
                                 Agreement for the Small Cap Fund,
                                 date December 8, 2004; (43)
                     (xvi)       Conformed copy of Schedule A to the
                                 Investment Advisory Agreement of
                                 the Registrant (27 funds) dated
                                 August 22, 2003; (43)
                     (xvii)      Conformed copy of Investment
                                 Advisory Agreement of the
                                 Registrant (2 money market funds)
                                 dated August 22, 2003; (43)
                     (xviii)     Conformed copy of Schedule A to
                                 the Investment Advisory Agreement
                                 of the Registrant (2 money market
                                 funds); (44)
                     (xix)       Conformed copy of Schedule A to the
                                 Investment Advisory Agreement of
                                 the Registrant (27 funds); (49)
                     (xx)        Conformed copy of Investment Advisory
                                 Contract Letter Agreement, dated
                                 January 6, 2006 (Maryland and
                                 Virginia Municipal Bond Funds);
                                 (47)
                     (xxi)       Conformed copy of Investment Advisory
                                 Contract Letter Agreement, dated
                                 March 30, 2007 (Variable Annuity
                                 Funds); (+)
                     (xxii)      Conformed copy of Subadvisory
                                 Agreement for International
                                 Equity Fund (LSV Asset
                                 Management) dated October 24,
                                 2005; (48)
                     (xxiii)     Conformed copy of Subadvisory
                                 Agreement for International
                                 Equity Fund (SSgA Funds
                                 Management, Inc.) dated October
                                 24, 2005; (48)
                     (xxiv)      Conformed copy of  Subadvisory
                                 Agreement for International
                                 Equity Fund (Hansberger Global
                                 Investors, Inc.) dated October
                                 24, 2005; (48)
                     (xxv)       Conformed copy of Sub-Advisory Agreement
                                 for Large Cap Value Fund and
                                 Large Cap Value Fund II (NWQ
                                 Investment Management Company,
                                 LLC) dated July 28, 2005; (49)
                     (xxvi)      Conformed copy of Amendment to
                                 Subadvisory Contract among MTB
                                 Group of Funds, MTB Investment
                                 Advisors, Inc. and LSV Asset
                                 Management; (50)
                     (xxvii)     Conformed copy of Subadvisory
                                 Agreement for Balanced Fund
                                 (DePrince, Race & Zollo, Inc.);
                                 (50)
                     (xxviii)    Conformed copy of Subadvisory
                                 Agreement for Small Cap Stock
                                 Fund (Copper Rock Capital
                                 Partners);(50)
                     (xxix)      Conformed copy of Subadvisory
                                 Agreement for International
                                 Equity Fund (Hansberger Global
                                 Investors, Inc.); (51)
             (e)    (i)          Conformed copy of Distributor's
                                 Contract of the Registrant, dated
                                 August 15, 2003; (39)
                    (ii)         Conformed copy of Amendment to
                                 Distributor's Contract (September
                                 22, 2003); (39)
                    (iii)        Conformed copy of Amendment #1 to
                                 Exhibit B to the Distributor's
                                 Contract; (43)
                    (iv)         Conformed copy  of Amendment #2 to
                                 Exhibit B to the Distributor's
                                 Contract; (47)
             (f)                 Not applicable;
             (g)    (i)          Conformed copy of Custodian
                                 Agreement of the Registrant, dated
                                 December 7, 2004
                                 And Copy of Schedules A-D to the Custodian
                                 Agreement of the Registrant; (42)
                    (ii)         Conformed copy of Custody, Fund
                                 Accounting and Fund Administration
                                 Fee Schedule; (40)
                    (iii)        Conformed copy of Securities Lending
                                 Authorization Agreement between
                                 MTB Group of Funds and State
                                 Street Bank & Trust Company; (41)
                    (iv)         Copy of Appendix A to the Custodian
                                 Agreement between the Registrant
                                 and State Street Bank, dated April
                                 29, 2005; (47)
                    (v)          Conformed copy of Funds Transfer
                                 Addendum to the Custodian
                                 Contract; (44)
             (h)    (i)          Copy of Recordkeeping Agreement of
                                 the Registrant; (43)
                    (ii)         Copy of Recordkeeping Agreement of
                                 the Registrant for the VA Funds;
                                 (43)
                    (iii)        Conformed copy of Agreement for
                                 Administrative Services and
                                 Transfer Agency Services between
                                 the Registrant and Federated
                                 Services Company, dated November
                                 1, 2000; (43)
                    (iv)         Conformed copy of Financial
                                 Administration and Accounting
                                 Services Agreement between
                                 Registrant and State Street Bank
                                 and Trust Company, dated November
                                 8, 2000; (43)
                    (v)          Conformed copy of Shareholder
                                 Services Agreement of the
                                 Registrant, dated November 8,
                                 2000; (43)
                    (vi)         Conformed copy of Shareholder
                                 Services Plan, dated November 1,
                                 2000; (43)
                    (vii)        Conformed copy of Shareholder
                                 Services Plan for the VA Funds,
                                 dated February 22, 2005; (43)
                    (viii)       Conformed copy of Participation
                                 Agreement of the Registrant,
                                 including Exhibits A-E; (36)
                    (vi)         Conformed copy of Indemnification
                                 Agreement of the Registrant; (36)
                    (vii)        Conformed copy of Service Mark
                                 License Agreement; (39)
                    (viii)       Conformed copy of Assignment and
                                 Consent of Fund Participation
                                 Agreement; (40)
                    (ix)         Conformed copy of Participation
                                 Agreement among MTB Group of
                                 Funds, Edgewood Services, Inc.,
                                 MTB Investment Advisors, Inc.,
                                 TransAmerica Life Insurance Co.
                                 and TransAmerica Financial Life
                                 Insurance Co.; (41)
                    (x)          Conformed copy of Participation
                                 Agreement among MTB Group of
                                 Funds, Edgewood Services, Inc.,
                                 MTB Investment Advisors, Inc., and
                                 Hartford Life Insurance Company,
                                 dated May 1, 2004, including
                                 Schedules A-E;(42)
                    (xi)         Copy of Mutual Fund Sales and
                                 Services Agreement of the
                                 Registrant; (49)
                    (xii)        Conformed copy of Transfer Agency
                                 and Services Agreement between the
                                 Registrant and Boston Financial
                                 Data Services, Inc., dated October
                                 1, 2005; (49)
                    (xiii)       Conformed copy of Agreement for
                                 Administrative Services between
                                 the Registrant and Manufacturers
                                 and Traders Trust Company; (43)
                    (xiv)        Conformed copy of Amendment No. 1
                                 to Schedules A and C of the
                                 Participation Agreement with
                                 Transamerica Life Insurances Co.
                                 and Transamerica Financial Life
                                 Insurance Co.; (43)
                    (xv)         Conformed copy of Amendment #9 to
                                 the Agreement for Administrative
                                 Services and Transfer Agency
                                 Services Between the Registrant
                                 and Federated Services Company;
                                 (44)
                    (xvi)        Conformed copy of Amended and
                                 Restated Financial Administration
                                 and Accounting Services Agreement
                                 between the Registrant and State
                                 Street Bank and Trust Company;
                                 (43)
                    (xvii)       Conformed copy of Assignment of
                                 Contracts between Federated
                                 Services Company and State Street
                                 Bank and Trust Company; (44)
                    (xviii)      Copy of Exhibit 1 to the Agreement
                                 for Administrative Services [and
                                 Transfer Agency Services] with
                                 Federated Services Company, dated
                                 January 11, 2006;(47)
                    (xix)        Conformed Copy of Amendment 10 to
                                 Agreement for Administrative
                                 Services [and Transfer Agency
                                 Services];(47)
                    (xx)         Conformed Copy of Exhibit A to
                                 Shareholder Services Plan, dated
                                 January 11, 2006;(47)
                    (xxi)        Copy of Exhibit A to Shareholder
                                 Services Agreement, dated January
                                 11, 2006;(47)
                    (xxii)       Copy of Exhibit 1 to the
                                 Administrative Services Agreement,
                                 dated January 11, 2006;(47)
                    (xxiii)      Conformed copy of Amendment 5 to
                                 Agreement for Administrative
                                 Services; (47)
                    (xxiv)       Copy of Restatement and Amendments
                                 1 and 2 to Exhibit A to the
                                 Shareholder Services Agreement;
                                 (49)
                    (xxv)        Copy of Restatement and Amendments
                                 1 and 2 to Exhibit A to the
                                 Shareholder Services Plan; (49)
                    (xxvi)       Conformed copy of Amendment to
                                 Amended and Restated Financial
                                 Administration and Accounting
                                 Services Agreement; (49)
                    (xxvii)      Conformed copy of Revised Exhibits
                                 B and E to Fund Participation
                                 Agreement (Nationwide); (49)
                    (xxviii)     Conformed copy of Revised
                                 Schedules A and C to Participation
                                 Agreement (Hartford); (49)
                    (xxviv)      Conformed copy of Participation
                                 Agreement among MTB Group of
                                 Funds, Edgewood Services, Inc.,
                                 MTB Investment Advisors, Inc., and
                                 First SunAmerica Life Insurance
                                 Company, dated February 1, 2007
                                 including Schedule A-C; (50)
                    (xxx)        Conformed copy of Participation
                                 Agreement among MTB Group of
                                 Funds, Edgewood Services, Inc.,
                                 MTB Investment Advisors, Inc. and
                                 AIG SunAmerica Life Assurance
                                 Company, dated February 1, 2007,
                                 including Schedule A-C; (50)
                    (xxxi)       Conformed copy of June 1, 2007
                                 Letter Agreement (Administrative
                                 Services Agreement); (+)
                    (xxxii)      Conformed copy of August 1, 2007
                                 Letter Agreement (Administrative
                                 Services Agreement); (+)
                    (xxxiii)     Conformed copy of Fax-in
                                 Processing Instructions; (+)
             (i)                 Conformed copy of Opinion and
                                 Consent of Counsel as to legality
                                 of shares being registered; (11)
             (j)                 Conformed copy of Consent of
                                 Independent Registered Public
                                 Accounting Firm; (+)
             (k)                 Not applicable;
             (l)                 Conformed copy of Initial Capital
                                 Understanding; (11)
             (m)    (i)          Conformed copy of Rule 12b-1
                                 Agreement of the Registrant and
                                 Edgewood Services, Inc.; (41)
                    (ii)         Conformed copy of Rule 12b-1 Plan
                                 regarding Class B Shares and Class
                                 C Shares of the Registrant; (40)
                    (iii)        Conformed copy of Rule 12b-1 Plan
                                 (non-Class B Shares and Class C
                                 Shares) of the Registrant; (49)
                    (iv)         Copy of Dealer (Sales) Agreement;
                                 (7)
                    (v)          Copy of Exhibit A to the Rule 12b-
                                 1 Plan; (47)
                    (vi)         Conformed copy of Contract
                                 Defining Responsibility for Fees
                                 Under Non-Conforming Dealer
                                 Agreement;(43)
                    (vii)        Copy of Amendments 1-4 to Exhibit
                                 A to the Rule 12b-1 Agreement;
                                 (49)
             (n)                 Conformed copy of Multiple Class
                                 Plan of the Registrant, dated
                                 September 13, 2006, including
                                 Exhibits A-J; (+)
             (o)    (i)          Conformed copy of Power of
                                 Attorney of the Registrant; (39)
                    (ii)         Conformed copy of Power of Attorney of
                                 Richard J. Thomas; (39)
                    (iii)        Conformed copy of Power of Attorney of
                                 Chairman and Trustee Joseph J.
                                 Castiglia; (41)
                    (iv)         Conformed copy of Power of Attorney of
                                 Trustee Marguerite Hambleton; (45)
                    (v)          Conformed copy of Power of Attorney of
                                 Treasurer Richard N. Paddock; (48)
             (p)    (i)          Copy of Code of Ethics for Access
                                 Persons (Manufacturers and Traders
                                 Trust Company); (36)
                    (ii)         Copy of Code of Ethics of Vision
                                 Group of Funds,   Inc.; (29)
                    (iii)        Copy of Montag & Caldwell, Inc.
                                 Code of Ethics and Standards of
                                 Practice; (36)
                    (iv)         Copy of Independence Investment
                                 Associates, Inc. and Subsidiaries
                                 Code of Ethics; (30)
                    (v)          The Registrant hereby
                                 incorporates, on behalf of the
                                 Distributor, the conformed copy of
                                 the Code of Ethics for Access
                                 Persons from Item 23(p) of the
                                 Federated Institutional Trust
                                 Registration Statement on Form N-
                                 1A filed with the Commission on
                                 September 30, 2003 (File Nos. 33-
                                 54445 and 811-7193).
                    (vi)         Copy of Code of Ethics of UBS
                                 Brinson/Brinson Partners, Inc.;
                                 (32)
                    (vii)        Copy of Code of Ethics of LSV
                                 Asset Management; (+)
                    (viii)       Copy of Code of Ethics of Mazama
                                 Capital Management, Inc. (34)
                    (ix)         Copy of Code of Ethics Regarding
                                 Personal Securities Trading -
                                 MTBIA. (49)
                    (x)          Copy of Code of Ethics of Copper
                                 Rock Capital Partners, LLC.; (50)
                    (xi)         Copy of Code of Ethics of NWQ
                                 Investment Management Company LLC;
                                 (+)

+      All exhibits have been filed electronically.
7.     Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 9 on Form N-1A filed June 17, 1993.
       (File Nos. 33-20673 and 811-5514)
8.     Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 11 on Form N-1A filed September 3,
       l993.  (File Nos. 33-20673 and 811-5514)
11.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 19 on Form N-1A filed June 27, 1994.
       (File Nos. 33-20673 and 811-5514)
15.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 24 on Form N-1A filed December 20,
       1996.  (File Nos. 33-20673 and 811-5514)
29.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 41 on Form N-1A filed April 14,
       2000, (File Nos. 33-20673 and 811-5514)
30.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 42 on Form N-1A filed June 28, 2000,
       (File Nos. 33-20673 and 811-5514)
32.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 45 on Form N-1A filed November 8,
       2000, (File Nos. 33-20673 and 811-5514)
34.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 48 on Form N-1A filed August 27,
       2001, (File Nos. 33-20673 and 811-5514)
36.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 54 on Form N-1A filed June 27, 2002
       (File Nos. 33-20673 and 811-5514)
38.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 57 on Form N-1A filed August 22,
       2003 (File Nos. 33-20673 and 811-5514)
39.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 59 on Form N-1A filed April 28, 2004
       (File Nos. 33-20673 and 811-5514)
40.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 60 on Form N-1A filed July 1, 2004
       (File Nos. 33-20673 and 811-5514)
41.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 61 on Form N-1A filed August 27,
       2004 (File Nos. 33-20673 and 811-5514)
42.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 62 on Form N-1A filed February 11,
       2005 (File Nos. 33-20673 and 811-5514)
43.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 63 on Form N-1A filed April 28, 2005
       (File Nos. 33-20673 and 811-5514)
44.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 65 on Form N-1A filed August 29,
       2005 (File Nos. 33-20673 and 811-5514)
45.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 66 on Form N-1A filed October 7,
       2005 (File Nos. 33-20673 and 811-5514)
47.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 68 on Form N-1A filed April 27, 2006
       (File Nos. 33-20673 and 811-5514)
48.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 69 on Form N-1A filed June 29, 2006
       (File Nos. 33-20673 and 811-5514)
49.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 70 on Form N-1A filed August 29,
       2006 (File Nos. 33-20673 and 811-5514)
50.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 69 on Form N-1A filed March 1, 2007
       (File Nos. 33-20673 and 811-5514)
51.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 72 on Form N-1A filed April 26, 2007
       (File Nos. 33-20673 and 811-5514)

Item 24.     Persons Controlled by or Under Common Control with Registrant:
             None

Item 25.     Indemnification:

               Indemnification  is  provided  to  Officers  and  Trustees of the
               Registrant  pursuant to Article VII of  Registrant's  Amended and
               Restated  Agreement  and  Declaration  of Trust.  The  Investment
               Advisory  Contract  provides  that,  in the  absence  of  willful misfeasance,  bad faith, gross negligence,  or reckless disregard of the  obligations  or  duties  under  the  Investment  Advisory
               Contract on the part of Adviser,  Adviser  shall not be liable to the Registrant or to any  shareholder  for any act or omission in the course of or connected in any way with rendering  services or for any losses that may be sustained in the purchase, holding, or sale of any  security.  Registrant's  Trustees  and  Officers are covered by an Investment Trust Errors and Omissions Policy.

               Insofar as  indemnification  for  liabilities  arising  under the
               Securities  Act of 1933 may be permitted  to Trustees,  Officers, and  controlling  persons  of the  Registrant  by the  Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware  that in the  opinion  of the  Securities  and  Exchange
               Commission,  such  indemnification  is against  public  policy as expressed in the Act and,  therefore,  is  unenforceable.  In the event that a claim for  indemnification  against such liabilities
               (other than the payment by the Registrant of expenses incurred or paid  by  Trustees,  Officers,  or  controlling  persons  of  the
               Registrant in connection with the successful  defense of any act, suit, or proceeding) is asserted by such Trustees,  Officers,  or
               controlling   persons  in   connection   with  the  shares  being
               registered,  the  Registrant  will,  unless in the opinion of its counsel  the matter has been  settled by  controlling  precedent, submit  to a  court  of  appropriate  jurisdiction  the  question whether such  indemnification  by it is against  public policy as
               expressed   in  the  Act  and  will  be  governed  by  the  final
               adjudication of such issues.

               Insofar  as  indemnification  for  liabilities  may be  permitted pursuant to Section 17 of the Investment  Company Act of 1940 for
               Trustees,  Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the  Registrant  is aware of the position of the  Securities  and
               Exchange  Commission  as set  forth  in  Investment  Company  Act
               Release No. IC-11330.  Therefore,  the Registrant undertakes that in addition to complying  with the  applicable  provisions of the
               Declaration  of Trust or  otherwise,  in the  absence  of a final decision on the merits by a court or other body before  which the proceeding was brought, that an indemnification  payment will not be made unless in the absence of such a  decision,  a  reasonable determination  based upon  factual  review has been made (i) by a majority  vote of a  quorum  of  non-party  Trustees  who are not interested persons of the Registrant or (ii) by independent legal counsel in a written  opinion that the  indemnitee was not liable for an act of willful  misfeasance,  bad faith, gross negligence,
               or  reckless   disregard  of  duties.   The  Registrant   further
               undertakes that  advancement of expenses  incurred in the defense of a proceeding  (upon  undertaking  for  repayment  unless it is
               ultimately   determined  that   indemnification  is  appropriate)
               against  an  Officer,  Trustee,  or  controlling  person  of  the
               Registrant  will not be made absent the  fulfillment  of at least one of the  following  conditions:  (i) the  indemnitee  provides security  for his  undertaking;  (ii) the  Registrant  is insured against losses arising by reason of any lawful advances; or (iii)
               a majority  of a quorum of  disinterested  non-party  Trustees or independent  legal  counsel in a written  opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 26.     Business and Other Connections of Investment
             Adviser:

    (a)      MTB Investment Advisors, Inc., (MTBIA), a subsidiary
             of Manufacturers and Traders Trust Company ("M&T
             Bank") performs investment advisory services for the
             Registrant.  As of June 30, 2007, MTBIA and entities
             affiliated with MTBIA or its predecessors managed
             approximately $6.3 billion in money market mutual fund
             assets and $2.8 billion in net assets of fluctuating
             mutual funds. M&T Bank is the principal banking
             subsidiary of M&T Bank Corporation, a $57.8 billion
             bank holding company as of June 30, 2007,
             headquartered in Buffalo, New York.  As of December
             31, 2006, M&T Bank had over 670 offices throughout New
             York State, Maryland, Delaware, Virginia, West
             Virginia, Pennsylvania, and Washington, D.C., and an
             office in the Cayman Islands, British West Indies.

             M&T Bank was founded in 1856 and provides
             comprehensive banking and financial services to
             individuals, governmental entities and businesses
             throughout its footprint. As of June 30, 2007, M&T
             Bank had over $57.8 billion in assets. Except for MTB
             Group of Funds, M&T Bank does not presently provide
             investment advisory services to any other registered
             investment companies.

             The principal executive Officers and the Directors of
             MTBIA are set forth in the following tables.  Unless
             otherwise noted, the position listed under Other
             Substantial Business, Profession, Vocation or
             Employment is with MTBIA.

       (b)
                                               Other Substantial
                         Position with         Business, Profession,
     Name                MTBIA                 Vocation or Employment

Mark J. Czarnecki       Director              Executive Vice President
One M&T Plaza,                            M&T Bank Corporation and
19th Floor                                       Manufacturers and
Buffalo, NY 14203-2399                           Traders Trust Company

William F. Dwyer         Director              Senior Vice President
100 E. Pratt Street                            Manufacturers and Traders
17th Floor                                       Trust Company
Baltimore, MD  21202-1009

Carl W. Jordan           Director              Senior Vice President
One M&T Plaza,                               Manufacturers and Traders
9th Floor                                        Trust Company
Buffalo, NY 14203-2399

Kenneth G. Thompson      Director              Group Vice President
100 E. Pratt Street                            Manufacturers and Traders
15th Floor                                       Trust Company
Baltimore, MD  21202-1009

Item 27.     Principal Underwriters:

             (a)    Edgewood Services, Inc. the Distributor for shares of
                    the Registrant, acts as principal underwriter for the
                    following  open-end investment  companies,  including
                    the  Registrant:  BBH  Fund,  Inc.,  BBH  Trust,  The
                    Huntington  Funds,  MTB  Group  of  Funds and WesMark
                    Funds.

             (b)

          (1)                              (2)                          (3)
Name and Principal              Positions and Offices      Positions and Offices
 Business Address                   With Distributor             With Registrant

Charles L. Davis, Jr.            President,
Chief Executive
5800 Corporate Drive             Edgewood Services, Inc.
Officer
Pittsburgh, PA 15237-7002

Thomas R. Donahue                Director and Executive                    --
5800 Corporate Drive             Vice President,
Pittsburgh, PA 15237-7002        Edgewood Services, Inc.

Peter J. Germain                 Director,                                 --
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas E. Territ                 Director,
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley II                 Director and Treasurer                    --
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

C. Todd Gibson                   Secretary,                                --
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Lori A. Hensler                  Assistant Treasurer,
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak                 Assistant Treasurer,
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

       (c)   Not applicable

Item 28.     Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

MTB Group of Funds               Reed Smith LLP
                                 Investment Management Group (IMG)
                                 Federated Investors Tower
                                 12th Floor
                                 1001 Liberty Avenue
                                 Pittsburgh, Pennsylvania 15222-3779
                                 (Notices should be sent to the
                                 Agent for Service at the above address)

                                 5800 Corporate Drive,
                                 Pittsburgh, Pennsylvania 15237-7010

Boston Financial Data            2 Heritage Drive
Services, Inc.                   North Quincy, Massachusetts 02171
("Transfer Agent, Dividend
Disbursing Agent")

Federated Services Company       Federated Investors Tower
("Co-Administrator")             1001 Liberty Avenue
                                 Pittsburgh, Pennsylvania 15222-3779

M&T Securities, Inc.         One M&T Plaza
("Co-Administrator")             Buffalo, New York 14240

MTB Investment Advisors,Inc.,    100 E. Pratt Street, 17th Floor
a subsidiary of                  Baltimore, MD 21202
Manufacturers and Traders
Trust Company ("Adviser")

LSV Asset Management             One North Wacker Drive
("Sub-Adviser" to the MTB        Suite 4000
Small Cap Stock Fund,            Chicago, Illinois 60606
the MTB Mid Cap Stock Fund
and the International Equity
Fund)

Copper Rock Capital                   200 Clarendon Street
Partners, LLC                         52nd Floor
("Sub-Adviser" to the MTB             Boston, MA 02116
Small Cap Stock Fund)

NWQ Investment Management             2049 Century Park East, 16th floor
Company, LLC                          Los Angeles, California 90067
("Sub-Adviser" to the MTB
Large Cap Value Fund and the
MTB Large Cap Value Fund II)

Hansberger Global                     401 East Los Olas Blvd.
Investors, Inc. ("Sub-Adviser"        Suite 1700
to the MTB International Equity       Fort Lauderdale, FL 33301
Fund)

SSgA Funds Management, Inc.           State Street Financial Center
("Sub-Adviser" to the MTB             One Lincoln Street
International Equity Fund)            Boston, MA 0211-2900

DePrince, Race & Zollo, Inc.      250 Park Avenue South
("Sub-Adviser" to the MTB             Suite 250
Equity Income Fund and MTB            Winter Park, Florida 32789
Balanced Fund)

State Street Bank                    P.O. Box 8609
and Trust Company("Custodian")       Boston, Massachusetts 02266-8609

Item 29.     Management Services:  Not applicable.

Item 30.     Undertakings:

             Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees/Directors and the calling of special shareholder meetings by shareholders.

                               SIGNATURES

    Pursuant to the requirements of the Securities Act of  1933  and  the
    Investment  Company  Act of 1940, the Registrant, MTB GROUP OF FUNDS,
    certifies that it meets  all of the requirements for effectiveness of this Amendment to its Registration  Statement pursuant to Rule 485(b)
    under the Securities Act of 1933 and  has  duly caused this Amendment to  its  Registration Statement to be signed on  its  behalf  by  the
    undersigned,   duly   authorized,  in  the  City  of  Pittsburgh  and
    Commonwealth of Pennsylvania, on the 27th day of August, 2007.

                           MTB GROUP OF FUNDS

                    BY: /s/ C. Grant Anderson
                    C. Grant Anderson, Secretary
                    August 27, 2007

    Pursuant to the requirements of the Securities Act of 1933, this
     Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                         TITLE                      DATE

By: /s/ C. Grant Anderson
    C. Grant Anderson         Attorney In Fact           August 27, 2007
    SECRETARY                 For the Persons
                              Listed Below

    NAME                         TITLE

Joseph J. Castiglia*             Chairman of the Board and Trustee

Charles L. Davis, Jr.*           Chief Executive Officer
                                 (Principal Executive Officer)

Carl W. Jordan*                  President

Richard N. Paddock*              Treasurer
                                 (Principal Financial Officer)

William H. Cowie, Jr.*           Trustee

John S. Cramer*                  Trustee

Mark J. Czarnecki*               Trustee

Daniel R. Gernatt, Jr.*          Trustee

Richard B. Seidel*               Trustee

Dr. Marguerite D. Hambleton*     Trustee

* By Power of Attorney